UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders
Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)

Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund)

Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)

Annual Report

February 28, 2017

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Investor Class	26.22%	13.73%	7.69%
Premium Class	26.28%	13.77%	7.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Investor Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$20,974	Fidelity® Total Market Index Fund - Investor Class
$21,083	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 26%, straddling the results of the benchmark Dow Jones U.S. Total Stock Market Index℠, which gained 26.26%. During a very strong period of market performance, all 11 sectors in the index produced double-digit gains, led by financials. During the period, banks JPMorgan Chase (+66%), Bank of America (+100%), Citigroup (+56%) and Wells Fargo (+27%) benefited from rising interest rates as well as the prospect of post-election regulatory reform, a stated priority of President Trump and the Republican Congress. In the information technology sector, Apple (+45%) reported better-than-expected sales and earnings for its fiscal first quarter of 2017, while software manufacturer Microsoft particularly benefited from strong sales growth in its cloud-computing division. Internet retailer Amazon.com (+53%) and social media giant Facebook (+27%) also contributed to results. Conversely, many of the biggest detractors came from the health care sector this period. Gilead Sciences (-18%), a biotechnology company that issued a weak sales forecast, hampered performance. Pharmaceutical manufacturers Allergan (-15%) and Perrigo (-41%) also were big laggards, struggling amid growing pressure on drug pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.5
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.3	1.2
JPMorgan Chase & Co.	1.3	1.1
Facebook, Inc. Class A	1.3	1.3
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.0
	15.1

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.8
Financials	15.3	18.2
Health Care	13.3	14.0
Consumer Discretionary	12.4	12.7
Industrials	10.7	10.3
Consumer Staples	8.3	8.8
Energy	6.2	6.4
Real Estate	4.0	0.0
Materials	3.3	3.3
Utilities	3.2	3.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Total Market Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC (a)	153,629	$10,313,115
American Axle & Manufacturing Holdings, Inc. (a)	132,676	2,629,638
Autoliv, Inc. (b)	140,674	14,728,568
BorgWarner, Inc.	322,234	13,595,052
Clean Diesel Technologies, Inc. (a)(b)	8,475	23,476
Cooper Tire & Rubber Co.	81,601	3,300,760
Cooper-Standard Holding, Inc. (a)	27,202	3,046,624
Dana Holding Corp.	219,929	4,154,459
Delphi Automotive PLC	433,732	33,020,017
Dorman Products, Inc. (a)	47,584	3,719,165
Fox Factory Holding Corp. (a)	40,961	1,097,755
Gentex Corp.	444,026	9,337,867
Gentherm, Inc. (a)	58,309	2,113,701
Hertz Global Holdings, Inc. (a)	113,057	2,568,655
Horizon Global Corp. (a)	28,918	528,621
Lci Industries	37,718	4,062,229
Lear Corp.	114,527	16,261,689
Metaldyne Performance Group, Inc.	30,783	717,244
Modine Manufacturing Co. (a)	76,995	873,893
Motorcar Parts of America, Inc. (a)(b)	32,435	920,181
Shiloh Industries, Inc. (a)	7,922	122,236
Spartan Motors, Inc.	44,931	298,791
Standard Motor Products, Inc.	32,576	1,562,671
Stoneridge, Inc. (a)	43,907	741,589
Strattec Security Corp.	4,334	128,937
Superior Industries International, Inc.	39,790	891,296
Sypris Solutions, Inc. (a)	16,848	14,993
Tenneco, Inc.	83,068	5,342,103
The Goodyear Tire & Rubber Co.	412,766	14,467,448
Tower International, Inc.	31,785	878,855
UQM Technologies, Inc. (a)	38,648	17,585
Visteon Corp. (a)	57,388	5,318,146
VOXX International Corp. (a)	18,073	89,461
Workhorse Group, Inc. (a)(b)	16,326	46,856
		156,933,676
Automobiles - 0.6%
Ford Motor Co.	6,270,789	78,572,986
General Motors Co.	2,226,289	82,016,487
Harley-Davidson, Inc.	286,768	16,167,980
Tesla, Inc. (a)(b)	199,443	49,858,756
Thor Industries, Inc.	78,500	8,699,370
Winnebago Industries, Inc. (b)	39,123	1,291,059
		236,606,638
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,448,041
Educational Development Corp.	2,866	27,370
Fenix Parts, Inc. (a)	13,969	27,938
Genuine Parts Co.	238,105	22,789,030
LKQ Corp. (a)	475,833	15,026,806
Pool Corp.	68,125	7,814,619
Weyco Group, Inc.	5,169	141,527
		48,275,331
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	497,224
Ascent Capital Group, Inc. (a)	16,905	271,325
Bridgepoint Education, Inc. (a)	19,443	181,403
Bright Horizons Family Solutions, Inc. (a)	78,305	5,411,659
Cambium Learning Group, Inc. (a)	12,514	60,943
Capella Education Co.	17,991	1,369,115
Career Education Corp. (a)	92,297	768,834
Carriage Services, Inc.	24,048	619,717
Chegg, Inc. (a)(b)	85,961	679,092
Collectors Universe, Inc.	4,772	111,665
DeVry, Inc. (b)	87,504	2,813,254
Graham Holdings Co.	7,921	4,263,478
Grand Canyon Education, Inc. (a)	82,727	5,077,783
H&R Block, Inc.	339,125	6,972,410
Houghton Mifflin Harcourt Co. (a)	170,821	1,887,572
K12, Inc. (a)	59,099	1,055,508
Liberty Tax, Inc.	8,571	128,136
Lincoln Educational Services Corp. (a)	15,671	29,305
National American University Holdings, Inc.	5,378	14,037
Regis Corp. (a)	52,945	651,753
Service Corp. International	317,953	9,770,696
ServiceMaster Global Holdings, Inc. (a)	221,126	8,807,449
Sotheby's Class A (Ltd. vtg.) (a)(b)	71,198	3,213,166
Strayer Education, Inc.	17,939	1,390,990
Universal Technical Institute, Inc.	29,419	102,084
Weight Watchers International, Inc. (a)(b)	37,785	543,726
		56,692,324
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	392,536	14,029,237
Belmond Ltd. Class A (a)	136,912	1,773,010
Biglari Holdings, Inc. (a)	2,475	1,062,839
BJ's Restaurants, Inc. (a)	35,904	1,305,110
Bloomin' Brands, Inc.	159,652	2,728,453
Bob Evans Farms, Inc.	36,126	2,049,428
Bojangles', Inc. (a)	24,608	517,998
Boyd Gaming Corp. (a)	147,259	2,896,585
Bravo Brio Restaurant Group, Inc. (a)	12,451	49,804
Brinker International, Inc.	77,201	3,260,970
Buffalo Wild Wings, Inc. (a)	29,848	4,626,440
Caesars Entertainment Corp. (a)(b)	91,365	863,399
Carnival Corp. unit	673,780	37,697,991
Carrols Restaurant Group, Inc. (a)	61,598	973,248
Century Casinos, Inc. (a)	28,742	196,595
Chipotle Mexican Grill, Inc. (a)(b)	46,452	19,451,310
Choice Hotels International, Inc.	66,238	4,014,023
Churchill Downs, Inc.	21,995	3,305,849
Chuy's Holdings, Inc. (a)(b)	26,361	751,289
ClubCorp Holdings, Inc.	105,707	1,807,590
Cracker Barrel Old Country Store, Inc. (b)	37,351	6,013,137
Darden Restaurants, Inc.	199,550	14,902,394
Dave & Buster's Entertainment, Inc. (a)	61,208	3,500,486
Del Frisco's Restaurant Group, Inc. (a)	37,615	598,079
Del Taco Restaurants, Inc. (a)	75,328	934,820
Denny's Corp. (a)	117,334	1,473,715
DineEquity, Inc.	27,200	1,627,104
Domino's Pizza, Inc.	76,030	14,431,254
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	21,985
Drive Shack, Inc.	86,128	360,876
Dunkin' Brands Group, Inc.	155,091	8,531,556
El Pollo Loco Holdings, Inc. (a)(b)	42,298	528,725
Eldorado Resorts, Inc. (a)(b)	30,709	500,557
Empire Resorts, Inc. (a)(b)	4,022	93,512
Entertainment Gaming Asia, Inc. (a)	2,060	3,440
Extended Stay America, Inc. unit	171,686	2,970,168
Famous Dave's of America, Inc. (a)	7,623	43,070
Fiesta Restaurant Group, Inc. (a)	50,677	1,005,938
Fogo de Chao, Inc. (a)(b)	4,278	59,892
Golden Entertainment, Inc.	1,436	17,017
Good Times Restaurants, Inc. (a)	7,939	23,817
Habit Restaurants, Inc. Class A (a)	23,867	321,011
Hilton Grand Vacations, Inc. (a)	88,399	2,646,666
Hilton Worldwide Holdings, Inc.	308,331	17,636,533
Hyatt Hotels Corp. Class A (a)	61,240	3,144,062
Ignite Restaurant Group, Inc. (a)	4,841	2,077
Ilg, Inc.	159,203	3,005,753
International Speedway Corp. Class A	39,245	1,455,990
Intrawest Resorts Holdings, Inc. (a)	22,150	521,854
Isle of Capri Casinos, Inc. (a)	39,454	958,338
J. Alexanders Holdings, Inc. (a)	20,559	191,199
Jack in the Box, Inc.	50,437	4,726,451
Jamba, Inc. (a)(b)	19,136	185,811
Kona Grill, Inc. (a)(b)	8,466	53,759
La Quinta Holdings, Inc. (a)	128,968	1,787,496
Las Vegas Sands Corp.	589,616	31,220,167
Lindblad Expeditions Holdings (a)	22,275	199,807
Luby's, Inc. (a)	14,614	49,395
Marcus Corp.	26,625	830,700
Marriott International, Inc. Class A	509,412	44,313,750
Marriott Vacations Worldwide Corp. (b)	38,724	3,637,345
McDonald's Corp.	1,331,342	169,945,806
MGM Mirage, Inc.	773,195	20,327,297
Monarch Casino & Resort, Inc. (a)	14,995	382,073
Nathan's Famous, Inc. (a)	3,561	220,782
Noodles & Co. (a)(b)	28,579	108,600
Norwegian Cruise Line Holdings Ltd. (a)	266,979	13,535,835
Panera Bread Co. Class A (a)(b)	33,222	7,667,638
Papa John's International, Inc. (b)	42,981	3,392,061
Papa Murphy's Holdings, Inc. (a)(b)	22,690	96,886
Park Hotels & Resorts, Inc.	176,799	4,515,446
Penn National Gaming, Inc. (a)	107,531	1,555,974
Pinnacle Entertainment, Inc.	94,638	1,642,916
Planet Fitness, Inc. (b)	85,278	1,834,330
Popeyes Louisiana Kitchen, Inc. (a)	35,356	2,793,478
Potbelly Corp. (a)	30,614	399,513
Rave Restaurant Group, Inc. (a)(b)	9,079	20,428
RCI Hospitality Holdings, Inc.	5,726	97,514
Red Lion Hotels Corp. (a)	6,989	52,068
Red Robin Gourmet Burgers, Inc. (a)	21,139	964,995
Red Rock Resorts, Inc. (b)	43,728	960,704
Royal Caribbean Cruises Ltd.	268,436	25,796,700
Ruby Tuesday, Inc. (a)	88,086	167,363
Ruth's Hospitality Group, Inc.	42,076	708,981
Scientific Games Corp. Class A (a)	89,331	1,844,685
SeaWorld Entertainment, Inc. (b)	103,555	1,995,505
Shake Shack, Inc. Class A (a)(b)	22,232	796,573
Six Flags Entertainment Corp.	140,263	8,501,340
Sonic Corp.	74,649	1,887,127
Speedway Motorsports, Inc.	23,497	500,956
Starbucks Corp.	2,331,791	132,608,954
Texas Roadhouse, Inc. Class A	113,067	4,782,734
The Cheesecake Factory, Inc.	75,769	4,625,697
Town Sports International Holdings, Inc. (a)	13,107	44,564
U.S. Foods Holding Corp.	139,952	3,855,678
Vail Resorts, Inc.	67,071	12,151,924
Wendy's Co.	300,738	4,192,288
Wingstop, Inc. (b)	38,268	1,006,448
Wyndham Worldwide Corp.	171,061	14,239,118
Wynn Resorts Ltd. (b)	129,188	12,421,426
Yum! Brands, Inc.	553,358	36,145,345
Zoe's Kitchen, Inc. (a)(b)	27,188	487,209
		777,167,447
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	198,842
Bassett Furniture Industries, Inc.	15,479	423,351
Beazer Homes U.S.A., Inc. (a)	40,506	494,173
CalAtlantic Group, Inc.	115,129	4,067,508
Cavco Industries, Inc. (a)	13,938	1,662,107
Century Communities, Inc. (a)	22,823	521,506
Comstock Holding Companies, Inc. (a)	1,496	3,201
CSS Industries, Inc.	16,118	396,180
D.R. Horton, Inc.	542,686	17,365,952
Dixie Group, Inc. (a)	11,105	39,423
Emerson Radio Corp. (a)	23,724	29,655
Ethan Allen Interiors, Inc. (b)	53,577	1,540,339
Flexsteel Industries, Inc.	9,186	461,872
Garmin Ltd.	180,689	9,325,359
GoPro, Inc. Class A (a)(b)	148,905	1,399,707
Green Brick Partners, Inc. (a)	37,398	353,411
Harman International Industries, Inc.	110,094	12,288,692
Helen of Troy Ltd. (a)	44,560	4,353,512
Hooker Furniture Corp.	17,507	577,731
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	419,876
Installed Building Products, Inc. (a)	31,210	1,468,431
iRobot Corp. (a)(b)	45,351	2,588,635
KB Home (b)	112,206	1,991,657
Koss Corp. (a)	2,669	6,326
La-Z-Boy, Inc.	79,546	2,147,742
Leggett & Platt, Inc.	221,974	10,916,681
Lennar Corp. Class A	334,495	16,320,011
LGI Homes, Inc. (a)(b)	24,556	712,370
Libbey, Inc.	30,735	430,290
Lifetime Brands, Inc.	14,046	203,667
M.D.C. Holdings, Inc. (b)	59,641	1,740,921
M/I Homes, Inc. (b)	33,201	783,544
Meritage Homes Corp. (a)	64,418	2,290,060
Mohawk Industries, Inc. (a)	100,622	22,776,796
NACCO Industries, Inc. Class A	7,854	506,583
New Home Co. LLC (a)	11,951	124,888
Newell Brands, Inc.	774,925	37,994,573
Nova LifeStyle, Inc. (a)(b)	26,136	52,011
NVR, Inc. (a)	5,604	10,843,572
PulteGroup, Inc.	477,718	10,533,682
Skyline Corp. (a)	21,741	261,979
Stanley Furniture Co., Inc.	5,699	4,502
Taylor Morrison Home Corp. (a)	100,743	2,027,957
Tempur Sealy International, Inc. (a)(b)	77,783	3,592,797
Toll Brothers, Inc. (a)	242,096	8,265,157
TopBuild Corp. (a)	69,281	2,908,416
TRI Pointe Homes, Inc. (a)	234,174	2,796,038
Tupperware Brands Corp.	86,145	5,202,297
Turtle Beach Corp. (a)(b)	6,672	7,072
UCP, Inc. (a)	9,479	102,847
Universal Electronics, Inc. (a)	22,307	1,532,491
Vuzix Corp. (a)(b)	22,003	141,919
Whirlpool Corp.	119,406	21,324,718
William Lyon Homes, Inc. (a)(b)	35,265	649,934
Zagg, Inc. (a)	38,365	232,108
		229,405,069
Internet & Direct Marketing Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	526,580
Amazon.com, Inc. (a)	632,338	534,350,904
Duluth Holdings, Inc. (a)(b)	12,299	259,386
Etsy, Inc. (a)	147,726	1,790,439
EVINE Live, Inc. (a)	71,405	91,398
Expedia, Inc.	193,757	23,064,833
FTD Companies, Inc. (a)	25,393	613,495
Gaia, Inc. Class A (a)	12,609	107,807
Groupon, Inc. (a)(b)	645,768	2,731,599
HSN, Inc.	48,658	1,834,407
Lands' End, Inc. (a)(b)	26,352	488,830
Liberty Expedia Holdings, Inc. (a)	85,283	3,691,048
Liberty Interactive Corp.:
(Venture Group) Series A (a)	144,556	6,340,226
QVC Group Series A (a)	704,430	13,299,638
Liberty TripAdvisor Holdings, Inc. (a)	113,996	1,533,246
Netflix, Inc. (a)	688,494	97,855,652
NutriSystem, Inc.	46,905	2,181,083
Overstock.com, Inc. (a)	24,847	458,427
PetMed Express, Inc. (b)	32,292	680,070
Priceline Group, Inc. (a)	78,974	136,161,443
Shutterfly, Inc. (a)(b)	54,203	2,459,732
TripAdvisor, Inc. (a)(b)	181,795	7,539,039
U.S. Auto Parts Network, Inc. (a)	5,048	17,416
Wayfair LLC Class A (a)(b)	50,248	1,899,877
		839,976,575
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	87,581	1,702,575
Arctic Cat, Inc. (a)	18,718	346,283
Black Diamond, Inc. (a)	32,583	180,836
Brunswick Corp.	144,134	8,632,185
Callaway Golf Co.	134,839	1,363,222
Escalade, Inc.	7,022	91,286
Hasbro, Inc.	179,906	17,427,494
JAKKS Pacific, Inc. (a)(b)	19,661	103,220
Johnson Outdoors, Inc. Class A	6,349	222,723
Malibu Boats, Inc. Class A (a)	23,351	480,097
Marine Products Corp.	11,741	124,689
Mattel, Inc.	552,142	14,206,614
MCBC Holdings, Inc. (a)	21,350	313,418
Nautilus, Inc. (a)	46,907	755,203
Polaris Industries, Inc. (b)	94,246	8,030,702
Sturm, Ruger & Co., Inc. (b)	33,314	1,660,703
Summer Infant, Inc. (a)	32,605	59,341
Vista Outdoor, Inc. (a)	94,769	1,917,177
		57,617,768
Media - 3.1%
A.H. Belo Corp. Class A	22,177	139,715
AMC Entertainment Holdings, Inc. Class A	84,665	2,654,248
AMC Networks, Inc. Class A (a)	101,098	6,046,671
Ballantyne of Omaha, Inc. (a)	17,964	116,766
Cable One, Inc.	7,371	4,609,971
CBS Corp. Class B	637,303	42,011,014
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	250,125
Charter Communications, Inc. Class A (a)	348,085	112,452,340
Cinedigm Corp. (a)	5,614	8,477
Cinemark Holdings, Inc.	164,899	6,904,321
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	276,763
Comcast Corp. Class A	7,645,483	286,093,974
Cumulus Media, Inc. Class A (a)	17,877	11,978
Daily Journal Corp. (a)	644	134,467
Discovery Communications, Inc.:
Class A (a)(b)	247,368	7,114,304
Class C (non-vtg.) (a)	354,211	9,942,703
DISH Network Corp. Class A (a)	361,308	22,401,096
E.W. Scripps Co. Class A (a)(b)	84,251	1,940,301
Emmis Communications Corp. Class A (a)	1,993	5,521
Entercom Communications Corp. Class A (b)	31,859	498,593
Entravision Communication Corp. Class A	84,255	450,764
Gannett Co., Inc.	167,355	1,459,336
Global Eagle Entertainment, Inc. (a)(b)	84,431	369,808
Gray Television, Inc. (a)	96,772	1,316,099
Harte-Hanks, Inc.	45,482	70,497
Hemisphere Media Group, Inc. (a)	10,964	127,182
Insignia Systems, Inc.	5,038	7,204
Interpublic Group of Companies, Inc.	639,799	15,419,156
John Wiley & Sons, Inc. Class A	79,959	4,173,860
Lee Enterprises, Inc. (a)	58,988	153,369
Liberty Broadband Corp.:
Class A (a)	33,151	2,793,303
Class C (a)(b)	119,352	10,257,111
Liberty Global PLC:
Class A (a)(b)	432,377	15,435,859
Class C (a)(b)	1,005,751	35,291,803
LiLAC Class A (a)(b)	77,452	1,893,701
LiLAC Class C (a)	204,855	5,037,384
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	314,434
Liberty Braves Class C (a)	68,302	1,501,961
Liberty Media Class A (a)(b)	28,511	858,466
Liberty Media Class C (a)(b)	79,458	2,439,361
Liberty SiriusXM Class A (a)	131,422	5,168,827
Liberty SiriusXM Class C (a)	298,286	11,612,274
Lions Gate Entertainment Corp.:
Class A	84,439	2,260,432
Class B (a)(b)	185,605	4,636,413
Live Nation Entertainment, Inc. (a)	224,734	6,384,693
Loral Space & Communications Ltd. (a)	17,760	726,384
Meredith Corp.	55,681	3,491,199
MSG Network, Inc. Class A (a)	103,460	2,255,428
National CineMedia, Inc.	108,730	1,395,006
New Media Investment Group, Inc.	89,861	1,386,555
News Corp.:
Class A	686,011	8,794,661
Class B	130,013	1,716,172
Nexstar Broadcasting Group, Inc. Class A	68,341	4,712,112
Omnicom Group, Inc.	374,948	31,908,075
Radio One, Inc. Class D (non-vtg.) (a)	32,336	88,924
Reading International, Inc. Class A (a)	17,900	285,326
Regal Entertainment Group Class A (b)	155,625	3,358,388
RLJ Entertainment, Inc. (a)	5,726	12,654
Saga Communications, Inc. Class A	3,882	193,712
Salem Communications Corp. Class A	10,842	77,520
Scholastic Corp.	44,904	2,023,374
Scripps Networks Interactive, Inc. Class A	148,773	12,016,395
Sinclair Broadcast Group, Inc. Class A	97,962	3,908,684
Sirius XM Holdings, Inc. (b)	2,845,102	14,481,569
Tegna, Inc.	350,960	8,995,105
The Madison Square Garden Co. (a)	25,883	4,642,375
The McClatchy Co. Class A (a)	6,072	67,703
The New York Times Co. Class A	193,567	2,787,365
The Walt Disney Co.	2,346,123	258,284,681
Time Warner, Inc.	1,235,113	121,300,448
Time, Inc.	154,410	2,709,896
Townsquare Media, Inc. (a)	1,285	13,968
Tribune Media Co. Class A	123,479	4,262,495
tronc, Inc. (b)	51,781	756,003
Twenty-First Century Fox, Inc.:
Class A	1,706,227	51,050,312
Class B	771,880	22,654,678
Viacom, Inc. Class B (non-vtg.)	580,312	25,214,556
World Wrestling Entertainment, Inc. Class A (b)	69,670	1,461,677
		1,230,080,045
Multiline Retail - 0.4%
Big Lots, Inc. (b)	72,215	3,707,518
Dillard's, Inc. Class A (b)	40,152	2,189,087
Dollar General Corp.	407,540	29,758,571
Dollar Tree, Inc. (a)	377,759	28,966,560
Fred's, Inc. Class A (b)	52,965	939,069
Gordmans Stores, Inc. (a)(b)	10,233	6,037
JC Penney Corp., Inc. (a)(b)	463,329	2,937,506
Kohl's Corp.	277,907	11,844,396
Macy's, Inc.	489,002	16,244,646
Nordstrom, Inc. (b)	185,779	8,668,448
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	71,864	2,252,936
Sears Holdings Corp. (a)(b)	72,471	568,173
Target Corp.	896,360	52,679,077
The Bon-Ton Stores, Inc. (a)(b)	19,775	23,730
Tuesday Morning Corp. (a)	61,992	226,271
		161,012,025
Specialty Retail - 2.3%
Aarons, Inc. Class A	98,760	2,694,173
Abercrombie & Fitch Co. Class A	93,188	1,114,528
Advance Auto Parts, Inc.	118,546	18,565,489
America's Car Mart, Inc. (a)	10,422	331,941
American Eagle Outfitters, Inc. (b)	259,564	4,114,089
Armstrong Flooring, Inc. (a)	37,094	792,699
Asbury Automotive Group, Inc. (a)	40,476	2,637,011
Ascena Retail Group, Inc. (a)(b)	266,405	1,225,463
AutoNation, Inc. (a)(b)	105,216	4,829,414
AutoZone, Inc. (a)	46,740	34,426,347
Barnes & Noble Education, Inc. (a)	60,796	583,642
Barnes & Noble, Inc. (b)	82,041	804,002
bebe stores, Inc. (a)(b)	6,695	42,982
Bed Bath & Beyond, Inc.	241,299	9,748,480
Best Buy Co., Inc.	439,881	19,411,949
Big 5 Sporting Goods Corp. (b)	23,104	310,749
Boot Barn Holdings, Inc. (a)(b)	24,133	247,846
Build-A-Bear Workshop, Inc. (a)	15,205	137,605
Burlington Stores, Inc. (a)	113,839	10,132,809
Cabela's, Inc. Class A (a)	85,519	4,005,710
Caleres, Inc.	68,568	2,048,126
CarMax, Inc. (a)(b)	309,825	19,996,106
Chico's FAS, Inc.	193,672	2,804,371
Christopher & Banks Corp. (a)	57,707	75,019
Citi Trends, Inc.	19,731	328,916
Conn's, Inc. (a)(b)	39,904	381,083
CST Brands, Inc.	121,282	5,837,303
Destination Maternity Corp. (a)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	154,218
Dick's Sporting Goods, Inc.	145,373	7,116,008
DSW, Inc. Class A	145,417	3,058,120
Express, Inc. (a)	127,643	1,434,707
Finish Line, Inc. Class A	63,867	1,041,032
Five Below, Inc. (a)(b)	100,983	3,892,895
Foot Locker, Inc.	218,804	16,556,899
Francesca's Holdings Corp. (a)	57,702	979,203
GameStop Corp. Class A (b)	155,698	3,805,259
Gap, Inc. (b)	347,127	8,615,692
Genesco, Inc. (a)(b)	32,141	1,873,820
GNC Holdings, Inc. (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	2,402,019
Guess?, Inc. (b)	102,345	1,299,782
Haverty Furniture Companies, Inc.	30,217	701,034
hhgregg, Inc. (a)(b)	15,184	1,974
Hibbett Sports, Inc. (a)(b)	34,547	1,019,137
Home Depot, Inc.	1,954,971	283,294,848
Kirkland's, Inc. (a)	21,240	240,012
L Brands, Inc.	390,917	20,570,053
Lithia Motors, Inc. Class A (sub. vtg.)	38,999	3,731,034
Lowe's Companies, Inc.	1,394,288	103,693,199
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	613,919
MarineMax, Inc. (a)	36,815	828,338
Michaels Companies, Inc. (a)	197,854	3,974,887
Monro Muffler Brake, Inc.	59,370	3,413,775
Murphy U.S.A., Inc. (a)	55,943	3,563,569
New York & Co., Inc. (a)	34,393	79,104
O'Reilly Automotive, Inc. (a)(b)	151,839	41,256,175
Office Depot, Inc.	822,922	3,431,585
Party City Holdco, Inc. (a)(b)	50,325	727,196
Penske Automotive Group, Inc.	59,093	2,972,378
Perfumania Holdings, Inc. (a)	876	1,533
Pier 1 Imports, Inc.	118,802	799,537
Rent-A-Center, Inc. (b)	93,716	812,518
RH (a)(b)	68,112	2,073,329
Ross Stores, Inc.	631,815	43,329,873
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,995,589
Sears Hometown & Outlet Stores, Inc. (a)	10,000	37,000
Select Comfort Corp. (a)(b)	68,724	1,614,327
Shoe Carnival, Inc.	21,330	540,502
Signet Jewelers Ltd. (b)	116,151	7,386,042
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	876,593
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (b)	38,699	90,169
Staples, Inc.	1,008,899	9,070,002
Stein Mart, Inc.	40,412	145,483
Tailored Brands, Inc.	76,887	1,776,859
The Buckle, Inc. (b)	40,527	804,461
The Cato Corp. Class A (sub. vtg.)	36,544	913,965
The Children's Place Retail Stores, Inc. (b)	27,695	2,805,504
The Container Store Group, Inc. (a)(b)	22,029	92,522
Tiffany & Co., Inc. (b)	172,395	15,837,929
Tile Shop Holdings, Inc.	56,926	1,001,898
Tilly's, Inc.	14,113	155,666
TJX Companies, Inc.	1,051,937	82,524,458
Tractor Supply Co.	212,302	15,054,335
Trans World Entertainment Corp. (a)	2,977	8,038
Ulta Beauty, Inc. (a)	93,980	25,696,951
Urban Outfitters, Inc. (a)	143,484	3,734,889
Vitamin Shoppe, Inc. (a)(b)	45,231	963,420
West Marine, Inc. (a)	16,394	150,661
Williams-Sonoma, Inc. (b)	125,525	6,099,260
Winmark Corp.	1,991	225,879
Zumiez, Inc. (a)(b)	31,066	633,746
		905,569,680
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	76,972	6,774,306
Cherokee, Inc. (a)	20,319	190,999
Coach, Inc.	439,225	16,730,080
Columbia Sportswear Co.	42,368	2,327,698
Crocs, Inc. (a)	126,644	842,183
Culp, Inc.	12,256	416,704
Deckers Outdoor Corp. (a)(b)	51,521	2,721,854
Delta Apparel, Inc. (a)	4,312	75,503
Differential Brands Group, Inc. (a)	1,083	2,437
Fossil Group, Inc. (a)(b)	73,701	1,393,686
G-III Apparel Group Ltd. (a)(b)	69,854	1,797,343
Hanesbrands, Inc. (b)	627,279	12,551,853
Iconix Brand Group, Inc. (a)	101,691	784,038
Kate Spade & Co. (a)	209,113	4,989,436
Lakeland Industries, Inc. (a)	6,813	68,471
lululemon athletica, Inc. (a)	174,001	11,355,305
Michael Kors Holdings Ltd. (a)	265,830	9,702,795
Movado Group, Inc.	39,217	951,012
NIKE, Inc. Class B	2,149,211	122,848,901
Oxford Industries, Inc.	25,955	1,458,931
Perry Ellis International, Inc. (a)	15,961	371,732
PVH Corp.	125,591	11,504,136
Ralph Lauren Corp.	91,187	7,233,865
Rocky Brands, Inc.	8,326	89,921
Sequential Brands Group, Inc. (a)(b)	63,961	251,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	210,934	5,414,676
Steven Madden Ltd. (a)	86,611	3,234,921
Superior Uniform Group, Inc.	11,974	219,364
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	294,186	6,066,115
Class C (non-vtg.) (b)	294,534	5,466,551
Unifi, Inc. (a)	22,047	601,663
Vera Bradley, Inc. (a)	29,957	313,350
VF Corp.	535,523	28,088,181
Vince Holding Corp. (a)(b)	26,763	46,835
Wolverine World Wide, Inc.	157,560	3,965,785
		270,851,997

TOTAL CONSUMER DISCRETIONARY		4,970,188,575

CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,346,592
Brown-Forman Corp.:
Class A	40,918	2,039,762
Class B (non-vtg.)	343,578	16,752,863
Castle Brands, Inc. (a)	38,689	40,237
Coca-Cola Bottling Co. Consolidated	6,914	1,189,692
Constellation Brands, Inc. Class A (sub. vtg.)	285,421	45,327,709
Craft Brew Alliance, Inc. (a)	14,306	210,298
Dr. Pepper Snapple Group, Inc.	295,643	27,624,882
MGP Ingredients, Inc.	19,078	843,820
Molson Coors Brewing Co. Class B	293,231	29,437,460
Monster Beverage Corp. (a)	654,829	27,136,114
National Beverage Corp. (b)	22,740	1,328,243
PepsiCo, Inc.	2,297,406	253,587,674
Primo Water Corp. (a)	33,980	487,273
REED'S, Inc. (a)	1,830	7,229
The Coca-Cola Co.	6,225,391	261,217,406
		669,577,254
Food & Staples Retailing - 1.7%
AdvancePierre Foods Holdings, Inc.	59,749	1,730,331
Andersons, Inc.	47,014	1,859,404
Casey's General Stores, Inc.	65,556	7,511,406
Chefs' Warehouse Holdings (a)(b)	22,894	320,516
Costco Wholesale Corp.	698,979	123,845,099
CVS Health Corp.	1,714,197	138,129,994
Ingles Markets, Inc. Class A	19,385	908,187
Kroger Co.	1,519,311	48,314,090
Manitowoc Foodservice, Inc. (a)(b)	224,738	4,283,506
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	145,830
Performance Food Group Co. (a)	109,601	2,586,584
PriceSmart, Inc.	36,020	3,184,168
Rite Aid Corp. (a)	1,692,492	10,154,952
Smart & Final Stores, Inc. (a)(b)	46,551	649,386
SpartanNash Co.	61,272	2,138,393
Sprouts Farmers Market LLC (a)(b)	217,629	4,017,431
SUPERVALU, Inc. (a)	422,858	1,598,403
Sysco Corp.	803,985	42,386,089
United Natural Foods, Inc. (a)	87,309	3,758,652
Village Super Market, Inc. Class A	8,594	254,468
Wal-Mart Stores, Inc.	2,419,821	171,637,904
Walgreens Boots Alliance, Inc.	1,375,317	118,799,882
Weis Markets, Inc.	29,625	1,777,500
Whole Foods Market, Inc. (b)	497,207	15,249,339
		705,241,514
Food Products - 1.6%
Alico, Inc.	4,002	102,451
Amplify Snack Brands, Inc. (a)(b)	47,704	477,994
Archer Daniels Midland Co.	923,672	43,384,874
B&G Foods, Inc. Class A	116,520	4,952,100
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,028,983
Bunge Ltd.	226,009	18,498,837
Cal-Maine Foods, Inc. (b)	58,088	2,204,440
Calavo Growers, Inc. (b)	26,199	1,477,624
Campbell Soup Co.	312,192	18,528,595
Coffee Holding Co., Inc. (a)	3,401	17,005
ConAgra Foods, Inc.	667,250	27,497,373
Darling International, Inc. (a)	262,702	3,417,753
Dean Foods Co.	156,497	2,854,505
Farmer Brothers Co. (a)(b)	27,261	890,753
Flowers Foods, Inc.	291,098	5,606,547
Fresh Del Monte Produce, Inc.	55,694	3,223,012
Freshpet, Inc. (a)(b)	24,280	245,228
General Mills, Inc.	951,076	57,416,458
Hormel Foods Corp.	427,140	15,056,685
Hostess Brands, Inc. Class A (a)(b)	75,751	1,153,688
Ingredion, Inc.	114,802	13,878,414
Inventure Foods, Inc. (a)(b)	20,016	111,689
J&J Snack Foods Corp.	22,542	3,016,120
John B. Sanfilippo & Son, Inc.	17,222	1,057,431
Kellogg Co.	408,401	30,250,262
Lamb Weston Holdings, Inc.	217,534	8,525,157
Lancaster Colony Corp.	32,520	4,286,136
Landec Corp. (a)	35,757	450,538
Lifeway Foods, Inc. (a)	1,962	20,621
Limoneira Co.	13,723	252,092
McCormick & Co., Inc. (non-vtg.)	186,850	18,389,777
Mead Johnson Nutrition Co. Class A	295,104	25,907,180
Mondelez International, Inc.	2,474,912	108,698,135
Omega Protein Corp.	32,056	815,825
Pilgrim's Pride Corp. (b)	94,260	1,921,019
Pinnacle Foods, Inc.	187,264	10,698,392
Post Holdings, Inc. (a)	105,120	8,606,174
Sanderson Farms, Inc. (b)	34,070	3,238,013
Seaboard Corp.	422	1,532,894
Seneca Foods Corp. Class A (a)	9,032	339,152
Snyders-Lance, Inc.	136,611	5,407,063
The Hain Celestial Group, Inc. (a)	166,934	5,906,125
The Hershey Co.	220,949	23,939,824
The J.M. Smucker Co.	182,507	25,866,717
The Kraft Heinz Co.	955,814	87,466,539
Tootsie Roll Industries, Inc. (b)	45,637	1,786,689
TreeHouse Foods, Inc. (a)(b)	91,984	7,825,999
Tyson Foods, Inc. Class A	467,386	29,239,668
WhiteWave Foods Co. (a)	274,103	15,097,593
		655,566,143
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	2,270,942
Church & Dwight Co., Inc.	417,766	20,821,457
Clorox Co.	206,985	28,317,618
Colgate-Palmolive Co.	1,421,650	103,752,017
Energizer Holdings, Inc.	94,615	5,190,579
HRG Group, Inc. (a)	243,938	4,483,580
Kimberly-Clark Corp.	575,485	76,280,537
Oil-Dri Corp. of America	2,105	74,264
Orchids Paper Products Co. (b)	12,438	354,607
Procter & Gamble Co.	4,287,412	390,454,611
Spectrum Brands Holdings, Inc. (b)	41,932	5,691,011
WD-40 Co. (b)	22,073	2,425,823
		640,117,046
Personal Products - 0.2%
Avon Products, Inc. (a)	698,517	3,073,475
Coty, Inc. Class A	765,961	14,384,748
Cyanotech Corp. (a)	2,300	9,545
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)(b)	95,191	7,028,903
elf Beauty, Inc. (b)	23,141	641,006
Estee Lauder Companies, Inc. Class A	349,950	28,993,358
Herbalife Ltd. (a)(b)	121,381	6,856,813
Inter Parfums, Inc.	25,837	893,960
LifeVantage Corp. (a)(b)	19,206	106,401
Mannatech, Inc.	599	11,261
MediFast, Inc.	40,989	1,837,947
Natural Health Trends Corp. (b)	11,452	318,251
Nature's Sunshine Products, Inc.	6,985	79,629
Nu Skin Enterprises, Inc. Class A	81,268	4,026,017
Nutraceutical International Corp.	24,247	817,124
Revlon, Inc. (a)	25,388	853,037
Synutra International, Inc. (a)(b)	26,200	150,650
The Female Health Co. (a)	11,731	11,848
USANA Health Sciences, Inc. (a)(b)	20,348	1,181,201
		71,284,728
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	98,310	94,378
Alliance One International, Inc. (a)	8,945	128,361
Altria Group, Inc.	3,103,679	232,527,631
Philip Morris International, Inc.	2,487,301	271,986,364
Reynolds American, Inc.	1,323,945	81,515,294
Universal Corp.	43,930	2,974,061
Vector Group Ltd. (b)	157,078	3,578,237
		592,804,326

TOTAL CONSUMER STAPLES		3,334,591,011

ENERGY - 6.2%
Energy Equipment & Services - 1.2%
Archrock, Inc.	117,660	1,606,059
Aspen Aerogels, Inc. (a)	9,858	40,812
Atwood Oceanics, Inc. (a)(b)	121,695	1,279,014
Baker Hughes, Inc.	675,690	40,730,593
Bristow Group, Inc.	47,191	741,371
Carbo Ceramics, Inc. (a)(b)	26,245	336,723
Core Laboratories NV (b)	67,691	7,745,204
Dawson Geophysical Co. (a)	19,081	147,305
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,678,291
Dril-Quip, Inc. (a)(b)	70,873	4,348,059
ENGlobal Corp. (a)	5,637	13,642
Ensco PLC Class A (b)	494,916	4,820,482
Era Group, Inc. (a)	30,759	423,859
Exterran Corp. (a)	59,232	1,803,022
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	2,408,735
Forum Energy Technologies, Inc. (a)(b)	122,886	2,666,626
Frank's International NV (b)	90,617	1,105,527
Geospace Technologies Corp. (a)(b)	25,924	428,005
Gulf Island Fabrication, Inc.	17,861	203,615
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	43,148
Halliburton Co.	1,371,865	73,339,903
Helix Energy Solutions Group, Inc. (a)	241,675	1,996,236
Helmerich & Payne, Inc. (b)	172,753	11,811,123
Hornbeck Offshore Services, Inc. (a)(b)	41,835	187,839
Independence Contract Drilling, Inc. (a)	45,769	272,326
ION Geophysical Corp. (a)(b)	10,360	55,426
Mammoth Energy Services, Inc.	11,194	240,671
Matrix Service Co. (a)	47,813	774,571
McDermott International, Inc. (a)	356,208	2,621,691
Mitcham Industries, Inc. (a)	23,287	112,709
Nabors Industries Ltd.	457,542	6,698,415
National Oilwell Varco, Inc. (b)	619,107	25,024,305
Natural Gas Services Group, Inc. (a)	21,602	562,732
Newpark Resources, Inc. (a)	122,453	942,888
Noble Corp. (b)	421,660	2,816,689
Oceaneering International, Inc.	170,909	4,840,143
Oil States International, Inc. (a)	74,010	2,723,568
Parker Drilling Co. (a)(b)	180,331	342,629
Patterson-UTI Energy, Inc.	259,957	7,180,012
PHI, Inc. (non-vtg.) (a)	18,377	266,283
Pioneer Energy Services Corp. (a)	120,721	633,785
Profire Energy, Inc. (a)	14,213	17,766
RigNet, Inc. (a)	15,376	271,386
Rowan Companies PLC (a)(b)	205,609	3,725,635
RPC, Inc. (b)	95,956	1,919,120
Schlumberger Ltd.	2,233,013	179,444,925
SEACOR Holdings, Inc. (a)(b)	30,397	2,092,833
Smart Sand, Inc.	41,295	709,035
Superior Energy Services, Inc. (b)	236,252	3,898,158
Synthesis Energy Systems, Inc. (a)(b)	138,081	117,341
TechnipFMC PLC (a)	753,666	24,358,485
Tesco Corp. (a)	127,576	1,065,260
TETRA Technologies, Inc. (a)	186,418	837,017
Tidewater, Inc. (a)(b)	65,412	88,960
Transocean Ltd. (United States) (a)(b)	611,108	8,445,513
U.S. Silica Holdings, Inc.	114,850	5,807,965
Unit Corp. (a)	78,525	2,131,169
Weatherford International PLC (a)(b)	1,561,649	8,838,933
Willbros Group, Inc. (a)	69,552	208,656
		459,992,193
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (a)	181,293	384,341
Adams Resources & Energy, Inc.	2,090	84,645
Aemetis, Inc. (a)(b)	10,055	11,563
Alon U.S.A. Energy, Inc.	48,399	588,532
Amyris, Inc. (a)	58,883	30,001
Anadarko Petroleum Corp.	896,963	57,988,658
Antero Resources Corp. (a)	238,361	5,715,897
Apache Corp.	609,029	32,028,835
Approach Resources, Inc. (a)(b)	60,041	159,109
Arch Coal, Inc. (a)(b)	38,738	2,783,713
Ardmore Shipping Corp. (b)	32,573	223,125
Barnwell Industries, Inc. (a)	2,847	6,776
Bill Barrett Corp. (a)(b)	120,934	666,346
Bonanza Creek Energy, Inc. (a)(b)	47,310	81,373
Cabot Oil & Gas Corp.	752,287	16,475,085
California Resources Corp. (a)(b)	64,079	1,145,092
Callon Petroleum Co. (a)	315,265	3,978,644
Camber Energy, Inc. (a)(b)	376	270
Carrizo Oil & Gas, Inc. (a)(b)	92,100	2,997,855
Centennial Resource Development, Inc. Class A (a)(b)	95,841	1,802,769
Cheniere Energy, Inc. (a)	377,804	18,153,482
Chesapeake Energy Corp. (a)(b)	1,212,527	6,608,272
Chevron Corp.	3,028,914	340,752,825
Cimarex Energy Co.	152,386	19,157,968
Clayton Williams Energy, Inc. (a)(b)	12,847	1,738,841
Clean Energy Fuels Corp. (a)(b)	142,581	349,323
Cloud Peak Energy, Inc. (a)(b)	86,697	432,618
Cobalt International Energy, Inc. (a)(b)	562,082	399,078
Comstock Resources, Inc. (a)(b)	24,083	225,658
Concho Resources, Inc. (a)	234,758	31,093,697
ConocoPhillips Co.	1,987,204	94,531,294
CONSOL Energy, Inc. (b)	279,949	4,358,806
Contango Oil & Gas Co. (a)	51,306	380,691
Continental Resources, Inc. (a)(b)	138,323	6,252,200
CVR Energy, Inc. (b)	23,933	548,544
Delek U.S. Holdings, Inc.	94,831	2,282,582
Denbury Resources, Inc. (a)(b)	635,481	1,722,154
Devon Energy Corp.	837,762	36,325,360
Diamondback Energy, Inc. (a)	143,444	14,467,762
Earthstone Energy, Inc. (a)(b)	10,660	137,514
Eclipse Resources Corp. (a)	169,538	366,202
Enbridge, Inc.	11,082	463,782
Energen Corp. (a)	155,700	8,174,250
EOG Resources, Inc.	924,260	89,643,977
EP Energy Corp. (a)(b)	55,228	260,676
EQT Corp.	274,571	16,444,057
Evolution Petroleum Corp.	53,534	468,423
EXCO Resources, Inc. (a)(b)	316,810	176,463
Extraction Oil & Gas, Inc.	65,143	1,153,031
Exxon Mobil Corp.	6,656,343	541,293,813
Gastar Exploration, Inc. (a)	285,601	522,650
Gener8 Maritime, Inc. (a)	186,799	911,579
Gevo, Inc. (a)(b)	7,805	7,883
Green Plains, Inc.	56,901	1,425,370
Gulfport Energy Corp. (a)	242,209	4,199,904
Halcon Resources Corp. (a)(b)	43,182	349,774
Hallador Energy Co.	19,418	162,723
Harvest Natural Resources, Inc. (a)(b)	21,137	140,138
Hess Corp.	424,560	21,839,366
HollyFrontier Corp.	276,639	8,099,990
Houston American Energy Corp. (a)	36,485	8,392
International Seaways, Inc. (a)	26,698	500,588
Isramco, Inc. (a)	123	14,945
Jones Energy, Inc. (a)(b)	84,184	269,389
Kinder Morgan, Inc.	3,102,943	66,123,715
Kosmos Energy Ltd. (a)(b)	286,209	1,757,323
Laredo Petroleum, Inc. (a)(b)	215,486	2,980,171
Lonestar Resources U.S., Inc. (a)	18,853	107,462
Marathon Oil Corp.	1,346,406	21,542,496
Marathon Petroleum Corp.	847,177	42,019,979
Matador Resources Co. (a)(b)	153,132	3,685,887
Murphy Oil Corp. (b)	253,055	7,158,926
Newfield Exploration Co. (a)	312,482	11,393,094
Noble Energy, Inc.	692,407	25,210,539
Northern Oil & Gas, Inc. (a)(b)	93,777	281,331
Oasis Petroleum, Inc. (a)	373,501	5,288,774
Occidental Petroleum Corp.	1,223,274	80,185,611
ONEOK, Inc. (b)	328,542	17,757,695
Overseas Shipholding Group, Inc.	80,103	400,515
Pacific Ethanol, Inc. (a)	51,285	402,587
Panhandle Royalty Co. Class A	32,305	636,409
Par Pacific Holdings, Inc. (a)(b)	53,028	774,209
Parsley Energy, Inc. Class A (a)	349,405	10,618,418
PBF Energy, Inc. Class A (b)	170,889	4,185,072
PDC Energy, Inc. (a)(b)	89,317	6,036,936
Petroquest Energy, Inc. (a)(b)	17,737	67,755
Phillips 66 Co.	708,130	55,368,685
Pioneer Natural Resources Co.	271,521	50,494,760
QEP Resources, Inc. (a)	388,809	5,350,012
Range Resources Corp.	300,719	8,305,859
Renewable Energy Group, Inc. (a)(b)	48,243	429,363
Resolute Energy Corp. (a)(b)	30,507	1,420,101
Rex American Resources Corp. (a)	9,008	749,646
Rex Energy Corp. (a)(b)	63,386	38,856
Rice Energy, Inc. (a)	262,106	4,888,277
Ring Energy, Inc. (a)	84,537	1,044,877
RSP Permian, Inc. (a)	170,757	6,743,194
Sanchez Energy Corp. (a)(b)	110,256	1,267,944
SandRidge Energy, Inc. (a)	37,708	707,025
SemGroup Corp. Class A (b)	87,119	3,062,233
SM Energy Co.	152,521	3,759,643
Southwestern Energy Co. (a)	779,274	5,852,348
Synergy Resources Corp. (a)(b)	317,379	2,592,986
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	306,749	17,331,319
Teekay Corp. (b)	68,637	674,015
Tellurian, Inc. (a)(b)	12,706	226,929
Tengasco, Inc. (a)(b)	1,261	731
Tesoro Corp.	188,895	16,091,965
The Williams Companies, Inc.	1,309,119	37,100,432
TransAtlantic Petroleum Ltd. (a)	18,382	20,404
Triangle Petroleum Corp. (a)(b)	83,126	22,028
U.S. Energy Corp. (a)	2,263	1,878
Uranium Energy Corp. (a)(b)	246,510	367,300
Uranium Resources, Inc. (a)	2,190	4,380
VAALCO Energy, Inc. (a)	68,248	76,438
Valero Energy Corp.	724,744	49,246,355
Vertex Energy, Inc. (a)	17,824	24,241
W&T Offshore, Inc. (a)(b)	37,319	93,671
Western Refining, Inc.	132,827	4,850,842
Westmoreland Coal Co. (a)	31,012	447,813
Whiting Petroleum Corp. (a)	451,901	4,903,126
World Fuel Services Corp.	116,948	4,230,009
WPX Energy, Inc. (a)	612,395	7,899,896
Zion Oil & Gas, Inc. (a)	27,782	36,117
		2,008,309,265

TOTAL ENERGY		2,468,301,458

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,551,846
Access National Corp. (b)	1,270	35,065
ACNB Corp.	3,789	109,881
Allegiance Bancshares, Inc. (a)(b)	20,938	772,612
American National Bankshares, Inc.	2,748	100,439
Ameris Bancorp	53,161	2,567,676
Ames National Corp.	2,652	85,394
Arrow Financial Corp.	16,949	591,520
Associated Banc-Corp.	269,062	6,928,347
Atlantic Capital Bancshares, Inc. (a)	21,164	380,952
Banc of California, Inc. (b)	80,001	1,556,019
BancFirst Corp.	17,711	1,688,744
Bancorp, Inc., Delaware (a)	84,963	440,108
BancorpSouth, Inc.	133,469	4,137,539
Bank of America Corp.	16,207,885	400,010,602
Bank of Hawaii Corp.	74,301	6,275,462
Bank of Marin Bancorp	5,058	346,473
Bank of the Ozarks, Inc. (b)	148,023	8,101,299
BankUnited, Inc.	158,862	6,295,701
Banner Corp.	51,093	2,969,525
Bar Harbor Bankshares	6,297	268,315
BB&T Corp.	1,295,845	62,485,646
BCB Bancorp, Inc.	2,814	41,366
Berkshire Hills Bancorp, Inc.	55,545	1,963,516
Blue Hills Bancorp, Inc.	49,471	907,793
BNC Bancorp	84,382	3,033,533
BOK Financial Corp.	49,801	4,106,590
Boston Private Financial Holdings, Inc.	128,855	2,216,306
Bridge Bancorp, Inc.	53,457	1,905,742
Brookline Bancorp, Inc., Delaware	111,120	1,761,252
Bryn Mawr Bank Corp.	27,092	1,112,127
C & F Financial Corp.	1,992	94,620
Camden National Corp.	22,138	939,979
Capital Bank Financial Corp. Series A	43,923	1,792,058
Capital City Bank Group, Inc.	7,146	145,993
Cardinal Financial Corp.	51,939	1,622,574
Carolina Financial Corp. (b)	15,721	471,944
Cascade Bancorp (a)	37,243	307,255
Cathay General Bancorp	122,996	4,831,283
Centerstate Banks of Florida, Inc.	74,327	1,836,620
Central Pacific Financial Corp.	46,756	1,476,554
Central Valley Community Bancorp	3,159	64,886
Century Bancorp, Inc. Class A (non-vtg.)	686	43,424
Chemical Financial Corp.	114,631	6,106,393
CIT Group, Inc.	324,789	13,933,448
Citigroup, Inc.	4,565,189	273,043,954
Citizens & Northern Corp.	8,777	205,996
Citizens Financial Group, Inc.	812,976	30,380,913
City Holding Co.	22,173	1,452,332
CNB Financial Corp., Pennsylvania	18,512	444,843
CoBiz, Inc.	48,540	827,607
Columbia Banking Systems, Inc.	85,736	3,420,009
Comerica, Inc.	274,217	19,546,188
Commerce Bancshares, Inc.	144,354	8,519,773
Community Bank System, Inc.	88,502	5,257,904
Community Trust Bancorp, Inc.	30,823	1,414,776
ConnectOne Bancorp, Inc.	44,434	1,115,293
CU Bancorp (a)	27,578	1,083,815
Cullen/Frost Bankers, Inc.	95,722	8,851,413
Customers Bancorp, Inc. (a)	47,427	1,628,169
CVB Financial Corp.	147,873	3,511,984
Eagle Bancorp, Inc. (a)	47,619	2,964,283
East West Bancorp, Inc.	226,282	12,246,382
Eastern Virginia Bankshares, Inc.	969	10,300
Enterprise Bancorp, Inc.	15,551	515,360
Enterprise Financial Services Corp.	30,725	1,350,364
Farmers Capital Bank Corp.	12,316	478,477
Farmers National Banc Corp.	66,489	917,548
FCB Financial Holdings, Inc. Class A (a)	62,415	3,033,369
Fidelity Southern Corp.	33,831	797,397
Fifth Third Bancorp	1,219,702	33,468,623
Financial Institutions, Inc.	20,978	717,448
First Bancorp, North Carolina	30,448	914,962
First Bancorp, Puerto Rico (a)	301,460	1,923,315
First Busey Corp.	54,682	1,690,767
First Business Finance Services, Inc.	3,936	99,266
First Citizen Bancshares, Inc.	15,636	5,570,950
First Commonwealth Financial Corp.	139,377	1,941,522
First Community Bancshares, Inc.	12,848	347,153
First Connecticut Bancorp, Inc.	11,897	287,313
First Financial Bancorp, Ohio	103,444	2,870,571
First Financial Bankshares, Inc. (b)	106,325	4,678,300
First Financial Corp., Indiana	17,277	802,517
First Financial Northwest, Inc.	2,197	44,709
First Foundation, Inc. (a)	39,781	652,408
First Hawaiian, Inc.	77,725	2,462,328
First Horizon National Corp.	346,669	6,912,580
First Internet Bancorp	6,364	195,693
First Interstate Bancsystem, Inc.	38,967	1,708,703
First Merchants Corp.	71,357	2,862,843
First Mid-Illinois Bancshares, Inc.	15,730	520,348
First Midwest Bancorp, Inc., Delaware	122,035	2,981,315
First NBC Bank Holding Co. (a)(b)	23,508	104,611
First Northwest Bancorp (a)	5,375	82,990
First of Long Island Corp.	32,168	884,620
First Republic Bank	249,797	23,438,453
First United Corp. (a)	3,018	44,214
First United Corp. rights 3/17/17 (a)	3,018	1,026
Flushing Financial Corp.	47,044	1,314,409
FNB Corp., Pennsylvania	352,576	5,489,608
Franklin Financial Network, Inc. (a)	20,997	827,282
Fulton Financial Corp.	269,904	5,161,914
German American Bancorp, Inc.	18,768	890,542
Glacier Bancorp, Inc.	124,637	4,601,598
Great Southern Bancorp, Inc.	15,318	766,666
Great Western Bancorp, Inc.	87,025	3,719,449
Green Bancorp, Inc. (a)	40,300	687,115
Guaranty Bancorp	27,816	688,446
Hancock Holding Co.	130,273	6,181,454
Hanmi Financial Corp.	52,514	1,753,968
HarborOne Bancorp, Inc.	41,736	823,869
Heartland Financial U.S.A., Inc.	36,703	1,818,634
Heritage Commerce Corp.	59,915	850,793
Heritage Financial Corp., Washington	51,567	1,289,175
Heritage Oaks Bancorp	32,593	448,480
Hilltop Holdings, Inc.	136,474	3,873,132
Home Bancshares, Inc.	191,474	5,388,078
HomeTrust Bancshares, Inc. (a)	24,994	599,856
Hope Bancorp, Inc.	216,598	4,635,197
Horizon Bancorp Industries	29,396	762,532
Huntington Bancshares, Inc.	1,739,179	24,591,991
IBERIABANK Corp.	81,864	6,937,974
Independent Bank Corp.	26,504	567,186
Independent Bank Corp., Massachusetts	41,598	2,703,870
Independent Bank Group, Inc.	18,321	1,159,719
International Bancshares Corp.	94,450	3,593,823
Investors Bancorp, Inc.	516,646	7,558,531
JPMorgan Chase & Co.	5,737,001	519,887,031
KeyCorp	1,753,127	32,906,194
Lakeland Bancorp, Inc.	60,320	1,188,304
Lakeland Financial Corp.	43,110	1,956,763
LegacyTexas Financial Group, Inc.	64,665	2,754,082
Live Oak Bancshares, Inc. (b)	47,360	1,086,912
M&T Bank Corp.	252,688	42,191,315
Macatawa Bank Corp.	22,839	231,131
MainSource Financial Group, Inc.	34,621	1,185,769
MB Financial, Inc.	124,722	5,614,984
MBT Financial Corp.	19,637	208,152
Mercantile Bank Corp.	17,364	580,652
Merchants Bancshares, Inc.	10,090	519,131
Middleburg Financial Corp.	4,711	168,230
Midland States Bancorp, Inc.	6,212	218,414
Midsouth Bancorp, Inc.	7,208	105,958
MidWestOne Financial Group, Inc.	9,068	330,710
MutualFirst Financial, Inc.	20,181	638,729
National Bank Holdings Corp.	40,043	1,321,019
National Bankshares, Inc. (b)	5,803	219,934
National Commerce Corp. (a)	16,217	607,327
NBT Bancorp, Inc.	92,219	3,723,803
Nicolet Bankshares, Inc. (a)	7,917	385,875
Northrim Bancorp, Inc.	6,518	190,000
OFG Bancorp (b)	71,939	928,013
Old Line Bancshares, Inc.	8,031	225,270
Old National Bancorp, Indiana	272,863	5,007,036
Old Second Bancorp, Inc.	18,605	203,725
Opus Bank	31,202	673,963
Orrstown Financial Services, Inc.	5,669	123,868
Pacific Continental Corp.	35,872	902,181
Pacific Mercantile Bancorp (a)	10,321	75,859
Pacific Premier Bancorp, Inc. (a)	40,332	1,613,280
PacWest Bancorp	207,277	11,420,963
Park National Corp.	21,902	2,353,370
Park Sterling Corp.	75,635	897,031
Peapack-Gladstone Financial Corp.	20,893	654,787
Penns Woods Bancorp, Inc.	3,854	183,258
People's Utah Bancorp	31,031	825,425
Peoples Bancorp, Inc.	27,844	905,487
Peoples Financial Corp., Mississippi (a)	2,667	40,805
Peoples Financial Services Corp.	12,111	503,575
Peoples United Financial, Inc. (b)	535,736	10,286,131
Pinnacle Financial Partners, Inc.	83,847	5,818,982
PNC Financial Services Group, Inc.	780,464	99,298,435
Popular, Inc.	171,035	7,535,802
Preferred Bank, Los Angeles	21,681	1,217,171
Premier Financial Bancorp, Inc.	4,507	82,839
PrivateBancorp, Inc.	128,395	7,267,157
Prosperity Bancshares, Inc.	109,880	8,190,455
QCR Holdings, Inc.	31,102	1,349,827
Regions Financial Corp.	1,990,677	30,397,638
Renasant Corp.	71,564	2,936,987
Republic Bancorp, Inc., Kentucky Class A	18,205	629,529
Republic First Bancorp, Inc. (a)(b)	116,122	928,976
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	21,978
S&T Bancorp, Inc.	72,150	2,567,819
Sandy Spring Bancorp, Inc.	42,176	1,816,099
Seacoast Banking Corp., Florida (a)	55,503	1,289,335
ServisFirst Bancshares, Inc. (b)	88,788	3,690,917
Shore Bancshares, Inc.	6,745	117,161
Sierra Bancorp	8,792	251,803
Signature Bank (a)	92,531	14,574,558
Simmons First National Corp. Class A	56,478	3,247,485
South State Corp.	41,590	3,722,305
Southern First Bancshares, Inc. (a)	3,669	122,912
Southern National Bancorp of Virginia, Inc.	3,574	60,758
Southside Bancshares, Inc.	40,565	1,429,105
Southwest Bancorp, Inc., Oklahoma	34,097	908,685
State Bank Financial Corp.	55,381	1,502,487
Sterling Bancorp	235,339	5,824,640
Stock Yards Bancorp, Inc.	30,796	1,361,183
Stonegate Bank	22,048	1,022,366
Suffolk Bancorp (b)	17,277	734,964
Summit Financial Group, Inc. (b)	7,690	184,252
Sun Bancorp, Inc.	15,520	401,192
SunTrust Banks, Inc.	784,599	46,675,795
SVB Financial Group (a)	85,200	16,263,828
Synovus Financial Corp.	198,807	8,393,632
TCF Financial Corp.	303,183	5,275,384
Texas Capital Bancshares, Inc. (a)	74,662	6,656,117
The First Bancorp, Inc.	2,896	78,511
Tompkins Financial Corp.	22,580	2,025,878
TowneBank	102,762	3,344,903
Trico Bancshares	37,499	1,362,339
TriState Capital Holdings, Inc. (a)	31,167	733,983
Triumph Bancorp, Inc. (a)	20,156	542,196
Trustmark Corp.	109,424	3,615,369
U.S. Bancorp	2,564,488	141,046,840
UMB Financial Corp.	69,076	5,444,570
Umpqua Holdings Corp.	368,620	6,933,742
Union Bankshares Corp.	76,873	2,787,415
Union Bankshares, Inc. (b)	1,824	75,514
United Bankshares, Inc., West Virginia (b)	126,684	5,669,109
United Community Bank, Inc.	111,127	3,210,459
Unity Bancorp, Inc.	5,913	99,930
Univest Corp. of Pennsylvania	38,712	1,078,129
Valley National Bancorp	416,825	5,156,125
Veritex Holdings, Inc. (a)	16,602	475,647
Washington Trust Bancorp, Inc.	22,987	1,245,895
WashingtonFirst Bankshares, Inc.	8,428	231,517
Webster Financial Corp.	144,402	7,932,002
Wells Fargo & Co.	7,259,799	420,197,166
WesBanco, Inc.	73,993	2,986,357
West Bancorp., Inc.	59,222	1,311,767
Westamerica Bancorp. (b)	45,279	2,619,390
Westbury Bancorp, Inc. (a)	4,860	101,866
Western Alliance Bancorp. (a)	148,029	7,644,218
Wintrust Financial Corp.	85,979	6,336,652
Xenith Bankshares, Inc. (a)(b)	13,287	353,833
Yadkin Financial Corp.	84,601	2,839,210
Zions Bancorporation	308,583	13,855,377
		2,740,478,622
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	86,762	14,569,943
Ameriprise Financial, Inc.	252,712	33,231,628
Arlington Asset Investment Corp. (b)	25,721	379,128
Artisan Partners Asset Management, Inc.	74,438	2,117,761
Ashford, Inc. (a)	1,254	70,287
Associated Capital Group, Inc.	6,083	226,896
Bank of New York Mellon Corp.	1,697,601	80,024,911
BGC Partners, Inc. Class A	329,503	3,716,794
BlackRock, Inc. Class A	194,377	75,313,312
CBOE Holdings, Inc.	128,219	10,007,493
Charles Schwab Corp.	1,927,034	77,871,444
CME Group, Inc.	544,510	66,136,185
Cohen & Steers, Inc.	39,455	1,483,903
Cowen Group, Inc. Class A (a)(b)	42,436	606,835
Diamond Hill Investment Group, Inc.	4,388	879,882
E*TRADE Financial Corp. (a)	446,303	15,401,917
Eaton Vance Corp. (non-vtg.)	189,531	8,837,831
Evercore Partners, Inc. Class A	60,285	4,795,672
FactSet Research Systems, Inc.	63,521	11,300,386
FBR & Co.	6,019	109,245
Federated Investors, Inc. Class B (non-vtg.)	166,109	4,513,182
Financial Engines, Inc. (b)	81,760	3,621,968
Franklin Resources, Inc.	551,204	23,723,820
Gain Capital Holdings, Inc.	33,946	266,137
GAMCO Investors, Inc. Class A	6,083	181,213
Global Brokerage, Inc. Class A (a)(b)	5,137	14,127
Goldman Sachs Group, Inc.	592,737	147,034,340
Great Elm Capital Group, Inc.	8,360	27,588
Greenhill & Co., Inc.	46,751	1,381,492
Houlihan Lokey	31,923	1,005,255
Institutional Financial Markets, Inc.	6,881	8,601
Interactive Brokers Group, Inc.	119,445	4,384,826
IntercontinentalExchange, Inc.	955,371	54,580,345
INTL FCStone, Inc. (a)	23,975	905,056
Invesco Ltd.	646,137	20,799,150
Investment Technology Group, Inc.	55,680	1,114,714
Janus Capital Group, Inc.	234,715	2,971,492
KCG Holdings, Inc. Class A (a)	107,133	1,483,792
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	326,282
Lazard Ltd. Class A	207,047	8,915,444
Legg Mason, Inc.	154,159	5,814,877
LPL Financial	130,560	5,162,342
Manning & Napier, Inc. Class A	21,800	136,250
MarketAxess Holdings, Inc.	60,934	11,896,145
Moelis & Co. Class A	40,629	1,495,147
Moody's Corp.	266,625	29,694,026
Morgan Stanley	2,302,520	105,156,088
Morningstar, Inc.	31,944	2,562,867
MSCI, Inc.	152,851	14,458,176
Northern Trust Corp.	341,857	29,861,209
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	224,880
Piper Jaffray Companies	20,940	1,481,505
PJT Partners, Inc.	43,421	1,607,011
Pzena Investment Management, Inc.	4,972	49,919
Raymond James Financial, Inc.	201,698	15,845,395
S&P Global, Inc.	415,977	53,856,542
Safeguard Scientifics, Inc. (a)(b)	26,745	338,324
SEI Investments Co.	229,425	11,551,549
Silvercrest Asset Management Group Class A	6,008	80,207
State Street Corp.	583,623	46,520,589
Stifel Financial Corp. (a)	108,208	5,838,904
T. Rowe Price Group, Inc.	389,230	27,717,068
TD Ameritrade Holding Corp.	389,290	15,221,239
The NASDAQ OMX Group, Inc.	185,532	13,193,181
TheStreet.com, Inc. (a)	3,696	2,864
U.S. Global Investments, Inc. Class A	7,637	14,052
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	77,143	1,338,431
Virtus Investment Partners, Inc. (b)	8,765	961,082
Waddell & Reed Financial, Inc. Class A	123,074	2,367,944
Westwood Holdings Group, Inc.	10,927	621,309
WisdomTree Investments, Inc. (b)	170,101	1,549,620
		1,090,959,019
Consumer Finance - 0.8%
Ally Financial, Inc.	759,577	17,082,887
American Express Co.	1,229,777	98,455,947
Asta Funding, Inc. (a)(b)	4,468	41,552
Atlanticus Holdings Corp. (a)	35,598	96,115
Capital One Financial Corp.	783,296	73,520,163
Consumer Portfolio Services, Inc. (a)	11,930	61,678
Credit Acceptance Corp. (a)(b)	19,841	3,977,327
Discover Financial Services	624,763	44,445,640
Encore Capital Group, Inc. (a)(b)	36,545	1,216,949
Enova International, Inc. (a)	32,960	472,976
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	762,133
First Cash Financial Services, Inc.	90,535	4,015,227
Green Dot Corp. Class A (a)	74,413	2,181,045
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	2,904,234
Navient Corp.	480,094	7,398,249
Nelnet, Inc. Class A	31,753	1,422,217
Nicholas Financial, Inc. (a)	5,705	63,326
OneMain Holdings, Inc. (a)	91,372	2,560,243
PRA Group, Inc. (a)	79,585	3,247,068
Regional Management Corp. (a)	12,187	255,805
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,955,010
SLM Corp.	671,589	8,052,352
Synchrony Financial	1,253,880	45,440,611
World Acceptance Corp. (a)(b)	10,919	572,592
		321,201,346
Diversified Financial Services - 1.4%
Acushnet Holdings Corp. (b)	49,208	861,632
At Home Group, Inc.	11,583	174,092
Bats Global Markets, Inc.	48,975	1,720,492
Berkshire Hathaway, Inc. Class B (a)	3,041,273	521,335,018
Bioverativ, Inc. (a)	171,891	8,952,083
Camping World Holdings, Inc.	32,678	1,149,285
Cotiviti Holdings, Inc. (b)	25,200	944,496
Donnelley Financial Solutions, Inc. (a)	44,422	1,026,592
FB Financial Corp. (b)	13,353	423,958
Leucadia National Corp.	564,714	15,032,687
Marlin Business Services Corp.	13,319	316,992
NewStar Financial, Inc.	27,065	269,567
On Deck Capital, Inc. (a)	61,562	328,741
PICO Holdings, Inc. (a)	29,880	409,356
Quantenna Communications, Inc. (b)	16,406	343,542
Ra Pharmaceuticals, Inc.	6,114	128,027
Senseonics Holdings, Inc.	5,000	11,750
Tiptree, Inc.	33,155	210,534
Valvoline, Inc. (b)	48,560	1,088,715
Varex Imaging Corp. (a)(b)	60,332	2,100,760
Voya Financial, Inc.	304,070	12,536,806
		569,365,125
Insurance - 3.0%
AFLAC, Inc.	650,992	47,099,271
Alleghany Corp. (a)	25,576	16,516,981
Allied World Assurance Co. Holdings AG	138,628	7,322,331
Allstate Corp.	583,373	47,929,926
AMBAC Financial Group, Inc. (a)	65,156	1,439,948
American Equity Investment Life Holding Co.	135,906	3,657,230
American Financial Group, Inc.	124,528	11,713,104
American International Group, Inc.	1,564,818	100,023,167
American National Insurance Co.	20,619	2,476,342
Amerisafe, Inc.	28,834	1,854,026
AmTrust Financial Services, Inc.	173,580	3,992,340
Aon PLC	421,138	48,704,610
Arch Capital Group Ltd. (a)	197,446	18,672,468
Argo Group International Holdings, Ltd.	46,444	3,109,426
Arthur J. Gallagher & Co.	279,035	15,891,043
Aspen Insurance Holdings Ltd.	93,846	5,260,068
Assurant, Inc.	94,584	9,363,816
Assured Guaranty Ltd.	208,257	8,561,445
Atlas Financial Holdings, Inc. (a)	9,356	126,306
Axis Capital Holdings Ltd.	139,939	9,697,773
Baldwin & Lyons, Inc. Class B	6,073	144,537
Brown & Brown, Inc.	187,833	8,095,602
Chubb Ltd.	744,162	102,820,864
Cincinnati Financial Corp.	247,243	18,038,849
Citizens, Inc. Class A (a)(b)	62,312	568,285
CNA Financial Corp.	65,156	2,793,889
CNO Financial Group, Inc.	273,436	5,717,547
Crawford & Co. Class B	31,537	341,230
Donegal Group, Inc. Class A	8,008	133,013
eHealth, Inc. (a)	26,343	288,719
EMC Insurance Group	8,724	242,527
Employers Holdings, Inc.	50,084	1,883,158
Endurance Specialty Holdings Ltd.	100,889	9,375,615
Enstar Group Ltd. (a)	18,704	3,623,900
Erie Indemnity Co. Class A	39,674	4,705,733
Everest Re Group Ltd.	65,794	15,470,801
FBL Financial Group, Inc. Class A	16,450	1,124,358
Federated National Holding Co.	19,431	388,814
Fidelity & Guaranty Life (b)	29,774	791,988
First Acceptance Corp. (a)	4,055	5,596
First American Financial Corp.	189,648	7,409,547
FNF Group	437,040	16,751,743
FNFV Group (a)(b)	119,032	1,481,948
Genworth Financial, Inc. Class A (a)	786,655	3,217,419
Global Indemnity Ltd. (a)	13,709	543,973
Greenlight Capital Re, Ltd. (a)	42,022	937,091
Hallmark Financial Services, Inc. (a)	10,337	113,914
Hanover Insurance Group, Inc.	70,993	6,390,790
Hartford Financial Services Group, Inc.	606,032	29,628,904
HCI Group, Inc.	13,167	649,133
Health Insurance Innovations, Inc. (a)	14,064	252,449
Heritage Insurance Holdings, Inc.	60,181	888,272
Horace Mann Educators Corp.	55,232	2,314,221
Independence Holding Co.	16,014	290,654
Infinity Property & Casualty Corp.	16,040	1,511,770
Investors Title Co.	1,086	149,553
James River Group Holdings Ltd.	33,994	1,462,422
Kemper Corp.	77,009	3,269,032
Kingstone Companies, Inc.	9,045	135,675
Kinsale Capital Group, Inc.	18,537	544,061
Lincoln National Corp.	365,020	25,609,803
Loews Corp.	453,525	21,306,605
Maiden Holdings Ltd.	125,108	1,932,919
Markel Corp. (a)	22,604	22,145,817
Marsh & McLennan Companies, Inc.	820,021	60,255,143
MBIA, Inc. (a)	228,577	2,358,915
Mercury General Corp.	57,625	3,378,554
MetLife, Inc.	1,759,395	92,262,674
National General Holdings Corp.	96,033	2,337,443
National Western Life Group, Inc.	3,602	1,144,896
Navigators Group, Inc.	34,462	1,897,133
Old Republic International Corp.	380,233	7,874,625
OneBeacon Insurance Group Ltd.	32,052	523,089
Patriot National, Inc. (b)	7,857	36,064
Primerica, Inc.	70,465	5,690,049
Principal Financial Group, Inc.	430,967	26,952,676
ProAssurance Corp.	88,346	5,221,249
Progressive Corp.	923,182	36,170,271
Prudential Financial, Inc.	688,849	76,145,368
Reinsurance Group of America, Inc.	97,205	12,642,482
RenaissanceRe Holdings Ltd.	65,324	9,644,435
RLI Corp.	67,585	3,950,343
Safety Insurance Group, Inc.	19,906	1,413,326
Selective Insurance Group, Inc.	86,856	3,847,721
State Auto Financial Corp.	21,317	571,935
State National Companies, Inc.	40,781	569,711
Stewart Information Services Corp.	34,622	1,537,563
The Travelers Companies, Inc.	452,297	55,288,785
Third Point Reinsurance Ltd. (a)	92,317	1,144,731
Torchmark Corp.	173,559	13,456,029
Trupanion, Inc. (a)(b)	19,929	309,896
United Fire Group, Inc.	32,386	1,367,337
United Insurance Holdings Corp.	21,251	359,567
Universal Insurance Holdings, Inc. (b)	52,834	1,423,876
Unum Group	364,891	17,817,628
Validus Holdings Ltd.	125,147	7,215,976
W.R. Berkley Corp.	159,271	11,311,426
White Mountains Insurance Group Ltd.	8,265	7,738,189
Willis Group Holdings PLC	205,000	26,328,150
WMI Holdings Corp. (a)	391,046	527,912
XL Group Ltd.	424,269	17,178,652
		1,206,798,180
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	28,740	513,296
Agnc Investment Corp.	515,120	10,111,806
Altisource Residential Corp. Class B	74,457	999,213
American Capital Mortgage Investment Corp.	77,847	1,288,368
Annaly Capital Management, Inc.	1,611,496	17,887,606
Anworth Mortgage Asset Corp.	251,516	1,368,247
Apollo Commercial Real Estate Finance, Inc. (b)	130,211	2,394,580
Arbor Realty Trust, Inc.	58,520	431,878
Ares Commercial Real Estate Corp.	39,618	535,635
Armour Residential REIT, Inc.	61,211	1,376,635
Blackstone Mortgage Trust, Inc.	145,044	4,516,670
Capstead Mortgage Corp.	129,311	1,368,110
Cherry Hill Mortgage Investment Corp.	2,726	50,567
Chimera Investment Corp.	288,782	5,556,166
CIM Commercial Trust Corp.	6,057	95,095
CYS Investments, Inc.	246,028	1,973,145
Dynex Capital, Inc.	68,104	467,193
Ellington Residential Mortgage REIT	7,146	104,260
Five Oaks Investment Corp. (b)	6,106	31,873
Great Ajax Corp.	14,698	193,132
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,110	1,427,057
Invesco Mortgage Capital, Inc.	162,908	2,533,219
Ladder Capital Corp. Class A	103,039	1,486,853
MFA Financial, Inc.	554,751	4,449,103
New Residential Investment Corp.	477,401	8,053,755
New York Mortgage Trust, Inc. (b)	176,500	1,117,245
Orchid Island Capital, Inc.	20,507	201,379
Owens Realty Mortgage, Inc.	54,252	906,008
PennyMac Mortgage Investment Trust	106,166	1,789,959
Redwood Trust, Inc.	130,122	2,130,097
Resource Capital Corp. (b)	40,594	340,990
Starwood Property Trust, Inc. (b)	398,812	9,116,842
Two Harbors Investment Corp.	531,577	4,943,666
Western Asset Mortgage Capital Corp.	72,828	757,411
ZAIS Financial Corp.	6,000	82,800
		90,599,859
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	527,825
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	151,919	2,808,982
Bank Mutual Corp.	56,001	543,210
BankFinancial Corp.	19,300	286,991
Bear State Financial, Inc.	13,571	129,196
Beneficial Bancorp, Inc.	178,014	2,901,628
BofI Holding, Inc. (a)(b)	89,235	2,814,472
BSB Bancorp, Inc. (a)	6,958	193,780
Capitol Federal Financial, Inc.	213,203	3,217,233
Charter Financial Corp.	1,496	29,247
Clifton Bancorp, Inc.	32,703	525,537
Dime Community Bancshares, Inc.	51,879	1,115,399
ESSA Bancorp, Inc.	4,298	67,908
Essent Group Ltd. (a)	118,630	4,129,510
EverBank Financial Corp.	200,159	3,891,091
Farmer Mac Class C (non-vtg.)	15,100	869,458
First Defiance Financial Corp.	11,019	541,584
Flagstar Bancorp, Inc. (a)	37,206	1,056,650
Hingham Institution for Savings	2,103	394,397
Home Bancorp, Inc.	3,114	112,104
HomeStreet, Inc. (a)	54,010	1,474,473
Impac Mortgage Holdings, Inc. (a)(b)	22,924	318,644
Kearny Financial Corp.	140,086	2,150,320
Lendingtree, Inc. (a)(b)	11,133	1,318,147
Meridian Bancorp, Inc. Maryland	112,706	2,147,049
Meta Financial Group, Inc.	14,625	1,251,900
MGIC Investment Corp. (a)	558,194	5,944,766
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	907,691
New York Community Bancorp, Inc. (b)	797,293	12,182,637
NMI Holdings, Inc. (a)	77,675	862,193
Northfield Bancorp, Inc.	77,835	1,460,185
Northwest Bancshares, Inc.	151,987	2,757,044
OceanFirst Financial Corp.	60,020	1,751,984
Ocwen Financial Corp. (a)	142,608	628,901
Oritani Financial Corp.	122,108	2,100,258
PennyMac Financial Services, Inc. (a)	35,269	629,552
PHH Corp. (a)	94,843	1,196,919
Poage Bankshares, Inc.	2,365	46,354
Provident Financial Holdings, Inc.	3,066	57,212
Provident Financial Services, Inc.	124,224	3,298,147
Radian Group, Inc.	333,247	6,201,727
Riverview Bancorp, Inc.	6,875	53,144
Security National Financial Corp. Class A	11,754	80,515
SI Financial Group, Inc.	3,746	55,066
Southern Missouri Bancorp, Inc.	1,632	57,153
Stonegate Mortgage Corp. (a)	14,418	113,181
Territorial Bancorp, Inc.	13,244	426,722
TFS Financial Corp.	159,329	2,707,000
Timberland Bancorp, Inc.	5,034	105,211
Trustco Bank Corp., New York	140,018	1,169,150
United Community Financial Corp.	43,226	372,176
United Financial Bancorp, Inc. New	73,256	1,308,352
Walker & Dunlop, Inc. (a)	44,294	1,800,551
Walter Investment Management Corp. (a)(b)	49,597	168,630
Washington Federal, Inc.	157,606	5,334,963
Waterstone Financial, Inc.	41,772	774,871
Westfield Financial, Inc.	33,310	334,766
WSFS Financial Corp.	41,525	1,893,540
		91,069,471

TOTAL FINANCIALS		6,110,999,447

HEALTH CARE - 13.3%
Biotechnology - 3.0%
AbbVie, Inc.	2,602,108	160,914,359
Abeona Therapeutics, Inc. (a)(b)	62,198	335,869
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	5,857,126
Acceleron Pharma, Inc. (a)(b)	65,396	1,747,381
Achillion Pharmaceuticals, Inc. (a)	199,588	800,348
Acorda Therapeutics, Inc. (a)	71,044	1,879,114
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	54,505
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	450,235
Aduro Biotech, Inc. (a)(b)	43,288	486,990
Advaxis, Inc. (a)(b)	48,573	426,957
Adverum Biotechnologies, Inc. (a)	12,370	32,781
Aevi Genomic Medicine, Inc. (a)	41,669	195,428
Agenus, Inc. (a)(b)	96,074	407,354
Agios Pharmaceuticals, Inc. (a)(b)	53,379	2,585,679
Aimmune Therapeutics, Inc. (a)(b)	39,537	801,415
Akebia Therapeutics, Inc. (a)	119,958	1,201,979
Albireo Pharma, Inc. (a)	3,603	93,750
Alder Biopharmaceuticals, Inc. (a)(b)	88,675	2,026,224
Alexion Pharmaceuticals, Inc. (a)	359,710	47,211,938
Alkermes PLC (a)	246,062	13,902,503
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	5,774,798
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,229,003
Amgen, Inc.	1,194,377	210,843,372
Amicus Therapeutics, Inc. (a)(b)	246,314	1,598,578
Anavex Life Sciences Corp. (a)(b)	42,618	244,627
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	39,541
Applied Genetic Technologies Corp. (a)	14,097	109,252
Aptevo Therapeutics, Inc. (a)	19,070	38,140
AquaBounty Technologies, Inc. (a)(b)	1,372	19,510
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	481,766
Ardelyx, Inc. (a)	32,056	435,962
Arena Pharmaceuticals, Inc. (a)	308,170	486,909
Argos Therapeutics, Inc. (a)(b)	19,777	22,744
ArQule, Inc. (a)	65,290	83,571
Array BioPharma, Inc. (a)(b)	275,405	3,167,158
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	504,972
Asterias Biotherapeutics, Inc. (b)	24,436	92,857
Atara Biotherapeutics, Inc. (a)(b)	38,054	587,934
Athersys, Inc. (a)	92,903	111,484
aTyr Pharma, Inc. (a)(b)	6,529	26,116
Audentes Therapeutics, Inc.	4,264	66,135
AVEO Pharmaceuticals, Inc. (a)	43,200	36,288
Aviragen Therapeutics, Inc. (a)	46,093	27,315
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	443,116
Biocept, Inc. (a)(b)	7,092	14,539
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	783,182
Biogen, Inc. (a)	348,070	100,453,002
BioMarin Pharmaceutical, Inc. (a)	276,684	25,988,928
Biospecifics Technologies Corp. (a)	7,257	383,678
BioTime, Inc. (a)(b)	66,499	216,122
bluebird bio, Inc. (a)(b)	63,644	5,578,397
Blueprint Medicines Corp. (a)(b)	45,450	1,598,931
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	66,973
Calithera Biosciences, Inc. (a)	11,343	102,087
Cancer Genetics, Inc. (a)(b)	9,725	21,881
Cara Therapeutics, Inc. (a)(b)	41,713	668,659
Cascadian Therapeutics, Inc. (a)	49,541	210,054
CASI Pharmaceuticals, Inc. (a)	289	410
Catalyst Biosciences, Inc. (a)(b)	180	1,219
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	105,675
Cel-Sci Corp. (a)(b)	81,306	7,838
Celgene Corp. (a)	1,246,444	153,948,298
Celldex Therapeutics, Inc. (a)(b)	215,095	761,436
Cellular Biomedicine Group, Inc. (a)(b)	8,068	103,270
Celsion Corp. (a)	10,682	2,374
Cerulean Pharma, Inc. (a)(b)	28,222	36,971
ChemoCentryx, Inc. (a)	36,062	238,730
Chiasma, Inc. (a)(b)	8,745	13,992
Chimerix, Inc. (a)	63,824	362,520
Cidara Therapeutics, Inc. (a)	2,782	20,030
Cleveland Biolabs, Inc. (a)	1,776	3,019
Clovis Oncology, Inc. (a)(b)	69,991	4,046,180
Coherus BioSciences, Inc. (a)(b)	50,337	1,187,953
Colucid Pharmaceuticals, Inc. (a)	11,613	540,295
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	92,973
Concert Pharmaceuticals, Inc. (a)	25,754	239,512
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	394,275
CorMedix, Inc. (a)(b)	48,587	101,061
Corvus Pharmaceuticals, Inc.	3,526	50,704
CTI BioPharma Corp. (a)(b)	19,153	80,634
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	336,274
Cyclacel Pharmaceuticals, Inc.	960	3,254
Cytokinetics, Inc. (a)(b)	61,797	655,048
CytomX Therapeutics, Inc. (a)	55,930	699,125
Cytori Therapeutics, Inc. (a)(b)	10,777	18,105
CytRx Corp. (a)(b)	55,459	23,881
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	64,368
Dimension Therapeutics, Inc. (a)	31,436	53,441
Dyax Corp. rights 12/31/19 (a)	200,675	505,701
Dynavax Technologies Corp. (a)(b)	52,974	238,383
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,142,221
Edge Therapeutics, Inc. (a)(b)	50,398	492,388
Editas Medicine, Inc. (b)	26,980	672,611
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	12,035
Eleven Biotherapeutics, Inc. (a)(b)	6,105	12,210
Emergent BioSolutions, Inc. (a)(b)	56,205	1,763,713
Enanta Pharmaceuticals, Inc. (a)	16,864	486,020
Epizyme, Inc. (a)(b)	64,306	913,145
Esperion Therapeutics, Inc. (a)(b)	26,856	702,822
Exact Sciences Corp. (a)(b)	176,281	3,793,567
Exelixis, Inc. (a)	364,226	7,841,786
Fate Therapeutics, Inc. (a)(b)	23,219	99,610
Fibrocell Science, Inc. (a)	38,880	27,216
FibroGen, Inc. (a)	78,653	1,966,325
Five Prime Therapeutics, Inc. (a)	46,353	2,126,212
Flexion Therapeutics, Inc. (a)	30,689	615,314
Fortress Biotech, Inc. (a)(b)	43,908	135,676
Foundation Medicine, Inc. (a)(b)	24,382	604,674
Galectin Therapeutics, Inc. (a)(b)	13,518	25,684
Galena Biopharma, Inc. (a)(b)	12,770	9,450
Genocea Biosciences, Inc. (a)(b)	32,032	149,589
Genomic Health, Inc. (a)	30,953	934,471
GenVec, Inc. (a)	814	5,438
Geron Corp. (a)(b)	196,151	421,725
Gilead Sciences, Inc.	2,116,771	149,190,020
Global Blood Therapeutics, Inc. (a)(b)	27,584	768,214
GlycoMimetics, Inc. (a)	10,456	63,886
GTx, Inc. (a)	1,962	9,241
Halozyme Therapeutics, Inc. (a)(b)	191,394	2,453,671
Harvard Apparatus (a)	3,080	1,147
Heat Biologics, Inc. (a)(b)	3,136	2,641
Hemispherx Biopharma, Inc. (a)	10,898	5,177
Heron Therapeutics, Inc. (a)(b)	88,956	1,272,071
iBio, Inc. (a)(b)	40,361	16,152
Idera Pharmaceuticals, Inc. (a)(b)	159,215	297,732
Ignyta, Inc. (a)	41,954	369,195
Immune Design Corp. (a)	12,017	61,287
Immune Pharmaceuticals, Inc. (a)(b)	142,804	23,705
ImmunoCellular Therapeutics Ltd. (a)	1,048	2,830
ImmunoGen, Inc. (a)(b)	137,379	467,089
Immunomedics, Inc. (a)(b)	126,367	631,835
Incyte Corp. (a)	281,830	37,511,573
Infinity Pharmaceuticals, Inc. (a)	64,535	179,407
Inotek Pharmaceuticals Corp. (a)(b)	20,127	32,203
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	681,622
Insmed, Inc. (a)(b)	93,412	1,488,053
Insys Therapeutics, Inc. (a)(b)	29,958	382,264
Intellia Therapeutics, Inc. (a)(b)	14,395	205,561
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,797,844
Intrexon Corp. (a)(b)	91,761	2,042,600
Invitae Corp. (a)	60,878	627,652
Ionis Pharmaceuticals, Inc. (a)(b)	196,685	9,789,012
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	198,200	3,347,598
IsoRay, Inc. (a)	57,047	31,148
Juno Therapeutics, Inc. (a)(b)	116,701	2,805,492
Kalvista Pharmaceuticals, Inc. (a)	508	3,683
Karyopharm Therapeutics, Inc. (a)	26,763	277,532
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	886,497
Kindred Biosciences, Inc. (a)	10,713	55,708
Kite Pharma, Inc. (a)(b)	67,691	4,790,492
La Jolla Pharmaceutical Co. (a)(b)	22,712	761,079
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,183,826
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,954,542
Lion Biotechnologies, Inc. (a)(b)	61,965	474,032
Loxo Oncology, Inc. (a)(b)	29,776	1,323,245
Macrogenics, Inc. (a)	52,348	1,106,637
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	101,790
MannKind Corp. (a)(b)	403,177	213,684
Mast Therapeutics, Inc. (a)(b)	146,638	16,277
MediciNova, Inc. (a)(b)	31,401	202,222
MEI Pharma, Inc. (a)	26,819	45,324
Merrimack Pharmaceuticals, Inc. (a)	222,876	684,229
MiMedx Group, Inc. (a)(b)	155,727	1,334,580
Minerva Neurosciences, Inc. (a)	26,210	229,338
Mirati Therapeutics, Inc. (a)	22,963	127,445
Momenta Pharmaceuticals, Inc. (a)	95,206	1,470,933
Myriad Genetics, Inc. (a)(b)	115,012	2,234,683
NanoViricides, Inc. (a)(b)	32,620	38,818
NantKwest, Inc. (a)(b)	76,001	359,485
Natera, Inc. (a)(b)	66,582	636,524
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	69,625
Neothetics, Inc. (a)(b)	10,095	14,941
Neuralstem, Inc. (a)(b)	8,195	37,943
Neurocrine Biosciences, Inc. (a)	141,846	6,263,919
NewLink Genetics Corp. (a)	24,740	388,665
Nivalis Therapeutics, Inc. (a)	48,336	131,957
Novavax, Inc. (a)(b)	436,535	659,168
Ohr Pharmaceutical, Inc. (a)	32,314	28,860
OncoCyte Corp. (a)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,758
OncoMed Pharmaceuticals, Inc. (a)(b)	27,577	280,182
Onconova Therapeutics, Inc. (a)	624	1,716
Opexa Therapeutics, Inc. (a)(b)	715	679
Ophthotech Corp. (a)	50,366	180,310
Opko Health, Inc. (a)(b)	576,942	4,840,543
Oragenics, Inc. (a)	9,973	6,183
Organovo Holdings, Inc. (a)(b)	125,927	392,892
Osiris Therapeutics, Inc. (a)(b)	18,170	104,478
Otonomy, Inc. (a)	38,289	568,592
OvaScience, Inc. (a)(b)	60,110	88,963
Palatin Technologies, Inc. (a)(b)	204,858	74,978
PDL BioPharma, Inc. (b)	309,517	662,366
Peregrine Pharmaceuticals, Inc. (a)	243,489	147,311
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc.	51,372	46,235
Portola Pharmaceuticals, Inc. (a)	95,806	3,322,552
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	1,333,109
Protagonist Therapeutics, Inc.	52,263	724,365
Proteon Therapeutics, Inc. (a)(b)	5,515	10,203
Proteostasis Therapeutics, Inc. (b)	15,177	220,825
Prothena Corp. PLC (a)(b)	60,302	3,536,712
PTC Therapeutics, Inc. (a)	53,763	732,790
Puma Biotechnology, Inc. (a)(b)	42,453	1,558,025
Radius Health, Inc. (a)(b)	63,620	2,680,947
Recro Pharma, Inc. (a)	20,797	162,217
Regeneron Pharmaceuticals, Inc. (a)	121,457	45,364,190
REGENXBIO, Inc. (a)(b)	45,270	832,968
Regulus Therapeutics, Inc. (a)	29,427	30,898
Repligen Corp. (a)(b)	49,753	1,567,717
Retrophin, Inc. (a)(b)	55,340	1,177,082
Rexahn Pharmaceuticals, Inc. (a)(b)	252,511	62,875
Rigel Pharmaceuticals, Inc. (a)	139,487	341,743
Sage Therapeutics, Inc. (a)(b)	48,317	3,256,566
Sangamo Therapeutics, Inc. (a)(b)	153,345	697,720
Sarepta Therapeutics, Inc. (a)(b)	76,284	2,373,195
Seattle Genetics, Inc. (a)(b)	153,974	10,108,393
Selecta Biosciences, Inc.	4,963	64,916
Seres Therapeutics, Inc. (a)(b)	32,924	318,704
Sorrento Therapeutics, Inc. (a)(b)	134,335	698,542
Spark Therapeutics, Inc. (a)(b)	34,227	2,182,998
Spectrum Pharmaceuticals, Inc. (a)(b)	93,049	595,514
Stemline Therapeutics, Inc. (a)	29,702	207,914
Sunesis Pharmaceuticals, Inc. (a)	5,440	22,902
Syndax Pharmaceuticals, Inc.	33,111	376,803
Synergy Pharmaceuticals, Inc. (a)(b)	340,704	1,972,676
Synthetic Biologics, Inc. (a)(b)	84,770	66,968
T2 Biosystems, Inc. (a)(b)	14,700	83,055
Tenax Therapeutics, Inc. (a)(b)	1,373	999
TESARO, Inc. (a)(b)	55,056	10,370,899
TG Therapeutics, Inc. (a)(b)	56,494	322,016
Threshold Pharmaceuticals, Inc. (a)(b)	121,292	73,649
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	4,481
TONIX Pharmaceuticals Holding (a)(b)	17,169	8,585
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	16,033
Trevena, Inc. (a)	130,021	527,885
Trovagene, Inc. (a)(b)	33,847	66,002
Ultragenyx Pharmaceutical, Inc. (a)(b)	59,235	5,039,714
United Therapeutics Corp. (a)(b)	68,449	10,111,286
Vanda Pharmaceuticals, Inc. (a)	64,409	917,828
Veracyte, Inc. (a)	15,721	121,838
Verastem, Inc. (a)	47,048	53,635
Vericel Corp. (a)(b)	28,746	86,238
Versartis, Inc. (a)(b)	37,706	823,876
Vertex Pharmaceuticals, Inc. (a)	401,350	36,370,337
Vical, Inc. (a)	6,566	13,986
Vital Therapies, Inc. (a)	26,714	124,220
Voyager Therapeutics, Inc. (a)(b)	6,634	85,910
Windtree Therapeutics, Inc. (a)	9,487	11,005
Xbiotech, Inc. (a)(b)	36,998	499,103
Xencor, Inc. (a)	60,989	1,515,577
XOMA Corp. (a)(b)	4,980	23,406
Zafgen, Inc. (a)	24,672	97,948
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,415,663
		1,204,486,297
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	36,438	1,816,434
Abbott Laboratories	2,759,080	124,379,326
Abiomed, Inc. (a)	63,084	7,442,019
Accuray, Inc. (a)(b)	142,393	733,324
Alere, Inc. (a)	143,234	5,485,862
Align Technology, Inc. (a)	122,792	12,618,106
Alliqua Biomedical, Inc. (a)(b)	4,397	2,133
Alphatec Holdings, Inc. (a)	3,066	10,332
Amedica Corp. (a)	69,010	26,776
Analogic Corp.	19,536	1,608,790
Angiodynamics, Inc. (a)	44,493	727,461
Anika Therapeutics, Inc. (a)(b)	21,825	1,021,192
Antares Pharma, Inc. (a)	242,616	596,835
Apollo Endosurgery, Inc. (a)	102	1,026
Atossa Genetics, Inc. (a)	52	75
Atricure, Inc. (a)(b)	47,294	863,116
Atrion Corp.	2,291	1,118,123
Avinger, Inc. (a)(b)	31,221	79,614
AxoGen, Inc. (a)	41,462	433,278
Baxter International, Inc.	782,500	39,844,900
Becton, Dickinson & Co.	340,182	62,270,315
BioLase Technology, Inc. (a)	31,172	45,511
Boston Scientific Corp. (a)	2,183,718	53,610,277
Bovie Medical Corp. (a)	10,849	34,608
C.R. Bard, Inc.	116,645	28,606,020
Cantel Medical Corp.	57,107	4,689,056
Cardiovascular Systems, Inc. (a)	58,185	1,652,454
Cerus Corp. (a)(b)	159,551	668,519
Cesca Therapeutics, Inc. (a)(b)	793	2,355
Cogentix Medical, Inc. (a)	1,160	2,436
ConforMis, Inc. (a)(b)	87,736	441,312
CONMED Corp.	37,823	1,574,193
Cryolife, Inc. (a)	38,723	619,568
Cutera, Inc. (a)	15,449	315,160
Cynosure, Inc. Class A (a)(b)	45,909	3,029,994
CytoSorbents Corp. (a)(b)	24,969	141,075
Danaher Corp.	976,052	83,501,249
Delcath Systems, Inc. (a)	468	64
Dentsply Sirona, Inc.	373,207	23,706,109
DexCom, Inc. (a)(b)	134,354	10,501,109
Dextera Surgical, Inc. (a)	2,377	2,757
Edwards Lifesciences Corp. (a)	343,010	32,256,660
Ekso Bionics Holdings, Inc. (a)(b)	18,398	58,322
Endologix, Inc. (a)(b)	127,100	840,131
Entellus Medical, Inc. (a)	19,089	265,719
EnteroMedics, Inc. (a)(b)	13,109	83,373
Exactech, Inc. (a)	12,870	312,741
Fonar Corp. (a)	7,275	134,588
Genmark Diagnostics, Inc. (a)	70,181	794,449
Glaukos Corp. (a)(b)	17,206	782,873
Globus Medical, Inc. (a)(b)	121,778	3,386,646
Haemonetics Corp. (a)	76,590	2,859,105
Halyard Health, Inc. (a)(b)	83,663	3,267,877
Hill-Rom Holdings, Inc.	96,355	6,402,790
Hologic, Inc. (a)	446,878	18,134,309
ICU Medical, Inc. (a)	25,020	3,763,008
IDEXX Laboratories, Inc. (a)	143,042	20,732,507
Inogen, Inc. (a)	23,819	1,634,460
Insulet Corp. (a)(b)	96,745	4,214,212
Integer Holdings Corp. (a)	40,499	1,464,039
Integra LifeSciences Holdings Corp. (a)	95,938	4,100,390
Intuitive Surgical, Inc. (a)(b)	61,992	45,688,104
Invacare Corp.	43,063	521,062
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	194,246
Invuity, Inc. (a)(b)	16,779	131,715
IRadimed Corp. (a)	3,077	25,693
iRhythm Technologies, Inc. (b)	20,421	786,617
Iridex Corp. (a)	4,871	77,157
K2M Group Holdings, Inc. (a)	62,592	1,254,970
Kewaunee Scientific Corp.	1,376	34,744
Lantheus Holdings, Inc. (a)	26,307	336,730
LeMaitre Vascular, Inc.	20,554	455,066
LivaNova PLC (a)	75,176	3,788,870
Masimo Corp. (a)	72,369	6,539,263
Medtronic PLC	2,204,727	178,384,462
Meridian Bioscience, Inc.	58,579	752,740
Merit Medical Systems, Inc. (a)	67,814	2,088,671
Microbot Medical, Inc. (a)(b)	385	2,614
Misonix, Inc. (a)	3,683	36,830
Natus Medical, Inc. (a)	50,095	1,854,767
Neogen Corp. (a)	62,381	4,046,032
Nevro Corp. (a)(b)	36,759	3,528,496
NuVasive, Inc. (a)(b)	83,449	6,238,647
Nuvectra Corp. (a)	13,499	100,163
NxStage Medical, Inc. (a)	98,730	2,819,729
OraSure Technologies, Inc. (a)	80,513	902,551
Orthofix International NV (a)	27,349	976,633
Penumbra, Inc. (a)(b)	43,376	3,331,277
PhotoMedex, Inc. (a)(b)	1,311	2,858
Pulse Biosciences, Inc.	10,423	140,085
Quidel Corp. (a)	41,985	881,685
ResMed, Inc.	226,140	16,288,864
Retractable Technologies, Inc. (a)	5,248	5,353
Rockwell Medical Technologies, Inc. (a)(b)	62,388	370,585
Roka Bioscience, Inc. (a)(b)	10,160	45,314
RTI Biologics, Inc. (a)	100,701	377,629
Seaspine Holdings Corp. (a)	11,601	82,251
Second Sight Medical Products, Inc. (a)(b)	20,882	34,873
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	20,882	0
Sientra, Inc. (a)(b)	27,954	271,992
Skyline Medical, Inc. (a)(b)	19,298	37,052
Staar Surgical Co. (a)(b)	39,188	389,921
Steris PLC	133,828	9,385,358
STRATA Skin Sciences, Inc. (a)	4,012	2,387
Stryker Corp.	497,943	64,015,552
SurModics, Inc. (a)	19,525	483,244
Synergetics U.S.A., Inc. (a)	19,727	3,748
Tactile Systems Technology, Inc. (b)	32,815	663,847
Tandem Diabetes Care, Inc. (a)(b)	25,765	61,836
TearLab Corp. (a)	1,739	8,938
Teleflex, Inc.	73,119	13,978,890
The Cooper Companies, Inc.	78,868	15,705,774
The Spectranetics Corp. (a)(b)	92,079	2,562,098
TransEnterix, Inc. (a)(b)	90,218	118,186
Unilife Corp. (a)(b)	22,763	43,477
Utah Medical Products, Inc.	13,511	836,331
Varian Medical Systems, Inc. (a)	150,830	12,653,129
Vermillion, Inc. (a)	5,249	12,125
West Pharmaceutical Services, Inc.	117,622	9,700,286
Wright Medical Group NV (a)(b)	185,020	5,158,358
Zeltiq Aesthetics, Inc. (a)	59,836	3,312,521
Zimmer Biomet Holdings, Inc.	321,190	37,604,925
		1,039,848,383
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	117,183
Acadia Healthcare Co., Inc. (a)(b)	120,875	5,405,530
Aceto Corp.	47,837	733,820
Addus HomeCare Corp. (a)	8,816	283,875
Adeptus Health, Inc. Class A (a)(b)	20,627	139,232
Aetna, Inc.	560,777	72,205,647
Air Methods Corp. (a)(b)	49,537	1,874,975
Alliance Healthcare Services, Inc. (a)	17,141	177,409
Almost Family, Inc. (a)	19,278	957,153
Amedisys, Inc. (a)	47,206	2,276,273
American Renal Associates Holdings, Inc. (b)	16,913	382,234
AmerisourceBergen Corp.	268,209	24,543,806
AMN Healthcare Services, Inc. (a)(b)	76,320	3,140,568
Anthem, Inc.	421,935	69,543,327
BioScrip, Inc. (a)(b)	170,497	257,450
BioTelemetry, Inc. (a)	45,986	1,170,344
Brookdale Senior Living, Inc. (a)	306,214	4,409,482
Caladrius Biosciences, Inc. (a)(b)	9,530	47,745
Capital Senior Living Corp. (a)	37,012	621,802
Cardinal Health, Inc.	512,599	41,710,181
Centene Corp. (a)	274,449	19,348,655
Chemed Corp.	24,465	4,368,226
Cigna Corp.	411,891	61,330,570
Civitas Solutions, Inc. (a)	27,734	513,079
Community Health Systems, Inc. (a)(b)	198,155	1,932,011
Corvel Corp. (a)	17,696	714,918
Cross Country Healthcare, Inc. (a)	55,702	861,710
DaVita HealthCare Partners, Inc. (a)	254,188	17,643,189
Diplomat Pharmacy, Inc. (a)(b)	66,586	902,240
Envision Healthcare Corp. (a)	190,696	13,348,720
Express Scripts Holding Co. (a)	988,079	69,807,781
Five Star Quality Care, Inc. (a)	70,113	161,260
Genesis HealthCare, Inc. Class A (a)	27,157	87,446
HCA Holdings, Inc. (a)	466,572	40,703,741
HealthEquity, Inc. (a)	66,217	2,893,683
HealthSouth Corp.	148,138	6,269,200
Henry Schein, Inc. (a)	129,416	22,202,609
Hooper Holmes, Inc. (a)	417	351
Humana, Inc. (b)	238,518	50,386,928
Interpace Diagnostics Group, Inc. (a)	136	378
Kindred Healthcare, Inc.	131,323	1,181,907
Laboratory Corp. of America Holdings (a)	164,468	23,397,218
Landauer, Inc.	14,935	780,354
LHC Group, Inc. (a)	22,529	1,081,843
LifePoint Hospitals, Inc. (a)	65,814	4,215,387
Magellan Health Services, Inc. (a)	36,747	2,541,055
McKesson Corp.	339,569	50,979,494
MEDNAX, Inc. (a)(b)	151,061	10,754,033
Molina Healthcare, Inc. (a)(b)	69,982	3,394,827
National Healthcare Corp.	18,256	1,362,263
National Research Corp. Class A	3,663	68,315
Owens & Minor, Inc.	118,083	4,260,435
Patterson Companies, Inc. (b)	134,760	6,124,842
PharMerica Corp. (a)	50,899	1,252,115
Premier, Inc. (a)(b)	82,287	2,586,280
Providence Service Corp. (a)	16,922	687,372
Psychemedics Corp.	2,724	57,885
Quest Diagnostics, Inc.	227,463	22,163,995
Quorum Health Corp. (a)(b)	41,687	356,424
RadNet, Inc. (a)	43,227	257,201
Select Medical Holdings Corp. (a)(b)	195,741	2,818,670
Sharps Compliance Corp. (a)	12,687	59,121
Surgery Partners, Inc. (a)(b)	43,549	979,853
Surgical Care Affiliates, Inc. (a)	45,092	2,557,618
Teladoc, Inc. (a)(b)	56,691	1,250,037
Tenet Healthcare Corp. (a)	124,362	2,400,187
The Ensign Group, Inc.	78,310	1,475,360
Tivity Health, Inc. (a)	52,424	1,515,054
Triple-S Management Corp. (a)(b)	37,106	692,769
U.S. Physical Therapy, Inc.	18,467	1,397,029
UnitedHealth Group, Inc.	1,525,876	252,349,373
Universal American Spin Corp. (a)	80,062	796,617
Universal Health Services, Inc. Class B	142,982	17,958,539
VCA, Inc. (a)	128,442	11,675,378
Wellcare Health Plans, Inc. (a)	69,769	9,851,383
		988,754,964
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,016,513
athenahealth, Inc. (a)(b)	61,740	7,280,998
Castlight Health, Inc. Class B (a)(b)	69,240	245,802
Cerner Corp. (a)	480,309	26,436,207
Computer Programs & Systems, Inc. (b)	21,937	590,105
Connecture, Inc. (a)	7,971	15,304
Evolent Health, Inc. (a)(b)	29,492	580,992
HealthStream, Inc. (a)(b)	34,016	832,372
HMS Holdings Corp. (a)	140,319	2,614,143
iCAD, Inc. (a)	14,864	55,889
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,198,320
Medidata Solutions, Inc. (a)(b)	90,046	5,035,372
Omnicell, Inc. (a)	55,824	2,122,708
Quality Systems, Inc. (a)	73,135	1,116,040
Simulations Plus, Inc.	6,008	57,977
Veeva Systems, Inc. Class A (a)	160,631	7,017,968
Vocera Communications, Inc. (a)	48,079	994,755
		60,211,465
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,203,141
Agilent Technologies, Inc.	514,571	26,397,492
Albany Molecular Research, Inc. (a)(b)	40,643	608,426
Bio-Rad Laboratories, Inc. Class A (a)	32,032	6,234,708
Bio-Techne Corp.	61,839	6,574,722
Bruker Corp.	188,235	4,545,875
Cambrex Corp. (a)	51,435	2,898,362
Charles River Laboratories International, Inc. (a)	77,816	6,767,658
ChromaDex, Inc. (a)(b)	56,591	156,191
Enzo Biochem, Inc. (a)	53,392	344,378
Fluidigm Corp. (a)(b)	38,600	253,216
Harvard Bioscience, Inc. (a)	18,919	52,973
Illumina, Inc. (a)	235,779	39,469,405
INC Research Holdings, Inc. Class A (a)	88,534	3,864,509
Luminex Corp. (b)	60,397	1,122,176
Medpace Holdings, Inc.	21,051	609,426
Mettler-Toledo International, Inc. (a)	41,435	19,732,176
Nanostring Technologies, Inc. (a)	24,217	456,975
NeoGenomics, Inc. (a)(b)	77,966	629,186
Pacific Biosciences of California, Inc. (a)(b)	118,936	600,627
PAREXEL International Corp. (a)	86,781	5,613,863
PerkinElmer, Inc.	171,638	9,313,078
PRA Health Sciences, Inc. (a)	59,114	3,488,317
pSivida Corp. (a)(b)	25,265	44,214
Quintiles Transnational Holdings, Inc. (a)	219,303	16,971,859
Thermo Fisher Scientific, Inc.	631,888	99,636,100
VWR Corp. (a)	140,671	3,952,855
Waters Corp. (a)	127,106	19,700,159
		281,242,067
Pharmaceuticals - 4.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	74,582
Achaogen, Inc. (a)	42,923	1,006,544
Aclaris Therapeutics, Inc. (a)	24,088	752,268
Adamis Pharmaceuticals Corp. (a)(b)	10,126	34,935
Aerie Pharmaceuticals, Inc. (a)(b)	53,406	2,528,774
Agile Therapeutics, Inc. (a)	10,141	22,513
Akorn, Inc. (a)(b)	140,062	2,914,690
Alimera Sciences, Inc. (a)(b)	22,049	28,443
Allergan PLC	600,960	147,127,027
Amphastar Pharmaceuticals, Inc. (a)	63,932	989,028
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,447
ANI Pharmaceuticals, Inc. (a)	10,919	644,985
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	16,603
Aratana Therapeutics, Inc. (a)(b)	38,612	255,225
Assembly Biosciences, Inc. (a)	19,979	416,762
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	28,155	1,726,465
Bio Path Holdings, Inc. (a)(b)	166,645	136,332
Biodelivery Sciences International, Inc. (a)(b)	170,623	341,246
Bristol-Myers Squibb Co.	2,682,948	152,149,981
Catalent, Inc. (a)	202,763	5,819,298
Cempra, Inc. (a)	81,591	277,409
Clearside Biomedical, Inc.	12,614	99,020
Collegium Pharmaceutical, Inc. (a)(b)	32,296	428,245
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	113,683
Corcept Therapeutics, Inc. (a)(b)	156,567	1,407,537
Corium International, Inc. (a)(b)	8,034	30,931
Cumberland Pharmaceuticals, Inc. (a)	7,158	40,443
CymaBay Therapeutics, Inc. (a)	11,918	42,071
DepoMed, Inc. (a)(b)	97,171	1,592,633
Dermira, Inc. (a)	37,085	1,249,394
Dipexium Pharmaceuticals, Inc. (a)	2,325	2,558
Durect Corp. (a)	158,591	163,349
Egalet Corp. (a)(b)	12,340	60,960
Eli Lilly & Co.	1,557,397	128,968,046
Endo International PLC (a)(b)	311,285	4,249,040
Endocyte, Inc. (a)	47,373	97,115
Flex Pharma, Inc. (a)	10,224	42,634
Heska Corp. (a)	12,153	1,127,069
Horizon Pharma PLC (a)(b)	253,171	4,063,395
Impax Laboratories, Inc. (a)	130,689	1,862,318
Innoviva, Inc. (a)(b)	113,621	1,312,323
Intersect ENT, Inc. (a)	65,875	895,900
Intra-Cellular Therapies, Inc. (a)(b)	50,991	665,433
Jazz Pharmaceuticals PLC (a)	97,617	12,945,967
Johnson & Johnson	4,362,709	533,166,667
Juniper Pharmaceuticals, Inc. (a)	11,831	58,563
KemPharm, Inc. (a)(b)	5,081	20,832
Lannett Co., Inc. (a)(b)	44,883	987,426
Lipocine, Inc. (a)(b)	20,645	81,754
Mallinckrodt PLC (a)	172,938	9,065,410
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	12,724
Merck & Co., Inc.	4,427,637	291,648,449
Mylan N.V. (a)	734,806	30,751,631
MyoKardia, Inc. (a)(b)	30,834	374,633
Nektar Therapeutics (a)(b)	273,203	3,573,495
Neos Therapeutics, Inc. (a)(b)	6,862	41,172
Novan, Inc.	7,147	40,452
Ocera Therapeutics, Inc. (a)(b)	10,720	7,075
Ocular Therapeutix, Inc. (a)(b)	28,848	240,592
Omeros Corp. (a)(b)	63,720	775,472
Orexigen Therapeutics, Inc. (a)(b)	16,675	71,202
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,515,459
Pain Therapeutics, Inc. (a)	34,536	19,762
Paratek Pharmaceuticals, Inc. (a)	24,749	369,998
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	13,231
Perrigo Co. PLC	235,414	17,601,905
Pfizer, Inc.	9,734,724	332,148,783
Phibro Animal Health Corp. Class A	37,189	1,035,714
Prestige Brands Holdings, Inc. (a)	93,229	5,278,626
Reata Pharmaceuticals, Inc. (b)	15,332	388,666
Repros Therapeutics, Inc. (a)(b)	24,715	29,411
Revance Therapeutics, Inc. (a)(b)	27,269	572,649
SciClone Pharmaceuticals, Inc. (a)	95,019	940,688
SCYNEXIS, Inc. (a)(b)	16,272	53,698
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	2,174,760
Teligent, Inc. (a)(b)	140,525	1,004,754
Tetraphase Pharmaceuticals, Inc. (a)	45,007	232,686
The Medicines Company (a)(b)	108,903	5,708,695
TherapeuticsMD, Inc. (a)(b)	280,301	1,760,290
Theravance Biopharma, Inc. (a)(b)	67,445	2,065,166
Titan Pharmaceuticals, Inc. (a)(b)	11,285	42,319
VIVUS, Inc. (a)	157,068	175,916
WAVE Life Sciences (a)(b)	14,801	445,510
Zoetis, Inc. Class A	793,407	42,296,527
Zogenix, Inc. (a)(b)	27,884	288,599
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	536,364
		1,767,856,714

TOTAL HEALTH CARE		5,342,399,890

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
AAR Corp.	51,954	1,788,257
Aerojet Rocketdyne Holdings, Inc. (a)	117,365	2,275,707
AeroVironment, Inc. (a)(b)	33,858	914,843
Arconic, Inc. (b)	705,821	20,320,587
Arotech Corp. (a)	32,173	125,475
Astronics Corp. (a)	34,623	1,160,217
Astronics Corp. Class B	3,221	110,255
Astrotech Corp. (a)	8,707	13,844
BE Aerospace, Inc.	161,789	10,289,780
BWX Technologies, Inc.	154,841	7,190,816
CPI Aerostructures, Inc. (a)	3,805	29,299
Cubic Corp.	40,394	2,122,705
Curtiss-Wright Corp.	69,241	6,773,847
DigitalGlobe, Inc. (a)	93,900	2,971,935
Ducommun, Inc. (a)	15,643	481,961
Engility Holdings, Inc. (a)	28,046	878,120
Esterline Technologies Corp. (a)	49,383	4,390,149
General Dynamics Corp.	458,300	86,989,923
HEICO Corp.	44,736	3,675,062
HEICO Corp. Class A	50,828	3,606,247
Hexcel Corp.	145,666	8,008,717
Huntington Ingalls Industries, Inc.	75,292	16,451,302
Innovative Solutions & Support, Inc. (a)	21,878	68,697
KEYW Holding Corp. (a)(b)	59,019	585,468
KLX, Inc. (a)	87,459	4,402,686
Kratos Defense & Security Solutions, Inc. (a)(b)	99,726	822,740
L3 Technologies, Inc.	123,750	20,829,600
LMI Aerospace, Inc. (a)	20,336	279,823
Lockheed Martin Corp.	403,566	107,582,624
Mercury Systems, Inc. (a)	74,565	2,785,748
Micronet Enertec Technologies, Inc. (a)	3,018	4,014
Moog, Inc. Class A (a)	52,323	3,535,988
National Presto Industries, Inc.	7,356	732,658
Northrop Grumman Corp.	282,288	69,750,542
Orbital ATK, Inc.	94,858	8,766,776
Raytheon Co.	471,019	72,607,579
Rockwell Collins, Inc.	214,561	20,509,886
SIFCO Industries, Inc. (a)	891	7,974
Sparton Corp. (a)	13,384	310,375
Spirit AeroSystems Holdings, Inc. Class A	200,087	12,327,360
Taser International, Inc. (a)(b)	93,306	2,395,165
Teledyne Technologies, Inc. (a)	57,516	7,558,178
Textron, Inc.	434,979	20,574,507
The Boeing Co.	918,961	165,624,341
TransDigm Group, Inc. (b)	80,141	20,371,842
Triumph Group, Inc.	72,958	2,028,232
United Technologies Corp.	1,230,506	138,493,450
Vectrus, Inc. (a)	13,322	322,526
Wesco Aircraft Holdings, Inc. (a)	94,440	1,142,724
		864,990,551
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,844,951
Atlas Air Worldwide Holdings, Inc. (a)	45,740	2,600,319
C.H. Robinson Worldwide, Inc.	235,732	18,945,781
Echo Global Logistics, Inc. (a)	37,411	817,430
Expeditors International of Washington, Inc.	289,178	16,303,856
FedEx Corp.	390,336	75,327,041
Forward Air Corp.	48,035	2,380,134
Hub Group, Inc. Class A (a)	55,422	2,798,811
Park-Ohio Holdings Corp.	11,143	497,535
Radiant Logistics, Inc. (a)	31,086	174,082
United Parcel Service, Inc. Class B	1,105,030	116,867,973
XPO Logistics, Inc. (a)(b)	132,484	6,755,359
		245,313,272
Airlines - 0.6%
Alaska Air Group, Inc.	195,992	19,171,937
Allegiant Travel Co.	21,719	3,781,278
American Airlines Group, Inc.	831,421	38,544,678
Delta Air Lines, Inc.	1,175,714	58,703,400
Hawaiian Holdings, Inc. (a)	89,875	4,372,419
JetBlue Airways Corp. (a)	532,790	10,634,488
SkyWest, Inc.	82,741	2,908,346
Southwest Airlines Co.	987,450	57,074,610
Spirit Airlines, Inc. (a)	109,342	5,708,746
United Continental Holdings, Inc. (a)	462,615	34,275,145
		235,175,047
Building Products - 0.5%
A.O. Smith Corp.	241,304	12,152,069
AAON, Inc.	75,766	2,549,526
Advanced Drain Systems, Inc. Del	62,250	1,372,613
Allegion PLC	153,528	11,144,598
American Woodmark Corp. (a)	24,566	2,123,731
Apogee Enterprises, Inc. (b)	47,950	2,741,781
Armstrong World Industries, Inc. (a)	73,029	3,359,334
Builders FirstSource, Inc. (a)	137,868	1,784,012
Continental Building Products, Inc. (a)	69,835	1,707,466
CSW Industrials, Inc. (a)	25,190	934,549
Fortune Brands Home & Security, Inc.	245,733	14,210,739
GCP Applied Technologies, Inc. (a)	109,462	2,884,324
Gibraltar Industries, Inc. (a)	56,316	2,334,298
GMS, Inc.	8,617	259,199
Griffon Corp.	59,127	1,487,044
Insteel Industries, Inc.	29,073	1,050,117
Johnson Controls International PLC	1,502,136	62,999,584
Lennox International, Inc.	60,897	10,024,864
Masco Corp.	540,799	18,268,190
Masonite International Corp. (a)	51,336	4,009,342
NCI Building Systems, Inc. (a)	58,589	937,424
Owens Corning	172,639	10,097,655
Patrick Industries, Inc. (a)	27,897	2,227,575
PGT, Inc. (a)	69,278	696,244
Ply Gem Holdings, Inc. (a)(b)	26,171	455,375
Quanex Building Products Corp.	44,676	873,416
Simpson Manufacturing Co. Ltd.	63,559	2,743,206
Trex Co., Inc. (a)	46,832	3,185,044
Universal Forest Products, Inc.	31,925	3,058,734
USG Corp. (a)(b)	145,958	4,923,163
		186,595,216
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	90,291	3,682,970
ACCO Brands Corp. (a)	169,281	2,268,365
ADS Waste Holdings, Inc.	34,132	746,808
Aqua Metals, Inc. (a)(b)	12,987	221,298
ARC Document Solutions, Inc. (a)	46,203	185,736
Brady Corp. Class A	79,042	3,023,357
Casella Waste Systems, Inc. Class A (a)	64,851	757,460
CECO Environmental Corp.	40,679	459,673
Cenveo, Inc. (a)	13,016	72,499
Cintas Corp.	141,013	16,640,944
Clean Harbors, Inc. (a)	83,549	4,842,500
Copart, Inc. (a)	164,264	9,714,573
Covanta Holding Corp. (b)	226,728	3,672,994
Deluxe Corp.	77,034	5,668,932
Ennis, Inc.	34,279	560,462
Essendant, Inc.	58,461	931,284
Fuel Tech, Inc. (a)	51,934	57,647
G&K Services, Inc. Class A	30,395	2,872,328
Healthcare Services Group, Inc.	110,256	4,562,393
Heritage-Crystal Clean, Inc. (a)	18,564	276,604
Herman Miller, Inc.	95,333	2,840,923
HNI Corp.	71,636	3,282,362
Hudson Technologies, Inc. (a)	56,393	403,774
Industrial Services of America, Inc. (a)(b)	1,620	3,370
InnerWorkings, Inc. (a)	48,216	468,177
Interface, Inc.	108,800	2,056,320
Intersections, Inc. (a)(b)	12,865	47,472
KAR Auction Services, Inc.	230,024	10,309,676
Kimball International, Inc. Class B	52,574	862,214
Knoll, Inc.	81,039	1,811,222
LSC Communications, Inc.	45,117	1,282,225
Matthews International Corp. Class A	51,789	3,410,306
McGrath RentCorp.	37,522	1,411,953
Mobile Mini, Inc.	73,292	2,385,655
Msa Safety, Inc.	49,032	3,542,562
Multi-Color Corp.	21,263	1,524,557
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)(b)	5,346	21,758
Performant Financial Corp. (a)	31,038	55,868
Perma-Fix Environmental Services, Inc. (a)	6,937	20,464
Pitney Bowes, Inc.	281,160	3,835,022
Quad/Graphics, Inc.	51,478	1,397,628
Quest Resource Holding Corp. (a)	2,977	6,341
R.R. Donnelley & Sons Co.	111,816	1,875,154
Republic Services, Inc.	384,494	23,819,403
Rollins, Inc. (b)	163,488	5,977,121
SP Plus Corp. (a)	26,102	841,790
Steelcase, Inc. Class A	153,375	2,454,000
Stericycle, Inc. (a)	136,899	11,346,189
Team, Inc. (a)(b)	43,316	1,487,905
Tetra Tech, Inc.	99,334	3,998,194
The Brink's Co.	75,766	4,049,693
TRC Companies, Inc. (a)	33,064	338,906
U.S. Ecology, Inc.	34,516	1,751,687
UniFirst Corp.	24,897	3,313,791
Viad Corp.	33,828	1,596,682
Virco Manufacturing Co. (a)	2,682	11,130
VSE Corp.	10,794	439,100
Waste Management, Inc.	657,574	48,213,326
West Corp.	75,610	1,807,835
		215,560,153
Construction & Engineering - 0.2%
AECOM (a)	249,960	9,086,046
Aegion Corp. (a)	54,146	1,232,363
Ameresco, Inc. Class A (a)	38,199	192,905
Argan, Inc.	18,225	1,255,703
Chicago Bridge & Iron Co. NV (b)	165,022	5,539,789
Comfort Systems U.S.A., Inc.	58,296	2,223,992
Dycom Industries, Inc. (a)(b)	49,969	4,106,452
EMCOR Group, Inc.	106,586	6,552,907
Fluor Corp.	233,020	12,906,978
Goldfield Corp.	41,171	298,490
Granite Construction, Inc.	70,943	3,760,688
Great Lakes Dredge & Dock Corp. (a)	77,922	338,961
HC2 Holdings, Inc. (a)	49,076	269,918
Ies Holdings, Inc. (a)	16,326	306,113
Jacobs Engineering Group, Inc.	187,432	10,573,039
KBR, Inc.	238,105	3,583,480
Layne Christensen Co. (a)(b)	24,456	233,555
MasTec, Inc. (a)	112,881	4,430,579
MYR Group, Inc. (a)	33,116	1,242,181
Northwest Pipe Co. (a)	12,188	213,168
NV5 Holdings, Inc. (a)	11,806	434,461
Orion Group Holdings, Inc. (a)	33,745	315,853
Primoris Services Corp.	70,710	1,757,851
Quanta Services, Inc. (a)	227,929	8,506,310
Sterling Construction Co., Inc. (a)	31,847	286,305
Tutor Perini Corp. (a)	59,902	1,824,016
Valmont Industries, Inc.	38,333	6,027,864
		87,499,967
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	71,059	15,014,767
Allied Motion Technologies, Inc.	10,236	247,199
American Superconductor Corp. (a)(b)	20,903	127,717
AMETEK, Inc.	366,314	19,769,967
AZZ, Inc.	45,717	2,681,302
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,533,081
Broadwind Energy, Inc. (a)	15,938	87,818
Capstone Turbine Corp. (a)(b)	40,707	29,513
Eaton Corp. PLC	722,178	51,982,372
Emerson Electric Co.	1,032,417	62,048,262
Encore Wire Corp.	29,513	1,401,868
Energous Corp. (a)(b)	25,329	388,547
Energy Focus, Inc. (a)(b)	8,003	24,729
EnerSys	77,507	5,947,112
Enphase Energy, Inc. (a)(b)	30,890	55,293
EnSync, Inc. (a)(b)	32,445	18,202
Espey Manufacturing & Electronics Corp.	2,015	49,226
Fortive Corp.	485,992	28,017,439
FuelCell Energy, Inc. (a)(b)	48,863	75,738
Generac Holdings, Inc. (a)(b)	99,534	3,885,807
General Cable Corp.	78,815	1,316,211
Hubbell, Inc. Class B	82,189	9,749,259
LSI Industries, Inc.	35,290	348,665
Ocean Power Technologies, Inc. (a)(b)	1,104	2,826
Orion Energy Systems, Inc. (a)	20,733	40,222
Plug Power, Inc. (a)(b)	250,992	271,071
Powell Industries, Inc.	13,455	439,171
Power Solutions International, Inc. (a)(b)	4,960	26,288
Preformed Line Products Co.	1,961	90,245
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	69,588	5,180,827
Revolution Lighting Technologies, Inc. (a)(b)	3,869	24,065
Rockwell Automation, Inc.	206,462	31,196,408
Sensata Technologies Holding BV (a)	273,297	11,218,842
Sunrun, Inc. (a)(b)	104,524	594,742
Thermon Group Holdings, Inc. (a)(b)	52,027	1,048,864
TPI Composites, Inc.	9,529	166,281
Ultralife Corp. (a)	13,410	73,085
Vicor Corp. (a)	18,023	292,874
		255,465,907
Industrial Conglomerates - 2.0%
3M Co.	961,359	179,149,250
Carlisle Companies, Inc.	101,485	10,483,401
General Electric Co.	14,185,730	422,876,611
Honeywell International, Inc.	1,219,082	151,775,709
ITT, Inc.	140,185	5,743,379
Raven Industries, Inc.	54,733	1,617,360
Roper Technologies, Inc.	160,657	33,609,444
		805,255,154
Machinery - 1.8%
Actuant Corp. Class A (b)	91,777	2,436,679
AGCO Corp.	111,076	6,766,750
Alamo Group, Inc.	17,898	1,345,035
Albany International Corp. Class A	47,080	2,135,078
Allison Transmission Holdings, Inc.	274,756	9,885,721
Altra Industrial Motion Corp.	37,975	1,475,329
American Railcar Industries, Inc. (b)	11,797	525,674
ARC Group Worldwide, Inc. (a)	1,450	6,308
Astec Industries, Inc.	28,918	1,826,750
Barnes Group, Inc.	79,881	4,002,837
Blue Bird Corp. (a)(b)	4,122	70,074
Briggs & Stratton Corp.	65,668	1,405,295
Caterpillar, Inc.	935,077	90,384,543
Chart Industries, Inc. (a)	59,494	2,117,391
CIRCOR International, Inc.	26,680	1,657,095
Colfax Corp. (a)	167,182	6,361,275
Columbus McKinnon Corp. (NY Shares)	26,972	696,147
Commercial Vehicle Group, Inc. (a)	77,079	485,598
Crane Co.	79,696	5,761,224
Cummins, Inc.	244,746	36,342,334
Deere & Co.	462,811	50,673,176
Dmc Global, Inc.	17,783	265,856
Donaldson Co., Inc.	212,159	9,112,229
Douglas Dynamics, Inc.	38,692	1,290,378
Dover Corp.	251,808	20,169,821
Eastern Co.	2,354	45,550
Energy Recovery, Inc. (a)(b)	61,650	518,477
EnPro Industries, Inc.	33,499	2,186,815
ESCO Technologies, Inc.	41,567	2,252,931
ExOne Co. (a)(b)	13,829	137,184
Federal Signal Corp.	91,334	1,359,050
Flowserve Corp. (b)	216,017	10,033,990
Franklin Electric Co., Inc.	62,330	2,611,627
FreightCar America, Inc.	19,411	266,125
Gencor Industries, Inc. (a)	2,773	39,515
Global Brass & Copper Holdings, Inc.	34,001	1,144,134
Gorman-Rupp Co.	28,251	879,454
Graco, Inc.	89,722	8,143,169
Graham Corp.	12,124	265,879
Greenbrier Companies, Inc. (b)	47,653	2,003,809
Hardinge, Inc.	14,874	155,731
Harsco Corp.	115,711	1,631,525
Hillenbrand, Inc.	98,419	3,577,531
Hurco Companies, Inc.	6,325	173,938
Hyster-Yale Materials Handling Class A	13,602	828,226
IDEX Corp.	131,232	12,098,278
Illinois Tool Works, Inc.	502,621	66,350,998
Ingersoll-Rand PLC	410,593	32,584,660
Jason Industries, Inc. (a)	13,118	17,972
John Bean Technologies Corp.	50,063	4,475,632
Joy Global, Inc.	145,920	4,113,485
Kadant, Inc.	18,429	1,140,755
Kennametal, Inc.	124,600	4,621,414
L.B. Foster Co. Class A	13,680	190,836
Lincoln Electric Holdings, Inc.	100,440	8,458,052
Lindsay Corp. (b)	16,477	1,319,313
Lydall, Inc. (a)	25,587	1,297,261
Manitex International, Inc. (a)	11,053	85,329
Manitowoc Co., Inc. (a)(b)	250,611	1,523,715
Meritor, Inc. (a)	154,933	2,533,155
Middleby Corp. (a)	93,780	13,008,224
Milacron Holdings Corp. (a)(b)	38,207	693,839
Miller Industries, Inc.	16,197	404,925
Mueller Industries, Inc.	98,286	4,110,321
Mueller Water Products, Inc. Class A	251,619	3,117,559
Navistar International Corp. New (a)(b)	102,371	2,767,088
NN, Inc.	43,595	876,260
Nordson Corp.	83,964	10,079,039
Omega Flex, Inc.	2,487	112,910
Oshkosh Corp.	120,586	8,186,584
PACCAR, Inc.	570,794	38,134,747
Parker Hannifin Corp.	215,870	33,425,311
Pentair PLC	280,758	16,300,809
Proto Labs, Inc. (a)(b)	35,282	1,926,397
RBC Bearings, Inc. (a)	37,926	3,538,496
Rexnord Corp. (a)	169,317	3,753,758
Snap-On, Inc.	94,630	16,055,872
SPX Corp. (a)	68,191	1,798,879
SPX Flow, Inc. (a)	61,914	2,105,076
Standex International Corp.	19,288	1,842,004
Stanley Black & Decker, Inc.	240,295	30,553,509
Sun Hydraulics Corp.	38,275	1,416,175
Supreme Industries, Inc. Class A	19,310	377,511
Tennant Co.	26,322	1,849,121
Terex Corp.	163,819	5,117,706
The L.S. Starrett Co. Class A	4,836	53,196
Timken Co.	116,166	5,134,537
Titan International, Inc.	65,675	869,537
Toro Co.	171,574	10,330,471
TriMas Corp. (a)	65,821	1,451,353
Trinity Industries, Inc.	236,197	6,339,527
Twin Disc, Inc. (a)	8,286	151,634
Wabash National Corp. (b)	94,669	2,002,249
WABCO Holdings, Inc. (a)	85,901	9,644,964
Wabtec Corp. (b)	140,811	11,281,777
Watts Water Technologies, Inc. Class A	45,754	2,925,968
Woodward, Inc.	92,622	6,525,220
Xerium Technologies, Inc. (a)	10,544	54,196
Xylem, Inc.	294,588	14,175,575
		708,756,436
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	119,286
Kirby Corp. (a)(b)	89,632	6,202,534
Matson, Inc.	62,860	2,132,840
		8,454,660
Professional Services - 0.4%
Acacia Research Corp. (a)	61,592	360,313
Advisory Board Co. (a)(b)	65,302	2,938,590
Barrett Business Services, Inc.	8,858	567,178
BG Staffing, Inc.	5,516	72,315
CBIZ, Inc. (a)	77,532	1,031,176
CDI Corp. (a)	12,621	115,482
CEB, Inc.	51,077	3,961,021
Cogint, Inc. (a)(b)	74,077	270,381
CRA International, Inc.	15,589	559,022
Dun & Bradstreet Corp.	59,374	6,266,332
Equifax, Inc.	192,039	25,178,233
Exponent, Inc.	41,824	2,402,789
Franklin Covey Co. (a)	14,201	254,908
FTI Consulting, Inc. (a)	78,630	3,164,071
GP Strategies Corp. (a)	22,618	557,534
Heidrick & Struggles International, Inc.	25,651	627,167
Hill International, Inc. (a)	43,555	215,597
Hudson Global, Inc.	13,947	14,923
Huron Consulting Group, Inc. (a)	33,622	1,460,876
ICF International, Inc. (a)	34,131	1,465,926
IHS Markit Ltd. (a)	538,174	21,419,325
Insperity, Inc.	30,164	2,511,153
Kelly Services, Inc. Class A (non-vtg.)	46,008	983,651
Kforce, Inc.	36,597	942,373
Korn/Ferry International	83,973	2,595,605
Manpower, Inc.	110,186	10,692,449
Marathon Patent Group, Inc. (a)(b)	8,838	12,373
Mastech Digital, Inc. (a)	373	2,462
MISTRAS Group, Inc. (a)	23,436	527,779
Navigant Consulting, Inc. (a)	75,747	1,764,905
Nielsen Holdings PLC	541,247	24,009,717
On Assignment, Inc. (a)	75,857	3,579,692
Pendrell Corp. (a)	15,028	98,884
RCM Technologies, Inc. (a)	9,908	57,466
Resources Connection, Inc.	51,824	875,826
Robert Half International, Inc.	199,640	9,630,634
RPX Corp. (a)	73,794	793,286
TransUnion Holding Co., Inc. (a)	164,019	6,083,465
TriNet Group, Inc. (a)	66,298	1,780,101
TrueBlue, Inc. (a)	75,110	1,949,105
Verisk Analytics, Inc. (a)	254,596	21,111,100
Volt Information Sciences, Inc. (a)	6,248	45,610
WageWorks, Inc. (a)	57,816	4,451,832
Willdan Group, Inc. (a)	10,974	304,199
		167,706,826
Road & Rail - 0.9%
AMERCO	9,461	3,654,784
ArcBest Corp.	32,932	966,554
Avis Budget Group, Inc. (a)	143,156	4,950,334
Celadon Group, Inc. (b)	62,978	506,973
Covenant Transport Group, Inc. Class A (a)	19,818	397,153
CSX Corp.	1,501,781	72,926,485
Genesee & Wyoming, Inc. Class A (a)	96,128	7,126,930
Heartland Express, Inc. (b)	91,092	1,889,248
J.B. Hunt Transport Services, Inc.	136,689	13,418,759
Kansas City Southern	171,161	15,169,999
Knight Transportation, Inc.	101,655	3,324,119
Landstar System, Inc.	65,465	5,682,362
Marten Transport Ltd.	38,656	949,005
Norfolk Southern Corp.	463,910	56,147,027
Old Dominion Freight Lines, Inc.	113,622	10,425,955
P.A.M. Transportation Services, Inc. (a)	3,193	58,208
Patriot Transportation Holding, Inc. (a)	1,280	29,248
Roadrunner Transportation Systems, Inc. (a)	43,638	329,031
Ryder System, Inc.	90,251	6,872,614
Saia, Inc. (a)	39,382	1,904,120
Swift Transporation Co. (a)(b)	129,239	2,807,071
U.S.A. Truck, Inc. (a)	7,889	75,024
Union Pacific Corp.	1,319,242	142,398,981
Universal Logistics Holdings I	12,296	167,840
Werner Enterprises, Inc.	69,717	1,952,076
YRC Worldwide, Inc. (a)	47,961	615,819
		354,745,719
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (a)(b)	688	6,846
Air Lease Corp. Class A	168,551	6,561,690
Aircastle Ltd.	96,241	2,312,671
Applied Industrial Technologies, Inc.	64,348	4,057,141
Beacon Roofing Supply, Inc. (a)	98,890	4,493,562
BlueLinx Corp. (a)	2,338	15,969
BMC Stock Holdings, Inc. (a)	78,941	1,657,761
CAI International, Inc. (a)	23,529	363,994
DXP Enterprises, Inc. (a)	22,844	799,540
Fastenal Co.	465,320	23,279,960
GATX Corp. (b)	60,042	3,487,239
H&E Equipment Services, Inc.	49,244	1,292,163
HD Supply Holdings, Inc. (a)	325,044	13,976,892
Herc Holdings, Inc. (a)	37,685	1,947,938
Houston Wire & Cable Co.	15,647	104,835
Huttig Building Products, Inc. (a)	22,831	152,054
Kaman Corp. (b)	42,373	2,193,650
Lawson Products, Inc. (a)	6,300	174,195
MRC Global, Inc. (a)	146,508	2,960,927
MSC Industrial Direct Co., Inc. Class A	71,963	7,238,758
Neff Corp. (a)	8,761	136,672
Nexeo Solutions, Inc. (a)(b)	103,751	960,734
Now, Inc. (a)	166,333	3,183,614
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,810,097
SiteOne Landscape Supply, Inc.	33,666	1,320,044
Textainer Group Holdings Ltd.	42,054	662,351
Titan Machinery, Inc. (a)	24,582	347,835
Triton International Ltd.	53,680	1,326,433
United Rentals, Inc. (a)	134,348	17,200,574
Univar, Inc. (a)	160,682	5,173,960
Veritiv Corp. (a)	19,444	1,082,059
W.W. Grainger, Inc. (b)	87,439	21,681,374
Watsco, Inc.	44,289	6,566,730
WESCO International, Inc. (a)	73,100	5,080,450
Willis Lease Finance Corp. (a)	2,668	67,821
		143,678,533
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	120,826	9,296,352

TOTAL INDUSTRIALS		4,288,493,793

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
ADTRAN, Inc.	74,924	1,584,643
Aerohive Networks, Inc. (a)	130,171	618,312
Applied Optoelectronics, Inc. (a)(b)	29,272	1,344,170
Arista Networks, Inc. (a)(b)	68,222	8,117,736
Arris International PLC (a)	303,079	7,819,438
Aviat Networks, Inc. (a)	5,550	86,025
Bel Fuse, Inc. Class B (non-vtg.)	12,097	315,732
Black Box Corp.	16,753	150,777
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	2,447
Brocade Communications Systems, Inc.	641,945	7,902,343
CalAmp Corp. (a)	50,212	813,937
Calix Networks, Inc. (a)	55,272	381,377
Ciena Corp. (a)(b)	230,474	6,070,685
Cisco Systems, Inc.	8,034,886	274,632,403
Clearfield, Inc. (a)(b)	16,017	261,878
CommScope Holding Co., Inc. (a)	319,626	12,161,769
Communications Systems, Inc.	4,311	18,882
Comtech Telecommunications Corp.	38,555	439,913
Dasan Zhone Solutions, Inc. (a)	5,862	6,272
Digi International, Inc. (a)	30,140	370,722
EchoStar Holding Corp. Class A (a)	78,112	4,161,026
EMCORE Corp.	29,659	265,448
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	998,194
F5 Networks, Inc. (a)	103,785	14,869,277
Finisar Corp. (a)	176,012	5,892,882
Harmonic, Inc. (a)(b)	107,478	580,381
Harris Corp.	199,042	21,874,716
Infinera Corp. (a)(b)	259,331	2,813,741
InterDigital, Inc.	54,293	4,563,327
Ixia (a)	103,162	2,021,975
Juniper Networks, Inc.	613,403	17,175,284
KVH Industries, Inc. (a)	23,641	237,592
Lantronix, Inc. (a)	71	201
Lumentum Holdings, Inc. (a)	88,673	4,070,091
Motorola Solutions, Inc.	267,373	21,114,446
MRV Communications, Inc. (a)	6,176	47,555
NETGEAR, Inc. (a)	51,710	2,833,708
NetScout Systems, Inc. (a)	150,999	5,579,413
Oclaro, Inc. (a)	207,242	1,761,557
Optical Cable Corp. (a)	564	1,946
Palo Alto Networks, Inc. (a)	146,018	22,180,134
Parkervision, Inc. (a)(b)	10,028	21,159
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,886,081
Relm Wireless Corp.	9,436	47,652
Resonant, Inc. (a)(b)	2,385	11,353
ShoreTel, Inc. (a)	99,242	645,073
Sonus Networks, Inc. (a)	71,344	420,930
Tessco Technologies, Inc.	7,287	103,475
Ubiquiti Networks, Inc. (a)(b)	44,626	2,192,922
ViaSat, Inc. (a)(b)	86,340	5,943,646
Viavi Solutions, Inc. (a)	350,483	3,511,840
Westell Technologies, Inc. Class A (a)	75,979	53,565
		472,047,245
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	38,149	347,156
Amphenol Corp. Class A	492,627	34,094,715
Anixter International, Inc. (a)	43,666	3,637,378
Applied DNA Sciences, Inc. (a)(b)	18,968	35,091
Arrow Electronics, Inc. (a)	144,131	10,406,258
Avnet, Inc.	219,819	10,129,260
AVX Corp.	141,087	2,189,670
Badger Meter, Inc.	74,301	2,719,417
Belden, Inc.	61,185	4,322,720
Benchmark Electronics, Inc. (a)	73,834	2,296,237
Cardtronics PLC	76,739	3,382,655
CDW Corp.	253,941	14,957,125
ClearSign Combustion Corp. (a)(b)	7,019	27,374
Cognex Corp.	140,868	10,820,071
Coherent, Inc. (a)	39,733	7,254,451
Control4 Corp. (a)	35,202	525,566
Corning, Inc.	1,504,764	41,546,534
CTS Corp.	43,658	956,110
CUI Global, Inc. (a)(b)	26,608	168,163
Daktronics, Inc.	49,334	462,260
Dell Technologies, Inc. (a)	361,217	22,933,667
Dolby Laboratories, Inc. Class A	101,632	4,968,788
Echelon Corp. (a)	3,219	15,612
Electro Scientific Industries, Inc. (a)	113,580	758,714
eMagin Corp. (a)	5,084	11,185
ePlus, Inc. (a)	10,670	1,354,557
Fabrinet (a)	63,037	2,619,187
FARO Technologies, Inc. (a)	24,409	842,111
Fitbit, Inc. (a)(b)	213,997	1,328,921
FLIR Systems, Inc.	218,683	8,027,853
Frequency Electronics, Inc. (a)	2,550	28,280
Giga-Tronics, Inc. (a)	2,579	2,244
I. D. Systems Inc. (a)	6,071	35,576
Identiv, Inc. (a)	10,618	52,665
IEC Electronics Corp. (a)	86	324
II-VI, Inc. (a)	86,985	3,096,666
Insight Enterprises, Inc. (a)	53,674	2,273,631
Intellicheck Mobilisa, Inc. (a)	545	1,346
InvenSense, Inc. (a)	145,529	1,797,283
IPG Photonics Corp. (a)	61,406	7,264,330
Iteris, Inc. (a)	1,032	4,809
Itron, Inc. (a)	55,882	3,615,565
Jabil Circuit, Inc.	305,429	7,791,494
KEMET Corp. (a)	73,106	791,738
KEY Tronic Corp. (a)	6,483	47,002
Keysight Technologies, Inc. (a)	267,729	10,066,610
Kimball Electronics, Inc. (a)	30,376	489,054
Knowles Corp. (a)(b)	135,571	2,566,359
LightPath Technologies, Inc. Class A (a)	376	884
Littelfuse, Inc.	35,181	5,679,972
LRAD Corp.	56,581	89,964
Luna Innovations, Inc. (a)	1,444	2,671
Maxwell Technologies, Inc. (a)(b)	38,769	196,947
Mesa Laboratories, Inc.	4,836	604,597
Methode Electronics, Inc. Class A	56,055	2,326,283
MicroVision, Inc. (a)(b)	54,813	87,701
MOCON, Inc.	2,209	43,076
MTS Systems Corp.	24,519	1,347,319
National Instruments Corp.	178,144	5,743,363
Neonode, Inc. (a)(b)	33,197	54,111
NetList, Inc. (a)(b)	104,599	102,538
Novanta, Inc. (a)(b)	69,743	1,694,755
OSI Systems, Inc. (a)	28,365	2,139,288
Park Electrochemical Corp.	28,127	537,788
PC Connection, Inc.	26,383	706,009
PC Mall, Inc. (a)(b)	8,716	234,460
Perceptron, Inc. (a)	13,154	102,864
Plexus Corp. (a)	73,157	4,101,913
RadiSys Corp. (a)	34,231	130,762
Research Frontiers, Inc. (a)(b)	16,855	28,316
RF Industries Ltd.	5,778	8,378
Richardson Electronics Ltd.	23,707	146,746
Rogers Corp. (a)	27,965	2,307,392
Sanmina Corp. (a)	115,362	4,499,118
ScanSource, Inc. (a)	36,663	1,475,686
SYNNEX Corp.	44,923	5,252,397
Systemax, Inc.	10,113	79,893
TE Connectivity Ltd.	572,352	42,623,053
Tech Data Corp. (a)	55,538	4,831,806
Trimble, Inc. (a)	421,578	13,081,565
TTM Technologies, Inc. (a)(b)	135,794	2,194,431
Uni-Pixel, Inc. (a)(b)	49,445	51,423
Universal Display Corp. (b)	71,158	6,037,756
VeriFone Systems, Inc. (a)	171,272	3,540,192
Vishay Intertechnology, Inc.	233,503	3,701,023
Vishay Precision Group, Inc. (a)	9,596	154,496
Wayside Technology Group, Inc.	1,232	21,930
Wireless Telecom Group, Inc. (a)	11,200	17,808
Zebra Technologies Corp. Class A (a)	84,599	7,673,975
		356,718,431
Internet Software & Services - 3.9%
2U, Inc. (a)(b)	68,060	2,487,593
Actua Corp. (a)(b)	58,635	803,300
Akamai Technologies, Inc. (a)	275,938	17,273,719
Alarm.com Holdings, Inc. (a)	17,035	486,179
Alphabet, Inc.:
Class A (a)	473,793	400,321,919
Class C (a)	476,264	392,065,287
Amber Road, Inc. (a)	55,819	420,875
Angie's List, Inc. (a)(b)	57,858	308,383
AppFolio, Inc. (a)(b)	18,857	468,596
Apptio, Inc. Class A	10,079	130,926
Autobytel, Inc. (a)	9,434	117,925
Bankrate, Inc. (a)	83,183	906,695
Bazaarvoice, Inc. (a)	201,642	897,307
Benefitfocus, Inc. (a)	19,976	530,363
BlackLine, Inc.	26,716	762,207
Blucora, Inc. (a)	58,999	920,384
Box, Inc. Class A (a)(b)	81,890	1,442,902
Brightcove, Inc. (a)	59,246	497,666
BroadVision, Inc. (a)	490	2,818
Carbonite, Inc. (a)	40,379	785,372
Care.com, Inc. (a)	25,585	260,967
ChannelAdvisor Corp. (a)	32,537	349,773
CommerceHub, Inc.:
Series A (a)(b)	21,320	351,780
Series C (a)	54,178	885,810
Cornerstone OnDemand, Inc. (a)	79,186	3,307,599
CoStar Group, Inc. (a)	51,831	10,531,023
Coupa Software, Inc.	17,821	471,365
Determine, Inc. (a)	552	1,877
DHI Group, Inc. (a)	141,360	699,732
eBay, Inc. (a)	1,669,391	56,592,355
eGain Communications Corp. (a)	8,558	15,404
Endurance International Group Holdings, Inc. (a)	93,309	793,127
Envestnet, Inc. (a)(b)	69,312	2,678,909
Facebook, Inc. Class A (a)	3,751,553	508,485,494
Five9, Inc. (a)	81,974	1,304,206
GlowPoint, Inc. (a)	18,770	6,005
GoDaddy, Inc. (a)(b)	73,803	2,719,641
Gogo, Inc. (a)(b)	109,584	1,161,590
GrubHub, Inc. (a)(b)	141,196	4,950,332
GTT Communications, Inc. (a)	50,744	1,415,758
Hortonworks, Inc. (a)(b)	54,660	543,320
IAC/InterActiveCorp (a)	114,880	8,494,227
Instructure, Inc. (a)	8,268	189,337
Internap Network Services Corp. (a)	74,985	168,716
Inuvo, Inc. (a)	9,640	15,328
iPass, Inc. (a)	33,662	43,087
j2 Global, Inc.	83,229	6,776,505
Leaf Group Ltd. (a)	19,244	151,065
Limelight Networks, Inc. (a)	69,339	156,013
Liquidity Services, Inc. (a)	37,923	309,072
LivePerson, Inc. (a)	74,160	522,828
LogMeIn, Inc.	82,866	7,602,956
Marchex, Inc. Class B (a)	28,685	76,589
Marin Software, Inc. (a)	9,976	22,945
Match Group, Inc. (a)(b)	75,025	1,212,404
MaxPoint Interactive, Inc. (a)	1,466	6,744
MeetMe, Inc. (a)(b)	68,420	330,469
MINDBODY, Inc. (a)(b)	37,078	984,421
New Relic, Inc. (a)(b)	60,180	2,117,132
NIC, Inc.	110,917	2,340,349
NumereX Corp. Class A (a)	13,747	68,598
Nutanix, Inc. Class A (a)(b)	26,974	808,950
Pandora Media, Inc. (a)(b)	374,485	4,636,124
Q2 Holdings, Inc. (a)	48,710	1,751,125
QuinStreet, Inc. (a)	38,666	124,891
Qumu Corp. (a)	6,017	12,997
Quotient Technology, Inc. (a)(b)	132,658	1,578,630
RealNetworks, Inc. (a)	28,670	140,483
Reis, Inc.	8,134	156,986
RetailMeNot, Inc. (a)	84,786	758,835
Rightside Group Ltd. (a)	8,535	71,609
Rocket Fuel, Inc. (a)(b)	19,674	55,481
SecureWorks Corp.	18,872	197,024
Shutterstock, Inc. (a)(b)	29,764	1,298,008
Spark Networks, Inc. (a)(b)	16,620	16,289
SPS Commerce, Inc. (a)	26,414	1,461,487
Stamps.com, Inc. (a)(b)	24,049	3,032,579
Support.com, Inc. (a)	39,218	85,103
Synacor, Inc. (a)	20,037	60,111
TechTarget, Inc. (a)	23,593	215,876
The Trade Desk, Inc. (b)	13,897	586,592
Travelzoo, Inc. (a)	5,383	48,716
Tremor Video, Inc. (a)	17,986	39,749
TrueCar, Inc. (a)(b)	81,085	1,140,055
Twilio, Inc. Class A (b)	28,595	907,033
Twitter, Inc. (a)(b)	968,332	15,270,596
VeriSign, Inc. (a)(b)	147,930	12,199,787
Web.com Group, Inc. (a)(b)	88,964	1,712,557
WebMD Health Corp. (a)(b)	56,800	2,947,920
Xactly Corp. (a)	40,398	500,935
XO Group, Inc. (a)	81,695	1,505,639
Yahoo!, Inc. (a)	1,404,576	64,132,940
Yelp, Inc. (a)	98,508	3,319,720
YuMe, Inc. (a)	101,833	370,672
Zillow Group, Inc.:
Class A (a)(b)	72,361	2,433,500
Class C (a)(b)	172,222	5,845,215
		1,580,169,482
IT Services - 3.6%
Accenture PLC Class A	994,065	121,772,963
Acxiom Corp. (a)	121,915	3,477,016
Alliance Data Systems Corp.	92,312	22,429,970
Amdocs Ltd.	244,219	14,811,882
Automatic Data Processing, Inc.	721,522	74,042,588
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,683,567
Blackhawk Network Holdings, Inc. (a)	86,813	3,164,334
Booz Allen Hamilton Holding Corp. Class A	243,990	8,727,522
Broadridge Financial Solutions, Inc.	194,846	13,508,673
CACI International, Inc. Class A (a)	38,453	4,822,006
CardConnect Corp. (a)(b)	7,862	112,034
Cartesian, Inc. (a)	206	231
Cass Information Systems, Inc.	15,060	981,460
Ciber, Inc. (a)	66,135	21,580
Cognizant Technology Solutions Corp. Class A (a)	970,485	57,520,646
Computer Sciences Corp.	227,500	15,597,400
Computer Task Group, Inc.	11,646	67,314
Conduent, Inc. (a)	265,927	4,278,765
Convergys Corp. (b)	164,874	3,607,443
CoreLogic, Inc. (a)	146,089	5,725,228
CSG Systems International, Inc.	47,456	1,870,241
CSP, Inc.	3,696	32,377
CSRA, Inc.	230,351	6,869,067
DST Systems, Inc.	49,565	5,927,974
Edgewater Technology, Inc. (a)	2,875	19,953
EPAM Systems, Inc. (a)	77,553	5,710,227
Euronet Worldwide, Inc. (a)	88,098	7,292,752
Everi Holdings, Inc. (a)	85,750	278,688
EVERTEC, Inc.	87,336	1,471,612
ExlService Holdings, Inc. (a)	51,941	2,319,685
Fidelity National Information Services, Inc.	529,339	43,548,720
First Data Corp. Class A (a)	304,115	4,896,252
Fiserv, Inc. (a)	346,932	40,035,953
FleetCor Technologies, Inc. (a)	148,866	25,307,220
Forrester Research, Inc.	17,100	624,150
Gartner, Inc. (a)	130,792	13,499,042
Genpact Ltd.	232,461	5,634,855
Global Payments, Inc.	246,153	19,615,933
Hackett Group, Inc.	31,811	641,310
IBM Corp.	1,385,939	249,219,551
Information Services Group, Inc. (a)	18,000	57,060
Innodata, Inc. (a)	14,010	31,523
Jack Henry & Associates, Inc.	125,525	11,770,479
Leidos Holdings, Inc.	230,618	12,291,939
Lionbridge Technologies, Inc. (a)	69,212	397,969
ManTech International Corp. Class A	37,723	1,381,416
MasterCard, Inc. Class A	1,525,127	168,465,528
Mattersight Corp. (a)(b)	9,437	33,501
Maximus, Inc.	101,508	6,056,982
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,994
MoneyGram International, Inc. (a)	66,937	854,116
NCI, Inc. Class A	12,261	181,463
Neustar, Inc. Class A (a)	82,899	2,748,102
Paychex, Inc.	509,879	31,316,768
PayPal Holdings, Inc. (a)	1,802,971	75,724,782
Perficient, Inc. (a)	51,600	937,572
PFSweb, Inc. (a)	22,457	157,424
Planet Payment, Inc. (a)	40,113	164,062
PRG-Schultz International, Inc. (a)	36,569	228,556
Sabre Corp. (b)	337,364	7,391,645
Science Applications International Corp.	69,636	6,056,243
ServiceSource International, Inc. (a)	93,929	370,080
Square, Inc. (a)	28,587	495,127
StarTek, Inc. (a)	7,341	64,968
Sykes Enterprises, Inc. (a)	63,873	1,738,623
Syntel, Inc.	56,060	991,701
Teletech Holdings, Inc.	29,721	900,546
Teradata Corp. (a)(b)	220,606	6,860,847
The Western Union Co. (b)	785,793	15,432,975
Total System Services, Inc.	271,722	14,803,415
Travelport Worldwide Ltd.	241,707	3,069,679
Unisys Corp. (a)(b)	68,286	949,175
Vantiv, Inc. (a)	247,816	16,202,210
Virtusa Corp. (a)(b)	42,025	1,303,195
Visa, Inc. Class A	2,991,825	263,101,091
WEX, Inc. (a)	63,157	7,024,953
WidePoint Corp. (a)	71,654	50,874
		1,450,819,767
Semiconductors & Semiconductor Equipment - 3.1%
Acacia Communications, Inc. (b)	20,458	1,062,793
Advanced Energy Industries, Inc. (a)	70,933	4,404,939
Advanced Micro Devices, Inc. (a)(b)	1,216,220	17,586,541
AEHR Test Systems (a)(b)	3,126	16,380
Alpha & Omega Semiconductor Ltd. (a)	24,379	469,540
Amkor Technology, Inc. (a)	190,118	1,866,959
Amtech Systems, Inc. (a)	13,719	86,155
Analog Devices, Inc.	490,424	40,180,438
Applied Materials, Inc.	1,722,710	62,396,556
Axcelis Technologies, Inc. (a)	38,126	589,047
AXT, Inc. (a)	31,515	223,757
Broadcom Ltd.	637,088	134,380,972
Brooks Automation, Inc.	126,012	2,628,610
Cabot Microelectronics Corp.	37,906	2,623,853
Cavium, Inc. (a)(b)	105,337	6,900,627
Ceva, Inc. (a)	30,366	1,014,224
Cirrus Logic, Inc. (a)	100,461	5,432,931
Cohu, Inc.	84,544	1,407,658
Cree, Inc. (a)(b)	152,589	4,141,265
CVD Equipment Corp. (a)(b)	24,298	239,092
CyberOptics Corp. (a)	9,251	318,234
Cypress Semiconductor Corp. (b)	538,403	7,144,608
Diodes, Inc. (a)	57,239	1,366,295
DSP Group, Inc. (a)	64,723	676,355
Entegris, Inc. (a)	228,544	4,845,133
Exar Corp. (a)	139,495	1,459,118
Experi Corp.	79,771	2,859,790
First Solar, Inc. (a)(b)	127,867	4,627,507
FormFactor, Inc. (a)	107,124	1,140,871
GigOptix, Inc. (a)	62,672	191,776
GSI Technology, Inc. (a)	18,344	128,225
Impinj, Inc. (b)	14,583	413,574
Inphi Corp. (a)	64,122	3,009,887
Integrated Device Technology, Inc. (a)	224,546	5,368,895
Intel Corp.	7,598,446	275,063,745
Intermolecular, Inc. (a)	6,975	7,184
Intest Corp. (a)	2,175	10,766
IXYS Corp.	67,452	833,032
KLA-Tencor Corp.	250,797	22,601,826
Kopin Corp. (a)	69,745	246,200
Kulicke & Soffa Industries, Inc. (a)	102,964	2,107,673
Lam Research Corp.	257,126	30,479,716
Lattice Semiconductor Corp. (a)	185,835	1,313,853
Linear Technology Corp.	379,299	24,495,129
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	53,897	2,484,113
Marvell Technology Group Ltd.	706,338	11,018,873
Maxim Integrated Products, Inc.	460,069	20,381,057
MaxLinear, Inc. Class A (a)	86,669	2,256,861
Microchip Technology, Inc. (b)	347,530	25,202,876
Micron Technology, Inc. (a)	1,650,799	38,694,729
Microsemi Corp. (a)	188,099	9,747,290
MKS Instruments, Inc.	79,982	5,246,819
Monolithic Power Systems, Inc.	55,587	4,889,988
MoSys, Inc. (a)(b)	6,042	15,528
Nanometrics, Inc. (a)	38,377	1,044,238
NeoPhotonics Corp. (a)(b)	44,702	453,725
NVE Corp.	6,988	547,580
NVIDIA Corp.	863,502	87,628,183
ON Semiconductor Corp. (a)	661,663	10,010,961
PDF Solutions, Inc. (a)	38,716	827,748
Photronics, Inc. (a)	101,617	1,087,302
Pixelworks, Inc. (a)(b)	22,798	90,280
Power Integrations, Inc.	52,203	3,299,230
Qorvo, Inc. (a)(b)	204,968	13,548,385
Qualcomm, Inc.	2,370,456	133,883,355
QuickLogic Corp. (a)(b)	61,486	96,533
Rambus, Inc. (a)	170,226	2,138,039
Rubicon Technology, Inc. (a)(b)	25,049	14,027
Rudolph Technologies, Inc. (a)	69,669	1,497,884
Semtech Corp. (a)	111,258	3,721,580
Sigma Designs, Inc. (a)	51,095	298,906
Silicon Laboratories, Inc. (a)	69,347	4,680,923
Skyworks Solutions, Inc.	297,908	28,244,657
SolarEdge Technologies, Inc. (a)(b)	39,583	579,891
SunPower Corp. (a)(b)	97,783	856,579
Sunworks, Inc. (a)(b)	12,722	25,062
Synaptics, Inc. (a)	56,125	2,983,044
Teradyne, Inc.	339,570	9,657,371
Texas Instruments, Inc.	1,595,661	122,259,546
Ultra Clean Holdings, Inc. (a)	60,588	839,144
Ultratech, Inc. (a)	84,561	2,439,585
Veeco Instruments, Inc. (a)	64,085	1,752,725
Versum Materials, Inc. (a)	177,815	5,389,573
Xcerra Corp. (a)	72,566	634,227
Xilinx, Inc.	408,947	24,054,263
		1,262,884,409
Software - 4.4%
8x8, Inc. (a)	139,704	2,109,530
A10 Networks, Inc. (a)	73,118	691,696
ACI Worldwide, Inc. (a)	177,587	3,475,378
Activision Blizzard, Inc.	1,097,416	49,526,384
Adobe Systems, Inc. (a)	796,223	94,225,030
American Software, Inc. Class A	55,166	570,416
ANSYS, Inc. (a)	139,540	14,897,290
Aspen Technology, Inc. (a)	119,658	6,956,916
Asure Software, Inc. (a)	8,721	96,454
Autodesk, Inc. (a)	312,990	27,011,037
Barracuda Networks, Inc. (a)	58,271	1,378,692
Blackbaud, Inc.	77,240	5,524,205
Bottomline Technologies, Inc. (a)	62,280	1,553,886
BroadSoft, Inc. (a)(b)	46,995	2,011,386
BSQUARE Corp. (a)	11,182	57,587
CA Technologies, Inc.	497,389	16,050,743
Cadence Design Systems, Inc. (a)	470,063	14,524,947
Callidus Software, Inc. (a)	95,640	1,802,814
CDK Global, Inc.	240,461	15,973,824
Citrix Systems, Inc. (a)	249,641	19,709,157
CommVault Systems, Inc. (a)	75,089	3,683,115
Covisint Corp. (a)	39,763	79,526
Datawatch Corp. (a)	9,730	73,948
Digimarc Corp. (a)(b)	14,767	372,128
Digital Turbine, Inc. (a)(b)	41,910	36,462
Document Security Systems, Inc. (a)	4,956	6,443
Ebix, Inc.	35,461	2,216,313
Electronic Arts, Inc. (a)	483,507	41,823,356
Ellie Mae, Inc. (a)	54,952	5,251,213
EnerNOC, Inc. (a)(b)	34,204	186,412
Everbridge, Inc. (b)	29,747	566,383
Evolving Systems, Inc.	4,973	23,124
Exa Corp. (a)	15,758	246,928
Fair Isaac Corp.	47,852	6,224,110
FalconStor Software, Inc. (a)	37,427	22,082
FireEye, Inc. (a)(b)	226,536	2,550,795
Form Holdings Corp. (a)(b)	9,862	21,795
Fortinet, Inc. (a)	237,153	8,857,665
Gigamon, Inc. (a)	48,659	1,656,839
Glu Mobile, Inc. (a)(b)	173,754	335,345
GSE Systems, Inc. (a)	388	1,280
Guidance Software, Inc. (a)	26,710	182,162
Guidewire Software, Inc. (a)	116,451	6,362,883
HubSpot, Inc. (a)(b)	54,014	3,213,833
Imperva, Inc. (a)	43,161	1,769,601
Inseego Corp. (a)(b)	35,452	102,102
Intuit, Inc.	390,298	48,958,981
Jive Software, Inc. (a)	60,361	265,588
Manhattan Associates, Inc. (a)	113,356	5,684,803
Mentor Graphics Corp.	174,753	6,483,336
Microsoft Corp.	12,461,728	797,301,357
MicroStrategy, Inc. Class A (a)	16,727	3,209,577
Mitek Systems, Inc. (a)	45,058	281,613
MobileIron, Inc. (a)	70,668	339,206
Model N, Inc. (a)	64,636	688,373
Monotype Imaging Holdings, Inc.	66,977	1,349,587
NetSol Technologies, Inc. (a)	10,165	51,842
Nuance Communications, Inc. (a)	395,642	6,737,783
Oracle Corp.	4,801,244	204,484,982
Parametric Technology Corp. (a)	187,518	10,105,345
Park City Group, Inc. (a)(b)	18,083	256,779
Paycom Software, Inc. (a)(b)	65,084	3,503,472
Paylocity Holding Corp. (a)(b)	39,896	1,406,733
Pegasystems, Inc.	63,152	2,715,536
Polarityte, Inc. (a)(b)	475	3,007
Progress Software Corp.	78,882	2,262,336
Proofpoint, Inc. (a)(b)	66,377	5,228,516
PROS Holdings, Inc. (a)	40,708	945,647
QAD, Inc.:
Class A	10,065	276,284
Class B	4,298	90,731
Qualys, Inc. (a)	50,519	1,765,639
Rapid7, Inc. (a)	27,175	411,701
RealPage, Inc. (a)	95,369	3,218,704
Red Hat, Inc. (a)	289,148	23,944,346
RingCentral, Inc. (a)	98,835	2,638,895
Rosetta Stone, Inc. (a)	15,141	118,857
Salesforce.com, Inc. (a)	1,023,967	83,299,715
Scan-Optics, Inc. (a)	300	0
SeaChange International, Inc. (a)	36,866	91,796
ServiceNow, Inc. (a)	261,956	22,769,216
Silver Spring Networks, Inc. (a)	57,002	698,845
SITO Mobile Ltd. (a)(b)	17,979	34,699
Smith Micro Software, Inc. (a)	10,363	13,576
Sonic Foundry, Inc. (a)	155	770
Splunk, Inc. (a)(b)	218,583	13,493,129
SS&C Technologies Holdings, Inc.	274,597	9,616,387
Symantec Corp.	990,544	28,299,842
Synchronoss Technologies, Inc. (a)(b)	70,331	1,904,563
Synopsys, Inc. (a)	236,722	16,911,420
Tableau Software, Inc. (a)	88,599	4,672,711
Take-Two Interactive Software, Inc. (a)	165,320	9,419,934
Tangoe, Inc. (a)	45,871	262,841
TeleNav, Inc. (a)	40,687	331,599
The Rubicon Project, Inc. (a)	59,339	518,623
TiVo Corp.	199,718	3,694,783
Tyler Technologies, Inc. (a)	52,923	8,025,773
Ultimate Software Group, Inc. (a)(b)	48,052	9,292,776
Varonis Systems, Inc. (a)	31,174	854,168
Vasco Data Security International, Inc. (a)	48,861	635,193
Verint Systems, Inc. (a)	104,276	3,936,419
VirnetX Holding Corp. (a)(b)	93,723	210,877
VMware, Inc. Class A (a)(b)	110,564	9,938,598
Workday, Inc. Class A (a)(b)	197,291	16,361,343
Workiva, Inc. (a)	27,316	408,374
Zedge, Inc. (a)	14,921	51,776
Zendesk, Inc. (a)	130,945	3,565,632
Zix Corp. (a)	69,803	349,713
Zynga, Inc. (a)	1,220,225	3,233,596
		1,751,641,458
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp. (a)(b)	162,227	2,465,850
Apple, Inc.	8,551,739	1,171,502,652
Astro-Med, Inc.	4,606	62,411
Avid Technology, Inc. (a)(b)	38,570	216,763
Concurrent Computer Corp.	6,675	33,442
CPI Card Group (b)	22,281	100,265
Cray, Inc. (a)	76,017	1,584,954
Crossroads Systems, Inc. (a)(b)	680	2,618
Dataram Corp. (a)	185	255
Diebold Nixdorf, Inc.	123,985	3,744,347
Eastman Kodak Co. (a)	64,018	918,658
Electronics for Imaging, Inc. (a)(b)	82,143	3,784,328
Glassbridge Enterprises, Inc. (a)(b)	4,203	31,270
Hewlett Packard Enterprise Co.	2,679,025	61,135,351
HP, Inc.	2,748,879	47,748,028
Immersion Corp. (a)(b)	59,681	652,313
Intevac, Inc. (a)	17,689	178,659
NCR Corp. (a)	199,002	9,566,026
NetApp, Inc.	439,824	18,397,838
Nimble Storage, Inc. (a)	92,912	842,712
Pure Storage, Inc. Class A (a)(b)	123,409	1,406,863
Quantum Corp. (a)	334,686	291,177
Seagate Technology LLC (b)	470,862	22,690,840
Super Micro Computer, Inc. (a)	53,821	1,399,346
Transact Technologies, Inc.	3,411	25,241
U.S.A. Technologies, Inc. (a)	38,549	154,196
Western Digital Corp.	457,170	35,147,230
Xerox Corp.	1,400,963	10,423,165
Xplore Technologies Corp. (a)	2,067	4,341
		1,394,511,139

TOTAL INFORMATION TECHNOLOGY		8,268,791,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,522,091
Advanced Emissions Solutions, Inc. (a)(b)	57,241	616,486
AdvanSix, Inc. (a)	46,239	1,261,400
AgroFresh Solutions, Inc. (a)(b)	38,931	105,503
Air Products & Chemicals, Inc.	346,044	48,608,801
Albemarle Corp. U.S.	180,321	18,304,385
American Vanguard Corp.	32,955	519,041
Ashland Global Holdings, Inc.	101,783	12,281,137
Axalta Coating Systems (a)	339,103	9,871,288
Balchem Corp.	53,639	4,675,712
BioAmber, Inc. (a)(b)	17,794	61,033
Cabot Corp.	106,306	6,163,622
Calgon Carbon Corp.	83,129	1,172,119
Celanese Corp. Class A	227,640	20,298,659
CF Industries Holdings, Inc. (b)	369,845	11,620,530
Chase Corp.	10,028	917,061
Chemtura Corp. (a)	98,759	3,273,861
Codexis, Inc. (a)	27,884	114,324
Core Molding Technologies, Inc. (a)	10,858	175,791
E.I. du Pont de Nemours & Co.	1,398,315	109,823,660
Eastman Chemical Co.	234,015	18,779,704
Ecolab, Inc.	423,996	52,562,784
Ferro Corp. (a)	133,620	1,870,680
Flotek Industries, Inc. (a)(b)	98,612	1,333,234
FMC Corp.	216,113	12,452,431
FutureFuel Corp.	37,844	500,676
H.B. Fuller Co.	88,055	4,350,798
Hawkins, Inc.	13,930	688,839
Huntsman Corp.	317,265	7,170,189
Ingevity Corp. (a)	71,031	3,833,543
Innophos Holdings, Inc.	32,175	1,704,953
Innospec, Inc.	41,822	2,730,977
International Flavors & Fragrances, Inc.	128,374	16,136,612
Intrepid Potash, Inc. (a)	76,176	152,352
KMG Chemicals, Inc.	10,303	378,738
Koppers Holdings, Inc. (a)	30,390	1,332,602
Kraton Performance Polymers, Inc. (a)	48,417	1,318,395
Kronos Worldwide, Inc.	34,238	474,539
LSB Industries, Inc. (a)(b)	28,693	311,893
LyondellBasell Industries NV Class A	533,778	48,701,905
Marrone Bio Innovations, Inc. (a)(b)	15,737	30,845
Minerals Technologies, Inc.	58,663	4,531,717
Monsanto Co.	700,872	79,780,260
NewMarket Corp.	15,387	6,703,962
Olin Corp.	265,297	8,245,431
OMNOVA Solutions, Inc. (a)	52,644	486,957
Platform Specialty Products Corp. (a)(b)	348,544	4,597,295
PolyOne Corp.	133,312	4,489,948
PPG Industries, Inc.	423,173	43,345,610
Praxair, Inc.	456,090	54,142,444
Quaker Chemical Corp.	19,799	2,607,132
Rayonier Advanced Materials, Inc. (b)	58,598	777,009
RPM International, Inc.	209,983	11,189,994
Senomyx, Inc. (a)(b)	66,138	74,736
Sensient Technologies Corp.	74,039	5,918,678
Sherwin-Williams Co.	129,017	39,806,905
Stepan Co.	30,263	2,288,185
Terravia Holdings, Inc. (a)(b)	98,314	92,120
The Chemours Co. LLC	286,981	9,659,780
The Dow Chemical Co.	1,801,554	112,164,752
The Mosaic Co.	564,989	17,622,007
The Scotts Miracle-Gro Co. Class A	73,052	6,620,703
Trecora Resources (a)	28,770	346,679
Tredegar Corp.	71,882	1,365,758
Trinseo SA	70,468	4,872,862
Tronox Ltd. Class A	95,961	1,663,004
Valhi, Inc.	35,553	118,391
Valspar Corp.	116,273	12,931,883
W.R. Grace & Co.	111,862	7,924,304
Westlake Chemical Corp.	59,202	3,755,183
Yield10 Bioscience, Inc. (a)	6,939	2,486
		876,329,368
Construction Materials - 0.2%
Eagle Materials, Inc.	77,760	8,064,490
Forterra, Inc.	32,917	652,744
Headwaters, Inc. (a)	124,778	2,869,894
Martin Marietta Materials, Inc.	100,772	21,761,713
Summit Materials, Inc.	172,319	4,116,701
U.S. Concrete, Inc. (a)(b)	21,607	1,361,241
United States Lime & Minerals, Inc.	2,200	167,552
Vulcan Materials Co.	211,402	25,497,195
		64,491,530
Containers & Packaging - 0.4%
Aptargroup, Inc.	103,613	7,720,205
Avery Dennison Corp.	142,461	11,498,027
Ball Corp.	282,558	20,776,490
Bemis Co., Inc.	156,089	7,737,332
Berry Plastics Group, Inc. (a)	201,261	10,129,466
Crown Holdings, Inc. (a)	224,816	12,047,889
Graphic Packaging Holding Co.	493,965	6,594,433
Greif, Inc. Class A	63,236	3,606,349
International Paper Co.	653,865	34,458,686
Myers Industries, Inc.	29,894	420,011
Owens-Illinois, Inc. (a)	264,706	5,241,179
Packaging Corp. of America	147,453	13,629,081
Sealed Air Corp.	310,243	14,420,095
Silgan Holdings, Inc.	59,310	3,536,062
Sonoco Products Co.	162,407	8,659,541
UFP Technologies, Inc. (a)	14,187	340,488
WestRock Co.	400,573	21,518,782
		182,334,116
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	481,818	4,013,544
Alcoa Corp.	235,537	8,147,225
Allegheny Technologies, Inc. (b)	174,474	3,351,646
Ampco-Pittsburgh Corp.	10,414	152,044
Atkore International Group, Inc.	35,003	917,779
Carpenter Technology Corp.	80,027	3,245,895
Century Aluminum Co. (a)(b)	86,859	1,223,409
Cliffs Natural Resources, Inc. (a)	429,608	4,579,621
Coeur d'Alene Mines Corp. (a)	297,840	2,558,446
Commercial Metals Co.	175,382	3,705,822
Compass Minerals International, Inc.	56,608	4,290,886
Comstock Mining, Inc. (a)	56,723	13,653
Freeport-McMoRan, Inc. (a)	2,126,865	28,499,991
Friedman Industries	2,001	12,906
General Moly, Inc. (a)	60,513	32,011
Gold Resource Corp.	109,163	565,464
Golden Minerals Co. (a)(b)	71,014	43,326
Handy & Harman Ltd. (a)	5,646	134,657
Haynes International, Inc.	18,364	717,298
Hecla Mining Co.	629,921	3,514,959
Kaiser Aluminum Corp.	27,980	2,205,663
Materion Corp.	30,858	1,075,401
McEwen Mining, Inc. (b)	351,327	1,205,052
Newmont Mining Corp.	856,059	29,311,460
Nucor Corp.	506,948	31,719,736
Olympic Steel, Inc.	12,703	307,159
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	101,427
Real Industries, Inc. (a)	30,069	153,352
Reliance Steel & Aluminum Co.	117,143	9,916,155
Royal Gold, Inc.	107,498	7,100,243
Ryerson Holding Corp. (a)	16,025	173,871
Schnitzer Steel Industries, Inc. Class A	47,241	1,124,336
Solitario Exploration & Royalty Corp. (a)	18,115	13,224
Steel Dynamics, Inc.	392,468	14,364,329
Stillwater Mining Co. (a)	196,719	3,356,026
SunCoke Energy, Inc. (a)	99,267	967,853
Synalloy Corp. (a)	8,615	90,027
TimkenSteel Corp. (a)(b)	69,807	1,460,362
U.S. Antimony Corp. (a)	24,962	9,486
United States Steel Corp.	272,159	10,537,996
Universal Stainless & Alloy Products, Inc. (a)	6,659	96,489
Worthington Industries, Inc.	71,924	3,527,872
		188,552,028
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	63,767	1,728,086
Clearwater Paper Corp. (a)	24,633	1,369,595
Deltic Timber Corp.	17,765	1,320,295
Domtar Corp.	101,407	3,862,593
Kapstone Paper & Packaging Corp.	133,397	3,014,772
Louisiana-Pacific Corp. (a)	229,727	5,416,963
Mercer International, Inc. (SBI)	60,804	732,688
Neenah Paper, Inc.	27,129	1,987,199
P.H. Glatfelter Co.	69,408	1,533,917
Rentech, Inc. (a)	27,522	21,470
Resolute Forest Products (a)	135,020	614,341
Schweitzer-Mauduit International, Inc.	48,432	1,987,165
Verso Corp. (a)	59,171	463,309
		24,052,393

TOTAL MATERIALS		1,335,759,435

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	161,267	5,165,382
Agree Realty Corp. (b)	50,269	2,494,850
Alexanders, Inc.	6,076	2,656,123
Alexandria Real Estate Equities, Inc.	141,451	16,876,519
American Assets Trust, Inc.	89,595	3,942,180
American Campus Communities, Inc.	218,683	11,174,701
American Homes 4 Rent Class A	343,715	8,170,106
American Tower Corp.	681,075	78,180,599
Apartment Investment & Management Co. Class A	250,395	11,650,879
Apple Hospitality (REIT), Inc.	239,895	4,711,538
Armada Hoffler Properties, Inc.	73,011	1,018,503
Ashford Hospitality Prime, Inc.	37,189	485,316
Ashford Hospitality Trust, Inc.	123,613	812,137
AvalonBay Communities, Inc.	220,479	40,519,631
Bluerock Residential Growth (REIT), Inc.	90,320	1,127,194
Boston Properties, Inc.	242,166	33,668,339
Brandywine Realty Trust (SBI)	276,702	4,609,855
Brixmor Property Group, Inc.	404,071	9,431,017
BRT Realty Trust (a)	189,164	1,624,919
Camden Property Trust (SBI)	137,238	11,617,197
Care Capital Properties, Inc.	134,566	3,537,740
CareTrust (REIT), Inc.	113,682	1,793,902
CatchMark Timber Trust, Inc.	100,692	1,087,474
CBL & Associates Properties, Inc.	262,246	2,630,327
Cedar Shopping Centers, Inc.	134,023	786,715
Chatham Lodging Trust	57,137	1,144,454
Chesapeake Lodging Trust	85,461	2,064,738
City Office REIT, Inc.	67,579	880,554
Colony NorthStar, Inc. (b)	895,699	13,148,861
Colony Starwood Homes (b)	75,522	2,484,674
Columbia Property Trust, Inc.	198,850	4,591,447
Communications Sales & Leasing, Inc.	223,544	6,476,070
Community Healthcare Trust, Inc.	41,798	994,374
Condor Hospitality Trust, Inc.	703	1,497
CorEnergy Infrastructure Trust, Inc.	14,135	504,478
CoreSite Realty Corp.	54,413	4,900,979
Corporate Office Properties Trust (SBI)	143,522	4,892,665
Corrections Corp. of America	186,869	6,297,485
Cousins Properties, Inc.	554,301	4,739,274
Crown Castle International Corp.	576,336	53,904,706
CubeSmart	296,680	8,084,530
CyrusOne, Inc.	122,762	6,248,586
DCT Industrial Trust, Inc.	141,882	6,787,635
DDR Corp.	501,615	7,253,353
DiamondRock Hospitality Co.	300,095	3,262,033
Digital Realty Trust, Inc. (b)	251,028	27,111,024
Douglas Emmett, Inc.	247,389	9,979,672
Duke Realty LP	555,522	14,243,584
DuPont Fabros Technology, Inc.	124,151	6,392,535
Easterly Government Properties, Inc.	30,760	635,809
EastGroup Properties, Inc.	46,143	3,430,271
Education Realty Trust, Inc.	129,203	5,445,906
Empire State Realty Trust, Inc.	186,050	4,057,751
EPR Properties	106,196	8,172,844
Equinix, Inc.	113,691	42,755,774
Equity Commonwealth (a)	193,982	6,063,877
Equity Lifestyle Properties, Inc.	132,199	10,525,684
Equity One, Inc.	160,382	5,077,694
Equity Residential (SBI)	583,842	36,822,915
Essex Property Trust, Inc. (b)	104,105	24,433,444
Extra Space Storage, Inc.	199,462	15,795,396
Farmland Partners, Inc. (b)	105,443	1,204,159
Federal Realty Investment Trust (SBI)	112,463	15,826,918
FelCor Lodging Trust, Inc.	200,216	1,451,566
First Industrial Realty Trust, Inc.	184,151	4,953,662
First Potomac Realty Trust	85,240	851,548
Forest City Realty Trust, Inc. Class A	359,272	8,209,365
Four Corners Property Trust, Inc.	103,212	2,289,242
Franklin Street Properties Corp.	156,624	1,940,571
Gaming & Leisure Properties	310,006	9,920,192
General Growth Properties, Inc.	933,476	23,206,213
Getty Realty Corp.	48,238	1,273,001
Gladstone Commercial Corp. (b)	76,606	1,594,171
Gladstone Land Corp.	8,000	102,400
Global Net Lease, Inc.	250,435	2,053,567
Government Properties Income Trust (b)	114,158	2,352,796
Gramercy Property Trust (b)	222,366	6,217,353
HCP, Inc.	737,088	24,169,116
Healthcare Realty Trust, Inc.	189,626	6,060,447
Healthcare Trust of America, Inc.	215,077	6,919,027
Hersha Hospitality Trust	71,283	1,390,731
Highwoods Properties, Inc. (SBI)	169,915	8,918,838
Hospitality Properties Trust (SBI)	269,986	8,580,155
Host Hotels & Resorts, Inc.	1,169,046	21,031,138
Hudson Pacific Properties, Inc.	229,267	8,386,587
Independence Realty Trust, Inc.	102,753	944,300
InfraReit, Inc.	82,809	1,378,770
Investors Real Estate Trust	202,786	1,318,109
Iron Mountain, Inc.	391,246	14,221,792
iStar Financial, Inc. (a)(b)	102,599	1,235,292
Jernigan Capital, Inc.	3,052	65,649
Kilroy Realty Corp.	153,541	11,845,688
Kimco Realty Corp.	670,212	16,252,641
Kite Realty Group Trust	145,444	3,294,307
Lamar Advertising Co. Class A (b)	129,224	9,753,828
LaSalle Hotel Properties (SBI)	176,035	5,087,412
Lexington Corporate Properties Trust	345,008	3,850,289
Liberty Property Trust (SBI)	229,311	9,044,026
Life Storage, Inc.	72,668	6,440,565
LTC Properties, Inc.	62,032	2,992,424
Mack-Cali Realty Corp.	122,465	3,569,855
MedEquities Realty Trust, Inc.	56,982	621,674
Medical Properties Trust, Inc.	488,898	6,561,011
Mid-America Apartment Communities, Inc.	180,627	18,555,812
Monmouth Real Estate Investment Corp. Class A	107,747	1,573,106
Monogram Residential Trust, Inc.	257,535	2,650,035
National Health Investors, Inc.	63,380	4,799,134
National Retail Properties, Inc.	231,947	10,493,282
National Storage Affiliates Trust	66,569	1,612,301
New Senior Investment Group, Inc.	149,321	1,582,803
NexPoint Residential Trust, Inc.	32,020	763,677
NorthStar Realty Europe Corp.	77,758	943,982
Omega Healthcare Investors, Inc.	315,695	10,304,285
One Liberty Properties, Inc.	42,541	1,045,232
Outfront Media, Inc.	225,734	5,857,797
Paramount Group, Inc.	304,533	5,308,010
Parkway, Inc.	63,019	1,322,139
Pebblebrook Hotel Trust (b)	104,963	3,017,686
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,740,156
Physicians Realty Trust	227,428	4,530,366
Piedmont Office Realty Trust, Inc. Class A	250,343	5,742,868
Potlatch Corp.	63,794	2,822,885
Power (REIT) (a)	718	4,825
Preferred Apartment Communities, Inc. Class A	29,993	409,704
Prologis, Inc.	850,225	43,403,986
PS Business Parks, Inc.	31,822	3,698,035
Public Storage	237,873	54,106,593
QTS Realty Trust, Inc. Class A	76,420	4,019,692
Quality Care Properties, Inc. (a)	156,460	2,969,611
RAIT Financial Trust	116,629	391,873
Ramco-Gershenson Properties Trust (SBI)	128,503	2,012,357
Rayonier, Inc.	191,909	5,496,274
Realty Income Corp. (b)	411,177	25,196,927
Regency Centers Corp.	161,500	11,361,525
Retail Opportunity Investments Corp.	189,056	4,159,232
Retail Properties America, Inc.	368,229	5,674,409
Rexford Industrial Realty, Inc.	93,456	2,147,619
RLJ Lodging Trust	206,953	4,710,250
Ryman Hospitality Properties, Inc.	78,979	5,091,776
Sabra Health Care REIT, Inc.	99,253	2,699,682
Saul Centers, Inc.	23,905	1,530,876
Select Income REIT	130,864	3,402,464
Senior Housing Properties Trust (SBI)	396,382	8,125,831
Seritage Growth Properties (b)	43,689	2,030,665
Silver Bay Realty Trust Corp.	47,769	1,028,467
Simon Property Group, Inc.	504,959	93,114,440
SL Green Realty Corp.	160,428	18,077,027
Sotherly Hotels, Inc.	2,721	18,639
Spirit Realty Capital, Inc.	794,874	8,735,665
Stag Industrial, Inc.	116,397	3,006,535
Store Capital Corp.	275,626	6,865,844
Summit Hotel Properties, Inc.	122,449	1,884,490
Sun Communities, Inc.	108,284	8,969,164
Sunstone Hotel Investors, Inc.	339,094	5,001,637
Tanger Factory Outlet Centers, Inc.	140,583	4,761,546
Taubman Centers, Inc.	92,439	6,448,545
Terreno Realty Corp.	71,122	1,970,079
The GEO Group, Inc.	120,183	5,721,913
The Macerich Co.	187,597	12,640,286
TIER REIT, Inc.	108,647	1,964,338
UDR, Inc.	420,391	15,344,272
UMH Properties, Inc.	79,886	1,186,307
Universal Health Realty Income Trust (SBI)	38,916	2,497,629
Urban Edge Properties	150,104	4,162,384
Urstadt Biddle Properties, Inc. Class A	50,401	1,122,934
Ventas, Inc.	567,994	36,948,010
VEREIT, Inc.	1,542,611	13,991,482
Vornado Realty Trust	275,041	30,218,755
Washington REIT (SBI)	128,414	4,200,422
Weingarten Realty Investors (SBI)	181,930	6,453,057
Welltower, Inc.	584,537	41,139,714
Weyerhaeuser Co.	1,190,916	40,157,688
Whitestone REIT Class B	105,336	1,491,558
WP Carey, Inc.	185,070	11,676,066
WP Glimcher, Inc.	269,386	2,497,208
Xenia Hotels & Resorts, Inc.	170,955	3,003,679
		1,560,369,653
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,417,705
Altisource Portfolio Solutions SA (a)(b)	18,423	442,705
CBRE Group, Inc. (a)	482,124	17,173,257
Consolidated-Tomoka Land Co.	6,987	385,123
Forestar Group, Inc. (a)	38,487	511,877
FRP Holdings, Inc. (a)	3,842	144,459
HFF, Inc.	50,180	1,487,837
Howard Hughes Corp. (a)	58,205	6,773,316
Jones Lang LaSalle, Inc.	71,981	8,256,221
Kennedy-Wilson Holdings, Inc.	142,223	3,136,017
Marcus & Millichap, Inc. (a)	19,559	534,939
Maui Land & Pineapple, Inc. (a)	31,310	284,921
RE/MAX Holdings, Inc.	27,266	1,567,795
Realogy Holdings Corp.	223,358	6,187,017
Stratus Properties, Inc. (a)	12,801	382,110
Tejon Ranch Co. (a)	21,096	486,263
The St. Joe Co. (a)(b)	114,817	1,900,221
Transcontinental Realty Investors, Inc. (a)	20,697	413,940
		53,485,723

TOTAL REAL ESTATE		1,613,855,376

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
Alaska Communication Systems Group, Inc. (a)	135,810	226,803
AT&T, Inc.	9,855,314	411,853,572
Atlantic Tele-Network, Inc.	20,159	1,378,674
CenturyLink, Inc. (b)	866,461	21,020,344
Cincinnati Bell, Inc. (a)	63,133	1,218,467
Cogent Communications Group, Inc.	64,769	2,684,675
Consolidated Communications Holdings, Inc. (b)	72,849	1,642,745
FairPoint Communications, Inc. (a)	43,838	694,832
Frontier Communications Corp. (b)	1,835,343	5,377,555
General Communications, Inc. Class A (a)	45,133	909,430
Globalstar, Inc. (a)(b)	552,886	757,454
Hawaiian Telcom Holdco, Inc. (a)	15,790	380,855
IDT Corp. Class B	44,765	863,965
Intelsat SA (a)(b)	61,651	307,022
Iridium Communications, Inc. (a)(b)	122,967	1,069,813
Level 3 Communications, Inc. (a)	465,669	26,659,550
Lumos Networks Corp. (a)	30,848	546,318
Ooma, Inc. (a)	37,459	380,209
ORBCOMM, Inc. (a)	100,896	864,679
Pareteum Corp. (a)	2,527	7,354
PDVWireless, Inc. (a)(b)	18,833	484,950
SBA Communications Corp. Class A (a)	201,070	23,277,874
Straight Path Communications, Inc. Class B (a)(b)	13,737	468,157
Verizon Communications, Inc.	6,542,570	324,707,749
Vonage Holdings Corp. (a)	343,700	2,069,074
Windstream Holdings, Inc. (b)	322,467	2,408,828
Zayo Group Holdings, Inc. (a)	148,124	4,668,868
		836,929,816
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	122,623
Boingo Wireless, Inc. (a)	75,566	824,425
NII Holdings, Inc. (a)(b)	134,717	269,434
Shenandoah Telecommunications Co.	75,836	2,130,992
Spok Holdings, Inc.	43,148	785,294
Sprint Corp. (a)(b)	1,013,242	8,926,662
T-Mobile U.S., Inc. (a)	457,122	28,583,839
Telephone & Data Systems, Inc.	138,279	3,737,681
U.S. Cellular Corp. (a)	27,310	1,021,121
		46,402,071

TOTAL TELECOMMUNICATION SERVICES		883,331,887

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	79,147	5,319,470
Alliant Energy Corp.	389,728	15,386,461
American Electric Power Co., Inc.	792,780	53,092,477
Duke Energy Corp.	1,095,100	90,400,505
Edison International	520,016	41,466,076
El Paso Electric Co.	71,253	3,480,709
Entergy Corp.	285,840	21,912,494
Eversource Energy	501,446	29,414,822
Exelon Corp.	1,476,787	54,212,851
FirstEnergy Corp.	673,162	21,830,644
Genie Energy Ltd. Class B	24,074	131,203
Great Plains Energy, Inc.	316,244	9,190,051
Hawaiian Electric Industries, Inc.	182,305	6,067,110
IDACORP, Inc.	88,841	7,367,584
MGE Energy, Inc.	60,635	3,877,608
NextEra Energy, Inc.	746,158	97,746,698
OGE Energy Corp.	310,087	11,420,504
Otter Tail Corp.	81,371	3,059,550
PG&E Corp.	810,593	54,107,083
Pinnacle West Capital Corp.	178,279	14,652,751
PNM Resources, Inc.	139,589	5,067,081
Portland General Electric Co.	147,815	6,700,454
PPL Corp.	1,087,650	40,112,532
Southern Co.	1,548,492	78,694,363
Spark Energy, Inc. Class A, (b)	12,291	331,857
Westar Energy, Inc.	224,851	12,137,457
Xcel Energy, Inc.	818,663	35,783,760
		722,964,155
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	13,901,799
Chesapeake Utilities Corp.	25,261	1,741,746
Delta Natural Gas Co., Inc.	3,078	93,756
Gas Natural, Inc.	8,386	106,083
National Fuel Gas Co.	136,023	8,202,187
New Jersey Resources Corp.	133,342	5,253,675
Northwest Natural Gas Co.	56,327	3,385,253
ONE Gas, Inc.	86,513	5,670,927
South Jersey Industries, Inc.	125,264	4,386,745
Southwest Gas Holdings, Inc.	71,765	6,138,060
Spire, Inc.	75,679	4,987,246
UGI Corp.	278,864	13,449,611
WGL Holdings, Inc.	76,581	6,393,748
		73,710,836
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	7,909
Calpine Corp. (a)	567,379	6,644,008
Dynegy, Inc. (a)(b)	202,883	1,631,179
NRG Energy, Inc.	498,165	8,249,612
NRG Yield, Inc.:
Class A	44,523	748,432
Class C	119,926	2,086,712
Ormat Technologies, Inc.	63,023	3,474,458
Pattern Energy Group, Inc. (b)	114,646	2,383,490
TerraForm Global, Inc.	98,063	426,574
Terraform Power, Inc. (a)(b)	110,189	1,268,275
The AES Corp.	1,064,275	12,260,448
U.S. Geothermal, Inc. (a)	27,201	113,972
Vivint Solar, Inc. (a)(b)	34,907	120,429
		39,415,498
Multi-Utilities - 1.0%
Ameren Corp.	379,398	20,749,277
Avangrid, Inc.	102,665	4,488,514
Avista Corp.	107,062	4,268,562
Black Hills Corp.	88,586	5,747,460
CenterPoint Energy, Inc.	672,347	18,368,520
CMS Energy Corp.	431,055	19,190,569
Consolidated Edison, Inc.	478,355	36,852,469
Dominion Resources, Inc.	1,001,483	77,755,140
DTE Energy Co.	281,628	28,551,447
MDU Resources Group, Inc.	309,381	8,387,319
NiSource, Inc.	512,220	12,247,180
NorthWestern Energy Corp.	78,122	4,570,137
Public Service Enterprise Group, Inc.	823,366	37,858,369
SCANA Corp.	225,941	15,669,008
Sempra Energy	400,296	44,148,646
Unitil Corp.	55,250	2,464,150
Vectren Corp.	147,188	8,294,044
WEC Energy Group, Inc.	505,298	30,454,310
		380,065,121
Water Utilities - 0.1%
American States Water Co.	52,884	2,364,972
American Water Works Co., Inc.	268,835	20,969,130
Aqua America, Inc.	273,680	8,686,603
AquaVenture Holdings Ltd. (b)	6,097	100,601
Artesian Resources Corp. Class A	60,524	1,994,266
Cadiz, Inc. (a)(b)	23,060	337,829
California Water Service Group	83,616	3,072,888
Connecticut Water Service, Inc.	31,367	1,789,487
Middlesex Water Co.	39,650	1,492,823
Pure Cycle Corp. (a)	17,116	88,147
SJW Corp.	29,404	1,426,976
York Water Co.	40,150	1,445,400
		43,769,122

TOTAL UTILITIES		1,259,924,732

TOTAL COMMON STOCKS
(Cost $26,047,894,982)		39,876,637,535
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.56% 3/30/17 to 8/17/17 (c)
(Cost $14,982,921)	15,000,000	14,980,825
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.60% (d)	315,480,071	$315,543,167
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,708,608,055	1,708,949,777
TOTAL MONEY MARKET FUNDS
(Cost $2,024,194,134)		2,024,492,944
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $28,087,072,037)		41,916,111,304
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,825,444,098)
NET ASSETS - 100%		$40,090,667,206

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,491 CME E-mini S&P 500 Index Contracts (United States)	March 2017	176,146,740	$8,749,955
74 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	12,784,980	409,105
368 ICE Russell 2000 Index Contracts (United States)	March 2017	25,484,000	489,686
TOTAL FUTURES CONTRACTS			$9,648,746

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,980,825.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,011,893
Fidelity Securities Lending Cash Central Fund	14,176,289
Total	$15,188,182

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,970,188,575	$4,970,188,575	$--	$--
Consumer Staples	3,334,591,011	3,334,581,457	--	9,554
Energy	2,468,301,458	2,468,301,458	--	--
Financials	6,110,999,447	6,110,998,421	1,026	--
Health Care	5,342,399,890	5,340,706,615	1,183,826	509,449
Industrials	4,288,493,793	4,288,493,793	--	--
Information Technology	8,268,791,931	8,268,791,931	--	--
Materials	1,335,759,435	1,335,759,435	--	--
Real Estate	1,613,855,376	1,613,855,376	--	--
Telecommunication Services	883,331,887	883,331,887	--	--
Utilities	1,259,924,732	1,259,924,732	--	--
U.S. Government and Government Agency Obligations	14,980,825	--	14,980,825	--
Money Market Funds	2,024,492,944	2,024,492,944	--	--
Total Investments in Securities:	$41,916,111,304	$41,899,426,624	$16,165,677	$519,003
Derivative Instruments:
Assets
Futures Contracts	$9,648,746	$9,648,746	$--	$--
Total Assets	$9,648,746	$9,648,746	$--	$--
Total Derivative Instruments:	$9,648,746	$9,648,746	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,648,746	$0
Total Equity Risk	9,648,746	0
Total Value of Derivatives	$9,648,746	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,646,153,477) — See accompanying schedule: Unaffiliated issuers (cost $26,062,877,903)	$39,891,618,360
Fidelity Central Funds (cost $2,024,194,134)	2,024,492,944
Total Investments (cost $28,087,072,037)		$41,916,111,304
Segregated cash with brokers for derivative instruments		1,963,310
Cash		10,713,726
Receivable for investments sold		53,023,673
Receivable for fund shares sold		36,236,866
Dividends receivable		73,187,011
Distributions receivable from Fidelity Central Funds		862,583
Receivable for daily variation margin for derivative instruments		2,908
Other receivables		586,784
Total assets		42,092,688,165
Liabilities
Payable for investments purchased	$76,310,103
Payable for fund shares redeemed	213,690,066
Accrued management fee	492,873
Payable for daily variation margin for derivative instruments	1,726,801
Other affiliated payables	655,003
Other payables and accrued expenses	555,334
Collateral on securities loaned	1,708,590,779
Total liabilities		2,002,020,959
Net Assets		$40,090,667,206
Net Assets consist of:
Paid in capital		$26,233,601,446
Undistributed net investment income		113,906,017
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,528,270)
Net unrealized appreciation (depreciation) on investments		13,838,688,013
Net Assets		$40,090,667,206
Investor Class:
Net Asset Value, offering price and redemption price per share ($736,988,934 ÷ 10,806,354 shares)		$68.20
Premium Class:
Net Asset Value, offering price and redemption price per share ($23,288,506,884 ÷ 341,454,962 shares)		$68.20
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,345,440,974 ÷ 34,393,161 shares)		$68.19
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,684,669,067 ÷ 68,700,436 shares)		$68.19
Class F:
Net Asset Value, offering price and redemption price per share ($9,035,061,347 ÷ 132,461,164 shares)		$68.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$692,361,327
Interest		67,962
Income from Fidelity Central Funds (including $14,176,289 from security lending)		15,188,182
Total income		707,617,471
Expenses
Management fee	$7,326,483
Transfer agent fees	7,773,165
Independent trustees' fees and expenses	144,062
Interest	11,076
Miscellaneous	100,881
Total expenses before reductions	15,355,667
Expense reductions	(1,593,319)	13,762,348
Net investment income (loss)		693,855,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,792,975
Fidelity Central Funds	125,462
Foreign currency transactions	26
Futures contracts	47,034,266
Total net realized gain (loss)		214,952,729
Change in net unrealized appreciation (depreciation) on: Investment securities	7,083,107,720
Assets and liabilities in foreign currencies	(71)
Futures contracts	8,020,141
Total change in net unrealized appreciation (depreciation)		7,091,127,790
Net gain (loss)		7,306,080,519
Net increase (decrease) in net assets resulting from operations		$7,999,935,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$693,855,123	$584,597,412
Net realized gain (loss)	214,952,729	178,477,957
Change in net unrealized appreciation (depreciation)	7,091,127,790	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	7,999,935,642	(2,446,372,691)
Distributions to shareholders from net investment income	(649,892,693)	(577,075,341)
Distributions to shareholders from net realized gain	(218,645,122)	(159,400,626)
Total distributions	(868,537,815)	(736,475,967)
Share transactions - net increase (decrease)	3,500,265,848	3,139,186,419
Redemption fees	257,287	358,768
Total increase (decrease) in net assets	10,631,920,962	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$40,090,667,206	$29,458,746,244
Other Information
Undistributed net investment income end of period	$113,906,017	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnD	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.56)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnE,F	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsA,G
Expenses before reductions	.02%	.05%	.05%	.06%	.06%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateH	4%	3%	2%	2%	3%

 A Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Investor Class	32.50%	13.00%	8.19%
Premium Class	32.56%	13.04%	8.22%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund - Investor Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$21,963	Fidelity® Extended Market Index Fund - Investor Class
$21,755	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 33%, slightly outpacing the 32.27% increase in the benchmark Dow Jones U.S. Completion Total Stock Market Index℠. During a very strong period of market performance, all 11 sectors in the index produced double-digit gains. The fund’s top individual contributor was cable service provider Charter Communications, whose shares rose on strong quarterly earnings and rumors of merger talks with Verizon. Drug development company Incyte also performed well, benefiting from post-election optimism for health care companies and, late in the period, news that the stock would be added to the S&P 500® index. Shares of LinkedIn soared in June after the professional social networking company agreed to be acquired for a premium by Microsoft. Other contributors were semiconductor company Advanced Micro Devices (+576%), which benefited from a strong business backdrop for chip manufacturers, and Medivation (+128%), which rallied last summer after receiving a buyout offer. In a strong market environment, there were many more contributors than detractors. In the latter category, the biggest performance challenge came from Liberty Interactive, an operator of television shopping networks that struggled against an uncertain retail backdrop. Also hampering results was drug store chain Rite Aid, whose agreement to be acquired by Walgreens came into question in January, and Vista Outdoor, a maker of hunting-related products that in January significantly revised its profit forecast downward.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tesla, Inc.	0.7	0.6
Liberty Global PLC Class C	0.5	0.5
Las Vegas Sands Corp.	0.4	0.5
T-Mobile U.S., Inc.	0.4	0.3
BioMarin Pharmaceutical, Inc.	0.4	0.4
FleetCor Technologies, Inc.	0.3	0.3
SBA Communications Corp. Class A	0.3	0.4
First Republic Bank	0.3	0.3
Dell Technologies, Inc.	0.3	0.0
ServiceNow, Inc.	0.3	0.3
	3.9

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	25.7
Information Technology	17.1	17.0
Consumer Discretionary	14.0	15.7
Industrials	13.2	12.5
Health Care	10.3	11.8
Real Estate	9.3	0.0
Materials	5.6	5.1
Energy	4.2	3.7
Consumer Staples	3.4	3.6
Utilities	3.0	3.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Extended Market Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.3%
Adient PLC (a)	393,002	$26,382,224
American Axle & Manufacturing Holdings, Inc. (a)	315,843	6,260,008
Autoliv, Inc. (b)	369,443	38,680,682
Clean Diesel Technologies, Inc. (a)(b)	6,695	18,545
Cooper Tire & Rubber Co.	229,720	9,292,174
Cooper-Standard Holding, Inc. (a)	77,479	8,677,648
Dana Holding Corp.	613,021	11,579,967
Dorman Products, Inc. (a)(b)	133,826	10,459,840
Fox Factory Holding Corp. (a)	116,837	3,131,232
Gentex Corp.	1,205,001	25,341,171
Gentherm, Inc. (a)	155,064	5,621,070
Hertz Global Holdings, Inc. (a)	304,797	6,924,988
Horizon Global Corp. (a)	95,651	1,748,500
Lci Industries	105,621	11,375,382
Lear Corp.	291,592	41,403,148
Metaldyne Performance Group, Inc.	63,050	1,469,065
Modine Manufacturing Co. (a)	218,308	2,477,796
Motorcar Parts of America, Inc. (a)(b)	79,994	2,269,430
Shiloh Industries, Inc. (a)	37,518	578,903
Spartan Motors, Inc.	139,927	930,515
Standard Motor Products, Inc.	91,465	4,387,576
Stoneridge, Inc. (a)	109,376	1,847,361
Strattec Security Corp.	14,358	427,151
Superior Industries International, Inc.	96,645	2,164,848
Sypris Solutions, Inc. (a)	33,998	30,255
Tenneco, Inc.	227,828	14,651,619
Tower International, Inc.	92,132	2,547,450
Unique Fabricating, Inc.	9,604	109,966
UQM Technologies, Inc. (a)(b)	137,888	62,739
Visteon Corp. (a)	144,443	13,385,533
VOXX International Corp. (a)	83,482	413,236
Workhorse Group, Inc. (a)(b)	52,613	150,999
		254,801,021
Automobiles - 0.8%
Tesla, Inc. (a)(b)	518,719	129,674,503
Thor Industries, Inc. (b)	200,209	22,187,161
Winnebago Industries, Inc. (b)	112,011	3,696,363
		155,558,027
Distributors - 0.1%
Core-Mark Holding Co., Inc. (b)	194,940	6,339,449
Educational Development Corp. (b)	16,502	157,594
Fenix Parts, Inc. (a)	54,314	108,628
Pool Corp.	174,551	20,022,745
Weyco Group, Inc.	21,447	587,219
		27,215,635
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	64,870	1,566,611
Ascent Capital Group, Inc. (a)	47,464	761,797
Bridgepoint Education, Inc. (a)	66,528	620,706
Bright Horizons Family Solutions, Inc. (a)	192,417	13,297,939
Cambium Learning Group, Inc. (a)	48,546	236,419
Capella Education Co.	50,501	3,843,126
Career Education Corp. (a)	274,024	2,282,620
Carriage Services, Inc. (b)	65,607	1,690,692
Chegg, Inc. (a)(b)	244,053	1,928,019
Collectors Universe, Inc.	19,242	450,263
DeVry, Inc. (b)	251,371	8,081,578
Graham Holdings Co.	19,793	10,653,582
Grand Canyon Education, Inc. (a)	201,100	12,343,518
Houghton Mifflin Harcourt Co. (a)	431,883	4,772,307
K12, Inc. (a)	146,023	2,607,971
Liberty Tax, Inc.	27,950	417,853
Lincoln Educational Services Corp. (a)	84,172	157,402
National American University Holdings, Inc.	23,237	60,649
Regis Corp. (a)	150,570	1,853,517
Service Corp. International	802,239	24,652,804
ServiceMaster Global Holdings, Inc. (a)	568,840	22,656,897
Sotheby's Class A (Ltd. vtg.) (a)(b)	197,658	8,920,306
Strayer Education, Inc.	42,800	3,318,712
Universal Technical Institute, Inc.	87,539	303,760
Weight Watchers International, Inc. (a)(b)	122,175	1,758,098
		129,237,146
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	1,020,299	36,465,486
Ark Restaurants Corp.	8,457	215,654
Bagger Daves Burger Tavern, Inc.	33,035	0
Belmond Ltd. Class A (a)	366,027	4,740,050
Biglari Holdings, Inc. (a)	4,573	1,963,783
BJ's Restaurants, Inc. (a)(b)	91,458	3,324,498
Bloomin' Brands, Inc. (b)	459,476	7,852,445
Bob Evans Farms, Inc.	92,397	5,241,682
Bojangles', Inc. (a)	69,174	1,456,113
Boyd Gaming Corp. (a)(b)	340,978	6,707,037
Bravo Brio Restaurant Group, Inc. (a)	63,389	253,556
Brinker International, Inc.	201,000	8,490,240
Buffalo Wild Wings, Inc. (a)(b)	74,718	11,581,290
Caesars Entertainment Corp. (a)(b)	251,223	2,374,057
Carrols Restaurant Group, Inc. (a)	153,011	2,417,574
Century Casinos, Inc. (a)	79,328	542,604
Chanticleer Holdings, Inc. (a)(b)	92,136	38,697
Choice Hotels International, Inc.	158,377	9,597,646
Churchill Downs, Inc.	56,107	8,432,882
Chuy's Holdings, Inc. (a)(b)	82,228	2,343,498
ClubCorp Holdings, Inc.	285,558	4,883,042
Cracker Barrel Old Country Store, Inc. (b)	99,063	15,948,152
Dave & Buster's Entertainment, Inc. (a)(b)	155,560	8,896,476
Del Frisco's Restaurant Group, Inc. (a)	105,058	1,670,422
Del Taco Restaurants, Inc. (a)(b)	140,561	1,744,362
Denny's Corp. (a)	339,423	4,263,153
DineEquity, Inc.	75,057	4,489,910
Diversified Restaurant Holdings, Inc. (a)	33,035	59,463
Domino's Pizza, Inc. (b)	200,659	38,087,085
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,635
Dover Motorsports, Inc.	22,686	49,909
Drive Shack, Inc.	278,628	1,167,451
Dunkin' Brands Group, Inc.	374,255	20,587,768
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,217,013
Eldorado Resorts, Inc. (a)(b)	92,167	1,502,322
Empire Resorts, Inc. (a)(b)	9,364	217,713
Entertainment Gaming Asia, Inc. (a)	10,477	17,497
Extended Stay America, Inc. unit	466,174	8,064,810
Famous Dave's of America, Inc. (a)	21,114	119,294
Fiesta Restaurant Group, Inc. (a)	118,712	2,356,433
Flanigans Enterprises, Inc.	1,120	27,944
Fogo de Chao, Inc. (a)(b)	21,517	301,238
Full House Resorts, Inc. (a)	24,413	54,197
Gaming Partners International Corp.	1,584	18,010
Golden Entertainment, Inc.	33,424	396,074
Good Times Restaurants, Inc. (a)(b)	41,006	123,018
Habit Restaurants, Inc. Class A (a)(b)	85,475	1,149,639
Hilton Grand Vacations, Inc. (a)	241,650	7,235,001
Hilton Worldwide Holdings, Inc.	799,171	45,712,581
Hyatt Hotels Corp. Class A (a)	169,433	8,698,690
Ignite Restaurant Group, Inc. (a)(b)	28,225	12,111
Ilg, Inc.	469,206	8,858,609
International Speedway Corp. Class A	111,755	4,146,111
Intrawest Resorts Holdings, Inc. (a)	62,384	1,469,767
Isle of Capri Casinos, Inc. (a)	109,842	2,668,062
J. Alexanders Holdings, Inc. (a)	59,031	548,988
Jack in the Box, Inc.	134,457	12,599,965
Jamba, Inc. (a)(b)	61,744	599,534
Kona Grill, Inc. (a)(b)	43,155	274,034
La Quinta Holdings, Inc. (a)	357,487	4,954,770
Las Vegas Sands Corp.	1,534,036	81,227,206
Lindblad Expeditions Holdings (a)	89,178	799,927
Luby's, Inc. (a)	54,955	185,748
Marcus Corp.	82,737	2,581,394
Marriott Vacations Worldwide Corp. (b)	101,299	9,515,015
MGM Mirage, Inc.	1,999,106	52,556,497
Monarch Casino & Resort, Inc. (a)	52,952	1,349,217
Nathan's Famous, Inc. (a)	14,327	888,274
Noodles & Co. (a)(b)	86,399	328,316
Norwegian Cruise Line Holdings Ltd. (a)	687,515	34,857,011
Panera Bread Co. Class A (a)(b)	90,901	20,979,951
Papa John's International, Inc. (b)	114,237	9,015,584
Papa Murphy's Holdings, Inc. (a)(b)	43,281	184,810
Park Hotels & Resorts, Inc.	485,518	12,400,130
Peak Resorts, Inc.	18,903	113,418
Penn National Gaming, Inc. (a)	325,467	4,709,507
Pinnacle Entertainment, Inc.	246,572	4,280,490
Planet Fitness, Inc. (b)	212,672	4,574,575
Popeyes Louisiana Kitchen, Inc. (a)	90,437	7,145,427
Potbelly Corp. (a)(b)	111,393	1,453,679
Rave Restaurant Group, Inc. (a)(b)	27,514	61,907
RCI Hospitality Holdings, Inc.	40,834	695,403
Red Lion Hotels Corp. (a)	96,281	717,293
Red Robin Gourmet Burgers, Inc. (a)(b)	55,459	2,531,703
Red Rock Resorts, Inc. (b)	122,366	2,688,381
Ruby Tuesday, Inc. (a)	246,313	467,995
Ruth's Hospitality Group, Inc.	146,679	2,471,541
Scientific Games Corp. Class A (a)	216,091	4,462,279
SeaWorld Entertainment, Inc. (b)	273,569	5,271,675
Shake Shack, Inc. Class A (a)(b)	71,063	2,546,187
Six Flags Entertainment Corp.	358,822	21,748,201
Sonic Corp. (b)	203,038	5,132,801
Speedway Motorsports, Inc.	53,351	1,137,443
Texas Roadhouse, Inc. Class A (b)	264,375	11,183,063
The Cheesecake Factory, Inc. (b)	188,015	11,478,316
The ONE Group Hospitality, Inc. (a)	65	118
Town Sports International Holdings, Inc. (a)	75,993	258,376
U.S. Foods Holding Corp.	370,298	10,201,710
Vail Resorts, Inc.	167,373	30,324,640
Wendy's Co.	845,883	11,791,609
Wingstop, Inc. (b)	140,063	3,683,657
Zoe's Kitchen, Inc. (a)(b)	85,967	1,540,529
		708,801,048
Household Durables - 1.0%
AV Homes, Inc. (a)(b)	44,054	726,891
Bassett Furniture Industries, Inc.	40,628	1,111,176
Beazer Homes U.S.A., Inc. (a)	147,094	1,794,547
CalAtlantic Group, Inc.	305,446	10,791,407
Cavco Industries, Inc. (a)	38,060	4,538,655
Century Communities, Inc. (a)(b)	70,612	1,613,484
Comstock Holding Companies, Inc. (a)	5,354	11,458
CSS Industries, Inc.	31,927	784,766
Dixie Group, Inc. (a)	53,047	188,317
Emerson Radio Corp. (a)	24,397	30,496
Ethan Allen Interiors, Inc. (b)	110,848	3,186,880
Flexsteel Industries, Inc.	28,089	1,412,315
GoPro, Inc. Class A (a)(b)	420,341	3,951,205
Green Brick Partners, Inc. (a)	103,995	982,753
Helen of Troy Ltd. (a)	120,394	11,762,494
Hooker Furniture Corp.	52,315	1,726,395
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	1,195,054
Installed Building Products, Inc. (a)	87,541	4,118,804
iRobot Corp. (a)(b)	114,309	6,524,758
KB Home (b)	365,917	6,495,027
Koss Corp. (a)	1,389	3,292
La-Z-Boy, Inc.	206,899	5,586,273
LGI Homes, Inc. (a)(b)	73,139	2,121,762
Libbey, Inc.	91,140	1,275,960
Lifetime Brands, Inc.	44,616	646,932
Live Ventures, Inc. (a)(b)	13,691	214,401
M.D.C. Holdings, Inc. (b)	186,008	5,429,574
M/I Homes, Inc. (b)	105,916	2,499,618
Meritage Homes Corp. (a)(b)	173,856	6,180,581
NACCO Industries, Inc. Class A	20,539	1,324,766
New Home Co. LLC (a)(b)	51,963	543,013
Nova LifeStyle, Inc. (a)(b)	55,913	111,267
NVR, Inc. (a)	14,906	28,842,663
Skyline Corp. (a)	30,617	368,935
Stanley Furniture Co., Inc.	37,789	29,853
Taylor Morrison Home Corp. (a)	170,164	3,425,401
Tempur Sealy International, Inc. (a)(b)	209,926	9,696,482
Toll Brothers, Inc. (a)	626,140	21,376,420
TopBuild Corp. (a)	162,219	6,809,954
TRI Pointe Homes, Inc. (a)	646,950	7,724,583
Tupperware Brands Corp.	212,109	12,809,263
Turtle Beach Corp. (a)(b)	43,489	46,098
UCP, Inc. (a)	26,900	291,865
Universal Electronics, Inc. (a)	60,860	4,181,082
Vuzix Corp. (a)(b)	62,731	404,615
William Lyon Homes, Inc. (a)(b)	101,497	1,870,590
Zagg, Inc. (a)	108,836	658,458
		187,420,583
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,240,780
CafePress, Inc. (a)	18,875	57,003
Duluth Holdings, Inc. (a)(b)	36,141	762,214
Etsy, Inc. (a)	403,287	4,887,838
EVINE Live, Inc. (a)	206,333	264,106
FTD Companies, Inc. (a)	73,961	1,786,898
Gaia, Inc. Class A (a)	64,695	553,142
Groupon, Inc. (a)(b)	1,645,306	6,959,644
HSN, Inc.	134,570	5,073,289
JRJR Networks (a)(b)	44,389	32,404
Lands' End, Inc. (a)(b)	66,814	1,239,400
Liberty Expedia Holdings, Inc. (a)	237,560	10,281,597
Liberty Interactive Corp.:
(Venture Group) Series A (a)	343,473	15,064,726
QVC Group Series A (a)	1,879,953	35,493,513
Liberty TripAdvisor Holdings, Inc. (a)	305,332	4,106,715
NutriSystem, Inc.	124,624	5,795,016
Overstock.com, Inc. (a)	65,819	1,214,361
PetMed Express, Inc. (b)	85,301	1,796,439
Shutterfly, Inc. (a)(b)	140,658	6,383,060
U.S. Auto Parts Network, Inc. (a)	62,757	216,512
Wayfair LLC Class A (a)(b)	124,273	4,698,762
		107,907,419
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	235,287	4,573,979
Arctic Cat, Inc. (a)(b)	52,000	962,000
Black Diamond, Inc. (a)(b)	93,828	520,745
Brunswick Corp.	372,833	22,328,968
Callaway Golf Co.	398,978	4,033,668
Escalade, Inc.	33,614	436,982
JAKKS Pacific, Inc. (a)(b)	68,785	361,121
Johnson Outdoors, Inc. Class A	25,505	894,715
Malibu Boats, Inc. Class A (a)	77,034	1,583,819
Marine Products Corp.	22,297	236,794
MCBC Holdings, Inc. (a)	60,609	889,740
Nautilus, Inc. (a)	131,383	2,115,266
Polaris Industries, Inc. (b)	248,967	21,214,478
Sturm, Ruger & Co., Inc. (b)	80,609	4,018,359
Summer Infant, Inc. (a)	37,416	68,097
Vista Outdoor, Inc. (a)	251,298	5,083,759
		69,322,490
Media - 2.9%
A.H. Belo Corp. Class A	70,842	446,305
AMC Entertainment Holdings, Inc. Class A	223,691	7,012,713
AMC Networks, Inc. Class A (a)	246,546	14,745,916
Ballantyne of Omaha, Inc. (a)	47,765	310,473
Beasley Broadcast Group, Inc. Class A	5,286	46,517
Cable One, Inc.	20,192	12,628,481
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	904,815
Cinedigm Corp. (a)	23,731	35,834
Cinemark Holdings, Inc. (b)	446,639	18,700,775
Clear Channel Outdoor Holding, Inc. Class A (a)	153,163	735,182
Cumulus Media, Inc. Class A (a)	76,888	51,515
Daily Journal Corp. (a)(b)	4,313	900,554
DISH Network Corp. Class A (a)	945,430	58,616,660
E.W. Scripps Co. Class A (a)(b)	249,395	5,743,567
Emmis Communications Corp. Class A (a)	24,761	68,588
Entercom Communications Corp. Class A (b)	101,674	1,591,198
Entravision Communication Corp. Class A	275,177	1,472,197
Gannett Co., Inc.	490,323	4,275,617
Global Eagle Entertainment, Inc. (a)(b)	223,324	978,159
Gray Television, Inc. (a)	286,420	3,895,312
Harte-Hanks, Inc.	205,404	318,376
Hemisphere Media Group, Inc. (a)	52,967	614,417
Insignia Systems, Inc.	22,896	32,741
John Wiley & Sons, Inc. Class A	194,753	10,166,107
Lee Enterprises, Inc. (a)(b)	197,525	513,565
Liberty Broadband Corp.:
Class A (a)	106,720	8,992,227
Class C (a)(b)	286,169	24,593,364
Liberty Global PLC:
Class A (a)	1,149,433	41,034,758
Class C (a)(b)	2,640,437	92,652,934
LiLAC Class A (a)(b)	230,476	5,635,147
LiLAC Class C (a)	502,628	12,359,623
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	1,050,677
Liberty Braves Class C (a)	129,540	2,848,585
Liberty Media Class A (a)	112,685	3,392,945
Liberty Media Class C (a)(b)	165,568	5,082,938
Liberty SiriusXM Class A (a)	440,956	17,342,799
Liberty SiriusXM Class C (a)	677,745	26,384,613
Lions Gate Entertainment Corp.:
Class A (b)	234,228	6,270,284
Class B (a)(b)	476,322	11,898,524
Live Nation Entertainment, Inc. (a)	555,170	15,772,380
Loral Space & Communications Ltd. (a)(b)	54,208	2,217,107
Meredith Corp.	158,048	9,909,610
MSG Network, Inc. Class A (a)(b)	258,815	5,642,167
National CineMedia, Inc.	289,834	3,718,570
New Media Investment Group, Inc.	225,150	3,474,065
Nexstar Broadcasting Group, Inc. Class A (b)	182,166	12,560,346
NTN Communications, Inc. (a)(b)	21,179	120,297
Radio One, Inc. Class D (non-vtg.) (a)(b)	114,506	314,892
Reading International, Inc. Class A (a)	68,862	1,097,660
Regal Entertainment Group Class A	442,445	9,547,963
RLJ Entertainment, Inc. (a)(b)	87,770	193,972
Saga Communications, Inc. Class A	17,390	867,761
Salem Communications Corp. Class A	38,916	278,249
Scholastic Corp.	116,290	5,240,027
Sinclair Broadcast Group, Inc. Class A	272,321	10,865,608
Sirius XM Holdings, Inc. (b)	7,378,069	37,554,371
SPAR Group, Inc. (a)	211,168	221,726
The Madison Square Garden Co. (a)	62,580	11,224,349
The McClatchy Co. Class A (a)	20,839	232,355
The New York Times Co. Class A	525,891	7,572,830
Time, Inc.	419,246	7,357,767
Townsquare Media, Inc. (a)	40,471	439,920
Tribune Media Co. Class A (b)	324,077	11,187,138
tronc, Inc. (b)	95,226	1,390,300
World Wrestling Entertainment, Inc. Class A (b)	165,468	3,471,519
		566,817,951
Multiline Retail - 0.2%
Big Lots, Inc. (b)	183,248	9,407,952
Dillard's, Inc. Class A (b)	108,119	5,894,648
Fred's, Inc. Class A (b)	148,273	2,628,880
Gordmans Stores, Inc. (a)(b)	35,393	20,882
JC Penney Corp., Inc. (a)(b)	1,289,424	8,174,948
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	200,816	6,295,582
Sears Holdings Corp. (a)(b)	204,931	1,606,659
The Bon-Ton Stores, Inc. (a)(b)	46,249	55,499
Tuesday Morning Corp. (a)	195,077	712,031
		34,797,081
Specialty Retail - 1.7%
Aarons, Inc. Class A (b)	282,353	7,702,590
Abercrombie & Fitch Co. Class A (b)	288,053	3,445,114
America's Car Mart, Inc. (a)(b)	32,877	1,047,132
American Eagle Outfitters, Inc. (b)	719,120	11,398,052
Appliance Recycling Centers of America, Inc. (a)	2,967	3,264
Armstrong Flooring, Inc. (a)	103,251	2,206,474
Asbury Automotive Group, Inc. (a)	87,283	5,686,487
Ascena Retail Group, Inc. (a)(b)	736,486	3,387,836
Barnes & Noble Education, Inc. (a)(b)	156,009	1,497,686
Barnes & Noble, Inc. (b)	244,408	2,395,198
bebe stores, Inc. (a)(b)	12,304	78,992
Big 5 Sporting Goods Corp. (b)	77,948	1,048,401
Boot Barn Holdings, Inc. (a)(b)	56,501	580,265
Build-A-Bear Workshop, Inc. (a)	62,129	562,267
Burlington Stores, Inc. (a)	294,432	26,207,392
Cabela's, Inc. Class A (a)	211,492	9,906,285
Caleres, Inc.	185,827	5,550,652
Chico's FAS, Inc.	524,152	7,589,721
Christopher & Banks Corp. (a)	142,357	185,064
Citi Trends, Inc.	61,372	1,023,071
Conn's, Inc. (a)(b)	103,172	985,293
CST Brands, Inc.	317,659	15,288,928
Destination Maternity Corp. (a)	47,814	240,026
Destination XL Group, Inc. (a)(b)	165,015	495,045
DGSE Companies, Inc. (a)	6,929	9,839
Dick's Sporting Goods, Inc.	362,895	17,763,710
DSW, Inc. Class A (b)	327,422	6,885,685
Express, Inc. (a)	326,447	3,669,264
Finish Line, Inc. Class A	173,876	2,834,179
Five Below, Inc. (a)(b)	228,076	8,792,330
Francesca's Holdings Corp. (a)(b)	164,101	2,784,794
GameStop Corp. Class A (b)	436,723	10,673,510
Genesco, Inc. (a)(b)	88,725	5,172,668
GNC Holdings, Inc. (b)	286,759	2,380,100
Group 1 Automotive, Inc.	85,754	6,662,228
Guess?, Inc. (b)	272,830	3,464,941
Haverty Furniture Companies, Inc.	84,810	1,967,592
hhgregg, Inc. (a)(b)	51,212	6,658
Hibbett Sports, Inc. (a)(b)	113,850	3,358,575
Kirkland's, Inc. (a)	64,776	731,969
Lithia Motors, Inc. Class A (sub. vtg.)	98,782	9,450,474
Lumber Liquidators Holdings, Inc. (a)(b)	120,424	2,135,118
MarineMax, Inc. (a)(b)	110,011	2,475,248
Michaels Companies, Inc. (a)	478,641	9,615,898
Monro Muffler Brake, Inc.	138,240	7,948,800
Murphy U.S.A., Inc. (a)(b)	151,165	9,629,211
New York & Co., Inc. (a)	123,907	284,986
Office Depot, Inc.	2,251,861	9,390,260
Party City Holdco, Inc. (a)(b)	108,856	1,572,969
Penske Automotive Group, Inc. (b)	158,679	7,981,554
Perfumania Holdings, Inc. (a)(b)	10,679	18,688
Pier 1 Imports, Inc.	336,151	2,262,296
Rent-A-Center, Inc. (b)	229,748	1,991,915
RH (a)(b)	156,267	4,756,767
Sally Beauty Holdings, Inc. (a)(b)	600,812	13,139,758
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	178,743
Select Comfort Corp. (a)(b)	185,514	4,357,724
Shoe Carnival, Inc.	61,077	1,547,691
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,690,930
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	607,943
Stage Stores, Inc. (b)	128,267	298,862
Stein Mart, Inc.	120,516	433,858
Tailored Brands, Inc.	205,110	4,740,092
Tandy Leather Factory, Inc. (a)	3,074	24,592
The Buckle, Inc. (b)	117,168	2,325,785
The Cato Corp. Class A (sub. vtg.)	111,693	2,793,442
The Children's Place Retail Stores, Inc. (b)	75,157	7,613,404
The Container Store Group, Inc. (a)(b)	75,281	316,180
Tile Shop Holdings, Inc.	146,904	2,585,510
Tilly's, Inc.	54,153	597,308
Trans World Entertainment Corp. (a)	29,120	78,624
Vitamin Shoppe, Inc. (a)(b)	110,328	2,349,986
West Marine, Inc. (a)	71,939	661,119
Williams-Sonoma, Inc. (b)	337,583	16,403,158
Winmark Corp.	8,782	996,318
Zumiez, Inc. (a)(b)	83,973	1,713,049
		321,637,537
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	205,020	18,043,810
Charles & Colvard Ltd. (a)	45,090	48,697
Cherokee, Inc. (a)	51,314	482,352
Columbia Sportswear Co.	114,218	6,275,137
Crocs, Inc. (a)	338,182	2,248,910
Crown Crafts, Inc.	2,227	17,593
Culp, Inc.	41,594	1,414,196
Deckers Outdoor Corp. (a)(b)	136,362	7,204,004
Delta Apparel, Inc. (a)	25,490	446,330
Differential Brands Group, Inc. (a)	22,419	50,443
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	20,894
Fossil Group, Inc. (a)(b)	171,326	3,239,775
G-III Apparel Group Ltd. (a)(b)	188,581	4,852,189
Iconix Brand Group, Inc. (a)(b)	274,433	2,115,878
Kate Spade & Co. (a)	530,570	12,659,400
Lakeland Industries, Inc. (a)	24,535	246,577
lululemon athletica, Inc. (a)(b)	447,582	29,209,201
Movado Group, Inc.	67,327	1,632,680
Oxford Industries, Inc.	65,064	3,657,247
Perry Ellis International, Inc. (a)	47,883	1,115,195
Rocky Brands, Inc.	27,150	293,220
Sequential Brands Group, Inc. (a)(b)	184,989	727,007
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	561,085	14,403,052
Steven Madden Ltd. (a)(b)	233,846	8,734,148
Superior Uniform Group, Inc.	30,551	559,694
Unifi, Inc. (a)	63,053	1,720,716
Vera Bradley, Inc. (a)(b)	96,199	1,006,242
Vince Holding Corp. (a)(b)	105,062	183,859
Wolverine World Wide, Inc. (b)	415,380	10,455,115
		133,063,561

TOTAL CONSUMER DISCRETIONARY		2,696,579,499

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	5,905,429
Castle Brands, Inc. (a)(b)	356,392	370,648
Coca-Cola Bottling Co. Consolidated	19,888	3,422,128
Craft Brew Alliance, Inc. (a)(b)	39,325	578,078
Crystal Rock Holdings, Inc. (a)	4,384	3,288
MGP Ingredients, Inc. (b)	50,835	2,248,432
National Beverage Corp. (b)	51,760	3,023,302
Primo Water Corp. (a)	106,335	1,524,844
REED'S, Inc. (a)(b)	71,901	284,009
		17,360,158
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	171,962	4,980,020
Andersons, Inc.	116,377	4,602,710
Casey's General Stores, Inc. (b)	165,272	18,936,866
Chefs' Warehouse Holdings (a)(b)	84,128	1,177,792
Ingles Markets, Inc. Class A	57,223	2,680,898
Manitowoc Foodservice, Inc. (a)	597,256	11,383,699
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	516,862
Performance Food Group Co. (a)	238,205	5,621,638
PriceSmart, Inc. (b)	101,308	8,955,627
Rite Aid Corp. (a)	4,388,045	26,328,270
Smart & Final Stores, Inc. (a)(b)	132,210	1,844,330
SpartanNash Co.	155,551	5,428,730
Sprouts Farmers Market LLC (a)(b)	581,829	10,740,563
SUPERVALU, Inc. (a)	1,119,674	4,232,368
United Natural Foods, Inc. (a)(b)	211,119	9,088,673
Village Super Market, Inc. Class A	36,569	1,082,808
Weis Markets, Inc.	70,034	4,202,040
		121,803,894
Food Products - 1.9%
Alico, Inc.	12,666	324,250
Amplify Snack Brands, Inc. (a)(b)	131,408	1,316,708
Arcadia Biosciences, Inc. (a)(b)	26,228	24,347
B&G Foods, Inc. Class A (b)	286,725	12,185,813
Blue Buffalo Pet Products, Inc. (a)(b)	404,475	9,885,369
Bunge Ltd.	585,037	47,885,278
Cal-Maine Foods, Inc. (b)	130,643	4,957,902
Calavo Growers, Inc. (b)	68,245	3,849,018
Coffee Holding Co., Inc. (a)	18,940	94,700
Darling International, Inc. (a)	719,937	9,366,380
Dean Foods Co. (b)	373,856	6,819,133
Farmer Brothers Co. (a)(b)	37,571	1,227,632
Flowers Foods, Inc.	765,846	14,750,194
Fresh Del Monte Produce, Inc.	140,711	8,142,946
Freshpet, Inc. (a)(b)	84,135	849,764
Hostess Brands, Inc. Class A (a)(b)	157,600	2,400,248
Ingredion, Inc.	302,089	36,519,539
Inventure Foods, Inc. (a)(b)	76,402	426,323
J&J Snack Foods Corp.	66,003	8,831,201
John B. Sanfilippo& Son, Inc.	34,955	2,146,237
Lamb Weston Holdings, Inc.	577,923	22,648,802
Lancaster Colony Corp.	85,473	11,265,341
Landec Corp. (a)	113,953	1,435,808
Lifeway Foods, Inc. (a)	27,446	288,457
Limoneira Co. (b)	44,991	826,485
Omega Protein Corp.	96,626	2,459,132
Pilgrim's Pride Corp. (b)	254,353	5,183,714
Pinnacle Foods, Inc.	488,316	27,897,493
Post Holdings, Inc. (a)	270,165	22,118,409
RiceBran Technologies (a)	15,640	12,356
Rocky Mountain Chocolate Factory, Inc.	3,001	32,621
S&W Seed Co. (a)(b)	38,997	175,487
Sanderson Farms, Inc. (b)	82,729	7,862,564
Seaboard Corp.	1,154	4,191,847
Seneca Foods Corp. Class A (a)	30,121	1,131,044
Snyders-Lance, Inc.	367,209	14,534,132
The Hain Celestial Group, Inc. (a)(b)	430,606	15,234,840
Tootsie Roll Industries, Inc. (b)	91,681	3,589,311
TreeHouse Foods, Inc. (a)(b)	237,902	20,240,702
WhiteWave Foods Co. (a)	723,102	39,828,458
		372,959,985
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	194,420	6,211,719
Energizer Holdings, Inc.	258,643	14,189,155
HRG Group, Inc. (a)	573,158	10,534,644
Ocean Bio-Chem, Inc.	26,292	110,426
Oil-Dri Corp. of America	22,679	800,115
Orchids Paper Products Co. (b)	40,696	1,160,243
Spectrum Brands Holdings, Inc. (b)	101,788	13,814,667
WD-40 Co. (b)	60,001	6,594,110
		53,415,079
Personal Products - 0.4%
Avon Products, Inc. (a)	1,848,749	8,134,496
CCA Industries, Inc. (a)	3,083	9,866
Cyanotech Corp. (a)	3,808	15,803
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)(b)	242,150	17,880,356
elf Beauty, Inc. (b)	47,252	1,308,880
Herbalife Ltd. (a)(b)	292,126	16,502,198
Inter Parfums, Inc.	71,073	2,459,126
LifeVantage Corp. (a)(b)	58,439	323,752
Mannatech, Inc.	4,519	84,957
MediFast, Inc.	48,533	2,176,220
MYOS Corp. (a)(b)	849	2,352
Natural Alternatives International, Inc. (a)	20,104	182,946
Natural Health Trends Corp. (b)	26,106	725,486
Nature's Sunshine Products, Inc.	31,943	364,150
Nu Skin Enterprises, Inc. Class A	224,407	11,117,123
Nutraceutical International Corp.	30,812	1,038,364
Reliv International, Inc. (a)	1,527	8,902
Revlon, Inc. (a)	56,452	1,896,787
Synutra International, Inc. (a)(b)	75,905	436,454
The Female Health Co. (a)(b)	72,631	73,357
United-Guardian, Inc.	6,016	89,338
USANA Health Sciences, Inc. (a)(b)	46,495	2,699,035
		67,554,788
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	331,534
Alliance One International, Inc. (a)	33,481	480,452
Turning Point Brands, Inc.	29,381	386,948
Universal Corp.	111,115	7,522,486
Vector Group Ltd. (b)	434,163	9,890,233
		18,611,653

TOTAL CONSUMER STAPLES		651,705,557

ENERGY - 4.2%
Energy Equipment & Services - 1.3%
Archrock, Inc.	301,614	4,117,031
Aspen Aerogels, Inc. (a)	85,012	351,950
Atwood Oceanics, Inc. (a)(b)	305,056	3,206,139
Bristow Group, Inc.	142,536	2,239,241
Carbo Ceramics, Inc. (a)(b)	90,902	1,166,273
Core Laboratories NV (b)	185,674	21,244,819
Dawson Geophysical Co. (a)	84,323	650,974
Diamond Offshore Drilling, Inc. (a)(b)	259,000	4,361,560
Dril-Quip, Inc. (a)(b)	174,856	10,727,416
EcoStim Energy Solutions, Inc. (a)(b)	45,860	45,397
ENGlobal Corp. (a)	49,530	119,863
Ensco PLC Class A (b)	1,263,114	12,302,730
Enservco Corp. (a)(b)	77,749	38,867
Era Group, Inc. (a)	75,717	1,043,380
Exterran Corp. (a)	145,808	4,438,396
Fairmount Santrol Holidings, Inc. (a)(b)	626,872	5,942,747
Forum Energy Technologies, Inc. (a)(b)	311,762	6,765,235
Frank's International NV (b)	226,789	2,766,826
Geospace Technologies Corp. (a)(b)	53,804	888,304
Gulf Island Fabrication, Inc.	51,115	582,711
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	134,504
Helix Energy Solutions Group, Inc. (a)	558,040	4,609,410
Hornbeck Offshore Services, Inc. (a)(b)	129,318	580,638
Independence Contract Drilling, Inc. (a)	127,230	757,019
ION Geophysical Corp. (a)(b)	31,686	169,520
Mammoth Energy Services, Inc. (b)	59,263	1,274,155
Matrix Service Co. (a)	116,892	1,893,650
McDermott International, Inc. (a)(b)	998,699	7,350,425
Mitcham Industries, Inc. (a)	40,926	198,082
Nabors Industries Ltd.	1,164,950	17,054,868
Natural Gas Services Group, Inc. (a)	52,753	1,374,216
Newpark Resources, Inc. (a)(b)	372,676	2,869,605
Noble Corp. (b)	1,024,474	6,843,486
Oceaneering International, Inc.	426,515	12,078,905
Oil States International, Inc. (a)(b)	226,051	8,318,677
Parker Drilling Co. (a)(b)	501,917	953,642
Patterson-UTI Energy, Inc.	687,819	18,997,561
PHI, Inc. (non-vtg.) (a)	46,438	672,887
Pioneer Energy Services Corp. (a)	318,662	1,672,976
Profire Energy, Inc. (a)(b)	83,066	103,833
RigNet, Inc. (a)	52,479	926,254
Rowan Companies PLC (a)(b)	521,172	9,443,637
RPC, Inc. (b)	248,006	4,960,120
SAExploration Holdings, Inc.	35	179
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	38
warrants 7/27/21 (c)	42	49
SEACOR Holdings, Inc. (a)(b)	70,418	4,848,279
Smart Sand, Inc. (b)	101,936	1,750,241
Superior Energy Services, Inc. (b)	629,468	10,386,222
Synthesis Energy Systems, Inc. (a)(b)	247,060	209,952
Tesco Corp. (a)(b)	196,597	1,641,585
TETRA Technologies, Inc. (a)	540,634	2,427,447
Tidewater, Inc. (a)(b)	190,894	259,616
U.S. Silica Holdings, Inc.	293,662	14,850,487
Unit Corp. (a)(b)	221,394	6,008,633
Weatherford International PLC (a)(b)	4,084,097	23,115,989
Willbros Group, Inc. (a)	173,199	519,597
		252,256,243
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	679,559	1,440,665
Adams Resources & Energy, Inc.	9,909	401,315
Aemetis, Inc. (a)(b)	44,295	50,939
Alon U.S.A. Energy, Inc.	137,548	1,672,584
Amyris, Inc. (a)(b)	384,972	196,143
Antero Resources Corp. (a)(b)	603,824	14,479,700
Approach Resources, Inc. (a)(b)	168,697	447,047
Arch Coal, Inc. (a)(b)	101,259	7,276,472
Ardmore Shipping Corp. (b)	128,732	881,814
Barnwell Industries, Inc. (a)	11,298	26,889
Bill Barrett Corp. (a)(b)	314,148	1,730,955
Bonanza Creek Energy, Inc. (a)(b)	166,099	285,690
California Resources Corp. (a)	172,583	3,084,058
Callon Petroleum Co. (a)	834,907	10,536,526
Camber Energy, Inc. (a)(b)	1,012	727
Carrizo Oil & Gas, Inc. (a)(b)	253,944	8,265,877
Centennial Resource Development, Inc. Class A (a)(b)	264,061	4,966,987
Centrus Energy Corp. Class A (a)(b)	22,164	134,979
Cheniere Energy, Inc. (a)	982,067	47,188,319
Clayton Williams Energy, Inc. (a)(b)	29,483	3,990,524
Clean Energy Fuels Corp. (a)(b)	457,470	1,120,802
Cloud Peak Energy, Inc. (a)(b)	279,042	1,392,420
Cobalt International Energy, Inc. (a)(b)	1,451,258	1,030,393
Comstock Resources, Inc. (a)(b)	41,306	387,037
CONSOL Energy, Inc. (b)	753,875	11,737,834
Contango Oil & Gas Co. (a)	88,353	655,579
Continental Resources, Inc. (a)(b)	354,525	16,024,530
CVR Energy, Inc. (b)	67,664	1,550,859
Delek U.S. Holdings, Inc.	246,515	5,933,616
Denbury Resources, Inc. (a)(b)	1,645,516	4,459,348
Diamondback Energy, Inc. (a)	367,820	37,098,325
Earthstone Energy, Inc. (a)(b)	37,892	488,807
Eclipse Resources Corp. (a)	384,060	829,570
Energen Corp. (a)(b)	399,842	20,991,705
EP Energy Corp. (a)(b)	194,327	917,223
Evolution Petroleum Corp.	131,930	1,154,388
EXCO Resources, Inc. (a)(b)	720,767	401,467
Extraction Oil & Gas, Inc. (b)	160,522	2,841,239
FieldPoint Petroleum Corp. (a)	9,981	5,140
Gastar Exploration, Inc. (a)(b)	491,956	900,279
Gener8 Maritime, Inc. (a)(b)	367,090	1,791,399
Gevo, Inc. (a)(b)	25,651	25,908
Green Plains, Inc. (b)	153,270	3,839,414
Gulfport Energy Corp. (a)	641,435	11,122,483
Halcon Resources Corp. (a)(b)	95,511	773,639
Hallador Energy Co.	78,379	656,816
Harvest Natural Resources, Inc. (a)(b)	40,218	266,645
HollyFrontier Corp.	737,940	21,606,883
Houston American Energy Corp. (a)(b)	98,796	22,723
International Seaways, Inc. (a)	55,680	1,044,000
Isramco, Inc. (a)(b)	3,497	424,886
Jones Energy, Inc. (a)(b)	276,922	886,150
Kosmos Energy Ltd. (a)(b)	793,733	4,873,521
Laredo Petroleum, Inc. (a)(b)	582,396	8,054,537
Lonestar Resources U.S., Inc. (a)	83,150	473,955
Matador Resources Co. (a)(b)	388,249	9,345,153
Mexco Energy Corp. (a)	2,119	9,112
Northern Oil & Gas, Inc. (a)(b)	216,184	648,552
Oasis Petroleum, Inc. (a)(b)	980,643	13,885,905
Overseas Shipholding Group, Inc.	203,430	1,017,150
Pacific Ethanol, Inc. (a)(b)	157,778	1,238,557
Panhandle Royalty Co. Class A	65,031	1,281,111
Par Pacific Holdings, Inc. (a)(b)	146,529	2,139,323
Parsley Energy, Inc. Class A (a)	929,007	28,232,523
PBF Energy, Inc. Class A (b)	452,560	11,083,194
PDC Energy, Inc. (a)(b)	231,550	15,650,465
Pedevco Corp. (a)(b)	61,846	6,562
Petroquest Energy, Inc. (a)	55,392	211,597
PrimeEnergy Corp. (a)	4,530	237,146
QEP Resources, Inc. (a)	987,865	13,593,022
Renewable Energy Group, Inc. (a)(b)	143,701	1,278,939
Resolute Energy Corp. (a)(b)	81,368	3,787,680
Rex American Resources Corp. (a)	29,176	2,428,027
Rex Energy Corp. (a)(b)	384,636	235,782
Rice Energy, Inc. (a)	665,775	12,416,704
Ring Energy, Inc. (a)	193,479	2,391,400
RSP Permian, Inc. (a)	455,442	17,985,405
Sanchez Energy Corp. (a)(b)	282,047	3,243,541
SandRidge Energy, Inc. (a)(b)	95,557	1,791,694
SemGroup Corp. Class A (b)	235,573	8,280,391
SM Energy Co. (b)	402,577	9,923,523
Synergy Resources Corp. (a)(b)	922,705	7,538,500
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp.	810,054	45,768,051
Teekay Corp. (b)	243,861	2,394,715
Tellurian, Inc. (a)(b)	20,946	374,096
Tengasco, Inc. (a)(b)	73,015	42,349
Torchlight Energy Resources, Inc. (a)(b)	82,228	117,586
TransAtlantic Petroleum Ltd. (a)	79,564	88,316
Triangle Petroleum Corp. (a)(b)	288,021	76,326
U.S. Energy Corp. (a)(b)	16,587	13,767
Uranium Energy Corp. (a)(b)	640,353	954,126
Uranium Resources, Inc. (a)(b)	151,823	303,646
VAALCO Energy, Inc. (a)	208,727	233,774
Vertex Energy, Inc. (a)(b)	54,529	74,159
W&T Offshore, Inc. (a)(b)	130,520	327,605
Western Refining, Inc.	342,536	12,509,415
Westmoreland Coal Co. (a)(b)	73,444	1,060,531
Whiting Petroleum Corp. (a)(b)	1,183,235	12,838,100
World Fuel Services Corp.	302,651	10,946,887
WPX Energy, Inc. (a)	1,631,425	21,045,383
Yuma Energy, Inc. (a)(b)	5,304	12,889
Zion Oil & Gas, Inc. (a)(b)	112,487	146,233
		552,050,642

TOTAL ENERGY		804,306,885

FINANCIALS - 17.6%
Banks - 7.4%
1st Source Corp.	82,536	3,855,257
Access National Corp. (b)	38,398	1,060,169
ACNB Corp.	17,139	497,031
Allegiance Bancshares, Inc. (a)	46,977	1,733,451
American National Bankshares, Inc.	28,161	1,029,285
American River Bankshares	8,231	122,477
Ameris Bancorp	155,468	7,509,104
AmeriServ Financial, Inc.	14,728	55,966
Ames National Corp.	27,281	878,448
Anchor Bancorp (a)	8,039	210,622
Arrow Financial Corp.	50,020	1,745,698
Associated Banc-Corp.	625,070	16,095,553
Atlantic Capital Bancshares, Inc. (a)	74,953	1,349,154
Auburn National Bancorp., Inc.	3,534	115,420
Banc of California, Inc. (b)	209,530	4,075,359
BancFirst Corp.	37,867	3,610,618
Bancorp, Inc., Delaware (a)	238,379	1,234,803
BancorpSouth, Inc.	364,939	11,313,109
Bank of Hawaii Corp.	180,041	15,206,263
Bank of Marin Bancorp	24,262	1,661,947
Bank of South Carolina Corp. (b)	10,268	205,360
Bank of the Ozarks, Inc. (b)	374,039	20,471,154
BankUnited, Inc.	442,842	17,549,828
Bankwell Financial Group, Inc.	9,668	317,594
Banner Corp.	120,710	7,015,665
Bar Harbor Bankshares	38,371	1,634,988
BCB Bancorp, Inc.	9,297	136,666
Berkshire Hills Bancorp, Inc.	139,217	4,921,321
Blue Hills Bancorp, Inc.	123,079	2,258,500
BNC Bancorp	210,588	7,570,639
BOK Financial Corp. (b)	95,691	7,890,680
Boston Private Financial Holdings, Inc.	349,734	6,015,425
Bridge Bancorp, Inc.	80,834	2,881,732
Brookline Bancorp, Inc., Delaware	313,404	4,967,453
Bryn Mawr Bank Corp.	81,577	3,348,736
C & F Financial Corp.	11,407	541,833
California First National Bancorp	1,545	24,334
Camden National Corp.	73,144	3,105,694
Capital Bank Financial Corp. Series A	134,980	5,507,184
Capital City Bank Group, Inc.	48,944	999,926
Capstar Financial Holdings, Inc.	10,727	211,858
Cardinal Financial Corp.	145,520	4,546,045
Carolina Bank Holdings, Inc. (a)	2,222	61,705
Carolina Financial Corp. (b)	55,435	1,664,159
Cascade Bancorp (a)	172,571	1,423,711
Cathay General Bancorp	324,330	12,739,682
CB Financial Services, Inc.	38	984
Centerstate Banks of Florida, Inc.	221,210	5,466,099
Central Pacific Financial Corp.	137,108	4,329,871
Central Valley Community Bancorp	32,833	674,390
Centrue Financial Corp. (a)	4,472	116,585
Century Bancorp, Inc. Class A (non-vtg.)	7,814	494,626
Chemical Financial Corp.	294,127	15,668,145
Chemung Financial Corp. (b)	14,797	536,391
CIT Group, Inc.	852,188	36,558,865
Citizens & Northern Corp.	49,346	1,158,151
Citizens Holding Co.	12,650	325,105
City Holding Co.	75,888	4,970,664
Civista Bancshares, Inc.	29,089	637,922
CNB Financial Corp., Pennsylvania	54,684	1,314,057
CoBiz, Inc.	159,554	2,720,396
Codorus Valley Bancorp, Inc.	33,275	865,483
Colony Bankcorp, Inc.	4,518	61,897
Columbia Banking Systems, Inc.	240,255	9,583,772
Commerce Bancshares, Inc.	380,471	22,455,398
Commerce Union Bancshares, Inc.	14,526	316,086
Community Bank System, Inc. (b)	192,524	11,437,851
Community Bankers Trust Corp. (a)	391	3,108
Community Financial Corp.	16,726	539,915
Community Trust Bancorp, Inc.	84,178	3,863,770
ConnectOne Bancorp, Inc.	121,702	3,054,720
County Bancorp, Inc.	25,129	677,478
CU Bancorp (a)	78,920	3,101,556
Cullen/Frost Bankers, Inc.	231,126	21,372,221
Customers Bancorp, Inc. (a)	113,844	3,908,265
CVB Financial Corp. (b)	424,098	10,072,328
DNB Financial Corp.	1,770	58,764
Eagle Bancorp, Inc. (a)	126,325	7,863,731
East West Bancorp, Inc.	607,375	32,871,135
Eastern Virginia Bankshares, Inc.	8,987	95,532
Enterprise Bancorp, Inc.	37,217	1,233,371
Enterprise Financial Services Corp.	92,325	4,057,684
Equity Bancshares, Inc. (a)	21,834	710,478
Evans Bancorp, Inc.	11,358	448,073
Farmers Capital Bank Corp.	34,947	1,357,691
Farmers National Banc Corp.	109,961	1,517,462
FCB Financial Holdings, Inc. Class A (a)	161,584	7,852,982
Fidelity Southern Corp.	97,915	2,307,857
Financial Institutions, Inc.	63,631	2,176,180
First Bancorp, North Carolina	94,568	2,841,768
First Bancorp, Puerto Rico (a)	657,935	4,197,625
First Bancshares, Inc.	1,969	57,101
First Busey Corp.	156,599	4,842,041
First Business Finance Services, Inc.	37,553	947,087
First Citizen Bancshares, Inc.	38,487	13,712,533
First Commonwealth Financial Corp.	394,538	5,495,914
First Community Bancshares, Inc.	65,716	1,775,646
First Community Corp.	876	17,739
First Community Financial Partners, Inc. (a)	15,721	207,517
First Connecticut Bancorp, Inc.	63,853	1,542,050
First Financial Bancorp, Ohio	263,236	7,304,799
First Financial Bankshares, Inc. (b)	281,122	12,369,368
First Financial Corp., Indiana	56,581	2,628,187
First Financial Northwest, Inc.	38,725	788,054
First Foundation, Inc. (a)	120,044	1,968,722
First Hawaiian, Inc.	205,253	6,502,415
First Horizon National Corp.	980,352	19,548,219
First Internet Bancorp	24,292	746,979
First Interstate Bancsystem, Inc. (b)	99,832	4,377,633
First Merchants Corp.	189,960	7,621,195
First Mid-Illinois Bancshares, Inc.	28,455	941,291
First Midwest Bancorp, Inc., Delaware	356,411	8,707,121
First NBC Bank Holding Co. (a)(b)	63,027	280,470
First Northwest Bancorp (a)	29,480	455,171
First of Long Island Corp.	95,119	2,615,773
First Republic Bank	639,143	59,970,788
First South Bancorp, Inc., Virginia	39,689	454,836
First United Corp. (a)	14,602	213,919
First United Corp. rights 3/17/17 (a)	14,602	4,965
Flushing Financial Corp.	128,655	3,594,621
FNB Corp., Pennsylvania	919,045	14,309,531
Franklin Financial Network, Inc. (a)	55,816	2,199,150
Fulton Financial Corp. (b)	720,902	13,787,251
German American Bancorp, Inc.	60,916	2,890,464
Glacier Bancorp, Inc.	317,047	11,705,375
Glen Burnie Bancorp	18,661	229,530
Great Southern Bancorp, Inc.	42,597	2,131,980
Great Western Bancorp, Inc.	246,250	10,524,725
Green Bancorp, Inc. (a)	96,487	1,645,103
Guaranty Bancorp	81,387	2,014,328
Hancock Holding Co.	345,000	16,370,250
Hanmi Financial Corp.	139,169	4,648,245
HarborOne Bancorp, Inc.	139,543	2,754,579
Heartland Financial U.S.A., Inc.	93,262	4,621,132
Heritage Commerce Corp.	144,223	2,047,967
Heritage Financial Corp., Washington	134,310	3,357,750
Heritage Oaks Bancorp	101,002	1,389,788
Hilltop Holdings, Inc.	339,038	9,621,898
Home Bancshares, Inc.	518,791	14,598,779
HomeTrust Bancshares, Inc. (a)	82,069	1,969,656
Hope Bancorp, Inc.	529,585	11,333,119
Horizon Bancorp Industries	89,615	2,324,613
Howard Bancorp, Inc. (a)	18,478	337,224
IBERIABANK Corp.	185,549	15,725,278
Independent Bank Corp.	96,933	2,074,366
Independent Bank Corp., Massachusetts	114,372	7,434,180
Independent Bank Group, Inc.	47,953	3,035,425
International Bancshares Corp.	239,742	9,122,183
Investar Holding Corp.	10,730	216,210
Investors Bancorp, Inc.	1,298,726	19,000,361
Lakeland Bancorp, Inc.	165,019	3,250,874
Lakeland Financial Corp.	114,291	5,187,668
Landmark Bancorp, Inc.	38	1,126
LCNB Corp.	38,996	850,113
LegacyTexas Financial Group, Inc.	175,731	7,484,383
Live Oak Bancshares, Inc. (b)	104,741	2,403,806
Macatawa Bank Corp.	91,347	924,432
MainSource Financial Group, Inc.	119,416	4,089,998
MB Financial, Inc.	301,133	13,557,008
MBT Financial Corp.	69,241	733,955
Mercantile Bank Corp.	67,865	2,269,406
Merchants Bancshares, Inc.	24,369	1,253,785
Middleburg Financial Corp.	18,829	672,384
Middlefield Banc Corp.	60	2,466
Midland States Bancorp, Inc.	21,085	741,349
Midsouth Bancorp, Inc.	31,992	470,282
MidWestOne Financial Group, Inc.	34,397	1,254,459
MutualFirst Financial, Inc.	15,493	490,353
National Bank Holdings Corp.	116,350	3,838,387
National Bankshares, Inc. (b)	27,586	1,045,509
National Commerce Corp. (a)	36,040	1,349,698
NBT Bancorp, Inc.	212,914	8,597,467
Nicolet Bankshares, Inc. (a)(b)	24,747	1,206,169
Northeast Bancorp	47,101	647,639
Northrim Bancorp, Inc.	32,754	954,779
Norwood Financial Corp.	15,701	583,292
OFG Bancorp (b)	196,849	2,539,352
Ohio Valley Banc Corp.	8,415	240,248
Old Line Bancshares, Inc.	23,282	653,060
Old National Bancorp, Indiana	587,043	10,772,239
Old Point Financial Corp.	2,505	71,868
Old Second Bancorp, Inc.	127,732	1,398,665
Opus Bank	75,669	1,634,450
Orrstown Financial Services, Inc.	28,866	630,722
Pacific Continental Corp.	89,523	2,251,503
Pacific Mercantile Bancorp (a)	76,145	559,666
Pacific Premier Bancorp, Inc. (a)(b)	115,766	4,630,640
PacWest Bancorp	500,895	27,599,315
Park National Corp.	55,853	6,001,405
Park Sterling Corp.	235,316	2,790,848
Parke Bancorp, Inc.	6,064	129,770
Patriot National Bancorp, Inc. (a)	1,402	20,329
Peapack-Gladstone Financial Corp.	63,466	1,989,024
Penns Woods Bancorp, Inc.	18,934	900,312
People's Utah Bancorp	68,752	1,828,803
Peoples Bancorp of North Carolina	1,842	50,102
Peoples Bancorp, Inc.	86,252	2,804,915
Peoples Financial Corp., Mississippi (a)	7,232	110,650
Peoples Financial Services Corp.	28,276	1,175,716
Pinnacle Financial Partners, Inc.	193,200	13,408,080
Popular, Inc.	437,190	19,262,591
Porter Bancorp, Inc. (a)	747	7,059
Preferred Bank, Los Angeles	57,012	3,200,654
Premier Financial Bancorp, Inc.	21,201	389,674
PrivateBancorp, Inc.	336,198	19,028,807
Prosperity Bancshares, Inc.	286,346	21,344,231
QCR Holdings, Inc.	57,990	2,516,766
Renasant Corp.	178,811	7,338,403
Republic Bancorp, Inc., Kentucky Class A	38,600	1,334,788
Republic First Bancorp, Inc. (a)(b)	249,751	1,998,008
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	54,571
S&T Bancorp, Inc.	152,289	5,419,966
Sandy Spring Bancorp, Inc.	113,430	4,884,296
SB Financial Group, Inc.	532	9,549
Seacoast Banking Corp., Florida (a)	163,870	3,806,700
Select Bancorp, Inc. New (a)	98	1,073
ServisFirst Bancshares, Inc. (b)	189,600	7,881,672
Shore Bancshares, Inc.	42,320	735,098
Sierra Bancorp	45,562	1,304,896
Signature Bank (a)	225,635	35,539,769
Simmons First National Corp. Class A	133,602	7,682,115
SmartFinancial, Inc. (a)	9,488	200,481
South State Corp.	109,889	9,835,066
Southern First Bancshares, Inc. (a)	5,602	187,667
Southern National Bancorp of Virginia, Inc.	43,273	735,641
Southside Bancshares, Inc. (b)	112,884	3,976,903
Southwest Bancorp, Inc., Oklahoma	82,567	2,200,411
State Bank Financial Corp.	163,053	4,423,628
Sterling Bancorp (b)	555,067	13,737,908
Stock Yards Bancorp, Inc.	125,296	5,538,083
Stonegate Bank	66,942	3,104,101
Suffolk Bancorp (b)	58,301	2,480,125
Summit Financial Group, Inc. (b)	26,924	645,099
Sun Bancorp, Inc.	52,032	1,345,027
SVB Financial Group (a)	215,746	41,183,754
Synovus Financial Corp.	505,843	21,356,691
TCF Financial Corp.	705,792	12,280,781
Texas Capital Bancshares, Inc. (a)(b)	202,610	18,062,682
The First Bancorp, Inc.	37,267	1,010,308
Tompkins Financial Corp.	56,854	5,100,941
TowneBank	251,229	8,177,504
Trico Bancshares	98,612	3,582,574
TriState Capital Holdings, Inc. (a)	98,771	2,326,057
Triumph Bancorp, Inc. (a)	74,198	1,995,926
Trustmark Corp.	284,852	9,411,510
Two River Bancorp	1,462	25,103
UMB Financial Corp.	188,008	14,818,791
Umpqua Holdings Corp.	928,811	17,470,935
Union Bankshares Corp.	190,551	6,909,379
Union Bankshares, Inc. (b)	439	18,175
United Bancorp, Inc.	41,665	524,979
United Bankshares, Inc., West Virginia (b)	356,735	15,963,891
United Community Bank, Inc.	297,831	8,604,338
United Security Bancshares, Inc.	8,545	113,478
United Security Bancshares, California	8,777	67,144
Unity Bancorp, Inc.	57,145	965,751
Univest Corp. of Pennsylvania	116,814	3,253,270
Valley National Bancorp (b)	1,078,044	13,335,404
Veritex Holdings, Inc. (a)	59,094	1,693,043
Village Bank & Trust Financial Corp. (a)	8,883	239,841
Washington Trust Bancorp, Inc. (b)	63,697	3,452,377
WashingtonFirst Bankshares, Inc.	30,548	839,154
Webster Financial Corp. (b)	385,588	21,180,349
WesBanco, Inc.	179,643	7,250,391
West Bancorp., Inc.	62,916	1,393,589
Westamerica Bancorp. (b)	107,926	6,243,519
Westbury Bancorp, Inc. (a)	15,948	334,270
Western Alliance Bancorp. (a)	400,224	20,667,567
Wintrust Financial Corp.	223,290	16,456,473
Xenith Bankshares, Inc. (a)(b)	35,243	938,521
Yadkin Financial Corp.	228,149	7,656,680
		1,425,469,067
Capital Markets - 2.3%
Arlington Asset Investment Corp. (b)	114,310	1,684,929
Artisan Partners Asset Management, Inc. (b)	167,958	4,778,405
Ashford, Inc. (a)	4,486	251,440
Associated Capital Group, Inc.	20,662	770,693
B. Riley Financial, Inc.	14,571	224,393
BGC Partners, Inc. Class A	924,453	10,427,830
Cohen & Steers, Inc.	89,749	3,375,460
Cowen Group, Inc. Class A (a)(b)	134,268	1,920,032
Diamond Hill Investment Group, Inc.	13,288	2,664,510
Eaton Vance Corp. (non-vtg.) (b)	483,000	22,522,290
Evercore Partners, Inc. Class A	159,529	12,690,532
FactSet Research Systems, Inc.	169,467	30,148,179
FBR & Co.	29,224	530,416
Federated Investors, Inc. Class B (non-vtg.) (b)	387,234	10,521,148
Fifth Street Asset Management, Inc. Class A	29,106	149,896
Financial Engines, Inc. (b)	224,881	9,962,228
Gain Capital Holdings, Inc. (b)	100,645	789,057
GAMCO Investors, Inc. Class A	16,526	492,310
Global Brokerage, Inc. Class A (a)(b)	23,887	65,689
Great Elm Capital Group, Inc.	27,036	89,219
Greenhill & Co., Inc.	121,210	3,581,756
Hennessy Advisors, Inc.	4,450	118,771
Houlihan Lokey	94,456	2,974,419
Institutional Financial Markets, Inc.	16,813	21,016
Interactive Brokers Group, Inc.	296,839	10,896,960
INTL FCStone, Inc. (a)	64,346	2,429,062
Investment Technology Group, Inc.	132,967	2,661,999
Janus Capital Group, Inc.	597,679	7,566,616
KCG Holdings, Inc. Class A (a)	204,102	2,826,813
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	893,355
Lazard Ltd. Class A	547,403	23,571,173
Legg Mason, Inc.	376,000	14,182,720
LPL Financial	332,399	13,143,056
Manning & Napier, Inc. Class A	54,262	339,138
MarketAxess Holdings, Inc.	157,752	30,797,923
Medley Management, Inc.	32,708	305,820
Moelis & Co. Class A	95,061	3,498,245
Morningstar, Inc.	82,653	6,631,250
MSCI, Inc.	394,753	37,339,686
National Holdings Corp. (a)	3,483	10,728
National Holdings Corp. warrants 1/18/22 (a)	3,483	2,508
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	667,469
Paragon Commercial Corp.	5,375	268,643
Piper Jaffray Companies	64,129	4,537,127
PJT Partners, Inc.	68,695	2,542,402
Pzena Investment Management, Inc.	54,513	547,311
Raymond James Financial, Inc.	533,493	41,911,210
Safeguard Scientifics, Inc. (a)(b)	85,673	1,083,763
SEI Investments Co.	574,297	28,915,854
Silvercrest Asset Management Group Class A	17,895	238,898
Stifel Financial Corp. (a)	284,699	15,362,358
TD Ameritrade Holding Corp.	1,012,811	39,600,910
TheStreet.com, Inc. (a)	85,257	66,074
U.S. Global Investments, Inc. Class A (b)	36,632	67,403
Value Line, Inc.	13,155	235,475
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	176,254	3,058,007
Virtus Investment Partners, Inc. (b)	27,104	2,971,954
Waddell & Reed Financial, Inc. Class A (b)	349,519	6,724,746
Westwood Holdings Group, Inc.	31,636	1,798,823
WisdomTree Investments, Inc. (b)	469,466	4,276,835
Zais Group Holdings, Inc. (a)(b)	22,211	60,192
		432,787,125
Consumer Finance - 0.7%
Ally Financial, Inc.	1,979,893	44,527,794
Asta Funding, Inc. (a)	38,423	357,334
Atlanticus Holdings Corp. (a)	33,601	90,723
Consumer Portfolio Services, Inc. (a)	87,449	452,111
Credit Acceptance Corp. (a)(b)	53,276	10,679,707
Encore Capital Group, Inc. (a)(b)	104,445	3,478,019
Enova International, Inc. (a)(b)	106,637	1,530,241
EZCORP, Inc. (non-vtg.) Class A (a)	207,953	1,829,986
First Cash Financial Services, Inc.	209,519	9,292,168
Green Dot Corp. Class A (a)	204,739	6,000,900
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,365,015	7,289,180
Nelnet, Inc. Class A	80,536	3,607,207
Nicholas Financial, Inc. (a)	73,640	817,404
OneMain Holdings, Inc. (a)(b)	215,525	6,039,011
PRA Group, Inc. (a)(b)	194,024	7,916,179
Regional Management Corp. (a)	42,651	895,244
Santander Consumer U.S.A. Holdings, Inc. (a)	470,363	6,951,965
SLM Corp.	1,779,097	21,331,373
World Acceptance Corp. (a)(b)	33,676	1,765,969
		134,852,515
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,543	290,032
Acushnet Holdings Corp. (b)	86,669	1,517,574
At Home Group, Inc. (b)	46,573	699,992
Bioverativ, Inc. (a)	455,000	23,696,400
Camping World Holdings, Inc. (b)	56,569	1,989,532
Catskill Litigation Trust (a)	1,036	0
Cotiviti Holdings, Inc. (b)	53,393	2,001,170
Donnelley Financial Solutions, Inc. (a)	113,875	2,631,651
FB Financial Corp. (b)	35,481	1,126,522
Marlin Business Services Corp.	34,930	831,334
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	83,480	831,461
On Deck Capital, Inc. (a)(b)	192,982	1,030,524
PICO Holdings, Inc. (a)	100,486	1,376,658
Quantenna Communications, Inc. (b)	41,247	863,712
Ra Pharmaceuticals, Inc. (b)	33,809	707,960
Senseonics Holdings, Inc. (b)	57,945	136,171
Tiptree, Inc.	128,445	815,626
Valvoline, Inc. (b)	133,941	3,002,957
Varex Imaging Corp. (a)(b)	160,000	5,571,200
Voya Financial, Inc.	818,279	33,737,643
		82,858,119
Insurance - 4.3%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	50,350
Alleghany Corp. (a)	64,424	41,605,019
Allied World Assurance Co. Holdings AG	371,157	19,604,513
AMBAC Financial Group, Inc. (a)	186,769	4,127,595
American Equity Investment Life Holding Co.	377,503	10,158,606
American Financial Group, Inc.	305,991	28,781,513
American National Insurance Co.	37,691	4,526,689
Amerisafe, Inc.	82,809	5,324,619
AmTrust Financial Services, Inc. (b)	455,578	10,478,294
Arch Capital Group Ltd. (a)	512,516	48,468,638
Argo Group International Holdings, Ltd.	129,487	8,669,155
Aspen Insurance Holdings Ltd.	256,933	14,401,095
Assured Guaranty Ltd.	539,947	22,197,221
Atlas Financial Holdings, Inc. (a)	42,675	576,113
Axis Capital Holdings Ltd.	369,784	25,626,031
Baldwin & Lyons, Inc. Class B	36,894	878,077
Blue Capital Reinsurance Holdings Ltd.	23,939	471,598
Brown & Brown, Inc.	478,691	20,631,582
Citizens, Inc. Class A (a)(b)	184,834	1,685,686
CNA Financial Corp. (b)	131,770	5,650,298
CNO Financial Group, Inc.	729,539	15,254,660
Conifer Holdings, Inc. (a)	13,396	94,442
Crawford & Co. Class B	86,860	939,825
Donegal Group, Inc. Class A	26,385	438,255
eHealth, Inc. (a)	71,274	781,163
EMC Insurance Group	32,192	894,938
Employers Holdings, Inc.	134,049	5,040,242
Endurance Specialty Holdings Ltd.	265,163	24,641,598
Enstar Group Ltd. (a)	48,866	9,467,788
Erie Indemnity Co. Class A	90,102	10,686,998
Everest Re Group Ltd.	172,144	40,477,940
FBL Financial Group, Inc. Class A	42,270	2,889,155
Federated National Holding Co.	50,478	1,010,065
Fidelity & Guaranty Life (b)	67,469	1,794,675
First Acceptance Corp. (a)	24,679	34,057
First American Financial Corp.	463,010	18,089,801
FNF Group (b)	1,140,365	43,710,190
FNFV Group (a)(b)	291,196	3,625,390
Genworth Financial, Inc. Class A (a)	2,070,110	8,466,750
Global Indemnity Ltd. (a)	37,631	1,493,198
Greenlight Capital Re, Ltd. (a)	129,165	2,880,380
Hallmark Financial Services, Inc. (a)	49,582	546,394
Hanover Insurance Group, Inc.	180,132	16,215,483
HCI Group, Inc.	36,061	1,777,807
Health Insurance Innovations, Inc. (a)(b)	30,633	549,862
Heritage Insurance Holdings, Inc.	108,895	1,607,290
Horace Mann Educators Corp.	165,303	6,926,196
Independence Holding Co.	14,261	258,837
Infinity Property & Casualty Corp.	47,591	4,485,452
Investors Title Co.	4,573	629,748
James River Group Holdings Ltd.	78,307	3,368,767
Kemper Corp.	205,133	8,707,896
Kinsale Capital Group, Inc.	45,994	1,349,924
Maiden Holdings Ltd.	316,619	4,891,764
Markel Corp. (a)	58,862	57,668,867
MBIA, Inc. (a)	530,904	5,478,929
Mercury General Corp. (b)	160,417	9,405,249
National General Holdings Corp.	260,598	6,342,955
National Western Life Group, Inc.	9,867	3,136,226
Navigators Group, Inc.	98,158	5,403,598
Old Republic International Corp.	1,030,270	21,336,892
OneBeacon Insurance Group Ltd.	105,487	1,721,548
Patriot National, Inc. (b)	41,971	192,647
Primerica, Inc. (b)	190,359	15,371,489
ProAssurance Corp.	225,615	13,333,847
Reinsurance Group of America, Inc.	257,517	33,492,661
RenaissanceRe Holdings Ltd.	172,221	25,426,708
RLI Corp.	163,930	9,581,709
Safety Insurance Group, Inc.	61,249	4,348,679
Selective Insurance Group, Inc.	247,307	10,955,700
State Auto Financial Corp. (b)	63,966	1,716,208
State National Companies, Inc.	127,071	1,775,182
Stewart Information Services Corp. (b)	96,597	4,289,873
Third Point Reinsurance Ltd. (a)(b)	255,705	3,170,742
Trupanion, Inc. (a)(b)	68,165	1,059,966
United Fire Group, Inc.	88,975	3,756,525
United Insurance Holdings Corp.	78,431	1,327,053
Universal Insurance Holdings, Inc. (b)	133,702	3,603,269
Validus Holdings Ltd.	342,364	19,740,708
W.R. Berkley Corp.	402,924	28,615,662
White Mountains Insurance Group Ltd.	20,495	19,188,649
WMI Holdings Corp. (a)(b)	870,756	1,175,521
		830,556,684
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	118,038	2,108,159
Agnc Investment Corp.	1,360,060	26,697,978
Altisource Residential Corp. Class B	242,358	3,252,444
American Capital Mortgage Investment Corp.	216,830	3,588,537
Annaly Capital Management, Inc.	4,244,233	47,110,986
Anworth Mortgage Asset Corp.	522,696	2,843,466
Apollo Commercial Real Estate Finance, Inc. (b)	326,229	5,999,351
Arbor Realty Trust, Inc.	175,055	1,291,906
Ares Commercial Real Estate Corp.	140,575	1,900,574
Armour Residential REIT, Inc.	163,502	3,677,160
Blackstone Mortgage Trust, Inc.	382,851	11,921,980
Capstead Mortgage Corp.	424,022	4,486,153
Cherry Hill Mortgage Investment Corp.	38,323	710,892
Chimera Investment Corp.	747,422	14,380,399
CIM Commercial Trust Corp.	63,757	1,000,985
CYS Investments, Inc.	653,138	5,238,167
Dynex Capital, Inc.	240,801	1,651,895
Ellington Residential Mortgage REIT	28,927	422,045
Five Oaks Investment Corp. (b)	77,659	405,380
Great Ajax Corp.	61,939	813,878
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	202,801	4,013,432
Invesco Mortgage Capital, Inc.	486,582	7,566,350
Ladder Capital Corp. Class A	273,802	3,950,963
MFA Financial, Inc.	1,573,143	12,616,607
New Residential Investment Corp.	1,260,703	21,268,060
New York Mortgage Trust, Inc. (b)	437,295	2,768,077
Orchid Island Capital, Inc.	111,962	1,099,467
Owens Realty Mortgage, Inc.	37,687	629,373
PennyMac Mortgage Investment Trust	283,061	4,772,408
Redwood Trust, Inc.	316,716	5,184,641
Resource Capital Corp. (b)	135,278	1,136,335
Starwood Property Trust, Inc.	1,058,942	24,207,414
Two Harbors Investment Corp.	1,437,777	13,371,326
Western Asset Mortgage Capital Corp.	177,449	1,845,470
ZAIS Financial Corp.	43,166	595,691
		244,527,949
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	1,777,670
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)	23	744
Astoria Financial Corp.	411,427	7,607,285
Atlantic Coast Financial Corp. (a)	8,654	67,674
Bank Mutual Corp.	187,600	1,819,720
BankFinancial Corp.	75,843	1,127,785
Bear State Financial, Inc.	45,612	434,226
Beneficial Bancorp, Inc.	357,084	5,820,469
BofI Holding, Inc. (a)(b)	238,394	7,518,947
BSB Bancorp, Inc. (a)	29,828	830,710
Capitol Federal Financial, Inc.	566,728	8,551,926
Charter Financial Corp.	62,615	1,224,123
Citizens Community Bancorp, Inc.	15,634	197,145
Clifton Bancorp, Inc. (b)	102,761	1,651,369
Dime Community Bancshares, Inc.	152,632	3,281,588
Elmira Savings Bank	185	3,922
Entegra Financial Corp. (a)	1,687	38,801
ESSA Bancorp, Inc.	32,482	513,216
Essent Group Ltd. (a)	313,899	10,926,824
EverBank Financial Corp.	461,605	8,973,601
Farmer Mac Class C (non-vtg.)	40,991	2,360,262
First Capital, Inc.	12,982	423,862
First Defiance Financial Corp.	39,620	1,947,323
Flagstar Bancorp, Inc. (a)	95,859	2,722,396
Greene County Bancorp, Inc. (b)	2,032	44,806
Hamilton Bancorp, Inc. (a)	69	1,056
Hingham Institution for Savings	8,459	1,586,401
HMN Financial, Inc. (a)	3,871	70,065
Home Bancorp, Inc.	15,826	569,736
Home Federal Bancorp, Inc.	31	855
HomeStreet, Inc. (a)	105,714	2,885,992
HopFed Bancorp, Inc.	18,100	268,061
Impac Mortgage Holdings, Inc. (a)(b)	51,413	714,641
Kearny Financial Corp.	415,174	6,372,921
Lendingtree, Inc. (a)(b)	31,131	3,685,910
Malvern Bancorp, Inc. (a)	2,719	56,011
Meridian Bancorp, Inc. Maryland	229,875	4,379,119
Meta Financial Group, Inc.	40,463	3,463,633
MGIC Investment Corp. (a)	1,421,862	15,142,830
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,695,035
New York Community Bancorp, Inc. (b)	2,023,341	30,916,650
NMI Holdings, Inc. (a)	243,001	2,697,311
Northfield Bancorp, Inc. (b)	220,790	4,142,020
Northwest Bancshares, Inc.	450,358	8,169,494
OceanFirst Financial Corp.	135,646	3,959,507
Ocwen Financial Corp. (a)(b)	431,515	1,902,981
Oritani Financial Corp. (b)	189,634	3,261,705
PB Bancorp, Inc.	7,070	74,235
PennyMac Financial Services, Inc. (a)	84,716	1,512,181
PHH Corp. (a)	240,647	3,036,965
Poage Bankshares, Inc.	6,654	130,418
Provident Bancorp, Inc. (a)	5,687	110,897
Provident Financial Holdings, Inc.	21,795	406,695
Provident Financial Services, Inc.	258,029	6,850,670
Prudential Bancorp, Inc.	917	15,800
Radian Group, Inc.	889,693	16,557,187
Riverview Bancorp, Inc.	30,435	235,263
Security National Financial Corp. Class A	38,708	265,150
SI Financial Group, Inc.	23,177	340,702
Southern Missouri Bancorp, Inc.	20,482	717,280
Stonegate Mortgage Corp. (a)	75,820	595,187
Territorial Bancorp, Inc.	30,643	987,317
TFS Financial Corp.	330,770	5,619,782
Timberland Bancorp, Inc.	12,774	266,977
Trustco Bank Corp., New York	425,565	3,553,468
United Community Bancorp, Inc.	1,461	25,494
United Community Financial Corp.	251,020	2,161,282
United Financial Bancorp, Inc. New	220,063	3,930,325
Walker & Dunlop, Inc. (a)(b)	122,737	4,989,259
Walter Investment Management Corp. (a)(b)	163,591	556,209
Washington Federal, Inc.	382,695	12,954,226
Waterstone Financial, Inc.	133,580	2,477,909
Westfield Financial, Inc.	126,385	1,270,169
WSFS Financial Corp. (b)	118,776	5,416,186
		240,087,891

TOTAL FINANCIALS		3,392,917,020

HEALTH CARE - 10.3%
Biotechnology - 3.6%
Abeona Therapeutics, Inc. (a)(b)	112,297	606,404
ACADIA Pharmaceuticals, Inc. (a)(b)	394,308	15,027,078
Acceleron Pharma, Inc. (a)	140,916	3,765,276
Achillion Pharmaceuticals, Inc. (a)	536,785	2,152,508
Acorda Therapeutics, Inc. (a)	203,958	5,394,689
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	158,810
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	1,139,286
ADMA Biologics, Inc. (a)(b)	17,353	81,039
Aduro Biotech, Inc. (a)(b)	122,094	1,373,558
Advaxis, Inc. (a)(b)	152,732	1,342,514
Adverum Biotechnologies, Inc. (a)	64,927	172,057
Aeglea BioTherapeutics, Inc.	14,212	88,114
Aevi Genomic Medicine, Inc. (a)(b)	125,878	590,368
Agenus, Inc. (a)(b)	287,362	1,218,415
Agios Pharmaceuticals, Inc. (a)(b)	137,734	6,671,835
Aimmune Therapeutics, Inc. (a)(b)	100,406	2,035,230
Akebia Therapeutics, Inc. (a)	129,131	1,293,893
Albireo Pharma, Inc. (a)	6,977	181,542
Alder Biopharmaceuticals, Inc. (a)(b)	206,009	4,707,306
Aldeyra Therapeutics, Inc. (a)(b)	48,557	240,357
Alkermes PLC (a)(b)	639,791	36,148,192
Alnylam Pharmaceuticals, Inc. (a)(b)	300,306	15,507,802
AMAG Pharmaceuticals, Inc. (a)(b)	167,751	3,766,010
Amicus Therapeutics, Inc. (a)(b)	594,423	3,857,805
AmpliPhi Biosciences Corp. (a)	17,690	8,668
Anavex Life Sciences Corp. (a)(b)	157,620	904,739
Anthera Pharmaceuticals, Inc. (a)(b)	160,431	109,093
Applied Genetic Technologies Corp. (a)	47,677	369,497
Aptevo Therapeutics, Inc. (a)	62,747	125,494
AquaBounty Technologies, Inc. (a)(b)	3,959	56,297
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	1,426,602
ARCA Biopharma, Inc. (a)	7,333	18,699
Ardelyx, Inc. (a)	75,570	1,027,752
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,574,811
Argos Therapeutics, Inc. (a)(b)	95,222	109,505
ArQule, Inc. (a)	223,720	286,362
Array BioPharma, Inc. (a)(b)	712,057	8,188,656
Arrowhead Pharmaceuticals, Inc. (a)(b)	298,616	674,872
Asterias Biotherapeutics, Inc. (b)	102,523	389,587
Atara Biotherapeutics, Inc. (a)(b)	82,315	1,271,767
Athersys, Inc. (a)(b)	318,191	381,829
aTyr Pharma, Inc. (a)(b)	94,162	376,648
Audentes Therapeutics, Inc.	19,601	304,012
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	190,075
Aviragen Therapeutics, Inc. (a)	114,179	67,662
Bellicum Pharmaceuticals, Inc. (a)(b)	92,100	1,135,593
Biocept, Inc. (a)(b)	20,118	41,242
BioCryst Pharmaceuticals, Inc. (a)(b)	313,649	1,957,170
BioMarin Pharmaceutical, Inc. (a)	730,448	68,610,981
Bioptix, Inc. (a)	15,089	46,474
Biospecifics Technologies Corp. (a)	20,059	1,060,519
BioTime, Inc. (a)(b)	232,753	756,447
bluebird bio, Inc. (a)(b)	171,872	15,064,581
Blueprint Medicines Corp. (a)(b)	103,374	3,636,697
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	199,548
Calithera Biosciences, Inc. (a)(b)	45,374	408,366
Cancer Genetics, Inc. (a)(b)	27,876	62,721
Capricor Therapeutics, Inc. (a)(b)	40,820	120,419
Cara Therapeutics, Inc. (a)(b)	94,305	1,511,709
CareDx, Inc. (a)(b)	37,353	78,441
Cascadian Therapeutics, Inc. (a)(b)	178,480	756,755
CASI Pharmaceuticals, Inc. (a)	37,512	53,267
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	30,314
Catalyst Biosciences, Inc. (a)(b)	1,432	9,695
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	377,571
Cel-Sci Corp. (a)(b)	339,496	32,727
Celldex Therapeutics, Inc. (a)(b)	449,512	1,591,272
Cellectar Biosciences, Inc. (a)(b)	4,485	9,822
Cellular Biomedicine Group, Inc. (a)(b)	29,329	375,411
Celsion Corp. (a)	60,020	13,336
Cerulean Pharma, Inc. (a)(b)	48,961	64,139
ChemoCentryx, Inc. (a)	96,267	637,288
Chiasma, Inc. (a)(b)	30,058	48,093
Chimerix, Inc. (a)	158,434	899,905
Cidara Therapeutics, Inc. (a)(b)	38,754	279,029
Cleveland Biolabs, Inc. (a)	10,000	17,000
Clovis Oncology, Inc. (a)(b)	187,937	10,864,638
Coherus BioSciences, Inc. (a)(b)	139,358	3,288,849
Colucid Pharmaceuticals, Inc. (a)	38,193	1,776,929
Conatus Pharmaceuticals, Inc. (a)(b)	70,218	341,962
Concert Pharmaceuticals, Inc. (a)	59,495	553,304
ContraFect Corp. (a)(b)	55,912	120,211
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	107,473	918,894
CorMedix, Inc. (a)(b)	133,434	277,543
Corvus Pharmaceuticals, Inc.	19,799	284,710
CTI BioPharma Corp. (a)(b)	81,379	342,606
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	477,263	1,102,478
Cyclacel Pharmaceuticals, Inc. (b)	5,709	19,354
Cytokinetics, Inc. (a)(b)	154,408	1,636,725
CytomX Therapeutics, Inc. (a)	99,639	1,245,488
Cytori Therapeutics, Inc. (a)(b)	42,766	71,847
CytRx Corp. (a)(b)	476,390	205,134
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	156,652
Dimension Therapeutics, Inc. (a)	78,948	134,212
Dyax Corp. rights 12/31/19 (a)	559,523	1,409,998
Dynavax Technologies Corp. (a)(b)	148,743	669,344
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,759,460
Edge Therapeutics, Inc. (a)(b)	78,201	764,024
Editas Medicine, Inc. (b)	60,453	1,507,093
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	195,614
Eleven Biotherapeutics, Inc. (a)(b)	33,461	66,922
Emergent BioSolutions, Inc. (a)(b)	142,371	4,467,602
Enanta Pharmaceuticals, Inc. (a)(b)	66,992	1,930,709
Epizyme, Inc. (a)(b)	175,728	2,495,338
Esperion Therapeutics, Inc. (a)(b)	73,213	1,915,984
Exact Sciences Corp. (a)(b)	449,008	9,662,652
Exelixis, Inc. (a)	948,148	20,413,626
Fate Therapeutics, Inc. (a)(b)	72,909	312,780
Fibrocell Science, Inc. (a)(b)	125,506	87,854
FibroGen, Inc. (a)	229,398	5,734,950
Five Prime Therapeutics, Inc. (a)	123,574	5,668,339
Flexion Therapeutics, Inc. (a)	105,320	2,111,666
Fortress Biotech, Inc. (a)(b)	160,408	495,661
Foundation Medicine, Inc. (a)(b)	68,884	1,708,323
Galectin Therapeutics, Inc. (a)(b)	80,065	152,124
Galena Biopharma, Inc. (a)(b)	36,479	26,994
Genocea Biosciences, Inc. (a)(b)	97,488	455,269
Genomic Health, Inc. (a)	80,972	2,444,545
GenVec, Inc. (a)(b)	14,247	95,170
Geron Corp. (a)(b)	680,058	1,462,125
Global Blood Therapeutics, Inc. (a)(b)	84,645	2,357,363
GlycoMimetics, Inc. (a)	53,443	326,537
GTx, Inc. (a)(b)	30,934	145,699
Halozyme Therapeutics, Inc. (a)(b)	483,615	6,199,944
Harvard Apparatus (a)	22,493	8,376
Heat Biologics, Inc. (a)(b)	76,701	64,598
Hemispherx Biopharma, Inc. (a)(b)	63,934	30,369
Heron Therapeutics, Inc. (a)(b)	179,347	2,564,662
Histogenics Corp. (a)	270	451
iBio, Inc. (a)(b)	302,306	120,983
Idera Pharmaceuticals, Inc. (a)(b)	492,880	921,686
Ignyta, Inc. (a)	126,561	1,113,737
Immucell Corp. (a)(b)	6,741	37,413
Immune Design Corp. (a)(b)	53,841	274,589
Immune Pharmaceuticals, Inc. (a)(b)	304,264	50,508
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	26,857
ImmunoGen, Inc. (a)(b)	353,362	1,201,431
Immunomedics, Inc. (a)(b)	391,887	1,959,435
Infinity Pharmaceuticals, Inc. (a)	177,419	493,225
Inotek Pharmaceuticals Corp. (a)(b)	72,423	115,877
Inovio Pharmaceuticals, Inc. (a)(b)	314,008	2,213,756
Insmed, Inc. (a)(b)	258,127	4,111,963
Insys Therapeutics, Inc. (a)(b)	118,023	1,505,973
Intellia Therapeutics, Inc. (a)(b)	29,836	426,058
Intercept Pharmaceuticals, Inc. (a)(b)	72,526	9,253,592
Intrexon Corp. (a)(b)	264,752	5,893,380
Invitae Corp. (a)(b)	127,305	1,312,515
Ionis Pharmaceuticals, Inc. (a)(b)	505,528	25,160,129
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	549,355	9,278,606
IsoRay, Inc. (a)(b)	212,731	116,151
Juno Therapeutics, Inc. (a)(b)	314,741	7,566,374
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	24,085
Karyopharm Therapeutics, Inc. (a)	75,665	784,646
Keryx Biopharmaceuticals, Inc. (a)(b)	443,831	2,232,470
Kindred Biosciences, Inc. (a)	44,644	232,149
Kite Pharma, Inc. (a)(b)	184,878	13,083,816
Kura Oncology, Inc. (a)(b)	37,885	316,340
La Jolla Pharmaceutical Co. (a)(b)	54,204	1,816,376
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	3,555,927
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,450	8,626,744
General CVR (a)	26,087	91
Glucagon CVR (a)	26,087	652
rights (a)	26,087	60
TR Beta CVR (a)	26,087	261
Lion Biotechnologies, Inc. (a)(b)	189,227	1,447,587
Loxo Oncology, Inc. (a)(b)	68,346	3,037,296
Macrogenics, Inc. (a)	134,841	2,850,539
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	199,368
MannKind Corp. (a)(b)	1,243,115	658,851
Mast Therapeutics, Inc. (a)(b)	865,921	96,117
MediciNova, Inc. (a)(b)	111,867	720,423
MEI Pharma, Inc. (a)	92,428	156,203
Merrimack Pharmaceuticals, Inc. (a)	499,691	1,534,051
MiMedx Group, Inc. (a)(b)	425,532	3,646,809
Minerva Neurosciences, Inc. (a)	59,757	522,874
Mirati Therapeutics, Inc. (a)(b)	59,736	331,535
Momenta Pharmaceuticals, Inc. (a)	277,221	4,283,064
Myriad Genetics, Inc. (a)(b)	292,722	5,687,588
NanoViricides, Inc. (a)(b)	143,363	170,602
NantKwest, Inc. (a)(b)	102,796	486,225
Natera, Inc. (a)(b)	97,151	928,764
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	267,936
Neothetics, Inc. (a)(b)	19,486	28,839
Neuralstem, Inc. (a)(b)	67,699	313,446
Neurocrine Biosciences, Inc. (a)	373,073	16,474,904
NewLink Genetics Corp. (a)(b)	83,730	1,315,398
Nivalis Therapeutics, Inc. (a)(b)	71,774	195,943
Novavax, Inc. (a)(b)	1,386,707	2,093,928
Ohr Pharmaceutical, Inc. (a)(b)	106,178	94,828
OncoCyte Corp. (a)(b)	11,637	65,749
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	48,827
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	810,402
Onconova Therapeutics, Inc. (a)(b)	3,480	9,570
OncoSec Medical, Inc. (a)(b)	52,231	75,213
Opexa Therapeutics, Inc. (a)(b)	35,198	33,438
OpGen, Inc. (a)(b)	41,093	41,915
Ophthotech Corp. (a)(b)	123,408	441,801
Opko Health, Inc. (a)(b)	1,527,782	12,818,091
Oragenics, Inc. (a)(b)	79,968	49,580
Organovo Holdings, Inc. (a)(b)	401,186	1,251,700
Osiris Therapeutics, Inc. (a)(b)	68,230	392,323
Otonomy, Inc. (a)	111,539	1,656,354
OvaScience, Inc. (a)(b)	154,817	229,129
Palatin Technologies, Inc. (a)(b)	469,289	171,760
PDL BioPharma, Inc. (b)	697,561	1,492,781
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	450,707
Pfenex, Inc. (a)	65,771	475,524
PharmAthene, Inc.	248,162	223,346
Portola Pharmaceuticals, Inc. (a)(b)	240,409	8,337,384
Progenics Pharmaceuticals, Inc. (a)(b)	288,372	3,241,301
Protagonist Therapeutics, Inc. (b)	27,757	384,712
Proteon Therapeutics, Inc. (a)(b)	24,275	44,909
Proteostasis Therapeutics, Inc. (b)	51,559	750,183
Prothena Corp. PLC (a)(b)	143,315	8,405,425
PTC Therapeutics, Inc. (a)(b)	143,526	1,956,259
Puma Biotechnology, Inc. (a)(b)	114,357	4,196,902
Radius Health, Inc. (a)(b)	160,244	6,752,682
Recro Pharma, Inc. (a)	54,942	428,548
REGENXBIO, Inc. (a)(b)	79,776	1,467,878
Regulus Therapeutics, Inc. (a)(b)	152,831	160,473
Repligen Corp. (a)(b)	149,763	4,719,032
Retrophin, Inc. (a)(b)	156,492	3,328,585
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	165,305
Rigel Pharmaceuticals, Inc. (a)	398,594	976,555
RXi Pharmaceuticals Corp. (a)(b)	26,638	18,114
Sage Therapeutics, Inc. (a)(b)	127,705	8,607,317
Sangamo Therapeutics, Inc. (a)(b)	331,713	1,509,294
Sarepta Therapeutics, Inc. (a)(b)	211,566	6,581,818
Seattle Genetics, Inc. (a)(b)	409,739	26,899,365
Selecta Biosciences, Inc.	26,257	343,442
Seres Therapeutics, Inc. (a)(b)	79,929	773,713
Sorrento Therapeutics, Inc. (a)(b)	157,085	816,842
Spark Therapeutics, Inc. (a)(b)	92,671	5,910,556
Spectrum Pharmaceuticals, Inc. (a)(b)	277,239	1,774,330
Stemline Therapeutics, Inc. (a)	87,233	610,631
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	196,350
Syndax Pharmaceuticals, Inc. (b)	40,813	464,452
Synergy Pharmaceuticals, Inc. (a)(b)	841,260	4,870,895
Synthetic Biologics, Inc. (a)(b)	314,451	248,416
Syros Pharmaceuticals, Inc. (b)	17,966	198,524
T2 Biosystems, Inc. (a)(b)	68,463	386,816
Tenax Therapeutics, Inc. (a)(b)	74,064	53,882
TESARO, Inc. (a)(b)	144,343	27,189,891
TG Therapeutics, Inc. (a)(b)	186,172	1,061,180
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	154,006
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	23,771
TONIX Pharmaceuticals Holding (a)(b)	69,435	34,718
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	60,466
Trevena, Inc. (a)	153,673	623,912
Trovagene, Inc. (a)(b)	105,483	205,692
Ultragenyx Pharmaceutical, Inc. (a)(b)	163,002	13,868,210
United Therapeutics Corp. (a)(b)	179,606	26,531,398
Vanda Pharmaceuticals, Inc. (a)	183,750	2,618,438
Veracyte, Inc. (a)	61,383	475,718
Verastem, Inc. (a)	127,456	145,300
Vericel Corp. (a)(b)	180,932	542,796
Versartis, Inc. (a)(b)	107,155	2,341,337
Vical, Inc. (a)(b)	29,955	63,804
Viking Therapeutics, Inc. (a)(b)	31,264	47,834
VistaGen Therapeutics, Inc.	30,097	76,747
Vital Therapies, Inc. (a)	89,620	416,733
Voyager Therapeutics, Inc. (a)(b)	22,537	291,854
vTv Therapeutics, Inc. Class A (a)	25,196	151,932
Windtree Therapeutics, Inc. (a)(b)	42,582	49,395
Xbiotech, Inc. (a)(b)	70,101	945,662
Xencor, Inc. (a)	153,276	3,808,909
XOMA Corp. (a)(b)	33,875	159,213
Zafgen, Inc. (a)	77,644	308,247
ZIOPHARM Oncology, Inc. (a)(b)	517,531	3,286,322
		692,496,507
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	98,681	4,919,248
Abiomed, Inc. (a)	166,645	19,659,111
Accuray, Inc. (a)(b)	386,365	1,989,780
Aethlon Medical, Inc. (a)(b)	20,809	78,034
Akers Biosciences, Inc. (a)(b)	12,000	15,600
Alere, Inc. (a)	372,754	14,276,478
Align Technology, Inc. (a)	311,125	31,971,205
Allied Healthcare Products, Inc. (a)	2,477	4,607
Alliqua Biomedical, Inc. (a)(b)	63,749	30,918
Alphatec Holdings, Inc. (a)	44,081	148,553
Amedica Corp. (a)(b)	45,747	17,750
Analogic Corp.	56,318	4,637,787
Angiodynamics, Inc. (a)(b)	141,600	2,315,160
Anika Therapeutics, Inc. (a)(b)	64,722	3,028,342
Antares Pharma, Inc. (a)	600,040	1,476,098
Apollo Endosurgery, Inc. (a)(b)	813	8,179
Atossa Genetics, Inc. (a)(b)	5,394	7,767
Atricure, Inc. (a)(b)	137,373	2,507,057
Atrion Corp.	6,025	2,940,501
Avinger, Inc. (a)(b)	84,296	214,955
AxoGen, Inc. (a)	116,552	1,217,968
BioLase Technology, Inc. (a)	142,344	207,822
BioLife Solutions, Inc. (a)(b)	69,384	134,605
Bovie Medical Corp. (a)	92,879	296,284
Cantel Medical Corp.	157,446	12,927,891
Cardiovascular Systems, Inc. (a)	142,913	4,058,729
CAS Medical Systems, Inc. (a)(b)	6,117	8,931
Cerus Corp. (a)(b)	442,280	1,853,153
Cesca Therapeutics, Inc. (a)(b)	3,165	9,400
Chembio Diagnostics, Inc. (a)(b)	41,523	244,986
Cogentix Medical, Inc. (a)	158,919	333,730
ConforMis, Inc. (a)(b)	157,069	790,057
CONMED Corp.	112,423	4,679,045
Corindus Vascular Robotics, Inc. (a)(b)	318,995	255,196
Cryolife, Inc. (a)	115,652	1,850,432
Cutera, Inc. (a)	50,450	1,029,180
Cynosure, Inc. Class A (a)(b)	101,706	6,712,596
CytoSorbents Corp. (a)(b)	88,558	500,353
Delcath Systems, Inc. (a)	1,996	274
DexCom, Inc. (a)(b)	354,205	27,684,663
Dextera Surgical, Inc. (a)	25,108	29,125
Dynatronics Corp. (a)(b)	3,425	9,590
Ekso Bionics Holdings, Inc. (a)(b)	67,474	213,893
Electromed, Inc. (a)	18,483	90,567
Endologix, Inc. (a)(b)	345,834	2,285,963
Entellus Medical, Inc. (a)(b)	52,720	733,862
EnteroMedics, Inc. (a)(b)	307	1,953
Exactech, Inc. (a)	45,189	1,098,093
Fonar Corp. (a)	28,662	530,247
Genmark Diagnostics, Inc. (a)(b)	196,224	2,221,256
Glaukos Corp. (a)(b)	52,451	2,386,521
Globus Medical, Inc. (a)(b)	304,415	8,465,781
Haemonetics Corp. (a)	218,654	8,162,354
Halyard Health, Inc. (a)(b)	208,542	8,145,651
Hill-Rom Holdings, Inc.	252,472	16,776,764
ICU Medical, Inc. (a)	62,079	9,336,682
Inogen, Inc. (a)	66,697	4,576,748
InspireMD, Inc. (a)(b)	394	926
Insulet Corp. (a)(b)	245,364	10,688,056
Integer Holdings Corp. (a)	117,007	4,229,803
Integra LifeSciences Holdings Corp. (a)(b)	252,956	10,811,339
Invacare Corp.	128,531	1,555,225
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	513,442
Invuity, Inc. (a)(b)	46,878	367,992
IRadimed Corp. (a)(b)	17,654	147,411
iRhythm Technologies, Inc. (b)	43,385	1,671,190
Iridex Corp. (a)	22,946	363,465
K2M Group Holdings, Inc. (a)(b)	147,852	2,964,433
Kewaunee Scientific Corp.	5,250	132,563
Lantheus Holdings, Inc. (a)	86,286	1,104,461
LeMaitre Vascular, Inc.	55,211	1,222,372
LivaNova PLC (a)(b)	184,089	9,278,086
Masimo Corp. (a)	185,950	16,802,442
Meridian Bioscience, Inc.	201,601	2,590,573
Merit Medical Systems, Inc. (a)	190,307	5,861,456
MGC Diagnostics Corp.	3,151	31,226
Microbot Medical, Inc. (a)(b)	30,945	210,117
Milestone Scientific, Inc. (a)(b)	45,410	68,115
Misonix, Inc. (a)(b)	18,363	183,630
Natus Medical, Inc. (a)	141,594	5,242,518
Neogen Corp. (a)	163,478	10,603,183
NeuroMetrix, Inc. (a)(b)	6,742	4,079
Nevro Corp. (a)(b)	95,697	9,185,955
NuVasive, Inc. (a)(b)	217,518	16,261,646
Nuvectra Corp. (a)	32,436	240,675
NxStage Medical, Inc. (a)	252,213	7,203,203
OraSure Technologies, Inc. (a)	230,100	2,579,421
Orthofix International NV (a)	75,792	2,706,532
Penumbra, Inc. (a)(b)	109,863	8,437,478
PhotoMedex, Inc. (a)(b)	12,583	27,431
Presbia PLC (a)	11,158	36,375
Presbia PLC rights 3/8/17 (a)(b)	11,158	2,901
Pulse Biosciences, Inc. (b)	23,721	318,810
Quidel Corp. (a)	119,955	2,519,055
ResMed, Inc. (b)	600,597	43,261,002
Retractable Technologies, Inc. (a)(b)	36,514	37,244
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,109,069
Roka Bioscience, Inc. (a)	1,791	7,988
RTI Biologics, Inc. (a)	228,763	857,861
Seaspine Holdings Corp. (a)	35,570	252,191
Second Sight Medical Products, Inc. (a)(b)	63,760	106,479
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	63,760	1
Sientra, Inc. (a)(b)	46,108	448,631
Staar Surgical Co. (a)(b)	117,470	1,168,827
Steris PLC	366,449	25,699,068
STRATA Skin Sciences, Inc. (a)(b)	11,736	6,983
Sunshine Heart, Inc. (a)	1,359	6,061
SurModics, Inc. (a)	57,901	1,433,050
Synergetics U.S.A., Inc. (a)	76,412	14,518
Tactile Systems Technology, Inc. (b)	14,427	291,858
Tandem Diabetes Care, Inc. (a)(b)	83,217	199,721
TearLab Corp. (a)(b)	10,020	51,503
Teleflex, Inc.	184,965	35,361,609
The Spectranetics Corp. (a)(b)	189,127	5,262,459
TransEnterix, Inc. (a)(b)	303,304	397,328
Unilife Corp. (a)(b)	60,284	115,142
Utah Medical Products, Inc.	15,694	971,459
Vermillion, Inc. (a)(b)	65,547	151,414
ViewRay, Inc. (a)(b)	32,797	172,184
Viveve Medical, Inc. (b)	30,145	132,939
VolitionRx Ltd. (a)(b)	100,890	445,934
West Pharmaceutical Services, Inc.	307,529	25,361,917
Wright Medical Group NV (a)(b)	430,208	11,994,199
Zeltiq Aesthetics, Inc. (a)(b)	150,183	8,314,131
Zosano Pharma Corp. (a)	4,787	12,829
		519,920,659
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	40,868	374,760
Acadia Healthcare Co., Inc. (a)(b)	318,630	14,249,134
Aceto Corp.	125,041	1,918,129
Adcare Health Systems, Inc. (a)	40,556	54,751
Addus HomeCare Corp. (a)	29,838	960,784
Adeptus Health, Inc. Class A (a)(b)	59,436	401,193
Air Methods Corp. (a)(b)	140,691	5,325,154
Alliance Healthcare Services, Inc. (a)	38,536	398,848
Almost Family, Inc. (a)	48,270	2,396,606
Amedisys, Inc. (a)(b)	120,344	5,802,988
American Renal Associates Holdings, Inc. (b)	46,377	1,048,120
American Shared Hospital Services (a)	115	466
AMN Healthcare Services, Inc. (a)(b)	200,267	8,240,987
BioScrip, Inc. (a)(b)	530,489	801,038
BioTelemetry, Inc. (a)	124,954	3,180,079
Brookdale Senior Living, Inc. (a)	779,804	11,229,178
Caladrius Biosciences, Inc. (a)(b)	17,378	87,064
Capital Senior Living Corp. (a)(b)	114,940	1,930,992
Chemed Corp.	67,776	12,101,405
Civitas Solutions, Inc. (a)	72,322	1,337,957
Community Health Systems, Inc. (a)(b)	477,915	4,659,671
Corvel Corp. (a)	44,212	1,786,165
Cross Country Healthcare, Inc. (a)	142,947	2,211,390
Digirad Corp.	52,208	274,092
Diplomat Pharmacy, Inc. (a)(b)	182,194	2,468,729
Diversicare Healthcare Services, Inc.	13,755	134,249
Five Star Quality Care, Inc. (a)	200,855	461,967
Genesis HealthCare, Inc. Class A (a)	122,459	394,318
HealthEquity, Inc. (a)	180,654	7,894,580
HealthSouth Corp. (b)	390,957	16,545,300
Hooper Holmes, Inc. (a)(b)	8,570	7,207
InfuSystems Holdings, Inc. (a)	46,642	102,612
Interpace Diagnostics Group, Inc. (a)(b)	1,928	5,360
Kindred Healthcare, Inc.	383,129	3,448,161
Landauer, Inc.	39,153	2,045,744
LHC Group, Inc. (a)	64,123	3,079,186
LifePoint Hospitals, Inc. (a)(b)	171,801	11,003,854
Magellan Health Services, Inc. (a)	97,206	6,721,795
MEDNAX, Inc. (a)(b)	385,751	27,461,614
Molina Healthcare, Inc. (a)(b)	177,738	8,622,070
National Healthcare Corp.	53,157	3,966,575
National Research Corp. Class A	28,515	531,805
Owens & Minor, Inc.	258,241	9,317,335
PharMerica Corp. (a)	129,707	3,190,792
Premier, Inc. (a)(b)	220,638	6,934,652
Providence Service Corp. (a)	51,522	2,092,824
Psychemedics Corp.	24,573	522,176
Quorum Health Corp. (a)(b)	123,157	1,052,992
RadNet, Inc. (a)	138,775	825,711
Select Medical Holdings Corp. (a)	443,133	6,381,115
Sharps Compliance Corp. (a)(b)	38,932	181,423
SunLink Health Systems, Inc. (a)	19,190	30,704
Surgery Partners, Inc. (a)(b)	80,397	1,808,933
Surgical Care Affiliates, Inc. (a)	118,457	6,718,881
Teladoc, Inc. (a)(b)	150,848	3,326,198
Tenet Healthcare Corp. (a)(b)	386,038	7,450,533
The Ensign Group, Inc.	199,453	3,757,695
Tivity Health, Inc. (a)(b)	134,661	3,891,703
Triple-S Management Corp. (a)(b)	94,940	1,772,530
U.S. Physical Therapy, Inc.	50,320	3,806,708
Universal American Spin Corp. (a)	221,846	2,207,368
VCA, Inc. (a)	343,141	31,191,517
Wellcare Health Plans, Inc. (a)	185,706	26,221,687
		298,349,554
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	797,527	9,713,879
Arrhythmia Research Technology, Inc. (a)	9,913	39,652
athenahealth, Inc. (a)(b)	165,050	19,464,347
Castlight Health, Inc. Class B (a)(b)	169,886	603,095
Computer Programs & Systems, Inc. (b)	45,217	1,216,337
Connecture, Inc. (a)(b)	29,490	56,621
Evolent Health, Inc. (a)(b)	74,976	1,477,027
HealthStream, Inc. (a)(b)	109,089	2,669,408
HMS Holdings Corp. (a)	371,818	6,926,969
HTG Molecular Diagnostics (a)(b)	19,859	54,215
iCAD, Inc. (a)	51,129	192,245
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,461,496
Medidata Solutions, Inc. (a)(b)	235,569	13,173,018
Omnicell, Inc. (a)	150,731	5,731,546
Quality Systems, Inc. (a)	196,746	3,002,344
Rennova Health, Inc. (a)(b)	618	1,112
Simulations Plus, Inc.	44,648	430,853
Streamline Health Solutions, Inc. (a)	74,551	93,934
Tabula Rasa HealthCare, Inc.	15,550	220,344
Veeva Systems, Inc. Class A (a)	426,164	18,619,105
Vocera Communications, Inc. (a)	109,046	2,256,162
		89,403,709
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,911,488
Albany Molecular Research, Inc. (a)(b)	96,920	1,450,892
Bio-Rad Laboratories, Inc. Class A (a)(b)	86,681	16,871,590
Bio-Techne Corp.	156,301	16,617,922
Bioanalytical Systems, Inc. (a)	4,687	7,593
Bruker Corp.	458,327	11,068,597
Cambrex Corp. (a)	131,767	7,425,070
Charles River Laboratories International, Inc. (a)	203,176	17,670,217
ChromaDex, Inc. (a)(b)	68,981	190,388
CombiMatrix Corp. (a)(b)	922	4,287
Enzo Biochem, Inc. (a)	158,649	1,023,286
Fluidigm Corp. (a)(b)	119,521	784,058
Harvard Bioscience, Inc. (a)	111,418	311,970
INC Research Holdings, Inc. Class A (a)	228,333	9,966,735
Luminex Corp. (b)	172,073	3,197,116
Medpace Holdings, Inc.	29,956	867,226
Nanostring Technologies, Inc. (a)(b)	57,423	1,083,572
NeoGenomics, Inc. (a)(b)	214,850	1,733,840
Pacific Biosciences of California, Inc. (a)(b)	358,931	1,812,602
PAREXEL International Corp. (a)(b)	221,017	14,297,590
PRA Health Sciences, Inc. (a)	161,693	9,541,504
pSivida Corp. (a)(b)	97,016	169,778
Quintiles Transnational Holdings, Inc. (a)	570,505	44,151,382
VWR Corp. (a)(b)	367,356	10,322,704
		173,481,407
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	385,694
Achaogen, Inc. (a)(b)	104,598	2,452,823
Aclaris Therapeutics, Inc. (a)	60,308	1,883,419
Adamis Pharmaceuticals Corp. (a)(b)	43,533	150,189
Aerie Pharmaceuticals, Inc. (a)(b)	140,394	6,647,656
Agile Therapeutics, Inc. (a)(b)	73,763	163,754
Akorn, Inc. (a)(b)	372,666	7,755,179
Alimera Sciences, Inc. (a)(b)	102,415	132,115
Amphastar Pharmaceuticals, Inc. (a)	158,581	2,453,248
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	149,476
ANI Pharmaceuticals, Inc. (a)(b)	33,859	2,000,051
ANI Pharmaceuticals, Inc. rights (a)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	53,067
Aradigm Corp. (a)	6,822	13,303
Aratana Therapeutics, Inc. (a)(b)	132,799	877,801
Assembly Biosciences, Inc. (a)(b)	65,478	1,365,871
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (b)	74,833	4,588,760
Axsome Therapeutics, Inc. (a)(b)	27,645	125,785
Bio Path Holdings, Inc. (a)(b)	346,086	283,133
Biodelivery Sciences International, Inc. (a)(b)	266,001	532,002
Catalent, Inc. (a)	531,126	15,243,316
Cempra, Inc. (a)(b)	210,034	714,116
Clearside Biomedical, Inc.	56,066	440,118
Collegium Pharmaceutical, Inc. (a)(b)	73,478	974,318
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	331,774
Corcept Therapeutics, Inc. (a)(b)	338,073	3,039,276
Corium International, Inc. (a)(b)	48,507	186,752
Cumberland Pharmaceuticals, Inc. (a)	33,632	190,021
CymaBay Therapeutics, Inc. (a)	70,792	249,896
DepoMed, Inc. (a)(b)	256,671	4,206,838
Dermira, Inc. (a)	115,936	3,905,884
Dipexium Pharmaceuticals, Inc. (a)(b)	35,432	38,975
Durect Corp. (a)(b)	559,539	576,325
Egalet Corp. (a)(b)	55,293	273,147
Endocyte, Inc. (a)(b)	136,613	280,057
Evoke Pharma, Inc. (a)(b)	15,864	52,193
Flex Pharma, Inc. (a)(b)	43,126	179,835
Heska Corp. (a)	28,264	2,621,203
Horizon Pharma PLC (a)(b)	676,188	10,852,817
Impax Laboratories, Inc. (a)	335,760	4,784,580
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	26,457
Innoviva, Inc. (a)(b)	359,646	4,153,911
Intersect ENT, Inc. (a)	111,651	1,518,454
Intra-Cellular Therapies, Inc. (a)(b)	141,086	1,841,172
Jaguar Animal Health, Inc. (a)(b)	27,742	33,013
Jazz Pharmaceuticals PLC (a)	253,776	33,655,773
Juniper Pharmaceuticals, Inc. (a)	42,963	212,667
KemPharm, Inc. (a)(b)	54,249	222,421
Lannett Co., Inc. (a)(b)	124,119	2,730,618
Lipocine, Inc. (a)(b)	61,637	244,083
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	50,307
MyoKardia, Inc. (a)(b)	66,562	808,728
Nektar Therapeutics (a)(b)	685,488	8,966,183
Neos Therapeutics, Inc. (a)(b)	42,886	257,316
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	22,483
Novan, Inc. (b)	36,199	204,886
Ocera Therapeutics, Inc. (a)(b)	41,015	27,070
Ocular Therapeutix, Inc. (a)(b)	75,176	626,968
Omeros Corp. (a)(b)	175,766	2,139,072
Orexigen Therapeutics, Inc. (a)(b)	43,174	184,353
Pacira Pharmaceuticals, Inc. (a)(b)	166,651	7,282,649
Pain Therapeutics, Inc. (a)	144,997	82,967
Paratek Pharmaceuticals, Inc. (a)	73,764	1,102,772
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	100,197
Phibro Animal Health Corp. Class A	81,527	2,270,527
Prestige Brands Holdings, Inc. (a)	222,947	12,623,259
Reata Pharmaceuticals, Inc. (b)	30,813	781,110
Repros Therapeutics, Inc. (a)(b)	95,900	114,121
Revance Therapeutics, Inc. (a)(b)	90,833	1,907,493
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	75,812
SciClone Pharmaceuticals, Inc. (a)	209,149	2,070,575
SCYNEXIS, Inc. (a)(b)	102,549	338,412
Sonoma Pharmaceuticals, Inc. (a)	13,177	92,898
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	103,601	1,217,312
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	5,759,370
Teligent, Inc. (a)(b)	171,245	1,224,402
Tetraphase Pharmaceuticals, Inc. (a)	157,483	814,187
The Medicines Company (a)(b)	291,663	15,288,974
TherapeuticsMD, Inc. (a)(b)	746,255	4,686,481
Theravance Biopharma, Inc. (a)(b)	159,413	4,881,226
Titan Pharmaceuticals, Inc. (a)(b)	68,182	255,683
VIVUS, Inc. (a)(b)	380,623	426,298
WAVE Life Sciences (a)(b)	37,067	1,115,717
Zogenix, Inc. (a)(b)	100,903	1,044,346
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	1,033,019
		205,670,510

TOTAL HEALTH CARE		1,979,322,346

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	137,004	4,715,678
Aerojet Rocketdyne Holdings, Inc. (a)	302,114	5,857,990
AeroVironment, Inc. (a)(b)	92,122	2,489,136
Air Industries Group, Inc. (a)	217	857
Arotech Corp. (a)	107,505	419,270
Astronics Corp. (a)	86,881	2,911,382
Astronics Corp. Class B (b)	7,288	249,468
Astrotech Corp. (a)(b)	39,511	62,822
BE Aerospace, Inc.	422,427	26,866,357
BWX Technologies, Inc.	425,731	19,770,948
CPI Aerostructures, Inc. (a)(b)	20,017	154,131
Cubic Corp.	108,530	5,703,252
Curtiss-Wright Corp.	182,417	17,845,855
DigitalGlobe, Inc. (a)	261,135	8,264,923
Ducommun, Inc. (a)	49,143	1,514,096
Engility Holdings, Inc. (a)	78,098	2,445,248
Esterline Technologies Corp. (a)(b)	125,296	11,138,814
HEICO Corp.	87,926	7,223,121
HEICO Corp. Class A	160,544	11,390,597
Hexcel Corp. (b)	384,219	21,124,361
Huntington Ingalls Industries, Inc.	193,617	42,305,315
Innovative Solutions & Support, Inc. (a)	34,266	107,595
KEYW Holding Corp. (a)(b)	187,901	1,863,978
KLX, Inc. (a)	224,831	11,317,993
Kratos Defense & Security Solutions, Inc. (a)(b)	243,773	2,011,127
LMI Aerospace, Inc. (a)	54,403	748,585
Mercury Systems, Inc. (a)	197,290	7,370,754
Micronet Enertec Technologies, Inc. (a)	8,571	11,399
Moog, Inc. Class A (a)	139,561	9,431,532
National Presto Industries, Inc. (b)	22,481	2,239,108
Orbital ATK, Inc.	243,874	22,538,835
SIFCO Industries, Inc. (a)	8,947	80,076
Sparton Corp. (a)	38,996	904,317
Spirit AeroSystems Holdings, Inc. Class A	510,021	31,422,394
Taser International, Inc. (a)(b)	221,441	5,684,390
Teledyne Technologies, Inc. (a)	150,350	19,757,494
Triumph Group, Inc.	207,553	5,769,973
Vectrus, Inc. (a)	43,256	1,047,228
Wesco Aircraft Holdings, Inc. (a)	255,497	3,091,514
		317,851,913
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	23,651
Air Transport Services Group, Inc. (a)	208,972	3,556,703
Atlas Air Worldwide Holdings, Inc. (a)	110,896	6,304,438
Echo Global Logistics, Inc. (a)(b)	112,314	2,454,061
Forward Air Corp.	135,469	6,712,489
Hub Group, Inc. Class A (a)	143,233	7,233,267
Park-Ohio Holdings Corp.	35,640	1,591,326
Radiant Logistics, Inc. (a)	114,943	643,681
XPO Logistics, Inc. (a)(b)	335,941	17,129,632
		45,649,248
Airlines - 0.4%
Allegiant Travel Co.	55,737	9,703,812
Hawaiian Holdings, Inc. (a)	220,896	10,746,590
JetBlue Airways Corp. (a)	1,331,436	26,575,463
SkyWest, Inc.	234,084	8,228,053
Spirit Airlines, Inc. (a)	287,546	15,012,777
		70,266,695
Building Products - 1.1%
A.O. Smith Corp.	617,131	31,078,717
AAON, Inc.	162,783	5,477,648
Advanced Drain Systems, Inc. Del	158,188	3,488,045
American Woodmark Corp. (a)	60,060	5,192,187
Apogee Enterprises, Inc. (b)	124,252	7,104,729
Armstrong World Industries, Inc. (a)(b)	218,003	10,028,138
Builders FirstSource, Inc. (a)	357,500	4,626,050
Continental Building Products, Inc. (a)	175,679	4,295,352
CSW Industrials, Inc. (a)	65,607	2,434,020
GCP Applied Technologies, Inc. (a)	311,495	8,207,893
Gibraltar Industries, Inc. (a)(b)	132,516	5,492,788
GMS, Inc. (b)	36,631	1,101,860
Griffon Corp.	137,012	3,445,852
Insteel Industries, Inc.	70,957	2,562,967
Lennox International, Inc.	159,485	26,254,421
Masonite International Corp. (a)	125,788	9,824,043
NCI Building Systems, Inc. (a)	175,187	2,802,992
Owens Corning	480,487	28,103,685
Patrick Industries, Inc. (a)	63,729	5,088,761
PGT, Inc. (a)(b)	209,632	2,106,802
Ply Gem Holdings, Inc. (a)(b)	91,867	1,598,486
Quanex Building Products Corp.	151,050	2,953,028
Simpson Manufacturing Co. Ltd.	177,509	7,661,288
Trex Co., Inc. (a)	121,992	8,296,676
Universal Forest Products, Inc.	87,029	8,338,248
USG Corp. (a)(b)	380,263	12,826,271
		210,390,947
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,090,018
ACCO Brands Corp. (a)	458,817	6,148,148
Acme United Corp.	1,357	35,078
ADS Waste Holdings, Inc.	102,195	2,236,027
Amrep Corp. (a)	2,745	16,607
Aqua Metals, Inc. (a)(b)	51,237	873,078
ARC Document Solutions, Inc. (a)	152,363	612,499
Avalon Holdings Corp. Class A (a)	128	356
Brady Corp. Class A	208,792	7,986,294
Casella Waste Systems, Inc. Class A (a)	167,872	1,960,745
CECO Environmental Corp.	121,214	1,369,718
Cemtrex, Inc. (a)(b)	35,054	124,091
Cenveo, Inc. (a)	27,357	152,378
Clean Harbors, Inc. (a)(b)	217,165	12,586,883
Command Security Corp. (a)	4,127	11,019
CompX International, Inc. Class A	729	10,862
Copart, Inc. (a)(b)	424,035	25,077,430
Covanta Holding Corp. (b)	550,688	8,921,146
Deluxe Corp.	204,230	15,029,286
Ecology & Environment, Inc. Class A (b)	5,634	56,340
Ennis, Inc.	112,391	1,837,593
Essendant, Inc.	149,260	2,377,712
Fuel Tech, Inc. (a)(b)	72,552	80,533
G&K Services, Inc. Class A	81,504	7,702,128
Healthcare Services Group, Inc.	311,183	12,876,753
Heritage-Crystal Clean, Inc. (a)	56,848	847,035
Herman Miller, Inc.	257,864	7,684,347
HNI Corp.	188,336	8,629,556
Hudson Technologies, Inc. (a)	146,227	1,046,985
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	26,713
InnerWorkings, Inc. (a)(b)	147,590	1,433,099
Interface, Inc.	279,580	5,284,062
Intersections, Inc. (a)(b)	42,827	158,032
KAR Auction Services, Inc.	579,838	25,988,339
Kimball International, Inc. Class B	155,232	2,545,805
Knoll, Inc.	209,542	4,683,264
LSC Communications, Inc.	113,490	3,225,386
MagneGas Corp. (a)(b)	120,800	57,380
Matthews International Corp. Class A	137,108	9,028,562
McGrath RentCorp.	100,232	3,771,730
Mobile Mini, Inc.	186,025	6,055,114
Msa Safety, Inc.	133,863	9,671,602
Multi-Color Corp.	56,134	4,024,808
NL Industries, Inc. (a)	19,361	114,230
Odyssey Marine Exploration, Inc. (a)(b)	21,390	87,057
Performant Financial Corp. (a)	101,625	182,925
Perma-Fix Environmental Services, Inc. (a)	24,334	71,785
Pitney Bowes, Inc.	765,000	10,434,600
Quad/Graphics, Inc.	135,690	3,683,984
Quest Resource Holding Corp. (a)(b)	36,362	77,451
R.R. Donnelley & Sons Co.	314,030	5,266,283
Rollins, Inc. (b)	417,668	15,269,942
SP Plus Corp. (a)	79,537	2,565,068
Steelcase, Inc. Class A	394,969	6,319,504
Team, Inc. (a)(b)	125,378	4,306,734
Tetra Tech, Inc.	245,125	9,866,281
The Brink's Co.	189,768	10,143,100
TRC Companies, Inc. (a)	102,117	1,046,699
U.S. Ecology, Inc.	93,664	4,753,448
UniFirst Corp.	66,836	8,895,872
Versar, Inc. (a)	11,390	11,732
Viad Corp.	92,139	4,348,961
Virco Manufacturing Co. (a)	17,110	71,007
VSE Corp.	30,956	1,259,290
West Corp.	203,091	4,855,906
		305,966,400
Construction & Engineering - 0.7%
AECOM (a)	639,487	23,245,352
Aegion Corp. (a)	141,758	3,226,412
Ameresco, Inc. Class A (a)	64,825	327,366
Argan, Inc.	59,650	4,109,885
Chicago Bridge & Iron Co. NV (b)	437,751	14,695,301
Comfort Systems U.S.A., Inc.	162,547	6,201,168
Dycom Industries, Inc. (a)(b)	130,787	10,748,076
EMCOR Group, Inc.	255,299	15,695,783
Goldfield Corp.	101,619	736,738
Granite Construction, Inc.	173,385	9,191,139
Great Lakes Dredge & Dock Corp. (a)	240,564	1,046,453
HC2 Holdings, Inc. (a)	149,409	821,750
Ies Holdings, Inc. (a)	36,498	684,338
KBR, Inc.	603,692	9,085,565
Layne Christensen Co. (a)(b)	75,245	718,590
MasTec, Inc. (a)	278,293	10,923,000
MYR Group, Inc. (a)	77,211	2,896,185
Northwest Pipe Co. (a)	38,191	667,961
NV5 Holdings, Inc. (a)	32,951	1,212,597
Orion Group Holdings, Inc. (a)	118,649	1,110,555
Primoris Services Corp.	176,834	4,396,093
Sterling Construction Co., Inc. (a)	97,756	878,826
Tutor Perini Corp. (a)	164,102	4,996,906
Valmont Industries, Inc.	94,553	14,868,459
		142,484,498
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	690,593
American Electric Technologies, Inc. (a)	11,601	22,042
American Superconductor Corp. (a)(b)	49,372	301,663
AZZ, Inc.	113,590	6,662,054
Babcock & Wilcox Enterprises, Inc. (a)	206,668	3,410,022
Broadwind Energy, Inc. (a)	50,197	276,585
Capstone Turbine Corp. (a)(b)	61,006	44,229
Digital Power Corp. (a)(b)	4,632	2,872
Encore Wire Corp.	85,221	4,047,998
Energous Corp. (a)(b)	68,702	1,053,889
Energy Focus, Inc. (a)(b)	31,432	97,125
EnerSys	187,936	14,420,329
Enphase Energy, Inc. (a)(b)	152,367	272,737
EnSync, Inc. (a)(b)	116,581	65,402
Espey Manufacturing & Electronics Corp.	5,358	130,896
FuelCell Energy, Inc. (a)(b)	143,094	221,796
Generac Holdings, Inc. (a)(b)	277,773	10,844,258
General Cable Corp.	226,028	3,774,668
Hubbell, Inc. Class B	214,853	25,485,863
Ideal Power, Inc. (a)(b)	18,012	51,334
LSI Industries, Inc.	102,850	1,016,158
Ocean Power Technologies, Inc. (a)(b)	5,215	13,350
Orion Energy Systems, Inc. (a)(b)	83,634	162,250
Plug Power, Inc. (a)(b)	929,810	1,004,195
Powell Industries, Inc.	39,054	1,274,723
Power Solutions International, Inc. (a)(b)	16,088	85,266
Preformed Line Products Co.	9,836	452,653
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	191,983	14,293,134
Revolution Lighting Technologies, Inc. (a)(b)	14,605	90,843
Sensata Technologies Holding BV (a)	721,975	29,637,074
Sunrun, Inc. (a)(b)	267,146	1,520,061
Thermon Group Holdings, Inc. (a)(b)	139,286	2,808,006
TPI Composites, Inc. (b)	29,894	521,650
Ultralife Corp. (a)	43,594	237,587
Vicor Corp. (a)	64,365	1,045,931
		126,039,238
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	271,167	28,011,551
ITT, Inc.	369,894	15,154,557
Raven Industries, Inc.	151,284	4,470,442
		47,636,550
Machinery - 3.5%
Actuant Corp. Class A	250,824	6,659,377
AGCO Corp.	281,285	17,135,882
Alamo Group, Inc.	44,311	3,329,972
Albany International Corp. Class A	124,228	5,633,740
Allison Transmission Holdings, Inc.	703,299	25,304,698
Altra Industrial Motion Corp.	113,697	4,417,128
American Railcar Industries, Inc. (b)	34,464	1,535,716
ARC Group Worldwide, Inc. (a)	25,827	112,347
Art's-Way Manufacturing Co., Inc. (a)	9,831	37,849
Astec Industries, Inc.	82,659	5,221,569
Barnes Group, Inc.	212,126	10,629,634
Blue Bird Corp. (a)(b)	33,713	573,121
Briggs & Stratton Corp.	186,489	3,990,865
Chart Industries, Inc. (a)(b)	128,521	4,574,062
Chicago Rivet & Machine Co.	772	33,976
CIRCOR International, Inc.	70,709	4,391,736
Colfax Corp. (a)	420,090	15,984,425
Columbus McKinnon Corp. (NY Shares)	93,121	2,403,453
Commercial Vehicle Group, Inc. (a)	112,254	707,200
Crane Co.	208,322	15,059,597
Dmc Global, Inc.	52,475	784,501
Donaldson Co., Inc.	564,856	24,260,565
Douglas Dynamics, Inc.	97,040	3,236,284
Eastern Co.	18,085	349,945
Energy Recovery, Inc. (a)(b)	131,400	1,105,074
EnPro Industries, Inc.	92,743	6,054,263
ESCO Technologies, Inc.	113,837	6,169,965
ExOne Co. (a)(b)	41,005	406,770
Federal Signal Corp.	258,672	3,849,039
Franklin Electric Co., Inc.	165,442	6,932,020
FreightCar America, Inc.	54,073	741,341
Gencor Industries, Inc. (a)	30,519	434,896
Global Brass & Copper Holdings, Inc.	92,327	3,106,804
Gorman-Rupp Co.	73,596	2,291,043
Graco, Inc. (b)	234,559	21,288,575
Graham Corp.	37,894	831,015
Greenbrier Companies, Inc. (b)	114,922	4,832,470
Hardinge, Inc.	38,805	406,288
Harsco Corp.	330,024	4,653,338
Hillenbrand, Inc.	272,222	9,895,270
Hurco Companies, Inc.	23,780	653,950
Hyster-Yale Materials Handling Class A	40,984	2,495,516
IDEX Corp.	325,775	30,033,197
Jason Industries, Inc. (a)	35,118	48,112
John Bean Technologies Corp.	123,335	11,026,149
Joy Global, Inc.	397,468	11,204,623
Kadant, Inc.	49,681	3,075,254
Kennametal, Inc.	331,790	12,306,091
Key Technology, Inc. (a)	12,346	160,498
L.B. Foster Co. Class A	36,564	510,068
Lincoln Electric Holdings, Inc. (b)	261,654	22,033,883
Lindsay Corp. (b)	45,351	3,631,255
LiqTech International, Inc. (a)(b)	90,569	44,379
Lydall, Inc. (a)	75,237	3,814,516
Manitex International, Inc. (a)(b)	52,326	403,957
Manitowoc Co., Inc. (a)(b)	602,455	3,662,926
Meritor, Inc. (a)	363,284	5,939,693
MFRI, Inc. (a)	13,428	108,095
Middleby Corp. (a)(b)	241,915	33,556,030
Milacron Holdings Corp. (a)(b)	125,873	2,285,854
Miller Industries, Inc.	42,091	1,052,275
Mueller Industries, Inc.	241,708	10,108,229
Mueller Water Products, Inc. Class A	680,471	8,431,036
Navistar International Corp. New (a)(b)	282,246	7,629,109
NN, Inc.	109,273	2,196,387
Nordson Corp.	225,907	27,117,876
Omega Flex, Inc.	17,877	811,616
Oshkosh Corp.	310,557	21,083,715
Proto Labs, Inc. (a)(b)	102,324	5,586,890
RBC Bearings, Inc. (a)	104,850	9,782,505
Rexnord Corp. (a)	436,519	9,677,626
SPX Corp. (a)	179,809	4,743,361
SPX Flow, Inc. (a)	175,141	5,954,794
Standex International Corp.	53,793	5,137,232
Sun Hydraulics Corp.	104,684	3,873,308
Supreme Industries, Inc. Class A	47,294	924,598
Taylor Devices, Inc. (a)	3,820	55,237
Tennant Co.	76,781	5,393,865
Terex Corp.	442,231	13,815,296
The L.S. Starrett Co. Class A	20,536	225,896
Timken Co.	285,949	12,638,946
Titan International, Inc.	175,439	2,322,812
Toro Co.	460,091	27,702,079
TriMas Corp. (a)	189,278	4,173,580
Trinity Industries, Inc.	638,470	17,136,535
Twin Disc, Inc. (a)	30,909	565,635
Wabash National Corp. (b)	259,988	5,498,746
WABCO Holdings, Inc. (a)	219,513	24,646,920
Wabtec Corp. (b)	371,969	29,802,156
Watts Water Technologies, Inc. Class A	128,748	8,233,435
Woodward, Inc.	239,039	16,840,298
WSI Industries, Inc. (a)(b)	5,668	16,154
Xerium Technologies, Inc. (a)	47,721	245,286
		669,783,292
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	31,264	362,037
Kirby Corp. (a)(b)	222,344	15,386,205
Matson, Inc.	176,540	5,990,002
Rand Logistics, Inc. (a)	41,510	31,133
		21,769,377
Professional Services - 1.1%
Acacia Research Corp. (a)	201,733	1,180,138
Advisory Board Co. (a)(b)	168,033	7,561,485
Barrett Business Services, Inc.	30,306	1,940,493
BG Staffing, Inc.	22,343	292,917
CBIZ, Inc. (a)	268,820	3,575,306
CDI Corp. (a)	54,937	502,674
CEB, Inc.	141,077	10,940,521
Cogint, Inc. (a)(b)	131,602	480,347
CRA International, Inc.	36,975	1,325,924
DLH Holdings Corp. (a)	2,300	12,765
Exponent, Inc.	109,549	6,293,590
Franklin Covey Co. (a)	52,794	947,652
FTI Consulting, Inc. (a)	185,927	7,481,702
General Employment Enterprises, Inc. (a)(b)	3,794	17,490
GP Strategies Corp. (a)	66,351	1,635,552
Heidrick & Struggles International, Inc.	77,248	1,888,714
Hill International, Inc. (a)	138,135	683,768
Hudson Global, Inc.	74,637	79,862
Huron Consulting Group, Inc. (a)	92,323	4,011,434
ICF International, Inc. (a)	90,289	3,877,913
IHS Markit Ltd. (a)	1,376,034	54,766,153
Insperity, Inc.	79,486	6,617,210
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,685,563
Kforce, Inc.	100,831	2,596,398
Korn/Ferry International	251,900	7,786,229
Lightbridge Corp. (a)(b)	12,874	13,260
Manpower, Inc.	279,114	27,085,223
Marathon Patent Group, Inc. (a)(b)	29,824	41,754
Mastech Digital, Inc. (a)	3,140	20,724
MISTRAS Group, Inc. (a)	72,071	1,623,039
Navigant Consulting, Inc. (a)	207,969	4,845,678
On Assignment, Inc. (a)	208,407	9,834,726
Pendrell Corp. (a)	55,317	363,986
RCM Technologies, Inc. (a)	26,829	155,608
Resources Connection, Inc.	147,742	2,496,840
RPX Corp. (a)	214,024	2,300,758
Spherix, Inc. (a)(b)	4,801	5,377
TransUnion Holding Co., Inc. (a)	431,324	15,997,807
TriNet Group, Inc. (a)	164,618	4,419,993
TrueBlue, Inc. (a)	180,396	4,681,276
Volt Information Sciences, Inc. (a)	35,427	258,617
WageWorks, Inc. (a)(b)	156,990	12,088,230
Willdan Group, Inc. (a)	29,384	814,524
		216,229,220
Road & Rail - 0.7%
AMERCO	23,456	9,061,053
ArcBest Corp.	99,747	2,927,574
Avis Budget Group, Inc. (a)	377,288	13,046,619
Celadon Group, Inc. (b)	115,770	931,949
Covenant Transport Group, Inc. Class A (a)	52,825	1,058,613
Genesee & Wyoming, Inc. Class A (a)	254,574	18,874,116
Heartland Express, Inc. (b)	226,325	4,693,981
Knight Transportation, Inc.	294,681	9,636,069
Landstar System, Inc.	171,575	14,892,710
Marten Transport Ltd.	99,587	2,444,861
Old Dominion Freight Lines, Inc.	290,724	26,676,834
P.A.M. Transportation Services, Inc. (a)	12,026	219,234
Patriot Transportation Holding, Inc. (a)	5,823	133,056
Roadrunner Transportation Systems, Inc. (a)	119,733	902,787
Saia, Inc. (a)	106,007	5,125,438
Swift Transporation Co. (a)(b)	336,535	7,309,540
U.S.A. Truck, Inc. (a)(b)	31,657	301,058
Universal Logistics Holdings I	36,649	500,259
Werner Enterprises, Inc. (b)	184,143	5,156,004
YRC Worldwide, Inc. (a)	143,374	1,840,922
		125,732,677
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)(b)	740	7,363
Air Lease Corp. Class A	410,099	15,965,154
Aircastle Ltd.	248,136	5,962,708
Applied Industrial Technologies, Inc.	164,440	10,367,942
Beacon Roofing Supply, Inc. (a)	250,530	11,384,083
BlueLinx Corp. (a)	7,336	50,105
BMC Stock Holdings, Inc. (a)(b)	208,057	4,369,197
CAI International, Inc. (a)	69,862	1,080,765
DXP Enterprises, Inc. (a)	67,444	2,360,540
Empire Resources, Inc.	161	898
GATX Corp. (b)	164,158	9,534,297
General Finance Corp. (a)	1,148	5,797
H&E Equipment Services, Inc.	129,261	3,391,809
HD Supply Holdings, Inc. (a)	833,467	35,839,081
Herc Holdings, Inc. (a)	104,966	5,425,693
Houston Wire & Cable Co.	69,133	463,191
Huttig Building Products, Inc. (a)	27,411	182,557
Kaman Corp. (b)	123,042	6,369,884
Lawson Products, Inc. (a)	23,255	643,001
MRC Global, Inc. (a)	404,570	8,176,360
MSC Industrial Direct Co., Inc. Class A	185,720	18,681,575
Neff Corp. (a)	77,537	1,209,577
Nexeo Solutions, Inc. (a)(b)	267,934	2,481,069
Now, Inc. (a)(b)	449,797	8,609,115
Rush Enterprises, Inc. Class A (a)(b)	147,785	5,095,627
SiteOne Landscape Supply, Inc. (b)	90,003	3,529,018
Textainer Group Holdings Ltd. (b)	128,344	2,021,418
Titan Machinery, Inc. (a)(b)	71,633	1,013,607
Transcat, Inc. (a)	4,785	57,899
Triton International Ltd.	134,512	3,323,792
Univar, Inc. (a)	424,322	13,663,168
Veritiv Corp. (a)(b)	41,732	2,322,386
Watsco, Inc.	108,782	16,129,107
WESCO International, Inc. (a)	170,252	11,832,514
Willis Lease Finance Corp. (a)	19,324	491,216
		212,041,513
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	314,284	24,181,011

TOTAL INDUSTRIALS		2,536,022,579

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	213,624	4,518,148
Aerohive Networks, Inc. (a)(b)	105,859	502,830
Applied Optoelectronics, Inc. (a)(b)	69,061	3,171,281
Arista Networks, Inc. (a)(b)	172,011	20,467,589
Arris International PLC (a)	801,612	20,681,590
Aviat Networks, Inc. (a)	16,520	256,060
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,152,576
Black Box Corp.	60,284	542,556
Brocade Communications Systems, Inc.	1,680,075	20,681,723
CalAmp Corp. (a)(b)	157,687	2,556,106
Calix Networks, Inc. (a)	185,025	1,276,673
Ciena Corp. (a)(b)	575,464	15,157,722
Clearfield, Inc. (a)(b)	45,932	750,988
ClearOne, Inc.	17,545	200,013
CommScope Holding Co., Inc. (a)	805,979	30,667,501
Communications Systems, Inc.	9,294	40,708
Comtech Telecommunications Corp.	95,819	1,093,295
Dasan Zhone Solutions, Inc. (a)	84,494	90,409
Digi International, Inc. (a)	105,508	1,297,748
EchoStar Holding Corp. Class A (a)	202,449	10,784,458
EMCORE Corp.	119,065	1,065,632
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	483,497	3,021,856
Finisar Corp. (a)(b)	464,467	15,550,355
Harmonic, Inc. (a)(b)	335,888	1,813,795
Infinera Corp. (a)(b)	601,987	6,531,559
InfoSonics Corp. (a)	41,938	25,494
InterDigital, Inc.	140,764	11,831,214
Inventergy Global, Inc. (a)(b)	2,324	1,164
Ixia (a)	264,926	5,192,550
KVH Industries, Inc. (a)	48,623	488,661
Lantronix, Inc. (a)	2,994	8,473
Lumentum Holdings, Inc. (a)	228,589	10,492,235
MRV Communications, Inc. (a)	14,786	113,852
NETGEAR, Inc. (a)	140,240	7,685,152
NetScout Systems, Inc. (a)	397,566	14,690,064
Oclaro, Inc. (a)(b)	514,809	4,375,877
Optical Cable Corp. (a)	11,466	39,558
Palo Alto Networks, Inc. (a)(b)	384,162	58,354,208
Parkervision, Inc. (a)(b)	61,776	130,347
PC-Tel, Inc.	66,388	371,773
Plantronics, Inc.	139,292	7,460,480
Relm Wireless Corp.	69,394	350,440
Resonant, Inc. (a)(b)	9,244	44,001
ShoreTel, Inc. (a)	323,573	2,103,225
Sonus Networks, Inc. (a)	207,458	1,224,002
Technical Communications Corp. (a)(b)	2,835	7,229
Tessco Technologies, Inc.	22,372	317,682
Ubiquiti Networks, Inc. (a)(b)	104,933	5,156,408
ViaSat, Inc. (a)(b)	216,792	14,923,961
Viavi Solutions, Inc. (a)	994,806	9,967,956
Westell Technologies, Inc. Class A (a)	150,024	105,767
xG Technology, Inc. (a)(b)	3,477	5,459
		319,340,403
Electronic Equipment & Components - 3.1%
ADDvantage Technologies Group, Inc. (a)	11,928	21,351
Agilysys, Inc. (a)	51,105	465,056
Anixter International, Inc. (a)	125,022	10,414,333
Applied DNA Sciences, Inc. (a)(b)	58,908	108,980
Arrow Electronics, Inc. (a)	375,393	27,103,375
Avnet, Inc.	542,919	25,017,708
AVX Corp.	269,889	4,188,677
Badger Meter, Inc.	128,072	4,687,435
Belden, Inc.	174,502	12,328,566
Benchmark Electronics, Inc. (a)	214,695	6,677,015
Cardtronics PLC	187,655	8,271,832
CDW Corp.	670,867	39,514,066
ClearSign Combustion Corp. (a)(b)	63,125	246,188
Cognex Corp.	363,521	27,922,048
Coherent, Inc. (a)(b)	102,395	18,695,279
Control4 Corp. (a)	71,474	1,067,107
CTS Corp.	132,796	2,908,232
CUI Global, Inc. (a)(b)	87,433	552,577
Daktronics, Inc.	164,465	1,541,037
Dell Technologies, Inc. (a)	940,234	59,695,457
Digital Ally, Inc. (a)(b)	15,000	69,750
Dolby Laboratories, Inc. Class A	239,530	11,710,622
Dynasil Corp. of America (a)	9,408	11,196
Echelon Corp. (a)	10,844	52,593
Electro Scientific Industries, Inc. (a)	117,839	787,165
eMagin Corp. (a)(b)	60,537	133,181
ePlus, Inc. (a)	28,412	3,606,903
Fabrinet (a)	156,736	6,512,381
FARO Technologies, Inc. (a)	66,952	2,309,844
Fitbit, Inc. (a)(b)	591,505	3,673,246
Frequency Electronics, Inc. (a)	18,354	203,546
Giga-Tronics, Inc. (a)	16,884	14,689
I. D. Systems Inc. (a)	39,946	234,084
Identiv, Inc. (a)	40,037	198,584
IEC Electronics Corp. (a)	18,101	68,241
II-VI, Inc. (a)	232,641	8,282,020
Image Sensing Systems, Inc. (a)	9,763	31,730
Insight Enterprises, Inc. (a)	148,004	6,269,449
Intellicheck Mobilisa, Inc. (a)	10,716	26,469
IntriCon Corp. (a)(b)	8,644	68,720
InvenSense, Inc. (a)(b)	365,652	4,515,802
IPG Photonics Corp. (a)(b)	157,463	18,627,873
Iteris, Inc. (a)	99,280	462,645
Itron, Inc. (a)	150,507	9,737,803
Jabil Circuit, Inc.	793,523	20,242,772
KEMET Corp. (a)	192,709	2,087,038
KEY Tronic Corp. (a)	23,864	173,014
Keysight Technologies, Inc. (a)	713,924	26,843,542
Kimball Electronics, Inc. (a)	122,862	1,978,078
Knowles Corp. (a)(b)	378,763	7,169,984
LGL Group, Inc. (a)	3,009	16,219
LightPath Technologies, Inc. Class A (a)(b)	21,115	49,620
Littelfuse, Inc.	97,101	15,676,956
LRAD Corp.	77,211	122,765
Luna Innovations, Inc. (a)(b)	137,097	253,629
Maxwell Technologies, Inc. (a)(b)	125,294	636,494
Mesa Laboratories, Inc.	14,131	1,766,658
Methode Electronics, Inc. Class A	158,180	6,564,470
MicroVision, Inc. (a)(b)	165,273	264,437
MOCON, Inc.	7,499	146,231
MTS Systems Corp. (b)	73,708	4,050,255
Napco Security Technolgies, Inc. (a)	24,581	212,626
National Instruments Corp.	464,688	14,981,541
Neonode, Inc. (a)(b)	121,979	198,826
NetList, Inc. (a)(b)	140,493	137,725
Novanta, Inc. (a)	134,092	3,258,436
OSI Systems, Inc. (a)(b)	81,512	6,147,635
Par Technology Corp. (a)	27,309	178,874
Park Electrochemical Corp.	84,819	1,621,739
PC Connection, Inc.	76,692	2,052,278
PC Mall, Inc. (a)(b)	33,187	892,730
Perceptron, Inc. (a)(b)	33,349	260,789
Plexus Corp. (a)	144,486	8,101,330
RadiSys Corp. (a)	140,804	537,871
Research Frontiers, Inc. (a)(b)	71,977	120,921
RF Industries Ltd.	13,982	20,274
Richardson Electronics Ltd.	36,856	228,139
Rogers Corp. (a)	76,413	6,304,837
Sanmina Corp. (a)	306,924	11,970,036
ScanSource, Inc. (a)	108,415	4,363,704
Sigmatron International, Inc. (a)	11,463	47,571
Superconductor Technologies, Inc. (a)(b)	3,452	4,108
SYNNEX Corp.	124,015	14,499,834
Systemax, Inc.	37,103	293,114
Tech Data Corp. (a)	151,995	13,223,565
Trimble, Inc. (a)	1,065,878	33,074,194
TTM Technologies, Inc. (a)(b)	359,670	5,812,267
Uni-Pixel, Inc. (a)(b)	176,104	183,148
Universal Display Corp. (b)	187,101	15,875,520
VeriFone Systems, Inc. (a)(b)	464,078	9,592,492
Vishay Intertechnology, Inc.	571,285	9,054,867
Vishay Precision Group, Inc. (a)	49,281	793,424
Wayside Technology Group, Inc.	13,442	239,268
Wireless Telecom Group, Inc. (a)	35,461	56,383
Zebra Technologies Corp. Class A (a)	223,963	20,315,684
		601,732,767
Internet Software & Services - 1.7%
2U, Inc. (a)(b)	177,592	6,490,988
Actua Corp. (a)(b)	161,479	2,212,262
Alarm.com Holdings, Inc. (a)	59,694	1,703,667
Amber Road, Inc. (a)	51,179	385,890
Angie's List, Inc. (a)(b)	174,389	929,493
AppFolio, Inc. (a)(b)	41,000	1,018,850
Apptio, Inc. Class A (b)	53,694	697,485
ARI Network Services, Inc. (a)	69,276	354,000
Autobytel, Inc. (a)	36,362	454,525
Bankrate, Inc. (a)	208,141	2,268,737
Bazaarvoice, Inc. (a)(b)	361,054	1,606,690
Benefitfocus, Inc. (a)(b)	64,424	1,710,457
BlackLine, Inc. (b)	50,060	1,428,212
Blucora, Inc. (a)	169,389	2,642,468
Box, Inc. Class A (a)(b)	260,618	4,592,089
Bridgeline Digital, Inc. (a)(b)	4,849	3,152
Brightcove, Inc. (a)	134,313	1,128,229
BroadVision, Inc. (a)	7,417	42,648
Carbonite, Inc. (a)	75,203	1,462,698
Care.com, Inc. (a)	60,820	620,364
ChannelAdvisor Corp. (a)	96,748	1,040,041
CommerceHub, Inc.:
Series A (a)(b)	53,243	878,510
Series C (a)	113,561	1,856,722
Cornerstone OnDemand, Inc. (a)	206,336	8,618,655
CoStar Group, Inc. (a)	138,155	28,070,333
Coupa Software, Inc. (b)	38,351	1,014,384
Determine, Inc. (a)	73,216	248,934
DHI Group, Inc. (a)	207,864	1,028,927
eGain Communications Corp. (a)	49,320	88,776
Endurance International Group Holdings, Inc. (a)(b)	277,948	2,362,558
Envestnet, Inc. (a)(b)	181,666	7,021,391
Five9, Inc. (a)	168,314	2,677,876
Functionx, Inc. (a)(b)	5,422	5,021
GlowPoint, Inc. (a)	321,954	102,993
GoDaddy, Inc. (a)(b)	201,815	7,436,883
Gogo, Inc. (a)(b)	231,929	2,458,447
GrubHub, Inc. (a)(b)	353,140	12,381,088
GTT Communications, Inc. (a)	111,714	3,116,821
Hortonworks, Inc. (a)(b)	191,509	1,903,599
IAC/InterActiveCorp (a)	316,593	23,408,886
Instructure, Inc. (a)(b)	28,818	659,932
Internap Network Services Corp. (a)	217,848	490,158
Inuvo, Inc. (a)	97,208	154,561
iPass, Inc. (a)	412,177	527,587
Issuer Direct Corp. (b)	35,897	362,560
j2 Global, Inc.	207,038	16,857,034
Leaf Group Ltd. (a)	37,558	294,830
Limelight Networks, Inc. (a)	235,738	530,411
Liquidity Services, Inc. (a)	90,620	738,553
LivePerson, Inc. (a)	210,941	1,487,134
LogMeIn, Inc.	219,516	20,140,593
Marchex, Inc. Class B (a)	112,959	301,601
Marin Software, Inc. (a)	77,141	177,424
Match Group, Inc. (a)(b)	181,237	2,928,790
MaxPoint Interactive, Inc. (a)(b)	8,863	40,770
MeetMe, Inc. (a)(b)	209,401	1,011,407
MINDBODY, Inc. (a)(b)	93,386	2,479,398
Net Element International, Inc. (a)(b)	25,699	20,893
New Relic, Inc. (a)(b)	140,622	4,947,082
NIC, Inc.	259,272	5,470,639
NumereX Corp. Class A (a)(b)	50,190	250,448
Nutanix, Inc. Class A (a)(b)	71,270	2,137,387
Onvia.com, Inc. (a)	2,326	10,351
Pandora Media, Inc. (a)(b)	951,350	11,777,713
Q2 Holdings, Inc. (a)	120,373	4,327,409
QuinStreet, Inc. (a)	158,196	510,973
Qumu Corp. (a)	84,064	181,578
Quotient Technology, Inc. (a)(b)	284,095	3,380,731
RealNetworks, Inc. (a)	91,284	447,292
Reis, Inc.	36,313	700,841
Remark Media, Inc. (a)(b)	45,073	134,318
RetailMeNot, Inc. (a)	153,715	1,375,749
Rightside Group Ltd. (a)	34,488	289,354
Rocket Fuel, Inc. (a)(b)	112,159	316,288
Sajan, Inc. (a)(b)	63,252	246,683
SecureWorks Corp. (b)	47,070	491,411
Shutterstock, Inc. (a)(b)	87,901	3,833,363
Spark Networks, Inc. (a)(b)	80,921	79,311
SPS Commerce, Inc. (a)	73,923	4,090,160
Stamps.com, Inc. (a)(b)	67,632	8,528,395
Support.com, Inc. (a)	55,905	121,314
Synacor, Inc. (a)	97,357	292,071
TechTarget, Inc. (a)	66,813	611,339
The Trade Desk, Inc. (b)	29,732	1,254,988
Travelzoo, Inc. (a)	32,602	295,048
Tremor Video, Inc. (a)	117,265	259,156
TrueCar, Inc. (a)(b)	232,205	3,264,802
Twilio, Inc. Class A (b)	74,929	2,376,748
Twitter, Inc. (a)(b)	2,504,510	39,496,123
Web.com Group, Inc. (a)(b)	229,327	4,414,545
WebMD Health Corp. (a)(b)	157,159	8,156,552
Xactly Corp. (a)	62,210	771,404
XO Group, Inc. (a)	103,677	1,910,767
Yelp, Inc. (a)	253,100	8,529,470
YuMe, Inc. (a)	148,498	540,533
Zillow Group, Inc.:
Class A (a)(b)	240,113	8,075,000
Class C (a)(b)	402,369	13,656,404
		334,231,125
IT Services - 3.3%
Acxiom Corp. (a)(b)	336,031	9,583,604
ALJ Regional Holdings, Inc. (a)	9,858	37,756
Amdocs Ltd.	639,800	38,803,870
Black Knight Financial Services, Inc. Class A (a)(b)	105,892	4,076,842
Blackhawk Network Holdings, Inc. (a)	238,077	8,677,907
Booz Allen Hamilton Holding Corp. Class A	626,868	22,423,068
Broadridge Financial Solutions, Inc.	502,426	34,833,195
CACI International, Inc. Class A (a)	104,626	13,120,100
CardConnect Corp. (a)(b)	25,256	359,898
Cartesian, Inc. (a)	2,929	3,280
Cass Information Systems, Inc.	39,706	2,587,640
Ciber, Inc. (a)(b)	291,584	95,144
Computer Sciences Corp.	590,473	40,482,829
Computer Task Group, Inc.	44,089	254,834
Conduent, Inc. (a)	725,000	11,665,250
Convergys Corp. (b)	403,700	8,832,956
CoreLogic, Inc. (a)	368,348	14,435,558
CSG Systems International, Inc.	138,202	5,446,541
CSP, Inc.	3,555	31,142
DST Systems, Inc.	133,098	15,918,521
Edgewater Technology, Inc. (a)	28,583	198,366
EPAM Systems, Inc. (a)	190,300	14,011,789
Euronet Worldwide, Inc. (a)	219,148	18,141,071
Everi Holdings, Inc. (a)	288,895	938,909
EVERTEC, Inc.	252,566	4,255,737
ExlService Holdings, Inc. (a)	146,644	6,549,121
First Data Corp. Class A (a)	782,021	12,590,538
FleetCor Technologies, Inc. (a)	388,144	65,984,480
Forrester Research, Inc.	46,079	1,681,884
Gartner, Inc. (a)	352,125	36,342,821
Genpact Ltd.	583,201	14,136,792
Hackett Group, Inc.	102,623	2,068,880
Information Services Group, Inc. (a)	108,930	345,308
Innodata, Inc. (a)	58,124	130,779
Jack Henry & Associates, Inc.	331,427	31,077,910
Leidos Holdings, Inc.	597,230	31,832,359
Lionbridge Technologies, Inc. (a)	236,377	1,359,168
ManTech International Corp. Class A	107,978	3,954,154
Mattersight Corp. (a)(b)	47,315	167,968
Maximus, Inc.	273,322	16,309,124
ModusLink Global Solutions, Inc. (a)(b)	128,863	186,851
MoneyGram International, Inc. (a)	117,075	1,493,877
NCI, Inc. Class A	29,120	430,976
Neustar, Inc. Class A (a)	233,360	7,735,884
Perficient, Inc. (a)	146,114	2,654,891
PFSweb, Inc. (a)	60,946	427,231
Planet Payment, Inc. (a)	177,497	725,963
PRG-Schultz International, Inc. (a)	115,194	719,963
Sabre Corp.	858,705	18,814,227
Science Applications International Corp.	187,327	16,291,829
ServiceSource International, Inc. (a)	263,840	1,039,530
Square, Inc. (a)	120,214	2,082,106
StarTek, Inc. (a)	22,269	197,081
Sykes Enterprises, Inc. (a)	174,382	4,746,678
Syntel, Inc. (b)	129,694	2,294,287
Sysorex Global (a)	4,486	1,054
Teletech Holdings, Inc.	76,566	2,319,950
Travelport Worldwide Ltd.	526,833	6,690,779
Unisys Corp. (a)(b)	210,045	2,919,626
Vantiv, Inc. (a)	651,385	42,587,551
Virtusa Corp. (a)(b)	123,714	3,836,371
WEX, Inc. (a)(b)	160,757	17,881,001
WidePoint Corp. (a)(b)	269,166	191,108
WPCS International, Inc. (a)(b)	40,159	57,427
		630,073,334
Semiconductors & Semiconductor Equipment - 2.6%
Acacia Communications, Inc. (b)	54,589	2,835,899
Adesto Technologies Corp. (a)(b)	37,054	144,511
Advanced Energy Industries, Inc. (a)	167,981	10,431,620
Advanced Micro Devices, Inc. (a)(b)	3,167,620	45,803,785
AEHR Test Systems (a)(b)	79,166	414,830
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,442,555
Amkor Technology, Inc. (a)	523,043	5,136,282
Amtech Systems, Inc. (a)	43,995	276,289
Axcelis Technologies, Inc. (a)	120,337	1,859,207
AXT, Inc. (a)	144,696	1,027,342
Brooks Automation, Inc.	299,693	6,251,596
Cabot Microelectronics Corp.	105,179	7,280,490
Cavium, Inc. (a)(b)	281,112	18,415,647
Ceva, Inc. (a)	92,840	3,100,856
Cirrus Logic, Inc. (a)(b)	266,331	14,403,180
Cohu, Inc.	103,754	1,727,504
Cree, Inc. (a)(b)	415,504	11,276,779
CVD Equipment Corp. (a)(b)	12,898	126,916
CyberOptics Corp. (a)	32,417	1,115,145
Cypress Semiconductor Corp. (b)	1,320,331	17,520,792
Diodes, Inc. (a)	175,145	4,180,711
DSP Group, Inc. (a)	84,313	881,071
Entegris, Inc. (a)	600,106	12,722,247
Exar Corp. (a)	192,113	2,009,502
Experi Corp.	212,409	7,614,863
FormFactor, Inc. (a)	290,009	3,088,596
GigOptix, Inc. (a)	273,718	837,577
GSI Technology, Inc. (a)	51,850	362,432
Impinj, Inc. (b)	34,374	974,847
Inphi Corp. (a)(b)	159,539	7,488,761
Integrated Device Technology, Inc. (a)	557,067	13,319,472
Intermolecular, Inc. (a)	45,789	47,163
Intest Corp. (a)	34,005	168,325
IXYS Corp.	98,319	1,214,240
Kopin Corp. (a)(b)	237,447	838,188
Kulicke & Soffa Industries, Inc. (a)	309,889	6,343,428
Lattice Semiconductor Corp. (a)	531,771	3,759,621
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	146,178	6,737,344
Marvell Technology Group Ltd.	1,896,254	29,581,562
Maxim Integrated Products, Inc.	1,183,720	52,438,796
MaxLinear, Inc. Class A (a)(b)	210,989	5,494,154
Microsemi Corp. (a)	488,108	25,293,757
MKS Instruments, Inc.	229,551	15,058,546
Monolithic Power Systems, Inc.	159,255	14,009,662
MoSys, Inc. (a)(b)	16,576	42,600
Nanometrics, Inc. (a)	114,026	3,102,647
NeoPhotonics Corp. (a)(b)	134,183	1,361,957
NVE Corp.	22,496	1,762,787
ON Semiconductor Corp. (a)	1,734,075	26,236,555
PDF Solutions, Inc. (a)	116,283	2,486,131
Photronics, Inc. (a)(b)	286,616	3,066,791
Pixelworks, Inc. (a)(b)	90,594	358,752
Power Integrations, Inc.	133,482	8,436,062
QuickLogic Corp. (a)(b)	211,902	332,686
Rambus, Inc. (a)(b)	475,936	5,977,756
Rubicon Technology, Inc. (a)(b)	86,191	48,267
Rudolph Technologies, Inc. (a)	151,615	3,259,723
Semtech Corp. (a)	276,045	9,233,705
Sigma Designs, Inc. (a)	171,877	1,005,480
Silicon Laboratories, Inc. (a)	179,758	12,133,665
SolarEdge Technologies, Inc. (a)(b)	130,247	1,908,119
SunPower Corp. (a)(b)	245,850	2,153,646
Sunworks, Inc. (a)(b)	47,552	93,677
Synaptics, Inc. (a)(b)	147,153	7,821,182
Teradyne, Inc.	848,131	24,120,846
Ultra Clean Holdings, Inc. (a)	156,727	2,170,669
Ultratech, Inc. (a)	106,978	3,086,315
Veeco Instruments, Inc. (a)	177,100	4,843,685
Versum Materials, Inc. (a)	465,058	14,095,908
Xcerra Corp. (a)	224,397	1,961,230
		506,156,931
Software - 4.3%
8x8, Inc. (a)	384,594	5,807,369
A10 Networks, Inc. (a)	208,779	1,975,049
ACI Worldwide, Inc. (a)	494,718	9,681,631
American Software, Inc. Class A	107,380	1,110,309
ANSYS, Inc. (a)	360,648	38,502,780
Aspen Technology, Inc. (a)	326,049	18,956,489
Asure Software, Inc. (a)	25,694	284,176
Aware, Inc. (a)	24,496	120,030
Barracuda Networks, Inc. (a)	140,088	3,314,482
Blackbaud, Inc.	203,409	14,547,812
Bottomline Technologies, Inc. (a)(b)	155,004	3,867,350
BroadSoft, Inc. (a)(b)	128,165	5,485,462
BSQUARE Corp. (a)	35,898	184,875
Cadence Design Systems, Inc. (a)	1,195,401	36,937,891
Callidus Software, Inc. (a)	271,696	5,121,470
CDK Global, Inc.	625,237	41,534,494
CommVault Systems, Inc. (a)	179,222	8,790,839
COPsync, Inc. (a)(b)	18,147	6,170
Covisint Corp. (a)	156,273	312,546
Datawatch Corp. (a)(b)	55,025	418,190
Digimarc Corp. (a)(b)	44,797	1,128,884
Digital Turbine, Inc. (a)(b)	162,229	141,139
Document Security Systems, Inc. (a)	20,445	26,579
Ebix, Inc. (b)	99,460	6,216,250
Ellie Mae, Inc. (a)	139,686	13,348,394
EnerNOC, Inc. (a)(b)	110,925	604,541
Everbridge, Inc. (b)	46,056	876,906
Evolving Systems, Inc.	27,515	127,945
Exa Corp. (a)	47,934	751,126
Fair Isaac Corp.	129,526	16,847,447
FalconStor Software, Inc. (a)	102,011	60,186
Finjan Holdings, Inc. (a)(b)	93,776	131,286
FireEye, Inc. (a)(b)	626,144	7,050,381
Form Holdings Corp. (a)(b)	94,034	207,815
Fortinet, Inc. (a)	617,359	23,058,359
Gigamon, Inc. (a)(b)	128,234	4,366,368
Globalscape, Inc.	29,423	110,630
Glu Mobile, Inc. (a)(b)	469,639	906,403
GSE Systems, Inc. (a)	33,148	109,388
Guidance Software, Inc. (a)	71,315	486,368
Guidewire Software, Inc. (a)(b)	312,328	17,065,602
HubSpot, Inc. (a)(b)	125,241	7,451,840
Imperva, Inc. (a)	123,366	5,058,006
Inseego Corp. (a)(b)	164,641	474,166
Jive Software, Inc. (a)	189,412	833,413
Majesco (a)	52,545	265,352
MAM Software Group, Inc. (a)	1,188	7,603
Manhattan Associates, Inc. (a)	298,064	14,947,910
Mentor Graphics Corp.	453,954	16,841,693
MicroStrategy, Inc. Class A (a)	41,918	8,043,226
Mitek Systems, Inc. (a)(b)	130,390	814,938
MobileIron, Inc. (a)	167,234	802,723
Model N, Inc. (a)	87,025	926,816
Monotype Imaging Holdings, Inc.	178,121	3,589,138
NetSol Technologies, Inc. (a)	37,185	189,644
Nuance Communications, Inc. (a)(b)	1,064,253	18,124,229
NXT-ID, Inc. (a)(b)	29,305	61,541
Parametric Technology Corp. (a)	489,254	26,365,898
Park City Group, Inc. (a)(b)	65,748	933,622
Paycom Software, Inc. (a)(b)	169,308	9,113,850
Paylocity Holding Corp. (a)(b)	108,535	3,826,944
Pegasystems, Inc.	151,785	6,526,755
Polarityte, Inc. (a)(b)	24,635	155,940
Progress Software Corp.	207,076	5,938,940
Proofpoint, Inc. (a)(b)	177,994	14,020,587
PROS Holdings, Inc. (a)	110,952	2,577,415
QAD, Inc.:
Class A	27,311	749,687
Class B	24,367	514,387
Qualys, Inc. (a)	130,576	4,563,631
Rapid7, Inc. (a)	66,857	1,012,884
RealPage, Inc. (a)	230,708	7,786,395
RingCentral, Inc. (a)	248,497	6,634,870
Rosetta Stone, Inc. (a)	68,940	541,179
SeaChange International, Inc. (a)	126,310	314,512
ServiceNow, Inc. (a)	686,252	59,649,024
Silver Spring Networks, Inc. (a)	187,413	2,297,683
SITO Mobile Ltd. (a)(b)	68,717	132,624
Smith Micro Software, Inc. (a)	33,232	43,534
Sonic Foundry, Inc. (a)(b)	57,013	283,355
Splunk, Inc. (a)(b)	564,912	34,872,018
SS&C Technologies Holdings, Inc.	718,626	25,166,283
Synchronoss Technologies, Inc. (a)(b)	176,903	4,790,533
Synopsys, Inc. (a)	636,384	45,463,273
Tableau Software, Inc. (a)	248,466	13,104,097
Take-Two Interactive Software, Inc. (a)	423,065	24,106,244
Tangoe, Inc. (a)	160,043	917,046
TeleNav, Inc. (a)	140,738	1,147,015
The Rubicon Project, Inc. (a)	148,246	1,295,670
TiVo Corp.	505,137	9,345,035
Tyler Technologies, Inc. (a)	141,466	21,453,319
Ultimate Software Group, Inc. (a)(b)	125,271	24,226,159
Upland Software, Inc. (a)	25,225	303,961
Varonis Systems, Inc. (a)	73,015	2,000,611
Vasco Data Security International, Inc. (a)	130,130	1,691,690
Verint Systems, Inc. (a)	279,739	10,560,147
VirnetX Holding Corp. (a)(b)	187,525	421,931
VMware, Inc. Class A (a)(b)	295,887	26,597,282
Workday, Inc. Class A (a)(b)	510,536	42,338,750
Workiva, Inc. (a)(b)	89,268	1,334,557
Zedge, Inc. (a)	23,011	79,848
Zendesk, Inc. (a)(b)	316,926	8,629,895
Zix Corp. (a)	279,934	1,402,469
Zynga, Inc. (a)	3,241,893	8,591,016
		832,836,214
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	446,805	6,791,436
Avid Technology, Inc. (a)(b)	153,041	860,090
Concurrent Computer Corp.	30,661	153,612
CPI Card Group (b)	72,158	324,711
Cray, Inc. (a)	174,651	3,641,473
Crossroads Systems, Inc. (a)(b)	1,845	7,103
Dataram Corp. (a)	1,314	1,813
Diebold Nixdorf, Inc.	324,595	9,802,769
Eastman Kodak Co. (a)(b)	162,328	2,329,407
Electronics for Imaging, Inc. (a)(b)	200,842	9,252,791
Glassbridge Enterprises, Inc. (a)(b)	11,900	88,536
Immersion Corp. (a)(b)	128,551	1,405,062
Intevac, Inc. (a)	82,658	834,846
ITUS Corp. (a)(b)	34,351	133,969
ITUS Corp. rights 3/24/17 (a)	34,351	12,023
NCR Corp. (a)	515,005	24,756,290
Nimble Storage, Inc. (a)	260,380	2,361,647
Pure Storage, Inc. Class A (a)(b)	345,647	3,940,376
Qualstar Corp. (a)	25,985	109,657
Quantum Corp. (a)(b)	1,141,666	993,249
Super Micro Computer, Inc. (a)	158,040	4,109,040
Transact Technologies, Inc.	28,331	209,649
U.S.A. Technologies, Inc. (a)(b)	146,773	587,092
Xplore Technologies Corp. (a)(b)	14,878	31,244
		72,737,885

TOTAL INFORMATION TECHNOLOGY		3,297,108,659

MATERIALS - 5.6%
Chemicals - 2.6%
A. Schulman, Inc.	122,401	4,131,034
Advanced Emissions Solutions, Inc. (a)(b)	23,584	254,000
AdvanSix, Inc. (a)	131,973	3,600,223
AgroFresh Solutions, Inc. (a)(b)	102,879	278,802
American Vanguard Corp.	110,927	1,747,100
Ashland Global Holdings, Inc.	264,437	31,906,968
Axalta Coating Systems (a)	903,332	26,295,995
Balchem Corp.	134,867	11,756,356
BioAmber, Inc. (a)(b)	93,053	319,172
Cabot Corp.	261,731	15,175,163
Calgon Carbon Corp.	227,771	3,211,571
Celanese Corp. Class A	599,823	53,486,217
Chase Corp.	32,113	2,936,734
Chemtura Corp. (a)	263,676	8,740,859
Codexis, Inc. (a)	118,941	487,658
Core Molding Technologies, Inc. (a)	30,292	490,427
Ferro Corp. (a)	348,000	4,872,000
Flotek Industries, Inc. (a)(b)	229,192	3,098,676
FutureFuel Corp.	94,562	1,251,055
H.B. Fuller Co.	219,439	10,842,481
Hawkins, Inc.	43,846	2,168,185
Huntsman Corp.	813,228	18,378,953
Ingevity Corp. (a)	182,890	9,870,573
Innophos Holdings, Inc.	85,582	4,534,990
Innospec, Inc.	100,838	6,584,721
Intrepid Potash, Inc. (a)	278,739	557,478
KMG Chemicals, Inc.	32,018	1,176,982
Koppers Holdings, Inc. (a)	87,852	3,852,310
Kraton Performance Polymers, Inc. (a)	129,657	3,530,560
Kronos Worldwide, Inc.	93,968	1,302,396
LSB Industries, Inc. (a)(b)	82,201	893,525
Marrone Bio Innovations, Inc. (a)(b)	53,732	105,315
Minerals Technologies, Inc.	152,163	11,754,592
NewMarket Corp.	39,816	17,347,433
Northern Technologies International Corp. (a)	5,288	81,964
Olin Corp.	693,629	21,557,989
OMNOVA Solutions, Inc. (a)	176,347	1,631,210
Platform Specialty Products Corp. (a)(b)	903,335	11,914,989
PolyOne Corp.	354,264	11,931,612
Quaker Chemical Corp.	58,562	7,711,444
Rayonier Advanced Materials, Inc.	185,868	2,464,610
RPM International, Inc.	560,997	29,895,530
Senomyx, Inc. (a)(b)	176,669	199,636
Sensient Technologies Corp.	194,296	15,532,022
Stepan Co.	85,046	6,430,328
Terravia Holdings, Inc. (a)(b)	345,731	323,950
The Chemours Co. LLC	763,790	25,709,171
The Scotts Miracle-Gro Co. Class A	186,356	16,889,444
TOR Minerals International, Inc. (a)	3,831	26,434
Trecora Resources (a)	74,645	899,472
Tredegar Corp.	104,244	1,980,636
Trinseo SA	188,527	13,036,642
Tronox Ltd. Class A	271,958	4,713,032
Valhi, Inc.	74,540	248,218
Valspar Corp.	310,037	34,482,315
W.R. Grace & Co.	292,574	20,725,942
Westlake Chemical Corp.	155,449	9,860,130
Yield10 Bioscience, Inc. (a)(b)	20,616	7,387
		505,194,611
Construction Materials - 0.2%
Eagle Materials, Inc. (b)	204,146	21,171,982
Forterra, Inc. (b)	79,587	1,578,210
Headwaters, Inc. (a)	305,706	7,031,238
Summit Materials, Inc.	444,164	10,611,078
Tecnoglass, Inc. (b)	22,937	263,087
U.S. Concrete, Inc. (a)(b)	59,519	3,749,697
United States Lime & Minerals, Inc.	8,034	611,869
		45,017,161
Containers & Packaging - 1.1%
Aptargroup, Inc.	264,284	19,691,801
Bemis Co., Inc.	390,064	19,335,472
Berry Plastics Group, Inc. (a)	536,162	26,985,033
Crown Holdings, Inc. (a)	583,475	31,268,425
Graphic Packaging Holding Co.	1,338,023	17,862,607
Greif, Inc.:
Class A	148,281	8,456,465
Class B	6,493	452,237
Myers Industries, Inc.	100,702	1,414,863
Owens-Illinois, Inc. (a)	694,486	13,750,823
Packaging Corp. of America	387,222	35,790,929
Silgan Holdings, Inc. (b)	171,485	10,223,936
Sonoco Products Co.	418,611	22,320,339
UFP Technologies, Inc. (a)	22,606	542,544
		208,095,474
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,295,664	10,792,881
Alcoa Corp.	609,992	21,099,623
Allegheny Technologies, Inc. (b)	458,609	8,809,879
Ampco-Pittsburgh Corp.	37,064	541,134
Atkore International Group, Inc.	96,317	2,525,432
Carpenter Technology Corp. (b)	196,412	7,966,471
Century Aluminum Co. (a)(b)	216,529	3,049,811
Cliffs Natural Resources, Inc. (a)(b)	1,064,117	11,343,487
Coeur d'Alene Mines Corp. (a)	795,724	6,835,269
Commercial Metals Co.	488,836	10,329,105
Compass Minerals International, Inc.	150,364	11,397,591
Comstock Mining, Inc. (a)(b)	223,980	53,912
Friedman Industries	19,700	127,065
General Moly, Inc. (a)	202,841	107,303
Gold Resource Corp.	259,015	1,341,698
Golden Minerals Co. (a)(b)	165,129	100,745
Handy & Harman Ltd. (a)	25,445	606,863
Haynes International, Inc.	55,379	2,163,104
Hecla Mining Co.	1,686,191	9,408,946
Kaiser Aluminum Corp.	78,085	6,155,441
Materion Corp.	94,585	3,296,287
McEwen Mining, Inc. (b)	980,764	3,364,021
Olympic Steel, Inc.	41,963	1,014,665
Paramount Gold Nevada Corp. (a)	22,744	39,802
Pershing Gold Corp. (a)(b)	69,048	220,954
Real Industries, Inc. (a)	102,876	524,668
Reliance Steel & Aluminum Co.	316,846	26,821,014
Royal Gold, Inc.	277,340	18,318,307
Ryerson Holding Corp. (a)	62,218	675,065
Schnitzer Steel Industries, Inc. Class A	119,830	2,851,954
Solitario Exploration & Royalty Corp. (a)(b)	57,827	42,214
Steel Dynamics, Inc.	1,006,452	36,836,143
Stillwater Mining Co. (a)	507,128	8,651,604
SunCoke Energy, Inc. (a)	276,143	2,692,394
Synalloy Corp. (a)	24,589	256,955
TimkenSteel Corp. (a)(b)	164,765	3,446,884
U.S. Antimony Corp. (a)(b)	114,807	43,627
United States Steel Corp. (b)	714,109	27,650,300
Universal Stainless & Alloy Products, Inc. (a)	23,505	340,587
Worthington Industries, Inc.	191,555	9,395,773
		261,238,978
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	162,874	4,413,885
Clearwater Paper Corp. (a)	70,558	3,923,025
Deltic Timber Corp.	46,285	3,439,901
Domtar Corp. (b)	272,457	10,377,887
Kapstone Paper & Packaging Corp.	373,036	8,430,614
Louisiana-Pacific Corp. (a)	592,272	13,965,774
Mercer International, Inc. (SBI)	186,562	2,248,072
Neenah Paper, Inc.	73,493	5,383,362
P.H. Glatfelter Co.	182,006	4,022,333
Rentech, Inc. (a)(b)	91,963	71,740
Resolute Forest Products (a)(b)	383,964	1,747,036
Schweitzer-Mauduit International, Inc.	132,690	5,444,271
Verso Corp. (a)	128,355	1,005,020
		64,472,920

TOTAL MATERIALS		1,084,019,144

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	340,034	10,891,289
Agree Realty Corp. (b)	119,071	5,909,494
Alexanders, Inc.	15,826	6,918,336
Alexandria Real Estate Equities, Inc.	373,539	44,566,938
American Assets Trust, Inc.	166,766	7,337,704
American Campus Communities, Inc.	561,159	28,675,225
American Homes 4 Rent Class A	898,608	21,359,912
Apple Hospitality (REIT), Inc.	648,236	12,731,355
Armada Hoffler Properties, Inc.	149,586	2,086,725
Ashford Hospitality Prime, Inc.	112,184	1,464,001
Ashford Hospitality Trust, Inc.	336,029	2,207,711
Bluerock Residential Growth (REIT), Inc.	84,837	1,058,766
Brandywine Realty Trust (SBI)	758,602	12,638,309
Brixmor Property Group, Inc.	1,108,805	25,879,509
BRT Realty Trust (a)	19,147	164,473
Camden Property Trust (SBI)	367,903	31,142,989
Care Capital Properties, Inc. (b)	352,658	9,271,379
CareTrust (REIT), Inc.	256,638	4,049,748
CatchMark Timber Trust, Inc.	170,898	1,845,698
CBL & Associates Properties, Inc.	702,127	7,042,334
Cedar Shopping Centers, Inc.	355,338	2,085,834
Chatham Lodging Trust	157,059	3,145,892
Chesapeake Lodging Trust	243,680	5,887,309
City Office REIT, Inc.	93,319	1,215,947
Colony NorthStar, Inc. (b)	2,350,938	34,511,770
Colony Starwood Homes (b)	203,152	6,683,701
Columbia Property Trust, Inc.	545,795	12,602,407
Communications Sales & Leasing, Inc.	592,894	17,176,139
Community Healthcare Trust, Inc.	62,750	1,492,823
Condor Hospitality Trust, Inc.	1,649	3,512
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,803,451
CoreSite Realty Corp.	141,372	12,733,376
Corporate Office Properties Trust (SBI)	384,605	13,111,184
Corrections Corp. of America	492,464	16,596,037
Cousins Properties, Inc.	1,419,464	12,136,417
CubeSmart	759,302	20,690,980
CyrusOne, Inc. (b)	311,539	15,857,335
DCT Industrial Trust, Inc.	384,967	18,416,821
DDR Corp.	1,311,147	18,959,186
DiamondRock Hospitality Co.	819,295	8,905,737
Douglas Emmett, Inc.	606,099	24,450,034
Duke Realty LP	1,489,380	38,187,703
DuPont Fabros Technology, Inc.	312,575	16,094,487
Easterly Government Properties, Inc.	124,324	2,569,777
EastGroup Properties, Inc.	135,782	10,094,034
Education Realty Trust, Inc.	316,254	13,330,106
Empire State Realty Trust, Inc.	532,290	11,609,245
EPR Properties	276,685	21,293,678
Equity Commonwealth (a)	529,623	16,556,015
Equity Lifestyle Properties, Inc.	342,259	27,250,662
Equity One, Inc.	396,910	12,566,171
Farmland Partners, Inc. (b)	118,957	1,358,489
FelCor Lodging Trust, Inc.	529,753	3,840,709
First Industrial Realty Trust, Inc.	507,383	13,648,603
First Potomac Realty Trust	241,743	2,415,013
Forest City Realty Trust, Inc.:
Class A	920,051	21,023,165
Class B	36	1,054
Four Corners Property Trust, Inc.	285,265	6,327,178
Franklin Street Properties Corp.	461,933	5,723,350
Gaming & Leisure Properties	807,982	25,855,424
Getty Realty Corp.	135,483	3,575,396
Gladstone Commercial Corp. (b)	108,752	2,263,129
Gladstone Land Corp.	66,704	853,811
Global Net Lease, Inc.	712,555	5,842,951
Global Self Storage, Inc. (b)	70,475	340,394
Government Properties Income Trust (b)	307,346	6,334,401
Gramercy Property Trust (b)	606,238	16,950,414
Healthcare Realty Trust, Inc.	489,709	15,651,100
Healthcare Trust of America, Inc.	597,365	19,217,232
Hersha Hospitality Trust	172,280	3,361,183
Highwoods Properties, Inc. (SBI)	414,798	21,772,747
Hospitality Properties Trust (SBI)	681,425	21,655,687
Hudson Pacific Properties, Inc.	611,053	22,352,319
Independence Realty Trust, Inc.	249,560	2,293,456
InfraReit, Inc.	152,471	2,538,642
Investors Real Estate Trust	512,741	3,332,817
iStar Financial, Inc. (a)(b)	305,842	3,682,338
Jernigan Capital, Inc.	30,771	661,884
Kilroy Realty Corp.	409,036	31,557,127
Kite Realty Group Trust	357,207	8,090,739
Lamar Advertising Co. Class A (b)	343,734	25,945,042
LaSalle Hotel Properties (SBI)	464,936	13,436,650
Lexington Corporate Properties Trust	875,504	9,770,625
Liberty Property Trust (SBI)	621,615	24,516,496
Life Storage, Inc.	199,922	17,719,087
LTC Properties, Inc.	177,746	8,574,467
Mack-Cali Realty Corp.	380,011	11,077,321
MedEquities Realty Trust, Inc.	126,218	1,377,038
Medical Properties Trust, Inc.	1,314,768	17,644,187
Monmouth Real Estate Investment Corp. Class A	308,010	4,496,946
Monogram Residential Trust, Inc.	713,774	7,344,734
National Health Investors, Inc.	173,110	13,107,889
National Retail Properties, Inc.	621,027	28,095,261
National Storage Affiliates Trust	183,066	4,433,859
New Senior Investment Group, Inc.	345,071	3,657,753
NexPoint Residential Trust, Inc.	89,410	2,132,429
NorthStar Realty Europe Corp.	240,392	2,918,359
Omega Healthcare Investors, Inc.	815,702	26,624,513
One Liberty Properties, Inc.	69,690	1,712,283
Outfront Media, Inc.	578,264	15,005,951
Paramount Group, Inc.	776,400	13,532,652
Parkway, Inc.	180,301	3,782,715
Pebblebrook Hotel Trust (b)	296,981	8,538,204
Pennsylvania Real Estate Investment Trust (SBI)	292,550	4,827,075
Physicians Realty Trust	577,452	11,502,844
Piedmont Office Realty Trust, Inc. Class A	632,354	14,506,201
Potlatch Corp.	173,493	7,677,065
Power (REIT) (a)	1,227	8,245
Preferred Apartment Communities, Inc. Class A	127,985	1,748,275
PS Business Parks, Inc.	84,353	9,802,662
QTS Realty Trust, Inc. Class A	198,401	10,435,893
Quality Care Properties, Inc. (a)	397,058	7,536,161
RAIT Financial Trust	327,689	1,101,035
Ramco-Gershenson Properties Trust (SBI)	325,713	5,100,666
Rayonier, Inc.	524,089	15,009,909
Regency Centers Corp.	442,447	31,126,146
Retail Opportunity Investments Corp.	475,729	10,466,038
Retail Properties America, Inc.	976,088	15,041,516
Rexford Industrial Realty, Inc.	284,995	6,549,185
RLJ Lodging Trust	513,317	11,683,095
Ryman Hospitality Properties, Inc. (b)	214,919	13,855,828
Sabra Health Care REIT, Inc.	278,394	7,572,317
Saul Centers, Inc.	55,021	3,523,545
Select Income REIT	282,358	7,341,308
Senior Housing Properties Trust (SBI)	1,015,608	20,819,964
Seritage Growth Properties (b)	103,261	4,799,571
Silver Bay Realty Trust Corp.	165,814	3,569,975
Sotherly Hotels, Inc.	42,144	288,686
Spirit Realty Capital, Inc.	2,047,939	22,506,850
Stag Industrial, Inc.	305,969	7,903,179
Store Capital Corp.	667,346	16,623,589
Summit Hotel Properties, Inc.	369,877	5,692,407
Sun Communities, Inc.	283,276	23,463,751
Sunstone Hotel Investors, Inc.	877,902	12,949,055
Tanger Factory Outlet Centers, Inc.	404,079	13,686,156
Taubman Centers, Inc.	251,189	17,522,945
Terreno Realty Corp.	200,472	5,553,074
The GEO Group, Inc.	312,821	14,893,408
TIER REIT, Inc.	211,369	3,821,552
UMH Properties, Inc.	109,622	1,627,887
Universal Health Realty Income Trust (SBI)	56,799	3,645,360
Urban Edge Properties	396,227	10,987,375
Urstadt Biddle Properties, Inc. Class A	138,313	3,081,614
VEREIT, Inc.	4,143,678	37,583,159
Washington REIT (SBI)	301,212	9,852,645
Weingarten Realty Investors (SBI)	494,498	17,539,844
Wheeler REIT, Inc.	89,504	159,317
Whitestone REIT Class B	125,608	1,778,609
WP Carey, Inc.	452,549	28,551,316
WP Glimcher, Inc.	812,804	7,534,693
Xenia Hotels & Resorts, Inc.	451,672	7,935,877
		1,694,011,745
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	195,412	8,760,320
Altisource Portfolio Solutions SA (a)(b)	53,097	1,275,921
American Realty Investments, Inc. (a)	2,022	15,165
Consolidated-Tomoka Land Co.	23,055	1,270,792
Forestar Group, Inc. (a)	135,057	1,796,258
FRP Holdings, Inc. (a)	24,947	938,007
Griffin Industrial Realty, Inc.	7,963	247,251
HFF, Inc.	146,630	4,347,580
Howard Hughes Corp. (a)	154,942	18,030,601
InterGroup Corp. (a)	845	23,322
J.W. Mays, Inc. (a)	15	605
Jones Lang LaSalle, Inc.	186,255	21,363,449
Kennedy-Wilson Holdings, Inc.	406,490	8,963,105
Marcus & Millichap, Inc. (a)	62,303	1,703,987
Maui Land & Pineapple, Inc. (a)	17,943	163,281
RE/MAX Holdings, Inc.	76,810	4,416,575
Realogy Holdings Corp.	613,126	16,983,590
Stratus Properties, Inc. (a)	12,801	382,110
Tejon Ranch Co. (a)(b)	57,888	1,334,318
The St. Joe Co. (a)(b)	311,747	5,159,413
Transcontinental Realty Investors, Inc. (a)(b)	1,510	30,200
Trinity Place Holdings, Inc. (a)(b)	30,220	258,683
Trinity Place Holdings, Inc. rights 3/31/17 (a)	3,810	0
		97,464,533

TOTAL REAL ESTATE		1,791,476,278

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc. (a)	196,814	328,679
Atlantic Tele-Network, Inc.	48,954	3,347,964
Cincinnati Bell, Inc. (a)	181,315	3,499,380
Cogent Communications Group, Inc.	177,572	7,360,359
Consolidated Communications Holdings, Inc. (b)	225,157	5,077,290
FairPoint Communications, Inc. (a)	97,594	1,546,865
Fusion Telecommunications International (a)(b)	48,146	67,886
General Communications, Inc. Class A (a)	127,853	2,576,238
Globalstar, Inc. (a)(b)	1,376,535	1,885,853
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,094,952
IDT Corp. Class B	74,459	1,437,059
Intelsat SA (a)(b)	155,781	775,789
Iridium Communications, Inc. (a)(b)	351,181	3,055,275
Lumos Networks Corp. (a)	98,569	1,745,657
Ooma, Inc. (a)(b)	36,142	366,841
ORBCOMM, Inc. (a)(b)	273,307	2,342,241
Pareteum Corp. (a)	31,920	92,887
PDVWireless, Inc. (a)(b)	45,934	1,182,801
SBA Communications Corp. Class A (a)	526,575	60,961,588
Straight Path Communications, Inc. Class B (a)(b)	39,986	1,362,723
Vonage Holdings Corp. (a)	831,011	5,002,686
Windstream Holdings, Inc. (b)	785,561	5,868,141
Zayo Group Holdings, Inc. (a)	399,118	12,580,199
		123,559,353
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (b)	21,048	265,205
Boingo Wireless, Inc. (a)	146,064	1,593,558
NII Holdings, Inc. (a)(b)	406,747	813,494
Shenandoah Telecommunications Co.	195,324	5,488,604
Spok Holdings, Inc.	91,059	1,657,274
Sprint Corp. (a)(b)	2,659,822	23,433,032
T-Mobile U.S., Inc. (a)	1,199,202	74,986,101
Telephone & Data Systems, Inc.	398,510	10,771,725
U.S. Cellular Corp. (a)	67,085	2,508,308
		121,517,301

TOTAL TELECOMMUNICATION SERVICES		245,076,654

UTILITIES - 3.0%
Electric Utilities - 1.0%
Allete, Inc.	211,369	14,206,110
El Paso Electric Co.	175,717	8,583,775
Genie Energy Ltd. Class B (b)	65,626	357,662
Great Plains Energy, Inc.	893,478	25,964,471
Hawaiian Electric Industries, Inc.	454,336	15,120,302
IDACORP, Inc.	214,732	17,807,725
MGE Energy, Inc.	152,057	9,724,045
OGE Energy Corp.	826,630	30,444,783
Otter Tail Corp.	163,816	6,159,482
PNM Resources, Inc.	334,812	12,153,676
Portland General Electric Co.	383,340	17,376,802
Spark Energy, Inc. Class A, (b)	26,095	704,565
Westar Energy, Inc.	587,435	31,709,741
		190,313,139
Gas Utilities - 1.0%
Atmos Energy Corp.	437,620	34,261,270
Chesapeake Utilities Corp.	69,170	4,769,272
Delta Natural Gas Co., Inc.	18,073	550,504
Gas Natural, Inc.	40,523	512,616
National Fuel Gas Co. (b)	360,336	21,728,261
New Jersey Resources Corp.	363,359	14,316,345
Northwest Natural Gas Co.	128,088	7,698,089
ONE Gas, Inc.	224,966	14,746,521
RGC Resources, Inc.	3,401	89,718
South Jersey Industries, Inc.	338,686	11,860,784
Southwest Gas Holdings, Inc.	199,415	17,055,965
Spire, Inc.	194,829	12,839,231
UGI Corp.	727,816	35,102,566
WGL Holdings, Inc.	211,877	17,689,611
		193,220,753
Independent Power and Renewable Electricity Producers - 0.2%
American DG Energy, Inc. (a)(b)	66,943	21,415
Calpine Corp. (a)(b)	1,472,579	17,243,900
Dynegy, Inc. (a)(b)	499,220	4,013,729
NRG Yield, Inc.:
Class A	127,027	2,135,324
Class C	284,462	4,949,639
Ormat Technologies, Inc.	154,696	8,528,390
Pattern Energy Group, Inc. (b)	277,136	5,761,657
TerraForm Global, Inc.	196,426	854,453
Terraform Power, Inc. (a)(b)	328,140	3,776,891
U.S. Geothermal, Inc. (a)	61,820	259,026
Vivint Solar, Inc. (a)(b)	83,920	289,524
		47,833,948
Multi-Utilities - 0.5%
Avangrid, Inc.	251,799	11,008,652
Avista Corp.	267,005	10,645,489
Black Hills Corp. (b)	235,448	15,275,866
MDU Resources Group, Inc.	820,869	22,253,759
NorthWestern Energy Corp.	198,518	11,613,303
Unitil Corp.	68,493	3,054,788
Vectren Corp.	341,040	19,217,604
		93,069,461
Water Utilities - 0.3%
American States Water Co.	157,169	7,028,598
Aqua America, Inc.	752,010	23,868,797
AquaVenture Holdings Ltd. (b)	49,986	824,769
Artesian Resources Corp. Class A	30,130	992,784
Cadiz, Inc. (a)(b)	85,891	1,258,303
California Water Service Group	206,798	7,599,827
Connecticut Water Service, Inc.	54,452	3,106,487
Middlesex Water Co.	74,490	2,804,549
Pure Cycle Corp. (a)	69,664	358,770
SJW Corp.	70,626	3,427,480
York Water Co.	52,960	1,906,560
		53,176,924

TOTAL UTILITIES		577,614,225

TOTAL COMMON STOCKS
(Cost $14,185,156,074)		19,056,148,846
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (d)
(Cost $5,984,368)	6,000,000	5,980,950
	Shares	Value

Money Market Funds - 19.2%
Fidelity Cash Central Fund, 0.60% (e)	138,605,010	$138,632,731
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	3,567,249,014	3,567,962,463
TOTAL MONEY MARKET FUNDS
(Cost $3,706,479,626)		3,706,595,194
TOTAL INVESTMENT PORTFOLIO - 118.2%
(Cost $17,897,620,068)		22,768,724,990
NET OTHER ASSETS (LIABILITIES) - (18.2)%		(3,511,572,961)
NET ASSETS - 100%		$19,257,152,029
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
474 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	81,892,980	$1,367,983
1,770 ICE Russell 2000 Index Contracts (United States)	March 2017	122,572,500	1,094,529
TOTAL FUTURES CONTRACTS			$2,462,512

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,980,950.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,535
Fidelity Securities Lending Cash Central Fund	33,834,445
Total	$34,175,980

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Qualstar Corp.	$87,310	$--	$--	$--	$--
Total	$87,310	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,696,579,499	$2,696,579,499	$--	$--
Consumer Staples	651,705,557	651,680,717	--	24,840
Energy	804,306,885	804,306,798	87	--
Financials	3,392,917,020	3,392,912,054	4,965	1
Health Care	1,979,322,346	1,974,338,347	3,558,828	1,425,171
Industrials	2,536,022,579	2,536,022,579	--	--
Information Technology	3,297,108,659	3,297,096,636	--	12,023
Materials	1,084,019,144	1,084,019,144	--	--
Real Estate	1,791,476,278	1,791,476,278	--	--
Telecommunication Services	245,076,654	245,076,654	--	--
Utilities	577,614,225	577,614,225	--	--
U.S. Government and Government Agency Obligations	5,980,950	--	5,980,950	--
Money Market Funds	3,706,595,194	3,706,595,194	--	--
Total Investments in Securities:	$22,768,724,990	$22,757,718,125	$9,544,830	$1,462,035
Derivative Instruments:
Assets
Futures Contracts	$2,462,512	$2,462,512	$--	$--
Total Assets	$2,462,512	$2,462,512	$--	$--
Total Derivative Instruments:	$2,462,512	$2,462,512	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,462,512	$0
Total Equity Risk	2,462,512	0
Total Value of Derivatives	$2,462,512	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $3,423,532,476) — See accompanying schedule: Unaffiliated issuers (cost $14,191,140,442)	$19,062,129,796
Fidelity Central Funds (cost $3,706,479,626)	3,706,595,194
Total Investments (cost $17,897,620,068)		$22,768,724,990
Segregated cash with brokers for derivative instruments		1,598,520
Cash		29,493,931
Receivable for investments sold		149,638,395
Receivable for fund shares sold		22,571,299
Dividends receivable		14,473,815
Distributions receivable from Fidelity Central Funds		2,008,494
Receivable for daily variation margin for derivative instruments		1,942
Other receivables		3,455
Total assets		22,988,514,841
Liabilities
Payable for investments purchased	$135,652,959
Payable for fund shares redeemed	24,395,325
Accrued management fee	717,167
Payable for daily variation margin for derivative instruments	2,274,113
Other affiliated payables	372,587
Collateral on securities loaned	3,567,950,661
Total liabilities		3,731,362,812
Net Assets		$19,257,152,029
Net Assets consist of:
Paid in capital		$14,212,268,683
Undistributed net investment income		34,722,404
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,593,508
Net unrealized appreciation (depreciation) on investments		4,873,567,434
Net Assets		$19,257,152,029
Investor Class:
Net Asset Value, offering price and redemption price per share ($815,223,461 ÷ 14,030,330 shares)		$58.10
Premium Class:
Net Asset Value, offering price and redemption price per share ($16,222,551,274 ÷ 279,181,381 shares)		$58.11
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,219,377,294 ÷ 38,204,517 shares)		$58.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$227,111,271
Interest		32,796
Income from Fidelity Central Funds (including $33,834,445 from security lending)		34,175,980
Total income		261,320,047
Expenses
Management fee	$8,303,870
Transfer agent fees	3,377,302
Independent trustees' fees and expenses	69,612
Interest	3,103
Miscellaneous	48,694
Total expenses before reductions	11,802,581
Expense reductions	(60,671)	11,741,910
Net investment income (loss)		249,578,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	710,533,527
Fidelity Central Funds	673,905
Foreign currency transactions	68
Futures contracts	25,871,058
Total net realized gain (loss)		737,078,558
Change in net unrealized appreciation (depreciation) on: Investment securities	3,648,337,830
Futures contracts	(1,237,645)
Total change in net unrealized appreciation (depreciation)		3,647,100,185
Net gain (loss)		4,384,178,743
Net increase (decrease) in net assets resulting from operations		$4,633,756,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$249,578,137	$229,271,508
Net realized gain (loss)	737,078,558	684,819,851
Change in net unrealized appreciation (depreciation)	3,647,100,185	(3,425,988,864)
Net increase (decrease) in net assets resulting from operations	4,633,756,880	(2,511,897,505)
Distributions to shareholders from net investment income	(236,121,884)	(215,684,984)
Distributions to shareholders from net realized gain	(605,807,215)	(722,966,259)
Total distributions	(841,929,099)	(938,651,243)
Share transactions - net increase (decrease)	1,125,097,806	1,685,965,054
Redemption fees	367,317	628,490
Total increase (decrease) in net assets	4,917,292,904	(1,763,955,204)
Net Assets
Beginning of period	14,339,859,125	16,103,814,329
End of period	$19,257,152,029	$14,339,859,125
Other Information
Undistributed net investment income end of period	$34,722,404	$30,664,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.29	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.77	.75	.74	.67	.73
Net realized and unrealized gain (loss)	14.00	(8.99)	3.62	13.09	4.61
Total from investment operations	14.77	(8.24)	4.36	13.76	5.34
Distributions from net investment income	(.74)	(.71)	(.70)	(.54)	(.70)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.67)	(3.16)	(2.25)	(1.60)	(1.88)C
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D
Net asset value, end of period	$58.10	$46.00	$57.40	$55.29	$43.12
Total ReturnE	32.50%	(14.86)%	8.23%	32.38%	14.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.47%	1.39%	1.36%	1.35%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$815,223	$1,392,793	$1,992,558	$1,803,152	$971,857
Portfolio turnover rateH	12%	12%I	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.30	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.80	.77	.76	.68	.75
Net realized and unrealized gain (loss)	13.99	(8.99)	3.61	13.11	4.60
Total from investment operations	14.79	(8.22)	4.37	13.79	5.35
Distributions from net investment income	(.75)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.68)	(3.18)	(2.27)	(1.62)	(1.89)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$58.11	$46.00	$57.40	$55.30	$43.12
Total ReturnD	32.56%	(14.83)%	8.24%	32.44%	14.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.49%	1.42%	1.39%	1.38%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,222,551	$11,837,818	$13,356,931	$12,280,754	$7,173,852
Portfolio turnover rateG	12%	12%H	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.99	$57.39	$55.28	$43.11	$39.66
Income from Investment Operations
Net investment income (loss)B	.81	.76	.76	.72	.75
Net realized and unrealized gain (loss)	13.98	(8.98)	3.63	13.06	4.60
Total from investment operations	14.79	(8.22)	4.39	13.78	5.35
Distributions from net investment income	(.76)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.69)	(3.18)	(2.28)C	(1.62)	(1.90)D
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E
Net asset value, end of period	$58.09	$45.99	$57.39	$55.28	$43.11
Total ReturnF	32.58%	(14.83)%	8.27%	32.44%	14.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.52%	1.43%	1.40%	1.39%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219,377	$1,109,249	$754,325	$95,747	$226
Portfolio turnover rateI	12%	12%J	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Investor Class	15.72%	5.18%	1.07%
Premium Class	15.80%	5.26%	1.13%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund - Investor Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$11,129	Fidelity® International Index Fund - Investor Class
$11,252	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S. equities had a strong run for the year ending February 28, 2017: the MSCI ACWI (All Country World Index) ex USA Index gained 19.51%. A recovery from 2016’s global industrial recession set the stage for rising bond yields and inflation expectations, with China’s stabilization key to ending the global trade slump. Manufacturing rebounded, and raw industrials prices saw their first sustained increase since 2011. The strong commodity backdrop helped fuel rallies in resource-rich emerging markets (+30%) and Canada (+26%). Japan (+21%) also gained substantial ground, but lagged the rest of the Asia Pacific group (+26%). Europe (+14%) and the U.K. (+10%) faced headwinds from Brexit, the U.K.’s late-June vote to exit the European Union. Small-cap stocks handily bested large-caps, and value outstripped growth-oriented equities. Among sectors, commodities powered results in materials (+42%), energy (+29%) and, to a lesser extent, industrials (+20%). Rising interest rates and a steepening yield curve rallied financials (+29%), but proved a relative drag on the real estate sector (14%). Information technology (+33%) surged several times this period, most recently in early 2017. Conversely, utilities (+7%), consumer staples (+7%) and telecommunication services (+3%), so-called bond-proxy sectors, lagged amid investors’ appetite for risk. Lastly, health care (+2%) was hampered by ongoing political and regulatory uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose about 16%, closely in line with the 15.98% increase in the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Many of the fund’s top individual contributors this period were global banks – such as HSBC Holdings (U.K.), Mitsubishi UFJ Financial Group (Japan), Commonwealth Bank of Australia, National Australia Bank, and Australia and New Zealand Banking Group – that benefited from the prospect of higher global economic growth and interest rates. Other notable contributors included technology company Siemens and chemicals manufacturer BASF, each of which is based in Germany. Among individual detractors, the biggest performance challenge came from Danish pharmaceutical company Novo-Nordisk, which in February lowered its sales and profits forecasts for fiscal 2017. Also hampering results was U.K.-based telecommunication services company BT Group, as an accounting scandal at the firm’s Italian unit hurt the stock price. Shares of Belgian beverage company Anheuser-Busch InBev also detracted, dipping in October after the firm announced worse-than-expected profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.8	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
	11.2

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.3
Industrials	14.2	14.1
Consumer Discretionary	11.9	12.2
Consumer Staples	10.7	12.4
Health Care	10.6	11.0
Materials	7.9	6.9
Information Technology	5.2	5.6
Energy	4.9	4.8
Telecommunication Services	4.1	4.8
Real Estate	4.1	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of February 28, 2017
Japan	23.7%
United Kingdom	16.3%
Germany	9.1%
France	9.0%
Switzerland	8.6%
Australia	7.4%
Netherlands	4.0%
Spain	3.0%
Sweden	2.8%
Other*	16.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

As of August 31, 2016
Japan	23.7%
United Kingdom	17.7%
France	9.1%
Germany	9.0%
Switzerland	8.9%
Australia	7.0%
Netherlands	3.8%
Spain	3.0%
Sweden	2.7%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 7.4%
AGL Energy Ltd.	846,196	$15,648,537
Alumina Ltd.	3,163,105	4,474,407
Amcor Ltd.	1,454,159	15,664,397
AMP Ltd.	3,739,443	13,991,111
APA Group unit	1,386,826	8,995,345
Aristocrat Leisure Ltd.	679,302	8,645,626
ASX Ltd.	244,826	9,616,286
Aurizon Holdings Ltd.	2,573,105	10,100,734
Australia & New Zealand Banking Group Ltd.	3,689,196	87,400,853
Bank of Queensland Ltd.	488,948	4,442,286
Bendigo & Adelaide Bank Ltd.	589,261	5,520,830
BHP Billiton Ltd.	4,050,040	76,659,538
Boral Ltd.	1,471,967	6,613,345
Brambles Ltd.	2,002,745	14,295,548
Caltex Australia Ltd.	332,429	7,172,135
Challenger Ltd.	712,472	6,249,126
Cimic Group Ltd.	121,634	3,519,511
Coca-Cola Amatil Ltd.	717,873	5,641,531
Cochlear Ltd.	71,716	7,178,247
Commonwealth Bank of Australia	2,172,906	137,142,406
Computershare Ltd.	582,645	6,035,105
Crown Ltd.	458,260	4,448,065
CSL Ltd.	575,121	51,969,810
DEXUS Property Group unit	1,215,712	8,798,896
Dominos Pizza Enterprises Ltd.	77,208	3,297,182
DUET Group	3,044,701	6,419,524
Flight Centre Travel Group Ltd. (a)	70,207	1,552,391
Fortescue Metals Group Ltd.	1,948,007	9,902,150
Goodman Group unit	2,241,338	12,974,176
Harvey Norman Holdings Ltd.	721,629	2,849,356
Healthscope Ltd.	2,181,838	3,763,834
Incitec Pivot Ltd.	2,137,424	6,014,260
Insurance Australia Group Ltd.	3,049,164	14,026,764
Lendlease Group unit	698,154	8,152,233
Macquarie Group Ltd.	383,747	25,494,061
Medibank Private Ltd.	3,458,896	7,478,458
Mirvac Group unit	4,631,606	7,634,762
National Australia Bank Ltd.	3,414,262	83,740,692
Newcrest Mining Ltd.	967,616	16,425,028
Orica Ltd.	475,944	6,674,136
Origin Energy Ltd.	2,212,497	11,127,869
Qantas Airways Ltd.	702,696	2,020,339
QBE Insurance Group Ltd.	1,728,807	16,316,614
Ramsay Health Care Ltd.	177,220	9,481,328
realestate.com.au Ltd.	66,316	2,874,238
Rio Tinto Ltd.	534,364	25,397,109
Santos Ltd.	2,317,231	6,751,160
Scentre Group unit	6,683,669	22,342,249
SEEK Ltd.	423,188	5,090,750
Sonic Healthcare Ltd.	493,347	8,139,922
South32 Ltd.	6,713,424	12,781,560
SP AusNet	2,221,841	2,759,647
Stockland Corp. Ltd. unit	3,016,658	10,916,754
Suncorp Group Ltd.	1,610,583	16,386,247
Sydney Airport unit	1,378,459	6,404,599
Tabcorp Holdings Ltd.	1,049,287	3,427,120
Tatts Group Ltd.	1,869,218	5,818,506
Telstra Corp. Ltd.	5,349,700	19,769,784
The GPT Group unit	2,253,513	8,517,898
TPG Telecom Ltd.	427,328	2,044,426
Transurban Group unit	2,559,845	21,647,844
Treasury Wine Estates Ltd.	935,013	8,537,975
Vicinity Centers unit	4,224,832	9,361,226
Vocus Group Ltd. (a)	655,231	2,200,361
Wesfarmers Ltd.	1,425,434	46,687,844
Westfield Corp. unit	2,477,674	16,716,767
Westpac Banking Corp.	4,220,402	108,994,587
Woodside Petroleum Ltd.	956,612	22,985,835
Woolworths Ltd.	1,621,814	32,031,138

TOTAL AUSTRALIA		1,204,154,378

Austria - 0.2%
Andritz AG	95,248	4,975,662
Erste Group Bank AG	381,953	11,111,442
IMMOEAST AG (a)(b)	321,410	3
OMV AG	190,824	7,289,852
Raiffeisen International Bank-Holding AG (b)	150,796	3,348,429
Voestalpine AG	144,030	6,061,454

TOTAL AUSTRIA		32,786,842

Bailiwick of Jersey - 1.4%
Experian PLC	1,199,575	23,763,592
Glencore Xstrata PLC (b)	15,416,557	61,606,989
Petrofac Ltd.	336,214	3,719,259
Randgold Resources Ltd.	118,575	10,904,635
Shire PLC	1,139,588	68,715,562
Wolseley PLC	318,719	19,446,889
WPP PLC	1,610,022	37,878,040

TOTAL BAILIWICK OF JERSEY		226,034,966

Belgium - 1.1%
Ageas	246,793	9,370,458
Anheuser-Busch InBev SA NV	959,350	104,940,134
Colruyt NV	85,058	3,989,189
Groupe Bruxelles Lambert SA	99,536	8,436,930
KBC Groep NV	315,766	19,315,329
Proximus	186,902	5,495,600
Solvay SA Class A (b)	92,695	10,797,209
Telenet Group Holding NV (b)	65,415	3,696,497
UCB SA	160,483	11,426,755
Umicore SA	119,346	6,285,724

TOTAL BELGIUM		183,753,825

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	829,450	6,832,927
Hongkong Land Holdings Ltd.	1,478,500	10,098,155
Jardine Matheson Holdings Ltd.	314,900	19,580,482
Jardine Strategic Holdings Ltd.	282,000	10,518,600
Kerry Properties Ltd.	825,681	2,531,426
Li & Fung Ltd.	7,381,246	3,289,893
NWS Holdings Ltd.	1,916,104	3,490,153
Shangri-La Asia Ltd.	1,535,380	1,954,109
Yue Yuen Industrial (Holdings) Ltd.	925,000	3,443,623

TOTAL BERMUDA		61,739,368

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,790,665	2,043,674
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	302,029	3,756,444
Cheung Kong Property Holdings Ltd.	3,382,425	23,005,841
CK Hutchison Holdings Ltd.	3,399,925	42,001,418
Melco Crown Entertainment Ltd. sponsored ADR (a)	237,484	3,887,613
MGM China Holdings Ltd.	1,182,000	2,152,994
Sands China Ltd.	3,033,200	12,659,661
WH Group Ltd.	10,076,000	7,878,669
Wynn Macau Ltd.	1,958,400	3,491,512

TOTAL CAYMAN ISLANDS		98,834,152

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	4,547	7,050,366
Series B	8,381	13,627,649
Carlsberg A/S Series B	135,843	11,935,157
Christian Hansen Holding A/S	124,171	7,411,134
Coloplast A/S Series B	150,239	10,592,840
Danske Bank A/S	865,692	28,894,029
DONG Energy A/S	184,432	6,789,198
DSV de Sammensluttede Vognmaend A/S	238,573	11,743,605
Genmab A/S (b)	72,227	14,307,778
ISS Holdings A/S	212,146	8,265,919
Novo Nordisk A/S Series B	2,413,360	85,449,697
Novozymes A/S Series B	291,999	11,231,611
Pandora A/S	141,923	16,180,822
TDC A/S	1,014,804	5,460,997
Tryg A/S	142,752	2,654,914
Vestas Wind Systems A/S	279,644	20,743,596
William Demant Holding A/S (b)	150,315	3,078,342

TOTAL DENMARK		265,417,654

Finland - 0.9%
Elisa Corp. (A Shares)	178,493	5,950,835
Fortum Corp.	556,073	8,536,113
Kone Oyj (B Shares) (a)	425,207	19,036,621
Metso Corp.	142,967	4,224,198
Neste Oyj	161,760	5,634,598
Nokia Corp.	7,385,513	37,813,548
Nokian Tyres PLC	146,988	5,781,850
Orion Oyj (B Shares)	129,179	6,369,103
Sampo Oyj (A Shares)	563,281	25,665,783
Stora Enso Oyj (R Shares)	691,008	7,423,026
UPM-Kymmene Corp.	670,183	15,925,118
Wartsila Corp. (a)	187,215	9,625,225

TOTAL FINLAND		151,986,018

France - 8.8%
Accor SA	213,975	8,444,021
Aeroports de Paris	36,714	4,161,745
Air Liquide SA	201,362	21,761,465
Alstom SA (b)	200,220	5,435,397
Arkema SA	84,442	8,185,394
Atos Origin SA	111,579	13,180,057
AXA SA	2,445,949	57,768,463
BIC SA	37,111	4,590,072
BNP Paribas SA	1,335,947	78,025,613
Bollore Group	1,116,754	4,328,923
Bollore Group (b)	7,144	28,003
Bouygues SA	263,659	10,158,881
Bureau Veritas SA	337,322	6,436,034
Capgemini SA	205,151	17,571,613
Carrefour SA	711,553	16,991,086
Casino Guichard Perrachon SA	70,101	3,706,937
Christian Dior SA	68,152	14,432,826
CNP Assurances	219,400	4,064,080
Compagnie de St. Gobain	628,466	30,113,993
Credit Agricole SA	1,413,377	17,062,093
Danone SA	745,079	49,292,986
Dassault Aviation SA	2,990	3,386,012
Dassault Systemes SA	161,612	13,051,472
Edenred SA	264,866	5,993,595
EDF SA (a)	147,881	1,449,152
EDF SA (b)	200,740	1,967,142
Eiffage SA	73,251	5,231,934
Engie	2,003,334	24,491,712
Essilor International SA	261,179	29,924,351
Eurazeo SA	51,153	3,159,364
Eutelsat Communications	219,002	4,304,959
Fonciere des Regions	43,260	3,561,422
Gecina SA	51,717	6,580,158
Groupe Eurotunnel SA	583,495	5,439,760
Hermes International SCA	33,082	14,435,888
ICADE	48,890	3,485,741
Iliad SA	32,770	6,785,347
Imerys SA	45,005	3,634,040
Ingenico SA	69,264	6,213,673
JCDecaux SA	92,984	2,969,994
Kering SA	95,023	23,128,327
Klepierre SA	277,041	10,291,481
L'Oreal SA (b)	201,944	37,557,074
L'Oreal SA	116,225	21,615,255
Lagardere S.C.A. (Reg.)	147,517	3,710,076
Legrand SA	339,018	19,114,265
LVMH Moet Hennessy - Louis Vuitton SA	350,841	70,477,161
Michelin CGDE Series B	230,715	25,920,685
Natixis SA	1,195,005	6,521,106
Orange SA	2,497,407	37,629,698
Pernod Ricard SA	267,361	30,561,838
Peugeot Citroen SA (b)	608,140	11,570,973
Publicis Groupe SA	240,412	16,206,082
Remy Cointreau SA	29,942	2,659,769
Renault SA	241,054	21,377,241
Rexel SA	381,442	6,168,581
Safran SA	395,454	28,136,277
Sanofi SA	1,465,042	126,371,696
Schneider Electric SA	710,271	48,124,670
SCOR SE	209,263	7,565,116
SEB SA	30,000	3,952,092
SFR Group SA (b)	133,141	3,878,863
Societe Generale Series A	966,592	42,962,678
Sodexo SA (a)	30,567	3,353,226
Sodexo SA (b)	6,851	751,561
Sodexo SA	77,845	8,539,664
Suez Environnement SA	417,649	6,262,984
Thales SA	134,079	13,210,026
Total SA	2,848,281	142,117,744
Unibail-Rodamco	125,080	28,535,975
Valeo SA	300,921	18,493,339
Veolia Environnement SA	601,130	9,851,265
VINCI SA	639,580	46,081,607
Vivendi SA	1,297,439	22,844,377
Wendel SA	35,512	3,929,557
Zodiac Aerospace	256,842	7,543,929

TOTAL FRANCE		1,438,821,656

Germany - 8.5%
adidas AG	236,975	39,766,528
Allianz SE	576,196	100,354,503
Axel Springer Verlag AG	55,345	2,894,100
BASF AG	1,157,039	107,744,929
Bayer AG	1,043,772	114,885,861
Bayerische Motoren Werke AG (BMW)	416,041	37,186,401
Beiersdorf AG	129,509	11,815,822
Brenntag AG	195,732	11,222,241
Commerzbank AG	1,335,583	10,188,815
Continental AG	138,868	28,172,859
Covestro AG	88,580	6,669,326
Daimler AG (Germany)	1,209,741	87,968,997
Deutsche Bank AG (b)	1,741,089	34,307,880
Deutsche Borse AG (b)	244,232	20,932,016
Deutsche Lufthansa AG	296,841	4,349,166
Deutsche Post AG	1,219,296	41,786,890
Deutsche Telekom AG	4,106,388	70,906,366
Deutsche Wohnen AG (Bearer)	422,961	14,529,152
E.ON AG	2,536,148	19,683,462
Evonik Industries AG	209,041	6,712,393
Fraport AG Frankfurt Airport Services Worldwide	52,274	3,273,457
Fresenius Medical Care AG & Co. KGaA	269,630	22,433,147
Fresenius SE & Co. KGaA	515,591	40,977,207
GEA Group AG	232,082	9,033,178
Hannover Reuck SE	77,291	8,728,630
HeidelbergCement Finance AG	187,742	17,544,429
Henkel AG & Co. KGaA	132,065	14,235,808
Hochtief AG	25,891	3,949,765
Hugo Boss AG	83,666	5,759,552
Infineon Technologies AG	1,417,966	25,205,453
Innogy SE	174,505	6,267,113
K&S AG	242,711	5,674,816
Lanxess AG	115,586	7,849,161
Linde AG	234,269	38,041,232
MAN SE	47,313	4,856,455
Merck KGaA	162,524	17,760,153
Metro AG	224,236	6,952,065
Muenchener Rueckversicherungs AG	203,894	38,535,346
OSRAM Licht AG	113,560	6,749,137
ProSiebenSat.1 Media AG	292,742	11,726,283
RWE AG (b)	621,567	8,859,957
SAP AG	1,236,322	115,166,291
Schaeffler AG	209,112	3,296,415
Siemens AG	964,351	125,366,459
Symrise AG	156,457	9,731,215
Telefonica Deutschland Holding AG	926,842	4,068,979
Thyssenkrupp AG	461,373	11,532,730
TUI AG	353,807	4,996,064
TUI AG	277,478	3,909,671
United Internet AG	155,000	6,384,368
Volkswagen AG	42,795	6,482,061
Vonovia SE	584,403	20,362,743
Zalando SE (b)	108,310	4,331,571

TOTAL GERMANY		1,392,118,618

Hong Kong - 2.4%
AIA Group Ltd.	15,195,600	96,013,626
Bank of East Asia Ltd.	1,546,512	6,394,909
BOC Hong Kong (Holdings) Ltd.	4,660,566	18,431,176
Cathay Pacific Airways Ltd.	1,465,327	2,151,867
CLP Holdings Ltd.	2,057,157	20,921,633
Galaxy Entertainment Group Ltd.	2,963,000	14,198,766
Hang Lung Group Ltd.	1,094,000	4,544,887
Hang Lung Properties Ltd.	2,779,423	7,017,570
Hang Seng Bank Ltd.	966,901	19,829,012
Henderson Land Development Co. Ltd.	1,534,552	8,915,263
HK Electric Investments & HK Electric Investments Ltd. unit	3,306,500	2,887,847
Hong Kong & China Gas Co. Ltd.	9,478,804	18,242,323
Hong Kong Exchanges and Clearing Ltd.	1,461,764	36,285,656
Hysan Development Co. Ltd.	797,677	3,719,732
Link (REIT)	2,808,308	19,372,257
MTR Corp. Ltd.	1,869,706	9,886,954
New World Development Co. Ltd.	7,240,344	9,476,084
PCCW Ltd.	5,235,863	3,190,255
Power Assets Holdings Ltd.	1,764,676	15,832,960
Sino Land Ltd.	3,887,610	6,770,728
SJM Holdings Ltd.	2,449,000	2,009,575
Sun Hung Kai Properties Ltd.	1,818,676	26,590,543
Swire Pacific Ltd. (A Shares)	712,384	7,323,068
Swire Properties Ltd.	1,443,800	4,342,801
Techtronic Industries Co. Ltd.	1,716,500	6,147,020
Wharf Holdings Ltd.	1,700,585	13,483,493
Wheelock and Co. Ltd.	1,098,000	7,135,748

TOTAL HONG KONG		391,115,753

Ireland - 0.6%
Bank of Ireland (b)	34,811,032	8,260,853
CRH PLC	1,044,365	35,306,421
DCC PLC (United Kingdom)	112,167	9,554,873
James Hardie Industries PLC CDI	558,338	8,347,516
Kerry Group PLC Class A	199,472	15,320,746
Paddy Power Betfair PLC (Ireland)	99,576	10,907,750
Ryanair Holdings PLC (b)	250,317	3,775,738

TOTAL IRELAND		91,473,897

Isle of Man - 0.0%
Genting Singapore PLC	7,689,459	5,432,114
Israel - 0.6%
Azrieli Group	53,034	2,637,863
Bank Hapoalim BM (Reg.)	1,356,880	8,366,371
Bank Leumi le-Israel BM (b)	1,840,647	8,068,313
Bezeq The Israel Telecommunication Corp. Ltd.	2,595,428	4,633,420
Check Point Software Technologies Ltd. (a)(b)	164,610	16,281,575
Elbit Systems Ltd. (Israel)	29,798	3,523,219
Frutarom Industries Ltd.	48,309	2,741,181
Israel Chemicals Ltd.	643,381	2,738,919
Mizrahi Tefahot Bank Ltd.	181,545	3,031,567
NICE Systems Ltd.	67,028	4,655,694
NICE Systems Ltd. sponsored ADR	8,696	593,502
Taro Pharmaceutical Industries Ltd. (a)(b)	18,603	2,230,686
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,151,741	40,333,970

TOTAL ISRAEL		99,836,280

Italy - 1.7%
Assicurazioni Generali SpA	1,474,206	21,115,182
Atlantia SpA	517,715	12,121,127
Enel SpA	9,576,757	41,100,488
Eni SpA	3,218,527	49,653,014
Intesa Sanpaolo SpA	15,974,681	37,195,311
Intesa Sanpaolo SpA (Risparmio Shares)	1,192,034	2,651,966
Leonardo SpA (b)	509,796	7,004,810
Luxottica Group SpA	212,593	11,213,759
Mediobanca SpA	707,193	5,667,700
Poste Italiane SpA	676,303	4,341,841
Prysmian SpA	245,387	6,241,711
Saipem SpA (b)	7,586,774	3,464,935
Snam Rete Gas SpA	3,089,746	12,307,521
Telecom Italia SpA (b)	13,943,222	11,252,369
Terna SpA	1,905,378	8,825,133
UniCredit SpA	2,386,054	31,976,488
Unipolsai SpA	1,419,637	3,007,927

TOTAL ITALY		269,141,282

Japan - 23.6%
ABC-MART, Inc.	41,300	2,488,771
ACOM Co. Ltd. (b)	500,200	2,092,608
AEON Co. Ltd.	817,000	12,181,005
AEON Financial Service Co. Ltd.	140,700	2,722,701
AEON MALL Co. Ltd.	137,740	2,114,927
Air Water, Inc.	193,000	3,664,329
Aisin Seiki Co. Ltd.	240,000	11,920,424
Ajinomoto Co., Inc.	680,366	13,771,439
Alfresa Holdings Corp.	235,100	4,231,361
All Nippon Airways Ltd.	1,423,000	4,253,357
Alps Electric Co. Ltd.	234,600	6,985,064
Amada Holdings Co. Ltd.	423,000	4,781,788
Aozora Bank Ltd.	1,479,000	5,542,383
Asahi Glass Co. Ltd.	1,259,677	10,293,146
Asahi Group Holdings	484,603	17,120,382
Asahi Kasei Corp.	1,579,727	15,390,193
Asics Corp.	198,000	3,491,370
Astellas Pharma, Inc.	2,702,100	36,398,197
Bandai Namco Holdings, Inc.	249,050	7,171,452
Bank of Kyoto Ltd.	415,000	3,379,990
Benesse Holdings, Inc.	81,900	2,518,710
Bridgestone Corp.	815,079	32,510,294
Brother Industries Ltd.	293,000	5,521,216
Calbee, Inc.	99,900	3,387,948
Canon, Inc.	1,333,644	38,896,427
Casio Computer Co. Ltd. (a)	285,700	3,857,821
Central Japan Railway Co.	180,500	29,530,375
Chiba Bank Ltd.	874,674	6,111,701
Chubu Electric Power Co., Inc.	805,464	10,610,946
Chugai Pharmaceutical Co. Ltd.	280,425	9,347,916
Chugoku Electric Power Co., Inc.	357,400	3,938,415
Concordia Financial Group Ltd.	1,463,884	7,789,486
Credit Saison Co. Ltd.	186,352	3,534,791
CYBERDYNE, Inc. (a)(b)	138,200	2,165,045
Dai Nippon Printing Co. Ltd.	661,242	7,192,467
Dai-ichi Mutual Life Insurance Co.	1,352,300	25,428,223
Daicel Chemical Industries Ltd.	348,500	4,228,096
Daiichi Sankyo Kabushiki Kaisha	772,470	17,605,674
Daikin Industries Ltd.	293,594	27,871,111
Dainippon Sumitomo Pharma Co. Ltd.	198,800	3,509,016
Daito Trust Construction Co. Ltd.	87,863	12,294,329
Daiwa House Industry Co. Ltd.	723,784	19,868,707
Daiwa House REIT Investment Corp.	1,711	4,447,123
Daiwa Securities Group, Inc.	2,075,985	13,162,349
DeNA Co. Ltd.	132,000	2,969,104
DENSO Corp.	597,638	26,555,778
Dentsu, Inc.	271,000	15,003,961
Don Quijote Holdings Co. Ltd.	147,800	5,236,050
East Japan Railway Co.	414,300	37,449,077
Eisai Co. Ltd.	316,178	17,733,211
Electric Power Development Co. Ltd.	182,080	4,277,085
FamilyMart Co. Ltd.	104,900	6,405,394
Fanuc Corp.	243,072	47,738,132
Fast Retailing Co. Ltd.	66,500	21,007,477
Fuji Electric Co. Ltd.	699,153	3,864,649
Fuji Heavy Industries Ltd.	771,600	28,894,220
Fujifilm Holdings Corp.	560,005	21,643,524
Fujitsu Ltd.	2,334,075	13,560,468
Fukuoka Financial Group, Inc.	966,300	4,507,020
Hakuhodo DY Holdings, Inc.	277,800	3,414,854
Hamamatsu Photonics K.K.	176,000	5,185,456
Hankyu Hanshin Holdings, Inc.	301,000	10,073,969
Hikari Tsushin, Inc.	26,700	2,614,269
Hino Motors Ltd.	320,300	3,720,606
Hirose Electric Co. Ltd.	39,512	5,303,671
Hiroshima Bank Ltd.	627,000	2,963,523
Hisamitsu Pharmaceutical Co., Inc.	77,700	4,177,382
Hitachi Chemical Co. Ltd.	128,500	3,620,121
Hitachi Construction Machinery Co. Ltd.	131,800	3,066,671
Hitachi High-Technologies Corp.	85,300	3,553,376
Hitachi Ltd.	6,055,271	33,352,634
Hitachi Metals Ltd.	266,400	3,794,027
Hokuriku Electric Power Co., Inc.	209,300	2,067,943
Honda Motor Co. Ltd.	2,045,460	63,362,945
Hoshizaki Corp.	63,400	5,022,564
Hoya Corp.	503,216	22,772,265
Hulic Co. Ltd.	369,400	3,514,964
Idemitsu Kosan Co. Ltd.	109,400	3,525,106
IHI Corp. (b)	1,840,185	5,732,919
Iida Group Holdings Co. Ltd.	183,100	3,096,622
INPEX Corp.	1,183,500	11,756,518
Isetan Mitsukoshi Holdings Ltd.	431,487	5,526,813
Isuzu Motors Ltd.	743,900	9,955,527
Itochu Corp.	1,906,286	27,598,684
J. Front Retailing Co. Ltd.	299,600	4,602,872
Japan Airlines Co. Ltd.	148,200	4,839,964
Japan Airport Terminal Co. Ltd. (a)	58,200	2,033,335
Japan Exchange Group, Inc.	663,200	9,167,739
Japan Post Bank Co. Ltd.	503,200	6,306,517
Japan Post Holdings Co. Ltd.	558,700	7,166,200
Japan Prime Realty Investment Corp.	1,037	4,116,801
Japan Real Estate Investment Corp.	1,644	9,058,133
Japan Retail Fund Investment Corp.	3,205	6,447,372
Japan Tobacco, Inc.	1,378,800	46,109,320
JFE Holdings, Inc.	654,575	12,381,253
JGC Corp.	258,217	4,635,931
JSR Corp.	238,716	4,077,582
JTEKT Corp.	275,700	4,682,323
JX Holdings, Inc.	2,681,468	12,771,850
Kajima Corp.	1,117,317	7,280,040
Kakaku.com, Inc.	176,900	2,554,024
Kamigumi Co. Ltd.	287,663	2,696,241
Kaneka Corp.	346,559	2,705,347
Kansai Electric Power Co., Inc. (b)	881,136	9,768,614
Kansai Paint Co. Ltd.	276,600	5,372,212
Kao Corp.	632,150	32,641,436
Kawasaki Heavy Industries Ltd.	1,770,945	5,564,499
KDDI Corp.	2,300,900	60,128,320
Keihan Electric Railway Co., Ltd.	632,000	3,994,125
Keihin Electric Express Railway Co. Ltd.	584,061	6,425,737
Keio Corp.	719,410	5,654,360
Keisei Electric Railway Co.	170,700	4,046,233
Keyence Corp.	121,924	47,165,580
Kikkoman Corp.	183,849	5,539,444
Kintetsu Group Holdings Co. Ltd.	2,261,100	8,392,707
Kirin Holdings Co. Ltd.	1,029,556	17,723,631
Kobe Steel Ltd. (b)	384,000	3,729,085
Koito Manufacturing Co. Ltd.	140,700	7,251,351
Komatsu Ltd.	1,157,445	27,823,608
Konami Holdings Corp.	116,900	4,932,182
Konica Minolta, Inc.	560,900	5,407,047
Kose Corp.	37,800	3,236,780
Kubota Corp.	1,354,164	21,545,847
Kuraray Co. Ltd.	440,286	6,681,985
Kurita Water Industries Ltd.	130,000	3,101,162
Kyocera Corp.	400,404	22,018,745
Kyowa Hakko Kirin Co., Ltd.	325,289	4,867,247
Kyushu Electric Power Co., Inc.	533,570	5,936,735
Kyushu Financial Group, Inc.	432,200	2,958,403
Lawson, Inc.	81,916	5,650,888
LINE Corp. (a)	54,600	1,880,831
Lion Corp.	299,000	5,163,203
LIXIL Group Corp.	332,559	8,149,316
M3, Inc.	243,300	6,172,104
Mabuchi Motor Co. Ltd.	61,142	3,303,502
Makita Corp.	143,500	9,937,514
Marubeni Corp.	2,050,144	13,263,115
Marui Group Co. Ltd.	272,649	3,766,534
Maruichi Steel Tube Ltd.	69,500	2,199,230
Mazda Motor Corp.	713,100	9,971,204
McDonald's Holdings Co. (Japan) Ltd. (a)	83,800	2,386,933
Mebuki Financial Group, Inc.	1,176,610	5,184,227
Medipal Holdings Corp.	213,300	3,518,135
Meiji Holdings Co. Ltd.	147,158	11,762,685
Minebea Mitsumi, Inc.	473,700	5,835,603
Miraca Holdings, Inc.	71,600	3,428,795
Misumi Group, Inc.	342,800	5,989,732
Mitsubishi Chemical Holdings Corp.	1,693,275	13,002,700
Mitsubishi Corp.	1,893,802	42,724,119
Mitsubishi Electric Corp.	2,422,306	35,522,267
Mitsubishi Estate Co. Ltd.	1,566,723	30,610,681
Mitsubishi Gas Chemical Co., Inc.	237,433	5,000,369
Mitsubishi Heavy Industries Ltd.	4,007,256	15,837,124
Mitsubishi Logistics Corp.	144,000	2,068,770
Mitsubishi Materials Corp.	139,193	4,621,388
Mitsubishi Motors Corp. of Japan	840,600	5,439,639
Mitsubishi Tanabe Pharma Corp.	281,600	5,790,164
Mitsubishi UFJ Financial Group, Inc.	16,062,930	106,268,685
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	3,284,509
Mitsui & Co. Ltd.	2,134,223	32,655,920
Mitsui Chemicals, Inc.	1,140,683	5,797,588
Mitsui Fudosan Co. Ltd.	1,134,677	25,684,130
Mitsui OSK Lines Ltd.	1,426,285	4,710,060
mixi, Inc.	56,100	2,431,857
Mizuho Financial Group, Inc.	30,243,300	56,437,831
MS&AD Insurance Group Holdings, Inc.	634,784	21,465,525
Murata Manufacturing Co. Ltd.	244,254	35,112,396
Nabtesco Corp.	148,100	4,119,565
Nagoya Railroad Co. Ltd.	1,151,000	5,276,292
NEC Corp.	3,245,547	8,088,951
New Hampshire Foods Ltd.	215,740	5,749,482
Nexon Co. Ltd.	217,700	3,619,775
NGK Insulators Ltd.	326,509	7,030,355
NGK Spark Plug Co. Ltd.	223,800	5,065,854
Nidec Corp.	299,184	27,935,735
Nikon Corp.	425,338	6,500,559
Nintendo Co. Ltd.	142,196	29,701,296
Nippon Building Fund, Inc.	1,772	9,905,345
Nippon Electric Glass Co. Ltd.	522,000	3,243,188
Nippon Express Co. Ltd.	1,035,546	5,346,181
Nippon Paint Holdings Co. Ltd.	203,300	6,559,816
Nippon Prologis REIT, Inc.	1,960	4,213,272
Nippon Steel & Sumitomo Metal Corp.	1,012,263	24,899,985
Nippon Telegraph & Telephone Corp.	866,500	36,652,363
Nippon Yusen KK	2,011,578	4,440,530
Nissan Chemical Industries Co. Ltd.	153,000	4,929,992
Nissan Motor Co. Ltd.	3,040,748	29,919,181
Nisshin Seifun Group, Inc.	260,323	3,913,708
Nissin Food Holdings Co. Ltd.	78,323	4,385,168
Nitori Holdings Co. Ltd.	100,500	11,700,921
Nitto Denko Corp.	206,394	17,379,387
NKSJ Holdings, Inc.	442,403	16,531,290
NOK Corp.	119,500	2,727,295
Nomura Holdings, Inc.	4,554,347	29,433,046
Nomura Real Estate Holdings, Inc.	153,900	2,611,005
Nomura Real Estate Master Fund, Inc.	4,981	7,461,857
Nomura Research Institute Ltd.	165,055	5,700,417
NSK Ltd.	562,076	8,015,005
NTT Data Corp.	157,700	7,439,672
NTT DOCOMO, Inc.	1,744,500	41,445,740
Obayashi Corp.	810,304	7,529,996
OBIC Co. Ltd.	80,800	3,761,485
Odakyu Electric Railway Co. Ltd.	377,500	7,459,611
Oji Holdings Corp.	1,021,352	4,891,071
Olympus Corp.	364,829	12,908,410
OMRON Corp.	240,160	10,325,095
Ono Pharmaceutical Co. Ltd.	517,800	11,464,929
Oracle Corp. Japan	47,800	2,782,607
Oriental Land Co. Ltd.	273,324	15,356,456
ORIX Corp.	1,659,480	25,812,820
Osaka Gas Co. Ltd.	2,306,525	8,893,913
Otsuka Corp.	65,700	3,339,241
Otsuka Holdings Co. Ltd.	490,100	22,296,507
Panasonic Corp.	2,767,273	30,365,948
Park24 Co. Ltd.	127,100	3,569,367
Pola Orbis Holdings, Inc.	28,600	2,731,568
Rakuten, Inc.	1,164,300	11,534,700
Recruit Holdings Co. Ltd.	460,900	22,605,002
Resona Holdings, Inc.	2,765,300	15,433,202
Ricoh Co. Ltd.	859,070	7,486,132
Rinnai Corp.	44,700	3,604,807
ROHM Co. Ltd.	115,944	7,492,576
Ryohin Keikaku Co. Ltd.	29,800	6,299,791
Sankyo Co. Ltd. (Gunma)	60,700	2,147,692
Santen Pharmaceutical Co. Ltd.	466,700	6,688,210
SBI Holdings, Inc. Japan	262,960	3,679,497
Secom Co. Ltd.	262,667	19,136,850
Sega Sammy Holdings, Inc.	232,100	3,415,028
Seibu Holdings, Inc.	211,400	3,618,516
Seiko Epson Corp.	348,000	7,783,668
Sekisui Chemical Co. Ltd.	510,893	8,435,680
Sekisui House Ltd.	753,067	12,035,532
Seven & i Holdings Co. Ltd.	944,900	37,002,488
Seven Bank Ltd.	743,800	2,310,616
Sharp Corp. (a)(b)	1,874,000	5,538,064
Shimadzu Corp.	307,000	5,003,489
Shimamura Co. Ltd.	27,900	3,610,895
SHIMANO, Inc.	95,100	14,051,894
SHIMIZU Corp.	707,416	6,492,019
Shin-Etsu Chemical Co. Ltd.	495,062	41,876,133
Shinsei Bank Ltd.	2,213,000	4,038,141
Shionogi & Co. Ltd.	374,391	18,322,148
Shiseido Co. Ltd.	476,350	12,529,389
Shizuoka Bank Ltd.	664,274	5,830,025
Showa Shell Sekiyu K.K.	237,000	2,388,037
SMC Corp.	71,771	20,347,201
SoftBank Corp.	1,065,630	79,501,284
Sohgo Security Services Co., Ltd.	89,400	3,381,993
Sony Corp.	1,583,885	48,941,583
Sony Financial Holdings, Inc.	216,200	3,798,823
Stanley Electric Co. Ltd.	187,625	5,285,799
Start Today Co. Ltd.	221,900	4,637,689
Sumitomo Chemical Co. Ltd.	1,963,334	10,939,936
Sumitomo Corp.	1,479,942	19,884,930
Sumitomo Electric Industries Ltd.	944,106	15,374,444
Sumitomo Heavy Industries Ltd.	687,822	4,867,315
Sumitomo Metal Mining Co. Ltd.	617,065	8,573,933
Sumitomo Mitsui Financial Group, Inc.	1,685,400	65,658,467
Sumitomo Mitsui Trust Holdings, Inc.	415,372	14,905,747
Sumitomo Realty & Development Co. Ltd.	446,000	12,310,704
Sumitomo Rubber Industries Ltd.	210,400	3,472,176
Sundrug Co. Ltd.	46,100	3,032,436
Suntory Beverage & Food Ltd.	173,900	7,297,548
Suzuken Co. Ltd.	96,416	3,261,211
Suzuki Motor Corp.	444,000	17,365,579
Sysmex Corp.	196,000	11,322,622
T&D Holdings, Inc.	725,400	11,128,461
Taiheiyo Cement Corp.	1,508,000	5,302,061
Taisei Corp.	1,318,594	9,248,761
Taisho Pharmaceutical Holdings Co. Ltd.	45,257	3,685,981
Taiyo Nippon Sanso Corp.	187,200	2,326,149
Takashimaya Co. Ltd.	373,000	3,356,651
Takeda Pharmaceutical Co. Ltd.	892,642	41,512,113
TDK Corp.	153,625	10,447,238
Teijin Ltd.	232,868	4,454,434
Terumo Corp.	427,924	14,836,121
The Chugoku Bank Ltd.	213,000	3,397,534
The Hachijuni Bank Ltd.	509,500	3,219,947
The Suruga Bank Ltd.	217,500	4,820,642
THK Co. Ltd.	149,400	3,884,440
Tobu Railway Co. Ltd.	1,228,297	6,286,624
Toho Co. Ltd.	141,654	4,009,611
Toho Gas Co. Ltd.	491,000	3,531,337
Tohoku Electric Power Co., Inc.	566,090	7,266,027
Tokio Marine Holdings, Inc.	854,900	37,431,600
Tokyo Electric Power Co., Inc. (b)	1,807,818	6,951,599
Tokyo Electron Ltd.	206,918	20,646,676
Tokyo Gas Co. Ltd.	2,730,395	12,390,007
Tokyo Tatemono Co. Ltd.	251,700	3,551,066
Tokyu Corp.	1,349,954	9,997,434
Tokyu Fudosan Holdings Corp.	632,400	3,602,617
TonenGeneral Sekiyu K.K.	361,856	4,332,158
Toppan Printing Co. Ltd.	644,013	6,489,143
Toray Industries, Inc.	1,835,883	16,423,182
Toshiba Corp. (a)(b)	5,042,880	9,345,566
Toto Ltd.	176,392	6,790,648
Toyo Seikan Group Holdings Ltd.	203,500	3,686,168
Toyo Suisan Kaisha Ltd.	110,100	4,037,670
Toyoda Gosei Co. Ltd.	80,900	2,062,376
Toyota Industries Corp.	203,186	9,911,071
Toyota Motor Corp.	3,351,763	189,618,701
Toyota Tsusho Corp.	261,300	7,791,669
Trend Micro, Inc.	140,700	6,161,770
Tsuruha Holdings, Inc.	45,800	4,239,797
Unicharm Corp.	505,840	11,368,962
United Urban Investment Corp.	3,724	5,787,622
USS Co. Ltd.	272,500	4,666,785
West Japan Railway Co.	205,800	13,623,522
Yahoo! Japan Corp.	1,784,200	8,274,228
Yakult Honsha Co. Ltd.	109,566	5,978,366
Yamada Denki Co. Ltd. (a)	824,050	4,202,952
Yamaguchi Financial Group, Inc.	246,000	2,837,830
Yamaha Corp.	209,043	5,446,338
Yamaha Motor Co. Ltd.	350,400	8,106,187
Yamato Holdings Co. Ltd.	436,532	9,537,298
Yamazaki Baking Co. Ltd.	164,800	3,304,948
Yaskawa Electric Corp.	313,800	5,882,441
Yokogawa Electric Corp.	283,000	4,405,777
Yokohama Rubber Co. Ltd.	136,300	2,710,349

TOTAL JAPAN		3,852,802,392

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	2,420,165	21,295,750
Eurofins Scientific SA	14,000	5,981,584
Millicom International Cellular SA (depository receipt)	82,646	4,509,245
RTL Group SA (a)	48,932	3,764,516
SES SA (France) (depositary receipt)	456,859	9,324,191
Tenaris SA	595,754	9,755,256

TOTAL LUXEMBOURG		54,630,542

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	61
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,992,780	2,438,459
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	4,761,760	6,354,820
Netherlands - 4.0%
ABN AMRO Group NV GDR	356,431	8,156,225
AEGON NV	2,349,193	12,464,889
AerCap Holdings NV (b)	205,694	9,317,938
Airbus Group NV	730,703	53,689,472
Akzo Nobel NV	317,461	21,284,469
Altice NV:
Class A (b)	464,494	9,794,951
Class B (b)	135,773	2,864,532
ASML Holding NV (Netherlands)	465,199	56,549,889
CNH Industrial NV	1,280,647	11,884,845
EXOR NV	135,038	6,399,041
Ferrari NV	154,481	10,064,916
Fiat Chrysler Automobiles NV	1,132,138	12,389,668
Gemalto NV	101,636	6,116,913
Heineken Holding NV	128,940	9,792,785
Heineken NV (Bearer)	290,995	24,015,020
ING Groep NV (Certificaten Van Aandelen)	4,890,428	67,373,436
Koninklijke Ahold Delhaize NV	1,615,075	34,322,870
Koninklijke Boskalis Westminster NV	116,878	4,259,427
Koninklijke DSM NV	229,127	15,049,703
Koninklijke KPN NV	4,276,106	12,084,049
Koninklijke Philips Electronics NV	1,194,104	36,181,135
Mobileye NV (a)(b)	220,082	10,018,133
NN Group NV	405,943	12,611,393
NXP Semiconductors NV (b)	368,805	37,916,842
QIAGEN NV (Germany) (b)	276,088	7,867,917
Randstad Holding NV	154,172	8,968,440
RELX NV	1,253,602	22,198,142
STMicroelectronics NV (France)	801,431	12,222,616
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,055,132	97,286,061
Vopak NV	89,282	3,775,374
Wolters Kluwer NV	382,105	15,651,671

TOTAL NETHERLANDS		652,572,762

New Zealand - 0.2%
Auckland International Airport Ltd.	1,205,757	6,374,840
Contact Energy Ltd.	923,954	3,254,413
Fletcher Building Ltd.	871,583	6,064,560
Mercury Nz Ltd.	897,575	2,036,548
Meridian Energy Ltd.	1,594,119	3,100,259
Ryman Healthcare Group Ltd.	471,403	3,011,823
Spark New Zealand Ltd.	2,285,016	5,908,770

TOTAL NEW ZEALAND		29,751,213

Norway - 0.7%
DNB ASA	1,233,200	20,226,039
Gjensidige Forsikring ASA	260,110	4,067,564
Marine Harvest ASA	479,573	8,386,164
Norsk Hydro ASA	1,702,688	9,639,968
Orkla ASA	1,043,505	9,179,757
Schibsted ASA:
(A Shares)	97,544	2,573,714
(B Shares)	112,343	2,727,000
Statoil ASA (a)	1,432,218	25,251,724
Telenor ASA	940,003	15,327,114
Yara International ASA	225,950	8,578,742

TOTAL NORWAY		105,957,786

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,723,615	9,224,039
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)	2,598,658	28
Energias de Portugal SA	2,901,252	8,971,799
Galp Energia SGPS SA Class B	621,775	9,149,460
Jeronimo Martins SGPS SA	318,203	5,117,243

TOTAL PORTUGAL		23,238,530

Singapore - 1.3%
Ascendas Real Estate Investment Trust (b)	2,993,583	5,340,344
CapitaCommercial Trust (REIT)	2,573,700	2,864,972
CapitaLand Ltd.	3,141,137	8,158,797
CapitaMall Trust	3,166,300	4,450,985
City Developments Ltd.	494,000	3,338,219
ComfortDelgro Corp. Ltd.	2,749,084	4,845,324
DBS Group Holdings Ltd.	2,243,864	29,989,705
Global Logistic Properties Ltd.	3,806,100	7,224,366
Hutchison Port Holdings Trust	6,729,900	2,557,362
Jardine Cycle & Carriage Ltd.	143,130	4,362,125
Keppel Corp. Ltd.	1,836,300	8,923,364
Oversea-Chinese Banking Corp. Ltd.	3,971,386	26,808,414
Sembcorp Industries Ltd.	1,245,730	2,844,538
Singapore Airlines Ltd.	680,825	4,833,887
Singapore Airport Terminal Service Ltd.	829,800	2,960,611
Singapore Exchange Ltd.	1,013,800	5,425,646
Singapore Press Holdings Ltd.	1,992,821	4,977,075
Singapore Technologies Engineering Ltd.	2,006,061	5,267,807
Singapore Telecommunications Ltd.	10,016,227	28,160,364
StarHub Ltd.	747,200	1,535,562
Suntec (REIT)	3,063,900	3,782,323
United Overseas Bank Ltd.	1,660,713	25,478,328
UOL Group Ltd.	603,829	2,839,470
Wilmar International Ltd.	2,373,900	6,165,974
Yangzijiang Shipbuilding Holdings Ltd.	2,549,700	1,682,940

TOTAL SINGAPORE		204,818,502

Spain - 3.0%
Abertis Infraestructuras SA	805,599	11,811,770
ACS Actividades de Construccion y Servicios SA	241,939	7,593,189
Aena SA	84,471	12,080,958
Amadeus IT Holding SA Class A	551,676	25,660,082
Banco Bilbao Vizcaya Argentaria SA	8,283,605	53,967,447
Banco de Sabadell SA	6,749,414	9,924,657
Banco Popular Espanol SA (a)	4,313,009	3,824,422
Banco Santander SA (Spain)	18,376,858	99,943,952
Bankia SA	5,781,148	5,714,203
Bankinter SA	849,284	6,549,145
CaixaBank SA	4,521,006	15,754,768
Distribuidora Internacional de Alimentacion SA	788,370	4,377,279
Enagas SA	281,939	6,928,026
Endesa SA	403,329	8,586,327
Ferrovial SA	614,562	11,657,354
Gas Natural SDG SA	434,077	8,449,949
Grifols SA	374,518	8,191,200
Iberdrola SA	6,960,231	46,262,397
Inditex SA	1,374,673	44,052,624
International Consolidated Airlines Group SA	296,788	1,975,169
International Consolidated Airlines Group SA CDI	761,807	5,076,198
MAPFRE SA (Reg.)	1,336,994	4,137,338
Red Electrica Corporacion SA	546,270	9,861,215
Repsol YPF SA	1,421,293	21,025,623
Telefonica SA	5,839,385	59,444,704
Zardoya Otis SA	243,649	1,946,238

TOTAL SPAIN		494,796,234

Sweden - 2.8%
Alfa Laval AB	372,530	6,743,558
ASSA ABLOY AB (B Shares)	1,264,854	24,544,204
Atlas Copco AB:
(A Shares)	849,564	27,821,230
(B Shares)	485,807	14,369,804
Boliden AB	343,643	10,492,102
Electrolux AB (B Shares)	301,375	7,992,951
Getinge AB (B Shares)	251,256	4,264,332
H&M Hennes & Mauritz AB (B Shares)	1,199,230	31,618,157
Hexagon AB (B Shares)	326,474	13,186,850
Husqvarna AB (B Shares)	523,174	4,483,140
ICA Gruppen AB (a)	104,430	3,392,072
Industrivarden AB (C Shares)	207,911	4,116,023
Investor AB (B Shares)	570,458	22,624,683
Kinnevik AB (B Shares)	305,051	8,249,280
Lundbergfoeretagen AB	48,237	3,128,837
Lundin Petroleum AB (b)	257,889	5,285,430
Nordea Bank AB	3,832,808	44,924,012
Sandvik AB	1,338,448	18,208,563
Securitas AB (B Shares)	398,871	6,089,161
Skandinaviska Enskilda Banken AB (A Shares)	1,923,954	22,017,642
Skanska AB (B Shares)	456,884	10,892,411
SKF AB (B Shares)	500,919	9,539,359
Svenska Cellulosa AB (SCA) (B Shares)	770,547	23,679,983
Svenska Handelsbanken AB (A Shares)	1,924,268	26,775,094
Swedbank AB (A Shares)	1,140,457	28,162,084
Swedish Match Co. AB	240,448	7,490,526
Tele2 AB (B Shares)	451,459	4,038,654
Telefonaktiebolaget LM Ericsson (B Shares)	3,894,711	25,270,251
TeliaSonera AB	3,224,425	12,946,287
Volvo AB (B Shares)	1,951,034	25,483,228

TOTAL SWEDEN		457,829,908

Switzerland - 8.6%
ABB Ltd. (Reg.)	2,373,052	53,607,901
Actelion Ltd.	123,206	33,152,404
Adecco SA (Reg.)	204,448	14,697,213
Aryzta AG	109,496	3,541,027
Baloise Holdings AG	63,922	8,318,420
Barry Callebaut AG	2,752	3,559,365
Coca-Cola HBC AG	240,514	5,804,693
Compagnie Financiere Richemont SA Series A	657,888	48,459,496
Credit Suisse Group AG	2,503,899	37,776,472
Dufry AG (b)	57,480	8,292,778
Ems-Chemie Holding AG	10,470	5,957,689
Galenica AG	4,983	5,844,550
Geberit AG (Reg.)	46,824	20,261,573
Givaudan SA	11,622	21,106,714
Julius Baer Group Ltd.	280,067	13,697,440
Kuehne & Nagel International AG	68,103	9,696,549
Lafargeholcim Ltd. (Reg.)	572,929	32,601,078
Lindt & Spruengli AG	129	8,360,885
Lindt & Spruengli AG (participation certificate)	1,282	7,269,368
Lonza Group AG	70,880	13,056,006
Nestle SA	3,924,442	289,616,667
Novartis AG	2,818,046	220,066,598
Pargesa Holding SA	42,251	2,787,005
Partners Group Holding AG	21,778	11,394,772
Roche Holding AG (participation certificate)	885,635	215,567,559
Schindler Holding AG:
(participation certificate)	53,961	10,433,839
(Reg.)	25,564	4,889,575
SGS SA (Reg.)	6,866	14,595,420
Sika AG	2,713	15,275,566
Sonova Holding AG Class B	66,992	8,797,974
Swatch Group AG (Bearer)	38,354	12,750,934
Swatch Group AG (Bearer) (Reg.)	65,564	4,252,994
Swiss Life Holding AG	40,050	12,600,986
Swiss Prime Site AG	88,737	7,704,352
Swiss Re Ltd.	409,561	36,619,284
Swisscom AG	32,121	14,142,387
Syngenta AG (Switzerland)	116,686	50,293,912
UBS Group AG	4,611,235	71,026,839
Zurich Insurance Group AG	189,085	52,182,404

TOTAL SWITZERLAND		1,410,060,688

United Kingdom - 16.2%
3i Group PLC	1,213,623	10,368,287
Aberdeen Asset Management PLC	1,186,040	4,069,244
Admiral Group PLC	275,869	6,257,464
Anglo American PLC (United Kingdom) (b)	1,766,020	27,841,304
Antofagasta PLC (a)	500,593	5,043,826
Ashtead Group PLC	627,687	12,898,011
Associated British Foods PLC	451,787	14,682,111
AstraZeneca PLC (United Kingdom)	1,597,020	92,036,329
Auto Trader Group PLC	1,244,050	6,100,621
Aviva PLC	5,129,908	31,666,356
Babcock International Group PLC	328,618	3,865,618
BAE Systems PLC	4,010,410	31,395,677
Barclays PLC	21,321,105	59,926,860
Barratt Developments PLC	1,258,593	7,988,224
Berkeley Group Holdings PLC	166,588	6,085,564
BHP Billiton PLC	2,663,181	42,925,000
BP PLC	23,847,968	134,470,795
British American Tobacco PLC (United Kingdom)	2,347,722	148,292,797
British Land Co. PLC	1,239,536	9,497,633
BT Group PLC	10,640,970	43,000,800
Bunzl PLC	425,026	11,892,724
Burberry Group PLC	555,219	11,891,165
Capita Group PLC	836,934	5,852,001
Carnival PLC	239,915	13,075,694
Carphone Warehouse Group PLC	1,227,790	4,616,215
Centrica PLC	6,938,568	19,545,866
Cobham PLC	2,207,284	3,281,212
Coca-Cola European Partners PLC	273,369	9,519,386
Compass Group PLC	2,065,730	38,377,062
Croda International PLC	167,773	7,302,994
Diageo PLC	3,171,147	89,410,071
Direct Line Insurance Group PLC	1,764,649	7,521,498
easyJet PLC	197,866	2,334,914
Fresnillo PLC	276,755	5,103,094
G4S PLC (United Kingdom)	1,950,770	6,344,427
GKN PLC	2,186,936	9,766,461
GlaxoSmithKline PLC	6,158,758	126,026,180
Hammerson PLC	1,006,040	7,346,509
Hargreaves Lansdown PLC	333,739	5,528,503
Hikma Pharmaceuticals PLC	180,817	4,823,886
HSBC Holdings PLC (United Kingdom)	24,994,178	200,755,307
IMI PLC	348,948	5,373,432
Imperial Tobacco Group PLC	1,208,504	56,878,773
Inmarsat PLC	563,709	4,976,788
InterContinental Hotel Group PLC	236,069	11,119,479
Intertek Group PLC	206,605	9,042,022
Intu Properties PLC (a)	1,211,811	4,314,046
Investec PLC	836,269	6,003,004
ITV PLC	4,608,065	11,578,783
J Sainsbury PLC	2,084,576	6,921,865
Johnson Matthey PLC	242,978	9,237,937
Kingfisher PLC	2,857,464	11,655,270
Land Securities Group PLC	1,003,201	13,269,802
Legal & General Group PLC	7,541,606	23,235,919
Lloyds Banking Group PLC	81,108,284	69,145,913
London Stock Exchange Group PLC	400,941	15,313,285
Marks & Spencer Group PLC	2,066,182	8,577,442
Mediclinic International PLC	461,080	4,242,352
Meggitt PLC	1,003,653	5,859,526
Merlin Entertainments PLC	890,377	5,435,736
Mondi PLC	460,693	10,741,321
National Grid PLC	4,728,823	57,447,474
Next PLC	175,593	8,338,443
Old Mutual PLC	6,237,146	16,879,550
Pearson PLC	1,041,238	8,698,135
Persimmon PLC	386,870	9,893,782
Provident Financial PLC	186,071	6,741,877
Prudential PLC	3,254,401	65,039,357
Reckitt Benckiser Group PLC	795,776	72,256,186
RELX PLC	1,364,953	25,490,214
Rio Tinto PLC	1,560,051	63,940,548
Rolls-Royce Holdings PLC	2,325,871	22,716,054
Royal Bank of Scotland Group PLC (b)	4,464,440	13,139,615
Royal Dutch Shell PLC:
Class A (Netherlands)	32,829	850,602
Class A (United Kingdom)	5,455,210	141,168,722
Class B (United Kingdom)	4,692,925	127,030,900
Royal Mail PLC	1,149,232	5,912,298
RSA Insurance Group PLC	1,301,789	9,675,796
Sage Group PLC	1,353,224	10,847,296
Schroders PLC	174,925	6,670,121
Scottish & Southern Energy PLC	1,284,397	24,540,110
Segro PLC	1,038,195	6,361,350
Severn Trent PLC	296,523	8,602,450
SKY PLC	1,294,882	16,027,374
Smith & Nephew PLC	1,117,704	16,783,691
Smiths Group PLC	491,929	9,125,631
St. James's Place Capital PLC	670,636	8,779,274
Standard Chartered PLC (United Kingdom) (b)	4,147,330	37,176,253
Standard Life PLC	2,517,810	11,519,016
Tate & Lyle PLC	593,123	5,475,666
Taylor Wimpey PLC	4,091,409	9,138,285
Tesco PLC (b)	10,309,017	24,090,544
The Weir Group PLC	273,297	6,385,641
Travis Perkins PLC	323,071	6,101,434
Unilever PLC	1,619,276	76,820,961
United Utilities Group PLC	864,950	10,501,978
Vodafone Group PLC	33,277,003	83,337,895
Vodafone Group PLC sponsored ADR	9,027	229,376
Whitbread PLC	230,123	10,922,216
William Hill PLC	1,095,174	3,586,260
WM Morrison Supermarkets PLC	2,809,409	8,457,170
Worldpay Group PLC	2,258,590	7,606,179

TOTAL UNITED KINGDOM		2,645,956,109

TOTAL COMMON STOCKS
(Cost $15,779,811,566)		15,865,122,522

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	31,188,877
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	68,575	5,113,718
Fuchs Petrolub AG	90,401	4,186,143
Henkel AG & Co. KGaA	224,073	27,987,448
Porsche Automobil Holding SE (Germany)	191,779	10,595,351
Volkswagen AG	230,865	34,167,600

TOTAL GERMANY		82,050,260

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,320,761	4,878,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $107,608,928)		118,117,418
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.62% 3/30/17 to 8/17/17 (c) (Cost $17,976,534)	18,000,000	17,975,470
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (d)	213,070,875	213,113,489
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	104,791,948	104,812,907
TOTAL MONEY MARKET FUNDS
(Cost $317,926,418)		317,926,396
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $16,223,323,446)		16,319,141,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,535)
NET ASSETS - 100%		$16,319,011,271

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
58 ASX SPI 200 Index Contracts (Australia)	March 2017	6,318,988	$121,212
10 Eurex Dax Index Contracts (Germany)	March 2017	3,137,678	150,316
461 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2017	16,233,864	454,028
34 Euronext CAC 40 10 Index Contracts (France)	March 2017	1,749,832	(21,454)
165 FTSE 100 Index Contracts (United Kingdom)	March 2017	14,875,403	615,575
19 HKFE Hang Seng Index Contracts (Hong Kong)	March 2017	2,905,473	(30,754)
3,097 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	270,290,675	291,171
53 MSCI Sing IX ETS Index Contracts (Singapore)	March 2017	1,302,308	(5,914)
141 OMX Stockholm 30 Index Contracts (Sweden)	March 2017	2,436,407	(2,114)
121 TSE TOPIX Index Contracts (Japan)	March 2017	16,521,786	242,502
TOTAL FUTURES CONTRACTS			$1,814,568

The face value of futures purchased as a percentage of Net Assets is 2.1%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/10/17	JPY	Goldman Sachs Bank USA	Buy	70,000,000	$596,273	$27,041
3/10/17	JPY	Goldman Sachs Bank USA	Buy	140,000,000	1,235,387	11,241
3/10/17	JPY	Goldman Sachs Bank USA	Buy	150,000,000	1,313,239	22,434
3/10/17	JPY	Goldman Sachs Bank USA	Buy	640,000,000	5,470,549	228,323
3/10/17	JPY	Goldman Sachs Bank USA	Buy	1,010,000,000	8,881,580	111,950
3/10/17	JPY	Goldman Sachs Bank USA	Sell	100,000,000	880,006	(10,443)
3/17/17	AUD	Goldman Sachs Bank USA	Buy	500,000	382,656	553
3/17/17	AUD	Goldman Sachs Bank USA	Buy	600,000	447,286	12,564
3/17/17	AUD	Goldman Sachs Bank USA	Buy	1,600,000	1,154,718	71,550
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,200,000	1,644,324	41,795
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,200,000	1,645,809	40,310
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,500,000	1,846,373	69,671
3/17/17	AUD	Goldman Sachs Bank USA	Sell	200,000	153,420	137
3/17/17	AUD	Goldman Sachs Bank USA	Sell	1,000,000	718,840	(47,578)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	600,000	635,112	1,004
3/17/17	EUR	Goldman Sachs Bank USA	Buy	700,000	757,156	(15,022)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	4,100,000	4,293,008	53,782
3/17/17	EUR	Goldman Sachs Bank USA	Buy	5,400,000	5,753,873	(28,833)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	5,400,000	5,770,991	(45,951)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	6,200,000	6,530,751	42,442
3/17/17	EUR	Goldman Sachs Bank USA	Sell	500,000	525,789	(4,307)
3/17/17	EUR	Goldman Sachs Bank USA	Sell	1,800,000	1,871,417	(36,930)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	300,000	383,631	(11,220)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	800,000	996,946	(3,850)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	2,400,000	2,952,485	26,803
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,300,000	4,189,185	(92,664)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,300,000	4,190,802	(94,281)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,700,000	4,648,073	(55,004)
3/17/17	GBP	Goldman Sachs Bank USA	Sell	400,000	499,673	3,125
3/17/17	GBP	Goldman Sachs Bank USA	Sell	1,400,000	1,711,934	(25,984)
3/17/17	SEK	Goldman Sachs Bank USA	Buy	4,500,000	494,085	4,862
3/17/17	SEK	Goldman Sachs Bank USA	Buy	6,000,000	659,078	6,185
3/17/17	SEK	Goldman Sachs Bank USA	Buy	6,300,000	689,029	9,497
3/17/17	SEK	Goldman Sachs Bank USA	Buy	7,800,000	844,398	20,443
3/17/17	SEK	Goldman Sachs Bank USA	Sell	3,000,000	327,435	(5,196)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$328,449

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,898,151.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$458,348
Fidelity Securities Lending Cash Central Fund	2,972,288
Total	$3,430,636

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,953,559,576	$1,210,706,389	$742,853,187	$--
Consumer Staples	1,813,205,284	816,898,841	996,306,443	--
Energy	800,913,542	149,589,162	651,324,380	--
Financials	3,385,024,156	1,962,601,743	1,422,422,324	89
Health Care	1,733,119,438	523,127,564	1,209,991,874	--
Industrials	2,284,985,331	1,689,199,119	595,786,212	--
Information Technology	897,463,791	531,282,739	366,181,052	--
Materials	1,286,127,046	881,292,548	404,834,498	--
Real Estate	603,820,918	603,820,915	--	3
Telecommunication Services	701,870,103	138,213,114	563,656,989	--
Utilities	523,150,755	360,804,337	162,346,418	--
Government Obligations	17,975,470	--	17,975,470	--
Money Market Funds	317,926,396	317,926,396	--	--
Total Investments in Securities:	$16,319,141,806	$9,185,462,867	$7,133,678,847	$92
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$805,712	$--	$805,712	$--
Futures Contracts	1,874,804	1,874,804	--	--
Total Assets	$2,680,516	$1,874,804	$805,712	$--
Liabilities
Forward Foreign Currency Contracts	$(477,263)	$--	$(477,263)	$--
Futures Contracts	(60,236)	(60,236)	--	--
Total Liabilities	$(537,499)	$(60,236)	$(477,263)	$--
Total Derivative Instruments:	$2,143,017	$1,814,568	$328,449	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$527,900,649
Level 2 to Level 1	$2,873,742,525

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,874,804	$(60,236)
Total Equity Risk	1,874,804	(60,236)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	805,712	(477,263)
Total Foreign Exchange Risk	805,712	(477,263)
Total Value of Derivatives	$2,680,516	$(537,499)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $100,428,706) — See accompanying schedule: Unaffiliated issuers (cost $15,905,397,029)	$16,001,215,410
Fidelity Central Funds (cost $317,926,417)	317,926,396
Total Investments (cost $16,223,323,446)		$16,319,141,806
Cash		2,250,389
Foreign currency held at value (cost $2,955,679)		2,955,956
Receivable for investments sold		10,461,365
Unrealized appreciation on foreign currency contracts		805,712
Receivable for fund shares sold		46,412,637
Dividends receivable		75,794,915
Distributions receivable from Fidelity Central Funds		204,539
Receivable for daily variation margin for derivative instruments		2,141
Other receivables		3,956
Total assets		16,458,033,416
Liabilities
Payable for investments purchased	$12,538,267
Unrealized depreciation on foreign currency contracts	477,263
Payable for fund shares redeemed	19,899,348
Accrued management fee	674,114
Payable for daily variation margin for derivative instruments	317,312
Other affiliated payables	320,172
Collateral on securities loaned	104,795,669
Total liabilities		139,022,145
Net Assets		$16,319,011,271
Net Assets consist of:
Paid in capital		$16,896,484,361
Undistributed net investment income		11,169,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(683,595,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,953,039
Net Assets		$16,319,011,271
Investor Class:
Net Asset Value, offering price and redemption price per share ($740,317,087 ÷ 20,075,559 shares)		$36.88
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,719,903,176 ÷ 236,434,278 shares)		$36.88
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,097,192,907 ÷ 56,857,195 shares)		$36.89
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,761,598,101 ÷ 129,098,920 shares)		$36.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$508,554,685
Interest		32,364
Income from Fidelity Central Funds (including $2,972,288 from security lending)		3,430,636
Income before foreign taxes withheld		512,017,685
Less foreign taxes withheld		(37,703,124)
Total income		474,314,561
Expenses
Management fee	$7,989,781
Transfer agent fees	7,039,495
Independent trustees' fees and expenses	63,503
Interest	9,939
Miscellaneous	44,770
Total expenses before reductions	15,147,488
Expense reductions	(1,629,795)	13,517,693
Net investment income (loss)		460,796,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,991,176
Fidelity Central Funds	26,246
Foreign currency transactions	(4,103,820)
Futures contracts	13,841,071
Total net realized gain (loss)		27,754,673
Change in net unrealized appreciation (depreciation) on: Investment securities	1,680,800,566
Assets and liabilities in foreign currencies	515,316
Futures contracts	14,710,190
Total change in net unrealized appreciation (depreciation)		1,696,026,072
Net gain (loss)		1,723,780,745
Net increase (decrease) in net assets resulting from operations		$2,184,577,613

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,796,868	$457,117,481
Net realized gain (loss)	27,754,673	(15,509,316)
Change in net unrealized appreciation (depreciation)	1,696,026,072	(2,891,944,490)
Net increase (decrease) in net assets resulting from operations	2,184,577,613	(2,450,336,325)
Distributions to shareholders from net investment income	(439,896,097)	(399,468,972)
Distributions to shareholders from net realized gain	(13,514,538)	–
Total distributions	(453,410,635)	(399,468,972)
Share transactions - net increase (decrease)	983,873,064	1,382,746,318
Redemption fees	491,955	768,132
Total increase (decrease) in net assets	2,715,531,997	(1,466,290,847)
Net Assets
Beginning of period	13,603,479,274	15,069,770,121
End of period	$16,319,011,271	$13,603,479,274
Other Information
Undistributed net investment income end of period	$11,169,228	$23,497,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.81	$39.75	$41.19	$35.31	$33.06
Income from Investment Operations
Net investment income (loss)B	1.06	1.11	1.13	1.35C	1.03
Net realized and unrealized gain (loss)	4.05	(7.10)	(1.31)	5.53	2.23
Total from investment operations	5.11	(5.99)	(.18)	6.88	3.26
Distributions from net investment income	(1.01)	(.95)	(1.26)	(.96)	(.97)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.04)	(.95)	(1.26)	(1.00)	(1.01)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.81	$39.75	$41.19	$35.31
Total ReturnE	15.72%	(15.24)%	(.29)%	19.66%	10.01%
Ratios to Average Net AssetsF
Expenses before reductions	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.97%	2.92%	2.83%	3.52%C	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$740,317	$2,652,101	$2,972,698	$2,640,165	$2,282,743
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.10	1.14	1.17	1.38C	1.06
Net realized and unrealized gain (loss)	4.03	(7.10)	(1.32)	5.54	2.22
Total from investment operations	5.13	(5.96)	(.15)	6.92	3.28
Distributions from net investment income	(1.04)	(.98)	(1.29)	(.99)	(1.00)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.07)	(.98)	(1.29)	(1.03)	(1.04)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.80%	(15.17)%	(.21)%	19.79%	10.07%
Ratios to Average Net AssetsF
Expenses before reductions	.11%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.09%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.09%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.07%	3.00%	2.91%	3.60%C	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$8,719,903	$7,677,907	$8,304,964	$7,201,814	$5,322,884
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.11	1.16	1.18	1.40C	1.07
Net realized and unrealized gain (loss)	4.04	(7.10)	(1.31)	5.54	2.22
Total from investment operations	5.15	(5.94)	(.13)	6.94	3.29
Distributions from net investment income	(1.05)	(1.00)	(1.31)	(1.01)	(1.01)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.08)	(1.00)	(1.31)	(1.05)	(1.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.89	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.87%	(15.13)%	(.16)%	19.85%	10.12%
Ratios to Average Net AssetsF
Expenses before reductions	.07%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.10%	3.05%	2.96%	3.65%C	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,097,193	$1,539,389	$1,994,854	$1,595,562	$1,269,545
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.11	1.16	1.19	1.41C	1.08
Net realized and unrealized gain (loss)	4.04	(7.10)	(1.32)	5.53	2.22
Total from investment operations	5.15	(5.94)	(.13)	6.94	3.30
Distributions from net investment income	(1.06)	(1.00)	(1.31)	(1.01)	(1.02)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.09)	(1.00)	(1.31)	(1.05)	(1.06)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.85%	(15.12)%	(.15)%	19.86%	10.13%
Ratios to Average Net AssetsF
Expenses before reductions	.06%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	3.11%	3.06%	2.97%	3.66%C	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$4,761,598	$1,734,082	$1,797,254	$1,651,834	$1,155,733
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund) (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class) and Institutional Premium Class shares (formerly Fidelity Advantage Institutional Class). Fidelity International Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Total Market Index	$28,234,465,869	$15,246,288,124	$(1,564,642,689)	$13,681,645,435
Fidelity Extended Market Index	17,951,958,817	6,628,701,249	(1,811,935,076)	4,816,766,173
Fidelity International Index	16,315,685,536	2,972,434,746	(2,968,978,476)	3,456,270

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index	$135,611,214	$40,363,885	$–	$13,681,645,435
Fidelity Extended Market Index	34,706,957	193,410,218	–	4,816,766,173
Fidelity International Index	11,481,124	–	(589,666,380)	712,166

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity International Index	$(148,608,684)	$(49,793,394)	$(198,402,078)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	$(14,053,316)	$(377,210,986)	$(391,264,302)	$(589,666,380)

The tax character of distributions paid was as follows:

February 28, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$661,174,259	$207,363,556	$868,537,815
Fidelity Extended Market Index	248,067,868	593,861,231	841,929,099
Fidelity International Index	453,410,634	–	453,410,634

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$577,075,341	$159,400,626	$736,475,967
Fidelity Extended Market Index	218,005,644	720,645,599	938,651,243
Fidelity International Index	399,468,972	–	399,468,972

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Fidelity Total Market Index, Fidelity Extended Market Index and Fidelity International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$47,034,266	$8,020,141
Total Equity Risk	47,034,266	8,020,141
Interest Rate Risk
Totals	$47,034,266	$8,020,141
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$25,871,058	$(1,237,645)
Total Equity Risk	25,871,058	(1,237,645)
Totals	$25,871,058	$(1,237,645)
Fidelity International Index
Equity Risk
Futures Contracts	$13,841,071	$14,710,190
Total Equity Risk	13,841,071	14,710,190
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(1,426,842)	$472,923
Total Foreign Exchange Risk	(1,426,842)	472,923
Totals	$12,414,229	$15,183,113

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,012,861,537	1,227,416,527
Fidelity Extended Market Index	3,100,423,293	2,012,826,556
Fidelity International Index	1,172,175,682	245,424,518

In the prior fiscal year, securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Fidelity Extended Market Index	$ 173,229,639
Fidelity International Index	$ 190,907,411

Prior Fiscal Year Redemption In-Kind. During the prior period, 10,935,696 shares of Fidelity International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The Fund had a net realized gain of $104,403,305 on investments delivered through the in-kind redemption. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. Fidelity International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015%, .045% and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .035% for Fidelity Total Market Index Fund and .06% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except fees and expenses of the independent Trustees and certain other expenses such as interest expense, including commitment fees, and extraordinary expenses. For the reporting period, the total annual management fee rate was .021%, .050%, and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Prior to July 1, 2016, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.10%	.07%	.07%	.06%	n/a
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.07%	n/a
Fidelity International Index Fund	.20%	.17%	.095%	.075%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective July 1, 2016, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Total Market Index
Investor Class	.075%	.075%	.065%
Premium Class	.045%	.03%	.035%
Institutional Class	.035%	.02%	.035%
Institutional Premium Class	.015%	–%	.015%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.04%
Premium Class	.045%	.025%	.01%
Institutional Premium Class	.015%	–%	.01%
Fidelity International Index
Investor Class	.21%	.14%	.14%
Premium Class	.11%	.03%	.11%
Institutional Class	.035%	.01%	.035%
Institutional Premium Class	.015%	–%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Total Market Index
Investor Class	$775,209.069
Premium Class	6,545,896.032
Institutional Class	402,096.024
Institutional Premium Class	49,964.002
	$7,773,165
Fidelity Extended Market Index
Investor Class	$497,961.048
Premium Class	2,836,869.020
Institutional Premium Class	42,472.002
	$3,377,302
Fidelity International Index
Investor Class	$1,960,341.139
Premium Class	4,669,730.057
Institutional Class	307,798.017
Institutional Premium Class	101,626.003
	$7,039,495

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index	Borrower	$122,346,250.81%		$11,076
Fidelity Extended Market Index	Borrower	$14,297,769.60%		$3,103
Fidelity International Index	Borrower	$31,153,294.61%		$8,912

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$100,881
Fidelity Extended Market Index	48,694
Fidelity International Index	44,770

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Index	$14,160,333.87%		$1,027

10. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Effective July 1, 2016, the expense limitations were discontinued. Total reimbursements are included in the following table:

	Expense Limitation	Reimbursement
Fidelity Total Market Index
Investor Class	.10%	$1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
Fidelity Extended Market Index
Institutional Premium Class	.06%	45,464
Premium Class	.07%(a)	11,261
Fidelity International Index
Premium Class	.12%	1,393,517
Institutional Class	.07%	128,286
Institutional Premium Class	.06%	107,766

 (a) Expense limitations in effect April 29, 2016 – June 30, 2016

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$7,289
Fidelity Extended Market Index	3,946
Fidelity International Index	226

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
Fidelity Total Market Index
From net investment income
Investor Class	$16,896,705	$36,775,242
Premium Class	378,185,569	371,216,268
Institutional Class	34,361,091	24,158,144
Institutional Premium Class	64,762,437	16,679,596
Class F	155,686,891	128,246,091
Total	$649,892,693	$577,075,341
From net realized gain
Investor Class	$7,085,516	$10,415,400
Premium Class	129,533,088	102,706,673
Institutional Class	11,106,621	6,580,966
Institutional Premium Class	19,355,949	4,435,860
Class F	51,563,948	35,261,727
Total	$218,645,122	$159,400,626
Fidelity Extended Market Index
From net investment income
Investor Class	$11,793,290	$20,907,910
Premium Class	197,507,483	181,752,629
Institutional Premium Class	26,821,111	13,024,445
Total	$236,121,884	$215,684,984
From net realized gain
Investor Class	$32,816,744	$73,006,868
Premium Class	506,502,591	607,057,309
Institutional Premium Class	66,487,880	42,902,082
Total	$605,807,215	$722,966,259
Fidelity International Index
From net investment income
Investor Class	$24,076,149	$72,615,438
Premium Class	233,531,573	221,320,848
Institutional Class	59,351,711	48,369,961
Institutional Premium Class	122,936,664	57,162,725
Total	$439,896,097	$399,468,972
From net realized gain
Investor Class	$671,052	$–
Premium Class	7,150,508	–
Institutional Class	1,834,835	–
Institutional Premium Class	3,858,143	–
Total	$13,514,538	$–

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016
Fidelity Total Market Index
Investor Class
Shares sold	8,795,818	32,516,383	$548,532,660	$1,998,231,479
Reinvestment of distributions	367,701	796,933	23,024,663	46,212,344
Shares redeemed	(33,293,575)	(29,931,735)	(2,016,144,611)	(1,848,270,240)
Net increase (decrease)	(24,130,056)	3,381,581	$(1,444,587,288)	$196,173,583
Premium Class
Shares sold	72,938,672	85,649,594	$4,593,828,256	$5,139,110,213
Reinvestment of distributions	7,020,226	7,249,491	448,347,863	420,402,384
Shares redeemed	(79,548,075)	(58,087,070)	(4,899,234,191)	(3,505,600,912)
Net increase (decrease)	410,823	34,812,015	$142,941,928	$2,053,911,685
Institutional Class
Shares sold	18,325,311	3,947,517	$1,130,684,794	$233,904,287
Reinvestment of distributions	632,945	529,934	40,590,795	30,738,655
Shares redeemed	(6,254,614)	(4,016,851)	(386,019,299)	(239,627,483)
Net increase (decrease)	12,703,642	460,600	$785,256,290	$25,015,459
Institutional Premium Class
Shares sold	61,769,845	2,442,533	$3,765,300,121	$141,575,547
Reinvestment of distributions	1,300,415	363,654	84,118,042	21,115,501
Shares redeemed	(8,839,371)	(4,943,244)	(559,041,660)	(298,065,697)
Net increase (decrease)	54,230,889	(2,137,057)	$3,290,376,503	$(135,374,649)
Class F
Shares sold	31,179,343	26,864,620	$1,951,312,863	$1,587,171,798
Reinvestment of distributions	3,238,153	2,819,491	207,250,839	163,507,819
Shares redeemed	(22,327,967)	(12,713,390)	(1,432,285,287)	(751,219,276)
Net increase (decrease)	12,089,529	16,970,721	$726,278,415	$999,460,341
Fidelity Extended Market Index
Investor Class
Shares sold	6,711,795	13,056,510	$357,617,521	$714,057,829
Reinvestment of distributions	807,669	1,789,749	43,536,543	92,010,651
Shares redeemed	(23,767,851)	(19,280,640)	(1,235,806,632)	(1,072,123,196)
Net increase (decrease)	(16,248,387)	(4,434,381)	$(834,652,568)	$(266,054,716)
Premium Class
Shares sold	66,990,107	66,679,219	$3,630,840,281	$3,623,901,047
Reinvestment of distributions	12,308,792	14,791,604	673,965,867	755,742,299
Shares redeemed	(57,455,289)	(56,816,552)	(3,070,052,457)	(3,010,836,900)
Net increase (decrease)	21,843,610	24,654,271	$1,234,753,691	$1,368,806,446
Institutional Premium Class
Shares sold	18,428,166	16,919,722(a)	$957,133,137	$905,552,559(a)
Reinvestment of distributions	1,695,786	1,097,022	93,308,991	55,926,527
Shares redeemed	(6,038,878)	(7,041,091)	(325,445,445)	(378,265,762)
Net increase (decrease)	14,085,074	10,975,653	$724,996,683	$583,213,324
Fidelity International Index
Investor Class
Shares sold	15,676,836	47,455,706	$556,901,003	$1,844,833,031
Reinvestment of distributions	670,347	2,020,553	23,634,187	71,406,339
Shares redeemed	(77,100,723)	(43,428,135)	(2,682,763,685)	(1,703,822,840)
Net increase (decrease)	(60,753,540)	6,048,124	$(2,102,228,495)	$212,416,530
Premium Class
Shares sold	67,826,776	87,470,831	$2,420,149,137	$3,387,859,021
Reinvestment of distributions	6,241,945	5,759,122	219,796,690	203,704,568
Shares redeemed	(71,605,542)	(68,157,262)	(2,541,773,239)	(2,636,420,356)
Net increase (decrease)	2,463,179	25,072,691	$98,172,588	$955,143,233
Institutional Class
Shares sold	31,906,258	17,918,076	$1,129,449,528	$675,220,863
Reinvestment of distributions	1,737,812	1,366,350	61,183,600	48,367,809
Shares redeemed	(23,692,151)	(22,551,197)	(837,030,962)	(847,401,565)
Net increase (decrease)	9,951,919	(3,266,771)	$353,602,166	$(123,812,893)
Institutional Premium Class
Shares sold	94,972,931	25,568,524(a)	$3,303,416,370	$966,043,443(a)
Reinvestment of distributions	3,602,030	1,614,929	126,794,046	57,162,024
Shares redeemed	(22,317,015)	(19,546,739)(b)	(795,883,611)	(684,205,858)(b)
Net increase (decrease)	76,257,946	7,636,714	$2,634,326,805	$338,999,609

 (a) Amount includes in-kind exchanges (See Note 5).

 (b) Amount includes in-kind redemptions (See Note 5: Prior Fiscal Year Redemptions In-Kind).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fidelity Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (each a fund of Fidelity Concord Street Trust) (the "Funds") as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 178 funds. Mr. Chiel oversees 131 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,102.60	.47
Hypothetical-C		$1,000.00	1,024.35	.45
Premium Class	.05%
Actual		$1,000.00	$1,102.80	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,102.90	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,103.10	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,103.00	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,115.20	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Premium Class	.07%
Actual		$1,000.00	$1,115.60	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,115.60	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity International Index
Investor Class	.19%
Actual		$1,000.00	$1,043.60	$.96
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.08%
Actual		$1,000.00	$1,044.10	$.41
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Class	.06%
Actual		$1,000.00	$1,044.30	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,044.10	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	4/13/17	4/12/17	$0.18100	$0.104
Premium Class	4/13/17	4/12/17	$0.18951	$0.104
Institutional Class	4/13/17	4/12/17	$0.19140	$0.104
Institutional Premium Class	4/13/17	4/12/17	$0.19518	$0.104
Class F	4/13/17	4/12/17	$0.19518	$0.104
Fidelity Extended Market Index Fund
Investor Class	4/13/17	4/12/17	$0.10000	$0.581
Premium Class	4/13/17	4/12/17	$0.10483	$0.581
Institutional Premium Class	4/13/17	4/12/17	$0.10885	$0.581
Fidelity International Index Fund
Investor Class	4/13/17	4/12/17	$0.01500	$0.000
Premium Class	4/13/17	4/12/17	$0.02659	$0.000
Institutional Class	4/13/17	4/12/17	$0.02870	$0.000
Institutional Premium Class	4/13/17	4/12/17	$0.02976	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$188,588,850
Fidelity Extended Market Index Fund	$681,536,228

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	92%
Premium Class	97%	90%
Institutional Class	96%	90%
Institutional Premium Class	95%	89%
Class F	95%	89%
Fidelity Extended Market Index Fund
Investor Class	57%	65%
Premium Class	55%	64%
Institutional Premium Class	54%	63%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	98%
Premium Class	100%	95%
Institutional Class	100%	95%
Institutional Premium Class	100%	94%
Class F	100%	94%
Fidelity Extended Market Index Fund
Investor Class	67%	70%
Premium Class	64%	68%
Institutional Premium Class	63%	67%
Fidelity International Index Fund
Investor Class	100%	92%
Premium Class	100%	89%
Institutional Class	100%	89%
Institutional Premium Class	99%	89%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/18/16	$0.0597	$0.0097
Investor Class	12/19/16	$1.0033	$0.0763
Premium Class	04/18/16	$0.0680	$0.0097
Premium Class	12/19/16	$1.0301	$0.0763
Institutional Class	04/18/16	$0.0732	$0.0097
Institutional Class	12/19/16	$1.0350	$0.0763
Institutional Premium Class	04/18/16	$0.0742	$0.0097
Institutional Premium Class	12/19/16	$1.0374	$0.0763

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Market Index Fund

On November 16, 2016 the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to ratify an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) (the Amended Sub-Advisory Agreement) for the fund, to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode, on behalf of the fund, by 1 basis point (bp), effective October 1, 2016. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract with FMR and sub-advisory agreement with Geode. At its July 2016 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the management contract with FMR and sub-advisory agreement with Geode should benefit the fund's shareholders. The Board noted that the approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund's shareholders should continue to benefit from the nature, extent and quality of services provided by Geode under the Amended Sub-Advisory Agreement.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode. In addition, the Board considered that it approved a lower management fee for the fund at its July 2016 meeting. Based on its review, the Board concluded at its July 2016 meeting that the fund's management fee and total expenses of each class of the fund are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee and Total Expenses.  In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board noted that FMR, not the fund, pays Geode's sub-advisory fee out of its management fee. The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the current management fee rate under the fund's management contract with FMR or total expenses of each class paid by the shareholders of the fund. The Board noted that the fund's management fee rate and total expense ratio of each class of the fund will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode at its July 2016 meeting. The Board also considered that FMR will continue to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) out of its management fee under the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement will not have an impact on current contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund will continue to bear a reasonable relationship to the services that the fund and shareholders receive.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders and the level of Fidelity's profits in respect of all the Fidelity funds. At its July 2016 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive under the circumstances. In approving the Amended Sub-Advisory Agreement, the Board reviewed additional data regarding the impact of the proposed reduction in sub-advisory fees paid to Geode by FMR on Fidelity's profitability with respect to the fund.

The Board concluded that it continues to be satisfied that Fidelity's profitability in connection with the operation of the fund is not excessive and that it will continue to review information regarding costs of services and profitability to Fidelity with respect to the fund in connection with future renewals of the Amended Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2016 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Sub-Advisory Agreement, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board noted that it will continue to review economies of scale in connection with future renewals of the Amended Sub-Advisory Agreement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved.

SIF-ANN-0417
1.755724.116

Fidelity® 500 Index Fund (formerly Spartan® 500 Index Fund) Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class) Annual Report February 28, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Institutional Class	24.94%	13.98%	7.59%
Institutional Premium Class	24.97%	14.00%	7.61%

 The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on May 4, 2011. Returns prior to May 4, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund - Institutional Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See previous page for additional information regarding the performance of Institutional Class.

Period Ending Values
$20,792	Fidelity® 500 Index Fund - Institutional Class
$20,834	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks (+60%), especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 25%, closely in line with the gain of the S&P 500® index. During a very strong period of market performance, 10 out of 11 sectors in the index produced double-digit gains, led by financials (+47%). During the period, banks JPMorgan Chase (+66%), Bank of America (+100%), Citigroup (+56%) and Wells Fargo (+27%) all benefited from rising interest rates as well as the prospect of post-election regulatory reform, a stated priority of President Trump and the Republican Congress. In the information technology sector, Apple (+45%) reported better-than-expected sales and earnings for its fiscal first quarter of 2017, while software manufacturer Microsoft particularly benefited from strong sales growth in its cloud-computing division. Internet retailer Amazon.com (+53%) and social media giant Facebook (+27%) also contributed to results. Conversely, a number of the biggest detractors came from the health care sector this period. Gilead Sciences (-18%), a biotechnology company that issued a weak sales forecast, hampered performance. Pharmaceutical manufacturers Allergan (-15%) and Perrigo (-41%) also were big laggards, struggling amid growing pressure on drug pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	3.1
Microsoft Corp.	2.4	2.4
Exxon Mobil Corp.	1.6	1.9
Amazon.com, Inc.	1.6	1.6
Johnson & Johnson	1.6	1.7
Berkshire Hathaway, Inc. Class B	1.6	1.5
JPMorgan Chase & Co.	1.6	1.3
Facebook, Inc. Class A	1.5	1.5
General Electric Co.	1.3	1.5
Wells Fargo & Co.	1.3	1.2
	18.1

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.5
Financials	14.7	16.5
Health Care	14.0	14.5
Consumer Discretionary	12.0	12.1
Industrials	10.1	9.9
Consumer Staples	9.4	10.0
Energy	6.6	6.9
Utilities	3.2	3.2
Real Estate	2.8	0.0
Materials	2.8	2.9

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
BorgWarner, Inc.	1,143,118	$48,228
Delphi Automotive PLC	1,546,386	117,726
The Goodyear Tire & Rubber Co.	1,490,509	52,242
		218,196
Automobiles - 0.5%
Ford Motor Co.	22,283,763	279,216
General Motors Co.	7,920,080	291,776
Harley-Davidson, Inc.	1,009,303	56,905
		627,897
Distributors - 0.1%
Genuine Parts Co.	849,229	81,280
LKQ Corp. (a)	1,755,763	55,447
		136,727
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	1,182,553	24,313
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	2,394,202	133,956
Chipotle Mexican Grill, Inc. (a)(b)	165,292	69,214
Darden Restaurants, Inc.	702,746	52,481
Marriott International, Inc. Class A	1,828,174	159,033
McDonald's Corp.	4,741,496	605,252
Royal Caribbean Cruises Ltd.	955,641	91,837
Starbucks Corp.	8,309,743	472,575
Wyndham Worldwide Corp.	615,360	51,223
Wynn Resorts Ltd. (b)	453,099	43,565
Yum! Brands, Inc.	1,990,687	130,032
		1,809,168
Household Durables - 0.5%
D.R. Horton, Inc.	1,937,630	62,004
Garmin Ltd.	656,329	33,873
Harman International Industries, Inc.	398,041	44,429
Leggett & Platt, Inc.	763,257	37,537
Lennar Corp. Class A	1,121,936	54,739
Mohawk Industries, Inc. (a)	359,937	81,475
Newell Brands, Inc.	2,754,305	135,044
PulteGroup, Inc.	1,699,552	37,475
Whirlpool Corp.	428,835	76,586
		563,162
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	2,251,799	1,902,860
Expedia, Inc.	689,503	82,078
Netflix, Inc. (a)	2,450,278	348,258
Priceline Group, Inc. (a)	281,738	485,753
TripAdvisor, Inc. (a)(b)	652,580	27,062
		2,846,011
Leisure Products - 0.1%
Hasbro, Inc.	641,243	62,117
Mattel, Inc.	1,952,938	50,249
		112,366
Media - 3.1%
CBS Corp. Class B	2,238,023	147,530
Charter Communications, Inc. Class A (a)	1,236,310	399,402
Comcast Corp. Class A	27,216,367	1,018,436
Discovery Communications, Inc.:
Class A (a)(b)	867,516	24,950
Class C (non-vtg.) (a)(b)	1,259,473	35,353
Interpublic Group of Companies, Inc.	2,266,766	54,629
News Corp.:
Class A	2,180,676	27,956
Class B	683,885	9,027
Omnicom Group, Inc.	1,346,784	114,611
Scripps Networks Interactive, Inc. Class A	543,895	43,930
Tegna, Inc.	1,224,235	31,377
The Walt Disney Co.	8,359,666	920,316
Time Warner, Inc.	4,402,840	432,403
Twenty-First Century Fox, Inc.:
Class A (b)	6,045,384	180,878
Class B	2,781,130	81,626
Viacom, Inc. Class B (non-vtg.)	1,983,398	86,179
		3,608,603
Multiline Retail - 0.5%
Dollar General Corp.	1,451,167	105,964
Dollar Tree, Inc. (a)	1,347,870	103,355
Kohl's Corp.	1,007,588	42,943
Macy's, Inc.	1,745,252	57,977
Nordstrom, Inc. (b)	663,107	30,941
Target Corp.	3,207,052	188,478
		529,658
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	420,512	65,856
AutoNation, Inc. (a)(b)	374,999	17,212
AutoZone, Inc. (a)	164,786	121,373
Bed Bath & Beyond, Inc.	868,336	35,081
Best Buy Co., Inc.	1,558,880	68,793
CarMax, Inc. (a)(b)	1,086,703	70,136
Foot Locker, Inc.	772,559	58,460
Gap, Inc. (b)	1,252,601	31,090
Home Depot, Inc.	6,955,204	1,007,879
L Brands, Inc.	1,371,461	72,166
Lowe's Companies, Inc.	4,966,473	369,357
O'Reilly Automotive, Inc. (a)(b)	539,334	146,542
Ross Stores, Inc.	2,264,309	155,286
Signet Jewelers Ltd. (b)	397,279	25,263
Staples, Inc.	3,714,375	33,392
Tiffany & Co., Inc. (b)	611,109	56,143
TJX Companies, Inc.	3,722,090	291,998
Tractor Supply Co.	749,382	53,139
Ulta Beauty, Inc. (a)	334,741	91,528
Urban Outfitters, Inc. (a)	504,376	13,129
		2,783,823
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,600,771	60,973
Hanesbrands, Inc. (b)	2,157,915	43,180
Michael Kors Holdings Ltd. (a)	937,783	34,229
NIKE, Inc. Class B	7,629,054	436,077
PVH Corp.	452,581	41,456
Ralph Lauren Corp.	321,536	25,507
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,049,081	21,632
Class C (non-vtg.) (b)	1,054,955	19,580
VF Corp.	1,889,695	99,115
		781,749

TOTAL CONSUMER DISCRETIONARY		14,041,673

CONSUMER STAPLES - 9.4%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	1,041,389	50,778
Constellation Brands, Inc. Class A (sub. vtg.)	1,014,708	161,146
Dr. Pepper Snapple Group, Inc.	1,048,936	98,013
Molson Coors Brewing Co. Class B	1,052,207	105,631
Monster Beverage Corp. (a)	2,314,625	95,918
PepsiCo, Inc.	8,188,600	903,858
The Coca-Cola Co.	22,162,717	929,948
		2,345,292
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,495,816	442,209
CVS Health Corp.	6,088,933	490,646
Kroger Co.	5,390,846	171,429
Sysco Corp.	2,872,937	151,461
Wal-Mart Stores, Inc.	8,597,866	609,847
Walgreens Boots Alliance, Inc.	4,886,232	422,073
Whole Foods Market, Inc. (b)	1,817,987	55,758
		2,343,423
Food Products - 1.6%
Archer Daniels Midland Co.	3,285,301	154,311
Campbell Soup Co.	1,106,253	65,656
ConAgra Foods, Inc.	2,374,516	97,854
General Mills, Inc.	3,376,555	203,843
Hormel Foods Corp.	1,540,969	54,319
Kellogg Co.	1,442,537	106,849
McCormick & Co., Inc. (non-vtg.)	654,092	64,376
Mead Johnson Nutrition Co. Class A	1,054,677	92,590
Mondelez International, Inc.	8,817,967	387,285
The Hershey Co.	796,379	86,288
The J.M. Smucker Co.	664,792	94,221
The Kraft Heinz Co.	3,405,557	311,643
Tyson Foods, Inc. Class A	1,658,971	103,785
		1,823,020
Household Products - 1.9%
Church & Dwight Co., Inc.	1,476,523	73,590
Clorox Co.	735,073	100,565
Colgate-Palmolive Co.	5,074,933	370,369
Kimberly-Clark Corp.	2,044,920	271,054
Procter & Gamble Co.	15,278,835	1,391,444
		2,207,022
Personal Products - 0.1%
Coty, Inc. Class A	2,684,546	50,416
Estee Lauder Companies, Inc. Class A	1,269,127	105,147
		155,563
Tobacco - 1.8%
Altria Group, Inc.	11,135,253	834,253
Philip Morris International, Inc.	8,857,575	968,576
Reynolds American, Inc.	4,721,592	290,708
		2,093,537

TOTAL CONSUMER STAPLES		10,967,857

ENERGY - 6.6%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,413,983	145,515
Halliburton Co.	4,935,668	263,861
Helmerich & Payne, Inc. (b)	617,643	42,228
National Oilwell Varco, Inc.	2,156,422	87,163
Schlumberger Ltd.	7,943,801	638,364
TechnipFMC PLC (a)	2,684,011	86,747
Transocean Ltd. (United States) (a)(b)	2,222,691	30,718
		1,294,596
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	3,191,098	206,304
Apache Corp.	2,166,385	113,930
Cabot Oil & Gas Corp.	2,655,815	58,162
Chesapeake Energy Corp. (a)(b)	4,255,974	23,195
Chevron Corp.	10,778,394	1,212,569
Cimarex Energy Co.	542,206	68,166
Concho Resources, Inc. (a)	833,890	110,449
ConocoPhillips Co.	7,074,341	336,526
Devon Energy Corp.	2,989,546	129,627
Enbridge, Inc.	39,322	1,646
EOG Resources, Inc.	3,291,342	319,227
EQT Corp.	986,375	59,074
Exxon Mobil Corp.	23,675,932	1,925,327
Hess Corp.	1,522,526	78,319
Kinder Morgan, Inc.	10,961,467	233,589
Marathon Oil Corp.	4,837,228	77,396
Marathon Petroleum Corp.	3,013,610	149,475
Murphy Oil Corp. (b)	924,199	26,146
Newfield Exploration Co. (a)	1,126,205	41,061
Noble Energy, Inc.	2,447,595	89,117
Occidental Petroleum Corp.	4,363,203	286,008
ONEOK, Inc. (b)	1,201,995	64,968
Phillips 66 Co.	2,527,766	197,646
Pioneer Natural Resources Co.	969,039	180,212
Range Resources Corp.	1,072,434	29,621
Southwestern Energy Co. (a)	2,802,157	21,044
Tesoro Corp.	667,321	56,849
The Williams Companies, Inc.	4,658,097	132,010
Valero Energy Corp.	2,584,532	175,619
		6,403,282

TOTAL ENERGY		7,697,878

FINANCIALS - 14.7%
Banks - 6.7%
Bank of America Corp.	57,695,709	1,423,930
BB&T Corp.	4,632,900	223,398
Citigroup, Inc.	16,270,800	973,157
Citizens Financial Group, Inc.	2,922,619	109,218
Comerica, Inc.	983,553	70,108
Fifth Third Bancorp	4,314,250	118,383
Huntington Bancshares, Inc.	6,193,669	87,578
JPMorgan Chase & Co.	20,430,431	1,851,406
KeyCorp	6,170,429	115,819
M&T Bank Corp.	885,264	147,813
Peoples United Financial, Inc. (b)	1,777,914	34,136
PNC Financial Services Group, Inc.	2,777,728	353,410
Regions Financial Corp.	7,028,367	107,323
SunTrust Banks, Inc.	2,802,254	166,706
U.S. Bancorp	9,122,192	501,721
Wells Fargo & Co.	25,807,778	1,493,754
Zions Bancorporation	1,163,148	52,225
		7,830,085
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	312,984	52,559
Ameriprise Financial, Inc.	902,389	118,664
Bank of New York Mellon Corp.	6,036,962	284,582
BlackRock, Inc. Class A	694,010	268,901
CBOE Holdings, Inc.	521,252	40,684
Charles Schwab Corp.	6,887,834	278,337
CME Group, Inc.	1,937,549	235,335
E*TRADE Financial Corp. (a)	1,562,985	53,939
Franklin Resources, Inc.	1,981,068	85,265
Goldman Sachs Group, Inc.	2,111,485	523,775
IntercontinentalExchange, Inc.	3,401,068	194,303
Invesco Ltd.	2,332,568	75,085
Moody's Corp.	949,759	105,775
Morgan Stanley	8,233,646	376,031
Northern Trust Corp.	1,215,259	106,153
S&P Global, Inc.	1,479,356	191,532
State Street Corp.	2,070,245	165,019
T. Rowe Price Group, Inc.	1,389,904	98,975
The NASDAQ OMX Group, Inc.	650,836	46,281
		3,301,195
Consumer Finance - 0.8%
American Express Co.	4,389,620	351,433
Capital One Financial Corp.	2,753,743	258,466
Discover Financial Services	2,251,857	160,197
Navient Corp.	1,730,566	26,668
Synchrony Financial	4,477,421	162,262
		959,026
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	10,841,749	1,858,493
Leucadia National Corp.	1,850,024	49,248
		1,907,741
Insurance - 2.7%
AFLAC, Inc.	2,330,095	168,582
Allstate Corp.	2,102,541	172,745
American International Group, Inc.	5,571,298	356,117
Aon PLC	1,502,159	173,725
Arthur J. Gallagher & Co.	1,015,970	57,859
Assurant, Inc.	325,504	32,225
Chubb Ltd.	2,656,900	367,104
Cincinnati Financial Corp.	855,990	62,453
Hartford Financial Services Group, Inc.	2,156,707	105,441
Lincoln National Corp.	1,304,984	91,558
Loews Corp.	1,577,601	74,116
Marsh & McLennan Companies, Inc.	2,943,830	216,313
MetLife, Inc.	6,275,614	329,093
Principal Financial Group, Inc.	1,527,565	95,534
Progressive Corp.	3,313,276	129,814
Prudential Financial, Inc.	2,455,124	271,389
The Travelers Companies, Inc.	1,621,864	198,257
Torchmark Corp.	630,056	48,848
Unum Group	1,325,302	64,714
Willis Group Holdings PLC	733,919	94,257
XL Group Ltd.	1,536,222	62,202
		3,172,346

TOTAL FINANCIALS		17,170,393

HEALTH CARE - 14.0%
Biotechnology - 2.9%
AbbVie, Inc.	9,278,652	573,792
Alexion Pharmaceuticals, Inc. (a)	1,280,362	168,048
Amgen, Inc.	4,247,495	749,810
Biogen, Inc. (a)	1,242,260	358,516
Celgene Corp. (a)	4,426,095	546,667
Gilead Sciences, Inc.	7,522,138	530,160
Incyte Corp. (a)	1,000,312	133,142
Regeneron Pharmaceuticals, Inc. (a)	431,633	161,215
Vertex Pharmaceuticals, Inc. (a)	1,416,169	128,333
		3,349,683
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	9,826,855	442,995
Baxter International, Inc.	2,795,008	142,322
Becton, Dickinson & Co.	1,212,260	221,904
Boston Scientific Corp. (a)	7,774,625	190,867
C.R. Bard, Inc.	419,801	102,952
Danaher Corp.	3,475,417	297,322
Dentsply Sirona, Inc.	1,318,228	83,734
Edwards Lifesciences Corp. (a)	1,220,789	114,803
Hologic, Inc. (a)	1,588,503	64,461
IDEXX Laboratories, Inc. (a)	511,909	74,196
Intuitive Surgical, Inc. (a)(b)	221,231	163,047
Medtronic PLC	7,839,543	634,297
Stryker Corp.	1,774,514	228,132
The Cooper Companies, Inc.	278,299	55,420
Varian Medical Systems, Inc. (a)	533,333	44,741
Zimmer Biomet Holdings, Inc.	1,143,635	133,897
		2,995,090
Health Care Providers & Services - 2.7%
Aetna, Inc. (b)	2,003,501	257,971
AmerisourceBergen Corp.	955,077	87,399
Anthem, Inc.	1,504,107	247,907
Cardinal Health, Inc.	1,827,412	148,697
Centene Corp. (a)	975,712	68,788
Cigna Corp.	1,465,876	218,269
DaVita HealthCare Partners, Inc. (a)	901,661	62,584
Envision Healthcare Corp. (a)	669,838	46,889
Express Scripts Holding Co. (a)	3,520,654	248,734
HCA Holdings, Inc. (a)	1,668,658	145,574
Henry Schein, Inc. (a)	459,572	78,844
Humana, Inc. (b)	851,307	179,839
Laboratory Corp. of America Holdings (a)	588,087	83,661
McKesson Corp.	1,210,737	181,768
Patterson Companies, Inc. (b)	475,745	21,623
Quest Diagnostics, Inc.	791,578	77,131
UnitedHealth Group, Inc.	5,434,484	898,755
Universal Health Services, Inc. Class B	511,980	64,305
		3,118,738
Health Care Technology - 0.1%
Cerner Corp. (a)	1,725,163	94,953
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,852,107	95,013
Illumina, Inc. (a)	838,740	140,405
Mettler-Toledo International, Inc. (a)	149,822	71,348
PerkinElmer, Inc.	625,457	33,937
Thermo Fisher Scientific, Inc.	2,255,432	355,637
Waters Corp. (a)	460,066	71,306
		767,646
Pharmaceuticals - 5.1%
Allergan PLC	2,141,556	524,296
Bristol-Myers Squibb Co.	9,542,040	541,129
Eli Lilly & Co.	5,546,723	459,324
Endo International PLC (a)(b)	1,132,560	15,459
Johnson & Johnson	15,533,130	1,898,304
Mallinckrodt PLC (a)	604,406	31,683
Merck & Co., Inc.	15,742,138	1,036,935
Mylan N.V. (a)	2,627,495	109,961
Perrigo Co. PLC (b)	818,607	61,207
Pfizer, Inc.	34,647,838	1,182,184
Zoetis, Inc. Class A	2,819,574	150,311
		6,010,793

TOTAL HEALTH CARE		16,336,903

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Arconic, Inc. (b)	2,503,533	72,077
General Dynamics Corp.	1,634,365	310,219
L3 Technologies, Inc.	441,403	74,297
Lockheed Martin Corp.	1,438,592	383,500
Northrop Grumman Corp.	1,006,387	248,668
Raytheon Co.	1,676,608	258,449
Rockwell Collins, Inc.	743,732	71,093
Textron, Inc.	1,542,778	72,973
The Boeing Co.	3,277,105	590,633
TransDigm Group, Inc. (b)	286,321	72,783
United Technologies Corp.	4,372,223	492,094
		2,646,786
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	808,530	64,982
Expeditors International of Washington, Inc.	1,029,865	58,064
FedEx Corp.	1,395,983	269,397
United Parcel Service, Inc. Class B	3,935,964	416,268
		808,711
Airlines - 0.6%
Alaska Air Group, Inc.	703,823	68,848
American Airlines Group, Inc.	2,958,280	137,146
Delta Air Lines, Inc.	4,204,458	209,929
Southwest Airlines Co.	3,514,813	203,156
United Continental Holdings, Inc. (a)	1,648,533	122,140
		741,219
Building Products - 0.3%
Allegion PLC	547,543	39,746
Fortune Brands Home & Security, Inc.	881,030	50,950
Johnson Controls International PLC	5,348,280	224,307
Masco Corp.	1,874,500	63,321
		378,324
Commercial Services & Supplies - 0.3%
Cintas Corp.	491,297	57,978
Republic Services, Inc.	1,319,901	81,768
Stericycle, Inc. (a)(b)	485,790	40,262
Waste Management, Inc.	2,321,764	170,232
		350,240
Construction & Engineering - 0.1%
Fluor Corp.	795,062	44,038
Jacobs Engineering Group, Inc.	689,434	38,891
Quanta Services, Inc. (a)	863,302	32,218
		115,147
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	251,703	53,185
AMETEK, Inc.	1,321,383	71,315
Eaton Corp. PLC	2,579,023	185,638
Emerson Electric Co.	3,669,994	220,567
Fortive Corp.	1,717,403	99,008
Rockwell Automation, Inc.	732,141	110,627
		740,340
Industrial Conglomerates - 2.4%
3M Co.	3,434,124	639,949
General Electric Co.	50,509,292	1,505,682
Honeywell International, Inc.	4,351,426	541,753
Roper Technologies, Inc.	579,147	121,158
		2,808,542
Machinery - 1.4%
Caterpillar, Inc.	3,340,529	322,896
Cummins, Inc.	880,267	130,711
Deere & Co.	1,651,609	180,835
Dover Corp.	886,968	71,046
Flowserve Corp. (b)	744,831	34,597
Illinois Tool Works, Inc.	1,803,687	238,105
Ingersoll-Rand PLC	1,474,965	117,053
PACCAR, Inc.	2,001,425	133,715
Parker Hannifin Corp.	761,648	117,934
Pentair PLC	954,648	55,427
Snap-On, Inc.	331,300	56,212
Stanley Black & Decker, Inc.	860,370	109,396
Xylem, Inc.	1,024,271	49,288
		1,617,215
Professional Services - 0.3%
Dun & Bradstreet Corp.	210,022	22,166
Equifax, Inc.	683,788	89,651
Nielsen Holdings PLC	1,918,333	85,097
Robert Half International, Inc.	735,888	35,499
Verisk Analytics, Inc. (a)	889,152	73,728
		306,141
Road & Rail - 0.9%
CSX Corp.	5,347,950	259,696
J.B. Hunt Transport Services, Inc.	499,616	49,047
Kansas City Southern	614,230	54,439
Norfolk Southern Corp.	1,666,871	201,741
Ryder System, Inc.	305,282	23,247
Union Pacific Corp.	4,705,339	507,894
		1,096,064
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,650,254	82,562
United Rentals, Inc. (a)	480,882	61,567
W.W. Grainger, Inc. (b)	312,911	77,589
		221,718

TOTAL INDUSTRIALS		11,830,447

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	28,660,780	979,625
F5 Networks, Inc. (a)	372,928	53,429
Harris Corp.	709,571	77,982
Juniper Networks, Inc.	2,171,491	60,802
Motorola Solutions, Inc.	947,564	74,829
		1,246,667
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,761,282	121,898
Corning, Inc.	5,431,103	149,953
FLIR Systems, Inc.	777,248	28,533
TE Connectivity Ltd.	2,028,863	151,089
		451,473
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	989,472	61,941
Alphabet, Inc.:
Class A (a)	1,690,539	1,428,387
Class C (a)	1,694,484	1,394,916
eBay, Inc. (a)	5,936,099	201,234
Facebook, Inc. Class A (a)	13,365,161	1,811,514
VeriSign, Inc. (a)(b)	519,456	42,840
Yahoo!, Inc. (a)	5,011,847	228,841
		5,169,673
IT Services - 3.7%
Accenture PLC Class A	3,541,711	433,860
Alliance Data Systems Corp.	329,778	80,129
Automatic Data Processing, Inc.	2,576,013	264,350
Cognizant Technology Solutions Corp. Class A (a)	3,464,010	205,312
CSRA, Inc.	830,456	24,764
Fidelity National Information Services, Inc.	1,874,061	154,179
Fiserv, Inc. (a)	1,239,308	143,016
Global Payments, Inc.	877,548	69,932
IBM Corp.	4,940,385	888,380
MasterCard, Inc. Class A	5,434,679	600,315
Paychex, Inc.	1,837,742	112,874
PayPal Holdings, Inc. (a)	6,407,194	269,102
Teradata Corp. (a)(b)	741,676	23,066
The Western Union Co. (b)	2,768,324	54,370
Total System Services, Inc.	944,585	51,461
Visa, Inc. Class A (b)	10,663,128	937,715
		4,312,825
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	1,759,530	144,158
Applied Materials, Inc.	6,171,470	223,531
Broadcom Ltd.	2,268,593	478,514
First Solar, Inc. (a)(b)	444,974	16,104
Intel Corp.	27,057,764	979,491
KLA-Tencor Corp.	892,518	80,434
Lam Research Corp.	929,694	110,206
Linear Technology Corp.	1,372,346	88,626
Microchip Technology, Inc. (b)	1,233,383	89,445
Micron Technology, Inc. (a)	5,893,388	138,141
NVIDIA Corp.	3,077,472	312,302
Qorvo, Inc. (a)(b)	729,278	48,205
Qualcomm, Inc.	8,432,427	476,263
Skyworks Solutions, Inc.	1,060,922	100,586
Texas Instruments, Inc.	5,706,658	437,244
Xilinx, Inc.	1,441,736	84,803
		3,808,053
Software - 4.4%
Activision Blizzard, Inc.	3,903,970	176,186
Adobe Systems, Inc. (a)	2,838,964	335,963
Autodesk, Inc. (a)	1,118,218	96,502
CA Technologies, Inc.	1,789,258	57,739
Citrix Systems, Inc. (a)	890,504	70,305
Electronic Arts, Inc. (a)	1,722,924	149,033
Intuit, Inc.	1,392,203	174,638
Microsoft Corp.	44,394,093	2,840,334
Oracle Corp.	17,112,017	728,801
Red Hat, Inc. (a)	1,025,421	84,915
Salesforce.com, Inc. (a)	3,644,710	296,497
Symantec Corp.	3,559,471	101,694
		5,112,607
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	30,445,338	4,170,711
Hewlett Packard Enterprise Co.	9,512,182	217,068
HP, Inc.	9,768,410	169,677
NetApp, Inc.	1,572,297	65,769
Seagate Technology LLC (b)	1,681,607	81,037
Western Digital Corp.	1,629,940	125,310
Xerox Corp.	4,862,148	36,174
		4,865,746

TOTAL INFORMATION TECHNOLOGY		24,967,044

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,241,126	174,341
Albemarle Corp. U.S.	642,189	65,189
CF Industries Holdings, Inc. (b)	1,330,987	41,820
E.I. du Pont de Nemours & Co.	4,963,587	389,840
Eastman Chemical Co.	837,885	67,240
Ecolab, Inc.	1,498,181	185,729
FMC Corp.	764,166	44,031
International Flavors & Fragrances, Inc.	453,479	57,002
LyondellBasell Industries NV Class A	1,907,972	174,083
Monsanto Co.	2,500,706	284,655
PPG Industries, Inc.	1,507,306	154,393
Praxair, Inc.	1,629,454	193,432
Sherwin-Williams Co.	461,506	142,393
The Dow Chemical Co.	6,398,914	398,396
The Mosaic Co.	1,999,723	62,371
		2,434,915
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	362,369	78,254
Vulcan Materials Co.	755,429	91,112
		169,366
Containers & Packaging - 0.3%
Avery Dennison Corp.	508,099	41,009
Ball Corp.	998,071	73,388
International Paper Co.	2,347,860	123,732
Sealed Air Corp.	1,103,712	51,301
WestRock Co.	1,433,689	77,018
		366,448
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	7,564,075	101,359
Newmont Mining Corp.	3,030,366	103,760
Nucor Corp.	1,818,421	113,779
		318,898

TOTAL MATERIALS		3,289,627

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	2,430,519	278,999
Apartment Investment & Management Co. Class A	895,781	41,681
AvalonBay Communities, Inc.	784,077	144,098
Boston Properties, Inc.	877,982	122,066
Crown Castle International Corp.	2,058,906	192,569
Digital Realty Trust, Inc. (b)	907,480	98,008
Equinix, Inc.	407,545	153,265
Equity Residential (SBI)	2,087,789	131,677
Essex Property Trust, Inc.	374,072	87,795
Extra Space Storage, Inc.	718,324	56,884
Federal Realty Investment Trust (SBI)	409,872	57,681
General Growth Properties, Inc.	3,333,986	82,883
HCP, Inc.	2,669,709	87,540
Host Hotels & Resorts, Inc.	4,224,329	75,996
Iron Mountain, Inc.	1,398,887	50,850
Kimco Realty Corp.	2,426,723	58,848
Mid-America Apartment Communities, Inc.	648,187	66,588
Prologis, Inc.	3,018,170	154,078
Public Storage	851,632	193,712
Realty Income Corp. (b)	1,476,494	90,480
Simon Property Group, Inc.	1,794,125	330,837
SL Green Realty Corp.	578,508	65,186
The Macerich Co.	689,315	46,446
UDR, Inc.	1,525,876	55,694
Ventas, Inc.	2,021,824	131,520
Vornado Realty Trust	981,942	107,886
Welltower, Inc.	2,069,909	145,680
Weyerhaeuser Co.	4,271,116	144,022
		3,252,969
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,713,896	61,049

TOTAL REAL ESTATE		3,314,018

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	35,062,613	1,465,267
CenturyLink, Inc. (b)	3,121,376	75,725
Frontier Communications Corp. (b)	6,697,525	19,624
Level 3 Communications, Inc. (a)	1,664,594	95,298
Verizon Communications, Inc.	23,275,924	1,155,184
		2,811,098
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,298,932	51,282
American Electric Power Co., Inc.	2,807,478	188,017
Duke Energy Corp.	3,933,571	324,716
Edison International	1,860,250	148,336
Entergy Corp.	1,022,749	78,404
Eversource Energy	1,811,123	106,240
Exelon Corp.	5,271,497	193,517
FirstEnergy Corp.	2,430,818	78,831
NextEra Energy, Inc.	2,667,909	349,496
PG&E Corp.	2,887,154	192,718
Pinnacle West Capital Corp.	635,515	52,233
PPL Corp.	3,880,392	143,109
Southern Co.	5,595,396	284,358
Xcel Energy, Inc.	2,900,207	126,768
		2,318,025
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,801,034	29,825
The AES Corp.	3,763,630	43,357
		73,182
Multi-Utilities - 1.0%
Ameren Corp.	1,385,348	75,765
CenterPoint Energy, Inc.	2,459,020	67,180
CMS Energy Corp.	1,593,581	70,946
Consolidated Edison, Inc.	1,739,872	134,040
Dominion Resources, Inc.	3,578,488	277,834
DTE Energy Co.	1,024,500	103,864
NiSource, Inc.	1,842,701	44,059
Public Service Enterprise Group, Inc.	2,888,460	132,811
SCANA Corp.	815,998	56,589
Sempra Energy	1,427,730	157,464
WEC Energy Group, Inc.	1,802,045	108,609
		1,229,161
Water Utilities - 0.1%
American Water Works Co., Inc.	1,016,325	79,273

TOTAL UTILITIES		3,699,641

TOTAL COMMON STOCKS
(Cost $65,794,980)		116,126,579
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.48% to 0.57% 3/2/17 to 3/30/17 (c)
(Cost $49,990)	50,000	49,991
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (d)	465,991,018	$466,084
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,833,219,021	1,833,586
TOTAL MONEY MARKET FUNDS
(Cost $2,299,416)		2,299,670
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $68,144,386)		118,476,240
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,691,032)
NET ASSETS - 100%		$116,785,208

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
5,689 CME E-mini S&P 500 Index Contracts (United States)	March 2017	672,098	$26,033

The face value of futures purchased as a percentage of Net Assets is 0.6%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,774,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,648
Fidelity Securities Lending Cash Central Fund	7,721
Total	$11,369

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,041,673	$14,041,673	$--	$--
Consumer Staples	10,967,857	10,967,857	--	--
Energy	7,697,878	7,697,878	--	--
Financials	17,170,393	17,170,393	--	--
Health Care	16,336,903	16,336,903	--	--
Industrials	11,830,447	11,830,447	--	--
Information Technology	24,967,044	24,967,044	--	--
Materials	3,289,627	3,289,627	--	--
Real Estate	3,314,018	3,314,018	--	--
Telecommunication Services	2,811,098	2,811,098	--	--
Utilities	3,699,641	3,699,641	--	--
U.S. Government and Government Agency Obligations	49,991	--	49,991	--
Money Market Funds	2,299,670	2,299,670	--	--
Total Investments in Securities:	$118,476,240	$118,426,249	$49,991	$--
Derivative Instruments:
Assets
Futures Contracts	$26,033	$26,033	$--	$--
Total Assets	$26,033	$26,033	$--	$--
Total Derivative Instruments:	$26,033	$26,033	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$26,033	$0
Total Equity Risk	26,033	0
Total Value of Derivatives	$26,033	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,770,627) — See accompanying schedule: Unaffiliated issuers (cost $65,844,970)	$116,176,570
Fidelity Central Funds (cost $2,299,416)	2,299,670
Total Investments (cost $68,144,386)		$118,476,240
Receivable for investments sold		176,385
Receivable for fund shares sold		355,794
Dividends receivable		241,197
Distributions receivable from Fidelity Central Funds		393
Other receivables		2,586
Total assets		119,252,595
Liabilities
Payable for investments purchased	$439,108
Payable for fund shares redeemed	187,202
Accrued management fee	1,427
Payable for daily variation margin for derivative instruments	1,565
Other affiliated payables	2,381
Other payables and accrued expenses	2,385
Collateral on securities loaned	1,833,319
Total liabilities		2,467,387
Net Assets		$116,785,208
Net Assets consist of:
Paid in capital		$66,484,805
Undistributed net investment income		359,853
Accumulated undistributed net realized gain (loss) on investments		(417,337)
Net unrealized appreciation (depreciation) on investments		50,357,887
Net Assets		$116,785,208
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,822,885 ÷ 46,070 shares)		$82.98
Premium Class:
Net Asset Value, offering price and redemption price per share ($66,051,144 ÷ 795,855 shares)		$82.99
Institutional Class:
Net Asset Value, offering price and redemption price per share ($32,087,103 ÷ 386,601 shares)		$83.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($14,824,076 ÷ 178,606 shares)		$83.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2017
Investment Income
Dividends		$2,149,889
Interest		274
Income from Fidelity Central Funds		11,369
Total income		2,161,532
Expenses
Management fee	$18,405
Transfer agent fees	29,846
Independent trustees' fees and expenses	426
Interest	11
Miscellaneous	296
Total expenses before reductions	48,984
Expense reductions	(4,836)	44,148
Net investment income (loss)		2,117,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,525
Fidelity Central Funds	188
Futures contracts	203,064
Total net realized gain (loss)		648,777
Change in net unrealized appreciation (depreciation) on: Investment securities	19,671,033
Futures contracts	13,434
Total change in net unrealized appreciation (depreciation)		19,684,467
Net gain (loss)		20,333,244
Net increase (decrease) in net assets resulting from operations		$22,450,628

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,117,384	$1,837,904
Net realized gain (loss)	648,777	191,820
Change in net unrealized appreciation (depreciation)	19,684,467	(7,595,149)
Net increase (decrease) in net assets resulting from operations	22,450,628	(5,565,425)
Distributions to shareholders from net investment income	(2,077,274)	(1,909,653)
Distributions to shareholders from net realized gain	(545,764)	(563,349)
Total distributions	(2,623,038)	(2,473,002)
Share transactions - net increase (decrease)	9,525,609	6,532,800
Total increase (decrease) in net assets	29,353,199	(1,505,627)
Net Assets
Beginning of period	87,432,009	88,937,636
End of period	$116,785,208	$87,432,009
Other Information
Undistributed net investment income end of period	$359,853	$318,458

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.13	$74.71	$66.10	$53.81	$48.49
Income from Investment Operations
Net investment income (loss)B	1.54	1.45	1.44	1.19	1.10
Net realized and unrealized gain (loss)	15.23	(6.05)	8.64	12.26	5.28
Total from investment operations	16.77	(4.60)	10.08	13.45	6.38
Distributions from net investment income	(1.52)	(1.52)	(1.31)	(1.16)	(1.06)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.92)	(1.98)	(1.47)	(1.16)	(1.06)
Net asset value, end of period	$82.98	$68.13	$74.71	$66.10	$53.81
Total ReturnC	24.88%	(6.26)%	15.40%	25.27%	13.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%	2.02%	2.06%	1.98%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$3,823	$7,635	$7,315	$5,751	$4,705
Portfolio turnover rateF	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.72	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	1.58	1.48	1.48	1.22	1.13
Net realized and unrealized gain (loss)	15.21	(6.04)	8.63	12.26	5.27
Total from investment operations	16.79	(4.56)	10.11	13.48	6.40
Distributions from net investment income	(1.55)	(1.55)	(1.34)	(1.19)	(1.08)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.95)	(2.01)	(1.50)	(1.19)	(1.08)
Net asset value, end of period	$82.99	$68.15	$74.72	$66.11	$53.82
Total ReturnC	24.91%	(6.21)%	15.45%	25.32%	13.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	2.08%	2.06%	2.11%	2.02%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$66,051	$49,215	$49,784	$38,736	$28,996
Portfolio turnover rateF	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	1.59	1.49	1.48	1.22	1.13
Net realized and unrealized gain (loss)	15.22	(6.05)	8.64	12.26	5.28
Total from investment operations	16.81	(4.56)	10.12	13.48	6.41
Distributions from net investment income	(1.56)	(1.56)	(1.35)	(1.19)	(1.09)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.96)	(2.02)	(1.50)C	(1.19)	(1.09)
Net asset value, end of period	$83.00	$68.15	$74.73	$66.11	$53.82
Total ReturnD	24.94%	(6.21)%	15.47%	25.33%	13.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.09%	2.07%	2.12%	2.03%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$32,087	$23,860	$25,621	$22,636	$17,703
Portfolio turnover rateG	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.83	$48.50
Income from Investment Operations
Net investment income (loss)B	1.61	1.50	1.50	1.24	1.14
Net realized and unrealized gain (loss)	15.21	(6.05)	8.64	12.24	5.29
Total from investment operations	16.82	(4.55)	10.14	13.48	6.43
Distributions from net investment income	(1.58)	(1.57)	(1.36)	(1.20)	(1.10)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.97)C	(2.03)	(1.52)	(1.20)	(1.10)
Net asset value, end of period	$83.00	$68.15	$74.73	$66.11	$53.83
Total ReturnD	24.97%	(6.19)%	15.50%	25.34%	13.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	2.11%	2.09%	2.14%	2.05%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$14,824	$6,722	$6,217	$3,506	$1,912
Portfolio turnover rateG	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) (formerly Spartan 500 Index Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$52,765,344
Gross unrealized depreciation	(3,008,523)
Net unrealized appreciation (depreciation) on securities	$49,756,821
Tax Cost	$68,719,419

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$382,153
Undistributed long-term capital gain	$163,821
Net unrealized appreciation (depreciation) on securities and other investments	$49,756,821

The tax character of distributions paid was as follows:

	February 28, 2017	February 29, 2016
Ordinary Income	$2,077,274	$ 1,909,653
Long-term Capital Gains	545,764	563,349
Total	$2,623,038	$ 2,473,002

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $203,064 and a change in net unrealized appreciation (depreciation) of $13,434 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,002,647 and $4,608,979, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .025% to .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .018% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .10%, .07%, .05% and .025% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03% and .02%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .025% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$3,970.075
Premium Class	19,885.035
Institutional Class	5,991.022
	$29,846

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$250,004.80%		$11

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $297 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,721.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.095%	$127
Premium Class	.050%	3,653
Institutional Class	.040%	892
Institutional Premium Class	.020%	144

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
From net investment income
Investor Class	$103,371	$160,814
Premium Class	1,163,534	1,067,060
Institutional Class	571,931	539,338
Institutional Premium Class	238,438	142,441
Total	$2,077,274	$1,909,653
From net realized gain
Investor Class	$21,275	$46,603
Premium Class	305,450	315,883
Institutional Class	149,467	159,647
Institutional Premium Class	69,572	41,216
Total	$545,764	$563,349

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016
Investor Class
Shares sold	52,360	87,341	$3,969,866	$6,291,602
Reinvestment of distributions	1,552	2,810	117,535	200,977
Shares redeemed	(119,903)	(76,004)	(8,989,547)	(5,510,721)
Net increase (decrease)	(65,991)	14,147	$(4,902,146)	$981,858
Premium Class
Shares sold	207,763	161,112	$15,845,150	$11,549,891
Reinvestment of distributions	17,738	17,921	1,356,321	1,282,869
Shares redeemed	(151,849)	(123,084)	(11,521,839)	(8,857,179)
Net increase (decrease)	73,652	55,949	$5,679,632	$3,975,581
Institutional Class
Shares sold	137,895	88,397	$10,500,882	$6,327,192
Reinvestment of distributions	9,370	9,762	716,383	698,986
Shares redeemed	(110,790)	(90,903)	(8,442,330)	(6,547,204)
Net increase (decrease)	36,475	7,256	$2,774,935	$478,974
Institutional Premium Class
Shares sold	104,472	38,579	$7,851,293	$2,772,299
Reinvestment of distributions	3,986	2,567	306,104	183,657
Shares redeemed	(28,482)	(25,710)	(2,184,209)	(1,859,569)
Net increase (decrease)	79,976	15,436	$5,973,188	$1,096,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund (formerly Spartan 500 Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 500 Index Fund (a fund of Fidelity Concord Street Trust) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity 500 Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 178 funds. Mr. Chiel oversees 131 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.09%
Actual		$1,000.00	$1,099.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.05%
Actual		$1,000.00	$1,099.90	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,100.10	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,100.20	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Investor Class	04/10/17	04/07/17	$0.34700	$0.131
Premium Class	04/10/17	04/07/17	$0.35692	$0.131
Institutional Class	04/10/17	04/07/17	$0.35913	$0.131
Institutional Premium Class	04/10/17	04/07/17	$0.36354	$0.131

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2017, $700,583,189, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 100%, 94%, 94%, and 94%; Premium Class designates 97%, 92%, 92%, and 92%; Institutional Class designates 96%, 91%, 91%, and 91%; and Institutional Premium Class designates 95%, 90%, 90%, and 91%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%, 99%, 100%, and 99%; Premium Class designates 100%, 97%, 97%, and 97%; Institutional Class designates 99%, 97%, 97%, and 97%; and Institutional Premium Class designates 98%, 96%, 96%, and 96%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

U5I-U5A-ANN-0417
1.925889.105

Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund) Class F Annual Report February 28, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Class F	26.33%	13.79%	7.73%

 The initial offering of Class F shares took place on September 24,2009. Returns prior to September 24, 2009 are those of Investor Class, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Class F on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Class F.

Period Ending Values
$21,059	Fidelity® Total Market Index Fund - Class F
$21,083	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 26%, straddling the results of the benchmark Dow Jones U.S. Total Stock Market Index℠, which gained 26.26%. During a very strong period of market performance, all 11 sectors in the index produced double-digit gains, led by financials. During the period, banks JPMorgan Chase (+66%), Bank of America (+100%), Citigroup (+56%) and Wells Fargo (+27%) benefited from rising interest rates as well as the prospect of post-election regulatory reform, a stated priority of President Trump and the Republican Congress. In the information technology sector, Apple (+45%) reported better-than-expected sales and earnings for its fiscal first quarter of 2017, while software manufacturer Microsoft particularly benefited from strong sales growth in its cloud-computing division. Internet retailer Amazon.com (+53%) and social media giant Facebook (+27%) also contributed to results. Conversely, many of the biggest detractors came from the health care sector this period. Gilead Sciences (-18%), a biotechnology company that issued a weak sales forecast, hampered performance. Pharmaceutical manufacturers Allergan (-15%) and Perrigo (-41%) also were big laggards, struggling amid growing pressure on drug pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.5
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.3	1.2
JPMorgan Chase & Co.	1.3	1.1
Facebook, Inc. Class A	1.3	1.3
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.0
	15.1

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.8
Financials	15.3	18.2
Health Care	13.3	14.0
Consumer Discretionary	12.4	12.7
Industrials	10.7	10.3
Consumer Staples	8.3	8.8
Energy	6.2	6.4
Real Estate	4.0	0.0
Materials	3.3	3.3
Utilities	3.2	3.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC (a)	153,629	$10,313,115
American Axle & Manufacturing Holdings, Inc. (a)	132,676	2,629,638
Autoliv, Inc. (b)	140,674	14,728,568
BorgWarner, Inc.	322,234	13,595,052
Clean Diesel Technologies, Inc. (a)(b)	8,475	23,476
Cooper Tire & Rubber Co.	81,601	3,300,760
Cooper-Standard Holding, Inc. (a)	27,202	3,046,624
Dana Holding Corp.	219,929	4,154,459
Delphi Automotive PLC	433,732	33,020,017
Dorman Products, Inc. (a)	47,584	3,719,165
Fox Factory Holding Corp. (a)	40,961	1,097,755
Gentex Corp.	444,026	9,337,867
Gentherm, Inc. (a)	58,309	2,113,701
Hertz Global Holdings, Inc. (a)	113,057	2,568,655
Horizon Global Corp. (a)	28,918	528,621
Lci Industries	37,718	4,062,229
Lear Corp.	114,527	16,261,689
Metaldyne Performance Group, Inc.	30,783	717,244
Modine Manufacturing Co. (a)	76,995	873,893
Motorcar Parts of America, Inc. (a)(b)	32,435	920,181
Shiloh Industries, Inc. (a)	7,922	122,236
Spartan Motors, Inc.	44,931	298,791
Standard Motor Products, Inc.	32,576	1,562,671
Stoneridge, Inc. (a)	43,907	741,589
Strattec Security Corp.	4,334	128,937
Superior Industries International, Inc.	39,790	891,296
Sypris Solutions, Inc. (a)	16,848	14,993
Tenneco, Inc.	83,068	5,342,103
The Goodyear Tire & Rubber Co.	412,766	14,467,448
Tower International, Inc.	31,785	878,855
UQM Technologies, Inc. (a)	38,648	17,585
Visteon Corp. (a)	57,388	5,318,146
VOXX International Corp. (a)	18,073	89,461
Workhorse Group, Inc. (a)(b)	16,326	46,856
		156,933,676
Automobiles - 0.6%
Ford Motor Co.	6,270,789	78,572,986
General Motors Co.	2,226,289	82,016,487
Harley-Davidson, Inc.	286,768	16,167,980
Tesla, Inc. (a)(b)	199,443	49,858,756
Thor Industries, Inc.	78,500	8,699,370
Winnebago Industries, Inc. (b)	39,123	1,291,059
		236,606,638
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,448,041
Educational Development Corp.	2,866	27,370
Fenix Parts, Inc. (a)	13,969	27,938
Genuine Parts Co.	238,105	22,789,030
LKQ Corp. (a)	475,833	15,026,806
Pool Corp.	68,125	7,814,619
Weyco Group, Inc.	5,169	141,527
		48,275,331
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	497,224
Ascent Capital Group, Inc. (a)	16,905	271,325
Bridgepoint Education, Inc. (a)	19,443	181,403
Bright Horizons Family Solutions, Inc. (a)	78,305	5,411,659
Cambium Learning Group, Inc. (a)	12,514	60,943
Capella Education Co.	17,991	1,369,115
Career Education Corp. (a)	92,297	768,834
Carriage Services, Inc.	24,048	619,717
Chegg, Inc. (a)(b)	85,961	679,092
Collectors Universe, Inc.	4,772	111,665
DeVry, Inc. (b)	87,504	2,813,254
Graham Holdings Co.	7,921	4,263,478
Grand Canyon Education, Inc. (a)	82,727	5,077,783
H&R Block, Inc.	339,125	6,972,410
Houghton Mifflin Harcourt Co. (a)	170,821	1,887,572
K12, Inc. (a)	59,099	1,055,508
Liberty Tax, Inc.	8,571	128,136
Lincoln Educational Services Corp. (a)	15,671	29,305
National American University Holdings, Inc.	5,378	14,037
Regis Corp. (a)	52,945	651,753
Service Corp. International	317,953	9,770,696
ServiceMaster Global Holdings, Inc. (a)	221,126	8,807,449
Sotheby's Class A (Ltd. vtg.) (a)(b)	71,198	3,213,166
Strayer Education, Inc.	17,939	1,390,990
Universal Technical Institute, Inc.	29,419	102,084
Weight Watchers International, Inc. (a)(b)	37,785	543,726
		56,692,324
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	392,536	14,029,237
Belmond Ltd. Class A (a)	136,912	1,773,010
Biglari Holdings, Inc. (a)	2,475	1,062,839
BJ's Restaurants, Inc. (a)	35,904	1,305,110
Bloomin' Brands, Inc.	159,652	2,728,453
Bob Evans Farms, Inc.	36,126	2,049,428
Bojangles', Inc. (a)	24,608	517,998
Boyd Gaming Corp. (a)	147,259	2,896,585
Bravo Brio Restaurant Group, Inc. (a)	12,451	49,804
Brinker International, Inc.	77,201	3,260,970
Buffalo Wild Wings, Inc. (a)	29,848	4,626,440
Caesars Entertainment Corp. (a)(b)	91,365	863,399
Carnival Corp. unit	673,780	37,697,991
Carrols Restaurant Group, Inc. (a)	61,598	973,248
Century Casinos, Inc. (a)	28,742	196,595
Chipotle Mexican Grill, Inc. (a)(b)	46,452	19,451,310
Choice Hotels International, Inc.	66,238	4,014,023
Churchill Downs, Inc.	21,995	3,305,849
Chuy's Holdings, Inc. (a)(b)	26,361	751,289
ClubCorp Holdings, Inc.	105,707	1,807,590
Cracker Barrel Old Country Store, Inc. (b)	37,351	6,013,137
Darden Restaurants, Inc.	199,550	14,902,394
Dave & Buster's Entertainment, Inc. (a)	61,208	3,500,486
Del Frisco's Restaurant Group, Inc. (a)	37,615	598,079
Del Taco Restaurants, Inc. (a)	75,328	934,820
Denny's Corp. (a)	117,334	1,473,715
DineEquity, Inc.	27,200	1,627,104
Domino's Pizza, Inc.	76,030	14,431,254
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	21,985
Drive Shack, Inc.	86,128	360,876
Dunkin' Brands Group, Inc.	155,091	8,531,556
El Pollo Loco Holdings, Inc. (a)(b)	42,298	528,725
Eldorado Resorts, Inc. (a)(b)	30,709	500,557
Empire Resorts, Inc. (a)(b)	4,022	93,512
Entertainment Gaming Asia, Inc. (a)	2,060	3,440
Extended Stay America, Inc. unit	171,686	2,970,168
Famous Dave's of America, Inc. (a)	7,623	43,070
Fiesta Restaurant Group, Inc. (a)	50,677	1,005,938
Fogo de Chao, Inc. (a)(b)	4,278	59,892
Golden Entertainment, Inc.	1,436	17,017
Good Times Restaurants, Inc. (a)	7,939	23,817
Habit Restaurants, Inc. Class A (a)	23,867	321,011
Hilton Grand Vacations, Inc. (a)	88,399	2,646,666
Hilton Worldwide Holdings, Inc.	308,331	17,636,533
Hyatt Hotels Corp. Class A (a)	61,240	3,144,062
Ignite Restaurant Group, Inc. (a)	4,841	2,077
Ilg, Inc.	159,203	3,005,753
International Speedway Corp. Class A	39,245	1,455,990
Intrawest Resorts Holdings, Inc. (a)	22,150	521,854
Isle of Capri Casinos, Inc. (a)	39,454	958,338
J. Alexanders Holdings, Inc. (a)	20,559	191,199
Jack in the Box, Inc.	50,437	4,726,451
Jamba, Inc. (a)(b)	19,136	185,811
Kona Grill, Inc. (a)(b)	8,466	53,759
La Quinta Holdings, Inc. (a)	128,968	1,787,496
Las Vegas Sands Corp.	589,616	31,220,167
Lindblad Expeditions Holdings (a)	22,275	199,807
Luby's, Inc. (a)	14,614	49,395
Marcus Corp.	26,625	830,700
Marriott International, Inc. Class A	509,412	44,313,750
Marriott Vacations Worldwide Corp. (b)	38,724	3,637,345
McDonald's Corp.	1,331,342	169,945,806
MGM Mirage, Inc.	773,195	20,327,297
Monarch Casino & Resort, Inc. (a)	14,995	382,073
Nathan's Famous, Inc. (a)	3,561	220,782
Noodles & Co. (a)(b)	28,579	108,600
Norwegian Cruise Line Holdings Ltd. (a)	266,979	13,535,835
Panera Bread Co. Class A (a)(b)	33,222	7,667,638
Papa John's International, Inc. (b)	42,981	3,392,061
Papa Murphy's Holdings, Inc. (a)(b)	22,690	96,886
Park Hotels & Resorts, Inc.	176,799	4,515,446
Penn National Gaming, Inc. (a)	107,531	1,555,974
Pinnacle Entertainment, Inc.	94,638	1,642,916
Planet Fitness, Inc. (b)	85,278	1,834,330
Popeyes Louisiana Kitchen, Inc. (a)	35,356	2,793,478
Potbelly Corp. (a)	30,614	399,513
Rave Restaurant Group, Inc. (a)(b)	9,079	20,428
RCI Hospitality Holdings, Inc.	5,726	97,514
Red Lion Hotels Corp. (a)	6,989	52,068
Red Robin Gourmet Burgers, Inc. (a)	21,139	964,995
Red Rock Resorts, Inc. (b)	43,728	960,704
Royal Caribbean Cruises Ltd.	268,436	25,796,700
Ruby Tuesday, Inc. (a)	88,086	167,363
Ruth's Hospitality Group, Inc.	42,076	708,981
Scientific Games Corp. Class A (a)	89,331	1,844,685
SeaWorld Entertainment, Inc. (b)	103,555	1,995,505
Shake Shack, Inc. Class A (a)(b)	22,232	796,573
Six Flags Entertainment Corp.	140,263	8,501,340
Sonic Corp.	74,649	1,887,127
Speedway Motorsports, Inc.	23,497	500,956
Starbucks Corp.	2,331,791	132,608,954
Texas Roadhouse, Inc. Class A	113,067	4,782,734
The Cheesecake Factory, Inc.	75,769	4,625,697
Town Sports International Holdings, Inc. (a)	13,107	44,564
U.S. Foods Holding Corp.	139,952	3,855,678
Vail Resorts, Inc.	67,071	12,151,924
Wendy's Co.	300,738	4,192,288
Wingstop, Inc. (b)	38,268	1,006,448
Wyndham Worldwide Corp.	171,061	14,239,118
Wynn Resorts Ltd. (b)	129,188	12,421,426
Yum! Brands, Inc.	553,358	36,145,345
Zoe's Kitchen, Inc. (a)(b)	27,188	487,209
		777,167,447
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	198,842
Bassett Furniture Industries, Inc.	15,479	423,351
Beazer Homes U.S.A., Inc. (a)	40,506	494,173
CalAtlantic Group, Inc.	115,129	4,067,508
Cavco Industries, Inc. (a)	13,938	1,662,107
Century Communities, Inc. (a)	22,823	521,506
Comstock Holding Companies, Inc. (a)	1,496	3,201
CSS Industries, Inc.	16,118	396,180
D.R. Horton, Inc.	542,686	17,365,952
Dixie Group, Inc. (a)	11,105	39,423
Emerson Radio Corp. (a)	23,724	29,655
Ethan Allen Interiors, Inc. (b)	53,577	1,540,339
Flexsteel Industries, Inc.	9,186	461,872
Garmin Ltd.	180,689	9,325,359
GoPro, Inc. Class A (a)(b)	148,905	1,399,707
Green Brick Partners, Inc. (a)	37,398	353,411
Harman International Industries, Inc.	110,094	12,288,692
Helen of Troy Ltd. (a)	44,560	4,353,512
Hooker Furniture Corp.	17,507	577,731
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	419,876
Installed Building Products, Inc. (a)	31,210	1,468,431
iRobot Corp. (a)(b)	45,351	2,588,635
KB Home (b)	112,206	1,991,657
Koss Corp. (a)	2,669	6,326
La-Z-Boy, Inc.	79,546	2,147,742
Leggett & Platt, Inc.	221,974	10,916,681
Lennar Corp. Class A	334,495	16,320,011
LGI Homes, Inc. (a)(b)	24,556	712,370
Libbey, Inc.	30,735	430,290
Lifetime Brands, Inc.	14,046	203,667
M.D.C. Holdings, Inc. (b)	59,641	1,740,921
M/I Homes, Inc. (b)	33,201	783,544
Meritage Homes Corp. (a)	64,418	2,290,060
Mohawk Industries, Inc. (a)	100,622	22,776,796
NACCO Industries, Inc. Class A	7,854	506,583
New Home Co. LLC (a)	11,951	124,888
Newell Brands, Inc.	774,925	37,994,573
Nova LifeStyle, Inc. (a)(b)	26,136	52,011
NVR, Inc. (a)	5,604	10,843,572
PulteGroup, Inc.	477,718	10,533,682
Skyline Corp. (a)	21,741	261,979
Stanley Furniture Co., Inc.	5,699	4,502
Taylor Morrison Home Corp. (a)	100,743	2,027,957
Tempur Sealy International, Inc. (a)(b)	77,783	3,592,797
Toll Brothers, Inc. (a)	242,096	8,265,157
TopBuild Corp. (a)	69,281	2,908,416
TRI Pointe Homes, Inc. (a)	234,174	2,796,038
Tupperware Brands Corp.	86,145	5,202,297
Turtle Beach Corp. (a)(b)	6,672	7,072
UCP, Inc. (a)	9,479	102,847
Universal Electronics, Inc. (a)	22,307	1,532,491
Vuzix Corp. (a)(b)	22,003	141,919
Whirlpool Corp.	119,406	21,324,718
William Lyon Homes, Inc. (a)(b)	35,265	649,934
Zagg, Inc. (a)	38,365	232,108
		229,405,069
Internet & Direct Marketing Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	526,580
Amazon.com, Inc. (a)	632,338	534,350,904
Duluth Holdings, Inc. (a)(b)	12,299	259,386
Etsy, Inc. (a)	147,726	1,790,439
EVINE Live, Inc. (a)	71,405	91,398
Expedia, Inc.	193,757	23,064,833
FTD Companies, Inc. (a)	25,393	613,495
Gaia, Inc. Class A (a)	12,609	107,807
Groupon, Inc. (a)(b)	645,768	2,731,599
HSN, Inc.	48,658	1,834,407
Lands' End, Inc. (a)(b)	26,352	488,830
Liberty Expedia Holdings, Inc. (a)	85,283	3,691,048
Liberty Interactive Corp.:
(Venture Group) Series A (a)	144,556	6,340,226
QVC Group Series A (a)	704,430	13,299,638
Liberty TripAdvisor Holdings, Inc. (a)	113,996	1,533,246
Netflix, Inc. (a)	688,494	97,855,652
NutriSystem, Inc.	46,905	2,181,083
Overstock.com, Inc. (a)	24,847	458,427
PetMed Express, Inc. (b)	32,292	680,070
Priceline Group, Inc. (a)	78,974	136,161,443
Shutterfly, Inc. (a)(b)	54,203	2,459,732
TripAdvisor, Inc. (a)(b)	181,795	7,539,039
U.S. Auto Parts Network, Inc. (a)	5,048	17,416
Wayfair LLC Class A (a)(b)	50,248	1,899,877
		839,976,575
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	87,581	1,702,575
Arctic Cat, Inc. (a)	18,718	346,283
Black Diamond, Inc. (a)	32,583	180,836
Brunswick Corp.	144,134	8,632,185
Callaway Golf Co.	134,839	1,363,222
Escalade, Inc.	7,022	91,286
Hasbro, Inc.	179,906	17,427,494
JAKKS Pacific, Inc. (a)(b)	19,661	103,220
Johnson Outdoors, Inc. Class A	6,349	222,723
Malibu Boats, Inc. Class A (a)	23,351	480,097
Marine Products Corp.	11,741	124,689
Mattel, Inc.	552,142	14,206,614
MCBC Holdings, Inc. (a)	21,350	313,418
Nautilus, Inc. (a)	46,907	755,203
Polaris Industries, Inc. (b)	94,246	8,030,702
Sturm, Ruger & Co., Inc. (b)	33,314	1,660,703
Summer Infant, Inc. (a)	32,605	59,341
Vista Outdoor, Inc. (a)	94,769	1,917,177
		57,617,768
Media - 3.1%
A.H. Belo Corp. Class A	22,177	139,715
AMC Entertainment Holdings, Inc. Class A	84,665	2,654,248
AMC Networks, Inc. Class A (a)	101,098	6,046,671
Ballantyne of Omaha, Inc. (a)	17,964	116,766
Cable One, Inc.	7,371	4,609,971
CBS Corp. Class B	637,303	42,011,014
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	250,125
Charter Communications, Inc. Class A (a)	348,085	112,452,340
Cinedigm Corp. (a)	5,614	8,477
Cinemark Holdings, Inc.	164,899	6,904,321
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	276,763
Comcast Corp. Class A	7,645,483	286,093,974
Cumulus Media, Inc. Class A (a)	17,877	11,978
Daily Journal Corp. (a)	644	134,467
Discovery Communications, Inc.:
Class A (a)(b)	247,368	7,114,304
Class C (non-vtg.) (a)	354,211	9,942,703
DISH Network Corp. Class A (a)	361,308	22,401,096
E.W. Scripps Co. Class A (a)(b)	84,251	1,940,301
Emmis Communications Corp. Class A (a)	1,993	5,521
Entercom Communications Corp. Class A (b)	31,859	498,593
Entravision Communication Corp. Class A	84,255	450,764
Gannett Co., Inc.	167,355	1,459,336
Global Eagle Entertainment, Inc. (a)(b)	84,431	369,808
Gray Television, Inc. (a)	96,772	1,316,099
Harte-Hanks, Inc.	45,482	70,497
Hemisphere Media Group, Inc. (a)	10,964	127,182
Insignia Systems, Inc.	5,038	7,204
Interpublic Group of Companies, Inc.	639,799	15,419,156
John Wiley & Sons, Inc. Class A	79,959	4,173,860
Lee Enterprises, Inc. (a)	58,988	153,369
Liberty Broadband Corp.:
Class A (a)	33,151	2,793,303
Class C (a)(b)	119,352	10,257,111
Liberty Global PLC:
Class A (a)(b)	432,377	15,435,859
Class C (a)(b)	1,005,751	35,291,803
LiLAC Class A (a)(b)	77,452	1,893,701
LiLAC Class C (a)	204,855	5,037,384
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	314,434
Liberty Braves Class C (a)	68,302	1,501,961
Liberty Media Class A (a)(b)	28,511	858,466
Liberty Media Class C (a)(b)	79,458	2,439,361
Liberty SiriusXM Class A (a)	131,422	5,168,827
Liberty SiriusXM Class C (a)	298,286	11,612,274
Lions Gate Entertainment Corp.:
Class A	84,439	2,260,432
Class B (a)(b)	185,605	4,636,413
Live Nation Entertainment, Inc. (a)	224,734	6,384,693
Loral Space & Communications Ltd. (a)	17,760	726,384
Meredith Corp.	55,681	3,491,199
MSG Network, Inc. Class A (a)	103,460	2,255,428
National CineMedia, Inc.	108,730	1,395,006
New Media Investment Group, Inc.	89,861	1,386,555
News Corp.:
Class A	686,011	8,794,661
Class B	130,013	1,716,172
Nexstar Broadcasting Group, Inc. Class A	68,341	4,712,112
Omnicom Group, Inc.	374,948	31,908,075
Radio One, Inc. Class D (non-vtg.) (a)	32,336	88,924
Reading International, Inc. Class A (a)	17,900	285,326
Regal Entertainment Group Class A (b)	155,625	3,358,388
RLJ Entertainment, Inc. (a)	5,726	12,654
Saga Communications, Inc. Class A	3,882	193,712
Salem Communications Corp. Class A	10,842	77,520
Scholastic Corp.	44,904	2,023,374
Scripps Networks Interactive, Inc. Class A	148,773	12,016,395
Sinclair Broadcast Group, Inc. Class A	97,962	3,908,684
Sirius XM Holdings, Inc. (b)	2,845,102	14,481,569
Tegna, Inc.	350,960	8,995,105
The Madison Square Garden Co. (a)	25,883	4,642,375
The McClatchy Co. Class A (a)	6,072	67,703
The New York Times Co. Class A	193,567	2,787,365
The Walt Disney Co.	2,346,123	258,284,681
Time Warner, Inc.	1,235,113	121,300,448
Time, Inc.	154,410	2,709,896
Townsquare Media, Inc. (a)	1,285	13,968
Tribune Media Co. Class A	123,479	4,262,495
tronc, Inc. (b)	51,781	756,003
Twenty-First Century Fox, Inc.:
Class A	1,706,227	51,050,312
Class B	771,880	22,654,678
Viacom, Inc. Class B (non-vtg.)	580,312	25,214,556
World Wrestling Entertainment, Inc. Class A (b)	69,670	1,461,677
		1,230,080,045
Multiline Retail - 0.4%
Big Lots, Inc. (b)	72,215	3,707,518
Dillard's, Inc. Class A (b)	40,152	2,189,087
Dollar General Corp.	407,540	29,758,571
Dollar Tree, Inc. (a)	377,759	28,966,560
Fred's, Inc. Class A (b)	52,965	939,069
Gordmans Stores, Inc. (a)(b)	10,233	6,037
JC Penney Corp., Inc. (a)(b)	463,329	2,937,506
Kohl's Corp.	277,907	11,844,396
Macy's, Inc.	489,002	16,244,646
Nordstrom, Inc. (b)	185,779	8,668,448
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	71,864	2,252,936
Sears Holdings Corp. (a)(b)	72,471	568,173
Target Corp.	896,360	52,679,077
The Bon-Ton Stores, Inc. (a)(b)	19,775	23,730
Tuesday Morning Corp. (a)	61,992	226,271
		161,012,025
Specialty Retail - 2.3%
Aarons, Inc. Class A	98,760	2,694,173
Abercrombie & Fitch Co. Class A	93,188	1,114,528
Advance Auto Parts, Inc.	118,546	18,565,489
America's Car Mart, Inc. (a)	10,422	331,941
American Eagle Outfitters, Inc. (b)	259,564	4,114,089
Armstrong Flooring, Inc. (a)	37,094	792,699
Asbury Automotive Group, Inc. (a)	40,476	2,637,011
Ascena Retail Group, Inc. (a)(b)	266,405	1,225,463
AutoNation, Inc. (a)(b)	105,216	4,829,414
AutoZone, Inc. (a)	46,740	34,426,347
Barnes & Noble Education, Inc. (a)	60,796	583,642
Barnes & Noble, Inc. (b)	82,041	804,002
bebe stores, Inc. (a)(b)	6,695	42,982
Bed Bath & Beyond, Inc.	241,299	9,748,480
Best Buy Co., Inc.	439,881	19,411,949
Big 5 Sporting Goods Corp. (b)	23,104	310,749
Boot Barn Holdings, Inc. (a)(b)	24,133	247,846
Build-A-Bear Workshop, Inc. (a)	15,205	137,605
Burlington Stores, Inc. (a)	113,839	10,132,809
Cabela's, Inc. Class A (a)	85,519	4,005,710
Caleres, Inc.	68,568	2,048,126
CarMax, Inc. (a)(b)	309,825	19,996,106
Chico's FAS, Inc.	193,672	2,804,371
Christopher & Banks Corp. (a)	57,707	75,019
Citi Trends, Inc.	19,731	328,916
Conn's, Inc. (a)(b)	39,904	381,083
CST Brands, Inc.	121,282	5,837,303
Destination Maternity Corp. (a)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	154,218
Dick's Sporting Goods, Inc.	145,373	7,116,008
DSW, Inc. Class A	145,417	3,058,120
Express, Inc. (a)	127,643	1,434,707
Finish Line, Inc. Class A	63,867	1,041,032
Five Below, Inc. (a)(b)	100,983	3,892,895
Foot Locker, Inc.	218,804	16,556,899
Francesca's Holdings Corp. (a)	57,702	979,203
GameStop Corp. Class A (b)	155,698	3,805,259
Gap, Inc. (b)	347,127	8,615,692
Genesco, Inc. (a)(b)	32,141	1,873,820
GNC Holdings, Inc. (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	2,402,019
Guess?, Inc. (b)	102,345	1,299,782
Haverty Furniture Companies, Inc.	30,217	701,034
hhgregg, Inc. (a)(b)	15,184	1,974
Hibbett Sports, Inc. (a)(b)	34,547	1,019,137
Home Depot, Inc.	1,954,971	283,294,848
Kirkland's, Inc. (a)	21,240	240,012
L Brands, Inc.	390,917	20,570,053
Lithia Motors, Inc. Class A (sub. vtg.)	38,999	3,731,034
Lowe's Companies, Inc.	1,394,288	103,693,199
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	613,919
MarineMax, Inc. (a)	36,815	828,338
Michaels Companies, Inc. (a)	197,854	3,974,887
Monro Muffler Brake, Inc.	59,370	3,413,775
Murphy U.S.A., Inc. (a)	55,943	3,563,569
New York & Co., Inc. (a)	34,393	79,104
O'Reilly Automotive, Inc. (a)(b)	151,839	41,256,175
Office Depot, Inc.	822,922	3,431,585
Party City Holdco, Inc. (a)(b)	50,325	727,196
Penske Automotive Group, Inc.	59,093	2,972,378
Perfumania Holdings, Inc. (a)	876	1,533
Pier 1 Imports, Inc.	118,802	799,537
Rent-A-Center, Inc. (b)	93,716	812,518
RH (a)(b)	68,112	2,073,329
Ross Stores, Inc.	631,815	43,329,873
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,995,589
Sears Hometown & Outlet Stores, Inc. (a)	10,000	37,000
Select Comfort Corp. (a)(b)	68,724	1,614,327
Shoe Carnival, Inc.	21,330	540,502
Signet Jewelers Ltd. (b)	116,151	7,386,042
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	876,593
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (b)	38,699	90,169
Staples, Inc.	1,008,899	9,070,002
Stein Mart, Inc.	40,412	145,483
Tailored Brands, Inc.	76,887	1,776,859
The Buckle, Inc. (b)	40,527	804,461
The Cato Corp. Class A (sub. vtg.)	36,544	913,965
The Children's Place Retail Stores, Inc. (b)	27,695	2,805,504
The Container Store Group, Inc. (a)(b)	22,029	92,522
Tiffany & Co., Inc. (b)	172,395	15,837,929
Tile Shop Holdings, Inc.	56,926	1,001,898
Tilly's, Inc.	14,113	155,666
TJX Companies, Inc.	1,051,937	82,524,458
Tractor Supply Co.	212,302	15,054,335
Trans World Entertainment Corp. (a)	2,977	8,038
Ulta Beauty, Inc. (a)	93,980	25,696,951
Urban Outfitters, Inc. (a)	143,484	3,734,889
Vitamin Shoppe, Inc. (a)(b)	45,231	963,420
West Marine, Inc. (a)	16,394	150,661
Williams-Sonoma, Inc. (b)	125,525	6,099,260
Winmark Corp.	1,991	225,879
Zumiez, Inc. (a)(b)	31,066	633,746
		905,569,680
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	76,972	6,774,306
Cherokee, Inc. (a)	20,319	190,999
Coach, Inc.	439,225	16,730,080
Columbia Sportswear Co.	42,368	2,327,698
Crocs, Inc. (a)	126,644	842,183
Culp, Inc.	12,256	416,704
Deckers Outdoor Corp. (a)(b)	51,521	2,721,854
Delta Apparel, Inc. (a)	4,312	75,503
Differential Brands Group, Inc. (a)	1,083	2,437
Fossil Group, Inc. (a)(b)	73,701	1,393,686
G-III Apparel Group Ltd. (a)(b)	69,854	1,797,343
Hanesbrands, Inc. (b)	627,279	12,551,853
Iconix Brand Group, Inc. (a)	101,691	784,038
Kate Spade & Co. (a)	209,113	4,989,436
Lakeland Industries, Inc. (a)	6,813	68,471
lululemon athletica, Inc. (a)	174,001	11,355,305
Michael Kors Holdings Ltd. (a)	265,830	9,702,795
Movado Group, Inc.	39,217	951,012
NIKE, Inc. Class B	2,149,211	122,848,901
Oxford Industries, Inc.	25,955	1,458,931
Perry Ellis International, Inc. (a)	15,961	371,732
PVH Corp.	125,591	11,504,136
Ralph Lauren Corp.	91,187	7,233,865
Rocky Brands, Inc.	8,326	89,921
Sequential Brands Group, Inc. (a)(b)	63,961	251,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	210,934	5,414,676
Steven Madden Ltd. (a)	86,611	3,234,921
Superior Uniform Group, Inc.	11,974	219,364
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	294,186	6,066,115
Class C (non-vtg.) (b)	294,534	5,466,551
Unifi, Inc. (a)	22,047	601,663
Vera Bradley, Inc. (a)	29,957	313,350
VF Corp.	535,523	28,088,181
Vince Holding Corp. (a)(b)	26,763	46,835
Wolverine World Wide, Inc.	157,560	3,965,785
		270,851,997

TOTAL CONSUMER DISCRETIONARY		4,970,188,575

CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,346,592
Brown-Forman Corp.:
Class A	40,918	2,039,762
Class B (non-vtg.)	343,578	16,752,863
Castle Brands, Inc. (a)	38,689	40,237
Coca-Cola Bottling Co. Consolidated	6,914	1,189,692
Constellation Brands, Inc. Class A (sub. vtg.)	285,421	45,327,709
Craft Brew Alliance, Inc. (a)	14,306	210,298
Dr. Pepper Snapple Group, Inc.	295,643	27,624,882
MGP Ingredients, Inc.	19,078	843,820
Molson Coors Brewing Co. Class B	293,231	29,437,460
Monster Beverage Corp. (a)	654,829	27,136,114
National Beverage Corp. (b)	22,740	1,328,243
PepsiCo, Inc.	2,297,406	253,587,674
Primo Water Corp. (a)	33,980	487,273
REED'S, Inc. (a)	1,830	7,229
The Coca-Cola Co.	6,225,391	261,217,406
		669,577,254
Food & Staples Retailing - 1.7%
AdvancePierre Foods Holdings, Inc.	59,749	1,730,331
Andersons, Inc.	47,014	1,859,404
Casey's General Stores, Inc.	65,556	7,511,406
Chefs' Warehouse Holdings (a)(b)	22,894	320,516
Costco Wholesale Corp.	698,979	123,845,099
CVS Health Corp.	1,714,197	138,129,994
Ingles Markets, Inc. Class A	19,385	908,187
Kroger Co.	1,519,311	48,314,090
Manitowoc Foodservice, Inc. (a)(b)	224,738	4,283,506
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	145,830
Performance Food Group Co. (a)	109,601	2,586,584
PriceSmart, Inc.	36,020	3,184,168
Rite Aid Corp. (a)	1,692,492	10,154,952
Smart & Final Stores, Inc. (a)(b)	46,551	649,386
SpartanNash Co.	61,272	2,138,393
Sprouts Farmers Market LLC (a)(b)	217,629	4,017,431
SUPERVALU, Inc. (a)	422,858	1,598,403
Sysco Corp.	803,985	42,386,089
United Natural Foods, Inc. (a)	87,309	3,758,652
Village Super Market, Inc. Class A	8,594	254,468
Wal-Mart Stores, Inc.	2,419,821	171,637,904
Walgreens Boots Alliance, Inc.	1,375,317	118,799,882
Weis Markets, Inc.	29,625	1,777,500
Whole Foods Market, Inc. (b)	497,207	15,249,339
		705,241,514
Food Products - 1.6%
Alico, Inc.	4,002	102,451
Amplify Snack Brands, Inc. (a)(b)	47,704	477,994
Archer Daniels Midland Co.	923,672	43,384,874
B&G Foods, Inc. Class A	116,520	4,952,100
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,028,983
Bunge Ltd.	226,009	18,498,837
Cal-Maine Foods, Inc. (b)	58,088	2,204,440
Calavo Growers, Inc. (b)	26,199	1,477,624
Campbell Soup Co.	312,192	18,528,595
Coffee Holding Co., Inc. (a)	3,401	17,005
ConAgra Foods, Inc.	667,250	27,497,373
Darling International, Inc. (a)	262,702	3,417,753
Dean Foods Co.	156,497	2,854,505
Farmer Brothers Co. (a)(b)	27,261	890,753
Flowers Foods, Inc.	291,098	5,606,547
Fresh Del Monte Produce, Inc.	55,694	3,223,012
Freshpet, Inc. (a)(b)	24,280	245,228
General Mills, Inc.	951,076	57,416,458
Hormel Foods Corp.	427,140	15,056,685
Hostess Brands, Inc. Class A (a)(b)	75,751	1,153,688
Ingredion, Inc.	114,802	13,878,414
Inventure Foods, Inc. (a)(b)	20,016	111,689
J&J Snack Foods Corp.	22,542	3,016,120
John B. Sanfilippo & Son, Inc.	17,222	1,057,431
Kellogg Co.	408,401	30,250,262
Lamb Weston Holdings, Inc.	217,534	8,525,157
Lancaster Colony Corp.	32,520	4,286,136
Landec Corp. (a)	35,757	450,538
Lifeway Foods, Inc. (a)	1,962	20,621
Limoneira Co.	13,723	252,092
McCormick & Co., Inc. (non-vtg.)	186,850	18,389,777
Mead Johnson Nutrition Co. Class A	295,104	25,907,180
Mondelez International, Inc.	2,474,912	108,698,135
Omega Protein Corp.	32,056	815,825
Pilgrim's Pride Corp. (b)	94,260	1,921,019
Pinnacle Foods, Inc.	187,264	10,698,392
Post Holdings, Inc. (a)	105,120	8,606,174
Sanderson Farms, Inc. (b)	34,070	3,238,013
Seaboard Corp.	422	1,532,894
Seneca Foods Corp. Class A (a)	9,032	339,152
Snyders-Lance, Inc.	136,611	5,407,063
The Hain Celestial Group, Inc. (a)	166,934	5,906,125
The Hershey Co.	220,949	23,939,824
The J.M. Smucker Co.	182,507	25,866,717
The Kraft Heinz Co.	955,814	87,466,539
Tootsie Roll Industries, Inc. (b)	45,637	1,786,689
TreeHouse Foods, Inc. (a)(b)	91,984	7,825,999
Tyson Foods, Inc. Class A	467,386	29,239,668
WhiteWave Foods Co. (a)	274,103	15,097,593
		655,566,143
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	2,270,942
Church & Dwight Co., Inc.	417,766	20,821,457
Clorox Co.	206,985	28,317,618
Colgate-Palmolive Co.	1,421,650	103,752,017
Energizer Holdings, Inc.	94,615	5,190,579
HRG Group, Inc. (a)	243,938	4,483,580
Kimberly-Clark Corp.	575,485	76,280,537
Oil-Dri Corp. of America	2,105	74,264
Orchids Paper Products Co. (b)	12,438	354,607
Procter & Gamble Co.	4,287,412	390,454,611
Spectrum Brands Holdings, Inc. (b)	41,932	5,691,011
WD-40 Co. (b)	22,073	2,425,823
		640,117,046
Personal Products - 0.2%
Avon Products, Inc. (a)	698,517	3,073,475
Coty, Inc. Class A	765,961	14,384,748
Cyanotech Corp. (a)	2,300	9,545
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)(b)	95,191	7,028,903
elf Beauty, Inc. (b)	23,141	641,006
Estee Lauder Companies, Inc. Class A	349,950	28,993,358
Herbalife Ltd. (a)(b)	121,381	6,856,813
Inter Parfums, Inc.	25,837	893,960
LifeVantage Corp. (a)(b)	19,206	106,401
Mannatech, Inc.	599	11,261
MediFast, Inc.	40,989	1,837,947
Natural Health Trends Corp. (b)	11,452	318,251
Nature's Sunshine Products, Inc.	6,985	79,629
Nu Skin Enterprises, Inc. Class A	81,268	4,026,017
Nutraceutical International Corp.	24,247	817,124
Revlon, Inc. (a)	25,388	853,037
Synutra International, Inc. (a)(b)	26,200	150,650
The Female Health Co. (a)	11,731	11,848
USANA Health Sciences, Inc. (a)(b)	20,348	1,181,201
		71,284,728
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	98,310	94,378
Alliance One International, Inc. (a)	8,945	128,361
Altria Group, Inc.	3,103,679	232,527,631
Philip Morris International, Inc.	2,487,301	271,986,364
Reynolds American, Inc.	1,323,945	81,515,294
Universal Corp.	43,930	2,974,061
Vector Group Ltd. (b)	157,078	3,578,237
		592,804,326

TOTAL CONSUMER STAPLES		3,334,591,011

ENERGY - 6.2%
Energy Equipment & Services - 1.2%
Archrock, Inc.	117,660	1,606,059
Aspen Aerogels, Inc. (a)	9,858	40,812
Atwood Oceanics, Inc. (a)(b)	121,695	1,279,014
Baker Hughes, Inc.	675,690	40,730,593
Bristow Group, Inc.	47,191	741,371
Carbo Ceramics, Inc. (a)(b)	26,245	336,723
Core Laboratories NV (b)	67,691	7,745,204
Dawson Geophysical Co. (a)	19,081	147,305
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,678,291
Dril-Quip, Inc. (a)(b)	70,873	4,348,059
ENGlobal Corp. (a)	5,637	13,642
Ensco PLC Class A (b)	494,916	4,820,482
Era Group, Inc. (a)	30,759	423,859
Exterran Corp. (a)	59,232	1,803,022
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	2,408,735
Forum Energy Technologies, Inc. (a)(b)	122,886	2,666,626
Frank's International NV (b)	90,617	1,105,527
Geospace Technologies Corp. (a)(b)	25,924	428,005
Gulf Island Fabrication, Inc.	17,861	203,615
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	43,148
Halliburton Co.	1,371,865	73,339,903
Helix Energy Solutions Group, Inc. (a)	241,675	1,996,236
Helmerich & Payne, Inc. (b)	172,753	11,811,123
Hornbeck Offshore Services, Inc. (a)(b)	41,835	187,839
Independence Contract Drilling, Inc. (a)	45,769	272,326
ION Geophysical Corp. (a)(b)	10,360	55,426
Mammoth Energy Services, Inc.	11,194	240,671
Matrix Service Co. (a)	47,813	774,571
McDermott International, Inc. (a)	356,208	2,621,691
Mitcham Industries, Inc. (a)	23,287	112,709
Nabors Industries Ltd.	457,542	6,698,415
National Oilwell Varco, Inc. (b)	619,107	25,024,305
Natural Gas Services Group, Inc. (a)	21,602	562,732
Newpark Resources, Inc. (a)	122,453	942,888
Noble Corp. (b)	421,660	2,816,689
Oceaneering International, Inc.	170,909	4,840,143
Oil States International, Inc. (a)	74,010	2,723,568
Parker Drilling Co. (a)(b)	180,331	342,629
Patterson-UTI Energy, Inc.	259,957	7,180,012
PHI, Inc. (non-vtg.) (a)	18,377	266,283
Pioneer Energy Services Corp. (a)	120,721	633,785
Profire Energy, Inc. (a)	14,213	17,766
RigNet, Inc. (a)	15,376	271,386
Rowan Companies PLC (a)(b)	205,609	3,725,635
RPC, Inc. (b)	95,956	1,919,120
Schlumberger Ltd.	2,233,013	179,444,925
SEACOR Holdings, Inc. (a)(b)	30,397	2,092,833
Smart Sand, Inc.	41,295	709,035
Superior Energy Services, Inc. (b)	236,252	3,898,158
Synthesis Energy Systems, Inc. (a)(b)	138,081	117,341
TechnipFMC PLC (a)	753,666	24,358,485
Tesco Corp. (a)	127,576	1,065,260
TETRA Technologies, Inc. (a)	186,418	837,017
Tidewater, Inc. (a)(b)	65,412	88,960
Transocean Ltd. (United States) (a)(b)	611,108	8,445,513
U.S. Silica Holdings, Inc.	114,850	5,807,965
Unit Corp. (a)	78,525	2,131,169
Weatherford International PLC (a)(b)	1,561,649	8,838,933
Willbros Group, Inc. (a)	69,552	208,656
		459,992,193
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (a)	181,293	384,341
Adams Resources & Energy, Inc.	2,090	84,645
Aemetis, Inc. (a)(b)	10,055	11,563
Alon U.S.A. Energy, Inc.	48,399	588,532
Amyris, Inc. (a)	58,883	30,001
Anadarko Petroleum Corp.	896,963	57,988,658
Antero Resources Corp. (a)	238,361	5,715,897
Apache Corp.	609,029	32,028,835
Approach Resources, Inc. (a)(b)	60,041	159,109
Arch Coal, Inc. (a)(b)	38,738	2,783,713
Ardmore Shipping Corp. (b)	32,573	223,125
Barnwell Industries, Inc. (a)	2,847	6,776
Bill Barrett Corp. (a)(b)	120,934	666,346
Bonanza Creek Energy, Inc. (a)(b)	47,310	81,373
Cabot Oil & Gas Corp.	752,287	16,475,085
California Resources Corp. (a)(b)	64,079	1,145,092
Callon Petroleum Co. (a)	315,265	3,978,644
Camber Energy, Inc. (a)(b)	376	270
Carrizo Oil & Gas, Inc. (a)(b)	92,100	2,997,855
Centennial Resource Development, Inc. Class A (a)(b)	95,841	1,802,769
Cheniere Energy, Inc. (a)	377,804	18,153,482
Chesapeake Energy Corp. (a)(b)	1,212,527	6,608,272
Chevron Corp.	3,028,914	340,752,825
Cimarex Energy Co.	152,386	19,157,968
Clayton Williams Energy, Inc. (a)(b)	12,847	1,738,841
Clean Energy Fuels Corp. (a)(b)	142,581	349,323
Cloud Peak Energy, Inc. (a)(b)	86,697	432,618
Cobalt International Energy, Inc. (a)(b)	562,082	399,078
Comstock Resources, Inc. (a)(b)	24,083	225,658
Concho Resources, Inc. (a)	234,758	31,093,697
ConocoPhillips Co.	1,987,204	94,531,294
CONSOL Energy, Inc. (b)	279,949	4,358,806
Contango Oil & Gas Co. (a)	51,306	380,691
Continental Resources, Inc. (a)(b)	138,323	6,252,200
CVR Energy, Inc. (b)	23,933	548,544
Delek U.S. Holdings, Inc.	94,831	2,282,582
Denbury Resources, Inc. (a)(b)	635,481	1,722,154
Devon Energy Corp.	837,762	36,325,360
Diamondback Energy, Inc. (a)	143,444	14,467,762
Earthstone Energy, Inc. (a)(b)	10,660	137,514
Eclipse Resources Corp. (a)	169,538	366,202
Enbridge, Inc.	11,082	463,782
Energen Corp. (a)	155,700	8,174,250
EOG Resources, Inc.	924,260	89,643,977
EP Energy Corp. (a)(b)	55,228	260,676
EQT Corp.	274,571	16,444,057
Evolution Petroleum Corp.	53,534	468,423
EXCO Resources, Inc. (a)(b)	316,810	176,463
Extraction Oil & Gas, Inc.	65,143	1,153,031
Exxon Mobil Corp.	6,656,343	541,293,813
Gastar Exploration, Inc. (a)	285,601	522,650
Gener8 Maritime, Inc. (a)	186,799	911,579
Gevo, Inc. (a)(b)	7,805	7,883
Green Plains, Inc.	56,901	1,425,370
Gulfport Energy Corp. (a)	242,209	4,199,904
Halcon Resources Corp. (a)(b)	43,182	349,774
Hallador Energy Co.	19,418	162,723
Harvest Natural Resources, Inc. (a)(b)	21,137	140,138
Hess Corp.	424,560	21,839,366
HollyFrontier Corp.	276,639	8,099,990
Houston American Energy Corp. (a)	36,485	8,392
International Seaways, Inc. (a)	26,698	500,588
Isramco, Inc. (a)	123	14,945
Jones Energy, Inc. (a)(b)	84,184	269,389
Kinder Morgan, Inc.	3,102,943	66,123,715
Kosmos Energy Ltd. (a)(b)	286,209	1,757,323
Laredo Petroleum, Inc. (a)(b)	215,486	2,980,171
Lonestar Resources U.S., Inc. (a)	18,853	107,462
Marathon Oil Corp.	1,346,406	21,542,496
Marathon Petroleum Corp.	847,177	42,019,979
Matador Resources Co. (a)(b)	153,132	3,685,887
Murphy Oil Corp. (b)	253,055	7,158,926
Newfield Exploration Co. (a)	312,482	11,393,094
Noble Energy, Inc.	692,407	25,210,539
Northern Oil & Gas, Inc. (a)(b)	93,777	281,331
Oasis Petroleum, Inc. (a)	373,501	5,288,774
Occidental Petroleum Corp.	1,223,274	80,185,611
ONEOK, Inc. (b)	328,542	17,757,695
Overseas Shipholding Group, Inc.	80,103	400,515
Pacific Ethanol, Inc. (a)	51,285	402,587
Panhandle Royalty Co. Class A	32,305	636,409
Par Pacific Holdings, Inc. (a)(b)	53,028	774,209
Parsley Energy, Inc. Class A (a)	349,405	10,618,418
PBF Energy, Inc. Class A (b)	170,889	4,185,072
PDC Energy, Inc. (a)(b)	89,317	6,036,936
Petroquest Energy, Inc. (a)(b)	17,737	67,755
Phillips 66 Co.	708,130	55,368,685
Pioneer Natural Resources Co.	271,521	50,494,760
QEP Resources, Inc. (a)	388,809	5,350,012
Range Resources Corp.	300,719	8,305,859
Renewable Energy Group, Inc. (a)(b)	48,243	429,363
Resolute Energy Corp. (a)(b)	30,507	1,420,101
Rex American Resources Corp. (a)	9,008	749,646
Rex Energy Corp. (a)(b)	63,386	38,856
Rice Energy, Inc. (a)	262,106	4,888,277
Ring Energy, Inc. (a)	84,537	1,044,877
RSP Permian, Inc. (a)	170,757	6,743,194
Sanchez Energy Corp. (a)(b)	110,256	1,267,944
SandRidge Energy, Inc. (a)	37,708	707,025
SemGroup Corp. Class A (b)	87,119	3,062,233
SM Energy Co.	152,521	3,759,643
Southwestern Energy Co. (a)	779,274	5,852,348
Synergy Resources Corp. (a)(b)	317,379	2,592,986
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	306,749	17,331,319
Teekay Corp. (b)	68,637	674,015
Tellurian, Inc. (a)(b)	12,706	226,929
Tengasco, Inc. (a)(b)	1,261	731
Tesoro Corp.	188,895	16,091,965
The Williams Companies, Inc.	1,309,119	37,100,432
TransAtlantic Petroleum Ltd. (a)	18,382	20,404
Triangle Petroleum Corp. (a)(b)	83,126	22,028
U.S. Energy Corp. (a)	2,263	1,878
Uranium Energy Corp. (a)(b)	246,510	367,300
Uranium Resources, Inc. (a)	2,190	4,380
VAALCO Energy, Inc. (a)	68,248	76,438
Valero Energy Corp.	724,744	49,246,355
Vertex Energy, Inc. (a)	17,824	24,241
W&T Offshore, Inc. (a)(b)	37,319	93,671
Western Refining, Inc.	132,827	4,850,842
Westmoreland Coal Co. (a)	31,012	447,813
Whiting Petroleum Corp. (a)	451,901	4,903,126
World Fuel Services Corp.	116,948	4,230,009
WPX Energy, Inc. (a)	612,395	7,899,896
Zion Oil & Gas, Inc. (a)	27,782	36,117
		2,008,309,265

TOTAL ENERGY		2,468,301,458

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,551,846
Access National Corp. (b)	1,270	35,065
ACNB Corp.	3,789	109,881
Allegiance Bancshares, Inc. (a)(b)	20,938	772,612
American National Bankshares, Inc.	2,748	100,439
Ameris Bancorp	53,161	2,567,676
Ames National Corp.	2,652	85,394
Arrow Financial Corp.	16,949	591,520
Associated Banc-Corp.	269,062	6,928,347
Atlantic Capital Bancshares, Inc. (a)	21,164	380,952
Banc of California, Inc. (b)	80,001	1,556,019
BancFirst Corp.	17,711	1,688,744
Bancorp, Inc., Delaware (a)	84,963	440,108
BancorpSouth, Inc.	133,469	4,137,539
Bank of America Corp.	16,207,885	400,010,602
Bank of Hawaii Corp.	74,301	6,275,462
Bank of Marin Bancorp	5,058	346,473
Bank of the Ozarks, Inc. (b)	148,023	8,101,299
BankUnited, Inc.	158,862	6,295,701
Banner Corp.	51,093	2,969,525
Bar Harbor Bankshares	6,297	268,315
BB&T Corp.	1,295,845	62,485,646
BCB Bancorp, Inc.	2,814	41,366
Berkshire Hills Bancorp, Inc.	55,545	1,963,516
Blue Hills Bancorp, Inc.	49,471	907,793
BNC Bancorp	84,382	3,033,533
BOK Financial Corp.	49,801	4,106,590
Boston Private Financial Holdings, Inc.	128,855	2,216,306
Bridge Bancorp, Inc.	53,457	1,905,742
Brookline Bancorp, Inc., Delaware	111,120	1,761,252
Bryn Mawr Bank Corp.	27,092	1,112,127
C & F Financial Corp.	1,992	94,620
Camden National Corp.	22,138	939,979
Capital Bank Financial Corp. Series A	43,923	1,792,058
Capital City Bank Group, Inc.	7,146	145,993
Cardinal Financial Corp.	51,939	1,622,574
Carolina Financial Corp. (b)	15,721	471,944
Cascade Bancorp (a)	37,243	307,255
Cathay General Bancorp	122,996	4,831,283
Centerstate Banks of Florida, Inc.	74,327	1,836,620
Central Pacific Financial Corp.	46,756	1,476,554
Central Valley Community Bancorp	3,159	64,886
Century Bancorp, Inc. Class A (non-vtg.)	686	43,424
Chemical Financial Corp.	114,631	6,106,393
CIT Group, Inc.	324,789	13,933,448
Citigroup, Inc.	4,565,189	273,043,954
Citizens & Northern Corp.	8,777	205,996
Citizens Financial Group, Inc.	812,976	30,380,913
City Holding Co.	22,173	1,452,332
CNB Financial Corp., Pennsylvania	18,512	444,843
CoBiz, Inc.	48,540	827,607
Columbia Banking Systems, Inc.	85,736	3,420,009
Comerica, Inc.	274,217	19,546,188
Commerce Bancshares, Inc.	144,354	8,519,773
Community Bank System, Inc.	88,502	5,257,904
Community Trust Bancorp, Inc.	30,823	1,414,776
ConnectOne Bancorp, Inc.	44,434	1,115,293
CU Bancorp (a)	27,578	1,083,815
Cullen/Frost Bankers, Inc.	95,722	8,851,413
Customers Bancorp, Inc. (a)	47,427	1,628,169
CVB Financial Corp.	147,873	3,511,984
Eagle Bancorp, Inc. (a)	47,619	2,964,283
East West Bancorp, Inc.	226,282	12,246,382
Eastern Virginia Bankshares, Inc.	969	10,300
Enterprise Bancorp, Inc.	15,551	515,360
Enterprise Financial Services Corp.	30,725	1,350,364
Farmers Capital Bank Corp.	12,316	478,477
Farmers National Banc Corp.	66,489	917,548
FCB Financial Holdings, Inc. Class A (a)	62,415	3,033,369
Fidelity Southern Corp.	33,831	797,397
Fifth Third Bancorp	1,219,702	33,468,623
Financial Institutions, Inc.	20,978	717,448
First Bancorp, North Carolina	30,448	914,962
First Bancorp, Puerto Rico (a)	301,460	1,923,315
First Busey Corp.	54,682	1,690,767
First Business Finance Services, Inc.	3,936	99,266
First Citizen Bancshares, Inc.	15,636	5,570,950
First Commonwealth Financial Corp.	139,377	1,941,522
First Community Bancshares, Inc.	12,848	347,153
First Connecticut Bancorp, Inc.	11,897	287,313
First Financial Bancorp, Ohio	103,444	2,870,571
First Financial Bankshares, Inc. (b)	106,325	4,678,300
First Financial Corp., Indiana	17,277	802,517
First Financial Northwest, Inc.	2,197	44,709
First Foundation, Inc. (a)	39,781	652,408
First Hawaiian, Inc.	77,725	2,462,328
First Horizon National Corp.	346,669	6,912,580
First Internet Bancorp	6,364	195,693
First Interstate Bancsystem, Inc.	38,967	1,708,703
First Merchants Corp.	71,357	2,862,843
First Mid-Illinois Bancshares, Inc.	15,730	520,348
First Midwest Bancorp, Inc., Delaware	122,035	2,981,315
First NBC Bank Holding Co. (a)(b)	23,508	104,611
First Northwest Bancorp (a)	5,375	82,990
First of Long Island Corp.	32,168	884,620
First Republic Bank	249,797	23,438,453
First United Corp. (a)	3,018	44,214
First United Corp. rights 3/17/17 (a)	3,018	1,026
Flushing Financial Corp.	47,044	1,314,409
FNB Corp., Pennsylvania	352,576	5,489,608
Franklin Financial Network, Inc. (a)	20,997	827,282
Fulton Financial Corp.	269,904	5,161,914
German American Bancorp, Inc.	18,768	890,542
Glacier Bancorp, Inc.	124,637	4,601,598
Great Southern Bancorp, Inc.	15,318	766,666
Great Western Bancorp, Inc.	87,025	3,719,449
Green Bancorp, Inc. (a)	40,300	687,115
Guaranty Bancorp	27,816	688,446
Hancock Holding Co.	130,273	6,181,454
Hanmi Financial Corp.	52,514	1,753,968
HarborOne Bancorp, Inc.	41,736	823,869
Heartland Financial U.S.A., Inc.	36,703	1,818,634
Heritage Commerce Corp.	59,915	850,793
Heritage Financial Corp., Washington	51,567	1,289,175
Heritage Oaks Bancorp	32,593	448,480
Hilltop Holdings, Inc.	136,474	3,873,132
Home Bancshares, Inc.	191,474	5,388,078
HomeTrust Bancshares, Inc. (a)	24,994	599,856
Hope Bancorp, Inc.	216,598	4,635,197
Horizon Bancorp Industries	29,396	762,532
Huntington Bancshares, Inc.	1,739,179	24,591,991
IBERIABANK Corp.	81,864	6,937,974
Independent Bank Corp.	26,504	567,186
Independent Bank Corp., Massachusetts	41,598	2,703,870
Independent Bank Group, Inc.	18,321	1,159,719
International Bancshares Corp.	94,450	3,593,823
Investors Bancorp, Inc.	516,646	7,558,531
JPMorgan Chase & Co.	5,737,001	519,887,031
KeyCorp	1,753,127	32,906,194
Lakeland Bancorp, Inc.	60,320	1,188,304
Lakeland Financial Corp.	43,110	1,956,763
LegacyTexas Financial Group, Inc.	64,665	2,754,082
Live Oak Bancshares, Inc. (b)	47,360	1,086,912
M&T Bank Corp.	252,688	42,191,315
Macatawa Bank Corp.	22,839	231,131
MainSource Financial Group, Inc.	34,621	1,185,769
MB Financial, Inc.	124,722	5,614,984
MBT Financial Corp.	19,637	208,152
Mercantile Bank Corp.	17,364	580,652
Merchants Bancshares, Inc.	10,090	519,131
Middleburg Financial Corp.	4,711	168,230
Midland States Bancorp, Inc.	6,212	218,414
Midsouth Bancorp, Inc.	7,208	105,958
MidWestOne Financial Group, Inc.	9,068	330,710
MutualFirst Financial, Inc.	20,181	638,729
National Bank Holdings Corp.	40,043	1,321,019
National Bankshares, Inc. (b)	5,803	219,934
National Commerce Corp. (a)	16,217	607,327
NBT Bancorp, Inc.	92,219	3,723,803
Nicolet Bankshares, Inc. (a)	7,917	385,875
Northrim Bancorp, Inc.	6,518	190,000
OFG Bancorp (b)	71,939	928,013
Old Line Bancshares, Inc.	8,031	225,270
Old National Bancorp, Indiana	272,863	5,007,036
Old Second Bancorp, Inc.	18,605	203,725
Opus Bank	31,202	673,963
Orrstown Financial Services, Inc.	5,669	123,868
Pacific Continental Corp.	35,872	902,181
Pacific Mercantile Bancorp (a)	10,321	75,859
Pacific Premier Bancorp, Inc. (a)	40,332	1,613,280
PacWest Bancorp	207,277	11,420,963
Park National Corp.	21,902	2,353,370
Park Sterling Corp.	75,635	897,031
Peapack-Gladstone Financial Corp.	20,893	654,787
Penns Woods Bancorp, Inc.	3,854	183,258
People's Utah Bancorp	31,031	825,425
Peoples Bancorp, Inc.	27,844	905,487
Peoples Financial Corp., Mississippi (a)	2,667	40,805
Peoples Financial Services Corp.	12,111	503,575
Peoples United Financial, Inc. (b)	535,736	10,286,131
Pinnacle Financial Partners, Inc.	83,847	5,818,982
PNC Financial Services Group, Inc.	780,464	99,298,435
Popular, Inc.	171,035	7,535,802
Preferred Bank, Los Angeles	21,681	1,217,171
Premier Financial Bancorp, Inc.	4,507	82,839
PrivateBancorp, Inc.	128,395	7,267,157
Prosperity Bancshares, Inc.	109,880	8,190,455
QCR Holdings, Inc.	31,102	1,349,827
Regions Financial Corp.	1,990,677	30,397,638
Renasant Corp.	71,564	2,936,987
Republic Bancorp, Inc., Kentucky Class A	18,205	629,529
Republic First Bancorp, Inc. (a)(b)	116,122	928,976
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	21,978
S&T Bancorp, Inc.	72,150	2,567,819
Sandy Spring Bancorp, Inc.	42,176	1,816,099
Seacoast Banking Corp., Florida (a)	55,503	1,289,335
ServisFirst Bancshares, Inc. (b)	88,788	3,690,917
Shore Bancshares, Inc.	6,745	117,161
Sierra Bancorp	8,792	251,803
Signature Bank (a)	92,531	14,574,558
Simmons First National Corp. Class A	56,478	3,247,485
South State Corp.	41,590	3,722,305
Southern First Bancshares, Inc. (a)	3,669	122,912
Southern National Bancorp of Virginia, Inc.	3,574	60,758
Southside Bancshares, Inc.	40,565	1,429,105
Southwest Bancorp, Inc., Oklahoma	34,097	908,685
State Bank Financial Corp.	55,381	1,502,487
Sterling Bancorp	235,339	5,824,640
Stock Yards Bancorp, Inc.	30,796	1,361,183
Stonegate Bank	22,048	1,022,366
Suffolk Bancorp (b)	17,277	734,964
Summit Financial Group, Inc. (b)	7,690	184,252
Sun Bancorp, Inc.	15,520	401,192
SunTrust Banks, Inc.	784,599	46,675,795
SVB Financial Group (a)	85,200	16,263,828
Synovus Financial Corp.	198,807	8,393,632
TCF Financial Corp.	303,183	5,275,384
Texas Capital Bancshares, Inc. (a)	74,662	6,656,117
The First Bancorp, Inc.	2,896	78,511
Tompkins Financial Corp.	22,580	2,025,878
TowneBank	102,762	3,344,903
Trico Bancshares	37,499	1,362,339
TriState Capital Holdings, Inc. (a)	31,167	733,983
Triumph Bancorp, Inc. (a)	20,156	542,196
Trustmark Corp.	109,424	3,615,369
U.S. Bancorp	2,564,488	141,046,840
UMB Financial Corp.	69,076	5,444,570
Umpqua Holdings Corp.	368,620	6,933,742
Union Bankshares Corp.	76,873	2,787,415
Union Bankshares, Inc. (b)	1,824	75,514
United Bankshares, Inc., West Virginia (b)	126,684	5,669,109
United Community Bank, Inc.	111,127	3,210,459
Unity Bancorp, Inc.	5,913	99,930
Univest Corp. of Pennsylvania	38,712	1,078,129
Valley National Bancorp	416,825	5,156,125
Veritex Holdings, Inc. (a)	16,602	475,647
Washington Trust Bancorp, Inc.	22,987	1,245,895
WashingtonFirst Bankshares, Inc.	8,428	231,517
Webster Financial Corp.	144,402	7,932,002
Wells Fargo & Co.	7,259,799	420,197,166
WesBanco, Inc.	73,993	2,986,357
West Bancorp., Inc.	59,222	1,311,767
Westamerica Bancorp. (b)	45,279	2,619,390
Westbury Bancorp, Inc. (a)	4,860	101,866
Western Alliance Bancorp. (a)	148,029	7,644,218
Wintrust Financial Corp.	85,979	6,336,652
Xenith Bankshares, Inc. (a)(b)	13,287	353,833
Yadkin Financial Corp.	84,601	2,839,210
Zions Bancorporation	308,583	13,855,377
		2,740,478,622
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	86,762	14,569,943
Ameriprise Financial, Inc.	252,712	33,231,628
Arlington Asset Investment Corp. (b)	25,721	379,128
Artisan Partners Asset Management, Inc.	74,438	2,117,761
Ashford, Inc. (a)	1,254	70,287
Associated Capital Group, Inc.	6,083	226,896
Bank of New York Mellon Corp.	1,697,601	80,024,911
BGC Partners, Inc. Class A	329,503	3,716,794
BlackRock, Inc. Class A	194,377	75,313,312
CBOE Holdings, Inc.	128,219	10,007,493
Charles Schwab Corp.	1,927,034	77,871,444
CME Group, Inc.	544,510	66,136,185
Cohen & Steers, Inc.	39,455	1,483,903
Cowen Group, Inc. Class A (a)(b)	42,436	606,835
Diamond Hill Investment Group, Inc.	4,388	879,882
E*TRADE Financial Corp. (a)	446,303	15,401,917
Eaton Vance Corp. (non-vtg.)	189,531	8,837,831
Evercore Partners, Inc. Class A	60,285	4,795,672
FactSet Research Systems, Inc.	63,521	11,300,386
FBR & Co.	6,019	109,245
Federated Investors, Inc. Class B (non-vtg.)	166,109	4,513,182
Financial Engines, Inc. (b)	81,760	3,621,968
Franklin Resources, Inc.	551,204	23,723,820
Gain Capital Holdings, Inc.	33,946	266,137
GAMCO Investors, Inc. Class A	6,083	181,213
Global Brokerage, Inc. Class A (a)(b)	5,137	14,127
Goldman Sachs Group, Inc.	592,737	147,034,340
Great Elm Capital Group, Inc.	8,360	27,588
Greenhill & Co., Inc.	46,751	1,381,492
Houlihan Lokey	31,923	1,005,255
Institutional Financial Markets, Inc.	6,881	8,601
Interactive Brokers Group, Inc.	119,445	4,384,826
IntercontinentalExchange, Inc.	955,371	54,580,345
INTL FCStone, Inc. (a)	23,975	905,056
Invesco Ltd.	646,137	20,799,150
Investment Technology Group, Inc.	55,680	1,114,714
Janus Capital Group, Inc.	234,715	2,971,492
KCG Holdings, Inc. Class A (a)	107,133	1,483,792
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	326,282
Lazard Ltd. Class A	207,047	8,915,444
Legg Mason, Inc.	154,159	5,814,877
LPL Financial	130,560	5,162,342
Manning & Napier, Inc. Class A	21,800	136,250
MarketAxess Holdings, Inc.	60,934	11,896,145
Moelis & Co. Class A	40,629	1,495,147
Moody's Corp.	266,625	29,694,026
Morgan Stanley	2,302,520	105,156,088
Morningstar, Inc.	31,944	2,562,867
MSCI, Inc.	152,851	14,458,176
Northern Trust Corp.	341,857	29,861,209
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	224,880
Piper Jaffray Companies	20,940	1,481,505
PJT Partners, Inc.	43,421	1,607,011
Pzena Investment Management, Inc.	4,972	49,919
Raymond James Financial, Inc.	201,698	15,845,395
S&P Global, Inc.	415,977	53,856,542
Safeguard Scientifics, Inc. (a)(b)	26,745	338,324
SEI Investments Co.	229,425	11,551,549
Silvercrest Asset Management Group Class A	6,008	80,207
State Street Corp.	583,623	46,520,589
Stifel Financial Corp. (a)	108,208	5,838,904
T. Rowe Price Group, Inc.	389,230	27,717,068
TD Ameritrade Holding Corp.	389,290	15,221,239
The NASDAQ OMX Group, Inc.	185,532	13,193,181
TheStreet.com, Inc. (a)	3,696	2,864
U.S. Global Investments, Inc. Class A	7,637	14,052
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	77,143	1,338,431
Virtus Investment Partners, Inc. (b)	8,765	961,082
Waddell & Reed Financial, Inc. Class A	123,074	2,367,944
Westwood Holdings Group, Inc.	10,927	621,309
WisdomTree Investments, Inc. (b)	170,101	1,549,620
		1,090,959,019
Consumer Finance - 0.8%
Ally Financial, Inc.	759,577	17,082,887
American Express Co.	1,229,777	98,455,947
Asta Funding, Inc. (a)(b)	4,468	41,552
Atlanticus Holdings Corp. (a)	35,598	96,115
Capital One Financial Corp.	783,296	73,520,163
Consumer Portfolio Services, Inc. (a)	11,930	61,678
Credit Acceptance Corp. (a)(b)	19,841	3,977,327
Discover Financial Services	624,763	44,445,640
Encore Capital Group, Inc. (a)(b)	36,545	1,216,949
Enova International, Inc. (a)	32,960	472,976
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	762,133
First Cash Financial Services, Inc.	90,535	4,015,227
Green Dot Corp. Class A (a)	74,413	2,181,045
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	2,904,234
Navient Corp.	480,094	7,398,249
Nelnet, Inc. Class A	31,753	1,422,217
Nicholas Financial, Inc. (a)	5,705	63,326
OneMain Holdings, Inc. (a)	91,372	2,560,243
PRA Group, Inc. (a)	79,585	3,247,068
Regional Management Corp. (a)	12,187	255,805
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,955,010
SLM Corp.	671,589	8,052,352
Synchrony Financial	1,253,880	45,440,611
World Acceptance Corp. (a)(b)	10,919	572,592
		321,201,346
Diversified Financial Services - 1.4%
Acushnet Holdings Corp. (b)	49,208	861,632
At Home Group, Inc.	11,583	174,092
Bats Global Markets, Inc.	48,975	1,720,492
Berkshire Hathaway, Inc. Class B (a)	3,041,273	521,335,018
Bioverativ, Inc. (a)	171,891	8,952,083
Camping World Holdings, Inc.	32,678	1,149,285
Cotiviti Holdings, Inc. (b)	25,200	944,496
Donnelley Financial Solutions, Inc. (a)	44,422	1,026,592
FB Financial Corp. (b)	13,353	423,958
Leucadia National Corp.	564,714	15,032,687
Marlin Business Services Corp.	13,319	316,992
NewStar Financial, Inc.	27,065	269,567
On Deck Capital, Inc. (a)	61,562	328,741
PICO Holdings, Inc. (a)	29,880	409,356
Quantenna Communications, Inc. (b)	16,406	343,542
Ra Pharmaceuticals, Inc.	6,114	128,027
Senseonics Holdings, Inc.	5,000	11,750
Tiptree, Inc.	33,155	210,534
Valvoline, Inc. (b)	48,560	1,088,715
Varex Imaging Corp. (a)(b)	60,332	2,100,760
Voya Financial, Inc.	304,070	12,536,806
		569,365,125
Insurance - 3.0%
AFLAC, Inc.	650,992	47,099,271
Alleghany Corp. (a)	25,576	16,516,981
Allied World Assurance Co. Holdings AG	138,628	7,322,331
Allstate Corp.	583,373	47,929,926
AMBAC Financial Group, Inc. (a)	65,156	1,439,948
American Equity Investment Life Holding Co.	135,906	3,657,230
American Financial Group, Inc.	124,528	11,713,104
American International Group, Inc.	1,564,818	100,023,167
American National Insurance Co.	20,619	2,476,342
Amerisafe, Inc.	28,834	1,854,026
AmTrust Financial Services, Inc.	173,580	3,992,340
Aon PLC	421,138	48,704,610
Arch Capital Group Ltd. (a)	197,446	18,672,468
Argo Group International Holdings, Ltd.	46,444	3,109,426
Arthur J. Gallagher & Co.	279,035	15,891,043
Aspen Insurance Holdings Ltd.	93,846	5,260,068
Assurant, Inc.	94,584	9,363,816
Assured Guaranty Ltd.	208,257	8,561,445
Atlas Financial Holdings, Inc. (a)	9,356	126,306
Axis Capital Holdings Ltd.	139,939	9,697,773
Baldwin & Lyons, Inc. Class B	6,073	144,537
Brown & Brown, Inc.	187,833	8,095,602
Chubb Ltd.	744,162	102,820,864
Cincinnati Financial Corp.	247,243	18,038,849
Citizens, Inc. Class A (a)(b)	62,312	568,285
CNA Financial Corp.	65,156	2,793,889
CNO Financial Group, Inc.	273,436	5,717,547
Crawford & Co. Class B	31,537	341,230
Donegal Group, Inc. Class A	8,008	133,013
eHealth, Inc. (a)	26,343	288,719
EMC Insurance Group	8,724	242,527
Employers Holdings, Inc.	50,084	1,883,158
Endurance Specialty Holdings Ltd.	100,889	9,375,615
Enstar Group Ltd. (a)	18,704	3,623,900
Erie Indemnity Co. Class A	39,674	4,705,733
Everest Re Group Ltd.	65,794	15,470,801
FBL Financial Group, Inc. Class A	16,450	1,124,358
Federated National Holding Co.	19,431	388,814
Fidelity & Guaranty Life (b)	29,774	791,988
First Acceptance Corp. (a)	4,055	5,596
First American Financial Corp.	189,648	7,409,547
FNF Group	437,040	16,751,743
FNFV Group (a)(b)	119,032	1,481,948
Genworth Financial, Inc. Class A (a)	786,655	3,217,419
Global Indemnity Ltd. (a)	13,709	543,973
Greenlight Capital Re, Ltd. (a)	42,022	937,091
Hallmark Financial Services, Inc. (a)	10,337	113,914
Hanover Insurance Group, Inc.	70,993	6,390,790
Hartford Financial Services Group, Inc.	606,032	29,628,904
HCI Group, Inc.	13,167	649,133
Health Insurance Innovations, Inc. (a)	14,064	252,449
Heritage Insurance Holdings, Inc.	60,181	888,272
Horace Mann Educators Corp.	55,232	2,314,221
Independence Holding Co.	16,014	290,654
Infinity Property & Casualty Corp.	16,040	1,511,770
Investors Title Co.	1,086	149,553
James River Group Holdings Ltd.	33,994	1,462,422
Kemper Corp.	77,009	3,269,032
Kingstone Companies, Inc.	9,045	135,675
Kinsale Capital Group, Inc.	18,537	544,061
Lincoln National Corp.	365,020	25,609,803
Loews Corp.	453,525	21,306,605
Maiden Holdings Ltd.	125,108	1,932,919
Markel Corp. (a)	22,604	22,145,817
Marsh & McLennan Companies, Inc.	820,021	60,255,143
MBIA, Inc. (a)	228,577	2,358,915
Mercury General Corp.	57,625	3,378,554
MetLife, Inc.	1,759,395	92,262,674
National General Holdings Corp.	96,033	2,337,443
National Western Life Group, Inc.	3,602	1,144,896
Navigators Group, Inc.	34,462	1,897,133
Old Republic International Corp.	380,233	7,874,625
OneBeacon Insurance Group Ltd.	32,052	523,089
Patriot National, Inc. (b)	7,857	36,064
Primerica, Inc.	70,465	5,690,049
Principal Financial Group, Inc.	430,967	26,952,676
ProAssurance Corp.	88,346	5,221,249
Progressive Corp.	923,182	36,170,271
Prudential Financial, Inc.	688,849	76,145,368
Reinsurance Group of America, Inc.	97,205	12,642,482
RenaissanceRe Holdings Ltd.	65,324	9,644,435
RLI Corp.	67,585	3,950,343
Safety Insurance Group, Inc.	19,906	1,413,326
Selective Insurance Group, Inc.	86,856	3,847,721
State Auto Financial Corp.	21,317	571,935
State National Companies, Inc.	40,781	569,711
Stewart Information Services Corp.	34,622	1,537,563
The Travelers Companies, Inc.	452,297	55,288,785
Third Point Reinsurance Ltd. (a)	92,317	1,144,731
Torchmark Corp.	173,559	13,456,029
Trupanion, Inc. (a)(b)	19,929	309,896
United Fire Group, Inc.	32,386	1,367,337
United Insurance Holdings Corp.	21,251	359,567
Universal Insurance Holdings, Inc. (b)	52,834	1,423,876
Unum Group	364,891	17,817,628
Validus Holdings Ltd.	125,147	7,215,976
W.R. Berkley Corp.	159,271	11,311,426
White Mountains Insurance Group Ltd.	8,265	7,738,189
Willis Group Holdings PLC	205,000	26,328,150
WMI Holdings Corp. (a)	391,046	527,912
XL Group Ltd.	424,269	17,178,652
		1,206,798,180
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	28,740	513,296
Agnc Investment Corp.	515,120	10,111,806
Altisource Residential Corp. Class B	74,457	999,213
American Capital Mortgage Investment Corp.	77,847	1,288,368
Annaly Capital Management, Inc.	1,611,496	17,887,606
Anworth Mortgage Asset Corp.	251,516	1,368,247
Apollo Commercial Real Estate Finance, Inc. (b)	130,211	2,394,580
Arbor Realty Trust, Inc.	58,520	431,878
Ares Commercial Real Estate Corp.	39,618	535,635
Armour Residential REIT, Inc.	61,211	1,376,635
Blackstone Mortgage Trust, Inc.	145,044	4,516,670
Capstead Mortgage Corp.	129,311	1,368,110
Cherry Hill Mortgage Investment Corp.	2,726	50,567
Chimera Investment Corp.	288,782	5,556,166
CIM Commercial Trust Corp.	6,057	95,095
CYS Investments, Inc.	246,028	1,973,145
Dynex Capital, Inc.	68,104	467,193
Ellington Residential Mortgage REIT	7,146	104,260
Five Oaks Investment Corp. (b)	6,106	31,873
Great Ajax Corp.	14,698	193,132
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,110	1,427,057
Invesco Mortgage Capital, Inc.	162,908	2,533,219
Ladder Capital Corp. Class A	103,039	1,486,853
MFA Financial, Inc.	554,751	4,449,103
New Residential Investment Corp.	477,401	8,053,755
New York Mortgage Trust, Inc. (b)	176,500	1,117,245
Orchid Island Capital, Inc.	20,507	201,379
Owens Realty Mortgage, Inc.	54,252	906,008
PennyMac Mortgage Investment Trust	106,166	1,789,959
Redwood Trust, Inc.	130,122	2,130,097
Resource Capital Corp. (b)	40,594	340,990
Starwood Property Trust, Inc. (b)	398,812	9,116,842
Two Harbors Investment Corp.	531,577	4,943,666
Western Asset Mortgage Capital Corp.	72,828	757,411
ZAIS Financial Corp.	6,000	82,800
		90,599,859
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	527,825
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	151,919	2,808,982
Bank Mutual Corp.	56,001	543,210
BankFinancial Corp.	19,300	286,991
Bear State Financial, Inc.	13,571	129,196
Beneficial Bancorp, Inc.	178,014	2,901,628
BofI Holding, Inc. (a)(b)	89,235	2,814,472
BSB Bancorp, Inc. (a)	6,958	193,780
Capitol Federal Financial, Inc.	213,203	3,217,233
Charter Financial Corp.	1,496	29,247
Clifton Bancorp, Inc.	32,703	525,537
Dime Community Bancshares, Inc.	51,879	1,115,399
ESSA Bancorp, Inc.	4,298	67,908
Essent Group Ltd. (a)	118,630	4,129,510
EverBank Financial Corp.	200,159	3,891,091
Farmer Mac Class C (non-vtg.)	15,100	869,458
First Defiance Financial Corp.	11,019	541,584
Flagstar Bancorp, Inc. (a)	37,206	1,056,650
Hingham Institution for Savings	2,103	394,397
Home Bancorp, Inc.	3,114	112,104
HomeStreet, Inc. (a)	54,010	1,474,473
Impac Mortgage Holdings, Inc. (a)(b)	22,924	318,644
Kearny Financial Corp.	140,086	2,150,320
Lendingtree, Inc. (a)(b)	11,133	1,318,147
Meridian Bancorp, Inc. Maryland	112,706	2,147,049
Meta Financial Group, Inc.	14,625	1,251,900
MGIC Investment Corp. (a)	558,194	5,944,766
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	907,691
New York Community Bancorp, Inc. (b)	797,293	12,182,637
NMI Holdings, Inc. (a)	77,675	862,193
Northfield Bancorp, Inc.	77,835	1,460,185
Northwest Bancshares, Inc.	151,987	2,757,044
OceanFirst Financial Corp.	60,020	1,751,984
Ocwen Financial Corp. (a)	142,608	628,901
Oritani Financial Corp.	122,108	2,100,258
PennyMac Financial Services, Inc. (a)	35,269	629,552
PHH Corp. (a)	94,843	1,196,919
Poage Bankshares, Inc.	2,365	46,354
Provident Financial Holdings, Inc.	3,066	57,212
Provident Financial Services, Inc.	124,224	3,298,147
Radian Group, Inc.	333,247	6,201,727
Riverview Bancorp, Inc.	6,875	53,144
Security National Financial Corp. Class A	11,754	80,515
SI Financial Group, Inc.	3,746	55,066
Southern Missouri Bancorp, Inc.	1,632	57,153
Stonegate Mortgage Corp. (a)	14,418	113,181
Territorial Bancorp, Inc.	13,244	426,722
TFS Financial Corp.	159,329	2,707,000
Timberland Bancorp, Inc.	5,034	105,211
Trustco Bank Corp., New York	140,018	1,169,150
United Community Financial Corp.	43,226	372,176
United Financial Bancorp, Inc. New	73,256	1,308,352
Walker & Dunlop, Inc. (a)	44,294	1,800,551
Walter Investment Management Corp. (a)(b)	49,597	168,630
Washington Federal, Inc.	157,606	5,334,963
Waterstone Financial, Inc.	41,772	774,871
Westfield Financial, Inc.	33,310	334,766
WSFS Financial Corp.	41,525	1,893,540
		91,069,471

TOTAL FINANCIALS		6,110,999,447

HEALTH CARE - 13.3%
Biotechnology - 3.0%
AbbVie, Inc.	2,602,108	160,914,359
Abeona Therapeutics, Inc. (a)(b)	62,198	335,869
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	5,857,126
Acceleron Pharma, Inc. (a)(b)	65,396	1,747,381
Achillion Pharmaceuticals, Inc. (a)	199,588	800,348
Acorda Therapeutics, Inc. (a)	71,044	1,879,114
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	54,505
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	450,235
Aduro Biotech, Inc. (a)(b)	43,288	486,990
Advaxis, Inc. (a)(b)	48,573	426,957
Adverum Biotechnologies, Inc. (a)	12,370	32,781
Aevi Genomic Medicine, Inc. (a)	41,669	195,428
Agenus, Inc. (a)(b)	96,074	407,354
Agios Pharmaceuticals, Inc. (a)(b)	53,379	2,585,679
Aimmune Therapeutics, Inc. (a)(b)	39,537	801,415
Akebia Therapeutics, Inc. (a)	119,958	1,201,979
Albireo Pharma, Inc. (a)	3,603	93,750
Alder Biopharmaceuticals, Inc. (a)(b)	88,675	2,026,224
Alexion Pharmaceuticals, Inc. (a)	359,710	47,211,938
Alkermes PLC (a)	246,062	13,902,503
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	5,774,798
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,229,003
Amgen, Inc.	1,194,377	210,843,372
Amicus Therapeutics, Inc. (a)(b)	246,314	1,598,578
Anavex Life Sciences Corp. (a)(b)	42,618	244,627
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	39,541
Applied Genetic Technologies Corp. (a)	14,097	109,252
Aptevo Therapeutics, Inc. (a)	19,070	38,140
AquaBounty Technologies, Inc. (a)(b)	1,372	19,510
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	481,766
Ardelyx, Inc. (a)	32,056	435,962
Arena Pharmaceuticals, Inc. (a)	308,170	486,909
Argos Therapeutics, Inc. (a)(b)	19,777	22,744
ArQule, Inc. (a)	65,290	83,571
Array BioPharma, Inc. (a)(b)	275,405	3,167,158
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	504,972
Asterias Biotherapeutics, Inc. (b)	24,436	92,857
Atara Biotherapeutics, Inc. (a)(b)	38,054	587,934
Athersys, Inc. (a)	92,903	111,484
aTyr Pharma, Inc. (a)(b)	6,529	26,116
Audentes Therapeutics, Inc.	4,264	66,135
AVEO Pharmaceuticals, Inc. (a)	43,200	36,288
Aviragen Therapeutics, Inc. (a)	46,093	27,315
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	443,116
Biocept, Inc. (a)(b)	7,092	14,539
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	783,182
Biogen, Inc. (a)	348,070	100,453,002
BioMarin Pharmaceutical, Inc. (a)	276,684	25,988,928
Biospecifics Technologies Corp. (a)	7,257	383,678
BioTime, Inc. (a)(b)	66,499	216,122
bluebird bio, Inc. (a)(b)	63,644	5,578,397
Blueprint Medicines Corp. (a)(b)	45,450	1,598,931
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	66,973
Calithera Biosciences, Inc. (a)	11,343	102,087
Cancer Genetics, Inc. (a)(b)	9,725	21,881
Cara Therapeutics, Inc. (a)(b)	41,713	668,659
Cascadian Therapeutics, Inc. (a)	49,541	210,054
CASI Pharmaceuticals, Inc. (a)	289	410
Catalyst Biosciences, Inc. (a)(b)	180	1,219
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	105,675
Cel-Sci Corp. (a)(b)	81,306	7,838
Celgene Corp. (a)	1,246,444	153,948,298
Celldex Therapeutics, Inc. (a)(b)	215,095	761,436
Cellular Biomedicine Group, Inc. (a)(b)	8,068	103,270
Celsion Corp. (a)	10,682	2,374
Cerulean Pharma, Inc. (a)(b)	28,222	36,971
ChemoCentryx, Inc. (a)	36,062	238,730
Chiasma, Inc. (a)(b)	8,745	13,992
Chimerix, Inc. (a)	63,824	362,520
Cidara Therapeutics, Inc. (a)	2,782	20,030
Cleveland Biolabs, Inc. (a)	1,776	3,019
Clovis Oncology, Inc. (a)(b)	69,991	4,046,180
Coherus BioSciences, Inc. (a)(b)	50,337	1,187,953
Colucid Pharmaceuticals, Inc. (a)	11,613	540,295
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	92,973
Concert Pharmaceuticals, Inc. (a)	25,754	239,512
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	394,275
CorMedix, Inc. (a)(b)	48,587	101,061
Corvus Pharmaceuticals, Inc.	3,526	50,704
CTI BioPharma Corp. (a)(b)	19,153	80,634
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	336,274
Cyclacel Pharmaceuticals, Inc.	960	3,254
Cytokinetics, Inc. (a)(b)	61,797	655,048
CytomX Therapeutics, Inc. (a)	55,930	699,125
Cytori Therapeutics, Inc. (a)(b)	10,777	18,105
CytRx Corp. (a)(b)	55,459	23,881
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	64,368
Dimension Therapeutics, Inc. (a)	31,436	53,441
Dyax Corp. rights 12/31/19 (a)	200,675	505,701
Dynavax Technologies Corp. (a)(b)	52,974	238,383
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,142,221
Edge Therapeutics, Inc. (a)(b)	50,398	492,388
Editas Medicine, Inc. (b)	26,980	672,611
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	12,035
Eleven Biotherapeutics, Inc. (a)(b)	6,105	12,210
Emergent BioSolutions, Inc. (a)(b)	56,205	1,763,713
Enanta Pharmaceuticals, Inc. (a)	16,864	486,020
Epizyme, Inc. (a)(b)	64,306	913,145
Esperion Therapeutics, Inc. (a)(b)	26,856	702,822
Exact Sciences Corp. (a)(b)	176,281	3,793,567
Exelixis, Inc. (a)	364,226	7,841,786
Fate Therapeutics, Inc. (a)(b)	23,219	99,610
Fibrocell Science, Inc. (a)	38,880	27,216
FibroGen, Inc. (a)	78,653	1,966,325
Five Prime Therapeutics, Inc. (a)	46,353	2,126,212
Flexion Therapeutics, Inc. (a)	30,689	615,314
Fortress Biotech, Inc. (a)(b)	43,908	135,676
Foundation Medicine, Inc. (a)(b)	24,382	604,674
Galectin Therapeutics, Inc. (a)(b)	13,518	25,684
Galena Biopharma, Inc. (a)(b)	12,770	9,450
Genocea Biosciences, Inc. (a)(b)	32,032	149,589
Genomic Health, Inc. (a)	30,953	934,471
GenVec, Inc. (a)	814	5,438
Geron Corp. (a)(b)	196,151	421,725
Gilead Sciences, Inc.	2,116,771	149,190,020
Global Blood Therapeutics, Inc. (a)(b)	27,584	768,214
GlycoMimetics, Inc. (a)	10,456	63,886
GTx, Inc. (a)	1,962	9,241
Halozyme Therapeutics, Inc. (a)(b)	191,394	2,453,671
Harvard Apparatus (a)	3,080	1,147
Heat Biologics, Inc. (a)(b)	3,136	2,641
Hemispherx Biopharma, Inc. (a)	10,898	5,177
Heron Therapeutics, Inc. (a)(b)	88,956	1,272,071
iBio, Inc. (a)(b)	40,361	16,152
Idera Pharmaceuticals, Inc. (a)(b)	159,215	297,732
Ignyta, Inc. (a)	41,954	369,195
Immune Design Corp. (a)	12,017	61,287
Immune Pharmaceuticals, Inc. (a)(b)	142,804	23,705
ImmunoCellular Therapeutics Ltd. (a)	1,048	2,830
ImmunoGen, Inc. (a)(b)	137,379	467,089
Immunomedics, Inc. (a)(b)	126,367	631,835
Incyte Corp. (a)	281,830	37,511,573
Infinity Pharmaceuticals, Inc. (a)	64,535	179,407
Inotek Pharmaceuticals Corp. (a)(b)	20,127	32,203
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	681,622
Insmed, Inc. (a)(b)	93,412	1,488,053
Insys Therapeutics, Inc. (a)(b)	29,958	382,264
Intellia Therapeutics, Inc. (a)(b)	14,395	205,561
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,797,844
Intrexon Corp. (a)(b)	91,761	2,042,600
Invitae Corp. (a)	60,878	627,652
Ionis Pharmaceuticals, Inc. (a)(b)	196,685	9,789,012
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	198,200	3,347,598
IsoRay, Inc. (a)	57,047	31,148
Juno Therapeutics, Inc. (a)(b)	116,701	2,805,492
Kalvista Pharmaceuticals, Inc. (a)	508	3,683
Karyopharm Therapeutics, Inc. (a)	26,763	277,532
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	886,497
Kindred Biosciences, Inc. (a)	10,713	55,708
Kite Pharma, Inc. (a)(b)	67,691	4,790,492
La Jolla Pharmaceutical Co. (a)(b)	22,712	761,079
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,183,826
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,954,542
Lion Biotechnologies, Inc. (a)(b)	61,965	474,032
Loxo Oncology, Inc. (a)(b)	29,776	1,323,245
Macrogenics, Inc. (a)	52,348	1,106,637
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	101,790
MannKind Corp. (a)(b)	403,177	213,684
Mast Therapeutics, Inc. (a)(b)	146,638	16,277
MediciNova, Inc. (a)(b)	31,401	202,222
MEI Pharma, Inc. (a)	26,819	45,324
Merrimack Pharmaceuticals, Inc. (a)	222,876	684,229
MiMedx Group, Inc. (a)(b)	155,727	1,334,580
Minerva Neurosciences, Inc. (a)	26,210	229,338
Mirati Therapeutics, Inc. (a)	22,963	127,445
Momenta Pharmaceuticals, Inc. (a)	95,206	1,470,933
Myriad Genetics, Inc. (a)(b)	115,012	2,234,683
NanoViricides, Inc. (a)(b)	32,620	38,818
NantKwest, Inc. (a)(b)	76,001	359,485
Natera, Inc. (a)(b)	66,582	636,524
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	69,625
Neothetics, Inc. (a)(b)	10,095	14,941
Neuralstem, Inc. (a)(b)	8,195	37,943
Neurocrine Biosciences, Inc. (a)	141,846	6,263,919
NewLink Genetics Corp. (a)	24,740	388,665
Nivalis Therapeutics, Inc. (a)	48,336	131,957
Novavax, Inc. (a)(b)	436,535	659,168
Ohr Pharmaceutical, Inc. (a)	32,314	28,860
OncoCyte Corp. (a)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,758
OncoMed Pharmaceuticals, Inc. (a)(b)	27,577	280,182
Onconova Therapeutics, Inc. (a)	624	1,716
Opexa Therapeutics, Inc. (a)(b)	715	679
Ophthotech Corp. (a)	50,366	180,310
Opko Health, Inc. (a)(b)	576,942	4,840,543
Oragenics, Inc. (a)	9,973	6,183
Organovo Holdings, Inc. (a)(b)	125,927	392,892
Osiris Therapeutics, Inc. (a)(b)	18,170	104,478
Otonomy, Inc. (a)	38,289	568,592
OvaScience, Inc. (a)(b)	60,110	88,963
Palatin Technologies, Inc. (a)(b)	204,858	74,978
PDL BioPharma, Inc. (b)	309,517	662,366
Peregrine Pharmaceuticals, Inc. (a)	243,489	147,311
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc.	51,372	46,235
Portola Pharmaceuticals, Inc. (a)	95,806	3,322,552
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	1,333,109
Protagonist Therapeutics, Inc.	52,263	724,365
Proteon Therapeutics, Inc. (a)(b)	5,515	10,203
Proteostasis Therapeutics, Inc. (b)	15,177	220,825
Prothena Corp. PLC (a)(b)	60,302	3,536,712
PTC Therapeutics, Inc. (a)	53,763	732,790
Puma Biotechnology, Inc. (a)(b)	42,453	1,558,025
Radius Health, Inc. (a)(b)	63,620	2,680,947
Recro Pharma, Inc. (a)	20,797	162,217
Regeneron Pharmaceuticals, Inc. (a)	121,457	45,364,190
REGENXBIO, Inc. (a)(b)	45,270	832,968
Regulus Therapeutics, Inc. (a)	29,427	30,898
Repligen Corp. (a)(b)	49,753	1,567,717
Retrophin, Inc. (a)(b)	55,340	1,177,082
Rexahn Pharmaceuticals, Inc. (a)(b)	252,511	62,875
Rigel Pharmaceuticals, Inc. (a)	139,487	341,743
Sage Therapeutics, Inc. (a)(b)	48,317	3,256,566
Sangamo Therapeutics, Inc. (a)(b)	153,345	697,720
Sarepta Therapeutics, Inc. (a)(b)	76,284	2,373,195
Seattle Genetics, Inc. (a)(b)	153,974	10,108,393
Selecta Biosciences, Inc.	4,963	64,916
Seres Therapeutics, Inc. (a)(b)	32,924	318,704
Sorrento Therapeutics, Inc. (a)(b)	134,335	698,542
Spark Therapeutics, Inc. (a)(b)	34,227	2,182,998
Spectrum Pharmaceuticals, Inc. (a)(b)	93,049	595,514
Stemline Therapeutics, Inc. (a)	29,702	207,914
Sunesis Pharmaceuticals, Inc. (a)	5,440	22,902
Syndax Pharmaceuticals, Inc.	33,111	376,803
Synergy Pharmaceuticals, Inc. (a)(b)	340,704	1,972,676
Synthetic Biologics, Inc. (a)(b)	84,770	66,968
T2 Biosystems, Inc. (a)(b)	14,700	83,055
Tenax Therapeutics, Inc. (a)(b)	1,373	999
TESARO, Inc. (a)(b)	55,056	10,370,899
TG Therapeutics, Inc. (a)(b)	56,494	322,016
Threshold Pharmaceuticals, Inc. (a)(b)	121,292	73,649
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	4,481
TONIX Pharmaceuticals Holding (a)(b)	17,169	8,585
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	16,033
Trevena, Inc. (a)	130,021	527,885
Trovagene, Inc. (a)(b)	33,847	66,002
Ultragenyx Pharmaceutical, Inc. (a)(b)	59,235	5,039,714
United Therapeutics Corp. (a)(b)	68,449	10,111,286
Vanda Pharmaceuticals, Inc. (a)	64,409	917,828
Veracyte, Inc. (a)	15,721	121,838
Verastem, Inc. (a)	47,048	53,635
Vericel Corp. (a)(b)	28,746	86,238
Versartis, Inc. (a)(b)	37,706	823,876
Vertex Pharmaceuticals, Inc. (a)	401,350	36,370,337
Vical, Inc. (a)	6,566	13,986
Vital Therapies, Inc. (a)	26,714	124,220
Voyager Therapeutics, Inc. (a)(b)	6,634	85,910
Windtree Therapeutics, Inc. (a)	9,487	11,005
Xbiotech, Inc. (a)(b)	36,998	499,103
Xencor, Inc. (a)	60,989	1,515,577
XOMA Corp. (a)(b)	4,980	23,406
Zafgen, Inc. (a)	24,672	97,948
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,415,663
		1,204,486,297
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	36,438	1,816,434
Abbott Laboratories	2,759,080	124,379,326
Abiomed, Inc. (a)	63,084	7,442,019
Accuray, Inc. (a)(b)	142,393	733,324
Alere, Inc. (a)	143,234	5,485,862
Align Technology, Inc. (a)	122,792	12,618,106
Alliqua Biomedical, Inc. (a)(b)	4,397	2,133
Alphatec Holdings, Inc. (a)	3,066	10,332
Amedica Corp. (a)	69,010	26,776
Analogic Corp.	19,536	1,608,790
Angiodynamics, Inc. (a)	44,493	727,461
Anika Therapeutics, Inc. (a)(b)	21,825	1,021,192
Antares Pharma, Inc. (a)	242,616	596,835
Apollo Endosurgery, Inc. (a)	102	1,026
Atossa Genetics, Inc. (a)	52	75
Atricure, Inc. (a)(b)	47,294	863,116
Atrion Corp.	2,291	1,118,123
Avinger, Inc. (a)(b)	31,221	79,614
AxoGen, Inc. (a)	41,462	433,278
Baxter International, Inc.	782,500	39,844,900
Becton, Dickinson & Co.	340,182	62,270,315
BioLase Technology, Inc. (a)	31,172	45,511
Boston Scientific Corp. (a)	2,183,718	53,610,277
Bovie Medical Corp. (a)	10,849	34,608
C.R. Bard, Inc.	116,645	28,606,020
Cantel Medical Corp.	57,107	4,689,056
Cardiovascular Systems, Inc. (a)	58,185	1,652,454
Cerus Corp. (a)(b)	159,551	668,519
Cesca Therapeutics, Inc. (a)(b)	793	2,355
Cogentix Medical, Inc. (a)	1,160	2,436
ConforMis, Inc. (a)(b)	87,736	441,312
CONMED Corp.	37,823	1,574,193
Cryolife, Inc. (a)	38,723	619,568
Cutera, Inc. (a)	15,449	315,160
Cynosure, Inc. Class A (a)(b)	45,909	3,029,994
CytoSorbents Corp. (a)(b)	24,969	141,075
Danaher Corp.	976,052	83,501,249
Delcath Systems, Inc. (a)	468	64
Dentsply Sirona, Inc.	373,207	23,706,109
DexCom, Inc. (a)(b)	134,354	10,501,109
Dextera Surgical, Inc. (a)	2,377	2,757
Edwards Lifesciences Corp. (a)	343,010	32,256,660
Ekso Bionics Holdings, Inc. (a)(b)	18,398	58,322
Endologix, Inc. (a)(b)	127,100	840,131
Entellus Medical, Inc. (a)	19,089	265,719
EnteroMedics, Inc. (a)(b)	13,109	83,373
Exactech, Inc. (a)	12,870	312,741
Fonar Corp. (a)	7,275	134,588
Genmark Diagnostics, Inc. (a)	70,181	794,449
Glaukos Corp. (a)(b)	17,206	782,873
Globus Medical, Inc. (a)(b)	121,778	3,386,646
Haemonetics Corp. (a)	76,590	2,859,105
Halyard Health, Inc. (a)(b)	83,663	3,267,877
Hill-Rom Holdings, Inc.	96,355	6,402,790
Hologic, Inc. (a)	446,878	18,134,309
ICU Medical, Inc. (a)	25,020	3,763,008
IDEXX Laboratories, Inc. (a)	143,042	20,732,507
Inogen, Inc. (a)	23,819	1,634,460
Insulet Corp. (a)(b)	96,745	4,214,212
Integer Holdings Corp. (a)	40,499	1,464,039
Integra LifeSciences Holdings Corp. (a)	95,938	4,100,390
Intuitive Surgical, Inc. (a)(b)	61,992	45,688,104
Invacare Corp.	43,063	521,062
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	194,246
Invuity, Inc. (a)(b)	16,779	131,715
IRadimed Corp. (a)	3,077	25,693
iRhythm Technologies, Inc. (b)	20,421	786,617
Iridex Corp. (a)	4,871	77,157
K2M Group Holdings, Inc. (a)	62,592	1,254,970
Kewaunee Scientific Corp.	1,376	34,744
Lantheus Holdings, Inc. (a)	26,307	336,730
LeMaitre Vascular, Inc.	20,554	455,066
LivaNova PLC (a)	75,176	3,788,870
Masimo Corp. (a)	72,369	6,539,263
Medtronic PLC	2,204,727	178,384,462
Meridian Bioscience, Inc.	58,579	752,740
Merit Medical Systems, Inc. (a)	67,814	2,088,671
Microbot Medical, Inc. (a)(b)	385	2,614
Misonix, Inc. (a)	3,683	36,830
Natus Medical, Inc. (a)	50,095	1,854,767
Neogen Corp. (a)	62,381	4,046,032
Nevro Corp. (a)(b)	36,759	3,528,496
NuVasive, Inc. (a)(b)	83,449	6,238,647
Nuvectra Corp. (a)	13,499	100,163
NxStage Medical, Inc. (a)	98,730	2,819,729
OraSure Technologies, Inc. (a)	80,513	902,551
Orthofix International NV (a)	27,349	976,633
Penumbra, Inc. (a)(b)	43,376	3,331,277
PhotoMedex, Inc. (a)(b)	1,311	2,858
Pulse Biosciences, Inc.	10,423	140,085
Quidel Corp. (a)	41,985	881,685
ResMed, Inc.	226,140	16,288,864
Retractable Technologies, Inc. (a)	5,248	5,353
Rockwell Medical Technologies, Inc. (a)(b)	62,388	370,585
Roka Bioscience, Inc. (a)(b)	10,160	45,314
RTI Biologics, Inc. (a)	100,701	377,629
Seaspine Holdings Corp. (a)	11,601	82,251
Second Sight Medical Products, Inc. (a)(b)	20,882	34,873
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	20,882	0
Sientra, Inc. (a)(b)	27,954	271,992
Skyline Medical, Inc. (a)(b)	19,298	37,052
Staar Surgical Co. (a)(b)	39,188	389,921
Steris PLC	133,828	9,385,358
STRATA Skin Sciences, Inc. (a)	4,012	2,387
Stryker Corp.	497,943	64,015,552
SurModics, Inc. (a)	19,525	483,244
Synergetics U.S.A., Inc. (a)	19,727	3,748
Tactile Systems Technology, Inc. (b)	32,815	663,847
Tandem Diabetes Care, Inc. (a)(b)	25,765	61,836
TearLab Corp. (a)	1,739	8,938
Teleflex, Inc.	73,119	13,978,890
The Cooper Companies, Inc.	78,868	15,705,774
The Spectranetics Corp. (a)(b)	92,079	2,562,098
TransEnterix, Inc. (a)(b)	90,218	118,186
Unilife Corp. (a)(b)	22,763	43,477
Utah Medical Products, Inc.	13,511	836,331
Varian Medical Systems, Inc. (a)	150,830	12,653,129
Vermillion, Inc. (a)	5,249	12,125
West Pharmaceutical Services, Inc.	117,622	9,700,286
Wright Medical Group NV (a)(b)	185,020	5,158,358
Zeltiq Aesthetics, Inc. (a)	59,836	3,312,521
Zimmer Biomet Holdings, Inc.	321,190	37,604,925
		1,039,848,383
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	117,183
Acadia Healthcare Co., Inc. (a)(b)	120,875	5,405,530
Aceto Corp.	47,837	733,820
Addus HomeCare Corp. (a)	8,816	283,875
Adeptus Health, Inc. Class A (a)(b)	20,627	139,232
Aetna, Inc.	560,777	72,205,647
Air Methods Corp. (a)(b)	49,537	1,874,975
Alliance Healthcare Services, Inc. (a)	17,141	177,409
Almost Family, Inc. (a)	19,278	957,153
Amedisys, Inc. (a)	47,206	2,276,273
American Renal Associates Holdings, Inc. (b)	16,913	382,234
AmerisourceBergen Corp.	268,209	24,543,806
AMN Healthcare Services, Inc. (a)(b)	76,320	3,140,568
Anthem, Inc.	421,935	69,543,327
BioScrip, Inc. (a)(b)	170,497	257,450
BioTelemetry, Inc. (a)	45,986	1,170,344
Brookdale Senior Living, Inc. (a)	306,214	4,409,482
Caladrius Biosciences, Inc. (a)(b)	9,530	47,745
Capital Senior Living Corp. (a)	37,012	621,802
Cardinal Health, Inc.	512,599	41,710,181
Centene Corp. (a)	274,449	19,348,655
Chemed Corp.	24,465	4,368,226
Cigna Corp.	411,891	61,330,570
Civitas Solutions, Inc. (a)	27,734	513,079
Community Health Systems, Inc. (a)(b)	198,155	1,932,011
Corvel Corp. (a)	17,696	714,918
Cross Country Healthcare, Inc. (a)	55,702	861,710
DaVita HealthCare Partners, Inc. (a)	254,188	17,643,189
Diplomat Pharmacy, Inc. (a)(b)	66,586	902,240
Envision Healthcare Corp. (a)	190,696	13,348,720
Express Scripts Holding Co. (a)	988,079	69,807,781
Five Star Quality Care, Inc. (a)	70,113	161,260
Genesis HealthCare, Inc. Class A (a)	27,157	87,446
HCA Holdings, Inc. (a)	466,572	40,703,741
HealthEquity, Inc. (a)	66,217	2,893,683
HealthSouth Corp.	148,138	6,269,200
Henry Schein, Inc. (a)	129,416	22,202,609
Hooper Holmes, Inc. (a)	417	351
Humana, Inc. (b)	238,518	50,386,928
Interpace Diagnostics Group, Inc. (a)	136	378
Kindred Healthcare, Inc.	131,323	1,181,907
Laboratory Corp. of America Holdings (a)	164,468	23,397,218
Landauer, Inc.	14,935	780,354
LHC Group, Inc. (a)	22,529	1,081,843
LifePoint Hospitals, Inc. (a)	65,814	4,215,387
Magellan Health Services, Inc. (a)	36,747	2,541,055
McKesson Corp.	339,569	50,979,494
MEDNAX, Inc. (a)(b)	151,061	10,754,033
Molina Healthcare, Inc. (a)(b)	69,982	3,394,827
National Healthcare Corp.	18,256	1,362,263
National Research Corp. Class A	3,663	68,315
Owens & Minor, Inc.	118,083	4,260,435
Patterson Companies, Inc. (b)	134,760	6,124,842
PharMerica Corp. (a)	50,899	1,252,115
Premier, Inc. (a)(b)	82,287	2,586,280
Providence Service Corp. (a)	16,922	687,372
Psychemedics Corp.	2,724	57,885
Quest Diagnostics, Inc.	227,463	22,163,995
Quorum Health Corp. (a)(b)	41,687	356,424
RadNet, Inc. (a)	43,227	257,201
Select Medical Holdings Corp. (a)(b)	195,741	2,818,670
Sharps Compliance Corp. (a)	12,687	59,121
Surgery Partners, Inc. (a)(b)	43,549	979,853
Surgical Care Affiliates, Inc. (a)	45,092	2,557,618
Teladoc, Inc. (a)(b)	56,691	1,250,037
Tenet Healthcare Corp. (a)	124,362	2,400,187
The Ensign Group, Inc.	78,310	1,475,360
Tivity Health, Inc. (a)	52,424	1,515,054
Triple-S Management Corp. (a)(b)	37,106	692,769
U.S. Physical Therapy, Inc.	18,467	1,397,029
UnitedHealth Group, Inc.	1,525,876	252,349,373
Universal American Spin Corp. (a)	80,062	796,617
Universal Health Services, Inc. Class B	142,982	17,958,539
VCA, Inc. (a)	128,442	11,675,378
Wellcare Health Plans, Inc. (a)	69,769	9,851,383
		988,754,964
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,016,513
athenahealth, Inc. (a)(b)	61,740	7,280,998
Castlight Health, Inc. Class B (a)(b)	69,240	245,802
Cerner Corp. (a)	480,309	26,436,207
Computer Programs & Systems, Inc. (b)	21,937	590,105
Connecture, Inc. (a)	7,971	15,304
Evolent Health, Inc. (a)(b)	29,492	580,992
HealthStream, Inc. (a)(b)	34,016	832,372
HMS Holdings Corp. (a)	140,319	2,614,143
iCAD, Inc. (a)	14,864	55,889
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,198,320
Medidata Solutions, Inc. (a)(b)	90,046	5,035,372
Omnicell, Inc. (a)	55,824	2,122,708
Quality Systems, Inc. (a)	73,135	1,116,040
Simulations Plus, Inc.	6,008	57,977
Veeva Systems, Inc. Class A (a)	160,631	7,017,968
Vocera Communications, Inc. (a)	48,079	994,755
		60,211,465
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,203,141
Agilent Technologies, Inc.	514,571	26,397,492
Albany Molecular Research, Inc. (a)(b)	40,643	608,426
Bio-Rad Laboratories, Inc. Class A (a)	32,032	6,234,708
Bio-Techne Corp.	61,839	6,574,722
Bruker Corp.	188,235	4,545,875
Cambrex Corp. (a)	51,435	2,898,362
Charles River Laboratories International, Inc. (a)	77,816	6,767,658
ChromaDex, Inc. (a)(b)	56,591	156,191
Enzo Biochem, Inc. (a)	53,392	344,378
Fluidigm Corp. (a)(b)	38,600	253,216
Harvard Bioscience, Inc. (a)	18,919	52,973
Illumina, Inc. (a)	235,779	39,469,405
INC Research Holdings, Inc. Class A (a)	88,534	3,864,509
Luminex Corp. (b)	60,397	1,122,176
Medpace Holdings, Inc.	21,051	609,426
Mettler-Toledo International, Inc. (a)	41,435	19,732,176
Nanostring Technologies, Inc. (a)	24,217	456,975
NeoGenomics, Inc. (a)(b)	77,966	629,186
Pacific Biosciences of California, Inc. (a)(b)	118,936	600,627
PAREXEL International Corp. (a)	86,781	5,613,863
PerkinElmer, Inc.	171,638	9,313,078
PRA Health Sciences, Inc. (a)	59,114	3,488,317
pSivida Corp. (a)(b)	25,265	44,214
Quintiles Transnational Holdings, Inc. (a)	219,303	16,971,859
Thermo Fisher Scientific, Inc.	631,888	99,636,100
VWR Corp. (a)	140,671	3,952,855
Waters Corp. (a)	127,106	19,700,159
		281,242,067
Pharmaceuticals - 4.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	74,582
Achaogen, Inc. (a)	42,923	1,006,544
Aclaris Therapeutics, Inc. (a)	24,088	752,268
Adamis Pharmaceuticals Corp. (a)(b)	10,126	34,935
Aerie Pharmaceuticals, Inc. (a)(b)	53,406	2,528,774
Agile Therapeutics, Inc. (a)	10,141	22,513
Akorn, Inc. (a)(b)	140,062	2,914,690
Alimera Sciences, Inc. (a)(b)	22,049	28,443
Allergan PLC	600,960	147,127,027
Amphastar Pharmaceuticals, Inc. (a)	63,932	989,028
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,447
ANI Pharmaceuticals, Inc. (a)	10,919	644,985
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	16,603
Aratana Therapeutics, Inc. (a)(b)	38,612	255,225
Assembly Biosciences, Inc. (a)	19,979	416,762
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	28,155	1,726,465
Bio Path Holdings, Inc. (a)(b)	166,645	136,332
Biodelivery Sciences International, Inc. (a)(b)	170,623	341,246
Bristol-Myers Squibb Co.	2,682,948	152,149,981
Catalent, Inc. (a)	202,763	5,819,298
Cempra, Inc. (a)	81,591	277,409
Clearside Biomedical, Inc.	12,614	99,020
Collegium Pharmaceutical, Inc. (a)(b)	32,296	428,245
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	113,683
Corcept Therapeutics, Inc. (a)(b)	156,567	1,407,537
Corium International, Inc. (a)(b)	8,034	30,931
Cumberland Pharmaceuticals, Inc. (a)	7,158	40,443
CymaBay Therapeutics, Inc. (a)	11,918	42,071
DepoMed, Inc. (a)(b)	97,171	1,592,633
Dermira, Inc. (a)	37,085	1,249,394
Dipexium Pharmaceuticals, Inc. (a)	2,325	2,558
Durect Corp. (a)	158,591	163,349
Egalet Corp. (a)(b)	12,340	60,960
Eli Lilly & Co.	1,557,397	128,968,046
Endo International PLC (a)(b)	311,285	4,249,040
Endocyte, Inc. (a)	47,373	97,115
Flex Pharma, Inc. (a)	10,224	42,634
Heska Corp. (a)	12,153	1,127,069
Horizon Pharma PLC (a)(b)	253,171	4,063,395
Impax Laboratories, Inc. (a)	130,689	1,862,318
Innoviva, Inc. (a)(b)	113,621	1,312,323
Intersect ENT, Inc. (a)	65,875	895,900
Intra-Cellular Therapies, Inc. (a)(b)	50,991	665,433
Jazz Pharmaceuticals PLC (a)	97,617	12,945,967
Johnson & Johnson	4,362,709	533,166,667
Juniper Pharmaceuticals, Inc. (a)	11,831	58,563
KemPharm, Inc. (a)(b)	5,081	20,832
Lannett Co., Inc. (a)(b)	44,883	987,426
Lipocine, Inc. (a)(b)	20,645	81,754
Mallinckrodt PLC (a)	172,938	9,065,410
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	12,724
Merck & Co., Inc.	4,427,637	291,648,449
Mylan N.V. (a)	734,806	30,751,631
MyoKardia, Inc. (a)(b)	30,834	374,633
Nektar Therapeutics (a)(b)	273,203	3,573,495
Neos Therapeutics, Inc. (a)(b)	6,862	41,172
Novan, Inc.	7,147	40,452
Ocera Therapeutics, Inc. (a)(b)	10,720	7,075
Ocular Therapeutix, Inc. (a)(b)	28,848	240,592
Omeros Corp. (a)(b)	63,720	775,472
Orexigen Therapeutics, Inc. (a)(b)	16,675	71,202
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,515,459
Pain Therapeutics, Inc. (a)	34,536	19,762
Paratek Pharmaceuticals, Inc. (a)	24,749	369,998
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	13,231
Perrigo Co. PLC	235,414	17,601,905
Pfizer, Inc.	9,734,724	332,148,783
Phibro Animal Health Corp. Class A	37,189	1,035,714
Prestige Brands Holdings, Inc. (a)	93,229	5,278,626
Reata Pharmaceuticals, Inc. (b)	15,332	388,666
Repros Therapeutics, Inc. (a)(b)	24,715	29,411
Revance Therapeutics, Inc. (a)(b)	27,269	572,649
SciClone Pharmaceuticals, Inc. (a)	95,019	940,688
SCYNEXIS, Inc. (a)(b)	16,272	53,698
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	2,174,760
Teligent, Inc. (a)(b)	140,525	1,004,754
Tetraphase Pharmaceuticals, Inc. (a)	45,007	232,686
The Medicines Company (a)(b)	108,903	5,708,695
TherapeuticsMD, Inc. (a)(b)	280,301	1,760,290
Theravance Biopharma, Inc. (a)(b)	67,445	2,065,166
Titan Pharmaceuticals, Inc. (a)(b)	11,285	42,319
VIVUS, Inc. (a)	157,068	175,916
WAVE Life Sciences (a)(b)	14,801	445,510
Zoetis, Inc. Class A	793,407	42,296,527
Zogenix, Inc. (a)(b)	27,884	288,599
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	536,364
		1,767,856,714

TOTAL HEALTH CARE		5,342,399,890

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
AAR Corp.	51,954	1,788,257
Aerojet Rocketdyne Holdings, Inc. (a)	117,365	2,275,707
AeroVironment, Inc. (a)(b)	33,858	914,843
Arconic, Inc. (b)	705,821	20,320,587
Arotech Corp. (a)	32,173	125,475
Astronics Corp. (a)	34,623	1,160,217
Astronics Corp. Class B	3,221	110,255
Astrotech Corp. (a)	8,707	13,844
BE Aerospace, Inc.	161,789	10,289,780
BWX Technologies, Inc.	154,841	7,190,816
CPI Aerostructures, Inc. (a)	3,805	29,299
Cubic Corp.	40,394	2,122,705
Curtiss-Wright Corp.	69,241	6,773,847
DigitalGlobe, Inc. (a)	93,900	2,971,935
Ducommun, Inc. (a)	15,643	481,961
Engility Holdings, Inc. (a)	28,046	878,120
Esterline Technologies Corp. (a)	49,383	4,390,149
General Dynamics Corp.	458,300	86,989,923
HEICO Corp.	44,736	3,675,062
HEICO Corp. Class A	50,828	3,606,247
Hexcel Corp.	145,666	8,008,717
Huntington Ingalls Industries, Inc.	75,292	16,451,302
Innovative Solutions & Support, Inc. (a)	21,878	68,697
KEYW Holding Corp. (a)(b)	59,019	585,468
KLX, Inc. (a)	87,459	4,402,686
Kratos Defense & Security Solutions, Inc. (a)(b)	99,726	822,740
L3 Technologies, Inc.	123,750	20,829,600
LMI Aerospace, Inc. (a)	20,336	279,823
Lockheed Martin Corp.	403,566	107,582,624
Mercury Systems, Inc. (a)	74,565	2,785,748
Micronet Enertec Technologies, Inc. (a)	3,018	4,014
Moog, Inc. Class A (a)	52,323	3,535,988
National Presto Industries, Inc.	7,356	732,658
Northrop Grumman Corp.	282,288	69,750,542
Orbital ATK, Inc.	94,858	8,766,776
Raytheon Co.	471,019	72,607,579
Rockwell Collins, Inc.	214,561	20,509,886
SIFCO Industries, Inc. (a)	891	7,974
Sparton Corp. (a)	13,384	310,375
Spirit AeroSystems Holdings, Inc. Class A	200,087	12,327,360
Taser International, Inc. (a)(b)	93,306	2,395,165
Teledyne Technologies, Inc. (a)	57,516	7,558,178
Textron, Inc.	434,979	20,574,507
The Boeing Co.	918,961	165,624,341
TransDigm Group, Inc. (b)	80,141	20,371,842
Triumph Group, Inc.	72,958	2,028,232
United Technologies Corp.	1,230,506	138,493,450
Vectrus, Inc. (a)	13,322	322,526
Wesco Aircraft Holdings, Inc. (a)	94,440	1,142,724
		864,990,551
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,844,951
Atlas Air Worldwide Holdings, Inc. (a)	45,740	2,600,319
C.H. Robinson Worldwide, Inc.	235,732	18,945,781
Echo Global Logistics, Inc. (a)	37,411	817,430
Expeditors International of Washington, Inc.	289,178	16,303,856
FedEx Corp.	390,336	75,327,041
Forward Air Corp.	48,035	2,380,134
Hub Group, Inc. Class A (a)	55,422	2,798,811
Park-Ohio Holdings Corp.	11,143	497,535
Radiant Logistics, Inc. (a)	31,086	174,082
United Parcel Service, Inc. Class B	1,105,030	116,867,973
XPO Logistics, Inc. (a)(b)	132,484	6,755,359
		245,313,272
Airlines - 0.6%
Alaska Air Group, Inc.	195,992	19,171,937
Allegiant Travel Co.	21,719	3,781,278
American Airlines Group, Inc.	831,421	38,544,678
Delta Air Lines, Inc.	1,175,714	58,703,400
Hawaiian Holdings, Inc. (a)	89,875	4,372,419
JetBlue Airways Corp. (a)	532,790	10,634,488
SkyWest, Inc.	82,741	2,908,346
Southwest Airlines Co.	987,450	57,074,610
Spirit Airlines, Inc. (a)	109,342	5,708,746
United Continental Holdings, Inc. (a)	462,615	34,275,145
		235,175,047
Building Products - 0.5%
A.O. Smith Corp.	241,304	12,152,069
AAON, Inc.	75,766	2,549,526
Advanced Drain Systems, Inc. Del	62,250	1,372,613
Allegion PLC	153,528	11,144,598
American Woodmark Corp. (a)	24,566	2,123,731
Apogee Enterprises, Inc. (b)	47,950	2,741,781
Armstrong World Industries, Inc. (a)	73,029	3,359,334
Builders FirstSource, Inc. (a)	137,868	1,784,012
Continental Building Products, Inc. (a)	69,835	1,707,466
CSW Industrials, Inc. (a)	25,190	934,549
Fortune Brands Home & Security, Inc.	245,733	14,210,739
GCP Applied Technologies, Inc. (a)	109,462	2,884,324
Gibraltar Industries, Inc. (a)	56,316	2,334,298
GMS, Inc.	8,617	259,199
Griffon Corp.	59,127	1,487,044
Insteel Industries, Inc.	29,073	1,050,117
Johnson Controls International PLC	1,502,136	62,999,584
Lennox International, Inc.	60,897	10,024,864
Masco Corp.	540,799	18,268,190
Masonite International Corp. (a)	51,336	4,009,342
NCI Building Systems, Inc. (a)	58,589	937,424
Owens Corning	172,639	10,097,655
Patrick Industries, Inc. (a)	27,897	2,227,575
PGT, Inc. (a)	69,278	696,244
Ply Gem Holdings, Inc. (a)(b)	26,171	455,375
Quanex Building Products Corp.	44,676	873,416
Simpson Manufacturing Co. Ltd.	63,559	2,743,206
Trex Co., Inc. (a)	46,832	3,185,044
Universal Forest Products, Inc.	31,925	3,058,734
USG Corp. (a)(b)	145,958	4,923,163
		186,595,216
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	90,291	3,682,970
ACCO Brands Corp. (a)	169,281	2,268,365
ADS Waste Holdings, Inc.	34,132	746,808
Aqua Metals, Inc. (a)(b)	12,987	221,298
ARC Document Solutions, Inc. (a)	46,203	185,736
Brady Corp. Class A	79,042	3,023,357
Casella Waste Systems, Inc. Class A (a)	64,851	757,460
CECO Environmental Corp.	40,679	459,673
Cenveo, Inc. (a)	13,016	72,499
Cintas Corp.	141,013	16,640,944
Clean Harbors, Inc. (a)	83,549	4,842,500
Copart, Inc. (a)	164,264	9,714,573
Covanta Holding Corp. (b)	226,728	3,672,994
Deluxe Corp.	77,034	5,668,932
Ennis, Inc.	34,279	560,462
Essendant, Inc.	58,461	931,284
Fuel Tech, Inc. (a)	51,934	57,647
G&K Services, Inc. Class A	30,395	2,872,328
Healthcare Services Group, Inc.	110,256	4,562,393
Heritage-Crystal Clean, Inc. (a)	18,564	276,604
Herman Miller, Inc.	95,333	2,840,923
HNI Corp.	71,636	3,282,362
Hudson Technologies, Inc. (a)	56,393	403,774
Industrial Services of America, Inc. (a)(b)	1,620	3,370
InnerWorkings, Inc. (a)	48,216	468,177
Interface, Inc.	108,800	2,056,320
Intersections, Inc. (a)(b)	12,865	47,472
KAR Auction Services, Inc.	230,024	10,309,676
Kimball International, Inc. Class B	52,574	862,214
Knoll, Inc.	81,039	1,811,222
LSC Communications, Inc.	45,117	1,282,225
Matthews International Corp. Class A	51,789	3,410,306
McGrath RentCorp.	37,522	1,411,953
Mobile Mini, Inc.	73,292	2,385,655
Msa Safety, Inc.	49,032	3,542,562
Multi-Color Corp.	21,263	1,524,557
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)(b)	5,346	21,758
Performant Financial Corp. (a)	31,038	55,868
Perma-Fix Environmental Services, Inc. (a)	6,937	20,464
Pitney Bowes, Inc.	281,160	3,835,022
Quad/Graphics, Inc.	51,478	1,397,628
Quest Resource Holding Corp. (a)	2,977	6,341
R.R. Donnelley & Sons Co.	111,816	1,875,154
Republic Services, Inc.	384,494	23,819,403
Rollins, Inc. (b)	163,488	5,977,121
SP Plus Corp. (a)	26,102	841,790
Steelcase, Inc. Class A	153,375	2,454,000
Stericycle, Inc. (a)	136,899	11,346,189
Team, Inc. (a)(b)	43,316	1,487,905
Tetra Tech, Inc.	99,334	3,998,194
The Brink's Co.	75,766	4,049,693
TRC Companies, Inc. (a)	33,064	338,906
U.S. Ecology, Inc.	34,516	1,751,687
UniFirst Corp.	24,897	3,313,791
Viad Corp.	33,828	1,596,682
Virco Manufacturing Co. (a)	2,682	11,130
VSE Corp.	10,794	439,100
Waste Management, Inc.	657,574	48,213,326
West Corp.	75,610	1,807,835
		215,560,153
Construction & Engineering - 0.2%
AECOM (a)	249,960	9,086,046
Aegion Corp. (a)	54,146	1,232,363
Ameresco, Inc. Class A (a)	38,199	192,905
Argan, Inc.	18,225	1,255,703
Chicago Bridge & Iron Co. NV (b)	165,022	5,539,789
Comfort Systems U.S.A., Inc.	58,296	2,223,992
Dycom Industries, Inc. (a)(b)	49,969	4,106,452
EMCOR Group, Inc.	106,586	6,552,907
Fluor Corp.	233,020	12,906,978
Goldfield Corp.	41,171	298,490
Granite Construction, Inc.	70,943	3,760,688
Great Lakes Dredge & Dock Corp. (a)	77,922	338,961
HC2 Holdings, Inc. (a)	49,076	269,918
Ies Holdings, Inc. (a)	16,326	306,113
Jacobs Engineering Group, Inc.	187,432	10,573,039
KBR, Inc.	238,105	3,583,480
Layne Christensen Co. (a)(b)	24,456	233,555
MasTec, Inc. (a)	112,881	4,430,579
MYR Group, Inc. (a)	33,116	1,242,181
Northwest Pipe Co. (a)	12,188	213,168
NV5 Holdings, Inc. (a)	11,806	434,461
Orion Group Holdings, Inc. (a)	33,745	315,853
Primoris Services Corp.	70,710	1,757,851
Quanta Services, Inc. (a)	227,929	8,506,310
Sterling Construction Co., Inc. (a)	31,847	286,305
Tutor Perini Corp. (a)	59,902	1,824,016
Valmont Industries, Inc.	38,333	6,027,864
		87,499,967
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	71,059	15,014,767
Allied Motion Technologies, Inc.	10,236	247,199
American Superconductor Corp. (a)(b)	20,903	127,717
AMETEK, Inc.	366,314	19,769,967
AZZ, Inc.	45,717	2,681,302
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,533,081
Broadwind Energy, Inc. (a)	15,938	87,818
Capstone Turbine Corp. (a)(b)	40,707	29,513
Eaton Corp. PLC	722,178	51,982,372
Emerson Electric Co.	1,032,417	62,048,262
Encore Wire Corp.	29,513	1,401,868
Energous Corp. (a)(b)	25,329	388,547
Energy Focus, Inc. (a)(b)	8,003	24,729
EnerSys	77,507	5,947,112
Enphase Energy, Inc. (a)(b)	30,890	55,293
EnSync, Inc. (a)(b)	32,445	18,202
Espey Manufacturing & Electronics Corp.	2,015	49,226
Fortive Corp.	485,992	28,017,439
FuelCell Energy, Inc. (a)(b)	48,863	75,738
Generac Holdings, Inc. (a)(b)	99,534	3,885,807
General Cable Corp.	78,815	1,316,211
Hubbell, Inc. Class B	82,189	9,749,259
LSI Industries, Inc.	35,290	348,665
Ocean Power Technologies, Inc. (a)(b)	1,104	2,826
Orion Energy Systems, Inc. (a)	20,733	40,222
Plug Power, Inc. (a)(b)	250,992	271,071
Powell Industries, Inc.	13,455	439,171
Power Solutions International, Inc. (a)(b)	4,960	26,288
Preformed Line Products Co.	1,961	90,245
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	69,588	5,180,827
Revolution Lighting Technologies, Inc. (a)(b)	3,869	24,065
Rockwell Automation, Inc.	206,462	31,196,408
Sensata Technologies Holding BV (a)	273,297	11,218,842
Sunrun, Inc. (a)(b)	104,524	594,742
Thermon Group Holdings, Inc. (a)(b)	52,027	1,048,864
TPI Composites, Inc.	9,529	166,281
Ultralife Corp. (a)	13,410	73,085
Vicor Corp. (a)	18,023	292,874
		255,465,907
Industrial Conglomerates - 2.0%
3M Co.	961,359	179,149,250
Carlisle Companies, Inc.	101,485	10,483,401
General Electric Co.	14,185,730	422,876,611
Honeywell International, Inc.	1,219,082	151,775,709
ITT, Inc.	140,185	5,743,379
Raven Industries, Inc.	54,733	1,617,360
Roper Technologies, Inc.	160,657	33,609,444
		805,255,154
Machinery - 1.8%
Actuant Corp. Class A (b)	91,777	2,436,679
AGCO Corp.	111,076	6,766,750
Alamo Group, Inc.	17,898	1,345,035
Albany International Corp. Class A	47,080	2,135,078
Allison Transmission Holdings, Inc.	274,756	9,885,721
Altra Industrial Motion Corp.	37,975	1,475,329
American Railcar Industries, Inc. (b)	11,797	525,674
ARC Group Worldwide, Inc. (a)	1,450	6,308
Astec Industries, Inc.	28,918	1,826,750
Barnes Group, Inc.	79,881	4,002,837
Blue Bird Corp. (a)(b)	4,122	70,074
Briggs & Stratton Corp.	65,668	1,405,295
Caterpillar, Inc.	935,077	90,384,543
Chart Industries, Inc. (a)	59,494	2,117,391
CIRCOR International, Inc.	26,680	1,657,095
Colfax Corp. (a)	167,182	6,361,275
Columbus McKinnon Corp. (NY Shares)	26,972	696,147
Commercial Vehicle Group, Inc. (a)	77,079	485,598
Crane Co.	79,696	5,761,224
Cummins, Inc.	244,746	36,342,334
Deere & Co.	462,811	50,673,176
Dmc Global, Inc.	17,783	265,856
Donaldson Co., Inc.	212,159	9,112,229
Douglas Dynamics, Inc.	38,692	1,290,378
Dover Corp.	251,808	20,169,821
Eastern Co.	2,354	45,550
Energy Recovery, Inc. (a)(b)	61,650	518,477
EnPro Industries, Inc.	33,499	2,186,815
ESCO Technologies, Inc.	41,567	2,252,931
ExOne Co. (a)(b)	13,829	137,184
Federal Signal Corp.	91,334	1,359,050
Flowserve Corp. (b)	216,017	10,033,990
Franklin Electric Co., Inc.	62,330	2,611,627
FreightCar America, Inc.	19,411	266,125
Gencor Industries, Inc. (a)	2,773	39,515
Global Brass & Copper Holdings, Inc.	34,001	1,144,134
Gorman-Rupp Co.	28,251	879,454
Graco, Inc.	89,722	8,143,169
Graham Corp.	12,124	265,879
Greenbrier Companies, Inc. (b)	47,653	2,003,809
Hardinge, Inc.	14,874	155,731
Harsco Corp.	115,711	1,631,525
Hillenbrand, Inc.	98,419	3,577,531
Hurco Companies, Inc.	6,325	173,938
Hyster-Yale Materials Handling Class A	13,602	828,226
IDEX Corp.	131,232	12,098,278
Illinois Tool Works, Inc.	502,621	66,350,998
Ingersoll-Rand PLC	410,593	32,584,660
Jason Industries, Inc. (a)	13,118	17,972
John Bean Technologies Corp.	50,063	4,475,632
Joy Global, Inc.	145,920	4,113,485
Kadant, Inc.	18,429	1,140,755
Kennametal, Inc.	124,600	4,621,414
L.B. Foster Co. Class A	13,680	190,836
Lincoln Electric Holdings, Inc.	100,440	8,458,052
Lindsay Corp. (b)	16,477	1,319,313
Lydall, Inc. (a)	25,587	1,297,261
Manitex International, Inc. (a)	11,053	85,329
Manitowoc Co., Inc. (a)(b)	250,611	1,523,715
Meritor, Inc. (a)	154,933	2,533,155
Middleby Corp. (a)	93,780	13,008,224
Milacron Holdings Corp. (a)(b)	38,207	693,839
Miller Industries, Inc.	16,197	404,925
Mueller Industries, Inc.	98,286	4,110,321
Mueller Water Products, Inc. Class A	251,619	3,117,559
Navistar International Corp. New (a)(b)	102,371	2,767,088
NN, Inc.	43,595	876,260
Nordson Corp.	83,964	10,079,039
Omega Flex, Inc.	2,487	112,910
Oshkosh Corp.	120,586	8,186,584
PACCAR, Inc.	570,794	38,134,747
Parker Hannifin Corp.	215,870	33,425,311
Pentair PLC	280,758	16,300,809
Proto Labs, Inc. (a)(b)	35,282	1,926,397
RBC Bearings, Inc. (a)	37,926	3,538,496
Rexnord Corp. (a)	169,317	3,753,758
Snap-On, Inc.	94,630	16,055,872
SPX Corp. (a)	68,191	1,798,879
SPX Flow, Inc. (a)	61,914	2,105,076
Standex International Corp.	19,288	1,842,004
Stanley Black & Decker, Inc.	240,295	30,553,509
Sun Hydraulics Corp.	38,275	1,416,175
Supreme Industries, Inc. Class A	19,310	377,511
Tennant Co.	26,322	1,849,121
Terex Corp.	163,819	5,117,706
The L.S. Starrett Co. Class A	4,836	53,196
Timken Co.	116,166	5,134,537
Titan International, Inc.	65,675	869,537
Toro Co.	171,574	10,330,471
TriMas Corp. (a)	65,821	1,451,353
Trinity Industries, Inc.	236,197	6,339,527
Twin Disc, Inc. (a)	8,286	151,634
Wabash National Corp. (b)	94,669	2,002,249
WABCO Holdings, Inc. (a)	85,901	9,644,964
Wabtec Corp. (b)	140,811	11,281,777
Watts Water Technologies, Inc. Class A	45,754	2,925,968
Woodward, Inc.	92,622	6,525,220
Xerium Technologies, Inc. (a)	10,544	54,196
Xylem, Inc.	294,588	14,175,575
		708,756,436
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	119,286
Kirby Corp. (a)(b)	89,632	6,202,534
Matson, Inc.	62,860	2,132,840
		8,454,660
Professional Services - 0.4%
Acacia Research Corp. (a)	61,592	360,313
Advisory Board Co. (a)(b)	65,302	2,938,590
Barrett Business Services, Inc.	8,858	567,178
BG Staffing, Inc.	5,516	72,315
CBIZ, Inc. (a)	77,532	1,031,176
CDI Corp. (a)	12,621	115,482
CEB, Inc.	51,077	3,961,021
Cogint, Inc. (a)(b)	74,077	270,381
CRA International, Inc.	15,589	559,022
Dun & Bradstreet Corp.	59,374	6,266,332
Equifax, Inc.	192,039	25,178,233
Exponent, Inc.	41,824	2,402,789
Franklin Covey Co. (a)	14,201	254,908
FTI Consulting, Inc. (a)	78,630	3,164,071
GP Strategies Corp. (a)	22,618	557,534
Heidrick & Struggles International, Inc.	25,651	627,167
Hill International, Inc. (a)	43,555	215,597
Hudson Global, Inc.	13,947	14,923
Huron Consulting Group, Inc. (a)	33,622	1,460,876
ICF International, Inc. (a)	34,131	1,465,926
IHS Markit Ltd. (a)	538,174	21,419,325
Insperity, Inc.	30,164	2,511,153
Kelly Services, Inc. Class A (non-vtg.)	46,008	983,651
Kforce, Inc.	36,597	942,373
Korn/Ferry International	83,973	2,595,605
Manpower, Inc.	110,186	10,692,449
Marathon Patent Group, Inc. (a)(b)	8,838	12,373
Mastech Digital, Inc. (a)	373	2,462
MISTRAS Group, Inc. (a)	23,436	527,779
Navigant Consulting, Inc. (a)	75,747	1,764,905
Nielsen Holdings PLC	541,247	24,009,717
On Assignment, Inc. (a)	75,857	3,579,692
Pendrell Corp. (a)	15,028	98,884
RCM Technologies, Inc. (a)	9,908	57,466
Resources Connection, Inc.	51,824	875,826
Robert Half International, Inc.	199,640	9,630,634
RPX Corp. (a)	73,794	793,286
TransUnion Holding Co., Inc. (a)	164,019	6,083,465
TriNet Group, Inc. (a)	66,298	1,780,101
TrueBlue, Inc. (a)	75,110	1,949,105
Verisk Analytics, Inc. (a)	254,596	21,111,100
Volt Information Sciences, Inc. (a)	6,248	45,610
WageWorks, Inc. (a)	57,816	4,451,832
Willdan Group, Inc. (a)	10,974	304,199
		167,706,826
Road & Rail - 0.9%
AMERCO	9,461	3,654,784
ArcBest Corp.	32,932	966,554
Avis Budget Group, Inc. (a)	143,156	4,950,334
Celadon Group, Inc. (b)	62,978	506,973
Covenant Transport Group, Inc. Class A (a)	19,818	397,153
CSX Corp.	1,501,781	72,926,485
Genesee & Wyoming, Inc. Class A (a)	96,128	7,126,930
Heartland Express, Inc. (b)	91,092	1,889,248
J.B. Hunt Transport Services, Inc.	136,689	13,418,759
Kansas City Southern	171,161	15,169,999
Knight Transportation, Inc.	101,655	3,324,119
Landstar System, Inc.	65,465	5,682,362
Marten Transport Ltd.	38,656	949,005
Norfolk Southern Corp.	463,910	56,147,027
Old Dominion Freight Lines, Inc.	113,622	10,425,955
P.A.M. Transportation Services, Inc. (a)	3,193	58,208
Patriot Transportation Holding, Inc. (a)	1,280	29,248
Roadrunner Transportation Systems, Inc. (a)	43,638	329,031
Ryder System, Inc.	90,251	6,872,614
Saia, Inc. (a)	39,382	1,904,120
Swift Transporation Co. (a)(b)	129,239	2,807,071
U.S.A. Truck, Inc. (a)	7,889	75,024
Union Pacific Corp.	1,319,242	142,398,981
Universal Logistics Holdings I	12,296	167,840
Werner Enterprises, Inc.	69,717	1,952,076
YRC Worldwide, Inc. (a)	47,961	615,819
		354,745,719
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (a)(b)	688	6,846
Air Lease Corp. Class A	168,551	6,561,690
Aircastle Ltd.	96,241	2,312,671
Applied Industrial Technologies, Inc.	64,348	4,057,141
Beacon Roofing Supply, Inc. (a)	98,890	4,493,562
BlueLinx Corp. (a)	2,338	15,969
BMC Stock Holdings, Inc. (a)	78,941	1,657,761
CAI International, Inc. (a)	23,529	363,994
DXP Enterprises, Inc. (a)	22,844	799,540
Fastenal Co.	465,320	23,279,960
GATX Corp. (b)	60,042	3,487,239
H&E Equipment Services, Inc.	49,244	1,292,163
HD Supply Holdings, Inc. (a)	325,044	13,976,892
Herc Holdings, Inc. (a)	37,685	1,947,938
Houston Wire & Cable Co.	15,647	104,835
Huttig Building Products, Inc. (a)	22,831	152,054
Kaman Corp. (b)	42,373	2,193,650
Lawson Products, Inc. (a)	6,300	174,195
MRC Global, Inc. (a)	146,508	2,960,927
MSC Industrial Direct Co., Inc. Class A	71,963	7,238,758
Neff Corp. (a)	8,761	136,672
Nexeo Solutions, Inc. (a)(b)	103,751	960,734
Now, Inc. (a)	166,333	3,183,614
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,810,097
SiteOne Landscape Supply, Inc.	33,666	1,320,044
Textainer Group Holdings Ltd.	42,054	662,351
Titan Machinery, Inc. (a)	24,582	347,835
Triton International Ltd.	53,680	1,326,433
United Rentals, Inc. (a)	134,348	17,200,574
Univar, Inc. (a)	160,682	5,173,960
Veritiv Corp. (a)	19,444	1,082,059
W.W. Grainger, Inc. (b)	87,439	21,681,374
Watsco, Inc.	44,289	6,566,730
WESCO International, Inc. (a)	73,100	5,080,450
Willis Lease Finance Corp. (a)	2,668	67,821
		143,678,533
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	120,826	9,296,352

TOTAL INDUSTRIALS		4,288,493,793

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
ADTRAN, Inc.	74,924	1,584,643
Aerohive Networks, Inc. (a)	130,171	618,312
Applied Optoelectronics, Inc. (a)(b)	29,272	1,344,170
Arista Networks, Inc. (a)(b)	68,222	8,117,736
Arris International PLC (a)	303,079	7,819,438
Aviat Networks, Inc. (a)	5,550	86,025
Bel Fuse, Inc. Class B (non-vtg.)	12,097	315,732
Black Box Corp.	16,753	150,777
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	2,447
Brocade Communications Systems, Inc.	641,945	7,902,343
CalAmp Corp. (a)	50,212	813,937
Calix Networks, Inc. (a)	55,272	381,377
Ciena Corp. (a)(b)	230,474	6,070,685
Cisco Systems, Inc.	8,034,886	274,632,403
Clearfield, Inc. (a)(b)	16,017	261,878
CommScope Holding Co., Inc. (a)	319,626	12,161,769
Communications Systems, Inc.	4,311	18,882
Comtech Telecommunications Corp.	38,555	439,913
Dasan Zhone Solutions, Inc. (a)	5,862	6,272
Digi International, Inc. (a)	30,140	370,722
EchoStar Holding Corp. Class A (a)	78,112	4,161,026
EMCORE Corp.	29,659	265,448
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	998,194
F5 Networks, Inc. (a)	103,785	14,869,277
Finisar Corp. (a)	176,012	5,892,882
Harmonic, Inc. (a)(b)	107,478	580,381
Harris Corp.	199,042	21,874,716
Infinera Corp. (a)(b)	259,331	2,813,741
InterDigital, Inc.	54,293	4,563,327
Ixia (a)	103,162	2,021,975
Juniper Networks, Inc.	613,403	17,175,284
KVH Industries, Inc. (a)	23,641	237,592
Lantronix, Inc. (a)	71	201
Lumentum Holdings, Inc. (a)	88,673	4,070,091
Motorola Solutions, Inc.	267,373	21,114,446
MRV Communications, Inc. (a)	6,176	47,555
NETGEAR, Inc. (a)	51,710	2,833,708
NetScout Systems, Inc. (a)	150,999	5,579,413
Oclaro, Inc. (a)	207,242	1,761,557
Optical Cable Corp. (a)	564	1,946
Palo Alto Networks, Inc. (a)	146,018	22,180,134
Parkervision, Inc. (a)(b)	10,028	21,159
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,886,081
Relm Wireless Corp.	9,436	47,652
Resonant, Inc. (a)(b)	2,385	11,353
ShoreTel, Inc. (a)	99,242	645,073
Sonus Networks, Inc. (a)	71,344	420,930
Tessco Technologies, Inc.	7,287	103,475
Ubiquiti Networks, Inc. (a)(b)	44,626	2,192,922
ViaSat, Inc. (a)(b)	86,340	5,943,646
Viavi Solutions, Inc. (a)	350,483	3,511,840
Westell Technologies, Inc. Class A (a)	75,979	53,565
		472,047,245
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	38,149	347,156
Amphenol Corp. Class A	492,627	34,094,715
Anixter International, Inc. (a)	43,666	3,637,378
Applied DNA Sciences, Inc. (a)(b)	18,968	35,091
Arrow Electronics, Inc. (a)	144,131	10,406,258
Avnet, Inc.	219,819	10,129,260
AVX Corp.	141,087	2,189,670
Badger Meter, Inc.	74,301	2,719,417
Belden, Inc.	61,185	4,322,720
Benchmark Electronics, Inc. (a)	73,834	2,296,237
Cardtronics PLC	76,739	3,382,655
CDW Corp.	253,941	14,957,125
ClearSign Combustion Corp. (a)(b)	7,019	27,374
Cognex Corp.	140,868	10,820,071
Coherent, Inc. (a)	39,733	7,254,451
Control4 Corp. (a)	35,202	525,566
Corning, Inc.	1,504,764	41,546,534
CTS Corp.	43,658	956,110
CUI Global, Inc. (a)(b)	26,608	168,163
Daktronics, Inc.	49,334	462,260
Dell Technologies, Inc. (a)	361,217	22,933,667
Dolby Laboratories, Inc. Class A	101,632	4,968,788
Echelon Corp. (a)	3,219	15,612
Electro Scientific Industries, Inc. (a)	113,580	758,714
eMagin Corp. (a)	5,084	11,185
ePlus, Inc. (a)	10,670	1,354,557
Fabrinet (a)	63,037	2,619,187
FARO Technologies, Inc. (a)	24,409	842,111
Fitbit, Inc. (a)(b)	213,997	1,328,921
FLIR Systems, Inc.	218,683	8,027,853
Frequency Electronics, Inc. (a)	2,550	28,280
Giga-Tronics, Inc. (a)	2,579	2,244
I. D. Systems Inc. (a)	6,071	35,576
Identiv, Inc. (a)	10,618	52,665
IEC Electronics Corp. (a)	86	324
II-VI, Inc. (a)	86,985	3,096,666
Insight Enterprises, Inc. (a)	53,674	2,273,631
Intellicheck Mobilisa, Inc. (a)	545	1,346
InvenSense, Inc. (a)	145,529	1,797,283
IPG Photonics Corp. (a)	61,406	7,264,330
Iteris, Inc. (a)	1,032	4,809
Itron, Inc. (a)	55,882	3,615,565
Jabil Circuit, Inc.	305,429	7,791,494
KEMET Corp. (a)	73,106	791,738
KEY Tronic Corp. (a)	6,483	47,002
Keysight Technologies, Inc. (a)	267,729	10,066,610
Kimball Electronics, Inc. (a)	30,376	489,054
Knowles Corp. (a)(b)	135,571	2,566,359
LightPath Technologies, Inc. Class A (a)	376	884
Littelfuse, Inc.	35,181	5,679,972
LRAD Corp.	56,581	89,964
Luna Innovations, Inc. (a)	1,444	2,671
Maxwell Technologies, Inc. (a)(b)	38,769	196,947
Mesa Laboratories, Inc.	4,836	604,597
Methode Electronics, Inc. Class A	56,055	2,326,283
MicroVision, Inc. (a)(b)	54,813	87,701
MOCON, Inc.	2,209	43,076
MTS Systems Corp.	24,519	1,347,319
National Instruments Corp.	178,144	5,743,363
Neonode, Inc. (a)(b)	33,197	54,111
NetList, Inc. (a)(b)	104,599	102,538
Novanta, Inc. (a)(b)	69,743	1,694,755
OSI Systems, Inc. (a)	28,365	2,139,288
Park Electrochemical Corp.	28,127	537,788
PC Connection, Inc.	26,383	706,009
PC Mall, Inc. (a)(b)	8,716	234,460
Perceptron, Inc. (a)	13,154	102,864
Plexus Corp. (a)	73,157	4,101,913
RadiSys Corp. (a)	34,231	130,762
Research Frontiers, Inc. (a)(b)	16,855	28,316
RF Industries Ltd.	5,778	8,378
Richardson Electronics Ltd.	23,707	146,746
Rogers Corp. (a)	27,965	2,307,392
Sanmina Corp. (a)	115,362	4,499,118
ScanSource, Inc. (a)	36,663	1,475,686
SYNNEX Corp.	44,923	5,252,397
Systemax, Inc.	10,113	79,893
TE Connectivity Ltd.	572,352	42,623,053
Tech Data Corp. (a)	55,538	4,831,806
Trimble, Inc. (a)	421,578	13,081,565
TTM Technologies, Inc. (a)(b)	135,794	2,194,431
Uni-Pixel, Inc. (a)(b)	49,445	51,423
Universal Display Corp. (b)	71,158	6,037,756
VeriFone Systems, Inc. (a)	171,272	3,540,192
Vishay Intertechnology, Inc.	233,503	3,701,023
Vishay Precision Group, Inc. (a)	9,596	154,496
Wayside Technology Group, Inc.	1,232	21,930
Wireless Telecom Group, Inc. (a)	11,200	17,808
Zebra Technologies Corp. Class A (a)	84,599	7,673,975
		356,718,431
Internet Software & Services - 3.9%
2U, Inc. (a)(b)	68,060	2,487,593
Actua Corp. (a)(b)	58,635	803,300
Akamai Technologies, Inc. (a)	275,938	17,273,719
Alarm.com Holdings, Inc. (a)	17,035	486,179
Alphabet, Inc.:
Class A (a)	473,793	400,321,919
Class C (a)	476,264	392,065,287
Amber Road, Inc. (a)	55,819	420,875
Angie's List, Inc. (a)(b)	57,858	308,383
AppFolio, Inc. (a)(b)	18,857	468,596
Apptio, Inc. Class A	10,079	130,926
Autobytel, Inc. (a)	9,434	117,925
Bankrate, Inc. (a)	83,183	906,695
Bazaarvoice, Inc. (a)	201,642	897,307
Benefitfocus, Inc. (a)	19,976	530,363
BlackLine, Inc.	26,716	762,207
Blucora, Inc. (a)	58,999	920,384
Box, Inc. Class A (a)(b)	81,890	1,442,902
Brightcove, Inc. (a)	59,246	497,666
BroadVision, Inc. (a)	490	2,818
Carbonite, Inc. (a)	40,379	785,372
Care.com, Inc. (a)	25,585	260,967
ChannelAdvisor Corp. (a)	32,537	349,773
CommerceHub, Inc.:
Series A (a)(b)	21,320	351,780
Series C (a)	54,178	885,810
Cornerstone OnDemand, Inc. (a)	79,186	3,307,599
CoStar Group, Inc. (a)	51,831	10,531,023
Coupa Software, Inc.	17,821	471,365
Determine, Inc. (a)	552	1,877
DHI Group, Inc. (a)	141,360	699,732
eBay, Inc. (a)	1,669,391	56,592,355
eGain Communications Corp. (a)	8,558	15,404
Endurance International Group Holdings, Inc. (a)	93,309	793,127
Envestnet, Inc. (a)(b)	69,312	2,678,909
Facebook, Inc. Class A (a)	3,751,553	508,485,494
Five9, Inc. (a)	81,974	1,304,206
GlowPoint, Inc. (a)	18,770	6,005
GoDaddy, Inc. (a)(b)	73,803	2,719,641
Gogo, Inc. (a)(b)	109,584	1,161,590
GrubHub, Inc. (a)(b)	141,196	4,950,332
GTT Communications, Inc. (a)	50,744	1,415,758
Hortonworks, Inc. (a)(b)	54,660	543,320
IAC/InterActiveCorp (a)	114,880	8,494,227
Instructure, Inc. (a)	8,268	189,337
Internap Network Services Corp. (a)	74,985	168,716
Inuvo, Inc. (a)	9,640	15,328
iPass, Inc. (a)	33,662	43,087
j2 Global, Inc.	83,229	6,776,505
Leaf Group Ltd. (a)	19,244	151,065
Limelight Networks, Inc. (a)	69,339	156,013
Liquidity Services, Inc. (a)	37,923	309,072
LivePerson, Inc. (a)	74,160	522,828
LogMeIn, Inc.	82,866	7,602,956
Marchex, Inc. Class B (a)	28,685	76,589
Marin Software, Inc. (a)	9,976	22,945
Match Group, Inc. (a)(b)	75,025	1,212,404
MaxPoint Interactive, Inc. (a)	1,466	6,744
MeetMe, Inc. (a)(b)	68,420	330,469
MINDBODY, Inc. (a)(b)	37,078	984,421
New Relic, Inc. (a)(b)	60,180	2,117,132
NIC, Inc.	110,917	2,340,349
NumereX Corp. Class A (a)	13,747	68,598
Nutanix, Inc. Class A (a)(b)	26,974	808,950
Pandora Media, Inc. (a)(b)	374,485	4,636,124
Q2 Holdings, Inc. (a)	48,710	1,751,125
QuinStreet, Inc. (a)	38,666	124,891
Qumu Corp. (a)	6,017	12,997
Quotient Technology, Inc. (a)(b)	132,658	1,578,630
RealNetworks, Inc. (a)	28,670	140,483
Reis, Inc.	8,134	156,986
RetailMeNot, Inc. (a)	84,786	758,835
Rightside Group Ltd. (a)	8,535	71,609
Rocket Fuel, Inc. (a)(b)	19,674	55,481
SecureWorks Corp.	18,872	197,024
Shutterstock, Inc. (a)(b)	29,764	1,298,008
Spark Networks, Inc. (a)(b)	16,620	16,289
SPS Commerce, Inc. (a)	26,414	1,461,487
Stamps.com, Inc. (a)(b)	24,049	3,032,579
Support.com, Inc. (a)	39,218	85,103
Synacor, Inc. (a)	20,037	60,111
TechTarget, Inc. (a)	23,593	215,876
The Trade Desk, Inc. (b)	13,897	586,592
Travelzoo, Inc. (a)	5,383	48,716
Tremor Video, Inc. (a)	17,986	39,749
TrueCar, Inc. (a)(b)	81,085	1,140,055
Twilio, Inc. Class A (b)	28,595	907,033
Twitter, Inc. (a)(b)	968,332	15,270,596
VeriSign, Inc. (a)(b)	147,930	12,199,787
Web.com Group, Inc. (a)(b)	88,964	1,712,557
WebMD Health Corp. (a)(b)	56,800	2,947,920
Xactly Corp. (a)	40,398	500,935
XO Group, Inc. (a)	81,695	1,505,639
Yahoo!, Inc. (a)	1,404,576	64,132,940
Yelp, Inc. (a)	98,508	3,319,720
YuMe, Inc. (a)	101,833	370,672
Zillow Group, Inc.:
Class A (a)(b)	72,361	2,433,500
Class C (a)(b)	172,222	5,845,215
		1,580,169,482
IT Services - 3.6%
Accenture PLC Class A	994,065	121,772,963
Acxiom Corp. (a)	121,915	3,477,016
Alliance Data Systems Corp.	92,312	22,429,970
Amdocs Ltd.	244,219	14,811,882
Automatic Data Processing, Inc.	721,522	74,042,588
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,683,567
Blackhawk Network Holdings, Inc. (a)	86,813	3,164,334
Booz Allen Hamilton Holding Corp. Class A	243,990	8,727,522
Broadridge Financial Solutions, Inc.	194,846	13,508,673
CACI International, Inc. Class A (a)	38,453	4,822,006
CardConnect Corp. (a)(b)	7,862	112,034
Cartesian, Inc. (a)	206	231
Cass Information Systems, Inc.	15,060	981,460
Ciber, Inc. (a)	66,135	21,580
Cognizant Technology Solutions Corp. Class A (a)	970,485	57,520,646
Computer Sciences Corp.	227,500	15,597,400
Computer Task Group, Inc.	11,646	67,314
Conduent, Inc. (a)	265,927	4,278,765
Convergys Corp. (b)	164,874	3,607,443
CoreLogic, Inc. (a)	146,089	5,725,228
CSG Systems International, Inc.	47,456	1,870,241
CSP, Inc.	3,696	32,377
CSRA, Inc.	230,351	6,869,067
DST Systems, Inc.	49,565	5,927,974
Edgewater Technology, Inc. (a)	2,875	19,953
EPAM Systems, Inc. (a)	77,553	5,710,227
Euronet Worldwide, Inc. (a)	88,098	7,292,752
Everi Holdings, Inc. (a)	85,750	278,688
EVERTEC, Inc.	87,336	1,471,612
ExlService Holdings, Inc. (a)	51,941	2,319,685
Fidelity National Information Services, Inc.	529,339	43,548,720
First Data Corp. Class A (a)	304,115	4,896,252
Fiserv, Inc. (a)	346,932	40,035,953
FleetCor Technologies, Inc. (a)	148,866	25,307,220
Forrester Research, Inc.	17,100	624,150
Gartner, Inc. (a)	130,792	13,499,042
Genpact Ltd.	232,461	5,634,855
Global Payments, Inc.	246,153	19,615,933
Hackett Group, Inc.	31,811	641,310
IBM Corp.	1,385,939	249,219,551
Information Services Group, Inc. (a)	18,000	57,060
Innodata, Inc. (a)	14,010	31,523
Jack Henry & Associates, Inc.	125,525	11,770,479
Leidos Holdings, Inc.	230,618	12,291,939
Lionbridge Technologies, Inc. (a)	69,212	397,969
ManTech International Corp. Class A	37,723	1,381,416
MasterCard, Inc. Class A	1,525,127	168,465,528
Mattersight Corp. (a)(b)	9,437	33,501
Maximus, Inc.	101,508	6,056,982
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,994
MoneyGram International, Inc. (a)	66,937	854,116
NCI, Inc. Class A	12,261	181,463
Neustar, Inc. Class A (a)	82,899	2,748,102
Paychex, Inc.	509,879	31,316,768
PayPal Holdings, Inc. (a)	1,802,971	75,724,782
Perficient, Inc. (a)	51,600	937,572
PFSweb, Inc. (a)	22,457	157,424
Planet Payment, Inc. (a)	40,113	164,062
PRG-Schultz International, Inc. (a)	36,569	228,556
Sabre Corp. (b)	337,364	7,391,645
Science Applications International Corp.	69,636	6,056,243
ServiceSource International, Inc. (a)	93,929	370,080
Square, Inc. (a)	28,587	495,127
StarTek, Inc. (a)	7,341	64,968
Sykes Enterprises, Inc. (a)	63,873	1,738,623
Syntel, Inc.	56,060	991,701
Teletech Holdings, Inc.	29,721	900,546
Teradata Corp. (a)(b)	220,606	6,860,847
The Western Union Co. (b)	785,793	15,432,975
Total System Services, Inc.	271,722	14,803,415
Travelport Worldwide Ltd.	241,707	3,069,679
Unisys Corp. (a)(b)	68,286	949,175
Vantiv, Inc. (a)	247,816	16,202,210
Virtusa Corp. (a)(b)	42,025	1,303,195
Visa, Inc. Class A	2,991,825	263,101,091
WEX, Inc. (a)	63,157	7,024,953
WidePoint Corp. (a)	71,654	50,874
		1,450,819,767
Semiconductors & Semiconductor Equipment - 3.1%
Acacia Communications, Inc. (b)	20,458	1,062,793
Advanced Energy Industries, Inc. (a)	70,933	4,404,939
Advanced Micro Devices, Inc. (a)(b)	1,216,220	17,586,541
AEHR Test Systems (a)(b)	3,126	16,380
Alpha & Omega Semiconductor Ltd. (a)	24,379	469,540
Amkor Technology, Inc. (a)	190,118	1,866,959
Amtech Systems, Inc. (a)	13,719	86,155
Analog Devices, Inc.	490,424	40,180,438
Applied Materials, Inc.	1,722,710	62,396,556
Axcelis Technologies, Inc. (a)	38,126	589,047
AXT, Inc. (a)	31,515	223,757
Broadcom Ltd.	637,088	134,380,972
Brooks Automation, Inc.	126,012	2,628,610
Cabot Microelectronics Corp.	37,906	2,623,853
Cavium, Inc. (a)(b)	105,337	6,900,627
Ceva, Inc. (a)	30,366	1,014,224
Cirrus Logic, Inc. (a)	100,461	5,432,931
Cohu, Inc.	84,544	1,407,658
Cree, Inc. (a)(b)	152,589	4,141,265
CVD Equipment Corp. (a)(b)	24,298	239,092
CyberOptics Corp. (a)	9,251	318,234
Cypress Semiconductor Corp. (b)	538,403	7,144,608
Diodes, Inc. (a)	57,239	1,366,295
DSP Group, Inc. (a)	64,723	676,355
Entegris, Inc. (a)	228,544	4,845,133
Exar Corp. (a)	139,495	1,459,118
Experi Corp.	79,771	2,859,790
First Solar, Inc. (a)(b)	127,867	4,627,507
FormFactor, Inc. (a)	107,124	1,140,871
GigOptix, Inc. (a)	62,672	191,776
GSI Technology, Inc. (a)	18,344	128,225
Impinj, Inc. (b)	14,583	413,574
Inphi Corp. (a)	64,122	3,009,887
Integrated Device Technology, Inc. (a)	224,546	5,368,895
Intel Corp.	7,598,446	275,063,745
Intermolecular, Inc. (a)	6,975	7,184
Intest Corp. (a)	2,175	10,766
IXYS Corp.	67,452	833,032
KLA-Tencor Corp.	250,797	22,601,826
Kopin Corp. (a)	69,745	246,200
Kulicke & Soffa Industries, Inc. (a)	102,964	2,107,673
Lam Research Corp.	257,126	30,479,716
Lattice Semiconductor Corp. (a)	185,835	1,313,853
Linear Technology Corp.	379,299	24,495,129
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	53,897	2,484,113
Marvell Technology Group Ltd.	706,338	11,018,873
Maxim Integrated Products, Inc.	460,069	20,381,057
MaxLinear, Inc. Class A (a)	86,669	2,256,861
Microchip Technology, Inc. (b)	347,530	25,202,876
Micron Technology, Inc. (a)	1,650,799	38,694,729
Microsemi Corp. (a)	188,099	9,747,290
MKS Instruments, Inc.	79,982	5,246,819
Monolithic Power Systems, Inc.	55,587	4,889,988
MoSys, Inc. (a)(b)	6,042	15,528
Nanometrics, Inc. (a)	38,377	1,044,238
NeoPhotonics Corp. (a)(b)	44,702	453,725
NVE Corp.	6,988	547,580
NVIDIA Corp.	863,502	87,628,183
ON Semiconductor Corp. (a)	661,663	10,010,961
PDF Solutions, Inc. (a)	38,716	827,748
Photronics, Inc. (a)	101,617	1,087,302
Pixelworks, Inc. (a)(b)	22,798	90,280
Power Integrations, Inc.	52,203	3,299,230
Qorvo, Inc. (a)(b)	204,968	13,548,385
Qualcomm, Inc.	2,370,456	133,883,355
QuickLogic Corp. (a)(b)	61,486	96,533
Rambus, Inc. (a)	170,226	2,138,039
Rubicon Technology, Inc. (a)(b)	25,049	14,027
Rudolph Technologies, Inc. (a)	69,669	1,497,884
Semtech Corp. (a)	111,258	3,721,580
Sigma Designs, Inc. (a)	51,095	298,906
Silicon Laboratories, Inc. (a)	69,347	4,680,923
Skyworks Solutions, Inc.	297,908	28,244,657
SolarEdge Technologies, Inc. (a)(b)	39,583	579,891
SunPower Corp. (a)(b)	97,783	856,579
Sunworks, Inc. (a)(b)	12,722	25,062
Synaptics, Inc. (a)	56,125	2,983,044
Teradyne, Inc.	339,570	9,657,371
Texas Instruments, Inc.	1,595,661	122,259,546
Ultra Clean Holdings, Inc. (a)	60,588	839,144
Ultratech, Inc. (a)	84,561	2,439,585
Veeco Instruments, Inc. (a)	64,085	1,752,725
Versum Materials, Inc. (a)	177,815	5,389,573
Xcerra Corp. (a)	72,566	634,227
Xilinx, Inc.	408,947	24,054,263
		1,262,884,409
Software - 4.4%
8x8, Inc. (a)	139,704	2,109,530
A10 Networks, Inc. (a)	73,118	691,696
ACI Worldwide, Inc. (a)	177,587	3,475,378
Activision Blizzard, Inc.	1,097,416	49,526,384
Adobe Systems, Inc. (a)	796,223	94,225,030
American Software, Inc. Class A	55,166	570,416
ANSYS, Inc. (a)	139,540	14,897,290
Aspen Technology, Inc. (a)	119,658	6,956,916
Asure Software, Inc. (a)	8,721	96,454
Autodesk, Inc. (a)	312,990	27,011,037
Barracuda Networks, Inc. (a)	58,271	1,378,692
Blackbaud, Inc.	77,240	5,524,205
Bottomline Technologies, Inc. (a)	62,280	1,553,886
BroadSoft, Inc. (a)(b)	46,995	2,011,386
BSQUARE Corp. (a)	11,182	57,587
CA Technologies, Inc.	497,389	16,050,743
Cadence Design Systems, Inc. (a)	470,063	14,524,947
Callidus Software, Inc. (a)	95,640	1,802,814
CDK Global, Inc.	240,461	15,973,824
Citrix Systems, Inc. (a)	249,641	19,709,157
CommVault Systems, Inc. (a)	75,089	3,683,115
Covisint Corp. (a)	39,763	79,526
Datawatch Corp. (a)	9,730	73,948
Digimarc Corp. (a)(b)	14,767	372,128
Digital Turbine, Inc. (a)(b)	41,910	36,462
Document Security Systems, Inc. (a)	4,956	6,443
Ebix, Inc.	35,461	2,216,313
Electronic Arts, Inc. (a)	483,507	41,823,356
Ellie Mae, Inc. (a)	54,952	5,251,213
EnerNOC, Inc. (a)(b)	34,204	186,412
Everbridge, Inc. (b)	29,747	566,383
Evolving Systems, Inc.	4,973	23,124
Exa Corp. (a)	15,758	246,928
Fair Isaac Corp.	47,852	6,224,110
FalconStor Software, Inc. (a)	37,427	22,082
FireEye, Inc. (a)(b)	226,536	2,550,795
Form Holdings Corp. (a)(b)	9,862	21,795
Fortinet, Inc. (a)	237,153	8,857,665
Gigamon, Inc. (a)	48,659	1,656,839
Glu Mobile, Inc. (a)(b)	173,754	335,345
GSE Systems, Inc. (a)	388	1,280
Guidance Software, Inc. (a)	26,710	182,162
Guidewire Software, Inc. (a)	116,451	6,362,883
HubSpot, Inc. (a)(b)	54,014	3,213,833
Imperva, Inc. (a)	43,161	1,769,601
Inseego Corp. (a)(b)	35,452	102,102
Intuit, Inc.	390,298	48,958,981
Jive Software, Inc. (a)	60,361	265,588
Manhattan Associates, Inc. (a)	113,356	5,684,803
Mentor Graphics Corp.	174,753	6,483,336
Microsoft Corp.	12,461,728	797,301,357
MicroStrategy, Inc. Class A (a)	16,727	3,209,577
Mitek Systems, Inc. (a)	45,058	281,613
MobileIron, Inc. (a)	70,668	339,206
Model N, Inc. (a)	64,636	688,373
Monotype Imaging Holdings, Inc.	66,977	1,349,587
NetSol Technologies, Inc. (a)	10,165	51,842
Nuance Communications, Inc. (a)	395,642	6,737,783
Oracle Corp.	4,801,244	204,484,982
Parametric Technology Corp. (a)	187,518	10,105,345
Park City Group, Inc. (a)(b)	18,083	256,779
Paycom Software, Inc. (a)(b)	65,084	3,503,472
Paylocity Holding Corp. (a)(b)	39,896	1,406,733
Pegasystems, Inc.	63,152	2,715,536
Polarityte, Inc. (a)(b)	475	3,007
Progress Software Corp.	78,882	2,262,336
Proofpoint, Inc. (a)(b)	66,377	5,228,516
PROS Holdings, Inc. (a)	40,708	945,647
QAD, Inc.:
Class A	10,065	276,284
Class B	4,298	90,731
Qualys, Inc. (a)	50,519	1,765,639
Rapid7, Inc. (a)	27,175	411,701
RealPage, Inc. (a)	95,369	3,218,704
Red Hat, Inc. (a)	289,148	23,944,346
RingCentral, Inc. (a)	98,835	2,638,895
Rosetta Stone, Inc. (a)	15,141	118,857
Salesforce.com, Inc. (a)	1,023,967	83,299,715
Scan-Optics, Inc. (a)	300	0
SeaChange International, Inc. (a)	36,866	91,796
ServiceNow, Inc. (a)	261,956	22,769,216
Silver Spring Networks, Inc. (a)	57,002	698,845
SITO Mobile Ltd. (a)(b)	17,979	34,699
Smith Micro Software, Inc. (a)	10,363	13,576
Sonic Foundry, Inc. (a)	155	770
Splunk, Inc. (a)(b)	218,583	13,493,129
SS&C Technologies Holdings, Inc.	274,597	9,616,387
Symantec Corp.	990,544	28,299,842
Synchronoss Technologies, Inc. (a)(b)	70,331	1,904,563
Synopsys, Inc. (a)	236,722	16,911,420
Tableau Software, Inc. (a)	88,599	4,672,711
Take-Two Interactive Software, Inc. (a)	165,320	9,419,934
Tangoe, Inc. (a)	45,871	262,841
TeleNav, Inc. (a)	40,687	331,599
The Rubicon Project, Inc. (a)	59,339	518,623
TiVo Corp.	199,718	3,694,783
Tyler Technologies, Inc. (a)	52,923	8,025,773
Ultimate Software Group, Inc. (a)(b)	48,052	9,292,776
Varonis Systems, Inc. (a)	31,174	854,168
Vasco Data Security International, Inc. (a)	48,861	635,193
Verint Systems, Inc. (a)	104,276	3,936,419
VirnetX Holding Corp. (a)(b)	93,723	210,877
VMware, Inc. Class A (a)(b)	110,564	9,938,598
Workday, Inc. Class A (a)(b)	197,291	16,361,343
Workiva, Inc. (a)	27,316	408,374
Zedge, Inc. (a)	14,921	51,776
Zendesk, Inc. (a)	130,945	3,565,632
Zix Corp. (a)	69,803	349,713
Zynga, Inc. (a)	1,220,225	3,233,596
		1,751,641,458
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp. (a)(b)	162,227	2,465,850
Apple, Inc.	8,551,739	1,171,502,652
Astro-Med, Inc.	4,606	62,411
Avid Technology, Inc. (a)(b)	38,570	216,763
Concurrent Computer Corp.	6,675	33,442
CPI Card Group (b)	22,281	100,265
Cray, Inc. (a)	76,017	1,584,954
Crossroads Systems, Inc. (a)(b)	680	2,618
Dataram Corp. (a)	185	255
Diebold Nixdorf, Inc.	123,985	3,744,347
Eastman Kodak Co. (a)	64,018	918,658
Electronics for Imaging, Inc. (a)(b)	82,143	3,784,328
Glassbridge Enterprises, Inc. (a)(b)	4,203	31,270
Hewlett Packard Enterprise Co.	2,679,025	61,135,351
HP, Inc.	2,748,879	47,748,028
Immersion Corp. (a)(b)	59,681	652,313
Intevac, Inc. (a)	17,689	178,659
NCR Corp. (a)	199,002	9,566,026
NetApp, Inc.	439,824	18,397,838
Nimble Storage, Inc. (a)	92,912	842,712
Pure Storage, Inc. Class A (a)(b)	123,409	1,406,863
Quantum Corp. (a)	334,686	291,177
Seagate Technology LLC (b)	470,862	22,690,840
Super Micro Computer, Inc. (a)	53,821	1,399,346
Transact Technologies, Inc.	3,411	25,241
U.S.A. Technologies, Inc. (a)	38,549	154,196
Western Digital Corp.	457,170	35,147,230
Xerox Corp.	1,400,963	10,423,165
Xplore Technologies Corp. (a)	2,067	4,341
		1,394,511,139

TOTAL INFORMATION TECHNOLOGY		8,268,791,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,522,091
Advanced Emissions Solutions, Inc. (a)(b)	57,241	616,486
AdvanSix, Inc. (a)	46,239	1,261,400
AgroFresh Solutions, Inc. (a)(b)	38,931	105,503
Air Products & Chemicals, Inc.	346,044	48,608,801
Albemarle Corp. U.S.	180,321	18,304,385
American Vanguard Corp.	32,955	519,041
Ashland Global Holdings, Inc.	101,783	12,281,137
Axalta Coating Systems (a)	339,103	9,871,288
Balchem Corp.	53,639	4,675,712
BioAmber, Inc. (a)(b)	17,794	61,033
Cabot Corp.	106,306	6,163,622
Calgon Carbon Corp.	83,129	1,172,119
Celanese Corp. Class A	227,640	20,298,659
CF Industries Holdings, Inc. (b)	369,845	11,620,530
Chase Corp.	10,028	917,061
Chemtura Corp. (a)	98,759	3,273,861
Codexis, Inc. (a)	27,884	114,324
Core Molding Technologies, Inc. (a)	10,858	175,791
E.I. du Pont de Nemours & Co.	1,398,315	109,823,660
Eastman Chemical Co.	234,015	18,779,704
Ecolab, Inc.	423,996	52,562,784
Ferro Corp. (a)	133,620	1,870,680
Flotek Industries, Inc. (a)(b)	98,612	1,333,234
FMC Corp.	216,113	12,452,431
FutureFuel Corp.	37,844	500,676
H.B. Fuller Co.	88,055	4,350,798
Hawkins, Inc.	13,930	688,839
Huntsman Corp.	317,265	7,170,189
Ingevity Corp. (a)	71,031	3,833,543
Innophos Holdings, Inc.	32,175	1,704,953
Innospec, Inc.	41,822	2,730,977
International Flavors & Fragrances, Inc.	128,374	16,136,612
Intrepid Potash, Inc. (a)	76,176	152,352
KMG Chemicals, Inc.	10,303	378,738
Koppers Holdings, Inc. (a)	30,390	1,332,602
Kraton Performance Polymers, Inc. (a)	48,417	1,318,395
Kronos Worldwide, Inc.	34,238	474,539
LSB Industries, Inc. (a)(b)	28,693	311,893
LyondellBasell Industries NV Class A	533,778	48,701,905
Marrone Bio Innovations, Inc. (a)(b)	15,737	30,845
Minerals Technologies, Inc.	58,663	4,531,717
Monsanto Co.	700,872	79,780,260
NewMarket Corp.	15,387	6,703,962
Olin Corp.	265,297	8,245,431
OMNOVA Solutions, Inc. (a)	52,644	486,957
Platform Specialty Products Corp. (a)(b)	348,544	4,597,295
PolyOne Corp.	133,312	4,489,948
PPG Industries, Inc.	423,173	43,345,610
Praxair, Inc.	456,090	54,142,444
Quaker Chemical Corp.	19,799	2,607,132
Rayonier Advanced Materials, Inc. (b)	58,598	777,009
RPM International, Inc.	209,983	11,189,994
Senomyx, Inc. (a)(b)	66,138	74,736
Sensient Technologies Corp.	74,039	5,918,678
Sherwin-Williams Co.	129,017	39,806,905
Stepan Co.	30,263	2,288,185
Terravia Holdings, Inc. (a)(b)	98,314	92,120
The Chemours Co. LLC	286,981	9,659,780
The Dow Chemical Co.	1,801,554	112,164,752
The Mosaic Co.	564,989	17,622,007
The Scotts Miracle-Gro Co. Class A	73,052	6,620,703
Trecora Resources (a)	28,770	346,679
Tredegar Corp.	71,882	1,365,758
Trinseo SA	70,468	4,872,862
Tronox Ltd. Class A	95,961	1,663,004
Valhi, Inc.	35,553	118,391
Valspar Corp.	116,273	12,931,883
W.R. Grace & Co.	111,862	7,924,304
Westlake Chemical Corp.	59,202	3,755,183
Yield10 Bioscience, Inc. (a)	6,939	2,486
		876,329,368
Construction Materials - 0.2%
Eagle Materials, Inc.	77,760	8,064,490
Forterra, Inc.	32,917	652,744
Headwaters, Inc. (a)	124,778	2,869,894
Martin Marietta Materials, Inc.	100,772	21,761,713
Summit Materials, Inc.	172,319	4,116,701
U.S. Concrete, Inc. (a)(b)	21,607	1,361,241
United States Lime & Minerals, Inc.	2,200	167,552
Vulcan Materials Co.	211,402	25,497,195
		64,491,530
Containers & Packaging - 0.4%
Aptargroup, Inc.	103,613	7,720,205
Avery Dennison Corp.	142,461	11,498,027
Ball Corp.	282,558	20,776,490
Bemis Co., Inc.	156,089	7,737,332
Berry Plastics Group, Inc. (a)	201,261	10,129,466
Crown Holdings, Inc. (a)	224,816	12,047,889
Graphic Packaging Holding Co.	493,965	6,594,433
Greif, Inc. Class A	63,236	3,606,349
International Paper Co.	653,865	34,458,686
Myers Industries, Inc.	29,894	420,011
Owens-Illinois, Inc. (a)	264,706	5,241,179
Packaging Corp. of America	147,453	13,629,081
Sealed Air Corp.	310,243	14,420,095
Silgan Holdings, Inc.	59,310	3,536,062
Sonoco Products Co.	162,407	8,659,541
UFP Technologies, Inc. (a)	14,187	340,488
WestRock Co.	400,573	21,518,782
		182,334,116
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	481,818	4,013,544
Alcoa Corp.	235,537	8,147,225
Allegheny Technologies, Inc. (b)	174,474	3,351,646
Ampco-Pittsburgh Corp.	10,414	152,044
Atkore International Group, Inc.	35,003	917,779
Carpenter Technology Corp.	80,027	3,245,895
Century Aluminum Co. (a)(b)	86,859	1,223,409
Cliffs Natural Resources, Inc. (a)	429,608	4,579,621
Coeur d'Alene Mines Corp. (a)	297,840	2,558,446
Commercial Metals Co.	175,382	3,705,822
Compass Minerals International, Inc.	56,608	4,290,886
Comstock Mining, Inc. (a)	56,723	13,653
Freeport-McMoRan, Inc. (a)	2,126,865	28,499,991
Friedman Industries	2,001	12,906
General Moly, Inc. (a)	60,513	32,011
Gold Resource Corp.	109,163	565,464
Golden Minerals Co. (a)(b)	71,014	43,326
Handy & Harman Ltd. (a)	5,646	134,657
Haynes International, Inc.	18,364	717,298
Hecla Mining Co.	629,921	3,514,959
Kaiser Aluminum Corp.	27,980	2,205,663
Materion Corp.	30,858	1,075,401
McEwen Mining, Inc. (b)	351,327	1,205,052
Newmont Mining Corp.	856,059	29,311,460
Nucor Corp.	506,948	31,719,736
Olympic Steel, Inc.	12,703	307,159
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	101,427
Real Industries, Inc. (a)	30,069	153,352
Reliance Steel & Aluminum Co.	117,143	9,916,155
Royal Gold, Inc.	107,498	7,100,243
Ryerson Holding Corp. (a)	16,025	173,871
Schnitzer Steel Industries, Inc. Class A	47,241	1,124,336
Solitario Exploration & Royalty Corp. (a)	18,115	13,224
Steel Dynamics, Inc.	392,468	14,364,329
Stillwater Mining Co. (a)	196,719	3,356,026
SunCoke Energy, Inc. (a)	99,267	967,853
Synalloy Corp. (a)	8,615	90,027
TimkenSteel Corp. (a)(b)	69,807	1,460,362
U.S. Antimony Corp. (a)	24,962	9,486
United States Steel Corp.	272,159	10,537,996
Universal Stainless & Alloy Products, Inc. (a)	6,659	96,489
Worthington Industries, Inc.	71,924	3,527,872
		188,552,028
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	63,767	1,728,086
Clearwater Paper Corp. (a)	24,633	1,369,595
Deltic Timber Corp.	17,765	1,320,295
Domtar Corp.	101,407	3,862,593
Kapstone Paper & Packaging Corp.	133,397	3,014,772
Louisiana-Pacific Corp. (a)	229,727	5,416,963
Mercer International, Inc. (SBI)	60,804	732,688
Neenah Paper, Inc.	27,129	1,987,199
P.H. Glatfelter Co.	69,408	1,533,917
Rentech, Inc. (a)	27,522	21,470
Resolute Forest Products (a)	135,020	614,341
Schweitzer-Mauduit International, Inc.	48,432	1,987,165
Verso Corp. (a)	59,171	463,309
		24,052,393

TOTAL MATERIALS		1,335,759,435

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	161,267	5,165,382
Agree Realty Corp. (b)	50,269	2,494,850
Alexanders, Inc.	6,076	2,656,123
Alexandria Real Estate Equities, Inc.	141,451	16,876,519
American Assets Trust, Inc.	89,595	3,942,180
American Campus Communities, Inc.	218,683	11,174,701
American Homes 4 Rent Class A	343,715	8,170,106
American Tower Corp.	681,075	78,180,599
Apartment Investment & Management Co. Class A	250,395	11,650,879
Apple Hospitality (REIT), Inc.	239,895	4,711,538
Armada Hoffler Properties, Inc.	73,011	1,018,503
Ashford Hospitality Prime, Inc.	37,189	485,316
Ashford Hospitality Trust, Inc.	123,613	812,137
AvalonBay Communities, Inc.	220,479	40,519,631
Bluerock Residential Growth (REIT), Inc.	90,320	1,127,194
Boston Properties, Inc.	242,166	33,668,339
Brandywine Realty Trust (SBI)	276,702	4,609,855
Brixmor Property Group, Inc.	404,071	9,431,017
BRT Realty Trust (a)	189,164	1,624,919
Camden Property Trust (SBI)	137,238	11,617,197
Care Capital Properties, Inc.	134,566	3,537,740
CareTrust (REIT), Inc.	113,682	1,793,902
CatchMark Timber Trust, Inc.	100,692	1,087,474
CBL & Associates Properties, Inc.	262,246	2,630,327
Cedar Shopping Centers, Inc.	134,023	786,715
Chatham Lodging Trust	57,137	1,144,454
Chesapeake Lodging Trust	85,461	2,064,738
City Office REIT, Inc.	67,579	880,554
Colony NorthStar, Inc. (b)	895,699	13,148,861
Colony Starwood Homes (b)	75,522	2,484,674
Columbia Property Trust, Inc.	198,850	4,591,447
Communications Sales & Leasing, Inc.	223,544	6,476,070
Community Healthcare Trust, Inc.	41,798	994,374
Condor Hospitality Trust, Inc.	703	1,497
CorEnergy Infrastructure Trust, Inc.	14,135	504,478
CoreSite Realty Corp.	54,413	4,900,979
Corporate Office Properties Trust (SBI)	143,522	4,892,665
Corrections Corp. of America	186,869	6,297,485
Cousins Properties, Inc.	554,301	4,739,274
Crown Castle International Corp.	576,336	53,904,706
CubeSmart	296,680	8,084,530
CyrusOne, Inc.	122,762	6,248,586
DCT Industrial Trust, Inc.	141,882	6,787,635
DDR Corp.	501,615	7,253,353
DiamondRock Hospitality Co.	300,095	3,262,033
Digital Realty Trust, Inc. (b)	251,028	27,111,024
Douglas Emmett, Inc.	247,389	9,979,672
Duke Realty LP	555,522	14,243,584
DuPont Fabros Technology, Inc.	124,151	6,392,535
Easterly Government Properties, Inc.	30,760	635,809
EastGroup Properties, Inc.	46,143	3,430,271
Education Realty Trust, Inc.	129,203	5,445,906
Empire State Realty Trust, Inc.	186,050	4,057,751
EPR Properties	106,196	8,172,844
Equinix, Inc.	113,691	42,755,774
Equity Commonwealth (a)	193,982	6,063,877
Equity Lifestyle Properties, Inc.	132,199	10,525,684
Equity One, Inc.	160,382	5,077,694
Equity Residential (SBI)	583,842	36,822,915
Essex Property Trust, Inc. (b)	104,105	24,433,444
Extra Space Storage, Inc.	199,462	15,795,396
Farmland Partners, Inc. (b)	105,443	1,204,159
Federal Realty Investment Trust (SBI)	112,463	15,826,918
FelCor Lodging Trust, Inc.	200,216	1,451,566
First Industrial Realty Trust, Inc.	184,151	4,953,662
First Potomac Realty Trust	85,240	851,548
Forest City Realty Trust, Inc. Class A	359,272	8,209,365
Four Corners Property Trust, Inc.	103,212	2,289,242
Franklin Street Properties Corp.	156,624	1,940,571
Gaming & Leisure Properties	310,006	9,920,192
General Growth Properties, Inc.	933,476	23,206,213
Getty Realty Corp.	48,238	1,273,001
Gladstone Commercial Corp. (b)	76,606	1,594,171
Gladstone Land Corp.	8,000	102,400
Global Net Lease, Inc.	250,435	2,053,567
Government Properties Income Trust (b)	114,158	2,352,796
Gramercy Property Trust (b)	222,366	6,217,353
HCP, Inc.	737,088	24,169,116
Healthcare Realty Trust, Inc.	189,626	6,060,447
Healthcare Trust of America, Inc.	215,077	6,919,027
Hersha Hospitality Trust	71,283	1,390,731
Highwoods Properties, Inc. (SBI)	169,915	8,918,838
Hospitality Properties Trust (SBI)	269,986	8,580,155
Host Hotels & Resorts, Inc.	1,169,046	21,031,138
Hudson Pacific Properties, Inc.	229,267	8,386,587
Independence Realty Trust, Inc.	102,753	944,300
InfraReit, Inc.	82,809	1,378,770
Investors Real Estate Trust	202,786	1,318,109
Iron Mountain, Inc.	391,246	14,221,792
iStar Financial, Inc. (a)(b)	102,599	1,235,292
Jernigan Capital, Inc.	3,052	65,649
Kilroy Realty Corp.	153,541	11,845,688
Kimco Realty Corp.	670,212	16,252,641
Kite Realty Group Trust	145,444	3,294,307
Lamar Advertising Co. Class A (b)	129,224	9,753,828
LaSalle Hotel Properties (SBI)	176,035	5,087,412
Lexington Corporate Properties Trust	345,008	3,850,289
Liberty Property Trust (SBI)	229,311	9,044,026
Life Storage, Inc.	72,668	6,440,565
LTC Properties, Inc.	62,032	2,992,424
Mack-Cali Realty Corp.	122,465	3,569,855
MedEquities Realty Trust, Inc.	56,982	621,674
Medical Properties Trust, Inc.	488,898	6,561,011
Mid-America Apartment Communities, Inc.	180,627	18,555,812
Monmouth Real Estate Investment Corp. Class A	107,747	1,573,106
Monogram Residential Trust, Inc.	257,535	2,650,035
National Health Investors, Inc.	63,380	4,799,134
National Retail Properties, Inc.	231,947	10,493,282
National Storage Affiliates Trust	66,569	1,612,301
New Senior Investment Group, Inc.	149,321	1,582,803
NexPoint Residential Trust, Inc.	32,020	763,677
NorthStar Realty Europe Corp.	77,758	943,982
Omega Healthcare Investors, Inc.	315,695	10,304,285
One Liberty Properties, Inc.	42,541	1,045,232
Outfront Media, Inc.	225,734	5,857,797
Paramount Group, Inc.	304,533	5,308,010
Parkway, Inc.	63,019	1,322,139
Pebblebrook Hotel Trust (b)	104,963	3,017,686
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,740,156
Physicians Realty Trust	227,428	4,530,366
Piedmont Office Realty Trust, Inc. Class A	250,343	5,742,868
Potlatch Corp.	63,794	2,822,885
Power (REIT) (a)	718	4,825
Preferred Apartment Communities, Inc. Class A	29,993	409,704
Prologis, Inc.	850,225	43,403,986
PS Business Parks, Inc.	31,822	3,698,035
Public Storage	237,873	54,106,593
QTS Realty Trust, Inc. Class A	76,420	4,019,692
Quality Care Properties, Inc. (a)	156,460	2,969,611
RAIT Financial Trust	116,629	391,873
Ramco-Gershenson Properties Trust (SBI)	128,503	2,012,357
Rayonier, Inc.	191,909	5,496,274
Realty Income Corp. (b)	411,177	25,196,927
Regency Centers Corp.	161,500	11,361,525
Retail Opportunity Investments Corp.	189,056	4,159,232
Retail Properties America, Inc.	368,229	5,674,409
Rexford Industrial Realty, Inc.	93,456	2,147,619
RLJ Lodging Trust	206,953	4,710,250
Ryman Hospitality Properties, Inc.	78,979	5,091,776
Sabra Health Care REIT, Inc.	99,253	2,699,682
Saul Centers, Inc.	23,905	1,530,876
Select Income REIT	130,864	3,402,464
Senior Housing Properties Trust (SBI)	396,382	8,125,831
Seritage Growth Properties (b)	43,689	2,030,665
Silver Bay Realty Trust Corp.	47,769	1,028,467
Simon Property Group, Inc.	504,959	93,114,440
SL Green Realty Corp.	160,428	18,077,027
Sotherly Hotels, Inc.	2,721	18,639
Spirit Realty Capital, Inc.	794,874	8,735,665
Stag Industrial, Inc.	116,397	3,006,535
Store Capital Corp.	275,626	6,865,844
Summit Hotel Properties, Inc.	122,449	1,884,490
Sun Communities, Inc.	108,284	8,969,164
Sunstone Hotel Investors, Inc.	339,094	5,001,637
Tanger Factory Outlet Centers, Inc.	140,583	4,761,546
Taubman Centers, Inc.	92,439	6,448,545
Terreno Realty Corp.	71,122	1,970,079
The GEO Group, Inc.	120,183	5,721,913
The Macerich Co.	187,597	12,640,286
TIER REIT, Inc.	108,647	1,964,338
UDR, Inc.	420,391	15,344,272
UMH Properties, Inc.	79,886	1,186,307
Universal Health Realty Income Trust (SBI)	38,916	2,497,629
Urban Edge Properties	150,104	4,162,384
Urstadt Biddle Properties, Inc. Class A	50,401	1,122,934
Ventas, Inc.	567,994	36,948,010
VEREIT, Inc.	1,542,611	13,991,482
Vornado Realty Trust	275,041	30,218,755
Washington REIT (SBI)	128,414	4,200,422
Weingarten Realty Investors (SBI)	181,930	6,453,057
Welltower, Inc.	584,537	41,139,714
Weyerhaeuser Co.	1,190,916	40,157,688
Whitestone REIT Class B	105,336	1,491,558
WP Carey, Inc.	185,070	11,676,066
WP Glimcher, Inc.	269,386	2,497,208
Xenia Hotels & Resorts, Inc.	170,955	3,003,679
		1,560,369,653
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,417,705
Altisource Portfolio Solutions SA (a)(b)	18,423	442,705
CBRE Group, Inc. (a)	482,124	17,173,257
Consolidated-Tomoka Land Co.	6,987	385,123
Forestar Group, Inc. (a)	38,487	511,877
FRP Holdings, Inc. (a)	3,842	144,459
HFF, Inc.	50,180	1,487,837
Howard Hughes Corp. (a)	58,205	6,773,316
Jones Lang LaSalle, Inc.	71,981	8,256,221
Kennedy-Wilson Holdings, Inc.	142,223	3,136,017
Marcus & Millichap, Inc. (a)	19,559	534,939
Maui Land & Pineapple, Inc. (a)	31,310	284,921
RE/MAX Holdings, Inc.	27,266	1,567,795
Realogy Holdings Corp.	223,358	6,187,017
Stratus Properties, Inc. (a)	12,801	382,110
Tejon Ranch Co. (a)	21,096	486,263
The St. Joe Co. (a)(b)	114,817	1,900,221
Transcontinental Realty Investors, Inc. (a)	20,697	413,940
		53,485,723

TOTAL REAL ESTATE		1,613,855,376

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
Alaska Communication Systems Group, Inc. (a)	135,810	226,803
AT&T, Inc.	9,855,314	411,853,572
Atlantic Tele-Network, Inc.	20,159	1,378,674
CenturyLink, Inc. (b)	866,461	21,020,344
Cincinnati Bell, Inc. (a)	63,133	1,218,467
Cogent Communications Group, Inc.	64,769	2,684,675
Consolidated Communications Holdings, Inc. (b)	72,849	1,642,745
FairPoint Communications, Inc. (a)	43,838	694,832
Frontier Communications Corp. (b)	1,835,343	5,377,555
General Communications, Inc. Class A (a)	45,133	909,430
Globalstar, Inc. (a)(b)	552,886	757,454
Hawaiian Telcom Holdco, Inc. (a)	15,790	380,855
IDT Corp. Class B	44,765	863,965
Intelsat SA (a)(b)	61,651	307,022
Iridium Communications, Inc. (a)(b)	122,967	1,069,813
Level 3 Communications, Inc. (a)	465,669	26,659,550
Lumos Networks Corp. (a)	30,848	546,318
Ooma, Inc. (a)	37,459	380,209
ORBCOMM, Inc. (a)	100,896	864,679
Pareteum Corp. (a)	2,527	7,354
PDVWireless, Inc. (a)(b)	18,833	484,950
SBA Communications Corp. Class A (a)	201,070	23,277,874
Straight Path Communications, Inc. Class B (a)(b)	13,737	468,157
Verizon Communications, Inc.	6,542,570	324,707,749
Vonage Holdings Corp. (a)	343,700	2,069,074
Windstream Holdings, Inc. (b)	322,467	2,408,828
Zayo Group Holdings, Inc. (a)	148,124	4,668,868
		836,929,816
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	122,623
Boingo Wireless, Inc. (a)	75,566	824,425
NII Holdings, Inc. (a)(b)	134,717	269,434
Shenandoah Telecommunications Co.	75,836	2,130,992
Spok Holdings, Inc.	43,148	785,294
Sprint Corp. (a)(b)	1,013,242	8,926,662
T-Mobile U.S., Inc. (a)	457,122	28,583,839
Telephone & Data Systems, Inc.	138,279	3,737,681
U.S. Cellular Corp. (a)	27,310	1,021,121
		46,402,071

TOTAL TELECOMMUNICATION SERVICES		883,331,887

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	79,147	5,319,470
Alliant Energy Corp.	389,728	15,386,461
American Electric Power Co., Inc.	792,780	53,092,477
Duke Energy Corp.	1,095,100	90,400,505
Edison International	520,016	41,466,076
El Paso Electric Co.	71,253	3,480,709
Entergy Corp.	285,840	21,912,494
Eversource Energy	501,446	29,414,822
Exelon Corp.	1,476,787	54,212,851
FirstEnergy Corp.	673,162	21,830,644
Genie Energy Ltd. Class B	24,074	131,203
Great Plains Energy, Inc.	316,244	9,190,051
Hawaiian Electric Industries, Inc.	182,305	6,067,110
IDACORP, Inc.	88,841	7,367,584
MGE Energy, Inc.	60,635	3,877,608
NextEra Energy, Inc.	746,158	97,746,698
OGE Energy Corp.	310,087	11,420,504
Otter Tail Corp.	81,371	3,059,550
PG&E Corp.	810,593	54,107,083
Pinnacle West Capital Corp.	178,279	14,652,751
PNM Resources, Inc.	139,589	5,067,081
Portland General Electric Co.	147,815	6,700,454
PPL Corp.	1,087,650	40,112,532
Southern Co.	1,548,492	78,694,363
Spark Energy, Inc. Class A, (b)	12,291	331,857
Westar Energy, Inc.	224,851	12,137,457
Xcel Energy, Inc.	818,663	35,783,760
		722,964,155
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	13,901,799
Chesapeake Utilities Corp.	25,261	1,741,746
Delta Natural Gas Co., Inc.	3,078	93,756
Gas Natural, Inc.	8,386	106,083
National Fuel Gas Co.	136,023	8,202,187
New Jersey Resources Corp.	133,342	5,253,675
Northwest Natural Gas Co.	56,327	3,385,253
ONE Gas, Inc.	86,513	5,670,927
South Jersey Industries, Inc.	125,264	4,386,745
Southwest Gas Holdings, Inc.	71,765	6,138,060
Spire, Inc.	75,679	4,987,246
UGI Corp.	278,864	13,449,611
WGL Holdings, Inc.	76,581	6,393,748
		73,710,836
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	7,909
Calpine Corp. (a)	567,379	6,644,008
Dynegy, Inc. (a)(b)	202,883	1,631,179
NRG Energy, Inc.	498,165	8,249,612
NRG Yield, Inc.:
Class A	44,523	748,432
Class C	119,926	2,086,712
Ormat Technologies, Inc.	63,023	3,474,458
Pattern Energy Group, Inc. (b)	114,646	2,383,490
TerraForm Global, Inc.	98,063	426,574
Terraform Power, Inc. (a)(b)	110,189	1,268,275
The AES Corp.	1,064,275	12,260,448
U.S. Geothermal, Inc. (a)	27,201	113,972
Vivint Solar, Inc. (a)(b)	34,907	120,429
		39,415,498
Multi-Utilities - 1.0%
Ameren Corp.	379,398	20,749,277
Avangrid, Inc.	102,665	4,488,514
Avista Corp.	107,062	4,268,562
Black Hills Corp.	88,586	5,747,460
CenterPoint Energy, Inc.	672,347	18,368,520
CMS Energy Corp.	431,055	19,190,569
Consolidated Edison, Inc.	478,355	36,852,469
Dominion Resources, Inc.	1,001,483	77,755,140
DTE Energy Co.	281,628	28,551,447
MDU Resources Group, Inc.	309,381	8,387,319
NiSource, Inc.	512,220	12,247,180
NorthWestern Energy Corp.	78,122	4,570,137
Public Service Enterprise Group, Inc.	823,366	37,858,369
SCANA Corp.	225,941	15,669,008
Sempra Energy	400,296	44,148,646
Unitil Corp.	55,250	2,464,150
Vectren Corp.	147,188	8,294,044
WEC Energy Group, Inc.	505,298	30,454,310
		380,065,121
Water Utilities - 0.1%
American States Water Co.	52,884	2,364,972
American Water Works Co., Inc.	268,835	20,969,130
Aqua America, Inc.	273,680	8,686,603
AquaVenture Holdings Ltd. (b)	6,097	100,601
Artesian Resources Corp. Class A	60,524	1,994,266
Cadiz, Inc. (a)(b)	23,060	337,829
California Water Service Group	83,616	3,072,888
Connecticut Water Service, Inc.	31,367	1,789,487
Middlesex Water Co.	39,650	1,492,823
Pure Cycle Corp. (a)	17,116	88,147
SJW Corp.	29,404	1,426,976
York Water Co.	40,150	1,445,400
		43,769,122

TOTAL UTILITIES		1,259,924,732

TOTAL COMMON STOCKS
(Cost $26,047,894,982)		39,876,637,535
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.56% 3/30/17 to 8/17/17 (c)
(Cost $14,982,921)	15,000,000	14,980,825
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.60% (d)	315,480,071	$315,543,167
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,708,608,055	1,708,949,777
TOTAL MONEY MARKET FUNDS
(Cost $2,024,194,134)		2,024,492,944
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $28,087,072,037)		41,916,111,304
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,825,444,098)
NET ASSETS - 100%		$40,090,667,206

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,491 CME E-mini S&P 500 Index Contracts (United States)	March 2017	176,146,740	$8,749,955
74 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	12,784,980	409,105
368 ICE Russell 2000 Index Contracts (United States)	March 2017	25,484,000	489,686
TOTAL FUTURES CONTRACTS			$9,648,746

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,980,825.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,011,893
Fidelity Securities Lending Cash Central Fund	14,176,289
Total	$15,188,182

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,970,188,575	$4,970,188,575	$--	$--
Consumer Staples	3,334,591,011	3,334,581,457	--	9,554
Energy	2,468,301,458	2,468,301,458	--	--
Financials	6,110,999,447	6,110,998,421	1,026	--
Health Care	5,342,399,890	5,340,706,615	1,183,826	509,449
Industrials	4,288,493,793	4,288,493,793	--	--
Information Technology	8,268,791,931	8,268,791,931	--	--
Materials	1,335,759,435	1,335,759,435	--	--
Real Estate	1,613,855,376	1,613,855,376	--	--
Telecommunication Services	883,331,887	883,331,887	--	--
Utilities	1,259,924,732	1,259,924,732	--	--
U.S. Government and Government Agency Obligations	14,980,825	--	14,980,825	--
Money Market Funds	2,024,492,944	2,024,492,944	--	--
Total Investments in Securities:	$41,916,111,304	$41,899,426,624	$16,165,677	$519,003
Derivative Instruments:
Assets
Futures Contracts	$9,648,746	$9,648,746	$--	$--
Total Assets	$9,648,746	$9,648,746	$--	$--
Total Derivative Instruments:	$9,648,746	$9,648,746	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,648,746	$0
Total Equity Risk	9,648,746	0
Total Value of Derivatives	$9,648,746	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,646,153,477) — See accompanying schedule: Unaffiliated issuers (cost $26,062,877,903)	$39,891,618,360
Fidelity Central Funds (cost $2,024,194,134)	2,024,492,944
Total Investments (cost $28,087,072,037)		$41,916,111,304
Segregated cash with brokers for derivative instruments		1,963,310
Cash		10,713,726
Receivable for investments sold		53,023,673
Receivable for fund shares sold		36,236,866
Dividends receivable		73,187,011
Distributions receivable from Fidelity Central Funds		862,583
Receivable for daily variation margin for derivative instruments		2,908
Other receivables		586,784
Total assets		42,092,688,165
Liabilities
Payable for investments purchased	$76,310,103
Payable for fund shares redeemed	213,690,066
Accrued management fee	492,873
Payable for daily variation margin for derivative instruments	1,726,801
Other affiliated payables	655,003
Other payables and accrued expenses	555,334
Collateral on securities loaned	1,708,590,779
Total liabilities		2,002,020,959
Net Assets		$40,090,667,206
Net Assets consist of:
Paid in capital		$26,233,601,446
Undistributed net investment income		113,906,017
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,528,270)
Net unrealized appreciation (depreciation) on investments		13,838,688,013
Net Assets		$40,090,667,206
Investor Class:
Net Asset Value, offering price and redemption price per share ($736,988,934 ÷ 10,806,354 shares)		$68.20
Premium Class:
Net Asset Value, offering price and redemption price per share ($23,288,506,884 ÷ 341,454,962 shares)		$68.20
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,345,440,974 ÷ 34,393,161 shares)		$68.19
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,684,669,067 ÷ 68,700,436 shares)		$68.19
Class F:
Net Asset Value, offering price and redemption price per share ($9,035,061,347 ÷ 132,461,164 shares)		$68.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$692,361,327
Interest		67,962
Income from Fidelity Central Funds (including $14,176,289 from security lending)		15,188,182
Total income		707,617,471
Expenses
Management fee	$7,326,483
Transfer agent fees	7,773,165
Independent trustees' fees and expenses	144,062
Interest	11,076
Miscellaneous	100,881
Total expenses before reductions	15,355,667
Expense reductions	(1,593,319)	13,762,348
Net investment income (loss)		693,855,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,792,975
Fidelity Central Funds	125,462
Foreign currency transactions	26
Futures contracts	47,034,266
Total net realized gain (loss)		214,952,729
Change in net unrealized appreciation (depreciation) on: Investment securities	7,083,107,720
Assets and liabilities in foreign currencies	(71)
Futures contracts	8,020,141
Total change in net unrealized appreciation (depreciation)		7,091,127,790
Net gain (loss)		7,306,080,519
Net increase (decrease) in net assets resulting from operations		$7,999,935,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$693,855,123	$584,597,412
Net realized gain (loss)	214,952,729	178,477,957
Change in net unrealized appreciation (depreciation)	7,091,127,790	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	7,999,935,642	(2,446,372,691)
Distributions to shareholders from net investment income	(649,892,693)	(577,075,341)
Distributions to shareholders from net realized gain	(218,645,122)	(159,400,626)
Total distributions	(868,537,815)	(736,475,967)
Share transactions - net increase (decrease)	3,500,265,848	3,139,186,419
Redemption fees	257,287	358,768
Total increase (decrease) in net assets	10,631,920,962	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$40,090,667,206	$29,458,746,244
Other Information
Undistributed net investment income end of period	$113,906,017	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnD	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.56)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnE,F	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsA,G
Expenses before reductions	.02%	.05%	.05%	.06%	.06%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateH	4%	3%	2%	2%	3%

 A Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund) (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$15,246,288,124
Gross unrealized depreciation	(1,564,642,689)
Net unrealized appreciation (depreciation) on securities	$13,681,645,435
Tax Cost	$28,234,465,869

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$135,611,214
Undistributed long-term capital gain	$40,363,885
Net unrealized appreciation (depreciation) on securities and other investments	$13,681,645,435

The tax character of distributions paid was as follows:

	February 28, 2017	February 29, 2016
Ordinary Income	$661,174,259	$577,075,341
Long-term Capital Gains	207,363,556	159,400,626
Total	$868,537,815	$ 736,475,967

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $47,034,266 and a change in net unrealized appreciation (depreciation) of $8,020,141 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,012,861,537 and $1,227,416,527, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015% of the Fund's average net assets. Prior to July 1, 2016, the management fee was based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except fees and expenses of the independent Trustees and certain other expenses such as interest expense, including commitment fees, and extraordinary expenses. For the reporting period, the total annual management fee rate was .021% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%
Class F	.015%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

Investor Class	.10%
Premium Class	.07%
Institutional Class	.07%
Institutional Premium Class	.06%
Class F	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class, and Institutional Class pay a portion of the transfer agent fees at an annual rate of .075%, .03%, and .02% of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. FIIOC receives no fees for providing transfer agency services to Class F. Prior to July 1, 2016, Investor Class, Premium Class, Institutional Class and Institutional Premium Class paid all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of class-level average net assets, respectively. FIIOC received no fees for providing transfer agency services to Class F.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$775,209.069
Premium Class	6,545,896.032
Institutional Class	402,096.024
Institutional Premium Class	49,964.002
	$7,773,165

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$122,346,250.81%		$11,076

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $100,881 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of from Fidelity Central Funds. Total security lending income during the period amounted to $14,176,289.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

	Expense Limitation	Reimbursement
Investor Class	.10%	$1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
		$1,586,030

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $7,289.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
From net investment income
Investor Class	$16,896,705	$36,775,242
Premium Class	378,185,569	371,216,268
Institutional Class	34,361,091	24,158,144
Institutional Premium Class	64,762,437	16,679,596
Class F	155,686,891	128,246,091
Total	$649,892,693	$577,075,341
From net realized gain
Investor Class	$7,085,516	$10,415,400
Premium Class	129,533,088	102,706,673
Institutional Class	11,106,621	6,580,966
Institutional Premium Class	19,355,949	4,435,860
Class F	51,563,948	35,261,727
Total	$218,645,122	$159,400,626

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016
Investor Class
Shares sold	8,795,818	32,516,383	$548,532,660	$1,998,231,479
Reinvestment of distributions	367,701	796,933	23,024,663	46,212,344
Shares redeemed	(33,293,575)	(29,931,735)	(2,016,144,611)	(1,848,270,240)
Net increase (decrease)	(24,130,056)	3,381,581	$(1,444,587,288)	$196,173,583
Premium Class
Shares sold	72,938,672	85,649,594	$4,593,828,256	$5,139,110,213
Reinvestment of distributions	7,020,226	7,249,491	448,347,863	420,402,384
Shares redeemed	(79,548,075)	(58,087,070)	(4,899,234,191)	(3,505,600,912)
Net increase (decrease)	410,823	34,812,015	$142,941,928	$2,053,911,685
Institutional Class
Shares sold	18,325,311	3,947,517	$1,130,684,794	$233,904,287
Reinvestment of distributions	632,945	529,934	40,590,795	30,738,655
Shares redeemed	(6,254,614)	(4,016,851)	(386,019,299)	(239,627,483)
Net increase (decrease)	12,703,642	460,600	$785,256,290	$25,015,459
Institutional Premium Class
Shares sold	61,769,845	2,442,533	$3,765,300,121	$141,575,547
Reinvestment of distributions	1,300,415	363,654	84,118,042	21,115,501
Shares redeemed	(8,839,371)	(4,943,244)	(559,041,660)	(298,065,697)
Net increase (decrease)	54,230,889	(2,137,057)	$3,290,376,503	$(135,374,649)
Class F
Shares sold	31,179,343	26,864,620	$1,951,312,863	$1,587,171,798
Reinvestment of distributions	3,238,153	2,819,491	207,250,839	163,507,819
Shares redeemed	(22,327,967)	(12,713,390)	(1,432,285,287)	(751,219,276)
Net increase (decrease)	12,089,529	16,970,721	$726,278,415	$999,460,341

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Market Index Fund (a fund of Fidelity Concord Street Trust) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Market Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we preformed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 178 funds. Mr. Chiel oversees 131 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.09%
Actual		$1,000.00	$1,102.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.05%
Actual		$1,000.00	$1,102.80	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,102.90	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,103.10	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,103.00	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	4/13/17	4/12/17	$0.18100	$0.104
Premium Class	4/13/17	4/12/17	$0.18951	$0.104
Institutional Class	4/13/17	4/12/17	$0.19140	$0.104
Institutional Premium Class	4/13/17	4/12/17	$0.19518	$0.104
Class F	4/13/17	4/12/17	$0.19518	$0.104
Fidelity Extended Market Index Fund
Investor Class	4/13/17	4/12/17	$0.10000	$0.581
Premium Class	4/13/17	4/12/17	$0.10483	$0.581
Institutional Premium Class	4/13/17	4/12/17	$0.10885	$0.581
Fidelity International Index Fund
Investor Class	4/13/17	4/12/17	$0.01500	$0.000
Premium Class	4/13/17	4/12/17	$0.02659	$0.000
Institutional Class	4/13/17	4/12/17	$0.02870	$0.000
Institutional Premium Class	4/13/17	4/12/17	$0.02976	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$188,588,850
Fidelity Extended Market Index Fund	$681,536,228

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	92%
Premium Class	97%	90%
Institutional Class	96%	90%
Institutional Premium Class	95%	89%
Class F	95%	89%
Fidelity Extended Market Index Fund
Investor Class	57%	65%
Premium Class	55%	64%
Institutional Premium Class	54%	63%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	98%
Premium Class	100%	95%
Institutional Class	100%	95%
Institutional Premium Class	100%	94%
Class F	100%	94%
Fidelity Extended Market Index Fund
Investor Class	67%	70%
Premium Class	64%	68%
Institutional Premium Class	63%	67%
Fidelity International Index Fund
Investor Class	100%	92%
Premium Class	100%	89%
Institutional Class	100%	89%
Institutional Premium Class	99%	89%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/18/16	$0.0597	$0.0097
Investor Class	12/19/16	$1.0033	$0.0763
Premium Class	04/18/16	$0.0680	$0.0097
Premium Class	12/19/16	$1.0301	$0.0763
Institutional Class	04/18/16	$0.0732	$0.0097
Institutional Class	12/19/16	$1.0350	$0.0763
Institutional Premium Class	04/18/16	$0.0742	$0.0097
Institutional Premium Class	12/19/16	$1.0374	$0.0763

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Market Index Fund

On November 16, 2016 the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to ratify an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) (the Amended Sub-Advisory Agreement) for the fund, to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode, on behalf of the fund, by 1 basis point (bp), effective October 1, 2016. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract with FMR and sub-advisory agreement with Geode. At its July 2016 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the management contract with FMR and sub-advisory agreement with Geode should benefit the fund's shareholders. The Board noted that the approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund's shareholders should continue to benefit from the nature, extent and quality of services provided by Geode under the Amended Sub-Advisory Agreement.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode. In addition, the Board considered that it approved a lower management fee for the fund at its July 2016 meeting. Based on its review, the Board concluded at its July 2016 meeting that the fund's management fee and total expenses of each class of the fund are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee and Total Expenses.  In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board noted that FMR, not the fund, pays Geode's sub-advisory fee out of its management fee. The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the current management fee rate under the fund's management contract with FMR or total expenses of each class paid by the shareholders of the fund. The Board noted that the fund's management fee rate and total expense ratio of each class of the fund will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode at its July 2016 meeting. The Board also considered that FMR will continue to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) out of its management fee under the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement will not have an impact on current contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund will continue to bear a reasonable relationship to the services that the fund and shareholders receive.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders and the level of Fidelity's profits in respect of all the Fidelity funds. At its July 2016 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive under the circumstances. In approving the Amended Sub-Advisory Agreement, the Board reviewed additional data regarding the impact of the proposed reduction in sub-advisory fees paid to Geode by FMR on Fidelity's profitability with respect to the fund.

The Board concluded that it continues to be satisfied that Fidelity's profitability in connection with the operation of the fund is not excessive and that it will continue to review information regarding costs of services and profitability to Fidelity with respect to the fund in connection with future renewals of the Amended Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2016 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Sub-Advisory Agreement, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board noted that it will continue to review economies of scale in connection with future renewals of the Amended Sub-Advisory Agreement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STI-F-ANN-0417
1.899048.107

Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Institutional Class and Institutional Premium Class

Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund)
Institutional Premium Class

Fidelity® International Index Fund (formerly Spartan® International Index Fund)
Institutional Class and Institutional Premium Class
(Institutional Premium Class was formerly known as Fidelity Advantage® Institutional Class)

Annual Report

February 28, 2017

Contents

Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Institutional Class	26.30%	13.79%	7.73%
Institutional Premium Class	26.32%	13.80%	7.74%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund - Institutional Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$21,061	Fidelity® Total Market Index Fund - Institutional Class
$21,083	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 26%, straddling the results of the benchmark Dow Jones U.S. Total Stock Market Index℠, which gained 26.26%. During a very strong period of market performance, all 11 sectors in the index produced double-digit gains, led by financials. During the period, banks JPMorgan Chase (+66%), Bank of America (+100%), Citigroup (+56%) and Wells Fargo (+27%) benefited from rising interest rates as well as the prospect of post-election regulatory reform, a stated priority of President Trump and the Republican Congress. In the information technology sector, Apple (+45%) reported better-than-expected sales and earnings for its fiscal first quarter of 2017, while software manufacturer Microsoft particularly benefited from strong sales growth in its cloud-computing division. Internet retailer Amazon.com (+53%) and social media giant Facebook (+27%) also contributed to results. Conversely, many of the biggest detractors came from the health care sector this period. Gilead Sciences (-18%), a biotechnology company that issued a weak sales forecast, hampered performance. Pharmaceutical manufacturers Allergan (-15%) and Perrigo (-41%) also were big laggards, struggling amid growing pressure on drug pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.9	2.5
Microsoft Corp.	2.0	2.0
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.4	1.4
Amazon.com, Inc.	1.3	1.3
Berkshire Hathaway, Inc. Class B	1.3	1.2
JPMorgan Chase & Co.	1.3	1.1
Facebook, Inc. Class A	1.3	1.3
General Electric Co.	1.1	1.2
Wells Fargo & Co.	1.1	1.0
	15.1

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.6	19.8
Financials	15.3	18.2
Health Care	13.3	14.0
Consumer Discretionary	12.4	12.7
Industrials	10.7	10.3
Consumer Staples	8.3	8.8
Energy	6.2	6.4
Real Estate	4.0	0.0
Materials	3.3	3.3
Utilities	3.2	3.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Total Market Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.4%
Adient PLC (a)	153,629	$10,313,115
American Axle & Manufacturing Holdings, Inc. (a)	132,676	2,629,638
Autoliv, Inc. (b)	140,674	14,728,568
BorgWarner, Inc.	322,234	13,595,052
Clean Diesel Technologies, Inc. (a)(b)	8,475	23,476
Cooper Tire & Rubber Co.	81,601	3,300,760
Cooper-Standard Holding, Inc. (a)	27,202	3,046,624
Dana Holding Corp.	219,929	4,154,459
Delphi Automotive PLC	433,732	33,020,017
Dorman Products, Inc. (a)	47,584	3,719,165
Fox Factory Holding Corp. (a)	40,961	1,097,755
Gentex Corp.	444,026	9,337,867
Gentherm, Inc. (a)	58,309	2,113,701
Hertz Global Holdings, Inc. (a)	113,057	2,568,655
Horizon Global Corp. (a)	28,918	528,621
Lci Industries	37,718	4,062,229
Lear Corp.	114,527	16,261,689
Metaldyne Performance Group, Inc.	30,783	717,244
Modine Manufacturing Co. (a)	76,995	873,893
Motorcar Parts of America, Inc. (a)(b)	32,435	920,181
Shiloh Industries, Inc. (a)	7,922	122,236
Spartan Motors, Inc.	44,931	298,791
Standard Motor Products, Inc.	32,576	1,562,671
Stoneridge, Inc. (a)	43,907	741,589
Strattec Security Corp.	4,334	128,937
Superior Industries International, Inc.	39,790	891,296
Sypris Solutions, Inc. (a)	16,848	14,993
Tenneco, Inc.	83,068	5,342,103
The Goodyear Tire & Rubber Co.	412,766	14,467,448
Tower International, Inc.	31,785	878,855
UQM Technologies, Inc. (a)	38,648	17,585
Visteon Corp. (a)	57,388	5,318,146
VOXX International Corp. (a)	18,073	89,461
Workhorse Group, Inc. (a)(b)	16,326	46,856
		156,933,676
Automobiles - 0.6%
Ford Motor Co.	6,270,789	78,572,986
General Motors Co.	2,226,289	82,016,487
Harley-Davidson, Inc.	286,768	16,167,980
Tesla, Inc. (a)(b)	199,443	49,858,756
Thor Industries, Inc.	78,500	8,699,370
Winnebago Industries, Inc. (b)	39,123	1,291,059
		236,606,638
Distributors - 0.1%
Core-Mark Holding Co., Inc.	75,278	2,448,041
Educational Development Corp.	2,866	27,370
Fenix Parts, Inc. (a)	13,969	27,938
Genuine Parts Co.	238,105	22,789,030
LKQ Corp. (a)	475,833	15,026,806
Pool Corp.	68,125	7,814,619
Weyco Group, Inc.	5,169	141,527
		48,275,331
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	20,589	497,224
Ascent Capital Group, Inc. (a)	16,905	271,325
Bridgepoint Education, Inc. (a)	19,443	181,403
Bright Horizons Family Solutions, Inc. (a)	78,305	5,411,659
Cambium Learning Group, Inc. (a)	12,514	60,943
Capella Education Co.	17,991	1,369,115
Career Education Corp. (a)	92,297	768,834
Carriage Services, Inc.	24,048	619,717
Chegg, Inc. (a)(b)	85,961	679,092
Collectors Universe, Inc.	4,772	111,665
DeVry, Inc. (b)	87,504	2,813,254
Graham Holdings Co.	7,921	4,263,478
Grand Canyon Education, Inc. (a)	82,727	5,077,783
H&R Block, Inc.	339,125	6,972,410
Houghton Mifflin Harcourt Co. (a)	170,821	1,887,572
K12, Inc. (a)	59,099	1,055,508
Liberty Tax, Inc.	8,571	128,136
Lincoln Educational Services Corp. (a)	15,671	29,305
National American University Holdings, Inc.	5,378	14,037
Regis Corp. (a)	52,945	651,753
Service Corp. International	317,953	9,770,696
ServiceMaster Global Holdings, Inc. (a)	221,126	8,807,449
Sotheby's Class A (Ltd. vtg.) (a)(b)	71,198	3,213,166
Strayer Education, Inc.	17,939	1,390,990
Universal Technical Institute, Inc.	29,419	102,084
Weight Watchers International, Inc. (a)(b)	37,785	543,726
		56,692,324
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	392,536	14,029,237
Belmond Ltd. Class A (a)	136,912	1,773,010
Biglari Holdings, Inc. (a)	2,475	1,062,839
BJ's Restaurants, Inc. (a)	35,904	1,305,110
Bloomin' Brands, Inc.	159,652	2,728,453
Bob Evans Farms, Inc.	36,126	2,049,428
Bojangles', Inc. (a)	24,608	517,998
Boyd Gaming Corp. (a)	147,259	2,896,585
Bravo Brio Restaurant Group, Inc. (a)	12,451	49,804
Brinker International, Inc.	77,201	3,260,970
Buffalo Wild Wings, Inc. (a)	29,848	4,626,440
Caesars Entertainment Corp. (a)(b)	91,365	863,399
Carnival Corp. unit	673,780	37,697,991
Carrols Restaurant Group, Inc. (a)	61,598	973,248
Century Casinos, Inc. (a)	28,742	196,595
Chipotle Mexican Grill, Inc. (a)(b)	46,452	19,451,310
Choice Hotels International, Inc.	66,238	4,014,023
Churchill Downs, Inc.	21,995	3,305,849
Chuy's Holdings, Inc. (a)(b)	26,361	751,289
ClubCorp Holdings, Inc.	105,707	1,807,590
Cracker Barrel Old Country Store, Inc. (b)	37,351	6,013,137
Darden Restaurants, Inc.	199,550	14,902,394
Dave & Buster's Entertainment, Inc. (a)	61,208	3,500,486
Del Frisco's Restaurant Group, Inc. (a)	37,615	598,079
Del Taco Restaurants, Inc. (a)	75,328	934,820
Denny's Corp. (a)	117,334	1,473,715
DineEquity, Inc.	27,200	1,627,104
Domino's Pizza, Inc.	76,030	14,431,254
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,614
Dover Motorsports, Inc.	9,993	21,985
Drive Shack, Inc.	86,128	360,876
Dunkin' Brands Group, Inc.	155,091	8,531,556
El Pollo Loco Holdings, Inc. (a)(b)	42,298	528,725
Eldorado Resorts, Inc. (a)(b)	30,709	500,557
Empire Resorts, Inc. (a)(b)	4,022	93,512
Entertainment Gaming Asia, Inc. (a)	2,060	3,440
Extended Stay America, Inc. unit	171,686	2,970,168
Famous Dave's of America, Inc. (a)	7,623	43,070
Fiesta Restaurant Group, Inc. (a)	50,677	1,005,938
Fogo de Chao, Inc. (a)(b)	4,278	59,892
Golden Entertainment, Inc.	1,436	17,017
Good Times Restaurants, Inc. (a)	7,939	23,817
Habit Restaurants, Inc. Class A (a)	23,867	321,011
Hilton Grand Vacations, Inc. (a)	88,399	2,646,666
Hilton Worldwide Holdings, Inc.	308,331	17,636,533
Hyatt Hotels Corp. Class A (a)	61,240	3,144,062
Ignite Restaurant Group, Inc. (a)	4,841	2,077
Ilg, Inc.	159,203	3,005,753
International Speedway Corp. Class A	39,245	1,455,990
Intrawest Resorts Holdings, Inc. (a)	22,150	521,854
Isle of Capri Casinos, Inc. (a)	39,454	958,338
J. Alexanders Holdings, Inc. (a)	20,559	191,199
Jack in the Box, Inc.	50,437	4,726,451
Jamba, Inc. (a)(b)	19,136	185,811
Kona Grill, Inc. (a)(b)	8,466	53,759
La Quinta Holdings, Inc. (a)	128,968	1,787,496
Las Vegas Sands Corp.	589,616	31,220,167
Lindblad Expeditions Holdings (a)	22,275	199,807
Luby's, Inc. (a)	14,614	49,395
Marcus Corp.	26,625	830,700
Marriott International, Inc. Class A	509,412	44,313,750
Marriott Vacations Worldwide Corp. (b)	38,724	3,637,345
McDonald's Corp.	1,331,342	169,945,806
MGM Mirage, Inc.	773,195	20,327,297
Monarch Casino & Resort, Inc. (a)	14,995	382,073
Nathan's Famous, Inc. (a)	3,561	220,782
Noodles & Co. (a)(b)	28,579	108,600
Norwegian Cruise Line Holdings Ltd. (a)	266,979	13,535,835
Panera Bread Co. Class A (a)(b)	33,222	7,667,638
Papa John's International, Inc. (b)	42,981	3,392,061
Papa Murphy's Holdings, Inc. (a)(b)	22,690	96,886
Park Hotels & Resorts, Inc.	176,799	4,515,446
Penn National Gaming, Inc. (a)	107,531	1,555,974
Pinnacle Entertainment, Inc.	94,638	1,642,916
Planet Fitness, Inc. (b)	85,278	1,834,330
Popeyes Louisiana Kitchen, Inc. (a)	35,356	2,793,478
Potbelly Corp. (a)	30,614	399,513
Rave Restaurant Group, Inc. (a)(b)	9,079	20,428
RCI Hospitality Holdings, Inc.	5,726	97,514
Red Lion Hotels Corp. (a)	6,989	52,068
Red Robin Gourmet Burgers, Inc. (a)	21,139	964,995
Red Rock Resorts, Inc. (b)	43,728	960,704
Royal Caribbean Cruises Ltd.	268,436	25,796,700
Ruby Tuesday, Inc. (a)	88,086	167,363
Ruth's Hospitality Group, Inc.	42,076	708,981
Scientific Games Corp. Class A (a)	89,331	1,844,685
SeaWorld Entertainment, Inc. (b)	103,555	1,995,505
Shake Shack, Inc. Class A (a)(b)	22,232	796,573
Six Flags Entertainment Corp.	140,263	8,501,340
Sonic Corp.	74,649	1,887,127
Speedway Motorsports, Inc.	23,497	500,956
Starbucks Corp.	2,331,791	132,608,954
Texas Roadhouse, Inc. Class A	113,067	4,782,734
The Cheesecake Factory, Inc.	75,769	4,625,697
Town Sports International Holdings, Inc. (a)	13,107	44,564
U.S. Foods Holding Corp.	139,952	3,855,678
Vail Resorts, Inc.	67,071	12,151,924
Wendy's Co.	300,738	4,192,288
Wingstop, Inc. (b)	38,268	1,006,448
Wyndham Worldwide Corp.	171,061	14,239,118
Wynn Resorts Ltd. (b)	129,188	12,421,426
Yum! Brands, Inc.	553,358	36,145,345
Zoe's Kitchen, Inc. (a)(b)	27,188	487,209
		777,167,447
Household Durables - 0.6%
AV Homes, Inc. (a)(b)	12,051	198,842
Bassett Furniture Industries, Inc.	15,479	423,351
Beazer Homes U.S.A., Inc. (a)	40,506	494,173
CalAtlantic Group, Inc.	115,129	4,067,508
Cavco Industries, Inc. (a)	13,938	1,662,107
Century Communities, Inc. (a)	22,823	521,506
Comstock Holding Companies, Inc. (a)	1,496	3,201
CSS Industries, Inc.	16,118	396,180
D.R. Horton, Inc.	542,686	17,365,952
Dixie Group, Inc. (a)	11,105	39,423
Emerson Radio Corp. (a)	23,724	29,655
Ethan Allen Interiors, Inc. (b)	53,577	1,540,339
Flexsteel Industries, Inc.	9,186	461,872
Garmin Ltd.	180,689	9,325,359
GoPro, Inc. Class A (a)(b)	148,905	1,399,707
Green Brick Partners, Inc. (a)	37,398	353,411
Harman International Industries, Inc.	110,094	12,288,692
Helen of Troy Ltd. (a)	44,560	4,353,512
Hooker Furniture Corp.	17,507	577,731
Hovnanian Enterprises, Inc. Class A (a)(b)	177,163	419,876
Installed Building Products, Inc. (a)	31,210	1,468,431
iRobot Corp. (a)(b)	45,351	2,588,635
KB Home (b)	112,206	1,991,657
Koss Corp. (a)	2,669	6,326
La-Z-Boy, Inc.	79,546	2,147,742
Leggett & Platt, Inc.	221,974	10,916,681
Lennar Corp. Class A	334,495	16,320,011
LGI Homes, Inc. (a)(b)	24,556	712,370
Libbey, Inc.	30,735	430,290
Lifetime Brands, Inc.	14,046	203,667
M.D.C. Holdings, Inc. (b)	59,641	1,740,921
M/I Homes, Inc. (b)	33,201	783,544
Meritage Homes Corp. (a)	64,418	2,290,060
Mohawk Industries, Inc. (a)	100,622	22,776,796
NACCO Industries, Inc. Class A	7,854	506,583
New Home Co. LLC (a)	11,951	124,888
Newell Brands, Inc.	774,925	37,994,573
Nova LifeStyle, Inc. (a)(b)	26,136	52,011
NVR, Inc. (a)	5,604	10,843,572
PulteGroup, Inc.	477,718	10,533,682
Skyline Corp. (a)	21,741	261,979
Stanley Furniture Co., Inc.	5,699	4,502
Taylor Morrison Home Corp. (a)	100,743	2,027,957
Tempur Sealy International, Inc. (a)(b)	77,783	3,592,797
Toll Brothers, Inc. (a)	242,096	8,265,157
TopBuild Corp. (a)	69,281	2,908,416
TRI Pointe Homes, Inc. (a)	234,174	2,796,038
Tupperware Brands Corp.	86,145	5,202,297
Turtle Beach Corp. (a)(b)	6,672	7,072
UCP, Inc. (a)	9,479	102,847
Universal Electronics, Inc. (a)	22,307	1,532,491
Vuzix Corp. (a)(b)	22,003	141,919
Whirlpool Corp.	119,406	21,324,718
William Lyon Homes, Inc. (a)(b)	35,265	649,934
Zagg, Inc. (a)	38,365	232,108
		229,405,069
Internet & Direct Marketing Retail - 2.1%
1-800-FLOWERS.com, Inc. Class A (a)	52,658	526,580
Amazon.com, Inc. (a)	632,338	534,350,904
Duluth Holdings, Inc. (a)(b)	12,299	259,386
Etsy, Inc. (a)	147,726	1,790,439
EVINE Live, Inc. (a)	71,405	91,398
Expedia, Inc.	193,757	23,064,833
FTD Companies, Inc. (a)	25,393	613,495
Gaia, Inc. Class A (a)	12,609	107,807
Groupon, Inc. (a)(b)	645,768	2,731,599
HSN, Inc.	48,658	1,834,407
Lands' End, Inc. (a)(b)	26,352	488,830
Liberty Expedia Holdings, Inc. (a)	85,283	3,691,048
Liberty Interactive Corp.:
(Venture Group) Series A (a)	144,556	6,340,226
QVC Group Series A (a)	704,430	13,299,638
Liberty TripAdvisor Holdings, Inc. (a)	113,996	1,533,246
Netflix, Inc. (a)	688,494	97,855,652
NutriSystem, Inc.	46,905	2,181,083
Overstock.com, Inc. (a)	24,847	458,427
PetMed Express, Inc. (b)	32,292	680,070
Priceline Group, Inc. (a)	78,974	136,161,443
Shutterfly, Inc. (a)(b)	54,203	2,459,732
TripAdvisor, Inc. (a)(b)	181,795	7,539,039
U.S. Auto Parts Network, Inc. (a)	5,048	17,416
Wayfair LLC Class A (a)(b)	50,248	1,899,877
		839,976,575
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)(b)	87,581	1,702,575
Arctic Cat, Inc. (a)	18,718	346,283
Black Diamond, Inc. (a)	32,583	180,836
Brunswick Corp.	144,134	8,632,185
Callaway Golf Co.	134,839	1,363,222
Escalade, Inc.	7,022	91,286
Hasbro, Inc.	179,906	17,427,494
JAKKS Pacific, Inc. (a)(b)	19,661	103,220
Johnson Outdoors, Inc. Class A	6,349	222,723
Malibu Boats, Inc. Class A (a)	23,351	480,097
Marine Products Corp.	11,741	124,689
Mattel, Inc.	552,142	14,206,614
MCBC Holdings, Inc. (a)	21,350	313,418
Nautilus, Inc. (a)	46,907	755,203
Polaris Industries, Inc. (b)	94,246	8,030,702
Sturm, Ruger & Co., Inc. (b)	33,314	1,660,703
Summer Infant, Inc. (a)	32,605	59,341
Vista Outdoor, Inc. (a)	94,769	1,917,177
		57,617,768
Media - 3.1%
A.H. Belo Corp. Class A	22,177	139,715
AMC Entertainment Holdings, Inc. Class A	84,665	2,654,248
AMC Networks, Inc. Class A (a)	101,098	6,046,671
Ballantyne of Omaha, Inc. (a)	17,964	116,766
Cable One, Inc.	7,371	4,609,971
CBS Corp. Class B	637,303	42,011,014
Central European Media Enterprises Ltd. Class A (a)(b)	87,763	250,125
Charter Communications, Inc. Class A (a)	348,085	112,452,340
Cinedigm Corp. (a)	5,614	8,477
Cinemark Holdings, Inc.	164,899	6,904,321
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	276,763
Comcast Corp. Class A	7,645,483	286,093,974
Cumulus Media, Inc. Class A (a)	17,877	11,978
Daily Journal Corp. (a)	644	134,467
Discovery Communications, Inc.:
Class A (a)(b)	247,368	7,114,304
Class C (non-vtg.) (a)	354,211	9,942,703
DISH Network Corp. Class A (a)	361,308	22,401,096
E.W. Scripps Co. Class A (a)(b)	84,251	1,940,301
Emmis Communications Corp. Class A (a)	1,993	5,521
Entercom Communications Corp. Class A (b)	31,859	498,593
Entravision Communication Corp. Class A	84,255	450,764
Gannett Co., Inc.	167,355	1,459,336
Global Eagle Entertainment, Inc. (a)(b)	84,431	369,808
Gray Television, Inc. (a)	96,772	1,316,099
Harte-Hanks, Inc.	45,482	70,497
Hemisphere Media Group, Inc. (a)	10,964	127,182
Insignia Systems, Inc.	5,038	7,204
Interpublic Group of Companies, Inc.	639,799	15,419,156
John Wiley & Sons, Inc. Class A	79,959	4,173,860
Lee Enterprises, Inc. (a)	58,988	153,369
Liberty Broadband Corp.:
Class A (a)	33,151	2,793,303
Class C (a)(b)	119,352	10,257,111
Liberty Global PLC:
Class A (a)(b)	432,377	15,435,859
Class C (a)(b)	1,005,751	35,291,803
LiLAC Class A (a)(b)	77,452	1,893,701
LiLAC Class C (a)	204,855	5,037,384
Liberty Media Corp.:
Liberty Braves Class A (a)	14,273	314,434
Liberty Braves Class C (a)	68,302	1,501,961
Liberty Media Class A (a)(b)	28,511	858,466
Liberty Media Class C (a)(b)	79,458	2,439,361
Liberty SiriusXM Class A (a)	131,422	5,168,827
Liberty SiriusXM Class C (a)	298,286	11,612,274
Lions Gate Entertainment Corp.:
Class A	84,439	2,260,432
Class B (a)(b)	185,605	4,636,413
Live Nation Entertainment, Inc. (a)	224,734	6,384,693
Loral Space & Communications Ltd. (a)	17,760	726,384
Meredith Corp.	55,681	3,491,199
MSG Network, Inc. Class A (a)	103,460	2,255,428
National CineMedia, Inc.	108,730	1,395,006
New Media Investment Group, Inc.	89,861	1,386,555
News Corp.:
Class A	686,011	8,794,661
Class B	130,013	1,716,172
Nexstar Broadcasting Group, Inc. Class A	68,341	4,712,112
Omnicom Group, Inc.	374,948	31,908,075
Radio One, Inc. Class D (non-vtg.) (a)	32,336	88,924
Reading International, Inc. Class A (a)	17,900	285,326
Regal Entertainment Group Class A (b)	155,625	3,358,388
RLJ Entertainment, Inc. (a)	5,726	12,654
Saga Communications, Inc. Class A	3,882	193,712
Salem Communications Corp. Class A	10,842	77,520
Scholastic Corp.	44,904	2,023,374
Scripps Networks Interactive, Inc. Class A	148,773	12,016,395
Sinclair Broadcast Group, Inc. Class A	97,962	3,908,684
Sirius XM Holdings, Inc. (b)	2,845,102	14,481,569
Tegna, Inc.	350,960	8,995,105
The Madison Square Garden Co. (a)	25,883	4,642,375
The McClatchy Co. Class A (a)	6,072	67,703
The New York Times Co. Class A	193,567	2,787,365
The Walt Disney Co.	2,346,123	258,284,681
Time Warner, Inc.	1,235,113	121,300,448
Time, Inc.	154,410	2,709,896
Townsquare Media, Inc. (a)	1,285	13,968
Tribune Media Co. Class A	123,479	4,262,495
tronc, Inc. (b)	51,781	756,003
Twenty-First Century Fox, Inc.:
Class A	1,706,227	51,050,312
Class B	771,880	22,654,678
Viacom, Inc. Class B (non-vtg.)	580,312	25,214,556
World Wrestling Entertainment, Inc. Class A (b)	69,670	1,461,677
		1,230,080,045
Multiline Retail - 0.4%
Big Lots, Inc. (b)	72,215	3,707,518
Dillard's, Inc. Class A (b)	40,152	2,189,087
Dollar General Corp.	407,540	29,758,571
Dollar Tree, Inc. (a)	377,759	28,966,560
Fred's, Inc. Class A (b)	52,965	939,069
Gordmans Stores, Inc. (a)(b)	10,233	6,037
JC Penney Corp., Inc. (a)(b)	463,329	2,937,506
Kohl's Corp.	277,907	11,844,396
Macy's, Inc.	489,002	16,244,646
Nordstrom, Inc. (b)	185,779	8,668,448
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	71,864	2,252,936
Sears Holdings Corp. (a)(b)	72,471	568,173
Target Corp.	896,360	52,679,077
The Bon-Ton Stores, Inc. (a)(b)	19,775	23,730
Tuesday Morning Corp. (a)	61,992	226,271
		161,012,025
Specialty Retail - 2.3%
Aarons, Inc. Class A	98,760	2,694,173
Abercrombie & Fitch Co. Class A	93,188	1,114,528
Advance Auto Parts, Inc.	118,546	18,565,489
America's Car Mart, Inc. (a)	10,422	331,941
American Eagle Outfitters, Inc. (b)	259,564	4,114,089
Armstrong Flooring, Inc. (a)	37,094	792,699
Asbury Automotive Group, Inc. (a)	40,476	2,637,011
Ascena Retail Group, Inc. (a)(b)	266,405	1,225,463
AutoNation, Inc. (a)(b)	105,216	4,829,414
AutoZone, Inc. (a)	46,740	34,426,347
Barnes & Noble Education, Inc. (a)	60,796	583,642
Barnes & Noble, Inc. (b)	82,041	804,002
bebe stores, Inc. (a)(b)	6,695	42,982
Bed Bath & Beyond, Inc.	241,299	9,748,480
Best Buy Co., Inc.	439,881	19,411,949
Big 5 Sporting Goods Corp. (b)	23,104	310,749
Boot Barn Holdings, Inc. (a)(b)	24,133	247,846
Build-A-Bear Workshop, Inc. (a)	15,205	137,605
Burlington Stores, Inc. (a)	113,839	10,132,809
Cabela's, Inc. Class A (a)	85,519	4,005,710
Caleres, Inc.	68,568	2,048,126
CarMax, Inc. (a)(b)	309,825	19,996,106
Chico's FAS, Inc.	193,672	2,804,371
Christopher & Banks Corp. (a)	57,707	75,019
Citi Trends, Inc.	19,731	328,916
Conn's, Inc. (a)(b)	39,904	381,083
CST Brands, Inc.	121,282	5,837,303
Destination Maternity Corp. (a)	22,235	111,620
Destination XL Group, Inc. (a)(b)	51,406	154,218
Dick's Sporting Goods, Inc.	145,373	7,116,008
DSW, Inc. Class A	145,417	3,058,120
Express, Inc. (a)	127,643	1,434,707
Finish Line, Inc. Class A	63,867	1,041,032
Five Below, Inc. (a)(b)	100,983	3,892,895
Foot Locker, Inc.	218,804	16,556,899
Francesca's Holdings Corp. (a)	57,702	979,203
GameStop Corp. Class A (b)	155,698	3,805,259
Gap, Inc. (b)	347,127	8,615,692
Genesco, Inc. (a)(b)	32,141	1,873,820
GNC Holdings, Inc. (b)	120,441	999,660
Group 1 Automotive, Inc.	30,918	2,402,019
Guess?, Inc. (b)	102,345	1,299,782
Haverty Furniture Companies, Inc.	30,217	701,034
hhgregg, Inc. (a)(b)	15,184	1,974
Hibbett Sports, Inc. (a)(b)	34,547	1,019,137
Home Depot, Inc.	1,954,971	283,294,848
Kirkland's, Inc. (a)	21,240	240,012
L Brands, Inc.	390,917	20,570,053
Lithia Motors, Inc. Class A (sub. vtg.)	38,999	3,731,034
Lowe's Companies, Inc.	1,394,288	103,693,199
Lumber Liquidators Holdings, Inc. (a)(b)	34,626	613,919
MarineMax, Inc. (a)	36,815	828,338
Michaels Companies, Inc. (a)	197,854	3,974,887
Monro Muffler Brake, Inc.	59,370	3,413,775
Murphy U.S.A., Inc. (a)	55,943	3,563,569
New York & Co., Inc. (a)	34,393	79,104
O'Reilly Automotive, Inc. (a)(b)	151,839	41,256,175
Office Depot, Inc.	822,922	3,431,585
Party City Holdco, Inc. (a)(b)	50,325	727,196
Penske Automotive Group, Inc.	59,093	2,972,378
Perfumania Holdings, Inc. (a)	876	1,533
Pier 1 Imports, Inc.	118,802	799,537
Rent-A-Center, Inc. (b)	93,716	812,518
RH (a)(b)	68,112	2,073,329
Ross Stores, Inc.	631,815	43,329,873
Sally Beauty Holdings, Inc. (a)(b)	228,422	4,995,589
Sears Hometown & Outlet Stores, Inc. (a)	10,000	37,000
Select Comfort Corp. (a)(b)	68,724	1,614,327
Shoe Carnival, Inc.	21,330	540,502
Signet Jewelers Ltd. (b)	116,151	7,386,042
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	876,593
Sportsman's Warehouse Holdings, Inc. (a)(b)	48,606	235,739
Stage Stores, Inc. (b)	38,699	90,169
Staples, Inc.	1,008,899	9,070,002
Stein Mart, Inc.	40,412	145,483
Tailored Brands, Inc.	76,887	1,776,859
The Buckle, Inc. (b)	40,527	804,461
The Cato Corp. Class A (sub. vtg.)	36,544	913,965
The Children's Place Retail Stores, Inc. (b)	27,695	2,805,504
The Container Store Group, Inc. (a)(b)	22,029	92,522
Tiffany & Co., Inc. (b)	172,395	15,837,929
Tile Shop Holdings, Inc.	56,926	1,001,898
Tilly's, Inc.	14,113	155,666
TJX Companies, Inc.	1,051,937	82,524,458
Tractor Supply Co.	212,302	15,054,335
Trans World Entertainment Corp. (a)	2,977	8,038
Ulta Beauty, Inc. (a)	93,980	25,696,951
Urban Outfitters, Inc. (a)	143,484	3,734,889
Vitamin Shoppe, Inc. (a)(b)	45,231	963,420
West Marine, Inc. (a)	16,394	150,661
Williams-Sonoma, Inc. (b)	125,525	6,099,260
Winmark Corp.	1,991	225,879
Zumiez, Inc. (a)(b)	31,066	633,746
		905,569,680
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	76,972	6,774,306
Cherokee, Inc. (a)	20,319	190,999
Coach, Inc.	439,225	16,730,080
Columbia Sportswear Co.	42,368	2,327,698
Crocs, Inc. (a)	126,644	842,183
Culp, Inc.	12,256	416,704
Deckers Outdoor Corp. (a)(b)	51,521	2,721,854
Delta Apparel, Inc. (a)	4,312	75,503
Differential Brands Group, Inc. (a)	1,083	2,437
Fossil Group, Inc. (a)(b)	73,701	1,393,686
G-III Apparel Group Ltd. (a)(b)	69,854	1,797,343
Hanesbrands, Inc. (b)	627,279	12,551,853
Iconix Brand Group, Inc. (a)	101,691	784,038
Kate Spade & Co. (a)	209,113	4,989,436
Lakeland Industries, Inc. (a)	6,813	68,471
lululemon athletica, Inc. (a)	174,001	11,355,305
Michael Kors Holdings Ltd. (a)	265,830	9,702,795
Movado Group, Inc.	39,217	951,012
NIKE, Inc. Class B	2,149,211	122,848,901
Oxford Industries, Inc.	25,955	1,458,931
Perry Ellis International, Inc. (a)	15,961	371,732
PVH Corp.	125,591	11,504,136
Ralph Lauren Corp.	91,187	7,233,865
Rocky Brands, Inc.	8,326	89,921
Sequential Brands Group, Inc. (a)(b)	63,961	251,367
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	210,934	5,414,676
Steven Madden Ltd. (a)	86,611	3,234,921
Superior Uniform Group, Inc.	11,974	219,364
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	294,186	6,066,115
Class C (non-vtg.) (b)	294,534	5,466,551
Unifi, Inc. (a)	22,047	601,663
Vera Bradley, Inc. (a)	29,957	313,350
VF Corp.	535,523	28,088,181
Vince Holding Corp. (a)(b)	26,763	46,835
Wolverine World Wide, Inc.	157,560	3,965,785
		270,851,997

TOTAL CONSUMER DISCRETIONARY		4,970,188,575

CONSUMER STAPLES - 8.3%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)(b)	14,791	2,346,592
Brown-Forman Corp.:
Class A	40,918	2,039,762
Class B (non-vtg.)	343,578	16,752,863
Castle Brands, Inc. (a)	38,689	40,237
Coca-Cola Bottling Co. Consolidated	6,914	1,189,692
Constellation Brands, Inc. Class A (sub. vtg.)	285,421	45,327,709
Craft Brew Alliance, Inc. (a)	14,306	210,298
Dr. Pepper Snapple Group, Inc.	295,643	27,624,882
MGP Ingredients, Inc.	19,078	843,820
Molson Coors Brewing Co. Class B	293,231	29,437,460
Monster Beverage Corp. (a)	654,829	27,136,114
National Beverage Corp. (b)	22,740	1,328,243
PepsiCo, Inc.	2,297,406	253,587,674
Primo Water Corp. (a)	33,980	487,273
REED'S, Inc. (a)	1,830	7,229
The Coca-Cola Co.	6,225,391	261,217,406
		669,577,254
Food & Staples Retailing - 1.7%
AdvancePierre Foods Holdings, Inc.	59,749	1,730,331
Andersons, Inc.	47,014	1,859,404
Casey's General Stores, Inc.	65,556	7,511,406
Chefs' Warehouse Holdings (a)(b)	22,894	320,516
Costco Wholesale Corp.	698,979	123,845,099
CVS Health Corp.	1,714,197	138,129,994
Ingles Markets, Inc. Class A	19,385	908,187
Kroger Co.	1,519,311	48,314,090
Manitowoc Foodservice, Inc. (a)(b)	224,738	4,283,506
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	12,082	145,830
Performance Food Group Co. (a)	109,601	2,586,584
PriceSmart, Inc.	36,020	3,184,168
Rite Aid Corp. (a)	1,692,492	10,154,952
Smart & Final Stores, Inc. (a)(b)	46,551	649,386
SpartanNash Co.	61,272	2,138,393
Sprouts Farmers Market LLC (a)(b)	217,629	4,017,431
SUPERVALU, Inc. (a)	422,858	1,598,403
Sysco Corp.	803,985	42,386,089
United Natural Foods, Inc. (a)	87,309	3,758,652
Village Super Market, Inc. Class A	8,594	254,468
Wal-Mart Stores, Inc.	2,419,821	171,637,904
Walgreens Boots Alliance, Inc.	1,375,317	118,799,882
Weis Markets, Inc.	29,625	1,777,500
Whole Foods Market, Inc. (b)	497,207	15,249,339
		705,241,514
Food Products - 1.6%
Alico, Inc.	4,002	102,451
Amplify Snack Brands, Inc. (a)(b)	47,704	477,994
Archer Daniels Midland Co.	923,672	43,384,874
B&G Foods, Inc. Class A	116,520	4,952,100
Blue Buffalo Pet Products, Inc. (a)(b)	164,852	4,028,983
Bunge Ltd.	226,009	18,498,837
Cal-Maine Foods, Inc. (b)	58,088	2,204,440
Calavo Growers, Inc. (b)	26,199	1,477,624
Campbell Soup Co.	312,192	18,528,595
Coffee Holding Co., Inc. (a)	3,401	17,005
ConAgra Foods, Inc.	667,250	27,497,373
Darling International, Inc. (a)	262,702	3,417,753
Dean Foods Co.	156,497	2,854,505
Farmer Brothers Co. (a)(b)	27,261	890,753
Flowers Foods, Inc.	291,098	5,606,547
Fresh Del Monte Produce, Inc.	55,694	3,223,012
Freshpet, Inc. (a)(b)	24,280	245,228
General Mills, Inc.	951,076	57,416,458
Hormel Foods Corp.	427,140	15,056,685
Hostess Brands, Inc. Class A (a)(b)	75,751	1,153,688
Ingredion, Inc.	114,802	13,878,414
Inventure Foods, Inc. (a)(b)	20,016	111,689
J&J Snack Foods Corp.	22,542	3,016,120
John B. Sanfilippo & Son, Inc.	17,222	1,057,431
Kellogg Co.	408,401	30,250,262
Lamb Weston Holdings, Inc.	217,534	8,525,157
Lancaster Colony Corp.	32,520	4,286,136
Landec Corp. (a)	35,757	450,538
Lifeway Foods, Inc. (a)	1,962	20,621
Limoneira Co.	13,723	252,092
McCormick & Co., Inc. (non-vtg.)	186,850	18,389,777
Mead Johnson Nutrition Co. Class A	295,104	25,907,180
Mondelez International, Inc.	2,474,912	108,698,135
Omega Protein Corp.	32,056	815,825
Pilgrim's Pride Corp. (b)	94,260	1,921,019
Pinnacle Foods, Inc.	187,264	10,698,392
Post Holdings, Inc. (a)	105,120	8,606,174
Sanderson Farms, Inc. (b)	34,070	3,238,013
Seaboard Corp.	422	1,532,894
Seneca Foods Corp. Class A (a)	9,032	339,152
Snyders-Lance, Inc.	136,611	5,407,063
The Hain Celestial Group, Inc. (a)	166,934	5,906,125
The Hershey Co.	220,949	23,939,824
The J.M. Smucker Co.	182,507	25,866,717
The Kraft Heinz Co.	955,814	87,466,539
Tootsie Roll Industries, Inc. (b)	45,637	1,786,689
TreeHouse Foods, Inc. (a)(b)	91,984	7,825,999
Tyson Foods, Inc. Class A	467,386	29,239,668
WhiteWave Foods Co. (a)	274,103	15,097,593
		655,566,143
Household Products - 1.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,078	2,270,942
Church & Dwight Co., Inc.	417,766	20,821,457
Clorox Co.	206,985	28,317,618
Colgate-Palmolive Co.	1,421,650	103,752,017
Energizer Holdings, Inc.	94,615	5,190,579
HRG Group, Inc. (a)	243,938	4,483,580
Kimberly-Clark Corp.	575,485	76,280,537
Oil-Dri Corp. of America	2,105	74,264
Orchids Paper Products Co. (b)	12,438	354,607
Procter & Gamble Co.	4,287,412	390,454,611
Spectrum Brands Holdings, Inc. (b)	41,932	5,691,011
WD-40 Co. (b)	22,073	2,425,823
		640,117,046
Personal Products - 0.2%
Avon Products, Inc. (a)	698,517	3,073,475
Coty, Inc. Class A	765,961	14,384,748
Cyanotech Corp. (a)	2,300	9,545
DS Healthcare Group, Inc. (a)	14,476	9,554
Edgewell Personal Care Co. (a)(b)	95,191	7,028,903
elf Beauty, Inc. (b)	23,141	641,006
Estee Lauder Companies, Inc. Class A	349,950	28,993,358
Herbalife Ltd. (a)(b)	121,381	6,856,813
Inter Parfums, Inc.	25,837	893,960
LifeVantage Corp. (a)(b)	19,206	106,401
Mannatech, Inc.	599	11,261
MediFast, Inc.	40,989	1,837,947
Natural Health Trends Corp. (b)	11,452	318,251
Nature's Sunshine Products, Inc.	6,985	79,629
Nu Skin Enterprises, Inc. Class A	81,268	4,026,017
Nutraceutical International Corp.	24,247	817,124
Revlon, Inc. (a)	25,388	853,037
Synutra International, Inc. (a)(b)	26,200	150,650
The Female Health Co. (a)	11,731	11,848
USANA Health Sciences, Inc. (a)(b)	20,348	1,181,201
		71,284,728
Tobacco - 1.5%
22nd Century Group, Inc. (a)(b)	98,310	94,378
Alliance One International, Inc. (a)	8,945	128,361
Altria Group, Inc.	3,103,679	232,527,631
Philip Morris International, Inc.	2,487,301	271,986,364
Reynolds American, Inc.	1,323,945	81,515,294
Universal Corp.	43,930	2,974,061
Vector Group Ltd. (b)	157,078	3,578,237
		592,804,326

TOTAL CONSUMER STAPLES		3,334,591,011

ENERGY - 6.2%
Energy Equipment & Services - 1.2%
Archrock, Inc.	117,660	1,606,059
Aspen Aerogels, Inc. (a)	9,858	40,812
Atwood Oceanics, Inc. (a)(b)	121,695	1,279,014
Baker Hughes, Inc.	675,690	40,730,593
Bristow Group, Inc.	47,191	741,371
Carbo Ceramics, Inc. (a)(b)	26,245	336,723
Core Laboratories NV (b)	67,691	7,745,204
Dawson Geophysical Co. (a)	19,081	147,305
Diamond Offshore Drilling, Inc. (a)(b)	99,661	1,678,291
Dril-Quip, Inc. (a)(b)	70,873	4,348,059
ENGlobal Corp. (a)	5,637	13,642
Ensco PLC Class A (b)	494,916	4,820,482
Era Group, Inc. (a)	30,759	423,859
Exterran Corp. (a)	59,232	1,803,022
Fairmount Santrol Holidings, Inc. (a)(b)	254,086	2,408,735
Forum Energy Technologies, Inc. (a)(b)	122,886	2,666,626
Frank's International NV (b)	90,617	1,105,527
Geospace Technologies Corp. (a)(b)	25,924	428,005
Gulf Island Fabrication, Inc.	17,861	203,615
Gulfmark Offshore, Inc. Class A (a)(b)	30,820	43,148
Halliburton Co.	1,371,865	73,339,903
Helix Energy Solutions Group, Inc. (a)	241,675	1,996,236
Helmerich & Payne, Inc. (b)	172,753	11,811,123
Hornbeck Offshore Services, Inc. (a)(b)	41,835	187,839
Independence Contract Drilling, Inc. (a)	45,769	272,326
ION Geophysical Corp. (a)(b)	10,360	55,426
Mammoth Energy Services, Inc.	11,194	240,671
Matrix Service Co. (a)	47,813	774,571
McDermott International, Inc. (a)	356,208	2,621,691
Mitcham Industries, Inc. (a)	23,287	112,709
Nabors Industries Ltd.	457,542	6,698,415
National Oilwell Varco, Inc. (b)	619,107	25,024,305
Natural Gas Services Group, Inc. (a)	21,602	562,732
Newpark Resources, Inc. (a)	122,453	942,888
Noble Corp. (b)	421,660	2,816,689
Oceaneering International, Inc.	170,909	4,840,143
Oil States International, Inc. (a)	74,010	2,723,568
Parker Drilling Co. (a)(b)	180,331	342,629
Patterson-UTI Energy, Inc.	259,957	7,180,012
PHI, Inc. (non-vtg.) (a)	18,377	266,283
Pioneer Energy Services Corp. (a)	120,721	633,785
Profire Energy, Inc. (a)	14,213	17,766
RigNet, Inc. (a)	15,376	271,386
Rowan Companies PLC (a)(b)	205,609	3,725,635
RPC, Inc. (b)	95,956	1,919,120
Schlumberger Ltd.	2,233,013	179,444,925
SEACOR Holdings, Inc. (a)(b)	30,397	2,092,833
Smart Sand, Inc.	41,295	709,035
Superior Energy Services, Inc. (b)	236,252	3,898,158
Synthesis Energy Systems, Inc. (a)(b)	138,081	117,341
TechnipFMC PLC (a)	753,666	24,358,485
Tesco Corp. (a)	127,576	1,065,260
TETRA Technologies, Inc. (a)	186,418	837,017
Tidewater, Inc. (a)(b)	65,412	88,960
Transocean Ltd. (United States) (a)(b)	611,108	8,445,513
U.S. Silica Holdings, Inc.	114,850	5,807,965
Unit Corp. (a)	78,525	2,131,169
Weatherford International PLC (a)(b)	1,561,649	8,838,933
Willbros Group, Inc. (a)	69,552	208,656
		459,992,193
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (a)	181,293	384,341
Adams Resources & Energy, Inc.	2,090	84,645
Aemetis, Inc. (a)(b)	10,055	11,563
Alon U.S.A. Energy, Inc.	48,399	588,532
Amyris, Inc. (a)	58,883	30,001
Anadarko Petroleum Corp.	896,963	57,988,658
Antero Resources Corp. (a)	238,361	5,715,897
Apache Corp.	609,029	32,028,835
Approach Resources, Inc. (a)(b)	60,041	159,109
Arch Coal, Inc. (a)(b)	38,738	2,783,713
Ardmore Shipping Corp. (b)	32,573	223,125
Barnwell Industries, Inc. (a)	2,847	6,776
Bill Barrett Corp. (a)(b)	120,934	666,346
Bonanza Creek Energy, Inc. (a)(b)	47,310	81,373
Cabot Oil & Gas Corp.	752,287	16,475,085
California Resources Corp. (a)(b)	64,079	1,145,092
Callon Petroleum Co. (a)	315,265	3,978,644
Camber Energy, Inc. (a)(b)	376	270
Carrizo Oil & Gas, Inc. (a)(b)	92,100	2,997,855
Centennial Resource Development, Inc. Class A (a)(b)	95,841	1,802,769
Cheniere Energy, Inc. (a)	377,804	18,153,482
Chesapeake Energy Corp. (a)(b)	1,212,527	6,608,272
Chevron Corp.	3,028,914	340,752,825
Cimarex Energy Co.	152,386	19,157,968
Clayton Williams Energy, Inc. (a)(b)	12,847	1,738,841
Clean Energy Fuels Corp. (a)(b)	142,581	349,323
Cloud Peak Energy, Inc. (a)(b)	86,697	432,618
Cobalt International Energy, Inc. (a)(b)	562,082	399,078
Comstock Resources, Inc. (a)(b)	24,083	225,658
Concho Resources, Inc. (a)	234,758	31,093,697
ConocoPhillips Co.	1,987,204	94,531,294
CONSOL Energy, Inc. (b)	279,949	4,358,806
Contango Oil & Gas Co. (a)	51,306	380,691
Continental Resources, Inc. (a)(b)	138,323	6,252,200
CVR Energy, Inc. (b)	23,933	548,544
Delek U.S. Holdings, Inc.	94,831	2,282,582
Denbury Resources, Inc. (a)(b)	635,481	1,722,154
Devon Energy Corp.	837,762	36,325,360
Diamondback Energy, Inc. (a)	143,444	14,467,762
Earthstone Energy, Inc. (a)(b)	10,660	137,514
Eclipse Resources Corp. (a)	169,538	366,202
Enbridge, Inc.	11,082	463,782
Energen Corp. (a)	155,700	8,174,250
EOG Resources, Inc.	924,260	89,643,977
EP Energy Corp. (a)(b)	55,228	260,676
EQT Corp.	274,571	16,444,057
Evolution Petroleum Corp.	53,534	468,423
EXCO Resources, Inc. (a)(b)	316,810	176,463
Extraction Oil & Gas, Inc.	65,143	1,153,031
Exxon Mobil Corp.	6,656,343	541,293,813
Gastar Exploration, Inc. (a)	285,601	522,650
Gener8 Maritime, Inc. (a)	186,799	911,579
Gevo, Inc. (a)(b)	7,805	7,883
Green Plains, Inc.	56,901	1,425,370
Gulfport Energy Corp. (a)	242,209	4,199,904
Halcon Resources Corp. (a)(b)	43,182	349,774
Hallador Energy Co.	19,418	162,723
Harvest Natural Resources, Inc. (a)(b)	21,137	140,138
Hess Corp.	424,560	21,839,366
HollyFrontier Corp.	276,639	8,099,990
Houston American Energy Corp. (a)	36,485	8,392
International Seaways, Inc. (a)	26,698	500,588
Isramco, Inc. (a)	123	14,945
Jones Energy, Inc. (a)(b)	84,184	269,389
Kinder Morgan, Inc.	3,102,943	66,123,715
Kosmos Energy Ltd. (a)(b)	286,209	1,757,323
Laredo Petroleum, Inc. (a)(b)	215,486	2,980,171
Lonestar Resources U.S., Inc. (a)	18,853	107,462
Marathon Oil Corp.	1,346,406	21,542,496
Marathon Petroleum Corp.	847,177	42,019,979
Matador Resources Co. (a)(b)	153,132	3,685,887
Murphy Oil Corp. (b)	253,055	7,158,926
Newfield Exploration Co. (a)	312,482	11,393,094
Noble Energy, Inc.	692,407	25,210,539
Northern Oil & Gas, Inc. (a)(b)	93,777	281,331
Oasis Petroleum, Inc. (a)	373,501	5,288,774
Occidental Petroleum Corp.	1,223,274	80,185,611
ONEOK, Inc. (b)	328,542	17,757,695
Overseas Shipholding Group, Inc.	80,103	400,515
Pacific Ethanol, Inc. (a)	51,285	402,587
Panhandle Royalty Co. Class A	32,305	636,409
Par Pacific Holdings, Inc. (a)(b)	53,028	774,209
Parsley Energy, Inc. Class A (a)	349,405	10,618,418
PBF Energy, Inc. Class A (b)	170,889	4,185,072
PDC Energy, Inc. (a)(b)	89,317	6,036,936
Petroquest Energy, Inc. (a)(b)	17,737	67,755
Phillips 66 Co.	708,130	55,368,685
Pioneer Natural Resources Co.	271,521	50,494,760
QEP Resources, Inc. (a)	388,809	5,350,012
Range Resources Corp.	300,719	8,305,859
Renewable Energy Group, Inc. (a)(b)	48,243	429,363
Resolute Energy Corp. (a)(b)	30,507	1,420,101
Rex American Resources Corp. (a)	9,008	749,646
Rex Energy Corp. (a)(b)	63,386	38,856
Rice Energy, Inc. (a)	262,106	4,888,277
Ring Energy, Inc. (a)	84,537	1,044,877
RSP Permian, Inc. (a)	170,757	6,743,194
Sanchez Energy Corp. (a)(b)	110,256	1,267,944
SandRidge Energy, Inc. (a)	37,708	707,025
SemGroup Corp. Class A (b)	87,119	3,062,233
SM Energy Co.	152,521	3,759,643
Southwestern Energy Co. (a)	779,274	5,852,348
Synergy Resources Corp. (a)(b)	317,379	2,592,986
Syntroleum Corp. (a)(b)	15,037	0
Targa Resources Corp.	306,749	17,331,319
Teekay Corp. (b)	68,637	674,015
Tellurian, Inc. (a)(b)	12,706	226,929
Tengasco, Inc. (a)(b)	1,261	731
Tesoro Corp.	188,895	16,091,965
The Williams Companies, Inc.	1,309,119	37,100,432
TransAtlantic Petroleum Ltd. (a)	18,382	20,404
Triangle Petroleum Corp. (a)(b)	83,126	22,028
U.S. Energy Corp. (a)	2,263	1,878
Uranium Energy Corp. (a)(b)	246,510	367,300
Uranium Resources, Inc. (a)	2,190	4,380
VAALCO Energy, Inc. (a)	68,248	76,438
Valero Energy Corp.	724,744	49,246,355
Vertex Energy, Inc. (a)	17,824	24,241
W&T Offshore, Inc. (a)(b)	37,319	93,671
Western Refining, Inc.	132,827	4,850,842
Westmoreland Coal Co. (a)	31,012	447,813
Whiting Petroleum Corp. (a)	451,901	4,903,126
World Fuel Services Corp.	116,948	4,230,009
WPX Energy, Inc. (a)	612,395	7,899,896
Zion Oil & Gas, Inc. (a)	27,782	36,117
		2,008,309,265

TOTAL ENERGY		2,468,301,458

FINANCIALS - 15.3%
Banks - 6.9%
1st Source Corp.	33,223	1,551,846
Access National Corp. (b)	1,270	35,065
ACNB Corp.	3,789	109,881
Allegiance Bancshares, Inc. (a)(b)	20,938	772,612
American National Bankshares, Inc.	2,748	100,439
Ameris Bancorp	53,161	2,567,676
Ames National Corp.	2,652	85,394
Arrow Financial Corp.	16,949	591,520
Associated Banc-Corp.	269,062	6,928,347
Atlantic Capital Bancshares, Inc. (a)	21,164	380,952
Banc of California, Inc. (b)	80,001	1,556,019
BancFirst Corp.	17,711	1,688,744
Bancorp, Inc., Delaware (a)	84,963	440,108
BancorpSouth, Inc.	133,469	4,137,539
Bank of America Corp.	16,207,885	400,010,602
Bank of Hawaii Corp.	74,301	6,275,462
Bank of Marin Bancorp	5,058	346,473
Bank of the Ozarks, Inc. (b)	148,023	8,101,299
BankUnited, Inc.	158,862	6,295,701
Banner Corp.	51,093	2,969,525
Bar Harbor Bankshares	6,297	268,315
BB&T Corp.	1,295,845	62,485,646
BCB Bancorp, Inc.	2,814	41,366
Berkshire Hills Bancorp, Inc.	55,545	1,963,516
Blue Hills Bancorp, Inc.	49,471	907,793
BNC Bancorp	84,382	3,033,533
BOK Financial Corp.	49,801	4,106,590
Boston Private Financial Holdings, Inc.	128,855	2,216,306
Bridge Bancorp, Inc.	53,457	1,905,742
Brookline Bancorp, Inc., Delaware	111,120	1,761,252
Bryn Mawr Bank Corp.	27,092	1,112,127
C & F Financial Corp.	1,992	94,620
Camden National Corp.	22,138	939,979
Capital Bank Financial Corp. Series A	43,923	1,792,058
Capital City Bank Group, Inc.	7,146	145,993
Cardinal Financial Corp.	51,939	1,622,574
Carolina Financial Corp. (b)	15,721	471,944
Cascade Bancorp (a)	37,243	307,255
Cathay General Bancorp	122,996	4,831,283
Centerstate Banks of Florida, Inc.	74,327	1,836,620
Central Pacific Financial Corp.	46,756	1,476,554
Central Valley Community Bancorp	3,159	64,886
Century Bancorp, Inc. Class A (non-vtg.)	686	43,424
Chemical Financial Corp.	114,631	6,106,393
CIT Group, Inc.	324,789	13,933,448
Citigroup, Inc.	4,565,189	273,043,954
Citizens & Northern Corp.	8,777	205,996
Citizens Financial Group, Inc.	812,976	30,380,913
City Holding Co.	22,173	1,452,332
CNB Financial Corp., Pennsylvania	18,512	444,843
CoBiz, Inc.	48,540	827,607
Columbia Banking Systems, Inc.	85,736	3,420,009
Comerica, Inc.	274,217	19,546,188
Commerce Bancshares, Inc.	144,354	8,519,773
Community Bank System, Inc.	88,502	5,257,904
Community Trust Bancorp, Inc.	30,823	1,414,776
ConnectOne Bancorp, Inc.	44,434	1,115,293
CU Bancorp (a)	27,578	1,083,815
Cullen/Frost Bankers, Inc.	95,722	8,851,413
Customers Bancorp, Inc. (a)	47,427	1,628,169
CVB Financial Corp.	147,873	3,511,984
Eagle Bancorp, Inc. (a)	47,619	2,964,283
East West Bancorp, Inc.	226,282	12,246,382
Eastern Virginia Bankshares, Inc.	969	10,300
Enterprise Bancorp, Inc.	15,551	515,360
Enterprise Financial Services Corp.	30,725	1,350,364
Farmers Capital Bank Corp.	12,316	478,477
Farmers National Banc Corp.	66,489	917,548
FCB Financial Holdings, Inc. Class A (a)	62,415	3,033,369
Fidelity Southern Corp.	33,831	797,397
Fifth Third Bancorp	1,219,702	33,468,623
Financial Institutions, Inc.	20,978	717,448
First Bancorp, North Carolina	30,448	914,962
First Bancorp, Puerto Rico (a)	301,460	1,923,315
First Busey Corp.	54,682	1,690,767
First Business Finance Services, Inc.	3,936	99,266
First Citizen Bancshares, Inc.	15,636	5,570,950
First Commonwealth Financial Corp.	139,377	1,941,522
First Community Bancshares, Inc.	12,848	347,153
First Connecticut Bancorp, Inc.	11,897	287,313
First Financial Bancorp, Ohio	103,444	2,870,571
First Financial Bankshares, Inc. (b)	106,325	4,678,300
First Financial Corp., Indiana	17,277	802,517
First Financial Northwest, Inc.	2,197	44,709
First Foundation, Inc. (a)	39,781	652,408
First Hawaiian, Inc.	77,725	2,462,328
First Horizon National Corp.	346,669	6,912,580
First Internet Bancorp	6,364	195,693
First Interstate Bancsystem, Inc.	38,967	1,708,703
First Merchants Corp.	71,357	2,862,843
First Mid-Illinois Bancshares, Inc.	15,730	520,348
First Midwest Bancorp, Inc., Delaware	122,035	2,981,315
First NBC Bank Holding Co. (a)(b)	23,508	104,611
First Northwest Bancorp (a)	5,375	82,990
First of Long Island Corp.	32,168	884,620
First Republic Bank	249,797	23,438,453
First United Corp. (a)	3,018	44,214
First United Corp. rights 3/17/17 (a)	3,018	1,026
Flushing Financial Corp.	47,044	1,314,409
FNB Corp., Pennsylvania	352,576	5,489,608
Franklin Financial Network, Inc. (a)	20,997	827,282
Fulton Financial Corp.	269,904	5,161,914
German American Bancorp, Inc.	18,768	890,542
Glacier Bancorp, Inc.	124,637	4,601,598
Great Southern Bancorp, Inc.	15,318	766,666
Great Western Bancorp, Inc.	87,025	3,719,449
Green Bancorp, Inc. (a)	40,300	687,115
Guaranty Bancorp	27,816	688,446
Hancock Holding Co.	130,273	6,181,454
Hanmi Financial Corp.	52,514	1,753,968
HarborOne Bancorp, Inc.	41,736	823,869
Heartland Financial U.S.A., Inc.	36,703	1,818,634
Heritage Commerce Corp.	59,915	850,793
Heritage Financial Corp., Washington	51,567	1,289,175
Heritage Oaks Bancorp	32,593	448,480
Hilltop Holdings, Inc.	136,474	3,873,132
Home Bancshares, Inc.	191,474	5,388,078
HomeTrust Bancshares, Inc. (a)	24,994	599,856
Hope Bancorp, Inc.	216,598	4,635,197
Horizon Bancorp Industries	29,396	762,532
Huntington Bancshares, Inc.	1,739,179	24,591,991
IBERIABANK Corp.	81,864	6,937,974
Independent Bank Corp.	26,504	567,186
Independent Bank Corp., Massachusetts	41,598	2,703,870
Independent Bank Group, Inc.	18,321	1,159,719
International Bancshares Corp.	94,450	3,593,823
Investors Bancorp, Inc.	516,646	7,558,531
JPMorgan Chase & Co.	5,737,001	519,887,031
KeyCorp	1,753,127	32,906,194
Lakeland Bancorp, Inc.	60,320	1,188,304
Lakeland Financial Corp.	43,110	1,956,763
LegacyTexas Financial Group, Inc.	64,665	2,754,082
Live Oak Bancshares, Inc. (b)	47,360	1,086,912
M&T Bank Corp.	252,688	42,191,315
Macatawa Bank Corp.	22,839	231,131
MainSource Financial Group, Inc.	34,621	1,185,769
MB Financial, Inc.	124,722	5,614,984
MBT Financial Corp.	19,637	208,152
Mercantile Bank Corp.	17,364	580,652
Merchants Bancshares, Inc.	10,090	519,131
Middleburg Financial Corp.	4,711	168,230
Midland States Bancorp, Inc.	6,212	218,414
Midsouth Bancorp, Inc.	7,208	105,958
MidWestOne Financial Group, Inc.	9,068	330,710
MutualFirst Financial, Inc.	20,181	638,729
National Bank Holdings Corp.	40,043	1,321,019
National Bankshares, Inc. (b)	5,803	219,934
National Commerce Corp. (a)	16,217	607,327
NBT Bancorp, Inc.	92,219	3,723,803
Nicolet Bankshares, Inc. (a)	7,917	385,875
Northrim Bancorp, Inc.	6,518	190,000
OFG Bancorp (b)	71,939	928,013
Old Line Bancshares, Inc.	8,031	225,270
Old National Bancorp, Indiana	272,863	5,007,036
Old Second Bancorp, Inc.	18,605	203,725
Opus Bank	31,202	673,963
Orrstown Financial Services, Inc.	5,669	123,868
Pacific Continental Corp.	35,872	902,181
Pacific Mercantile Bancorp (a)	10,321	75,859
Pacific Premier Bancorp, Inc. (a)	40,332	1,613,280
PacWest Bancorp	207,277	11,420,963
Park National Corp.	21,902	2,353,370
Park Sterling Corp.	75,635	897,031
Peapack-Gladstone Financial Corp.	20,893	654,787
Penns Woods Bancorp, Inc.	3,854	183,258
People's Utah Bancorp	31,031	825,425
Peoples Bancorp, Inc.	27,844	905,487
Peoples Financial Corp., Mississippi (a)	2,667	40,805
Peoples Financial Services Corp.	12,111	503,575
Peoples United Financial, Inc. (b)	535,736	10,286,131
Pinnacle Financial Partners, Inc.	83,847	5,818,982
PNC Financial Services Group, Inc.	780,464	99,298,435
Popular, Inc.	171,035	7,535,802
Preferred Bank, Los Angeles	21,681	1,217,171
Premier Financial Bancorp, Inc.	4,507	82,839
PrivateBancorp, Inc.	128,395	7,267,157
Prosperity Bancshares, Inc.	109,880	8,190,455
QCR Holdings, Inc.	31,102	1,349,827
Regions Financial Corp.	1,990,677	30,397,638
Renasant Corp.	71,564	2,936,987
Republic Bancorp, Inc., Kentucky Class A	18,205	629,529
Republic First Bancorp, Inc. (a)(b)	116,122	928,976
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	21,978
S&T Bancorp, Inc.	72,150	2,567,819
Sandy Spring Bancorp, Inc.	42,176	1,816,099
Seacoast Banking Corp., Florida (a)	55,503	1,289,335
ServisFirst Bancshares, Inc. (b)	88,788	3,690,917
Shore Bancshares, Inc.	6,745	117,161
Sierra Bancorp	8,792	251,803
Signature Bank (a)	92,531	14,574,558
Simmons First National Corp. Class A	56,478	3,247,485
South State Corp.	41,590	3,722,305
Southern First Bancshares, Inc. (a)	3,669	122,912
Southern National Bancorp of Virginia, Inc.	3,574	60,758
Southside Bancshares, Inc.	40,565	1,429,105
Southwest Bancorp, Inc., Oklahoma	34,097	908,685
State Bank Financial Corp.	55,381	1,502,487
Sterling Bancorp	235,339	5,824,640
Stock Yards Bancorp, Inc.	30,796	1,361,183
Stonegate Bank	22,048	1,022,366
Suffolk Bancorp (b)	17,277	734,964
Summit Financial Group, Inc. (b)	7,690	184,252
Sun Bancorp, Inc.	15,520	401,192
SunTrust Banks, Inc.	784,599	46,675,795
SVB Financial Group (a)	85,200	16,263,828
Synovus Financial Corp.	198,807	8,393,632
TCF Financial Corp.	303,183	5,275,384
Texas Capital Bancshares, Inc. (a)	74,662	6,656,117
The First Bancorp, Inc.	2,896	78,511
Tompkins Financial Corp.	22,580	2,025,878
TowneBank	102,762	3,344,903
Trico Bancshares	37,499	1,362,339
TriState Capital Holdings, Inc. (a)	31,167	733,983
Triumph Bancorp, Inc. (a)	20,156	542,196
Trustmark Corp.	109,424	3,615,369
U.S. Bancorp	2,564,488	141,046,840
UMB Financial Corp.	69,076	5,444,570
Umpqua Holdings Corp.	368,620	6,933,742
Union Bankshares Corp.	76,873	2,787,415
Union Bankshares, Inc. (b)	1,824	75,514
United Bankshares, Inc., West Virginia (b)	126,684	5,669,109
United Community Bank, Inc.	111,127	3,210,459
Unity Bancorp, Inc.	5,913	99,930
Univest Corp. of Pennsylvania	38,712	1,078,129
Valley National Bancorp	416,825	5,156,125
Veritex Holdings, Inc. (a)	16,602	475,647
Washington Trust Bancorp, Inc.	22,987	1,245,895
WashingtonFirst Bankshares, Inc.	8,428	231,517
Webster Financial Corp.	144,402	7,932,002
Wells Fargo & Co.	7,259,799	420,197,166
WesBanco, Inc.	73,993	2,986,357
West Bancorp., Inc.	59,222	1,311,767
Westamerica Bancorp. (b)	45,279	2,619,390
Westbury Bancorp, Inc. (a)	4,860	101,866
Western Alliance Bancorp. (a)	148,029	7,644,218
Wintrust Financial Corp.	85,979	6,336,652
Xenith Bankshares, Inc. (a)(b)	13,287	353,833
Yadkin Financial Corp.	84,601	2,839,210
Zions Bancorporation	308,583	13,855,377
		2,740,478,622
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	86,762	14,569,943
Ameriprise Financial, Inc.	252,712	33,231,628
Arlington Asset Investment Corp. (b)	25,721	379,128
Artisan Partners Asset Management, Inc.	74,438	2,117,761
Ashford, Inc. (a)	1,254	70,287
Associated Capital Group, Inc.	6,083	226,896
Bank of New York Mellon Corp.	1,697,601	80,024,911
BGC Partners, Inc. Class A	329,503	3,716,794
BlackRock, Inc. Class A	194,377	75,313,312
CBOE Holdings, Inc.	128,219	10,007,493
Charles Schwab Corp.	1,927,034	77,871,444
CME Group, Inc.	544,510	66,136,185
Cohen & Steers, Inc.	39,455	1,483,903
Cowen Group, Inc. Class A (a)(b)	42,436	606,835
Diamond Hill Investment Group, Inc.	4,388	879,882
E*TRADE Financial Corp. (a)	446,303	15,401,917
Eaton Vance Corp. (non-vtg.)	189,531	8,837,831
Evercore Partners, Inc. Class A	60,285	4,795,672
FactSet Research Systems, Inc.	63,521	11,300,386
FBR & Co.	6,019	109,245
Federated Investors, Inc. Class B (non-vtg.)	166,109	4,513,182
Financial Engines, Inc. (b)	81,760	3,621,968
Franklin Resources, Inc.	551,204	23,723,820
Gain Capital Holdings, Inc.	33,946	266,137
GAMCO Investors, Inc. Class A	6,083	181,213
Global Brokerage, Inc. Class A (a)(b)	5,137	14,127
Goldman Sachs Group, Inc.	592,737	147,034,340
Great Elm Capital Group, Inc.	8,360	27,588
Greenhill & Co., Inc.	46,751	1,381,492
Houlihan Lokey	31,923	1,005,255
Institutional Financial Markets, Inc.	6,881	8,601
Interactive Brokers Group, Inc.	119,445	4,384,826
IntercontinentalExchange, Inc.	955,371	54,580,345
INTL FCStone, Inc. (a)	23,975	905,056
Invesco Ltd.	646,137	20,799,150
Investment Technology Group, Inc.	55,680	1,114,714
Janus Capital Group, Inc.	234,715	2,971,492
KCG Holdings, Inc. Class A (a)	107,133	1,483,792
Ladenburg Thalmann Financial Services, Inc. (a)(b)	146,974	326,282
Lazard Ltd. Class A	207,047	8,915,444
Legg Mason, Inc.	154,159	5,814,877
LPL Financial	130,560	5,162,342
Manning & Napier, Inc. Class A	21,800	136,250
MarketAxess Holdings, Inc.	60,934	11,896,145
Moelis & Co. Class A	40,629	1,495,147
Moody's Corp.	266,625	29,694,026
Morgan Stanley	2,302,520	105,156,088
Morningstar, Inc.	31,944	2,562,867
MSCI, Inc.	152,851	14,458,176
Northern Trust Corp.	341,857	29,861,209
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	224,880
Piper Jaffray Companies	20,940	1,481,505
PJT Partners, Inc.	43,421	1,607,011
Pzena Investment Management, Inc.	4,972	49,919
Raymond James Financial, Inc.	201,698	15,845,395
S&P Global, Inc.	415,977	53,856,542
Safeguard Scientifics, Inc. (a)(b)	26,745	338,324
SEI Investments Co.	229,425	11,551,549
Silvercrest Asset Management Group Class A	6,008	80,207
State Street Corp.	583,623	46,520,589
Stifel Financial Corp. (a)	108,208	5,838,904
T. Rowe Price Group, Inc.	389,230	27,717,068
TD Ameritrade Holding Corp.	389,290	15,221,239
The NASDAQ OMX Group, Inc.	185,532	13,193,181
TheStreet.com, Inc. (a)	3,696	2,864
U.S. Global Investments, Inc. Class A	7,637	14,052
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	77,143	1,338,431
Virtus Investment Partners, Inc. (b)	8,765	961,082
Waddell & Reed Financial, Inc. Class A	123,074	2,367,944
Westwood Holdings Group, Inc.	10,927	621,309
WisdomTree Investments, Inc. (b)	170,101	1,549,620
		1,090,959,019
Consumer Finance - 0.8%
Ally Financial, Inc.	759,577	17,082,887
American Express Co.	1,229,777	98,455,947
Asta Funding, Inc. (a)(b)	4,468	41,552
Atlanticus Holdings Corp. (a)	35,598	96,115
Capital One Financial Corp.	783,296	73,520,163
Consumer Portfolio Services, Inc. (a)	11,930	61,678
Credit Acceptance Corp. (a)(b)	19,841	3,977,327
Discover Financial Services	624,763	44,445,640
Encore Capital Group, Inc. (a)(b)	36,545	1,216,949
Enova International, Inc. (a)	32,960	472,976
EZCORP, Inc. (non-vtg.) Class A (a)	86,606	762,133
First Cash Financial Services, Inc.	90,535	4,015,227
Green Dot Corp. Class A (a)	74,413	2,181,045
Imperial Holdings, Inc. warrants 4/11/19 (a)	1,880	0
LendingClub Corp. (a)(b)	543,864	2,904,234
Navient Corp.	480,094	7,398,249
Nelnet, Inc. Class A	31,753	1,422,217
Nicholas Financial, Inc. (a)	5,705	63,326
OneMain Holdings, Inc. (a)	91,372	2,560,243
PRA Group, Inc. (a)	79,585	3,247,068
Regional Management Corp. (a)	12,187	255,805
Santander Consumer U.S.A. Holdings, Inc. (a)	199,933	2,955,010
SLM Corp.	671,589	8,052,352
Synchrony Financial	1,253,880	45,440,611
World Acceptance Corp. (a)(b)	10,919	572,592
		321,201,346
Diversified Financial Services - 1.4%
Acushnet Holdings Corp. (b)	49,208	861,632
At Home Group, Inc.	11,583	174,092
Bats Global Markets, Inc.	48,975	1,720,492
Berkshire Hathaway, Inc. Class B (a)	3,041,273	521,335,018
Bioverativ, Inc. (a)	171,891	8,952,083
Camping World Holdings, Inc.	32,678	1,149,285
Cotiviti Holdings, Inc. (b)	25,200	944,496
Donnelley Financial Solutions, Inc. (a)	44,422	1,026,592
FB Financial Corp. (b)	13,353	423,958
Leucadia National Corp.	564,714	15,032,687
Marlin Business Services Corp.	13,319	316,992
NewStar Financial, Inc.	27,065	269,567
On Deck Capital, Inc. (a)	61,562	328,741
PICO Holdings, Inc. (a)	29,880	409,356
Quantenna Communications, Inc. (b)	16,406	343,542
Ra Pharmaceuticals, Inc.	6,114	128,027
Senseonics Holdings, Inc.	5,000	11,750
Tiptree, Inc.	33,155	210,534
Valvoline, Inc. (b)	48,560	1,088,715
Varex Imaging Corp. (a)(b)	60,332	2,100,760
Voya Financial, Inc.	304,070	12,536,806
		569,365,125
Insurance - 3.0%
AFLAC, Inc.	650,992	47,099,271
Alleghany Corp. (a)	25,576	16,516,981
Allied World Assurance Co. Holdings AG	138,628	7,322,331
Allstate Corp.	583,373	47,929,926
AMBAC Financial Group, Inc. (a)	65,156	1,439,948
American Equity Investment Life Holding Co.	135,906	3,657,230
American Financial Group, Inc.	124,528	11,713,104
American International Group, Inc.	1,564,818	100,023,167
American National Insurance Co.	20,619	2,476,342
Amerisafe, Inc.	28,834	1,854,026
AmTrust Financial Services, Inc.	173,580	3,992,340
Aon PLC	421,138	48,704,610
Arch Capital Group Ltd. (a)	197,446	18,672,468
Argo Group International Holdings, Ltd.	46,444	3,109,426
Arthur J. Gallagher & Co.	279,035	15,891,043
Aspen Insurance Holdings Ltd.	93,846	5,260,068
Assurant, Inc.	94,584	9,363,816
Assured Guaranty Ltd.	208,257	8,561,445
Atlas Financial Holdings, Inc. (a)	9,356	126,306
Axis Capital Holdings Ltd.	139,939	9,697,773
Baldwin & Lyons, Inc. Class B	6,073	144,537
Brown & Brown, Inc.	187,833	8,095,602
Chubb Ltd.	744,162	102,820,864
Cincinnati Financial Corp.	247,243	18,038,849
Citizens, Inc. Class A (a)(b)	62,312	568,285
CNA Financial Corp.	65,156	2,793,889
CNO Financial Group, Inc.	273,436	5,717,547
Crawford & Co. Class B	31,537	341,230
Donegal Group, Inc. Class A	8,008	133,013
eHealth, Inc. (a)	26,343	288,719
EMC Insurance Group	8,724	242,527
Employers Holdings, Inc.	50,084	1,883,158
Endurance Specialty Holdings Ltd.	100,889	9,375,615
Enstar Group Ltd. (a)	18,704	3,623,900
Erie Indemnity Co. Class A	39,674	4,705,733
Everest Re Group Ltd.	65,794	15,470,801
FBL Financial Group, Inc. Class A	16,450	1,124,358
Federated National Holding Co.	19,431	388,814
Fidelity & Guaranty Life (b)	29,774	791,988
First Acceptance Corp. (a)	4,055	5,596
First American Financial Corp.	189,648	7,409,547
FNF Group	437,040	16,751,743
FNFV Group (a)(b)	119,032	1,481,948
Genworth Financial, Inc. Class A (a)	786,655	3,217,419
Global Indemnity Ltd. (a)	13,709	543,973
Greenlight Capital Re, Ltd. (a)	42,022	937,091
Hallmark Financial Services, Inc. (a)	10,337	113,914
Hanover Insurance Group, Inc.	70,993	6,390,790
Hartford Financial Services Group, Inc.	606,032	29,628,904
HCI Group, Inc.	13,167	649,133
Health Insurance Innovations, Inc. (a)	14,064	252,449
Heritage Insurance Holdings, Inc.	60,181	888,272
Horace Mann Educators Corp.	55,232	2,314,221
Independence Holding Co.	16,014	290,654
Infinity Property & Casualty Corp.	16,040	1,511,770
Investors Title Co.	1,086	149,553
James River Group Holdings Ltd.	33,994	1,462,422
Kemper Corp.	77,009	3,269,032
Kingstone Companies, Inc.	9,045	135,675
Kinsale Capital Group, Inc.	18,537	544,061
Lincoln National Corp.	365,020	25,609,803
Loews Corp.	453,525	21,306,605
Maiden Holdings Ltd.	125,108	1,932,919
Markel Corp. (a)	22,604	22,145,817
Marsh & McLennan Companies, Inc.	820,021	60,255,143
MBIA, Inc. (a)	228,577	2,358,915
Mercury General Corp.	57,625	3,378,554
MetLife, Inc.	1,759,395	92,262,674
National General Holdings Corp.	96,033	2,337,443
National Western Life Group, Inc.	3,602	1,144,896
Navigators Group, Inc.	34,462	1,897,133
Old Republic International Corp.	380,233	7,874,625
OneBeacon Insurance Group Ltd.	32,052	523,089
Patriot National, Inc. (b)	7,857	36,064
Primerica, Inc.	70,465	5,690,049
Principal Financial Group, Inc.	430,967	26,952,676
ProAssurance Corp.	88,346	5,221,249
Progressive Corp.	923,182	36,170,271
Prudential Financial, Inc.	688,849	76,145,368
Reinsurance Group of America, Inc.	97,205	12,642,482
RenaissanceRe Holdings Ltd.	65,324	9,644,435
RLI Corp.	67,585	3,950,343
Safety Insurance Group, Inc.	19,906	1,413,326
Selective Insurance Group, Inc.	86,856	3,847,721
State Auto Financial Corp.	21,317	571,935
State National Companies, Inc.	40,781	569,711
Stewart Information Services Corp.	34,622	1,537,563
The Travelers Companies, Inc.	452,297	55,288,785
Third Point Reinsurance Ltd. (a)	92,317	1,144,731
Torchmark Corp.	173,559	13,456,029
Trupanion, Inc. (a)(b)	19,929	309,896
United Fire Group, Inc.	32,386	1,367,337
United Insurance Holdings Corp.	21,251	359,567
Universal Insurance Holdings, Inc. (b)	52,834	1,423,876
Unum Group	364,891	17,817,628
Validus Holdings Ltd.	125,147	7,215,976
W.R. Berkley Corp.	159,271	11,311,426
White Mountains Insurance Group Ltd.	8,265	7,738,189
Willis Group Holdings PLC	205,000	26,328,150
WMI Holdings Corp. (a)	391,046	527,912
XL Group Ltd.	424,269	17,178,652
		1,206,798,180
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	28,740	513,296
Agnc Investment Corp.	515,120	10,111,806
Altisource Residential Corp. Class B	74,457	999,213
American Capital Mortgage Investment Corp.	77,847	1,288,368
Annaly Capital Management, Inc.	1,611,496	17,887,606
Anworth Mortgage Asset Corp.	251,516	1,368,247
Apollo Commercial Real Estate Finance, Inc. (b)	130,211	2,394,580
Arbor Realty Trust, Inc.	58,520	431,878
Ares Commercial Real Estate Corp.	39,618	535,635
Armour Residential REIT, Inc.	61,211	1,376,635
Blackstone Mortgage Trust, Inc.	145,044	4,516,670
Capstead Mortgage Corp.	129,311	1,368,110
Cherry Hill Mortgage Investment Corp.	2,726	50,567
Chimera Investment Corp.	288,782	5,556,166
CIM Commercial Trust Corp.	6,057	95,095
CYS Investments, Inc.	246,028	1,973,145
Dynex Capital, Inc.	68,104	467,193
Ellington Residential Mortgage REIT	7,146	104,260
Five Oaks Investment Corp. (b)	6,106	31,873
Great Ajax Corp.	14,698	193,132
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	72,110	1,427,057
Invesco Mortgage Capital, Inc.	162,908	2,533,219
Ladder Capital Corp. Class A	103,039	1,486,853
MFA Financial, Inc.	554,751	4,449,103
New Residential Investment Corp.	477,401	8,053,755
New York Mortgage Trust, Inc. (b)	176,500	1,117,245
Orchid Island Capital, Inc.	20,507	201,379
Owens Realty Mortgage, Inc.	54,252	906,008
PennyMac Mortgage Investment Trust	106,166	1,789,959
Redwood Trust, Inc.	130,122	2,130,097
Resource Capital Corp. (b)	40,594	340,990
Starwood Property Trust, Inc. (b)	398,812	9,116,842
Two Harbors Investment Corp.	531,577	4,943,666
Western Asset Mortgage Capital Corp.	72,828	757,411
ZAIS Financial Corp.	6,000	82,800
		90,599,859
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	10,073	527,825
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	151,919	2,808,982
Bank Mutual Corp.	56,001	543,210
BankFinancial Corp.	19,300	286,991
Bear State Financial, Inc.	13,571	129,196
Beneficial Bancorp, Inc.	178,014	2,901,628
BofI Holding, Inc. (a)(b)	89,235	2,814,472
BSB Bancorp, Inc. (a)	6,958	193,780
Capitol Federal Financial, Inc.	213,203	3,217,233
Charter Financial Corp.	1,496	29,247
Clifton Bancorp, Inc.	32,703	525,537
Dime Community Bancshares, Inc.	51,879	1,115,399
ESSA Bancorp, Inc.	4,298	67,908
Essent Group Ltd. (a)	118,630	4,129,510
EverBank Financial Corp.	200,159	3,891,091
Farmer Mac Class C (non-vtg.)	15,100	869,458
First Defiance Financial Corp.	11,019	541,584
Flagstar Bancorp, Inc. (a)	37,206	1,056,650
Hingham Institution for Savings	2,103	394,397
Home Bancorp, Inc.	3,114	112,104
HomeStreet, Inc. (a)	54,010	1,474,473
Impac Mortgage Holdings, Inc. (a)(b)	22,924	318,644
Kearny Financial Corp.	140,086	2,150,320
Lendingtree, Inc. (a)(b)	11,133	1,318,147
Meridian Bancorp, Inc. Maryland	112,706	2,147,049
Meta Financial Group, Inc.	14,625	1,251,900
MGIC Investment Corp. (a)	558,194	5,944,766
Nationstar Mortgage Holdings, Inc. (a)(b)	49,983	907,691
New York Community Bancorp, Inc. (b)	797,293	12,182,637
NMI Holdings, Inc. (a)	77,675	862,193
Northfield Bancorp, Inc.	77,835	1,460,185
Northwest Bancshares, Inc.	151,987	2,757,044
OceanFirst Financial Corp.	60,020	1,751,984
Ocwen Financial Corp. (a)	142,608	628,901
Oritani Financial Corp.	122,108	2,100,258
PennyMac Financial Services, Inc. (a)	35,269	629,552
PHH Corp. (a)	94,843	1,196,919
Poage Bankshares, Inc.	2,365	46,354
Provident Financial Holdings, Inc.	3,066	57,212
Provident Financial Services, Inc.	124,224	3,298,147
Radian Group, Inc.	333,247	6,201,727
Riverview Bancorp, Inc.	6,875	53,144
Security National Financial Corp. Class A	11,754	80,515
SI Financial Group, Inc.	3,746	55,066
Southern Missouri Bancorp, Inc.	1,632	57,153
Stonegate Mortgage Corp. (a)	14,418	113,181
Territorial Bancorp, Inc.	13,244	426,722
TFS Financial Corp.	159,329	2,707,000
Timberland Bancorp, Inc.	5,034	105,211
Trustco Bank Corp., New York	140,018	1,169,150
United Community Financial Corp.	43,226	372,176
United Financial Bancorp, Inc. New	73,256	1,308,352
Walker & Dunlop, Inc. (a)	44,294	1,800,551
Walter Investment Management Corp. (a)(b)	49,597	168,630
Washington Federal, Inc.	157,606	5,334,963
Waterstone Financial, Inc.	41,772	774,871
Westfield Financial, Inc.	33,310	334,766
WSFS Financial Corp.	41,525	1,893,540
		91,069,471

TOTAL FINANCIALS		6,110,999,447

HEALTH CARE - 13.3%
Biotechnology - 3.0%
AbbVie, Inc.	2,602,108	160,914,359
Abeona Therapeutics, Inc. (a)(b)	62,198	335,869
ACADIA Pharmaceuticals, Inc. (a)(b)	153,690	5,857,126
Acceleron Pharma, Inc. (a)(b)	65,396	1,747,381
Achillion Pharmaceuticals, Inc. (a)	199,588	800,348
Acorda Therapeutics, Inc. (a)	71,044	1,879,114
Actinium Pharmaceuticals, Inc. (a)(b)	38,656	54,505
Adamas Pharmaceuticals, Inc. (a)(b)	24,337	450,235
Aduro Biotech, Inc. (a)(b)	43,288	486,990
Advaxis, Inc. (a)(b)	48,573	426,957
Adverum Biotechnologies, Inc. (a)	12,370	32,781
Aevi Genomic Medicine, Inc. (a)	41,669	195,428
Agenus, Inc. (a)(b)	96,074	407,354
Agios Pharmaceuticals, Inc. (a)(b)	53,379	2,585,679
Aimmune Therapeutics, Inc. (a)(b)	39,537	801,415
Akebia Therapeutics, Inc. (a)	119,958	1,201,979
Albireo Pharma, Inc. (a)	3,603	93,750
Alder Biopharmaceuticals, Inc. (a)(b)	88,675	2,026,224
Alexion Pharmaceuticals, Inc. (a)	359,710	47,211,938
Alkermes PLC (a)	246,062	13,902,503
Alnylam Pharmaceuticals, Inc. (a)(b)	111,828	5,774,798
AMAG Pharmaceuticals, Inc. (a)(b)	54,744	1,229,003
Amgen, Inc.	1,194,377	210,843,372
Amicus Therapeutics, Inc. (a)(b)	246,314	1,598,578
Anavex Life Sciences Corp. (a)(b)	42,618	244,627
Anthera Pharmaceuticals, Inc. (a)(b)	58,148	39,541
Applied Genetic Technologies Corp. (a)	14,097	109,252
Aptevo Therapeutics, Inc. (a)	19,070	38,140
AquaBounty Technologies, Inc. (a)(b)	1,372	19,510
Aquinox Pharmaceuticals, Inc. (a)(b)	27,880	481,766
Ardelyx, Inc. (a)	32,056	435,962
Arena Pharmaceuticals, Inc. (a)	308,170	486,909
Argos Therapeutics, Inc. (a)(b)	19,777	22,744
ArQule, Inc. (a)	65,290	83,571
Array BioPharma, Inc. (a)(b)	275,405	3,167,158
Arrowhead Pharmaceuticals, Inc. (a)(b)	223,439	504,972
Asterias Biotherapeutics, Inc. (b)	24,436	92,857
Atara Biotherapeutics, Inc. (a)(b)	38,054	587,934
Athersys, Inc. (a)	92,903	111,484
aTyr Pharma, Inc. (a)(b)	6,529	26,116
Audentes Therapeutics, Inc.	4,264	66,135
AVEO Pharmaceuticals, Inc. (a)	43,200	36,288
Aviragen Therapeutics, Inc. (a)	46,093	27,315
Bellicum Pharmaceuticals, Inc. (a)(b)	35,938	443,116
Biocept, Inc. (a)(b)	7,092	14,539
BioCryst Pharmaceuticals, Inc. (a)(b)	125,510	783,182
Biogen, Inc. (a)	348,070	100,453,002
BioMarin Pharmaceutical, Inc. (a)	276,684	25,988,928
Biospecifics Technologies Corp. (a)	7,257	383,678
BioTime, Inc. (a)(b)	66,499	216,122
bluebird bio, Inc. (a)(b)	63,644	5,578,397
Blueprint Medicines Corp. (a)(b)	45,450	1,598,931
BrainStorm Cell Therpeutic, Inc. (a)(b)	15,396	66,973
Calithera Biosciences, Inc. (a)	11,343	102,087
Cancer Genetics, Inc. (a)(b)	9,725	21,881
Cara Therapeutics, Inc. (a)(b)	41,713	668,659
Cascadian Therapeutics, Inc. (a)	49,541	210,054
CASI Pharmaceuticals, Inc. (a)	289	410
Catalyst Biosciences, Inc. (a)(b)	180	1,219
Catalyst Pharmaceutical Partners, Inc. (a)(b)	93,518	105,675
Cel-Sci Corp. (a)(b)	81,306	7,838
Celgene Corp. (a)	1,246,444	153,948,298
Celldex Therapeutics, Inc. (a)(b)	215,095	761,436
Cellular Biomedicine Group, Inc. (a)(b)	8,068	103,270
Celsion Corp. (a)	10,682	2,374
Cerulean Pharma, Inc. (a)(b)	28,222	36,971
ChemoCentryx, Inc. (a)	36,062	238,730
Chiasma, Inc. (a)(b)	8,745	13,992
Chimerix, Inc. (a)	63,824	362,520
Cidara Therapeutics, Inc. (a)	2,782	20,030
Cleveland Biolabs, Inc. (a)	1,776	3,019
Clovis Oncology, Inc. (a)(b)	69,991	4,046,180
Coherus BioSciences, Inc. (a)(b)	50,337	1,187,953
Colucid Pharmaceuticals, Inc. (a)	11,613	540,295
Conatus Pharmaceuticals, Inc. (a)(b)	19,091	92,973
Concert Pharmaceuticals, Inc. (a)	25,754	239,512
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	46,114	394,275
CorMedix, Inc. (a)(b)	48,587	101,061
Corvus Pharmaceuticals, Inc.	3,526	50,704
CTI BioPharma Corp. (a)(b)	19,153	80,634
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	336,274
Cyclacel Pharmaceuticals, Inc.	960	3,254
Cytokinetics, Inc. (a)(b)	61,797	655,048
CytomX Therapeutics, Inc. (a)	55,930	699,125
Cytori Therapeutics, Inc. (a)(b)	10,777	18,105
CytRx Corp. (a)(b)	55,459	23,881
Dicerna Pharmaceuticals, Inc. (a)(b)	22,350	64,368
Dimension Therapeutics, Inc. (a)	31,436	53,441
Dyax Corp. rights 12/31/19 (a)	200,675	505,701
Dynavax Technologies Corp. (a)(b)	52,974	238,383
Eagle Pharmaceuticals, Inc. (a)(b)	14,894	1,142,221
Edge Therapeutics, Inc. (a)(b)	50,398	492,388
Editas Medicine, Inc. (b)	26,980	672,611
Eiger Biopharmaceuticals, Inc. (a)(b)	1,065	12,035
Eleven Biotherapeutics, Inc. (a)(b)	6,105	12,210
Emergent BioSolutions, Inc. (a)(b)	56,205	1,763,713
Enanta Pharmaceuticals, Inc. (a)	16,864	486,020
Epizyme, Inc. (a)(b)	64,306	913,145
Esperion Therapeutics, Inc. (a)(b)	26,856	702,822
Exact Sciences Corp. (a)(b)	176,281	3,793,567
Exelixis, Inc. (a)	364,226	7,841,786
Fate Therapeutics, Inc. (a)(b)	23,219	99,610
Fibrocell Science, Inc. (a)	38,880	27,216
FibroGen, Inc. (a)	78,653	1,966,325
Five Prime Therapeutics, Inc. (a)	46,353	2,126,212
Flexion Therapeutics, Inc. (a)	30,689	615,314
Fortress Biotech, Inc. (a)(b)	43,908	135,676
Foundation Medicine, Inc. (a)(b)	24,382	604,674
Galectin Therapeutics, Inc. (a)(b)	13,518	25,684
Galena Biopharma, Inc. (a)(b)	12,770	9,450
Genocea Biosciences, Inc. (a)(b)	32,032	149,589
Genomic Health, Inc. (a)	30,953	934,471
GenVec, Inc. (a)	814	5,438
Geron Corp. (a)(b)	196,151	421,725
Gilead Sciences, Inc.	2,116,771	149,190,020
Global Blood Therapeutics, Inc. (a)(b)	27,584	768,214
GlycoMimetics, Inc. (a)	10,456	63,886
GTx, Inc. (a)	1,962	9,241
Halozyme Therapeutics, Inc. (a)(b)	191,394	2,453,671
Harvard Apparatus (a)	3,080	1,147
Heat Biologics, Inc. (a)(b)	3,136	2,641
Hemispherx Biopharma, Inc. (a)	10,898	5,177
Heron Therapeutics, Inc. (a)(b)	88,956	1,272,071
iBio, Inc. (a)(b)	40,361	16,152
Idera Pharmaceuticals, Inc. (a)(b)	159,215	297,732
Ignyta, Inc. (a)	41,954	369,195
Immune Design Corp. (a)	12,017	61,287
Immune Pharmaceuticals, Inc. (a)(b)	142,804	23,705
ImmunoCellular Therapeutics Ltd. (a)	1,048	2,830
ImmunoGen, Inc. (a)(b)	137,379	467,089
Immunomedics, Inc. (a)(b)	126,367	631,835
Incyte Corp. (a)	281,830	37,511,573
Infinity Pharmaceuticals, Inc. (a)	64,535	179,407
Inotek Pharmaceuticals Corp. (a)(b)	20,127	32,203
Inovio Pharmaceuticals, Inc. (a)(b)	96,684	681,622
Insmed, Inc. (a)(b)	93,412	1,488,053
Insys Therapeutics, Inc. (a)(b)	29,958	382,264
Intellia Therapeutics, Inc. (a)(b)	14,395	205,561
Intercept Pharmaceuticals, Inc. (a)(b)	29,766	3,797,844
Intrexon Corp. (a)(b)	91,761	2,042,600
Invitae Corp. (a)	60,878	627,652
Ionis Pharmaceuticals, Inc. (a)(b)	196,685	9,789,012
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	198,200	3,347,598
IsoRay, Inc. (a)	57,047	31,148
Juno Therapeutics, Inc. (a)(b)	116,701	2,805,492
Kalvista Pharmaceuticals, Inc. (a)	508	3,683
Karyopharm Therapeutics, Inc. (a)	26,763	277,532
Keryx Biopharmaceuticals, Inc. (a)(b)	176,242	886,497
Kindred Biosciences, Inc. (a)	10,713	55,708
Kite Pharma, Inc. (a)(b)	67,691	4,790,492
La Jolla Pharmaceutical Co. (a)(b)	22,712	761,079
Lexicon Pharmaceuticals, Inc. (a)(b)	68,906	1,183,826
Ligand Pharmaceuticals, Inc. Class B (a)(b)	28,238	2,954,542
Lion Biotechnologies, Inc. (a)(b)	61,965	474,032
Loxo Oncology, Inc. (a)(b)	29,776	1,323,245
Macrogenics, Inc. (a)	52,348	1,106,637
Madrigal Pharmaceuticals, Inc. (a)(b)	6,525	101,790
MannKind Corp. (a)(b)	403,177	213,684
Mast Therapeutics, Inc. (a)(b)	146,638	16,277
MediciNova, Inc. (a)(b)	31,401	202,222
MEI Pharma, Inc. (a)	26,819	45,324
Merrimack Pharmaceuticals, Inc. (a)	222,876	684,229
MiMedx Group, Inc. (a)(b)	155,727	1,334,580
Minerva Neurosciences, Inc. (a)	26,210	229,338
Mirati Therapeutics, Inc. (a)	22,963	127,445
Momenta Pharmaceuticals, Inc. (a)	95,206	1,470,933
Myriad Genetics, Inc. (a)(b)	115,012	2,234,683
NanoViricides, Inc. (a)(b)	32,620	38,818
NantKwest, Inc. (a)(b)	76,001	359,485
Natera, Inc. (a)(b)	66,582	636,524
Navidea Biopharmaceuticals, Inc. (a)(b)	148,549	69,625
Neothetics, Inc. (a)(b)	10,095	14,941
Neuralstem, Inc. (a)(b)	8,195	37,943
Neurocrine Biosciences, Inc. (a)	141,846	6,263,919
NewLink Genetics Corp. (a)	24,740	388,665
Nivalis Therapeutics, Inc. (a)	48,336	131,957
Novavax, Inc. (a)(b)	436,535	659,168
Ohr Pharmaceutical, Inc. (a)	32,314	28,860
OncoCyte Corp. (a)	3,324	18,781
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,565	5,758
OncoMed Pharmaceuticals, Inc. (a)(b)	27,577	280,182
Onconova Therapeutics, Inc. (a)	624	1,716
Opexa Therapeutics, Inc. (a)(b)	715	679
Ophthotech Corp. (a)	50,366	180,310
Opko Health, Inc. (a)(b)	576,942	4,840,543
Oragenics, Inc. (a)	9,973	6,183
Organovo Holdings, Inc. (a)(b)	125,927	392,892
Osiris Therapeutics, Inc. (a)(b)	18,170	104,478
Otonomy, Inc. (a)	38,289	568,592
OvaScience, Inc. (a)(b)	60,110	88,963
Palatin Technologies, Inc. (a)(b)	204,858	74,978
PDL BioPharma, Inc. (b)	309,517	662,366
Peregrine Pharmaceuticals, Inc. (a)	243,489	147,311
Pfenex, Inc. (a)	21,045	152,155
PharmAthene, Inc.	51,372	46,235
Portola Pharmaceuticals, Inc. (a)	95,806	3,322,552
Progenics Pharmaceuticals, Inc. (a)(b)	118,604	1,333,109
Protagonist Therapeutics, Inc.	52,263	724,365
Proteon Therapeutics, Inc. (a)(b)	5,515	10,203
Proteostasis Therapeutics, Inc. (b)	15,177	220,825
Prothena Corp. PLC (a)(b)	60,302	3,536,712
PTC Therapeutics, Inc. (a)	53,763	732,790
Puma Biotechnology, Inc. (a)(b)	42,453	1,558,025
Radius Health, Inc. (a)(b)	63,620	2,680,947
Recro Pharma, Inc. (a)	20,797	162,217
Regeneron Pharmaceuticals, Inc. (a)	121,457	45,364,190
REGENXBIO, Inc. (a)(b)	45,270	832,968
Regulus Therapeutics, Inc. (a)	29,427	30,898
Repligen Corp. (a)(b)	49,753	1,567,717
Retrophin, Inc. (a)(b)	55,340	1,177,082
Rexahn Pharmaceuticals, Inc. (a)(b)	252,511	62,875
Rigel Pharmaceuticals, Inc. (a)	139,487	341,743
Sage Therapeutics, Inc. (a)(b)	48,317	3,256,566
Sangamo Therapeutics, Inc. (a)(b)	153,345	697,720
Sarepta Therapeutics, Inc. (a)(b)	76,284	2,373,195
Seattle Genetics, Inc. (a)(b)	153,974	10,108,393
Selecta Biosciences, Inc.	4,963	64,916
Seres Therapeutics, Inc. (a)(b)	32,924	318,704
Sorrento Therapeutics, Inc. (a)(b)	134,335	698,542
Spark Therapeutics, Inc. (a)(b)	34,227	2,182,998
Spectrum Pharmaceuticals, Inc. (a)(b)	93,049	595,514
Stemline Therapeutics, Inc. (a)	29,702	207,914
Sunesis Pharmaceuticals, Inc. (a)	5,440	22,902
Syndax Pharmaceuticals, Inc.	33,111	376,803
Synergy Pharmaceuticals, Inc. (a)(b)	340,704	1,972,676
Synthetic Biologics, Inc. (a)(b)	84,770	66,968
T2 Biosystems, Inc. (a)(b)	14,700	83,055
Tenax Therapeutics, Inc. (a)(b)	1,373	999
TESARO, Inc. (a)(b)	55,056	10,370,899
TG Therapeutics, Inc. (a)(b)	56,494	322,016
Threshold Pharmaceuticals, Inc. (a)(b)	121,292	73,649
Tokai Pharmaceuticals, Inc. (a)(b)	5,465	4,481
TONIX Pharmaceuticals Holding (a)(b)	17,169	8,585
TRACON Pharmaceuticals, Inc. (a)(b)	4,111	16,033
Trevena, Inc. (a)	130,021	527,885
Trovagene, Inc. (a)(b)	33,847	66,002
Ultragenyx Pharmaceutical, Inc. (a)(b)	59,235	5,039,714
United Therapeutics Corp. (a)(b)	68,449	10,111,286
Vanda Pharmaceuticals, Inc. (a)	64,409	917,828
Veracyte, Inc. (a)	15,721	121,838
Verastem, Inc. (a)	47,048	53,635
Vericel Corp. (a)(b)	28,746	86,238
Versartis, Inc. (a)(b)	37,706	823,876
Vertex Pharmaceuticals, Inc. (a)	401,350	36,370,337
Vical, Inc. (a)	6,566	13,986
Vital Therapies, Inc. (a)	26,714	124,220
Voyager Therapeutics, Inc. (a)(b)	6,634	85,910
Windtree Therapeutics, Inc. (a)	9,487	11,005
Xbiotech, Inc. (a)(b)	36,998	499,103
Xencor, Inc. (a)	60,989	1,515,577
XOMA Corp. (a)(b)	4,980	23,406
Zafgen, Inc. (a)	24,672	97,948
ZIOPHARM Oncology, Inc. (a)(b)	222,939	1,415,663
		1,204,486,297
Health Care Equipment & Supplies - 2.6%
Abaxis, Inc.	36,438	1,816,434
Abbott Laboratories	2,759,080	124,379,326
Abiomed, Inc. (a)	63,084	7,442,019
Accuray, Inc. (a)(b)	142,393	733,324
Alere, Inc. (a)	143,234	5,485,862
Align Technology, Inc. (a)	122,792	12,618,106
Alliqua Biomedical, Inc. (a)(b)	4,397	2,133
Alphatec Holdings, Inc. (a)	3,066	10,332
Amedica Corp. (a)	69,010	26,776
Analogic Corp.	19,536	1,608,790
Angiodynamics, Inc. (a)	44,493	727,461
Anika Therapeutics, Inc. (a)(b)	21,825	1,021,192
Antares Pharma, Inc. (a)	242,616	596,835
Apollo Endosurgery, Inc. (a)	102	1,026
Atossa Genetics, Inc. (a)	52	75
Atricure, Inc. (a)(b)	47,294	863,116
Atrion Corp.	2,291	1,118,123
Avinger, Inc. (a)(b)	31,221	79,614
AxoGen, Inc. (a)	41,462	433,278
Baxter International, Inc.	782,500	39,844,900
Becton, Dickinson & Co.	340,182	62,270,315
BioLase Technology, Inc. (a)	31,172	45,511
Boston Scientific Corp. (a)	2,183,718	53,610,277
Bovie Medical Corp. (a)	10,849	34,608
C.R. Bard, Inc.	116,645	28,606,020
Cantel Medical Corp.	57,107	4,689,056
Cardiovascular Systems, Inc. (a)	58,185	1,652,454
Cerus Corp. (a)(b)	159,551	668,519
Cesca Therapeutics, Inc. (a)(b)	793	2,355
Cogentix Medical, Inc. (a)	1,160	2,436
ConforMis, Inc. (a)(b)	87,736	441,312
CONMED Corp.	37,823	1,574,193
Cryolife, Inc. (a)	38,723	619,568
Cutera, Inc. (a)	15,449	315,160
Cynosure, Inc. Class A (a)(b)	45,909	3,029,994
CytoSorbents Corp. (a)(b)	24,969	141,075
Danaher Corp.	976,052	83,501,249
Delcath Systems, Inc. (a)	468	64
Dentsply Sirona, Inc.	373,207	23,706,109
DexCom, Inc. (a)(b)	134,354	10,501,109
Dextera Surgical, Inc. (a)	2,377	2,757
Edwards Lifesciences Corp. (a)	343,010	32,256,660
Ekso Bionics Holdings, Inc. (a)(b)	18,398	58,322
Endologix, Inc. (a)(b)	127,100	840,131
Entellus Medical, Inc. (a)	19,089	265,719
EnteroMedics, Inc. (a)(b)	13,109	83,373
Exactech, Inc. (a)	12,870	312,741
Fonar Corp. (a)	7,275	134,588
Genmark Diagnostics, Inc. (a)	70,181	794,449
Glaukos Corp. (a)(b)	17,206	782,873
Globus Medical, Inc. (a)(b)	121,778	3,386,646
Haemonetics Corp. (a)	76,590	2,859,105
Halyard Health, Inc. (a)(b)	83,663	3,267,877
Hill-Rom Holdings, Inc.	96,355	6,402,790
Hologic, Inc. (a)	446,878	18,134,309
ICU Medical, Inc. (a)	25,020	3,763,008
IDEXX Laboratories, Inc. (a)	143,042	20,732,507
Inogen, Inc. (a)	23,819	1,634,460
Insulet Corp. (a)(b)	96,745	4,214,212
Integer Holdings Corp. (a)	40,499	1,464,039
Integra LifeSciences Holdings Corp. (a)	95,938	4,100,390
Intuitive Surgical, Inc. (a)(b)	61,992	45,688,104
Invacare Corp.	43,063	521,062
InVivo Therapeutics Holdings Corp. (a)(b)	46,249	194,246
Invuity, Inc. (a)(b)	16,779	131,715
IRadimed Corp. (a)	3,077	25,693
iRhythm Technologies, Inc. (b)	20,421	786,617
Iridex Corp. (a)	4,871	77,157
K2M Group Holdings, Inc. (a)	62,592	1,254,970
Kewaunee Scientific Corp.	1,376	34,744
Lantheus Holdings, Inc. (a)	26,307	336,730
LeMaitre Vascular, Inc.	20,554	455,066
LivaNova PLC (a)	75,176	3,788,870
Masimo Corp. (a)	72,369	6,539,263
Medtronic PLC	2,204,727	178,384,462
Meridian Bioscience, Inc.	58,579	752,740
Merit Medical Systems, Inc. (a)	67,814	2,088,671
Microbot Medical, Inc. (a)(b)	385	2,614
Misonix, Inc. (a)	3,683	36,830
Natus Medical, Inc. (a)	50,095	1,854,767
Neogen Corp. (a)	62,381	4,046,032
Nevro Corp. (a)(b)	36,759	3,528,496
NuVasive, Inc. (a)(b)	83,449	6,238,647
Nuvectra Corp. (a)	13,499	100,163
NxStage Medical, Inc. (a)	98,730	2,819,729
OraSure Technologies, Inc. (a)	80,513	902,551
Orthofix International NV (a)	27,349	976,633
Penumbra, Inc. (a)(b)	43,376	3,331,277
PhotoMedex, Inc. (a)(b)	1,311	2,858
Pulse Biosciences, Inc.	10,423	140,085
Quidel Corp. (a)	41,985	881,685
ResMed, Inc.	226,140	16,288,864
Retractable Technologies, Inc. (a)	5,248	5,353
Rockwell Medical Technologies, Inc. (a)(b)	62,388	370,585
Roka Bioscience, Inc. (a)(b)	10,160	45,314
RTI Biologics, Inc. (a)	100,701	377,629
Seaspine Holdings Corp. (a)	11,601	82,251
Second Sight Medical Products, Inc. (a)(b)	20,882	34,873
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	20,882	0
Sientra, Inc. (a)(b)	27,954	271,992
Skyline Medical, Inc. (a)(b)	19,298	37,052
Staar Surgical Co. (a)(b)	39,188	389,921
Steris PLC	133,828	9,385,358
STRATA Skin Sciences, Inc. (a)	4,012	2,387
Stryker Corp.	497,943	64,015,552
SurModics, Inc. (a)	19,525	483,244
Synergetics U.S.A., Inc. (a)	19,727	3,748
Tactile Systems Technology, Inc. (b)	32,815	663,847
Tandem Diabetes Care, Inc. (a)(b)	25,765	61,836
TearLab Corp. (a)	1,739	8,938
Teleflex, Inc.	73,119	13,978,890
The Cooper Companies, Inc.	78,868	15,705,774
The Spectranetics Corp. (a)(b)	92,079	2,562,098
TransEnterix, Inc. (a)(b)	90,218	118,186
Unilife Corp. (a)(b)	22,763	43,477
Utah Medical Products, Inc.	13,511	836,331
Varian Medical Systems, Inc. (a)	150,830	12,653,129
Vermillion, Inc. (a)	5,249	12,125
West Pharmaceutical Services, Inc.	117,622	9,700,286
Wright Medical Group NV (a)(b)	185,020	5,158,358
Zeltiq Aesthetics, Inc. (a)	59,836	3,312,521
Zimmer Biomet Holdings, Inc.	321,190	37,604,925
		1,039,848,383
Health Care Providers & Services - 2.5%
AAC Holdings, Inc. (a)(b)	12,779	117,183
Acadia Healthcare Co., Inc. (a)(b)	120,875	5,405,530
Aceto Corp.	47,837	733,820
Addus HomeCare Corp. (a)	8,816	283,875
Adeptus Health, Inc. Class A (a)(b)	20,627	139,232
Aetna, Inc.	560,777	72,205,647
Air Methods Corp. (a)(b)	49,537	1,874,975
Alliance Healthcare Services, Inc. (a)	17,141	177,409
Almost Family, Inc. (a)	19,278	957,153
Amedisys, Inc. (a)	47,206	2,276,273
American Renal Associates Holdings, Inc. (b)	16,913	382,234
AmerisourceBergen Corp.	268,209	24,543,806
AMN Healthcare Services, Inc. (a)(b)	76,320	3,140,568
Anthem, Inc.	421,935	69,543,327
BioScrip, Inc. (a)(b)	170,497	257,450
BioTelemetry, Inc. (a)	45,986	1,170,344
Brookdale Senior Living, Inc. (a)	306,214	4,409,482
Caladrius Biosciences, Inc. (a)(b)	9,530	47,745
Capital Senior Living Corp. (a)	37,012	621,802
Cardinal Health, Inc.	512,599	41,710,181
Centene Corp. (a)	274,449	19,348,655
Chemed Corp.	24,465	4,368,226
Cigna Corp.	411,891	61,330,570
Civitas Solutions, Inc. (a)	27,734	513,079
Community Health Systems, Inc. (a)(b)	198,155	1,932,011
Corvel Corp. (a)	17,696	714,918
Cross Country Healthcare, Inc. (a)	55,702	861,710
DaVita HealthCare Partners, Inc. (a)	254,188	17,643,189
Diplomat Pharmacy, Inc. (a)(b)	66,586	902,240
Envision Healthcare Corp. (a)	190,696	13,348,720
Express Scripts Holding Co. (a)	988,079	69,807,781
Five Star Quality Care, Inc. (a)	70,113	161,260
Genesis HealthCare, Inc. Class A (a)	27,157	87,446
HCA Holdings, Inc. (a)	466,572	40,703,741
HealthEquity, Inc. (a)	66,217	2,893,683
HealthSouth Corp.	148,138	6,269,200
Henry Schein, Inc. (a)	129,416	22,202,609
Hooper Holmes, Inc. (a)	417	351
Humana, Inc. (b)	238,518	50,386,928
Interpace Diagnostics Group, Inc. (a)	136	378
Kindred Healthcare, Inc.	131,323	1,181,907
Laboratory Corp. of America Holdings (a)	164,468	23,397,218
Landauer, Inc.	14,935	780,354
LHC Group, Inc. (a)	22,529	1,081,843
LifePoint Hospitals, Inc. (a)	65,814	4,215,387
Magellan Health Services, Inc. (a)	36,747	2,541,055
McKesson Corp.	339,569	50,979,494
MEDNAX, Inc. (a)(b)	151,061	10,754,033
Molina Healthcare, Inc. (a)(b)	69,982	3,394,827
National Healthcare Corp.	18,256	1,362,263
National Research Corp. Class A	3,663	68,315
Owens & Minor, Inc.	118,083	4,260,435
Patterson Companies, Inc. (b)	134,760	6,124,842
PharMerica Corp. (a)	50,899	1,252,115
Premier, Inc. (a)(b)	82,287	2,586,280
Providence Service Corp. (a)	16,922	687,372
Psychemedics Corp.	2,724	57,885
Quest Diagnostics, Inc.	227,463	22,163,995
Quorum Health Corp. (a)(b)	41,687	356,424
RadNet, Inc. (a)	43,227	257,201
Select Medical Holdings Corp. (a)(b)	195,741	2,818,670
Sharps Compliance Corp. (a)	12,687	59,121
Surgery Partners, Inc. (a)(b)	43,549	979,853
Surgical Care Affiliates, Inc. (a)	45,092	2,557,618
Teladoc, Inc. (a)(b)	56,691	1,250,037
Tenet Healthcare Corp. (a)	124,362	2,400,187
The Ensign Group, Inc.	78,310	1,475,360
Tivity Health, Inc. (a)	52,424	1,515,054
Triple-S Management Corp. (a)(b)	37,106	692,769
U.S. Physical Therapy, Inc.	18,467	1,397,029
UnitedHealth Group, Inc.	1,525,876	252,349,373
Universal American Spin Corp. (a)	80,062	796,617
Universal Health Services, Inc. Class B	142,982	17,958,539
VCA, Inc. (a)	128,442	11,675,378
Wellcare Health Plans, Inc. (a)	69,769	9,851,383
		988,754,964
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	329,763	4,016,513
athenahealth, Inc. (a)(b)	61,740	7,280,998
Castlight Health, Inc. Class B (a)(b)	69,240	245,802
Cerner Corp. (a)	480,309	26,436,207
Computer Programs & Systems, Inc. (b)	21,937	590,105
Connecture, Inc. (a)	7,971	15,304
Evolent Health, Inc. (a)(b)	29,492	580,992
HealthStream, Inc. (a)(b)	34,016	832,372
HMS Holdings Corp. (a)	140,319	2,614,143
iCAD, Inc. (a)	14,864	55,889
Inovalon Holdings, Inc. Class A (a)(b)	99,860	1,198,320
Medidata Solutions, Inc. (a)(b)	90,046	5,035,372
Omnicell, Inc. (a)	55,824	2,122,708
Quality Systems, Inc. (a)	73,135	1,116,040
Simulations Plus, Inc.	6,008	57,977
Veeva Systems, Inc. Class A (a)	160,631	7,017,968
Vocera Communications, Inc. (a)	48,079	994,755
		60,211,465
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	47,182	1,203,141
Agilent Technologies, Inc.	514,571	26,397,492
Albany Molecular Research, Inc. (a)(b)	40,643	608,426
Bio-Rad Laboratories, Inc. Class A (a)	32,032	6,234,708
Bio-Techne Corp.	61,839	6,574,722
Bruker Corp.	188,235	4,545,875
Cambrex Corp. (a)	51,435	2,898,362
Charles River Laboratories International, Inc. (a)	77,816	6,767,658
ChromaDex, Inc. (a)(b)	56,591	156,191
Enzo Biochem, Inc. (a)	53,392	344,378
Fluidigm Corp. (a)(b)	38,600	253,216
Harvard Bioscience, Inc. (a)	18,919	52,973
Illumina, Inc. (a)	235,779	39,469,405
INC Research Holdings, Inc. Class A (a)	88,534	3,864,509
Luminex Corp. (b)	60,397	1,122,176
Medpace Holdings, Inc.	21,051	609,426
Mettler-Toledo International, Inc. (a)	41,435	19,732,176
Nanostring Technologies, Inc. (a)	24,217	456,975
NeoGenomics, Inc. (a)(b)	77,966	629,186
Pacific Biosciences of California, Inc. (a)(b)	118,936	600,627
PAREXEL International Corp. (a)	86,781	5,613,863
PerkinElmer, Inc.	171,638	9,313,078
PRA Health Sciences, Inc. (a)	59,114	3,488,317
pSivida Corp. (a)(b)	25,265	44,214
Quintiles Transnational Holdings, Inc. (a)	219,303	16,971,859
Thermo Fisher Scientific, Inc.	631,888	99,636,100
VWR Corp. (a)	140,671	3,952,855
Waters Corp. (a)	127,106	19,700,159
		281,242,067
Pharmaceuticals - 4.4%
AcelRx Pharmaceuticals, Inc. (a)(b)	24,453	74,582
Achaogen, Inc. (a)	42,923	1,006,544
Aclaris Therapeutics, Inc. (a)	24,088	752,268
Adamis Pharmaceuticals Corp. (a)(b)	10,126	34,935
Aerie Pharmaceuticals, Inc. (a)(b)	53,406	2,528,774
Agile Therapeutics, Inc. (a)	10,141	22,513
Akorn, Inc. (a)(b)	140,062	2,914,690
Alimera Sciences, Inc. (a)(b)	22,049	28,443
Allergan PLC	600,960	147,127,027
Amphastar Pharmaceuticals, Inc. (a)	63,932	989,028
Ampio Pharmaceuticals, Inc. (a)(b)	59,082	48,447
ANI Pharmaceuticals, Inc. (a)	10,919	644,985
ANI Pharmaceuticals, Inc. rights (a)	21,445	0
Apricus Biosciences, Inc. (a)(b)	5,725	16,603
Aratana Therapeutics, Inc. (a)(b)	38,612	255,225
Assembly Biosciences, Inc. (a)	19,979	416,762
AstraZeneca PLC rights (a)	7,692	0
Avexis, Inc.	28,155	1,726,465
Bio Path Holdings, Inc. (a)(b)	166,645	136,332
Biodelivery Sciences International, Inc. (a)(b)	170,623	341,246
Bristol-Myers Squibb Co.	2,682,948	152,149,981
Catalent, Inc. (a)	202,763	5,819,298
Cempra, Inc. (a)	81,591	277,409
Clearside Biomedical, Inc.	12,614	99,020
Collegium Pharmaceutical, Inc. (a)(b)	32,296	428,245
ContraVir Pharmaceuticals, Inc. (a)(b)	80,626	113,683
Corcept Therapeutics, Inc. (a)(b)	156,567	1,407,537
Corium International, Inc. (a)(b)	8,034	30,931
Cumberland Pharmaceuticals, Inc. (a)	7,158	40,443
CymaBay Therapeutics, Inc. (a)	11,918	42,071
DepoMed, Inc. (a)(b)	97,171	1,592,633
Dermira, Inc. (a)	37,085	1,249,394
Dipexium Pharmaceuticals, Inc. (a)	2,325	2,558
Durect Corp. (a)	158,591	163,349
Egalet Corp. (a)(b)	12,340	60,960
Eli Lilly & Co.	1,557,397	128,968,046
Endo International PLC (a)(b)	311,285	4,249,040
Endocyte, Inc. (a)	47,373	97,115
Flex Pharma, Inc. (a)	10,224	42,634
Heska Corp. (a)	12,153	1,127,069
Horizon Pharma PLC (a)(b)	253,171	4,063,395
Impax Laboratories, Inc. (a)	130,689	1,862,318
Innoviva, Inc. (a)(b)	113,621	1,312,323
Intersect ENT, Inc. (a)	65,875	895,900
Intra-Cellular Therapies, Inc. (a)(b)	50,991	665,433
Jazz Pharmaceuticals PLC (a)	97,617	12,945,967
Johnson & Johnson	4,362,709	533,166,667
Juniper Pharmaceuticals, Inc. (a)	11,831	58,563
KemPharm, Inc. (a)(b)	5,081	20,832
Lannett Co., Inc. (a)(b)	44,883	987,426
Lipocine, Inc. (a)(b)	20,645	81,754
Mallinckrodt PLC (a)	172,938	9,065,410
Marinus Pharmaceuticals, Inc. (a)(b)	9,220	12,724
Merck & Co., Inc.	4,427,637	291,648,449
Mylan N.V. (a)	734,806	30,751,631
MyoKardia, Inc. (a)(b)	30,834	374,633
Nektar Therapeutics (a)(b)	273,203	3,573,495
Neos Therapeutics, Inc. (a)(b)	6,862	41,172
Novan, Inc.	7,147	40,452
Ocera Therapeutics, Inc. (a)(b)	10,720	7,075
Ocular Therapeutix, Inc. (a)(b)	28,848	240,592
Omeros Corp. (a)(b)	63,720	775,472
Orexigen Therapeutics, Inc. (a)(b)	16,675	71,202
Pacira Pharmaceuticals, Inc. (a)(b)	57,562	2,515,459
Pain Therapeutics, Inc. (a)	34,536	19,762
Paratek Pharmaceuticals, Inc. (a)	24,749	369,998
Pernix Therapeutics Holdings, Inc. (a)(b)	4,109	13,231
Perrigo Co. PLC	235,414	17,601,905
Pfizer, Inc.	9,734,724	332,148,783
Phibro Animal Health Corp. Class A	37,189	1,035,714
Prestige Brands Holdings, Inc. (a)	93,229	5,278,626
Reata Pharmaceuticals, Inc. (b)	15,332	388,666
Repros Therapeutics, Inc. (a)(b)	24,715	29,411
Revance Therapeutics, Inc. (a)(b)	27,269	572,649
SciClone Pharmaceuticals, Inc. (a)	95,019	940,688
SCYNEXIS, Inc. (a)(b)	16,272	53,698
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	39,776	467,368
Supernus Pharmaceuticals, Inc. (a)(b)	84,621	2,174,760
Teligent, Inc. (a)(b)	140,525	1,004,754
Tetraphase Pharmaceuticals, Inc. (a)	45,007	232,686
The Medicines Company (a)(b)	108,903	5,708,695
TherapeuticsMD, Inc. (a)(b)	280,301	1,760,290
Theravance Biopharma, Inc. (a)(b)	67,445	2,065,166
Titan Pharmaceuticals, Inc. (a)(b)	11,285	42,319
VIVUS, Inc. (a)	157,068	175,916
WAVE Life Sciences (a)(b)	14,801	445,510
Zoetis, Inc. Class A	793,407	42,296,527
Zogenix, Inc. (a)(b)	27,884	288,599
Zynerba Pharmaceuticals, Inc. (a)(b)	23,422	536,364
		1,767,856,714

TOTAL HEALTH CARE		5,342,399,890

INDUSTRIALS - 10.7%
Aerospace & Defense - 2.2%
AAR Corp.	51,954	1,788,257
Aerojet Rocketdyne Holdings, Inc. (a)	117,365	2,275,707
AeroVironment, Inc. (a)(b)	33,858	914,843
Arconic, Inc. (b)	705,821	20,320,587
Arotech Corp. (a)	32,173	125,475
Astronics Corp. (a)	34,623	1,160,217
Astronics Corp. Class B	3,221	110,255
Astrotech Corp. (a)	8,707	13,844
BE Aerospace, Inc.	161,789	10,289,780
BWX Technologies, Inc.	154,841	7,190,816
CPI Aerostructures, Inc. (a)	3,805	29,299
Cubic Corp.	40,394	2,122,705
Curtiss-Wright Corp.	69,241	6,773,847
DigitalGlobe, Inc. (a)	93,900	2,971,935
Ducommun, Inc. (a)	15,643	481,961
Engility Holdings, Inc. (a)	28,046	878,120
Esterline Technologies Corp. (a)	49,383	4,390,149
General Dynamics Corp.	458,300	86,989,923
HEICO Corp.	44,736	3,675,062
HEICO Corp. Class A	50,828	3,606,247
Hexcel Corp.	145,666	8,008,717
Huntington Ingalls Industries, Inc.	75,292	16,451,302
Innovative Solutions & Support, Inc. (a)	21,878	68,697
KEYW Holding Corp. (a)(b)	59,019	585,468
KLX, Inc. (a)	87,459	4,402,686
Kratos Defense & Security Solutions, Inc. (a)(b)	99,726	822,740
L3 Technologies, Inc.	123,750	20,829,600
LMI Aerospace, Inc. (a)	20,336	279,823
Lockheed Martin Corp.	403,566	107,582,624
Mercury Systems, Inc. (a)	74,565	2,785,748
Micronet Enertec Technologies, Inc. (a)	3,018	4,014
Moog, Inc. Class A (a)	52,323	3,535,988
National Presto Industries, Inc.	7,356	732,658
Northrop Grumman Corp.	282,288	69,750,542
Orbital ATK, Inc.	94,858	8,766,776
Raytheon Co.	471,019	72,607,579
Rockwell Collins, Inc.	214,561	20,509,886
SIFCO Industries, Inc. (a)	891	7,974
Sparton Corp. (a)	13,384	310,375
Spirit AeroSystems Holdings, Inc. Class A	200,087	12,327,360
Taser International, Inc. (a)(b)	93,306	2,395,165
Teledyne Technologies, Inc. (a)	57,516	7,558,178
Textron, Inc.	434,979	20,574,507
The Boeing Co.	918,961	165,624,341
TransDigm Group, Inc. (b)	80,141	20,371,842
Triumph Group, Inc.	72,958	2,028,232
United Technologies Corp.	1,230,506	138,493,450
Vectrus, Inc. (a)	13,322	322,526
Wesco Aircraft Holdings, Inc. (a)	94,440	1,142,724
		864,990,551
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	1,844,951
Atlas Air Worldwide Holdings, Inc. (a)	45,740	2,600,319
C.H. Robinson Worldwide, Inc.	235,732	18,945,781
Echo Global Logistics, Inc. (a)	37,411	817,430
Expeditors International of Washington, Inc.	289,178	16,303,856
FedEx Corp.	390,336	75,327,041
Forward Air Corp.	48,035	2,380,134
Hub Group, Inc. Class A (a)	55,422	2,798,811
Park-Ohio Holdings Corp.	11,143	497,535
Radiant Logistics, Inc. (a)	31,086	174,082
United Parcel Service, Inc. Class B	1,105,030	116,867,973
XPO Logistics, Inc. (a)(b)	132,484	6,755,359
		245,313,272
Airlines - 0.6%
Alaska Air Group, Inc.	195,992	19,171,937
Allegiant Travel Co.	21,719	3,781,278
American Airlines Group, Inc.	831,421	38,544,678
Delta Air Lines, Inc.	1,175,714	58,703,400
Hawaiian Holdings, Inc. (a)	89,875	4,372,419
JetBlue Airways Corp. (a)	532,790	10,634,488
SkyWest, Inc.	82,741	2,908,346
Southwest Airlines Co.	987,450	57,074,610
Spirit Airlines, Inc. (a)	109,342	5,708,746
United Continental Holdings, Inc. (a)	462,615	34,275,145
		235,175,047
Building Products - 0.5%
A.O. Smith Corp.	241,304	12,152,069
AAON, Inc.	75,766	2,549,526
Advanced Drain Systems, Inc. Del	62,250	1,372,613
Allegion PLC	153,528	11,144,598
American Woodmark Corp. (a)	24,566	2,123,731
Apogee Enterprises, Inc. (b)	47,950	2,741,781
Armstrong World Industries, Inc. (a)	73,029	3,359,334
Builders FirstSource, Inc. (a)	137,868	1,784,012
Continental Building Products, Inc. (a)	69,835	1,707,466
CSW Industrials, Inc. (a)	25,190	934,549
Fortune Brands Home & Security, Inc.	245,733	14,210,739
GCP Applied Technologies, Inc. (a)	109,462	2,884,324
Gibraltar Industries, Inc. (a)	56,316	2,334,298
GMS, Inc.	8,617	259,199
Griffon Corp.	59,127	1,487,044
Insteel Industries, Inc.	29,073	1,050,117
Johnson Controls International PLC	1,502,136	62,999,584
Lennox International, Inc.	60,897	10,024,864
Masco Corp.	540,799	18,268,190
Masonite International Corp. (a)	51,336	4,009,342
NCI Building Systems, Inc. (a)	58,589	937,424
Owens Corning	172,639	10,097,655
Patrick Industries, Inc. (a)	27,897	2,227,575
PGT, Inc. (a)	69,278	696,244
Ply Gem Holdings, Inc. (a)(b)	26,171	455,375
Quanex Building Products Corp.	44,676	873,416
Simpson Manufacturing Co. Ltd.	63,559	2,743,206
Trex Co., Inc. (a)	46,832	3,185,044
Universal Forest Products, Inc.	31,925	3,058,734
USG Corp. (a)(b)	145,958	4,923,163
		186,595,216
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	90,291	3,682,970
ACCO Brands Corp. (a)	169,281	2,268,365
ADS Waste Holdings, Inc.	34,132	746,808
Aqua Metals, Inc. (a)(b)	12,987	221,298
ARC Document Solutions, Inc. (a)	46,203	185,736
Brady Corp. Class A	79,042	3,023,357
Casella Waste Systems, Inc. Class A (a)	64,851	757,460
CECO Environmental Corp.	40,679	459,673
Cenveo, Inc. (a)	13,016	72,499
Cintas Corp.	141,013	16,640,944
Clean Harbors, Inc. (a)	83,549	4,842,500
Copart, Inc. (a)	164,264	9,714,573
Covanta Holding Corp. (b)	226,728	3,672,994
Deluxe Corp.	77,034	5,668,932
Ennis, Inc.	34,279	560,462
Essendant, Inc.	58,461	931,284
Fuel Tech, Inc. (a)	51,934	57,647
G&K Services, Inc. Class A	30,395	2,872,328
Healthcare Services Group, Inc.	110,256	4,562,393
Heritage-Crystal Clean, Inc. (a)	18,564	276,604
Herman Miller, Inc.	95,333	2,840,923
HNI Corp.	71,636	3,282,362
Hudson Technologies, Inc. (a)	56,393	403,774
Industrial Services of America, Inc. (a)(b)	1,620	3,370
InnerWorkings, Inc. (a)	48,216	468,177
Interface, Inc.	108,800	2,056,320
Intersections, Inc. (a)(b)	12,865	47,472
KAR Auction Services, Inc.	230,024	10,309,676
Kimball International, Inc. Class B	52,574	862,214
Knoll, Inc.	81,039	1,811,222
LSC Communications, Inc.	45,117	1,282,225
Matthews International Corp. Class A	51,789	3,410,306
McGrath RentCorp.	37,522	1,411,953
Mobile Mini, Inc.	73,292	2,385,655
Msa Safety, Inc.	49,032	3,542,562
Multi-Color Corp.	21,263	1,524,557
NL Industries, Inc. (a)	6,707	39,571
Odyssey Marine Exploration, Inc. (a)(b)	5,346	21,758
Performant Financial Corp. (a)	31,038	55,868
Perma-Fix Environmental Services, Inc. (a)	6,937	20,464
Pitney Bowes, Inc.	281,160	3,835,022
Quad/Graphics, Inc.	51,478	1,397,628
Quest Resource Holding Corp. (a)	2,977	6,341
R.R. Donnelley & Sons Co.	111,816	1,875,154
Republic Services, Inc.	384,494	23,819,403
Rollins, Inc. (b)	163,488	5,977,121
SP Plus Corp. (a)	26,102	841,790
Steelcase, Inc. Class A	153,375	2,454,000
Stericycle, Inc. (a)	136,899	11,346,189
Team, Inc. (a)(b)	43,316	1,487,905
Tetra Tech, Inc.	99,334	3,998,194
The Brink's Co.	75,766	4,049,693
TRC Companies, Inc. (a)	33,064	338,906
U.S. Ecology, Inc.	34,516	1,751,687
UniFirst Corp.	24,897	3,313,791
Viad Corp.	33,828	1,596,682
Virco Manufacturing Co. (a)	2,682	11,130
VSE Corp.	10,794	439,100
Waste Management, Inc.	657,574	48,213,326
West Corp.	75,610	1,807,835
		215,560,153
Construction & Engineering - 0.2%
AECOM (a)	249,960	9,086,046
Aegion Corp. (a)	54,146	1,232,363
Ameresco, Inc. Class A (a)	38,199	192,905
Argan, Inc.	18,225	1,255,703
Chicago Bridge & Iron Co. NV (b)	165,022	5,539,789
Comfort Systems U.S.A., Inc.	58,296	2,223,992
Dycom Industries, Inc. (a)(b)	49,969	4,106,452
EMCOR Group, Inc.	106,586	6,552,907
Fluor Corp.	233,020	12,906,978
Goldfield Corp.	41,171	298,490
Granite Construction, Inc.	70,943	3,760,688
Great Lakes Dredge & Dock Corp. (a)	77,922	338,961
HC2 Holdings, Inc. (a)	49,076	269,918
Ies Holdings, Inc. (a)	16,326	306,113
Jacobs Engineering Group, Inc.	187,432	10,573,039
KBR, Inc.	238,105	3,583,480
Layne Christensen Co. (a)(b)	24,456	233,555
MasTec, Inc. (a)	112,881	4,430,579
MYR Group, Inc. (a)	33,116	1,242,181
Northwest Pipe Co. (a)	12,188	213,168
NV5 Holdings, Inc. (a)	11,806	434,461
Orion Group Holdings, Inc. (a)	33,745	315,853
Primoris Services Corp.	70,710	1,757,851
Quanta Services, Inc. (a)	227,929	8,506,310
Sterling Construction Co., Inc. (a)	31,847	286,305
Tutor Perini Corp. (a)	59,902	1,824,016
Valmont Industries, Inc.	38,333	6,027,864
		87,499,967
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	71,059	15,014,767
Allied Motion Technologies, Inc.	10,236	247,199
American Superconductor Corp. (a)(b)	20,903	127,717
AMETEK, Inc.	366,314	19,769,967
AZZ, Inc.	45,717	2,681,302
Babcock & Wilcox Enterprises, Inc. (a)	92,914	1,533,081
Broadwind Energy, Inc. (a)	15,938	87,818
Capstone Turbine Corp. (a)(b)	40,707	29,513
Eaton Corp. PLC	722,178	51,982,372
Emerson Electric Co.	1,032,417	62,048,262
Encore Wire Corp.	29,513	1,401,868
Energous Corp. (a)(b)	25,329	388,547
Energy Focus, Inc. (a)(b)	8,003	24,729
EnerSys	77,507	5,947,112
Enphase Energy, Inc. (a)(b)	30,890	55,293
EnSync, Inc. (a)(b)	32,445	18,202
Espey Manufacturing & Electronics Corp.	2,015	49,226
Fortive Corp.	485,992	28,017,439
FuelCell Energy, Inc. (a)(b)	48,863	75,738
Generac Holdings, Inc. (a)(b)	99,534	3,885,807
General Cable Corp.	78,815	1,316,211
Hubbell, Inc. Class B	82,189	9,749,259
LSI Industries, Inc.	35,290	348,665
Ocean Power Technologies, Inc. (a)(b)	1,104	2,826
Orion Energy Systems, Inc. (a)	20,733	40,222
Plug Power, Inc. (a)(b)	250,992	271,071
Powell Industries, Inc.	13,455	439,171
Power Solutions International, Inc. (a)(b)	4,960	26,288
Preformed Line Products Co.	1,961	90,245
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	69,588	5,180,827
Revolution Lighting Technologies, Inc. (a)(b)	3,869	24,065
Rockwell Automation, Inc.	206,462	31,196,408
Sensata Technologies Holding BV (a)	273,297	11,218,842
Sunrun, Inc. (a)(b)	104,524	594,742
Thermon Group Holdings, Inc. (a)(b)	52,027	1,048,864
TPI Composites, Inc.	9,529	166,281
Ultralife Corp. (a)	13,410	73,085
Vicor Corp. (a)	18,023	292,874
		255,465,907
Industrial Conglomerates - 2.0%
3M Co.	961,359	179,149,250
Carlisle Companies, Inc.	101,485	10,483,401
General Electric Co.	14,185,730	422,876,611
Honeywell International, Inc.	1,219,082	151,775,709
ITT, Inc.	140,185	5,743,379
Raven Industries, Inc.	54,733	1,617,360
Roper Technologies, Inc.	160,657	33,609,444
		805,255,154
Machinery - 1.8%
Actuant Corp. Class A (b)	91,777	2,436,679
AGCO Corp.	111,076	6,766,750
Alamo Group, Inc.	17,898	1,345,035
Albany International Corp. Class A	47,080	2,135,078
Allison Transmission Holdings, Inc.	274,756	9,885,721
Altra Industrial Motion Corp.	37,975	1,475,329
American Railcar Industries, Inc. (b)	11,797	525,674
ARC Group Worldwide, Inc. (a)	1,450	6,308
Astec Industries, Inc.	28,918	1,826,750
Barnes Group, Inc.	79,881	4,002,837
Blue Bird Corp. (a)(b)	4,122	70,074
Briggs & Stratton Corp.	65,668	1,405,295
Caterpillar, Inc.	935,077	90,384,543
Chart Industries, Inc. (a)	59,494	2,117,391
CIRCOR International, Inc.	26,680	1,657,095
Colfax Corp. (a)	167,182	6,361,275
Columbus McKinnon Corp. (NY Shares)	26,972	696,147
Commercial Vehicle Group, Inc. (a)	77,079	485,598
Crane Co.	79,696	5,761,224
Cummins, Inc.	244,746	36,342,334
Deere & Co.	462,811	50,673,176
Dmc Global, Inc.	17,783	265,856
Donaldson Co., Inc.	212,159	9,112,229
Douglas Dynamics, Inc.	38,692	1,290,378
Dover Corp.	251,808	20,169,821
Eastern Co.	2,354	45,550
Energy Recovery, Inc. (a)(b)	61,650	518,477
EnPro Industries, Inc.	33,499	2,186,815
ESCO Technologies, Inc.	41,567	2,252,931
ExOne Co. (a)(b)	13,829	137,184
Federal Signal Corp.	91,334	1,359,050
Flowserve Corp. (b)	216,017	10,033,990
Franklin Electric Co., Inc.	62,330	2,611,627
FreightCar America, Inc.	19,411	266,125
Gencor Industries, Inc. (a)	2,773	39,515
Global Brass & Copper Holdings, Inc.	34,001	1,144,134
Gorman-Rupp Co.	28,251	879,454
Graco, Inc.	89,722	8,143,169
Graham Corp.	12,124	265,879
Greenbrier Companies, Inc. (b)	47,653	2,003,809
Hardinge, Inc.	14,874	155,731
Harsco Corp.	115,711	1,631,525
Hillenbrand, Inc.	98,419	3,577,531
Hurco Companies, Inc.	6,325	173,938
Hyster-Yale Materials Handling Class A	13,602	828,226
IDEX Corp.	131,232	12,098,278
Illinois Tool Works, Inc.	502,621	66,350,998
Ingersoll-Rand PLC	410,593	32,584,660
Jason Industries, Inc. (a)	13,118	17,972
John Bean Technologies Corp.	50,063	4,475,632
Joy Global, Inc.	145,920	4,113,485
Kadant, Inc.	18,429	1,140,755
Kennametal, Inc.	124,600	4,621,414
L.B. Foster Co. Class A	13,680	190,836
Lincoln Electric Holdings, Inc.	100,440	8,458,052
Lindsay Corp. (b)	16,477	1,319,313
Lydall, Inc. (a)	25,587	1,297,261
Manitex International, Inc. (a)	11,053	85,329
Manitowoc Co., Inc. (a)(b)	250,611	1,523,715
Meritor, Inc. (a)	154,933	2,533,155
Middleby Corp. (a)	93,780	13,008,224
Milacron Holdings Corp. (a)(b)	38,207	693,839
Miller Industries, Inc.	16,197	404,925
Mueller Industries, Inc.	98,286	4,110,321
Mueller Water Products, Inc. Class A	251,619	3,117,559
Navistar International Corp. New (a)(b)	102,371	2,767,088
NN, Inc.	43,595	876,260
Nordson Corp.	83,964	10,079,039
Omega Flex, Inc.	2,487	112,910
Oshkosh Corp.	120,586	8,186,584
PACCAR, Inc.	570,794	38,134,747
Parker Hannifin Corp.	215,870	33,425,311
Pentair PLC	280,758	16,300,809
Proto Labs, Inc. (a)(b)	35,282	1,926,397
RBC Bearings, Inc. (a)	37,926	3,538,496
Rexnord Corp. (a)	169,317	3,753,758
Snap-On, Inc.	94,630	16,055,872
SPX Corp. (a)	68,191	1,798,879
SPX Flow, Inc. (a)	61,914	2,105,076
Standex International Corp.	19,288	1,842,004
Stanley Black & Decker, Inc.	240,295	30,553,509
Sun Hydraulics Corp.	38,275	1,416,175
Supreme Industries, Inc. Class A	19,310	377,511
Tennant Co.	26,322	1,849,121
Terex Corp.	163,819	5,117,706
The L.S. Starrett Co. Class A	4,836	53,196
Timken Co.	116,166	5,134,537
Titan International, Inc.	65,675	869,537
Toro Co.	171,574	10,330,471
TriMas Corp. (a)	65,821	1,451,353
Trinity Industries, Inc.	236,197	6,339,527
Twin Disc, Inc. (a)	8,286	151,634
Wabash National Corp. (b)	94,669	2,002,249
WABCO Holdings, Inc. (a)	85,901	9,644,964
Wabtec Corp. (b)	140,811	11,281,777
Watts Water Technologies, Inc. Class A	45,754	2,925,968
Woodward, Inc.	92,622	6,525,220
Xerium Technologies, Inc. (a)	10,544	54,196
Xylem, Inc.	294,588	14,175,575
		708,756,436
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)(b)	10,301	119,286
Kirby Corp. (a)(b)	89,632	6,202,534
Matson, Inc.	62,860	2,132,840
		8,454,660
Professional Services - 0.4%
Acacia Research Corp. (a)	61,592	360,313
Advisory Board Co. (a)(b)	65,302	2,938,590
Barrett Business Services, Inc.	8,858	567,178
BG Staffing, Inc.	5,516	72,315
CBIZ, Inc. (a)	77,532	1,031,176
CDI Corp. (a)	12,621	115,482
CEB, Inc.	51,077	3,961,021
Cogint, Inc. (a)(b)	74,077	270,381
CRA International, Inc.	15,589	559,022
Dun & Bradstreet Corp.	59,374	6,266,332
Equifax, Inc.	192,039	25,178,233
Exponent, Inc.	41,824	2,402,789
Franklin Covey Co. (a)	14,201	254,908
FTI Consulting, Inc. (a)	78,630	3,164,071
GP Strategies Corp. (a)	22,618	557,534
Heidrick & Struggles International, Inc.	25,651	627,167
Hill International, Inc. (a)	43,555	215,597
Hudson Global, Inc.	13,947	14,923
Huron Consulting Group, Inc. (a)	33,622	1,460,876
ICF International, Inc. (a)	34,131	1,465,926
IHS Markit Ltd. (a)	538,174	21,419,325
Insperity, Inc.	30,164	2,511,153
Kelly Services, Inc. Class A (non-vtg.)	46,008	983,651
Kforce, Inc.	36,597	942,373
Korn/Ferry International	83,973	2,595,605
Manpower, Inc.	110,186	10,692,449
Marathon Patent Group, Inc. (a)(b)	8,838	12,373
Mastech Digital, Inc. (a)	373	2,462
MISTRAS Group, Inc. (a)	23,436	527,779
Navigant Consulting, Inc. (a)	75,747	1,764,905
Nielsen Holdings PLC	541,247	24,009,717
On Assignment, Inc. (a)	75,857	3,579,692
Pendrell Corp. (a)	15,028	98,884
RCM Technologies, Inc. (a)	9,908	57,466
Resources Connection, Inc.	51,824	875,826
Robert Half International, Inc.	199,640	9,630,634
RPX Corp. (a)	73,794	793,286
TransUnion Holding Co., Inc. (a)	164,019	6,083,465
TriNet Group, Inc. (a)	66,298	1,780,101
TrueBlue, Inc. (a)	75,110	1,949,105
Verisk Analytics, Inc. (a)	254,596	21,111,100
Volt Information Sciences, Inc. (a)	6,248	45,610
WageWorks, Inc. (a)	57,816	4,451,832
Willdan Group, Inc. (a)	10,974	304,199
		167,706,826
Road & Rail - 0.9%
AMERCO	9,461	3,654,784
ArcBest Corp.	32,932	966,554
Avis Budget Group, Inc. (a)	143,156	4,950,334
Celadon Group, Inc. (b)	62,978	506,973
Covenant Transport Group, Inc. Class A (a)	19,818	397,153
CSX Corp.	1,501,781	72,926,485
Genesee & Wyoming, Inc. Class A (a)	96,128	7,126,930
Heartland Express, Inc. (b)	91,092	1,889,248
J.B. Hunt Transport Services, Inc.	136,689	13,418,759
Kansas City Southern	171,161	15,169,999
Knight Transportation, Inc.	101,655	3,324,119
Landstar System, Inc.	65,465	5,682,362
Marten Transport Ltd.	38,656	949,005
Norfolk Southern Corp.	463,910	56,147,027
Old Dominion Freight Lines, Inc.	113,622	10,425,955
P.A.M. Transportation Services, Inc. (a)	3,193	58,208
Patriot Transportation Holding, Inc. (a)	1,280	29,248
Roadrunner Transportation Systems, Inc. (a)	43,638	329,031
Ryder System, Inc.	90,251	6,872,614
Saia, Inc. (a)	39,382	1,904,120
Swift Transporation Co. (a)(b)	129,239	2,807,071
U.S.A. Truck, Inc. (a)	7,889	75,024
Union Pacific Corp.	1,319,242	142,398,981
Universal Logistics Holdings I	12,296	167,840
Werner Enterprises, Inc.	69,717	1,952,076
YRC Worldwide, Inc. (a)	47,961	615,819
		354,745,719
Trading Companies & Distributors - 0.4%
AeroCentury Corp. (a)(b)	688	6,846
Air Lease Corp. Class A	168,551	6,561,690
Aircastle Ltd.	96,241	2,312,671
Applied Industrial Technologies, Inc.	64,348	4,057,141
Beacon Roofing Supply, Inc. (a)	98,890	4,493,562
BlueLinx Corp. (a)	2,338	15,969
BMC Stock Holdings, Inc. (a)	78,941	1,657,761
CAI International, Inc. (a)	23,529	363,994
DXP Enterprises, Inc. (a)	22,844	799,540
Fastenal Co.	465,320	23,279,960
GATX Corp. (b)	60,042	3,487,239
H&E Equipment Services, Inc.	49,244	1,292,163
HD Supply Holdings, Inc. (a)	325,044	13,976,892
Herc Holdings, Inc. (a)	37,685	1,947,938
Houston Wire & Cable Co.	15,647	104,835
Huttig Building Products, Inc. (a)	22,831	152,054
Kaman Corp. (b)	42,373	2,193,650
Lawson Products, Inc. (a)	6,300	174,195
MRC Global, Inc. (a)	146,508	2,960,927
MSC Industrial Direct Co., Inc. Class A	71,963	7,238,758
Neff Corp. (a)	8,761	136,672
Nexeo Solutions, Inc. (a)(b)	103,751	960,734
Now, Inc. (a)	166,333	3,183,614
Rush Enterprises, Inc. Class A (a)(b)	52,497	1,810,097
SiteOne Landscape Supply, Inc.	33,666	1,320,044
Textainer Group Holdings Ltd.	42,054	662,351
Titan Machinery, Inc. (a)	24,582	347,835
Triton International Ltd.	53,680	1,326,433
United Rentals, Inc. (a)	134,348	17,200,574
Univar, Inc. (a)	160,682	5,173,960
Veritiv Corp. (a)	19,444	1,082,059
W.W. Grainger, Inc. (b)	87,439	21,681,374
Watsco, Inc.	44,289	6,566,730
WESCO International, Inc. (a)	73,100	5,080,450
Willis Lease Finance Corp. (a)	2,668	67,821
		143,678,533
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	120,826	9,296,352

TOTAL INDUSTRIALS		4,288,493,793

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 1.2%
ADTRAN, Inc.	74,924	1,584,643
Aerohive Networks, Inc. (a)	130,171	618,312
Applied Optoelectronics, Inc. (a)(b)	29,272	1,344,170
Arista Networks, Inc. (a)(b)	68,222	8,117,736
Arris International PLC (a)	303,079	7,819,438
Aviat Networks, Inc. (a)	5,550	86,025
Bel Fuse, Inc. Class B (non-vtg.)	12,097	315,732
Black Box Corp.	16,753	150,777
Blonder Tongue Laboratories, Inc. (a)(b)	3,352	2,447
Brocade Communications Systems, Inc.	641,945	7,902,343
CalAmp Corp. (a)	50,212	813,937
Calix Networks, Inc. (a)	55,272	381,377
Ciena Corp. (a)(b)	230,474	6,070,685
Cisco Systems, Inc.	8,034,886	274,632,403
Clearfield, Inc. (a)(b)	16,017	261,878
CommScope Holding Co., Inc. (a)	319,626	12,161,769
Communications Systems, Inc.	4,311	18,882
Comtech Telecommunications Corp.	38,555	439,913
Dasan Zhone Solutions, Inc. (a)	5,862	6,272
Digi International, Inc. (a)	30,140	370,722
EchoStar Holding Corp. Class A (a)	78,112	4,161,026
EMCORE Corp.	29,659	265,448
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	998,194
F5 Networks, Inc. (a)	103,785	14,869,277
Finisar Corp. (a)	176,012	5,892,882
Harmonic, Inc. (a)(b)	107,478	580,381
Harris Corp.	199,042	21,874,716
Infinera Corp. (a)(b)	259,331	2,813,741
InterDigital, Inc.	54,293	4,563,327
Ixia (a)	103,162	2,021,975
Juniper Networks, Inc.	613,403	17,175,284
KVH Industries, Inc. (a)	23,641	237,592
Lantronix, Inc. (a)	71	201
Lumentum Holdings, Inc. (a)	88,673	4,070,091
Motorola Solutions, Inc.	267,373	21,114,446
MRV Communications, Inc. (a)	6,176	47,555
NETGEAR, Inc. (a)	51,710	2,833,708
NetScout Systems, Inc. (a)	150,999	5,579,413
Oclaro, Inc. (a)	207,242	1,761,557
Optical Cable Corp. (a)	564	1,946
Palo Alto Networks, Inc. (a)	146,018	22,180,134
Parkervision, Inc. (a)(b)	10,028	21,159
PC-Tel, Inc.	11,999	67,194
Plantronics, Inc.	53,885	2,886,081
Relm Wireless Corp.	9,436	47,652
Resonant, Inc. (a)(b)	2,385	11,353
ShoreTel, Inc. (a)	99,242	645,073
Sonus Networks, Inc. (a)	71,344	420,930
Tessco Technologies, Inc.	7,287	103,475
Ubiquiti Networks, Inc. (a)(b)	44,626	2,192,922
ViaSat, Inc. (a)(b)	86,340	5,943,646
Viavi Solutions, Inc. (a)	350,483	3,511,840
Westell Technologies, Inc. Class A (a)	75,979	53,565
		472,047,245
Electronic Equipment & Components - 0.9%
Agilysys, Inc. (a)	38,149	347,156
Amphenol Corp. Class A	492,627	34,094,715
Anixter International, Inc. (a)	43,666	3,637,378
Applied DNA Sciences, Inc. (a)(b)	18,968	35,091
Arrow Electronics, Inc. (a)	144,131	10,406,258
Avnet, Inc.	219,819	10,129,260
AVX Corp.	141,087	2,189,670
Badger Meter, Inc.	74,301	2,719,417
Belden, Inc.	61,185	4,322,720
Benchmark Electronics, Inc. (a)	73,834	2,296,237
Cardtronics PLC	76,739	3,382,655
CDW Corp.	253,941	14,957,125
ClearSign Combustion Corp. (a)(b)	7,019	27,374
Cognex Corp.	140,868	10,820,071
Coherent, Inc. (a)	39,733	7,254,451
Control4 Corp. (a)	35,202	525,566
Corning, Inc.	1,504,764	41,546,534
CTS Corp.	43,658	956,110
CUI Global, Inc. (a)(b)	26,608	168,163
Daktronics, Inc.	49,334	462,260
Dell Technologies, Inc. (a)	361,217	22,933,667
Dolby Laboratories, Inc. Class A	101,632	4,968,788
Echelon Corp. (a)	3,219	15,612
Electro Scientific Industries, Inc. (a)	113,580	758,714
eMagin Corp. (a)	5,084	11,185
ePlus, Inc. (a)	10,670	1,354,557
Fabrinet (a)	63,037	2,619,187
FARO Technologies, Inc. (a)	24,409	842,111
Fitbit, Inc. (a)(b)	213,997	1,328,921
FLIR Systems, Inc.	218,683	8,027,853
Frequency Electronics, Inc. (a)	2,550	28,280
Giga-Tronics, Inc. (a)	2,579	2,244
I. D. Systems Inc. (a)	6,071	35,576
Identiv, Inc. (a)	10,618	52,665
IEC Electronics Corp. (a)	86	324
II-VI, Inc. (a)	86,985	3,096,666
Insight Enterprises, Inc. (a)	53,674	2,273,631
Intellicheck Mobilisa, Inc. (a)	545	1,346
InvenSense, Inc. (a)	145,529	1,797,283
IPG Photonics Corp. (a)	61,406	7,264,330
Iteris, Inc. (a)	1,032	4,809
Itron, Inc. (a)	55,882	3,615,565
Jabil Circuit, Inc.	305,429	7,791,494
KEMET Corp. (a)	73,106	791,738
KEY Tronic Corp. (a)	6,483	47,002
Keysight Technologies, Inc. (a)	267,729	10,066,610
Kimball Electronics, Inc. (a)	30,376	489,054
Knowles Corp. (a)(b)	135,571	2,566,359
LightPath Technologies, Inc. Class A (a)	376	884
Littelfuse, Inc.	35,181	5,679,972
LRAD Corp.	56,581	89,964
Luna Innovations, Inc. (a)	1,444	2,671
Maxwell Technologies, Inc. (a)(b)	38,769	196,947
Mesa Laboratories, Inc.	4,836	604,597
Methode Electronics, Inc. Class A	56,055	2,326,283
MicroVision, Inc. (a)(b)	54,813	87,701
MOCON, Inc.	2,209	43,076
MTS Systems Corp.	24,519	1,347,319
National Instruments Corp.	178,144	5,743,363
Neonode, Inc. (a)(b)	33,197	54,111
NetList, Inc. (a)(b)	104,599	102,538
Novanta, Inc. (a)(b)	69,743	1,694,755
OSI Systems, Inc. (a)	28,365	2,139,288
Park Electrochemical Corp.	28,127	537,788
PC Connection, Inc.	26,383	706,009
PC Mall, Inc. (a)(b)	8,716	234,460
Perceptron, Inc. (a)	13,154	102,864
Plexus Corp. (a)	73,157	4,101,913
RadiSys Corp. (a)	34,231	130,762
Research Frontiers, Inc. (a)(b)	16,855	28,316
RF Industries Ltd.	5,778	8,378
Richardson Electronics Ltd.	23,707	146,746
Rogers Corp. (a)	27,965	2,307,392
Sanmina Corp. (a)	115,362	4,499,118
ScanSource, Inc. (a)	36,663	1,475,686
SYNNEX Corp.	44,923	5,252,397
Systemax, Inc.	10,113	79,893
TE Connectivity Ltd.	572,352	42,623,053
Tech Data Corp. (a)	55,538	4,831,806
Trimble, Inc. (a)	421,578	13,081,565
TTM Technologies, Inc. (a)(b)	135,794	2,194,431
Uni-Pixel, Inc. (a)(b)	49,445	51,423
Universal Display Corp. (b)	71,158	6,037,756
VeriFone Systems, Inc. (a)	171,272	3,540,192
Vishay Intertechnology, Inc.	233,503	3,701,023
Vishay Precision Group, Inc. (a)	9,596	154,496
Wayside Technology Group, Inc.	1,232	21,930
Wireless Telecom Group, Inc. (a)	11,200	17,808
Zebra Technologies Corp. Class A (a)	84,599	7,673,975
		356,718,431
Internet Software & Services - 3.9%
2U, Inc. (a)(b)	68,060	2,487,593
Actua Corp. (a)(b)	58,635	803,300
Akamai Technologies, Inc. (a)	275,938	17,273,719
Alarm.com Holdings, Inc. (a)	17,035	486,179
Alphabet, Inc.:
Class A (a)	473,793	400,321,919
Class C (a)	476,264	392,065,287
Amber Road, Inc. (a)	55,819	420,875
Angie's List, Inc. (a)(b)	57,858	308,383
AppFolio, Inc. (a)(b)	18,857	468,596
Apptio, Inc. Class A	10,079	130,926
Autobytel, Inc. (a)	9,434	117,925
Bankrate, Inc. (a)	83,183	906,695
Bazaarvoice, Inc. (a)	201,642	897,307
Benefitfocus, Inc. (a)	19,976	530,363
BlackLine, Inc.	26,716	762,207
Blucora, Inc. (a)	58,999	920,384
Box, Inc. Class A (a)(b)	81,890	1,442,902
Brightcove, Inc. (a)	59,246	497,666
BroadVision, Inc. (a)	490	2,818
Carbonite, Inc. (a)	40,379	785,372
Care.com, Inc. (a)	25,585	260,967
ChannelAdvisor Corp. (a)	32,537	349,773
CommerceHub, Inc.:
Series A (a)(b)	21,320	351,780
Series C (a)	54,178	885,810
Cornerstone OnDemand, Inc. (a)	79,186	3,307,599
CoStar Group, Inc. (a)	51,831	10,531,023
Coupa Software, Inc.	17,821	471,365
Determine, Inc. (a)	552	1,877
DHI Group, Inc. (a)	141,360	699,732
eBay, Inc. (a)	1,669,391	56,592,355
eGain Communications Corp. (a)	8,558	15,404
Endurance International Group Holdings, Inc. (a)	93,309	793,127
Envestnet, Inc. (a)(b)	69,312	2,678,909
Facebook, Inc. Class A (a)	3,751,553	508,485,494
Five9, Inc. (a)	81,974	1,304,206
GlowPoint, Inc. (a)	18,770	6,005
GoDaddy, Inc. (a)(b)	73,803	2,719,641
Gogo, Inc. (a)(b)	109,584	1,161,590
GrubHub, Inc. (a)(b)	141,196	4,950,332
GTT Communications, Inc. (a)	50,744	1,415,758
Hortonworks, Inc. (a)(b)	54,660	543,320
IAC/InterActiveCorp (a)	114,880	8,494,227
Instructure, Inc. (a)	8,268	189,337
Internap Network Services Corp. (a)	74,985	168,716
Inuvo, Inc. (a)	9,640	15,328
iPass, Inc. (a)	33,662	43,087
j2 Global, Inc.	83,229	6,776,505
Leaf Group Ltd. (a)	19,244	151,065
Limelight Networks, Inc. (a)	69,339	156,013
Liquidity Services, Inc. (a)	37,923	309,072
LivePerson, Inc. (a)	74,160	522,828
LogMeIn, Inc.	82,866	7,602,956
Marchex, Inc. Class B (a)	28,685	76,589
Marin Software, Inc. (a)	9,976	22,945
Match Group, Inc. (a)(b)	75,025	1,212,404
MaxPoint Interactive, Inc. (a)	1,466	6,744
MeetMe, Inc. (a)(b)	68,420	330,469
MINDBODY, Inc. (a)(b)	37,078	984,421
New Relic, Inc. (a)(b)	60,180	2,117,132
NIC, Inc.	110,917	2,340,349
NumereX Corp. Class A (a)	13,747	68,598
Nutanix, Inc. Class A (a)(b)	26,974	808,950
Pandora Media, Inc. (a)(b)	374,485	4,636,124
Q2 Holdings, Inc. (a)	48,710	1,751,125
QuinStreet, Inc. (a)	38,666	124,891
Qumu Corp. (a)	6,017	12,997
Quotient Technology, Inc. (a)(b)	132,658	1,578,630
RealNetworks, Inc. (a)	28,670	140,483
Reis, Inc.	8,134	156,986
RetailMeNot, Inc. (a)	84,786	758,835
Rightside Group Ltd. (a)	8,535	71,609
Rocket Fuel, Inc. (a)(b)	19,674	55,481
SecureWorks Corp.	18,872	197,024
Shutterstock, Inc. (a)(b)	29,764	1,298,008
Spark Networks, Inc. (a)(b)	16,620	16,289
SPS Commerce, Inc. (a)	26,414	1,461,487
Stamps.com, Inc. (a)(b)	24,049	3,032,579
Support.com, Inc. (a)	39,218	85,103
Synacor, Inc. (a)	20,037	60,111
TechTarget, Inc. (a)	23,593	215,876
The Trade Desk, Inc. (b)	13,897	586,592
Travelzoo, Inc. (a)	5,383	48,716
Tremor Video, Inc. (a)	17,986	39,749
TrueCar, Inc. (a)(b)	81,085	1,140,055
Twilio, Inc. Class A (b)	28,595	907,033
Twitter, Inc. (a)(b)	968,332	15,270,596
VeriSign, Inc. (a)(b)	147,930	12,199,787
Web.com Group, Inc. (a)(b)	88,964	1,712,557
WebMD Health Corp. (a)(b)	56,800	2,947,920
Xactly Corp. (a)	40,398	500,935
XO Group, Inc. (a)	81,695	1,505,639
Yahoo!, Inc. (a)	1,404,576	64,132,940
Yelp, Inc. (a)	98,508	3,319,720
YuMe, Inc. (a)	101,833	370,672
Zillow Group, Inc.:
Class A (a)(b)	72,361	2,433,500
Class C (a)(b)	172,222	5,845,215
		1,580,169,482
IT Services - 3.6%
Accenture PLC Class A	994,065	121,772,963
Acxiom Corp. (a)	121,915	3,477,016
Alliance Data Systems Corp.	92,312	22,429,970
Amdocs Ltd.	244,219	14,811,882
Automatic Data Processing, Inc.	721,522	74,042,588
Black Knight Financial Services, Inc. Class A (a)(b)	43,729	1,683,567
Blackhawk Network Holdings, Inc. (a)	86,813	3,164,334
Booz Allen Hamilton Holding Corp. Class A	243,990	8,727,522
Broadridge Financial Solutions, Inc.	194,846	13,508,673
CACI International, Inc. Class A (a)	38,453	4,822,006
CardConnect Corp. (a)(b)	7,862	112,034
Cartesian, Inc. (a)	206	231
Cass Information Systems, Inc.	15,060	981,460
Ciber, Inc. (a)	66,135	21,580
Cognizant Technology Solutions Corp. Class A (a)	970,485	57,520,646
Computer Sciences Corp.	227,500	15,597,400
Computer Task Group, Inc.	11,646	67,314
Conduent, Inc. (a)	265,927	4,278,765
Convergys Corp. (b)	164,874	3,607,443
CoreLogic, Inc. (a)	146,089	5,725,228
CSG Systems International, Inc.	47,456	1,870,241
CSP, Inc.	3,696	32,377
CSRA, Inc.	230,351	6,869,067
DST Systems, Inc.	49,565	5,927,974
Edgewater Technology, Inc. (a)	2,875	19,953
EPAM Systems, Inc. (a)	77,553	5,710,227
Euronet Worldwide, Inc. (a)	88,098	7,292,752
Everi Holdings, Inc. (a)	85,750	278,688
EVERTEC, Inc.	87,336	1,471,612
ExlService Holdings, Inc. (a)	51,941	2,319,685
Fidelity National Information Services, Inc.	529,339	43,548,720
First Data Corp. Class A (a)	304,115	4,896,252
Fiserv, Inc. (a)	346,932	40,035,953
FleetCor Technologies, Inc. (a)	148,866	25,307,220
Forrester Research, Inc.	17,100	624,150
Gartner, Inc. (a)	130,792	13,499,042
Genpact Ltd.	232,461	5,634,855
Global Payments, Inc.	246,153	19,615,933
Hackett Group, Inc.	31,811	641,310
IBM Corp.	1,385,939	249,219,551
Information Services Group, Inc. (a)	18,000	57,060
Innodata, Inc. (a)	14,010	31,523
Jack Henry & Associates, Inc.	125,525	11,770,479
Leidos Holdings, Inc.	230,618	12,291,939
Lionbridge Technologies, Inc. (a)	69,212	397,969
ManTech International Corp. Class A	37,723	1,381,416
MasterCard, Inc. Class A	1,525,127	168,465,528
Mattersight Corp. (a)(b)	9,437	33,501
Maximus, Inc.	101,508	6,056,982
ModusLink Global Solutions, Inc. (a)(b)	31,030	44,994
MoneyGram International, Inc. (a)	66,937	854,116
NCI, Inc. Class A	12,261	181,463
Neustar, Inc. Class A (a)	82,899	2,748,102
Paychex, Inc.	509,879	31,316,768
PayPal Holdings, Inc. (a)	1,802,971	75,724,782
Perficient, Inc. (a)	51,600	937,572
PFSweb, Inc. (a)	22,457	157,424
Planet Payment, Inc. (a)	40,113	164,062
PRG-Schultz International, Inc. (a)	36,569	228,556
Sabre Corp. (b)	337,364	7,391,645
Science Applications International Corp.	69,636	6,056,243
ServiceSource International, Inc. (a)	93,929	370,080
Square, Inc. (a)	28,587	495,127
StarTek, Inc. (a)	7,341	64,968
Sykes Enterprises, Inc. (a)	63,873	1,738,623
Syntel, Inc.	56,060	991,701
Teletech Holdings, Inc.	29,721	900,546
Teradata Corp. (a)(b)	220,606	6,860,847
The Western Union Co. (b)	785,793	15,432,975
Total System Services, Inc.	271,722	14,803,415
Travelport Worldwide Ltd.	241,707	3,069,679
Unisys Corp. (a)(b)	68,286	949,175
Vantiv, Inc. (a)	247,816	16,202,210
Virtusa Corp. (a)(b)	42,025	1,303,195
Visa, Inc. Class A	2,991,825	263,101,091
WEX, Inc. (a)	63,157	7,024,953
WidePoint Corp. (a)	71,654	50,874
		1,450,819,767
Semiconductors & Semiconductor Equipment - 3.1%
Acacia Communications, Inc. (b)	20,458	1,062,793
Advanced Energy Industries, Inc. (a)	70,933	4,404,939
Advanced Micro Devices, Inc. (a)(b)	1,216,220	17,586,541
AEHR Test Systems (a)(b)	3,126	16,380
Alpha & Omega Semiconductor Ltd. (a)	24,379	469,540
Amkor Technology, Inc. (a)	190,118	1,866,959
Amtech Systems, Inc. (a)	13,719	86,155
Analog Devices, Inc.	490,424	40,180,438
Applied Materials, Inc.	1,722,710	62,396,556
Axcelis Technologies, Inc. (a)	38,126	589,047
AXT, Inc. (a)	31,515	223,757
Broadcom Ltd.	637,088	134,380,972
Brooks Automation, Inc.	126,012	2,628,610
Cabot Microelectronics Corp.	37,906	2,623,853
Cavium, Inc. (a)(b)	105,337	6,900,627
Ceva, Inc. (a)	30,366	1,014,224
Cirrus Logic, Inc. (a)	100,461	5,432,931
Cohu, Inc.	84,544	1,407,658
Cree, Inc. (a)(b)	152,589	4,141,265
CVD Equipment Corp. (a)(b)	24,298	239,092
CyberOptics Corp. (a)	9,251	318,234
Cypress Semiconductor Corp. (b)	538,403	7,144,608
Diodes, Inc. (a)	57,239	1,366,295
DSP Group, Inc. (a)	64,723	676,355
Entegris, Inc. (a)	228,544	4,845,133
Exar Corp. (a)	139,495	1,459,118
Experi Corp.	79,771	2,859,790
First Solar, Inc. (a)(b)	127,867	4,627,507
FormFactor, Inc. (a)	107,124	1,140,871
GigOptix, Inc. (a)	62,672	191,776
GSI Technology, Inc. (a)	18,344	128,225
Impinj, Inc. (b)	14,583	413,574
Inphi Corp. (a)	64,122	3,009,887
Integrated Device Technology, Inc. (a)	224,546	5,368,895
Intel Corp.	7,598,446	275,063,745
Intermolecular, Inc. (a)	6,975	7,184
Intest Corp. (a)	2,175	10,766
IXYS Corp.	67,452	833,032
KLA-Tencor Corp.	250,797	22,601,826
Kopin Corp. (a)	69,745	246,200
Kulicke & Soffa Industries, Inc. (a)	102,964	2,107,673
Lam Research Corp.	257,126	30,479,716
Lattice Semiconductor Corp. (a)	185,835	1,313,853
Linear Technology Corp.	379,299	24,495,129
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	53,897	2,484,113
Marvell Technology Group Ltd.	706,338	11,018,873
Maxim Integrated Products, Inc.	460,069	20,381,057
MaxLinear, Inc. Class A (a)	86,669	2,256,861
Microchip Technology, Inc. (b)	347,530	25,202,876
Micron Technology, Inc. (a)	1,650,799	38,694,729
Microsemi Corp. (a)	188,099	9,747,290
MKS Instruments, Inc.	79,982	5,246,819
Monolithic Power Systems, Inc.	55,587	4,889,988
MoSys, Inc. (a)(b)	6,042	15,528
Nanometrics, Inc. (a)	38,377	1,044,238
NeoPhotonics Corp. (a)(b)	44,702	453,725
NVE Corp.	6,988	547,580
NVIDIA Corp.	863,502	87,628,183
ON Semiconductor Corp. (a)	661,663	10,010,961
PDF Solutions, Inc. (a)	38,716	827,748
Photronics, Inc. (a)	101,617	1,087,302
Pixelworks, Inc. (a)(b)	22,798	90,280
Power Integrations, Inc.	52,203	3,299,230
Qorvo, Inc. (a)(b)	204,968	13,548,385
Qualcomm, Inc.	2,370,456	133,883,355
QuickLogic Corp. (a)(b)	61,486	96,533
Rambus, Inc. (a)	170,226	2,138,039
Rubicon Technology, Inc. (a)(b)	25,049	14,027
Rudolph Technologies, Inc. (a)	69,669	1,497,884
Semtech Corp. (a)	111,258	3,721,580
Sigma Designs, Inc. (a)	51,095	298,906
Silicon Laboratories, Inc. (a)	69,347	4,680,923
Skyworks Solutions, Inc.	297,908	28,244,657
SolarEdge Technologies, Inc. (a)(b)	39,583	579,891
SunPower Corp. (a)(b)	97,783	856,579
Sunworks, Inc. (a)(b)	12,722	25,062
Synaptics, Inc. (a)	56,125	2,983,044
Teradyne, Inc.	339,570	9,657,371
Texas Instruments, Inc.	1,595,661	122,259,546
Ultra Clean Holdings, Inc. (a)	60,588	839,144
Ultratech, Inc. (a)	84,561	2,439,585
Veeco Instruments, Inc. (a)	64,085	1,752,725
Versum Materials, Inc. (a)	177,815	5,389,573
Xcerra Corp. (a)	72,566	634,227
Xilinx, Inc.	408,947	24,054,263
		1,262,884,409
Software - 4.4%
8x8, Inc. (a)	139,704	2,109,530
A10 Networks, Inc. (a)	73,118	691,696
ACI Worldwide, Inc. (a)	177,587	3,475,378
Activision Blizzard, Inc.	1,097,416	49,526,384
Adobe Systems, Inc. (a)	796,223	94,225,030
American Software, Inc. Class A	55,166	570,416
ANSYS, Inc. (a)	139,540	14,897,290
Aspen Technology, Inc. (a)	119,658	6,956,916
Asure Software, Inc. (a)	8,721	96,454
Autodesk, Inc. (a)	312,990	27,011,037
Barracuda Networks, Inc. (a)	58,271	1,378,692
Blackbaud, Inc.	77,240	5,524,205
Bottomline Technologies, Inc. (a)	62,280	1,553,886
BroadSoft, Inc. (a)(b)	46,995	2,011,386
BSQUARE Corp. (a)	11,182	57,587
CA Technologies, Inc.	497,389	16,050,743
Cadence Design Systems, Inc. (a)	470,063	14,524,947
Callidus Software, Inc. (a)	95,640	1,802,814
CDK Global, Inc.	240,461	15,973,824
Citrix Systems, Inc. (a)	249,641	19,709,157
CommVault Systems, Inc. (a)	75,089	3,683,115
Covisint Corp. (a)	39,763	79,526
Datawatch Corp. (a)	9,730	73,948
Digimarc Corp. (a)(b)	14,767	372,128
Digital Turbine, Inc. (a)(b)	41,910	36,462
Document Security Systems, Inc. (a)	4,956	6,443
Ebix, Inc.	35,461	2,216,313
Electronic Arts, Inc. (a)	483,507	41,823,356
Ellie Mae, Inc. (a)	54,952	5,251,213
EnerNOC, Inc. (a)(b)	34,204	186,412
Everbridge, Inc. (b)	29,747	566,383
Evolving Systems, Inc.	4,973	23,124
Exa Corp. (a)	15,758	246,928
Fair Isaac Corp.	47,852	6,224,110
FalconStor Software, Inc. (a)	37,427	22,082
FireEye, Inc. (a)(b)	226,536	2,550,795
Form Holdings Corp. (a)(b)	9,862	21,795
Fortinet, Inc. (a)	237,153	8,857,665
Gigamon, Inc. (a)	48,659	1,656,839
Glu Mobile, Inc. (a)(b)	173,754	335,345
GSE Systems, Inc. (a)	388	1,280
Guidance Software, Inc. (a)	26,710	182,162
Guidewire Software, Inc. (a)	116,451	6,362,883
HubSpot, Inc. (a)(b)	54,014	3,213,833
Imperva, Inc. (a)	43,161	1,769,601
Inseego Corp. (a)(b)	35,452	102,102
Intuit, Inc.	390,298	48,958,981
Jive Software, Inc. (a)	60,361	265,588
Manhattan Associates, Inc. (a)	113,356	5,684,803
Mentor Graphics Corp.	174,753	6,483,336
Microsoft Corp.	12,461,728	797,301,357
MicroStrategy, Inc. Class A (a)	16,727	3,209,577
Mitek Systems, Inc. (a)	45,058	281,613
MobileIron, Inc. (a)	70,668	339,206
Model N, Inc. (a)	64,636	688,373
Monotype Imaging Holdings, Inc.	66,977	1,349,587
NetSol Technologies, Inc. (a)	10,165	51,842
Nuance Communications, Inc. (a)	395,642	6,737,783
Oracle Corp.	4,801,244	204,484,982
Parametric Technology Corp. (a)	187,518	10,105,345
Park City Group, Inc. (a)(b)	18,083	256,779
Paycom Software, Inc. (a)(b)	65,084	3,503,472
Paylocity Holding Corp. (a)(b)	39,896	1,406,733
Pegasystems, Inc.	63,152	2,715,536
Polarityte, Inc. (a)(b)	475	3,007
Progress Software Corp.	78,882	2,262,336
Proofpoint, Inc. (a)(b)	66,377	5,228,516
PROS Holdings, Inc. (a)	40,708	945,647
QAD, Inc.:
Class A	10,065	276,284
Class B	4,298	90,731
Qualys, Inc. (a)	50,519	1,765,639
Rapid7, Inc. (a)	27,175	411,701
RealPage, Inc. (a)	95,369	3,218,704
Red Hat, Inc. (a)	289,148	23,944,346
RingCentral, Inc. (a)	98,835	2,638,895
Rosetta Stone, Inc. (a)	15,141	118,857
Salesforce.com, Inc. (a)	1,023,967	83,299,715
Scan-Optics, Inc. (a)	300	0
SeaChange International, Inc. (a)	36,866	91,796
ServiceNow, Inc. (a)	261,956	22,769,216
Silver Spring Networks, Inc. (a)	57,002	698,845
SITO Mobile Ltd. (a)(b)	17,979	34,699
Smith Micro Software, Inc. (a)	10,363	13,576
Sonic Foundry, Inc. (a)	155	770
Splunk, Inc. (a)(b)	218,583	13,493,129
SS&C Technologies Holdings, Inc.	274,597	9,616,387
Symantec Corp.	990,544	28,299,842
Synchronoss Technologies, Inc. (a)(b)	70,331	1,904,563
Synopsys, Inc. (a)	236,722	16,911,420
Tableau Software, Inc. (a)	88,599	4,672,711
Take-Two Interactive Software, Inc. (a)	165,320	9,419,934
Tangoe, Inc. (a)	45,871	262,841
TeleNav, Inc. (a)	40,687	331,599
The Rubicon Project, Inc. (a)	59,339	518,623
TiVo Corp.	199,718	3,694,783
Tyler Technologies, Inc. (a)	52,923	8,025,773
Ultimate Software Group, Inc. (a)(b)	48,052	9,292,776
Varonis Systems, Inc. (a)	31,174	854,168
Vasco Data Security International, Inc. (a)	48,861	635,193
Verint Systems, Inc. (a)	104,276	3,936,419
VirnetX Holding Corp. (a)(b)	93,723	210,877
VMware, Inc. Class A (a)(b)	110,564	9,938,598
Workday, Inc. Class A (a)(b)	197,291	16,361,343
Workiva, Inc. (a)	27,316	408,374
Zedge, Inc. (a)	14,921	51,776
Zendesk, Inc. (a)	130,945	3,565,632
Zix Corp. (a)	69,803	349,713
Zynga, Inc. (a)	1,220,225	3,233,596
		1,751,641,458
Technology Hardware, Storage & Peripherals - 3.5%
3D Systems Corp. (a)(b)	162,227	2,465,850
Apple, Inc.	8,551,739	1,171,502,652
Astro-Med, Inc.	4,606	62,411
Avid Technology, Inc. (a)(b)	38,570	216,763
Concurrent Computer Corp.	6,675	33,442
CPI Card Group (b)	22,281	100,265
Cray, Inc. (a)	76,017	1,584,954
Crossroads Systems, Inc. (a)(b)	680	2,618
Dataram Corp. (a)	185	255
Diebold Nixdorf, Inc.	123,985	3,744,347
Eastman Kodak Co. (a)	64,018	918,658
Electronics for Imaging, Inc. (a)(b)	82,143	3,784,328
Glassbridge Enterprises, Inc. (a)(b)	4,203	31,270
Hewlett Packard Enterprise Co.	2,679,025	61,135,351
HP, Inc.	2,748,879	47,748,028
Immersion Corp. (a)(b)	59,681	652,313
Intevac, Inc. (a)	17,689	178,659
NCR Corp. (a)	199,002	9,566,026
NetApp, Inc.	439,824	18,397,838
Nimble Storage, Inc. (a)	92,912	842,712
Pure Storage, Inc. Class A (a)(b)	123,409	1,406,863
Quantum Corp. (a)	334,686	291,177
Seagate Technology LLC (b)	470,862	22,690,840
Super Micro Computer, Inc. (a)	53,821	1,399,346
Transact Technologies, Inc.	3,411	25,241
U.S.A. Technologies, Inc. (a)	38,549	154,196
Western Digital Corp.	457,170	35,147,230
Xerox Corp.	1,400,963	10,423,165
Xplore Technologies Corp. (a)	2,067	4,341
		1,394,511,139

TOTAL INFORMATION TECHNOLOGY		8,268,791,931

MATERIALS - 3.3%
Chemicals - 2.2%
A. Schulman, Inc.	45,099	1,522,091
Advanced Emissions Solutions, Inc. (a)(b)	57,241	616,486
AdvanSix, Inc. (a)	46,239	1,261,400
AgroFresh Solutions, Inc. (a)(b)	38,931	105,503
Air Products & Chemicals, Inc.	346,044	48,608,801
Albemarle Corp. U.S.	180,321	18,304,385
American Vanguard Corp.	32,955	519,041
Ashland Global Holdings, Inc.	101,783	12,281,137
Axalta Coating Systems (a)	339,103	9,871,288
Balchem Corp.	53,639	4,675,712
BioAmber, Inc. (a)(b)	17,794	61,033
Cabot Corp.	106,306	6,163,622
Calgon Carbon Corp.	83,129	1,172,119
Celanese Corp. Class A	227,640	20,298,659
CF Industries Holdings, Inc. (b)	369,845	11,620,530
Chase Corp.	10,028	917,061
Chemtura Corp. (a)	98,759	3,273,861
Codexis, Inc. (a)	27,884	114,324
Core Molding Technologies, Inc. (a)	10,858	175,791
E.I. du Pont de Nemours & Co.	1,398,315	109,823,660
Eastman Chemical Co.	234,015	18,779,704
Ecolab, Inc.	423,996	52,562,784
Ferro Corp. (a)	133,620	1,870,680
Flotek Industries, Inc. (a)(b)	98,612	1,333,234
FMC Corp.	216,113	12,452,431
FutureFuel Corp.	37,844	500,676
H.B. Fuller Co.	88,055	4,350,798
Hawkins, Inc.	13,930	688,839
Huntsman Corp.	317,265	7,170,189
Ingevity Corp. (a)	71,031	3,833,543
Innophos Holdings, Inc.	32,175	1,704,953
Innospec, Inc.	41,822	2,730,977
International Flavors & Fragrances, Inc.	128,374	16,136,612
Intrepid Potash, Inc. (a)	76,176	152,352
KMG Chemicals, Inc.	10,303	378,738
Koppers Holdings, Inc. (a)	30,390	1,332,602
Kraton Performance Polymers, Inc. (a)	48,417	1,318,395
Kronos Worldwide, Inc.	34,238	474,539
LSB Industries, Inc. (a)(b)	28,693	311,893
LyondellBasell Industries NV Class A	533,778	48,701,905
Marrone Bio Innovations, Inc. (a)(b)	15,737	30,845
Minerals Technologies, Inc.	58,663	4,531,717
Monsanto Co.	700,872	79,780,260
NewMarket Corp.	15,387	6,703,962
Olin Corp.	265,297	8,245,431
OMNOVA Solutions, Inc. (a)	52,644	486,957
Platform Specialty Products Corp. (a)(b)	348,544	4,597,295
PolyOne Corp.	133,312	4,489,948
PPG Industries, Inc.	423,173	43,345,610
Praxair, Inc.	456,090	54,142,444
Quaker Chemical Corp.	19,799	2,607,132
Rayonier Advanced Materials, Inc. (b)	58,598	777,009
RPM International, Inc.	209,983	11,189,994
Senomyx, Inc. (a)(b)	66,138	74,736
Sensient Technologies Corp.	74,039	5,918,678
Sherwin-Williams Co.	129,017	39,806,905
Stepan Co.	30,263	2,288,185
Terravia Holdings, Inc. (a)(b)	98,314	92,120
The Chemours Co. LLC	286,981	9,659,780
The Dow Chemical Co.	1,801,554	112,164,752
The Mosaic Co.	564,989	17,622,007
The Scotts Miracle-Gro Co. Class A	73,052	6,620,703
Trecora Resources (a)	28,770	346,679
Tredegar Corp.	71,882	1,365,758
Trinseo SA	70,468	4,872,862
Tronox Ltd. Class A	95,961	1,663,004
Valhi, Inc.	35,553	118,391
Valspar Corp.	116,273	12,931,883
W.R. Grace & Co.	111,862	7,924,304
Westlake Chemical Corp.	59,202	3,755,183
Yield10 Bioscience, Inc. (a)	6,939	2,486
		876,329,368
Construction Materials - 0.2%
Eagle Materials, Inc.	77,760	8,064,490
Forterra, Inc.	32,917	652,744
Headwaters, Inc. (a)	124,778	2,869,894
Martin Marietta Materials, Inc.	100,772	21,761,713
Summit Materials, Inc.	172,319	4,116,701
U.S. Concrete, Inc. (a)(b)	21,607	1,361,241
United States Lime & Minerals, Inc.	2,200	167,552
Vulcan Materials Co.	211,402	25,497,195
		64,491,530
Containers & Packaging - 0.4%
Aptargroup, Inc.	103,613	7,720,205
Avery Dennison Corp.	142,461	11,498,027
Ball Corp.	282,558	20,776,490
Bemis Co., Inc.	156,089	7,737,332
Berry Plastics Group, Inc. (a)	201,261	10,129,466
Crown Holdings, Inc. (a)	224,816	12,047,889
Graphic Packaging Holding Co.	493,965	6,594,433
Greif, Inc. Class A	63,236	3,606,349
International Paper Co.	653,865	34,458,686
Myers Industries, Inc.	29,894	420,011
Owens-Illinois, Inc. (a)	264,706	5,241,179
Packaging Corp. of America	147,453	13,629,081
Sealed Air Corp.	310,243	14,420,095
Silgan Holdings, Inc.	59,310	3,536,062
Sonoco Products Co.	162,407	8,659,541
UFP Technologies, Inc. (a)	14,187	340,488
WestRock Co.	400,573	21,518,782
		182,334,116
Metals & Mining - 0.5%
AK Steel Holding Corp. (a)(b)	481,818	4,013,544
Alcoa Corp.	235,537	8,147,225
Allegheny Technologies, Inc. (b)	174,474	3,351,646
Ampco-Pittsburgh Corp.	10,414	152,044
Atkore International Group, Inc.	35,003	917,779
Carpenter Technology Corp.	80,027	3,245,895
Century Aluminum Co. (a)(b)	86,859	1,223,409
Cliffs Natural Resources, Inc. (a)	429,608	4,579,621
Coeur d'Alene Mines Corp. (a)	297,840	2,558,446
Commercial Metals Co.	175,382	3,705,822
Compass Minerals International, Inc.	56,608	4,290,886
Comstock Mining, Inc. (a)	56,723	13,653
Freeport-McMoRan, Inc. (a)	2,126,865	28,499,991
Friedman Industries	2,001	12,906
General Moly, Inc. (a)	60,513	32,011
Gold Resource Corp.	109,163	565,464
Golden Minerals Co. (a)(b)	71,014	43,326
Handy & Harman Ltd. (a)	5,646	134,657
Haynes International, Inc.	18,364	717,298
Hecla Mining Co.	629,921	3,514,959
Kaiser Aluminum Corp.	27,980	2,205,663
Materion Corp.	30,858	1,075,401
McEwen Mining, Inc. (b)	351,327	1,205,052
Newmont Mining Corp.	856,059	29,311,460
Nucor Corp.	506,948	31,719,736
Olympic Steel, Inc.	12,703	307,159
Paramount Gold Nevada Corp. (a)	7,958	13,927
Pershing Gold Corp. (a)(b)	31,696	101,427
Real Industries, Inc. (a)	30,069	153,352
Reliance Steel & Aluminum Co.	117,143	9,916,155
Royal Gold, Inc.	107,498	7,100,243
Ryerson Holding Corp. (a)	16,025	173,871
Schnitzer Steel Industries, Inc. Class A	47,241	1,124,336
Solitario Exploration & Royalty Corp. (a)	18,115	13,224
Steel Dynamics, Inc.	392,468	14,364,329
Stillwater Mining Co. (a)	196,719	3,356,026
SunCoke Energy, Inc. (a)	99,267	967,853
Synalloy Corp. (a)	8,615	90,027
TimkenSteel Corp. (a)(b)	69,807	1,460,362
U.S. Antimony Corp. (a)	24,962	9,486
United States Steel Corp.	272,159	10,537,996
Universal Stainless & Alloy Products, Inc. (a)	6,659	96,489
Worthington Industries, Inc.	71,924	3,527,872
		188,552,028
Paper & Forest Products - 0.0%
Boise Cascade Co. (a)	63,767	1,728,086
Clearwater Paper Corp. (a)	24,633	1,369,595
Deltic Timber Corp.	17,765	1,320,295
Domtar Corp.	101,407	3,862,593
Kapstone Paper & Packaging Corp.	133,397	3,014,772
Louisiana-Pacific Corp. (a)	229,727	5,416,963
Mercer International, Inc. (SBI)	60,804	732,688
Neenah Paper, Inc.	27,129	1,987,199
P.H. Glatfelter Co.	69,408	1,533,917
Rentech, Inc. (a)	27,522	21,470
Resolute Forest Products (a)	135,020	614,341
Schweitzer-Mauduit International, Inc.	48,432	1,987,165
Verso Corp. (a)	59,171	463,309
		24,052,393

TOTAL MATERIALS		1,335,759,435

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Acadia Realty Trust (SBI)	161,267	5,165,382
Agree Realty Corp. (b)	50,269	2,494,850
Alexanders, Inc.	6,076	2,656,123
Alexandria Real Estate Equities, Inc.	141,451	16,876,519
American Assets Trust, Inc.	89,595	3,942,180
American Campus Communities, Inc.	218,683	11,174,701
American Homes 4 Rent Class A	343,715	8,170,106
American Tower Corp.	681,075	78,180,599
Apartment Investment & Management Co. Class A	250,395	11,650,879
Apple Hospitality (REIT), Inc.	239,895	4,711,538
Armada Hoffler Properties, Inc.	73,011	1,018,503
Ashford Hospitality Prime, Inc.	37,189	485,316
Ashford Hospitality Trust, Inc.	123,613	812,137
AvalonBay Communities, Inc.	220,479	40,519,631
Bluerock Residential Growth (REIT), Inc.	90,320	1,127,194
Boston Properties, Inc.	242,166	33,668,339
Brandywine Realty Trust (SBI)	276,702	4,609,855
Brixmor Property Group, Inc.	404,071	9,431,017
BRT Realty Trust (a)	189,164	1,624,919
Camden Property Trust (SBI)	137,238	11,617,197
Care Capital Properties, Inc.	134,566	3,537,740
CareTrust (REIT), Inc.	113,682	1,793,902
CatchMark Timber Trust, Inc.	100,692	1,087,474
CBL & Associates Properties, Inc.	262,246	2,630,327
Cedar Shopping Centers, Inc.	134,023	786,715
Chatham Lodging Trust	57,137	1,144,454
Chesapeake Lodging Trust	85,461	2,064,738
City Office REIT, Inc.	67,579	880,554
Colony NorthStar, Inc. (b)	895,699	13,148,861
Colony Starwood Homes (b)	75,522	2,484,674
Columbia Property Trust, Inc.	198,850	4,591,447
Communications Sales & Leasing, Inc.	223,544	6,476,070
Community Healthcare Trust, Inc.	41,798	994,374
Condor Hospitality Trust, Inc.	703	1,497
CorEnergy Infrastructure Trust, Inc.	14,135	504,478
CoreSite Realty Corp.	54,413	4,900,979
Corporate Office Properties Trust (SBI)	143,522	4,892,665
Corrections Corp. of America	186,869	6,297,485
Cousins Properties, Inc.	554,301	4,739,274
Crown Castle International Corp.	576,336	53,904,706
CubeSmart	296,680	8,084,530
CyrusOne, Inc.	122,762	6,248,586
DCT Industrial Trust, Inc.	141,882	6,787,635
DDR Corp.	501,615	7,253,353
DiamondRock Hospitality Co.	300,095	3,262,033
Digital Realty Trust, Inc. (b)	251,028	27,111,024
Douglas Emmett, Inc.	247,389	9,979,672
Duke Realty LP	555,522	14,243,584
DuPont Fabros Technology, Inc.	124,151	6,392,535
Easterly Government Properties, Inc.	30,760	635,809
EastGroup Properties, Inc.	46,143	3,430,271
Education Realty Trust, Inc.	129,203	5,445,906
Empire State Realty Trust, Inc.	186,050	4,057,751
EPR Properties	106,196	8,172,844
Equinix, Inc.	113,691	42,755,774
Equity Commonwealth (a)	193,982	6,063,877
Equity Lifestyle Properties, Inc.	132,199	10,525,684
Equity One, Inc.	160,382	5,077,694
Equity Residential (SBI)	583,842	36,822,915
Essex Property Trust, Inc. (b)	104,105	24,433,444
Extra Space Storage, Inc.	199,462	15,795,396
Farmland Partners, Inc. (b)	105,443	1,204,159
Federal Realty Investment Trust (SBI)	112,463	15,826,918
FelCor Lodging Trust, Inc.	200,216	1,451,566
First Industrial Realty Trust, Inc.	184,151	4,953,662
First Potomac Realty Trust	85,240	851,548
Forest City Realty Trust, Inc. Class A	359,272	8,209,365
Four Corners Property Trust, Inc.	103,212	2,289,242
Franklin Street Properties Corp.	156,624	1,940,571
Gaming & Leisure Properties	310,006	9,920,192
General Growth Properties, Inc.	933,476	23,206,213
Getty Realty Corp.	48,238	1,273,001
Gladstone Commercial Corp. (b)	76,606	1,594,171
Gladstone Land Corp.	8,000	102,400
Global Net Lease, Inc.	250,435	2,053,567
Government Properties Income Trust (b)	114,158	2,352,796
Gramercy Property Trust (b)	222,366	6,217,353
HCP, Inc.	737,088	24,169,116
Healthcare Realty Trust, Inc.	189,626	6,060,447
Healthcare Trust of America, Inc.	215,077	6,919,027
Hersha Hospitality Trust	71,283	1,390,731
Highwoods Properties, Inc. (SBI)	169,915	8,918,838
Hospitality Properties Trust (SBI)	269,986	8,580,155
Host Hotels & Resorts, Inc.	1,169,046	21,031,138
Hudson Pacific Properties, Inc.	229,267	8,386,587
Independence Realty Trust, Inc.	102,753	944,300
InfraReit, Inc.	82,809	1,378,770
Investors Real Estate Trust	202,786	1,318,109
Iron Mountain, Inc.	391,246	14,221,792
iStar Financial, Inc. (a)(b)	102,599	1,235,292
Jernigan Capital, Inc.	3,052	65,649
Kilroy Realty Corp.	153,541	11,845,688
Kimco Realty Corp.	670,212	16,252,641
Kite Realty Group Trust	145,444	3,294,307
Lamar Advertising Co. Class A (b)	129,224	9,753,828
LaSalle Hotel Properties (SBI)	176,035	5,087,412
Lexington Corporate Properties Trust	345,008	3,850,289
Liberty Property Trust (SBI)	229,311	9,044,026
Life Storage, Inc.	72,668	6,440,565
LTC Properties, Inc.	62,032	2,992,424
Mack-Cali Realty Corp.	122,465	3,569,855
MedEquities Realty Trust, Inc.	56,982	621,674
Medical Properties Trust, Inc.	488,898	6,561,011
Mid-America Apartment Communities, Inc.	180,627	18,555,812
Monmouth Real Estate Investment Corp. Class A	107,747	1,573,106
Monogram Residential Trust, Inc.	257,535	2,650,035
National Health Investors, Inc.	63,380	4,799,134
National Retail Properties, Inc.	231,947	10,493,282
National Storage Affiliates Trust	66,569	1,612,301
New Senior Investment Group, Inc.	149,321	1,582,803
NexPoint Residential Trust, Inc.	32,020	763,677
NorthStar Realty Europe Corp.	77,758	943,982
Omega Healthcare Investors, Inc.	315,695	10,304,285
One Liberty Properties, Inc.	42,541	1,045,232
Outfront Media, Inc.	225,734	5,857,797
Paramount Group, Inc.	304,533	5,308,010
Parkway, Inc.	63,019	1,322,139
Pebblebrook Hotel Trust (b)	104,963	3,017,686
Pennsylvania Real Estate Investment Trust (SBI)	105,464	1,740,156
Physicians Realty Trust	227,428	4,530,366
Piedmont Office Realty Trust, Inc. Class A	250,343	5,742,868
Potlatch Corp.	63,794	2,822,885
Power (REIT) (a)	718	4,825
Preferred Apartment Communities, Inc. Class A	29,993	409,704
Prologis, Inc.	850,225	43,403,986
PS Business Parks, Inc.	31,822	3,698,035
Public Storage	237,873	54,106,593
QTS Realty Trust, Inc. Class A	76,420	4,019,692
Quality Care Properties, Inc. (a)	156,460	2,969,611
RAIT Financial Trust	116,629	391,873
Ramco-Gershenson Properties Trust (SBI)	128,503	2,012,357
Rayonier, Inc.	191,909	5,496,274
Realty Income Corp. (b)	411,177	25,196,927
Regency Centers Corp.	161,500	11,361,525
Retail Opportunity Investments Corp.	189,056	4,159,232
Retail Properties America, Inc.	368,229	5,674,409
Rexford Industrial Realty, Inc.	93,456	2,147,619
RLJ Lodging Trust	206,953	4,710,250
Ryman Hospitality Properties, Inc.	78,979	5,091,776
Sabra Health Care REIT, Inc.	99,253	2,699,682
Saul Centers, Inc.	23,905	1,530,876
Select Income REIT	130,864	3,402,464
Senior Housing Properties Trust (SBI)	396,382	8,125,831
Seritage Growth Properties (b)	43,689	2,030,665
Silver Bay Realty Trust Corp.	47,769	1,028,467
Simon Property Group, Inc.	504,959	93,114,440
SL Green Realty Corp.	160,428	18,077,027
Sotherly Hotels, Inc.	2,721	18,639
Spirit Realty Capital, Inc.	794,874	8,735,665
Stag Industrial, Inc.	116,397	3,006,535
Store Capital Corp.	275,626	6,865,844
Summit Hotel Properties, Inc.	122,449	1,884,490
Sun Communities, Inc.	108,284	8,969,164
Sunstone Hotel Investors, Inc.	339,094	5,001,637
Tanger Factory Outlet Centers, Inc.	140,583	4,761,546
Taubman Centers, Inc.	92,439	6,448,545
Terreno Realty Corp.	71,122	1,970,079
The GEO Group, Inc.	120,183	5,721,913
The Macerich Co.	187,597	12,640,286
TIER REIT, Inc.	108,647	1,964,338
UDR, Inc.	420,391	15,344,272
UMH Properties, Inc.	79,886	1,186,307
Universal Health Realty Income Trust (SBI)	38,916	2,497,629
Urban Edge Properties	150,104	4,162,384
Urstadt Biddle Properties, Inc. Class A	50,401	1,122,934
Ventas, Inc.	567,994	36,948,010
VEREIT, Inc.	1,542,611	13,991,482
Vornado Realty Trust	275,041	30,218,755
Washington REIT (SBI)	128,414	4,200,422
Weingarten Realty Investors (SBI)	181,930	6,453,057
Welltower, Inc.	584,537	41,139,714
Weyerhaeuser Co.	1,190,916	40,157,688
Whitestone REIT Class B	105,336	1,491,558
WP Carey, Inc.	185,070	11,676,066
WP Glimcher, Inc.	269,386	2,497,208
Xenia Hotels & Resorts, Inc.	170,955	3,003,679
		1,560,369,653
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	76,237	3,417,705
Altisource Portfolio Solutions SA (a)(b)	18,423	442,705
CBRE Group, Inc. (a)	482,124	17,173,257
Consolidated-Tomoka Land Co.	6,987	385,123
Forestar Group, Inc. (a)	38,487	511,877
FRP Holdings, Inc. (a)	3,842	144,459
HFF, Inc.	50,180	1,487,837
Howard Hughes Corp. (a)	58,205	6,773,316
Jones Lang LaSalle, Inc.	71,981	8,256,221
Kennedy-Wilson Holdings, Inc.	142,223	3,136,017
Marcus & Millichap, Inc. (a)	19,559	534,939
Maui Land & Pineapple, Inc. (a)	31,310	284,921
RE/MAX Holdings, Inc.	27,266	1,567,795
Realogy Holdings Corp.	223,358	6,187,017
Stratus Properties, Inc. (a)	12,801	382,110
Tejon Ranch Co. (a)	21,096	486,263
The St. Joe Co. (a)(b)	114,817	1,900,221
Transcontinental Realty Investors, Inc. (a)	20,697	413,940
		53,485,723

TOTAL REAL ESTATE		1,613,855,376

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
Alaska Communication Systems Group, Inc. (a)	135,810	226,803
AT&T, Inc.	9,855,314	411,853,572
Atlantic Tele-Network, Inc.	20,159	1,378,674
CenturyLink, Inc. (b)	866,461	21,020,344
Cincinnati Bell, Inc. (a)	63,133	1,218,467
Cogent Communications Group, Inc.	64,769	2,684,675
Consolidated Communications Holdings, Inc. (b)	72,849	1,642,745
FairPoint Communications, Inc. (a)	43,838	694,832
Frontier Communications Corp. (b)	1,835,343	5,377,555
General Communications, Inc. Class A (a)	45,133	909,430
Globalstar, Inc. (a)(b)	552,886	757,454
Hawaiian Telcom Holdco, Inc. (a)	15,790	380,855
IDT Corp. Class B	44,765	863,965
Intelsat SA (a)(b)	61,651	307,022
Iridium Communications, Inc. (a)(b)	122,967	1,069,813
Level 3 Communications, Inc. (a)	465,669	26,659,550
Lumos Networks Corp. (a)	30,848	546,318
Ooma, Inc. (a)	37,459	380,209
ORBCOMM, Inc. (a)	100,896	864,679
Pareteum Corp. (a)	2,527	7,354
PDVWireless, Inc. (a)(b)	18,833	484,950
SBA Communications Corp. Class A (a)	201,070	23,277,874
Straight Path Communications, Inc. Class B (a)(b)	13,737	468,157
Verizon Communications, Inc.	6,542,570	324,707,749
Vonage Holdings Corp. (a)	343,700	2,069,074
Windstream Holdings, Inc. (b)	322,467	2,408,828
Zayo Group Holdings, Inc. (a)	148,124	4,668,868
		836,929,816
Wireless Telecommunication Services - 0.1%
Airgain, Inc. (b)	9,732	122,623
Boingo Wireless, Inc. (a)	75,566	824,425
NII Holdings, Inc. (a)(b)	134,717	269,434
Shenandoah Telecommunications Co.	75,836	2,130,992
Spok Holdings, Inc.	43,148	785,294
Sprint Corp. (a)(b)	1,013,242	8,926,662
T-Mobile U.S., Inc. (a)	457,122	28,583,839
Telephone & Data Systems, Inc.	138,279	3,737,681
U.S. Cellular Corp. (a)	27,310	1,021,121
		46,402,071

TOTAL TELECOMMUNICATION SERVICES		883,331,887

UTILITIES - 3.2%
Electric Utilities - 1.8%
Allete, Inc.	79,147	5,319,470
Alliant Energy Corp.	389,728	15,386,461
American Electric Power Co., Inc.	792,780	53,092,477
Duke Energy Corp.	1,095,100	90,400,505
Edison International	520,016	41,466,076
El Paso Electric Co.	71,253	3,480,709
Entergy Corp.	285,840	21,912,494
Eversource Energy	501,446	29,414,822
Exelon Corp.	1,476,787	54,212,851
FirstEnergy Corp.	673,162	21,830,644
Genie Energy Ltd. Class B	24,074	131,203
Great Plains Energy, Inc.	316,244	9,190,051
Hawaiian Electric Industries, Inc.	182,305	6,067,110
IDACORP, Inc.	88,841	7,367,584
MGE Energy, Inc.	60,635	3,877,608
NextEra Energy, Inc.	746,158	97,746,698
OGE Energy Corp.	310,087	11,420,504
Otter Tail Corp.	81,371	3,059,550
PG&E Corp.	810,593	54,107,083
Pinnacle West Capital Corp.	178,279	14,652,751
PNM Resources, Inc.	139,589	5,067,081
Portland General Electric Co.	147,815	6,700,454
PPL Corp.	1,087,650	40,112,532
Southern Co.	1,548,492	78,694,363
Spark Energy, Inc. Class A, (b)	12,291	331,857
Westar Energy, Inc.	224,851	12,137,457
Xcel Energy, Inc.	818,663	35,783,760
		722,964,155
Gas Utilities - 0.2%
Atmos Energy Corp.	177,568	13,901,799
Chesapeake Utilities Corp.	25,261	1,741,746
Delta Natural Gas Co., Inc.	3,078	93,756
Gas Natural, Inc.	8,386	106,083
National Fuel Gas Co.	136,023	8,202,187
New Jersey Resources Corp.	133,342	5,253,675
Northwest Natural Gas Co.	56,327	3,385,253
ONE Gas, Inc.	86,513	5,670,927
South Jersey Industries, Inc.	125,264	4,386,745
Southwest Gas Holdings, Inc.	71,765	6,138,060
Spire, Inc.	75,679	4,987,246
UGI Corp.	278,864	13,449,611
WGL Holdings, Inc.	76,581	6,393,748
		73,710,836
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	7,909
Calpine Corp. (a)	567,379	6,644,008
Dynegy, Inc. (a)(b)	202,883	1,631,179
NRG Energy, Inc.	498,165	8,249,612
NRG Yield, Inc.:
Class A	44,523	748,432
Class C	119,926	2,086,712
Ormat Technologies, Inc.	63,023	3,474,458
Pattern Energy Group, Inc. (b)	114,646	2,383,490
TerraForm Global, Inc.	98,063	426,574
Terraform Power, Inc. (a)(b)	110,189	1,268,275
The AES Corp.	1,064,275	12,260,448
U.S. Geothermal, Inc. (a)	27,201	113,972
Vivint Solar, Inc. (a)(b)	34,907	120,429
		39,415,498
Multi-Utilities - 1.0%
Ameren Corp.	379,398	20,749,277
Avangrid, Inc.	102,665	4,488,514
Avista Corp.	107,062	4,268,562
Black Hills Corp.	88,586	5,747,460
CenterPoint Energy, Inc.	672,347	18,368,520
CMS Energy Corp.	431,055	19,190,569
Consolidated Edison, Inc.	478,355	36,852,469
Dominion Resources, Inc.	1,001,483	77,755,140
DTE Energy Co.	281,628	28,551,447
MDU Resources Group, Inc.	309,381	8,387,319
NiSource, Inc.	512,220	12,247,180
NorthWestern Energy Corp.	78,122	4,570,137
Public Service Enterprise Group, Inc.	823,366	37,858,369
SCANA Corp.	225,941	15,669,008
Sempra Energy	400,296	44,148,646
Unitil Corp.	55,250	2,464,150
Vectren Corp.	147,188	8,294,044
WEC Energy Group, Inc.	505,298	30,454,310
		380,065,121
Water Utilities - 0.1%
American States Water Co.	52,884	2,364,972
American Water Works Co., Inc.	268,835	20,969,130
Aqua America, Inc.	273,680	8,686,603
AquaVenture Holdings Ltd. (b)	6,097	100,601
Artesian Resources Corp. Class A	60,524	1,994,266
Cadiz, Inc. (a)(b)	23,060	337,829
California Water Service Group	83,616	3,072,888
Connecticut Water Service, Inc.	31,367	1,789,487
Middlesex Water Co.	39,650	1,492,823
Pure Cycle Corp. (a)	17,116	88,147
SJW Corp.	29,404	1,426,976
York Water Co.	40,150	1,445,400
		43,769,122

TOTAL UTILITIES		1,259,924,732

TOTAL COMMON STOCKS
(Cost $26,047,894,982)		39,876,637,535
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.56% 3/30/17 to 8/17/17 (c)
(Cost $14,982,921)	15,000,000	14,980,825
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.60% (d)	315,480,071	$315,543,167
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,708,608,055	1,708,949,777
TOTAL MONEY MARKET FUNDS
(Cost $2,024,194,134)		2,024,492,944
TOTAL INVESTMENT PORTFOLIO - 104.6%
(Cost $28,087,072,037)		41,916,111,304
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(1,825,444,098)
NET ASSETS - 100%		$40,090,667,206

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,491 CME E-mini S&P 500 Index Contracts (United States)	March 2017	176,146,740	$8,749,955
74 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	12,784,980	409,105
368 ICE Russell 2000 Index Contracts (United States)	March 2017	25,484,000	489,686
TOTAL FUTURES CONTRACTS			$9,648,746

The face value of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,980,825.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,011,893
Fidelity Securities Lending Cash Central Fund	14,176,289
Total	$15,188,182

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,970,188,575	$4,970,188,575	$--	$--
Consumer Staples	3,334,591,011	3,334,581,457	--	9,554
Energy	2,468,301,458	2,468,301,458	--	--
Financials	6,110,999,447	6,110,998,421	1,026	--
Health Care	5,342,399,890	5,340,706,615	1,183,826	509,449
Industrials	4,288,493,793	4,288,493,793	--	--
Information Technology	8,268,791,931	8,268,791,931	--	--
Materials	1,335,759,435	1,335,759,435	--	--
Real Estate	1,613,855,376	1,613,855,376	--	--
Telecommunication Services	883,331,887	883,331,887	--	--
Utilities	1,259,924,732	1,259,924,732	--	--
U.S. Government and Government Agency Obligations	14,980,825	--	14,980,825	--
Money Market Funds	2,024,492,944	2,024,492,944	--	--
Total Investments in Securities:	$41,916,111,304	$41,899,426,624	$16,165,677	$519,003
Derivative Instruments:
Assets
Futures Contracts	$9,648,746	$9,648,746	$--	$--
Total Assets	$9,648,746	$9,648,746	$--	$--
Total Derivative Instruments:	$9,648,746	$9,648,746	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$9,648,746	$0
Total Equity Risk	9,648,746	0
Total Value of Derivatives	$9,648,746	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,646,153,477) — See accompanying schedule: Unaffiliated issuers (cost $26,062,877,903)	$39,891,618,360
Fidelity Central Funds (cost $2,024,194,134)	2,024,492,944
Total Investments (cost $28,087,072,037)		$41,916,111,304
Segregated cash with brokers for derivative instruments		1,963,310
Cash		10,713,726
Receivable for investments sold		53,023,673
Receivable for fund shares sold		36,236,866
Dividends receivable		73,187,011
Distributions receivable from Fidelity Central Funds		862,583
Receivable for daily variation margin for derivative instruments		2,908
Other receivables		586,784
Total assets		42,092,688,165
Liabilities
Payable for investments purchased	$76,310,103
Payable for fund shares redeemed	213,690,066
Accrued management fee	492,873
Payable for daily variation margin for derivative instruments	1,726,801
Other affiliated payables	655,003
Other payables and accrued expenses	555,334
Collateral on securities loaned	1,708,590,779
Total liabilities		2,002,020,959
Net Assets		$40,090,667,206
Net Assets consist of:
Paid in capital		$26,233,601,446
Undistributed net investment income		113,906,017
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,528,270)
Net unrealized appreciation (depreciation) on investments		13,838,688,013
Net Assets		$40,090,667,206
Investor Class:
Net Asset Value, offering price and redemption price per share ($736,988,934 ÷ 10,806,354 shares)		$68.20
Premium Class:
Net Asset Value, offering price and redemption price per share ($23,288,506,884 ÷ 341,454,962 shares)		$68.20
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,345,440,974 ÷ 34,393,161 shares)		$68.19
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,684,669,067 ÷ 68,700,436 shares)		$68.19
Class F:
Net Asset Value, offering price and redemption price per share ($9,035,061,347 ÷ 132,461,164 shares)		$68.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$692,361,327
Interest		67,962
Income from Fidelity Central Funds (including $14,176,289 from security lending)		15,188,182
Total income		707,617,471
Expenses
Management fee	$7,326,483
Transfer agent fees	7,773,165
Independent trustees' fees and expenses	144,062
Interest	11,076
Miscellaneous	100,881
Total expenses before reductions	15,355,667
Expense reductions	(1,593,319)	13,762,348
Net investment income (loss)		693,855,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,792,975
Fidelity Central Funds	125,462
Foreign currency transactions	26
Futures contracts	47,034,266
Total net realized gain (loss)		214,952,729
Change in net unrealized appreciation (depreciation) on: Investment securities	7,083,107,720
Assets and liabilities in foreign currencies	(71)
Futures contracts	8,020,141
Total change in net unrealized appreciation (depreciation)		7,091,127,790
Net gain (loss)		7,306,080,519
Net increase (decrease) in net assets resulting from operations		$7,999,935,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$693,855,123	$584,597,412
Net realized gain (loss)	214,952,729	178,477,957
Change in net unrealized appreciation (depreciation)	7,091,127,790	(3,209,448,060)
Net increase (decrease) in net assets resulting from operations	7,999,935,642	(2,446,372,691)
Distributions to shareholders from net investment income	(649,892,693)	(577,075,341)
Distributions to shareholders from net realized gain	(218,645,122)	(159,400,626)
Total distributions	(868,537,815)	(736,475,967)
Share transactions - net increase (decrease)	3,500,265,848	3,139,186,419
Redemption fees	257,287	358,768
Total increase (decrease) in net assets	10,631,920,962	(43,303,471)
Net Assets
Beginning of period	29,458,746,244	29,502,049,715
End of period	$40,090,667,206	$29,458,746,244
Other Information
Undistributed net investment income end of period	$113,906,017	$96,302,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.20	1.13	1.10	.92	.87
Net realized and unrealized gain (loss)	13.20	(5.97)	6.51	10.74	4.40
Total from investment operations	14.40	(4.84)	7.61	11.66	5.27
Distributions from net investment income	(1.13)	(1.11)	(.94)	(.80)	(.77)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.52)	(1.42)	(.94)	(.80)	(.77)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.58	$54.91	$44.05
Total ReturnD	26.22%	(7.96)%	13.94%	26.62%	13.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.96%	1.90%	1.91%	1.85%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$736,989	$1,932,568	$1,943,259	$1,694,212	$1,305,435
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.91	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.25	1.16	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.73	4.39
Total from investment operations	14.43	(4.82)	7.65	11.67	5.28
Distributions from net investment income	(1.16)	(1.14)	(.97)	(.82)	(.78)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.55)	(1.45)	(.97)	(.82)	(.78)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$68.20	$55.32	$61.59	$54.91	$44.06
Total ReturnD	26.28%	(7.92)%	14.02%	26.65%	13.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.07%
Expenses net of all reductions	.05%	.05%	.05%	.06%	.07%
Net investment income (loss)	2.00%	1.95%	1.96%	1.89%	2.18%
Supplemental Data
Net assets, end of period (000 omitted)	$23,288,507	$18,866,595	$18,860,117	$14,943,835	$10,262,592
Portfolio turnover rateG	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.91	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.13	.94	.89
Net realized and unrealized gain (loss)	13.18	(5.98)	6.52	10.75	4.40
Total from investment operations	14.44	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.16)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.56)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.91	$44.05
Total ReturnE,F	26.30%	(7.92)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.06%
Expenses net of all reductions	.04%	.04%	.04%	.05%	.06%
Net investment income (loss)	2.01%	1.96%	1.97%	1.90%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$2,345,441	$1,199,719	$1,307,281	$1,254,047	$876,155
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.56 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.31	$61.58	$54.90	$44.05	$39.55
Income from Investment Operations
Net investment income (loss)B	1.28	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.17	(5.98)	6.52	10.73	4.39
Total from investment operations	14.45	(4.81)	7.66	11.68	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.19	$55.31	$61.58	$54.90	$44.05
Total ReturnE,F	26.32%	(7.91)%	14.04%	26.67%	13.57%
Ratios to Average Net AssetsA,G
Expenses before reductions	.02%	.05%	.05%	.06%	.06%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$4,684,669	$800,304	$1,022,585	$740,877	$546,329
Portfolio turnover rateH	4%	3%	2%	2%	3%

 A Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Market Index Fund Class F

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$55.32	$61.59	$54.92	$44.06	$39.56
Income from Investment Operations
Net investment income (loss)B	1.26	1.17	1.14	.95	.90
Net realized and unrealized gain (loss)	13.20	(5.98)	6.51	10.74	4.39
Total from investment operations	14.46	(4.81)	7.65	11.69	5.29
Distributions from net investment income	(1.17)	(1.15)	(.98)	(.83)	(.79)
Distributions from net realized gain	(.39)	(.31)	–	–	–
Total distributions	(1.57)C	(1.46)	(.98)	(.83)	(.79)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$68.21	$55.32	$61.59	$54.92	$44.06
Total ReturnE,F	26.33%	(7.91)%	14.01%	26.69%	13.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.02%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.02%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.02%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.02%	1.97%	1.97%	1.90%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$9,035,061	$6,659,560	$6,368,808	$5,088,489	$2,833,198
Portfolio turnover rateI	4%	3%	2%	2%	3%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.57 per share is comprised of distributions from net investment income of $1.173 and distributions from net realized gain of $.393 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Institutional Premium Class	32.58%	13.05%	8.22%

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund - Institutional Premium Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

See above for additional information regarding the performance of Institutional Premium Class.

Period Ending Values
$22,040	Fidelity® Extended Market Index Fund - Institutional Premium Class
$21,755	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy, and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks, especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 33%, slightly outpacing the 32.27% increase in the benchmark Dow Jones U.S. Completion Total Stock Market Index℠. During a very strong period of market performance, all 11 sectors in the index produced double-digit gains. The fund’s top individual contributor was cable service provider Charter Communications, whose shares rose on strong quarterly earnings and rumors of merger talks with Verizon. Drug development company Incyte also performed well, benefiting from post-election optimism for health care companies and, late in the period, news that the stock would be added to the S&P 500
® index. Shares of LinkedIn soared in June after the professional social networking company agreed to be acquired for a premium by Microsoft. Other contributors were semiconductor company Advanced Micro Devices (+576%), which benefited from a strong business backdrop for chip manufacturers, and Medivation (+128%), which rallied last summer after receiving a buyout offer. In a strong market environment, there were many more contributors than detractors. In the latter category, the biggest performance challenge came from Liberty Interactive, an operator of television shopping networks that struggled against an uncertain retail backdrop. Also hampering results was drug store chain Rite Aid, whose agreement to be acquired by Walgreens came into question in January, and Vista Outdoor, a maker of hunting-related products that in January significantly revised its profit forecast downward.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tesla, Inc.	0.7	0.6
Liberty Global PLC Class C	0.5	0.5
Las Vegas Sands Corp.	0.4	0.5
T-Mobile U.S., Inc.	0.4	0.3
BioMarin Pharmaceutical, Inc.	0.4	0.4
FleetCor Technologies, Inc.	0.3	0.3
SBA Communications Corp. Class A	0.3	0.4
First Republic Bank	0.3	0.3
Dell Technologies, Inc.	0.3	0.0
ServiceNow, Inc.	0.3	0.3
	3.9

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.6	25.7
Information Technology	17.1	17.0
Consumer Discretionary	14.0	15.7
Industrials	13.2	12.5
Health Care	10.3	11.8
Real Estate	9.3	0.0
Materials	5.6	5.1
Energy	4.2	3.7
Consumer Staples	3.4	3.6
Utilities	3.0	3.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Extended Market Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.3%
Adient PLC (a)	393,002	$26,382,224
American Axle & Manufacturing Holdings, Inc. (a)	315,843	6,260,008
Autoliv, Inc. (b)	369,443	38,680,682
Clean Diesel Technologies, Inc. (a)(b)	6,695	18,545
Cooper Tire & Rubber Co.	229,720	9,292,174
Cooper-Standard Holding, Inc. (a)	77,479	8,677,648
Dana Holding Corp.	613,021	11,579,967
Dorman Products, Inc. (a)(b)	133,826	10,459,840
Fox Factory Holding Corp. (a)	116,837	3,131,232
Gentex Corp.	1,205,001	25,341,171
Gentherm, Inc. (a)	155,064	5,621,070
Hertz Global Holdings, Inc. (a)	304,797	6,924,988
Horizon Global Corp. (a)	95,651	1,748,500
Lci Industries	105,621	11,375,382
Lear Corp.	291,592	41,403,148
Metaldyne Performance Group, Inc.	63,050	1,469,065
Modine Manufacturing Co. (a)	218,308	2,477,796
Motorcar Parts of America, Inc. (a)(b)	79,994	2,269,430
Shiloh Industries, Inc. (a)	37,518	578,903
Spartan Motors, Inc.	139,927	930,515
Standard Motor Products, Inc.	91,465	4,387,576
Stoneridge, Inc. (a)	109,376	1,847,361
Strattec Security Corp.	14,358	427,151
Superior Industries International, Inc.	96,645	2,164,848
Sypris Solutions, Inc. (a)	33,998	30,255
Tenneco, Inc.	227,828	14,651,619
Tower International, Inc.	92,132	2,547,450
Unique Fabricating, Inc.	9,604	109,966
UQM Technologies, Inc. (a)(b)	137,888	62,739
Visteon Corp. (a)	144,443	13,385,533
VOXX International Corp. (a)	83,482	413,236
Workhorse Group, Inc. (a)(b)	52,613	150,999
		254,801,021
Automobiles - 0.8%
Tesla, Inc. (a)(b)	518,719	129,674,503
Thor Industries, Inc. (b)	200,209	22,187,161
Winnebago Industries, Inc. (b)	112,011	3,696,363
		155,558,027
Distributors - 0.1%
Core-Mark Holding Co., Inc. (b)	194,940	6,339,449
Educational Development Corp. (b)	16,502	157,594
Fenix Parts, Inc. (a)	54,314	108,628
Pool Corp.	174,551	20,022,745
Weyco Group, Inc.	21,447	587,219
		27,215,635
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	64,870	1,566,611
Ascent Capital Group, Inc. (a)	47,464	761,797
Bridgepoint Education, Inc. (a)	66,528	620,706
Bright Horizons Family Solutions, Inc. (a)	192,417	13,297,939
Cambium Learning Group, Inc. (a)	48,546	236,419
Capella Education Co.	50,501	3,843,126
Career Education Corp. (a)	274,024	2,282,620
Carriage Services, Inc. (b)	65,607	1,690,692
Chegg, Inc. (a)(b)	244,053	1,928,019
Collectors Universe, Inc.	19,242	450,263
DeVry, Inc. (b)	251,371	8,081,578
Graham Holdings Co.	19,793	10,653,582
Grand Canyon Education, Inc. (a)	201,100	12,343,518
Houghton Mifflin Harcourt Co. (a)	431,883	4,772,307
K12, Inc. (a)	146,023	2,607,971
Liberty Tax, Inc.	27,950	417,853
Lincoln Educational Services Corp. (a)	84,172	157,402
National American University Holdings, Inc.	23,237	60,649
Regis Corp. (a)	150,570	1,853,517
Service Corp. International	802,239	24,652,804
ServiceMaster Global Holdings, Inc. (a)	568,840	22,656,897
Sotheby's Class A (Ltd. vtg.) (a)(b)	197,658	8,920,306
Strayer Education, Inc.	42,800	3,318,712
Universal Technical Institute, Inc.	87,539	303,760
Weight Watchers International, Inc. (a)(b)	122,175	1,758,098
		129,237,146
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	1,020,299	36,465,486
Ark Restaurants Corp.	8,457	215,654
Bagger Daves Burger Tavern, Inc.	33,035	0
Belmond Ltd. Class A (a)	366,027	4,740,050
Biglari Holdings, Inc. (a)	4,573	1,963,783
BJ's Restaurants, Inc. (a)(b)	91,458	3,324,498
Bloomin' Brands, Inc. (b)	459,476	7,852,445
Bob Evans Farms, Inc.	92,397	5,241,682
Bojangles', Inc. (a)	69,174	1,456,113
Boyd Gaming Corp. (a)(b)	340,978	6,707,037
Bravo Brio Restaurant Group, Inc. (a)	63,389	253,556
Brinker International, Inc.	201,000	8,490,240
Buffalo Wild Wings, Inc. (a)(b)	74,718	11,581,290
Caesars Entertainment Corp. (a)(b)	251,223	2,374,057
Carrols Restaurant Group, Inc. (a)	153,011	2,417,574
Century Casinos, Inc. (a)	79,328	542,604
Chanticleer Holdings, Inc. (a)(b)	92,136	38,697
Choice Hotels International, Inc.	158,377	9,597,646
Churchill Downs, Inc.	56,107	8,432,882
Chuy's Holdings, Inc. (a)(b)	82,228	2,343,498
ClubCorp Holdings, Inc.	285,558	4,883,042
Cracker Barrel Old Country Store, Inc. (b)	99,063	15,948,152
Dave & Buster's Entertainment, Inc. (a)(b)	155,560	8,896,476
Del Frisco's Restaurant Group, Inc. (a)	105,058	1,670,422
Del Taco Restaurants, Inc. (a)(b)	140,561	1,744,362
Denny's Corp. (a)	339,423	4,263,153
DineEquity, Inc.	75,057	4,489,910
Diversified Restaurant Holdings, Inc. (a)	33,035	59,463
Domino's Pizza, Inc. (b)	200,659	38,087,085
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,635
Dover Motorsports, Inc.	22,686	49,909
Drive Shack, Inc.	278,628	1,167,451
Dunkin' Brands Group, Inc.	374,255	20,587,768
El Pollo Loco Holdings, Inc. (a)(b)	97,361	1,217,013
Eldorado Resorts, Inc. (a)(b)	92,167	1,502,322
Empire Resorts, Inc. (a)(b)	9,364	217,713
Entertainment Gaming Asia, Inc. (a)	10,477	17,497
Extended Stay America, Inc. unit	466,174	8,064,810
Famous Dave's of America, Inc. (a)	21,114	119,294
Fiesta Restaurant Group, Inc. (a)	118,712	2,356,433
Flanigans Enterprises, Inc.	1,120	27,944
Fogo de Chao, Inc. (a)(b)	21,517	301,238
Full House Resorts, Inc. (a)	24,413	54,197
Gaming Partners International Corp.	1,584	18,010
Golden Entertainment, Inc.	33,424	396,074
Good Times Restaurants, Inc. (a)(b)	41,006	123,018
Habit Restaurants, Inc. Class A (a)(b)	85,475	1,149,639
Hilton Grand Vacations, Inc. (a)	241,650	7,235,001
Hilton Worldwide Holdings, Inc.	799,171	45,712,581
Hyatt Hotels Corp. Class A (a)	169,433	8,698,690
Ignite Restaurant Group, Inc. (a)(b)	28,225	12,111
Ilg, Inc.	469,206	8,858,609
International Speedway Corp. Class A	111,755	4,146,111
Intrawest Resorts Holdings, Inc. (a)	62,384	1,469,767
Isle of Capri Casinos, Inc. (a)	109,842	2,668,062
J. Alexanders Holdings, Inc. (a)	59,031	548,988
Jack in the Box, Inc.	134,457	12,599,965
Jamba, Inc. (a)(b)	61,744	599,534
Kona Grill, Inc. (a)(b)	43,155	274,034
La Quinta Holdings, Inc. (a)	357,487	4,954,770
Las Vegas Sands Corp.	1,534,036	81,227,206
Lindblad Expeditions Holdings (a)	89,178	799,927
Luby's, Inc. (a)	54,955	185,748
Marcus Corp.	82,737	2,581,394
Marriott Vacations Worldwide Corp. (b)	101,299	9,515,015
MGM Mirage, Inc.	1,999,106	52,556,497
Monarch Casino & Resort, Inc. (a)	52,952	1,349,217
Nathan's Famous, Inc. (a)	14,327	888,274
Noodles & Co. (a)(b)	86,399	328,316
Norwegian Cruise Line Holdings Ltd. (a)	687,515	34,857,011
Panera Bread Co. Class A (a)(b)	90,901	20,979,951
Papa John's International, Inc. (b)	114,237	9,015,584
Papa Murphy's Holdings, Inc. (a)(b)	43,281	184,810
Park Hotels & Resorts, Inc.	485,518	12,400,130
Peak Resorts, Inc.	18,903	113,418
Penn National Gaming, Inc. (a)	325,467	4,709,507
Pinnacle Entertainment, Inc.	246,572	4,280,490
Planet Fitness, Inc. (b)	212,672	4,574,575
Popeyes Louisiana Kitchen, Inc. (a)	90,437	7,145,427
Potbelly Corp. (a)(b)	111,393	1,453,679
Rave Restaurant Group, Inc. (a)(b)	27,514	61,907
RCI Hospitality Holdings, Inc.	40,834	695,403
Red Lion Hotels Corp. (a)	96,281	717,293
Red Robin Gourmet Burgers, Inc. (a)(b)	55,459	2,531,703
Red Rock Resorts, Inc. (b)	122,366	2,688,381
Ruby Tuesday, Inc. (a)	246,313	467,995
Ruth's Hospitality Group, Inc.	146,679	2,471,541
Scientific Games Corp. Class A (a)	216,091	4,462,279
SeaWorld Entertainment, Inc. (b)	273,569	5,271,675
Shake Shack, Inc. Class A (a)(b)	71,063	2,546,187
Six Flags Entertainment Corp.	358,822	21,748,201
Sonic Corp. (b)	203,038	5,132,801
Speedway Motorsports, Inc.	53,351	1,137,443
Texas Roadhouse, Inc. Class A (b)	264,375	11,183,063
The Cheesecake Factory, Inc. (b)	188,015	11,478,316
The ONE Group Hospitality, Inc. (a)	65	118
Town Sports International Holdings, Inc. (a)	75,993	258,376
U.S. Foods Holding Corp.	370,298	10,201,710
Vail Resorts, Inc.	167,373	30,324,640
Wendy's Co.	845,883	11,791,609
Wingstop, Inc. (b)	140,063	3,683,657
Zoe's Kitchen, Inc. (a)(b)	85,967	1,540,529
		708,801,048
Household Durables - 1.0%
AV Homes, Inc. (a)(b)	44,054	726,891
Bassett Furniture Industries, Inc.	40,628	1,111,176
Beazer Homes U.S.A., Inc. (a)	147,094	1,794,547
CalAtlantic Group, Inc.	305,446	10,791,407
Cavco Industries, Inc. (a)	38,060	4,538,655
Century Communities, Inc. (a)(b)	70,612	1,613,484
Comstock Holding Companies, Inc. (a)	5,354	11,458
CSS Industries, Inc.	31,927	784,766
Dixie Group, Inc. (a)	53,047	188,317
Emerson Radio Corp. (a)	24,397	30,496
Ethan Allen Interiors, Inc. (b)	110,848	3,186,880
Flexsteel Industries, Inc.	28,089	1,412,315
GoPro, Inc. Class A (a)(b)	420,341	3,951,205
Green Brick Partners, Inc. (a)	103,995	982,753
Helen of Troy Ltd. (a)	120,394	11,762,494
Hooker Furniture Corp.	52,315	1,726,395
Hovnanian Enterprises, Inc. Class A (a)(b)	504,242	1,195,054
Installed Building Products, Inc. (a)	87,541	4,118,804
iRobot Corp. (a)(b)	114,309	6,524,758
KB Home (b)	365,917	6,495,027
Koss Corp. (a)	1,389	3,292
La-Z-Boy, Inc.	206,899	5,586,273
LGI Homes, Inc. (a)(b)	73,139	2,121,762
Libbey, Inc.	91,140	1,275,960
Lifetime Brands, Inc.	44,616	646,932
Live Ventures, Inc. (a)(b)	13,691	214,401
M.D.C. Holdings, Inc. (b)	186,008	5,429,574
M/I Homes, Inc. (b)	105,916	2,499,618
Meritage Homes Corp. (a)(b)	173,856	6,180,581
NACCO Industries, Inc. Class A	20,539	1,324,766
New Home Co. LLC (a)(b)	51,963	543,013
Nova LifeStyle, Inc. (a)(b)	55,913	111,267
NVR, Inc. (a)	14,906	28,842,663
Skyline Corp. (a)	30,617	368,935
Stanley Furniture Co., Inc.	37,789	29,853
Taylor Morrison Home Corp. (a)	170,164	3,425,401
Tempur Sealy International, Inc. (a)(b)	209,926	9,696,482
Toll Brothers, Inc. (a)	626,140	21,376,420
TopBuild Corp. (a)	162,219	6,809,954
TRI Pointe Homes, Inc. (a)	646,950	7,724,583
Tupperware Brands Corp.	212,109	12,809,263
Turtle Beach Corp. (a)(b)	43,489	46,098
UCP, Inc. (a)	26,900	291,865
Universal Electronics, Inc. (a)	60,860	4,181,082
Vuzix Corp. (a)(b)	62,731	404,615
William Lyon Homes, Inc. (a)(b)	101,497	1,870,590
Zagg, Inc. (a)	108,836	658,458
		187,420,583
Internet & Direct Marketing Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	124,078	1,240,780
CafePress, Inc. (a)	18,875	57,003
Duluth Holdings, Inc. (a)(b)	36,141	762,214
Etsy, Inc. (a)	403,287	4,887,838
EVINE Live, Inc. (a)	206,333	264,106
FTD Companies, Inc. (a)	73,961	1,786,898
Gaia, Inc. Class A (a)	64,695	553,142
Groupon, Inc. (a)(b)	1,645,306	6,959,644
HSN, Inc.	134,570	5,073,289
JRJR Networks (a)(b)	44,389	32,404
Lands' End, Inc. (a)(b)	66,814	1,239,400
Liberty Expedia Holdings, Inc. (a)	237,560	10,281,597
Liberty Interactive Corp.:
(Venture Group) Series A (a)	343,473	15,064,726
QVC Group Series A (a)	1,879,953	35,493,513
Liberty TripAdvisor Holdings, Inc. (a)	305,332	4,106,715
NutriSystem, Inc.	124,624	5,795,016
Overstock.com, Inc. (a)	65,819	1,214,361
PetMed Express, Inc. (b)	85,301	1,796,439
Shutterfly, Inc. (a)(b)	140,658	6,383,060
U.S. Auto Parts Network, Inc. (a)	62,757	216,512
Wayfair LLC Class A (a)(b)	124,273	4,698,762
		107,907,419
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)(b)	235,287	4,573,979
Arctic Cat, Inc. (a)(b)	52,000	962,000
Black Diamond, Inc. (a)(b)	93,828	520,745
Brunswick Corp.	372,833	22,328,968
Callaway Golf Co.	398,978	4,033,668
Escalade, Inc.	33,614	436,982
JAKKS Pacific, Inc. (a)(b)	68,785	361,121
Johnson Outdoors, Inc. Class A	25,505	894,715
Malibu Boats, Inc. Class A (a)	77,034	1,583,819
Marine Products Corp.	22,297	236,794
MCBC Holdings, Inc. (a)	60,609	889,740
Nautilus, Inc. (a)	131,383	2,115,266
Polaris Industries, Inc. (b)	248,967	21,214,478
Sturm, Ruger & Co., Inc. (b)	80,609	4,018,359
Summer Infant, Inc. (a)	37,416	68,097
Vista Outdoor, Inc. (a)	251,298	5,083,759
		69,322,490
Media - 2.9%
A.H. Belo Corp. Class A	70,842	446,305
AMC Entertainment Holdings, Inc. Class A	223,691	7,012,713
AMC Networks, Inc. Class A (a)	246,546	14,745,916
Ballantyne of Omaha, Inc. (a)	47,765	310,473
Beasley Broadcast Group, Inc. Class A	5,286	46,517
Cable One, Inc.	20,192	12,628,481
Central European Media Enterprises Ltd. Class A (a)(b)	317,479	904,815
Cinedigm Corp. (a)	23,731	35,834
Cinemark Holdings, Inc. (b)	446,639	18,700,775
Clear Channel Outdoor Holding, Inc. Class A (a)	153,163	735,182
Cumulus Media, Inc. Class A (a)	76,888	51,515
Daily Journal Corp. (a)(b)	4,313	900,554
DISH Network Corp. Class A (a)	945,430	58,616,660
E.W. Scripps Co. Class A (a)(b)	249,395	5,743,567
Emmis Communications Corp. Class A (a)	24,761	68,588
Entercom Communications Corp. Class A (b)	101,674	1,591,198
Entravision Communication Corp. Class A	275,177	1,472,197
Gannett Co., Inc.	490,323	4,275,617
Global Eagle Entertainment, Inc. (a)(b)	223,324	978,159
Gray Television, Inc. (a)	286,420	3,895,312
Harte-Hanks, Inc.	205,404	318,376
Hemisphere Media Group, Inc. (a)	52,967	614,417
Insignia Systems, Inc.	22,896	32,741
John Wiley & Sons, Inc. Class A	194,753	10,166,107
Lee Enterprises, Inc. (a)(b)	197,525	513,565
Liberty Broadband Corp.:
Class A (a)	106,720	8,992,227
Class C (a)(b)	286,169	24,593,364
Liberty Global PLC:
Class A (a)	1,149,433	41,034,758
Class C (a)(b)	2,640,437	92,652,934
LiLAC Class A (a)(b)	230,476	5,635,147
LiLAC Class C (a)	502,628	12,359,623
Liberty Media Corp.:
Liberty Braves Class A (a)	47,693	1,050,677
Liberty Braves Class C (a)	129,540	2,848,585
Liberty Media Class A (a)	112,685	3,392,945
Liberty Media Class C (a)(b)	165,568	5,082,938
Liberty SiriusXM Class A (a)	440,956	17,342,799
Liberty SiriusXM Class C (a)	677,745	26,384,613
Lions Gate Entertainment Corp.:
Class A (b)	234,228	6,270,284
Class B (a)(b)	476,322	11,898,524
Live Nation Entertainment, Inc. (a)	555,170	15,772,380
Loral Space & Communications Ltd. (a)(b)	54,208	2,217,107
Meredith Corp.	158,048	9,909,610
MSG Network, Inc. Class A (a)(b)	258,815	5,642,167
National CineMedia, Inc.	289,834	3,718,570
New Media Investment Group, Inc.	225,150	3,474,065
Nexstar Broadcasting Group, Inc. Class A (b)	182,166	12,560,346
NTN Communications, Inc. (a)(b)	21,179	120,297
Radio One, Inc. Class D (non-vtg.) (a)(b)	114,506	314,892
Reading International, Inc. Class A (a)	68,862	1,097,660
Regal Entertainment Group Class A	442,445	9,547,963
RLJ Entertainment, Inc. (a)(b)	87,770	193,972
Saga Communications, Inc. Class A	17,390	867,761
Salem Communications Corp. Class A	38,916	278,249
Scholastic Corp.	116,290	5,240,027
Sinclair Broadcast Group, Inc. Class A	272,321	10,865,608
Sirius XM Holdings, Inc. (b)	7,378,069	37,554,371
SPAR Group, Inc. (a)	211,168	221,726
The Madison Square Garden Co. (a)	62,580	11,224,349
The McClatchy Co. Class A (a)	20,839	232,355
The New York Times Co. Class A	525,891	7,572,830
Time, Inc.	419,246	7,357,767
Townsquare Media, Inc. (a)	40,471	439,920
Tribune Media Co. Class A (b)	324,077	11,187,138
tronc, Inc. (b)	95,226	1,390,300
World Wrestling Entertainment, Inc. Class A (b)	165,468	3,471,519
		566,817,951
Multiline Retail - 0.2%
Big Lots, Inc. (b)	183,248	9,407,952
Dillard's, Inc. Class A (b)	108,119	5,894,648
Fred's, Inc. Class A (b)	148,273	2,628,880
Gordmans Stores, Inc. (a)(b)	35,393	20,882
JC Penney Corp., Inc. (a)(b)	1,289,424	8,174,948
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	200,816	6,295,582
Sears Holdings Corp. (a)(b)	204,931	1,606,659
The Bon-Ton Stores, Inc. (a)(b)	46,249	55,499
Tuesday Morning Corp. (a)	195,077	712,031
		34,797,081
Specialty Retail - 1.7%
Aarons, Inc. Class A (b)	282,353	7,702,590
Abercrombie & Fitch Co. Class A (b)	288,053	3,445,114
America's Car Mart, Inc. (a)(b)	32,877	1,047,132
American Eagle Outfitters, Inc. (b)	719,120	11,398,052
Appliance Recycling Centers of America, Inc. (a)	2,967	3,264
Armstrong Flooring, Inc. (a)	103,251	2,206,474
Asbury Automotive Group, Inc. (a)	87,283	5,686,487
Ascena Retail Group, Inc. (a)(b)	736,486	3,387,836
Barnes & Noble Education, Inc. (a)(b)	156,009	1,497,686
Barnes & Noble, Inc. (b)	244,408	2,395,198
bebe stores, Inc. (a)(b)	12,304	78,992
Big 5 Sporting Goods Corp. (b)	77,948	1,048,401
Boot Barn Holdings, Inc. (a)(b)	56,501	580,265
Build-A-Bear Workshop, Inc. (a)	62,129	562,267
Burlington Stores, Inc. (a)	294,432	26,207,392
Cabela's, Inc. Class A (a)	211,492	9,906,285
Caleres, Inc.	185,827	5,550,652
Chico's FAS, Inc.	524,152	7,589,721
Christopher & Banks Corp. (a)	142,357	185,064
Citi Trends, Inc.	61,372	1,023,071
Conn's, Inc. (a)(b)	103,172	985,293
CST Brands, Inc.	317,659	15,288,928
Destination Maternity Corp. (a)	47,814	240,026
Destination XL Group, Inc. (a)(b)	165,015	495,045
DGSE Companies, Inc. (a)	6,929	9,839
Dick's Sporting Goods, Inc.	362,895	17,763,710
DSW, Inc. Class A (b)	327,422	6,885,685
Express, Inc. (a)	326,447	3,669,264
Finish Line, Inc. Class A	173,876	2,834,179
Five Below, Inc. (a)(b)	228,076	8,792,330
Francesca's Holdings Corp. (a)(b)	164,101	2,784,794
GameStop Corp. Class A (b)	436,723	10,673,510
Genesco, Inc. (a)(b)	88,725	5,172,668
GNC Holdings, Inc. (b)	286,759	2,380,100
Group 1 Automotive, Inc.	85,754	6,662,228
Guess?, Inc. (b)	272,830	3,464,941
Haverty Furniture Companies, Inc.	84,810	1,967,592
hhgregg, Inc. (a)(b)	51,212	6,658
Hibbett Sports, Inc. (a)(b)	113,850	3,358,575
Kirkland's, Inc. (a)	64,776	731,969
Lithia Motors, Inc. Class A (sub. vtg.)	98,782	9,450,474
Lumber Liquidators Holdings, Inc. (a)(b)	120,424	2,135,118
MarineMax, Inc. (a)(b)	110,011	2,475,248
Michaels Companies, Inc. (a)	478,641	9,615,898
Monro Muffler Brake, Inc.	138,240	7,948,800
Murphy U.S.A., Inc. (a)(b)	151,165	9,629,211
New York & Co., Inc. (a)	123,907	284,986
Office Depot, Inc.	2,251,861	9,390,260
Party City Holdco, Inc. (a)(b)	108,856	1,572,969
Penske Automotive Group, Inc. (b)	158,679	7,981,554
Perfumania Holdings, Inc. (a)(b)	10,679	18,688
Pier 1 Imports, Inc.	336,151	2,262,296
Rent-A-Center, Inc. (b)	229,748	1,991,915
RH (a)(b)	156,267	4,756,767
Sally Beauty Holdings, Inc. (a)(b)	600,812	13,139,758
Sears Hometown & Outlet Stores, Inc. (a)(b)	48,309	178,743
Select Comfort Corp. (a)(b)	185,514	4,357,724
Shoe Carnival, Inc.	61,077	1,547,691
Sonic Automotive, Inc. Class A (sub. vtg.)	124,006	2,690,930
Sportsman's Warehouse Holdings, Inc. (a)(b)	125,349	607,943
Stage Stores, Inc. (b)	128,267	298,862
Stein Mart, Inc.	120,516	433,858
Tailored Brands, Inc.	205,110	4,740,092
Tandy Leather Factory, Inc. (a)	3,074	24,592
The Buckle, Inc. (b)	117,168	2,325,785
The Cato Corp. Class A (sub. vtg.)	111,693	2,793,442
The Children's Place Retail Stores, Inc. (b)	75,157	7,613,404
The Container Store Group, Inc. (a)(b)	75,281	316,180
Tile Shop Holdings, Inc.	146,904	2,585,510
Tilly's, Inc.	54,153	597,308
Trans World Entertainment Corp. (a)	29,120	78,624
Vitamin Shoppe, Inc. (a)(b)	110,328	2,349,986
West Marine, Inc. (a)	71,939	661,119
Williams-Sonoma, Inc. (b)	337,583	16,403,158
Winmark Corp.	8,782	996,318
Zumiez, Inc. (a)(b)	83,973	1,713,049
		321,637,537
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	205,020	18,043,810
Charles & Colvard Ltd. (a)	45,090	48,697
Cherokee, Inc. (a)	51,314	482,352
Columbia Sportswear Co.	114,218	6,275,137
Crocs, Inc. (a)	338,182	2,248,910
Crown Crafts, Inc.	2,227	17,593
Culp, Inc.	41,594	1,414,196
Deckers Outdoor Corp. (a)(b)	136,362	7,204,004
Delta Apparel, Inc. (a)	25,490	446,330
Differential Brands Group, Inc. (a)	22,419	50,443
Forward Industries, Inc. (NY Shares) (a)(b)	18,823	20,894
Fossil Group, Inc. (a)(b)	171,326	3,239,775
G-III Apparel Group Ltd. (a)(b)	188,581	4,852,189
Iconix Brand Group, Inc. (a)(b)	274,433	2,115,878
Kate Spade & Co. (a)	530,570	12,659,400
Lakeland Industries, Inc. (a)	24,535	246,577
lululemon athletica, Inc. (a)(b)	447,582	29,209,201
Movado Group, Inc.	67,327	1,632,680
Oxford Industries, Inc.	65,064	3,657,247
Perry Ellis International, Inc. (a)	47,883	1,115,195
Rocky Brands, Inc.	27,150	293,220
Sequential Brands Group, Inc. (a)(b)	184,989	727,007
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	561,085	14,403,052
Steven Madden Ltd. (a)(b)	233,846	8,734,148
Superior Uniform Group, Inc.	30,551	559,694
Unifi, Inc. (a)	63,053	1,720,716
Vera Bradley, Inc. (a)(b)	96,199	1,006,242
Vince Holding Corp. (a)(b)	105,062	183,859
Wolverine World Wide, Inc. (b)	415,380	10,455,115
		133,063,561

TOTAL CONSUMER DISCRETIONARY		2,696,579,499

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(b)	37,223	5,905,429
Castle Brands, Inc. (a)(b)	356,392	370,648
Coca-Cola Bottling Co. Consolidated	19,888	3,422,128
Craft Brew Alliance, Inc. (a)(b)	39,325	578,078
Crystal Rock Holdings, Inc. (a)	4,384	3,288
MGP Ingredients, Inc. (b)	50,835	2,248,432
National Beverage Corp. (b)	51,760	3,023,302
Primo Water Corp. (a)	106,335	1,524,844
REED'S, Inc. (a)(b)	71,901	284,009
		17,360,158
Food & Staples Retailing - 0.6%
AdvancePierre Foods Holdings, Inc.	171,962	4,980,020
Andersons, Inc.	116,377	4,602,710
Casey's General Stores, Inc. (b)	165,272	18,936,866
Chefs' Warehouse Holdings (a)(b)	84,128	1,177,792
Ingles Markets, Inc. Class A	57,223	2,680,898
Manitowoc Foodservice, Inc. (a)	597,256	11,383,699
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	42,822	516,862
Performance Food Group Co. (a)	238,205	5,621,638
PriceSmart, Inc. (b)	101,308	8,955,627
Rite Aid Corp. (a)	4,388,045	26,328,270
Smart & Final Stores, Inc. (a)(b)	132,210	1,844,330
SpartanNash Co.	155,551	5,428,730
Sprouts Farmers Market LLC (a)(b)	581,829	10,740,563
SUPERVALU, Inc. (a)	1,119,674	4,232,368
United Natural Foods, Inc. (a)(b)	211,119	9,088,673
Village Super Market, Inc. Class A	36,569	1,082,808
Weis Markets, Inc.	70,034	4,202,040
		121,803,894
Food Products - 1.9%
Alico, Inc.	12,666	324,250
Amplify Snack Brands, Inc. (a)(b)	131,408	1,316,708
Arcadia Biosciences, Inc. (a)(b)	26,228	24,347
B&G Foods, Inc. Class A (b)	286,725	12,185,813
Blue Buffalo Pet Products, Inc. (a)(b)	404,475	9,885,369
Bunge Ltd.	585,037	47,885,278
Cal-Maine Foods, Inc. (b)	130,643	4,957,902
Calavo Growers, Inc. (b)	68,245	3,849,018
Coffee Holding Co., Inc. (a)	18,940	94,700
Darling International, Inc. (a)	719,937	9,366,380
Dean Foods Co. (b)	373,856	6,819,133
Farmer Brothers Co. (a)(b)	37,571	1,227,632
Flowers Foods, Inc.	765,846	14,750,194
Fresh Del Monte Produce, Inc.	140,711	8,142,946
Freshpet, Inc. (a)(b)	84,135	849,764
Hostess Brands, Inc. Class A (a)(b)	157,600	2,400,248
Ingredion, Inc.	302,089	36,519,539
Inventure Foods, Inc. (a)(b)	76,402	426,323
J&J Snack Foods Corp.	66,003	8,831,201
John B. Sanfilippo& Son, Inc.	34,955	2,146,237
Lamb Weston Holdings, Inc.	577,923	22,648,802
Lancaster Colony Corp.	85,473	11,265,341
Landec Corp. (a)	113,953	1,435,808
Lifeway Foods, Inc. (a)	27,446	288,457
Limoneira Co. (b)	44,991	826,485
Omega Protein Corp.	96,626	2,459,132
Pilgrim's Pride Corp. (b)	254,353	5,183,714
Pinnacle Foods, Inc.	488,316	27,897,493
Post Holdings, Inc. (a)	270,165	22,118,409
RiceBran Technologies (a)	15,640	12,356
Rocky Mountain Chocolate Factory, Inc.	3,001	32,621
S&W Seed Co. (a)(b)	38,997	175,487
Sanderson Farms, Inc. (b)	82,729	7,862,564
Seaboard Corp.	1,154	4,191,847
Seneca Foods Corp. Class A (a)	30,121	1,131,044
Snyders-Lance, Inc.	367,209	14,534,132
The Hain Celestial Group, Inc. (a)(b)	430,606	15,234,840
Tootsie Roll Industries, Inc. (b)	91,681	3,589,311
TreeHouse Foods, Inc. (a)(b)	237,902	20,240,702
WhiteWave Foods Co. (a)	723,102	39,828,458
		372,959,985
Household Products - 0.3%
Central Garden & Pet Co. Class A (non-vtg.) (a)	194,420	6,211,719
Energizer Holdings, Inc.	258,643	14,189,155
HRG Group, Inc. (a)	573,158	10,534,644
Ocean Bio-Chem, Inc.	26,292	110,426
Oil-Dri Corp. of America	22,679	800,115
Orchids Paper Products Co. (b)	40,696	1,160,243
Spectrum Brands Holdings, Inc. (b)	101,788	13,814,667
WD-40 Co. (b)	60,001	6,594,110
		53,415,079
Personal Products - 0.4%
Avon Products, Inc. (a)	1,848,749	8,134,496
CCA Industries, Inc. (a)	3,083	9,866
Cyanotech Corp. (a)	3,808	15,803
DS Healthcare Group, Inc. (a)(b)	37,637	24,840
Edgewell Personal Care Co. (a)(b)	242,150	17,880,356
elf Beauty, Inc. (b)	47,252	1,308,880
Herbalife Ltd. (a)(b)	292,126	16,502,198
Inter Parfums, Inc.	71,073	2,459,126
LifeVantage Corp. (a)(b)	58,439	323,752
Mannatech, Inc.	4,519	84,957
MediFast, Inc.	48,533	2,176,220
MYOS Corp. (a)(b)	849	2,352
Natural Alternatives International, Inc. (a)	20,104	182,946
Natural Health Trends Corp. (b)	26,106	725,486
Nature's Sunshine Products, Inc.	31,943	364,150
Nu Skin Enterprises, Inc. Class A	224,407	11,117,123
Nutraceutical International Corp.	30,812	1,038,364
Reliv International, Inc. (a)	1,527	8,902
Revlon, Inc. (a)	56,452	1,896,787
Synutra International, Inc. (a)(b)	75,905	436,454
The Female Health Co. (a)(b)	72,631	73,357
United-Guardian, Inc.	6,016	89,338
USANA Health Sciences, Inc. (a)(b)	46,495	2,699,035
		67,554,788
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	345,348	331,534
Alliance One International, Inc. (a)	33,481	480,452
Turning Point Brands, Inc.	29,381	386,948
Universal Corp.	111,115	7,522,486
Vector Group Ltd. (b)	434,163	9,890,233
		18,611,653

TOTAL CONSUMER STAPLES		651,705,557

ENERGY - 4.2%
Energy Equipment & Services - 1.3%
Archrock, Inc.	301,614	4,117,031
Aspen Aerogels, Inc. (a)	85,012	351,950
Atwood Oceanics, Inc. (a)(b)	305,056	3,206,139
Bristow Group, Inc.	142,536	2,239,241
Carbo Ceramics, Inc. (a)(b)	90,902	1,166,273
Core Laboratories NV (b)	185,674	21,244,819
Dawson Geophysical Co. (a)	84,323	650,974
Diamond Offshore Drilling, Inc. (a)(b)	259,000	4,361,560
Dril-Quip, Inc. (a)(b)	174,856	10,727,416
EcoStim Energy Solutions, Inc. (a)(b)	45,860	45,397
ENGlobal Corp. (a)	49,530	119,863
Ensco PLC Class A (b)	1,263,114	12,302,730
Enservco Corp. (a)(b)	77,749	38,867
Era Group, Inc. (a)	75,717	1,043,380
Exterran Corp. (a)	145,808	4,438,396
Fairmount Santrol Holidings, Inc. (a)(b)	626,872	5,942,747
Forum Energy Technologies, Inc. (a)(b)	311,762	6,765,235
Frank's International NV (b)	226,789	2,766,826
Geospace Technologies Corp. (a)(b)	53,804	888,304
Gulf Island Fabrication, Inc.	51,115	582,711
Gulfmark Offshore, Inc. Class A (a)(b)	96,074	134,504
Helix Energy Solutions Group, Inc. (a)	558,040	4,609,410
Hornbeck Offshore Services, Inc. (a)(b)	129,318	580,638
Independence Contract Drilling, Inc. (a)	127,230	757,019
ION Geophysical Corp. (a)(b)	31,686	169,520
Mammoth Energy Services, Inc. (b)	59,263	1,274,155
Matrix Service Co. (a)	116,892	1,893,650
McDermott International, Inc. (a)(b)	998,699	7,350,425
Mitcham Industries, Inc. (a)	40,926	198,082
Nabors Industries Ltd.	1,164,950	17,054,868
Natural Gas Services Group, Inc. (a)	52,753	1,374,216
Newpark Resources, Inc. (a)(b)	372,676	2,869,605
Noble Corp. (b)	1,024,474	6,843,486
Oceaneering International, Inc.	426,515	12,078,905
Oil States International, Inc. (a)(b)	226,051	8,318,677
Parker Drilling Co. (a)(b)	501,917	953,642
Patterson-UTI Energy, Inc.	687,819	18,997,561
PHI, Inc. (non-vtg.) (a)	46,438	672,887
Pioneer Energy Services Corp. (a)	318,662	1,672,976
Profire Energy, Inc. (a)(b)	83,066	103,833
RigNet, Inc. (a)	52,479	926,254
Rowan Companies PLC (a)(b)	521,172	9,443,637
RPC, Inc. (b)	248,006	4,960,120
SAExploration Holdings, Inc.	35	179
SAExploration Holdings, Inc.:
warrants 7/27/21 (c)	42	38
warrants 7/27/21 (c)	42	49
SEACOR Holdings, Inc. (a)(b)	70,418	4,848,279
Smart Sand, Inc. (b)	101,936	1,750,241
Superior Energy Services, Inc. (b)	629,468	10,386,222
Synthesis Energy Systems, Inc. (a)(b)	247,060	209,952
Tesco Corp. (a)(b)	196,597	1,641,585
TETRA Technologies, Inc. (a)	540,634	2,427,447
Tidewater, Inc. (a)(b)	190,894	259,616
U.S. Silica Holdings, Inc.	293,662	14,850,487
Unit Corp. (a)(b)	221,394	6,008,633
Weatherford International PLC (a)(b)	4,084,097	23,115,989
Willbros Group, Inc. (a)	173,199	519,597
		252,256,243
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	679,559	1,440,665
Adams Resources & Energy, Inc.	9,909	401,315
Aemetis, Inc. (a)(b)	44,295	50,939
Alon U.S.A. Energy, Inc.	137,548	1,672,584
Amyris, Inc. (a)(b)	384,972	196,143
Antero Resources Corp. (a)(b)	603,824	14,479,700
Approach Resources, Inc. (a)(b)	168,697	447,047
Arch Coal, Inc. (a)(b)	101,259	7,276,472
Ardmore Shipping Corp. (b)	128,732	881,814
Barnwell Industries, Inc. (a)	11,298	26,889
Bill Barrett Corp. (a)(b)	314,148	1,730,955
Bonanza Creek Energy, Inc. (a)(b)	166,099	285,690
California Resources Corp. (a)	172,583	3,084,058
Callon Petroleum Co. (a)	834,907	10,536,526
Camber Energy, Inc. (a)(b)	1,012	727
Carrizo Oil & Gas, Inc. (a)(b)	253,944	8,265,877
Centennial Resource Development, Inc. Class A (a)(b)	264,061	4,966,987
Centrus Energy Corp. Class A (a)(b)	22,164	134,979
Cheniere Energy, Inc. (a)	982,067	47,188,319
Clayton Williams Energy, Inc. (a)(b)	29,483	3,990,524
Clean Energy Fuels Corp. (a)(b)	457,470	1,120,802
Cloud Peak Energy, Inc. (a)(b)	279,042	1,392,420
Cobalt International Energy, Inc. (a)(b)	1,451,258	1,030,393
Comstock Resources, Inc. (a)(b)	41,306	387,037
CONSOL Energy, Inc. (b)	753,875	11,737,834
Contango Oil & Gas Co. (a)	88,353	655,579
Continental Resources, Inc. (a)(b)	354,525	16,024,530
CVR Energy, Inc. (b)	67,664	1,550,859
Delek U.S. Holdings, Inc.	246,515	5,933,616
Denbury Resources, Inc. (a)(b)	1,645,516	4,459,348
Diamondback Energy, Inc. (a)	367,820	37,098,325
Earthstone Energy, Inc. (a)(b)	37,892	488,807
Eclipse Resources Corp. (a)	384,060	829,570
Energen Corp. (a)(b)	399,842	20,991,705
EP Energy Corp. (a)(b)	194,327	917,223
Evolution Petroleum Corp.	131,930	1,154,388
EXCO Resources, Inc. (a)(b)	720,767	401,467
Extraction Oil & Gas, Inc. (b)	160,522	2,841,239
FieldPoint Petroleum Corp. (a)	9,981	5,140
Gastar Exploration, Inc. (a)(b)	491,956	900,279
Gener8 Maritime, Inc. (a)(b)	367,090	1,791,399
Gevo, Inc. (a)(b)	25,651	25,908
Green Plains, Inc. (b)	153,270	3,839,414
Gulfport Energy Corp. (a)	641,435	11,122,483
Halcon Resources Corp. (a)(b)	95,511	773,639
Hallador Energy Co.	78,379	656,816
Harvest Natural Resources, Inc. (a)(b)	40,218	266,645
HollyFrontier Corp.	737,940	21,606,883
Houston American Energy Corp. (a)(b)	98,796	22,723
International Seaways, Inc. (a)	55,680	1,044,000
Isramco, Inc. (a)(b)	3,497	424,886
Jones Energy, Inc. (a)(b)	276,922	886,150
Kosmos Energy Ltd. (a)(b)	793,733	4,873,521
Laredo Petroleum, Inc. (a)(b)	582,396	8,054,537
Lonestar Resources U.S., Inc. (a)	83,150	473,955
Matador Resources Co. (a)(b)	388,249	9,345,153
Mexco Energy Corp. (a)	2,119	9,112
Northern Oil & Gas, Inc. (a)(b)	216,184	648,552
Oasis Petroleum, Inc. (a)(b)	980,643	13,885,905
Overseas Shipholding Group, Inc.	203,430	1,017,150
Pacific Ethanol, Inc. (a)(b)	157,778	1,238,557
Panhandle Royalty Co. Class A	65,031	1,281,111
Par Pacific Holdings, Inc. (a)(b)	146,529	2,139,323
Parsley Energy, Inc. Class A (a)	929,007	28,232,523
PBF Energy, Inc. Class A (b)	452,560	11,083,194
PDC Energy, Inc. (a)(b)	231,550	15,650,465
Pedevco Corp. (a)(b)	61,846	6,562
Petroquest Energy, Inc. (a)	55,392	211,597
PrimeEnergy Corp. (a)	4,530	237,146
QEP Resources, Inc. (a)	987,865	13,593,022
Renewable Energy Group, Inc. (a)(b)	143,701	1,278,939
Resolute Energy Corp. (a)(b)	81,368	3,787,680
Rex American Resources Corp. (a)	29,176	2,428,027
Rex Energy Corp. (a)(b)	384,636	235,782
Rice Energy, Inc. (a)	665,775	12,416,704
Ring Energy, Inc. (a)	193,479	2,391,400
RSP Permian, Inc. (a)	455,442	17,985,405
Sanchez Energy Corp. (a)(b)	282,047	3,243,541
SandRidge Energy, Inc. (a)(b)	95,557	1,791,694
SemGroup Corp. Class A (b)	235,573	8,280,391
SM Energy Co. (b)	402,577	9,923,523
Synergy Resources Corp. (a)(b)	922,705	7,538,500
Syntroleum Corp. (a)(b)	21,880	0
Targa Resources Corp.	810,054	45,768,051
Teekay Corp. (b)	243,861	2,394,715
Tellurian, Inc. (a)(b)	20,946	374,096
Tengasco, Inc. (a)(b)	73,015	42,349
Torchlight Energy Resources, Inc. (a)(b)	82,228	117,586
TransAtlantic Petroleum Ltd. (a)	79,564	88,316
Triangle Petroleum Corp. (a)(b)	288,021	76,326
U.S. Energy Corp. (a)(b)	16,587	13,767
Uranium Energy Corp. (a)(b)	640,353	954,126
Uranium Resources, Inc. (a)(b)	151,823	303,646
VAALCO Energy, Inc. (a)	208,727	233,774
Vertex Energy, Inc. (a)(b)	54,529	74,159
W&T Offshore, Inc. (a)(b)	130,520	327,605
Western Refining, Inc.	342,536	12,509,415
Westmoreland Coal Co. (a)(b)	73,444	1,060,531
Whiting Petroleum Corp. (a)(b)	1,183,235	12,838,100
World Fuel Services Corp.	302,651	10,946,887
WPX Energy, Inc. (a)	1,631,425	21,045,383
Yuma Energy, Inc. (a)(b)	5,304	12,889
Zion Oil & Gas, Inc. (a)(b)	112,487	146,233
		552,050,642

TOTAL ENERGY		804,306,885

FINANCIALS - 17.6%
Banks - 7.4%
1st Source Corp.	82,536	3,855,257
Access National Corp. (b)	38,398	1,060,169
ACNB Corp.	17,139	497,031
Allegiance Bancshares, Inc. (a)	46,977	1,733,451
American National Bankshares, Inc.	28,161	1,029,285
American River Bankshares	8,231	122,477
Ameris Bancorp	155,468	7,509,104
AmeriServ Financial, Inc.	14,728	55,966
Ames National Corp.	27,281	878,448
Anchor Bancorp (a)	8,039	210,622
Arrow Financial Corp.	50,020	1,745,698
Associated Banc-Corp.	625,070	16,095,553
Atlantic Capital Bancshares, Inc. (a)	74,953	1,349,154
Auburn National Bancorp., Inc.	3,534	115,420
Banc of California, Inc. (b)	209,530	4,075,359
BancFirst Corp.	37,867	3,610,618
Bancorp, Inc., Delaware (a)	238,379	1,234,803
BancorpSouth, Inc.	364,939	11,313,109
Bank of Hawaii Corp.	180,041	15,206,263
Bank of Marin Bancorp	24,262	1,661,947
Bank of South Carolina Corp. (b)	10,268	205,360
Bank of the Ozarks, Inc. (b)	374,039	20,471,154
BankUnited, Inc.	442,842	17,549,828
Bankwell Financial Group, Inc.	9,668	317,594
Banner Corp.	120,710	7,015,665
Bar Harbor Bankshares	38,371	1,634,988
BCB Bancorp, Inc.	9,297	136,666
Berkshire Hills Bancorp, Inc.	139,217	4,921,321
Blue Hills Bancorp, Inc.	123,079	2,258,500
BNC Bancorp	210,588	7,570,639
BOK Financial Corp. (b)	95,691	7,890,680
Boston Private Financial Holdings, Inc.	349,734	6,015,425
Bridge Bancorp, Inc.	80,834	2,881,732
Brookline Bancorp, Inc., Delaware	313,404	4,967,453
Bryn Mawr Bank Corp.	81,577	3,348,736
C & F Financial Corp.	11,407	541,833
California First National Bancorp	1,545	24,334
Camden National Corp.	73,144	3,105,694
Capital Bank Financial Corp. Series A	134,980	5,507,184
Capital City Bank Group, Inc.	48,944	999,926
Capstar Financial Holdings, Inc.	10,727	211,858
Cardinal Financial Corp.	145,520	4,546,045
Carolina Bank Holdings, Inc. (a)	2,222	61,705
Carolina Financial Corp. (b)	55,435	1,664,159
Cascade Bancorp (a)	172,571	1,423,711
Cathay General Bancorp	324,330	12,739,682
CB Financial Services, Inc.	38	984
Centerstate Banks of Florida, Inc.	221,210	5,466,099
Central Pacific Financial Corp.	137,108	4,329,871
Central Valley Community Bancorp	32,833	674,390
Centrue Financial Corp. (a)	4,472	116,585
Century Bancorp, Inc. Class A (non-vtg.)	7,814	494,626
Chemical Financial Corp.	294,127	15,668,145
Chemung Financial Corp. (b)	14,797	536,391
CIT Group, Inc.	852,188	36,558,865
Citizens & Northern Corp.	49,346	1,158,151
Citizens Holding Co.	12,650	325,105
City Holding Co.	75,888	4,970,664
Civista Bancshares, Inc.	29,089	637,922
CNB Financial Corp., Pennsylvania	54,684	1,314,057
CoBiz, Inc.	159,554	2,720,396
Codorus Valley Bancorp, Inc.	33,275	865,483
Colony Bankcorp, Inc.	4,518	61,897
Columbia Banking Systems, Inc.	240,255	9,583,772
Commerce Bancshares, Inc.	380,471	22,455,398
Commerce Union Bancshares, Inc.	14,526	316,086
Community Bank System, Inc. (b)	192,524	11,437,851
Community Bankers Trust Corp. (a)	391	3,108
Community Financial Corp.	16,726	539,915
Community Trust Bancorp, Inc.	84,178	3,863,770
ConnectOne Bancorp, Inc.	121,702	3,054,720
County Bancorp, Inc.	25,129	677,478
CU Bancorp (a)	78,920	3,101,556
Cullen/Frost Bankers, Inc.	231,126	21,372,221
Customers Bancorp, Inc. (a)	113,844	3,908,265
CVB Financial Corp. (b)	424,098	10,072,328
DNB Financial Corp.	1,770	58,764
Eagle Bancorp, Inc. (a)	126,325	7,863,731
East West Bancorp, Inc.	607,375	32,871,135
Eastern Virginia Bankshares, Inc.	8,987	95,532
Enterprise Bancorp, Inc.	37,217	1,233,371
Enterprise Financial Services Corp.	92,325	4,057,684
Equity Bancshares, Inc. (a)	21,834	710,478
Evans Bancorp, Inc.	11,358	448,073
Farmers Capital Bank Corp.	34,947	1,357,691
Farmers National Banc Corp.	109,961	1,517,462
FCB Financial Holdings, Inc. Class A (a)	161,584	7,852,982
Fidelity Southern Corp.	97,915	2,307,857
Financial Institutions, Inc.	63,631	2,176,180
First Bancorp, North Carolina	94,568	2,841,768
First Bancorp, Puerto Rico (a)	657,935	4,197,625
First Bancshares, Inc.	1,969	57,101
First Busey Corp.	156,599	4,842,041
First Business Finance Services, Inc.	37,553	947,087
First Citizen Bancshares, Inc.	38,487	13,712,533
First Commonwealth Financial Corp.	394,538	5,495,914
First Community Bancshares, Inc.	65,716	1,775,646
First Community Corp.	876	17,739
First Community Financial Partners, Inc. (a)	15,721	207,517
First Connecticut Bancorp, Inc.	63,853	1,542,050
First Financial Bancorp, Ohio	263,236	7,304,799
First Financial Bankshares, Inc. (b)	281,122	12,369,368
First Financial Corp., Indiana	56,581	2,628,187
First Financial Northwest, Inc.	38,725	788,054
First Foundation, Inc. (a)	120,044	1,968,722
First Hawaiian, Inc.	205,253	6,502,415
First Horizon National Corp.	980,352	19,548,219
First Internet Bancorp	24,292	746,979
First Interstate Bancsystem, Inc. (b)	99,832	4,377,633
First Merchants Corp.	189,960	7,621,195
First Mid-Illinois Bancshares, Inc.	28,455	941,291
First Midwest Bancorp, Inc., Delaware	356,411	8,707,121
First NBC Bank Holding Co. (a)(b)	63,027	280,470
First Northwest Bancorp (a)	29,480	455,171
First of Long Island Corp.	95,119	2,615,773
First Republic Bank	639,143	59,970,788
First South Bancorp, Inc., Virginia	39,689	454,836
First United Corp. (a)	14,602	213,919
First United Corp. rights 3/17/17 (a)	14,602	4,965
Flushing Financial Corp.	128,655	3,594,621
FNB Corp., Pennsylvania	919,045	14,309,531
Franklin Financial Network, Inc. (a)	55,816	2,199,150
Fulton Financial Corp. (b)	720,902	13,787,251
German American Bancorp, Inc.	60,916	2,890,464
Glacier Bancorp, Inc.	317,047	11,705,375
Glen Burnie Bancorp	18,661	229,530
Great Southern Bancorp, Inc.	42,597	2,131,980
Great Western Bancorp, Inc.	246,250	10,524,725
Green Bancorp, Inc. (a)	96,487	1,645,103
Guaranty Bancorp	81,387	2,014,328
Hancock Holding Co.	345,000	16,370,250
Hanmi Financial Corp.	139,169	4,648,245
HarborOne Bancorp, Inc.	139,543	2,754,579
Heartland Financial U.S.A., Inc.	93,262	4,621,132
Heritage Commerce Corp.	144,223	2,047,967
Heritage Financial Corp., Washington	134,310	3,357,750
Heritage Oaks Bancorp	101,002	1,389,788
Hilltop Holdings, Inc.	339,038	9,621,898
Home Bancshares, Inc.	518,791	14,598,779
HomeTrust Bancshares, Inc. (a)	82,069	1,969,656
Hope Bancorp, Inc.	529,585	11,333,119
Horizon Bancorp Industries	89,615	2,324,613
Howard Bancorp, Inc. (a)	18,478	337,224
IBERIABANK Corp.	185,549	15,725,278
Independent Bank Corp.	96,933	2,074,366
Independent Bank Corp., Massachusetts	114,372	7,434,180
Independent Bank Group, Inc.	47,953	3,035,425
International Bancshares Corp.	239,742	9,122,183
Investar Holding Corp.	10,730	216,210
Investors Bancorp, Inc.	1,298,726	19,000,361
Lakeland Bancorp, Inc.	165,019	3,250,874
Lakeland Financial Corp.	114,291	5,187,668
Landmark Bancorp, Inc.	38	1,126
LCNB Corp.	38,996	850,113
LegacyTexas Financial Group, Inc.	175,731	7,484,383
Live Oak Bancshares, Inc. (b)	104,741	2,403,806
Macatawa Bank Corp.	91,347	924,432
MainSource Financial Group, Inc.	119,416	4,089,998
MB Financial, Inc.	301,133	13,557,008
MBT Financial Corp.	69,241	733,955
Mercantile Bank Corp.	67,865	2,269,406
Merchants Bancshares, Inc.	24,369	1,253,785
Middleburg Financial Corp.	18,829	672,384
Middlefield Banc Corp.	60	2,466
Midland States Bancorp, Inc.	21,085	741,349
Midsouth Bancorp, Inc.	31,992	470,282
MidWestOne Financial Group, Inc.	34,397	1,254,459
MutualFirst Financial, Inc.	15,493	490,353
National Bank Holdings Corp.	116,350	3,838,387
National Bankshares, Inc. (b)	27,586	1,045,509
National Commerce Corp. (a)	36,040	1,349,698
NBT Bancorp, Inc.	212,914	8,597,467
Nicolet Bankshares, Inc. (a)(b)	24,747	1,206,169
Northeast Bancorp	47,101	647,639
Northrim Bancorp, Inc.	32,754	954,779
Norwood Financial Corp.	15,701	583,292
OFG Bancorp (b)	196,849	2,539,352
Ohio Valley Banc Corp.	8,415	240,248
Old Line Bancshares, Inc.	23,282	653,060
Old National Bancorp, Indiana	587,043	10,772,239
Old Point Financial Corp.	2,505	71,868
Old Second Bancorp, Inc.	127,732	1,398,665
Opus Bank	75,669	1,634,450
Orrstown Financial Services, Inc.	28,866	630,722
Pacific Continental Corp.	89,523	2,251,503
Pacific Mercantile Bancorp (a)	76,145	559,666
Pacific Premier Bancorp, Inc. (a)(b)	115,766	4,630,640
PacWest Bancorp	500,895	27,599,315
Park National Corp.	55,853	6,001,405
Park Sterling Corp.	235,316	2,790,848
Parke Bancorp, Inc.	6,064	129,770
Patriot National Bancorp, Inc. (a)	1,402	20,329
Peapack-Gladstone Financial Corp.	63,466	1,989,024
Penns Woods Bancorp, Inc.	18,934	900,312
People's Utah Bancorp	68,752	1,828,803
Peoples Bancorp of North Carolina	1,842	50,102
Peoples Bancorp, Inc.	86,252	2,804,915
Peoples Financial Corp., Mississippi (a)	7,232	110,650
Peoples Financial Services Corp.	28,276	1,175,716
Pinnacle Financial Partners, Inc.	193,200	13,408,080
Popular, Inc.	437,190	19,262,591
Porter Bancorp, Inc. (a)	747	7,059
Preferred Bank, Los Angeles	57,012	3,200,654
Premier Financial Bancorp, Inc.	21,201	389,674
PrivateBancorp, Inc.	336,198	19,028,807
Prosperity Bancshares, Inc.	286,346	21,344,231
QCR Holdings, Inc.	57,990	2,516,766
Renasant Corp.	178,811	7,338,403
Republic Bancorp, Inc., Kentucky Class A	38,600	1,334,788
Republic First Bancorp, Inc. (a)(b)	249,751	1,998,008
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	54,571
S&T Bancorp, Inc.	152,289	5,419,966
Sandy Spring Bancorp, Inc.	113,430	4,884,296
SB Financial Group, Inc.	532	9,549
Seacoast Banking Corp., Florida (a)	163,870	3,806,700
Select Bancorp, Inc. New (a)	98	1,073
ServisFirst Bancshares, Inc. (b)	189,600	7,881,672
Shore Bancshares, Inc.	42,320	735,098
Sierra Bancorp	45,562	1,304,896
Signature Bank (a)	225,635	35,539,769
Simmons First National Corp. Class A	133,602	7,682,115
SmartFinancial, Inc. (a)	9,488	200,481
South State Corp.	109,889	9,835,066
Southern First Bancshares, Inc. (a)	5,602	187,667
Southern National Bancorp of Virginia, Inc.	43,273	735,641
Southside Bancshares, Inc. (b)	112,884	3,976,903
Southwest Bancorp, Inc., Oklahoma	82,567	2,200,411
State Bank Financial Corp.	163,053	4,423,628
Sterling Bancorp (b)	555,067	13,737,908
Stock Yards Bancorp, Inc.	125,296	5,538,083
Stonegate Bank	66,942	3,104,101
Suffolk Bancorp (b)	58,301	2,480,125
Summit Financial Group, Inc. (b)	26,924	645,099
Sun Bancorp, Inc.	52,032	1,345,027
SVB Financial Group (a)	215,746	41,183,754
Synovus Financial Corp.	505,843	21,356,691
TCF Financial Corp.	705,792	12,280,781
Texas Capital Bancshares, Inc. (a)(b)	202,610	18,062,682
The First Bancorp, Inc.	37,267	1,010,308
Tompkins Financial Corp.	56,854	5,100,941
TowneBank	251,229	8,177,504
Trico Bancshares	98,612	3,582,574
TriState Capital Holdings, Inc. (a)	98,771	2,326,057
Triumph Bancorp, Inc. (a)	74,198	1,995,926
Trustmark Corp.	284,852	9,411,510
Two River Bancorp	1,462	25,103
UMB Financial Corp.	188,008	14,818,791
Umpqua Holdings Corp.	928,811	17,470,935
Union Bankshares Corp.	190,551	6,909,379
Union Bankshares, Inc. (b)	439	18,175
United Bancorp, Inc.	41,665	524,979
United Bankshares, Inc., West Virginia (b)	356,735	15,963,891
United Community Bank, Inc.	297,831	8,604,338
United Security Bancshares, Inc.	8,545	113,478
United Security Bancshares, California	8,777	67,144
Unity Bancorp, Inc.	57,145	965,751
Univest Corp. of Pennsylvania	116,814	3,253,270
Valley National Bancorp (b)	1,078,044	13,335,404
Veritex Holdings, Inc. (a)	59,094	1,693,043
Village Bank & Trust Financial Corp. (a)	8,883	239,841
Washington Trust Bancorp, Inc. (b)	63,697	3,452,377
WashingtonFirst Bankshares, Inc.	30,548	839,154
Webster Financial Corp. (b)	385,588	21,180,349
WesBanco, Inc.	179,643	7,250,391
West Bancorp., Inc.	62,916	1,393,589
Westamerica Bancorp. (b)	107,926	6,243,519
Westbury Bancorp, Inc. (a)	15,948	334,270
Western Alliance Bancorp. (a)	400,224	20,667,567
Wintrust Financial Corp.	223,290	16,456,473
Xenith Bankshares, Inc. (a)(b)	35,243	938,521
Yadkin Financial Corp.	228,149	7,656,680
		1,425,469,067
Capital Markets - 2.3%
Arlington Asset Investment Corp. (b)	114,310	1,684,929
Artisan Partners Asset Management, Inc. (b)	167,958	4,778,405
Ashford, Inc. (a)	4,486	251,440
Associated Capital Group, Inc.	20,662	770,693
B. Riley Financial, Inc.	14,571	224,393
BGC Partners, Inc. Class A	924,453	10,427,830
Cohen & Steers, Inc.	89,749	3,375,460
Cowen Group, Inc. Class A (a)(b)	134,268	1,920,032
Diamond Hill Investment Group, Inc.	13,288	2,664,510
Eaton Vance Corp. (non-vtg.) (b)	483,000	22,522,290
Evercore Partners, Inc. Class A	159,529	12,690,532
FactSet Research Systems, Inc.	169,467	30,148,179
FBR & Co.	29,224	530,416
Federated Investors, Inc. Class B (non-vtg.) (b)	387,234	10,521,148
Fifth Street Asset Management, Inc. Class A	29,106	149,896
Financial Engines, Inc. (b)	224,881	9,962,228
Gain Capital Holdings, Inc. (b)	100,645	789,057
GAMCO Investors, Inc. Class A	16,526	492,310
Global Brokerage, Inc. Class A (a)(b)	23,887	65,689
Great Elm Capital Group, Inc.	27,036	89,219
Greenhill & Co., Inc.	121,210	3,581,756
Hennessy Advisors, Inc.	4,450	118,771
Houlihan Lokey	94,456	2,974,419
Institutional Financial Markets, Inc.	16,813	21,016
Interactive Brokers Group, Inc.	296,839	10,896,960
INTL FCStone, Inc. (a)	64,346	2,429,062
Investment Technology Group, Inc.	132,967	2,661,999
Janus Capital Group, Inc.	597,679	7,566,616
KCG Holdings, Inc. Class A (a)	204,102	2,826,813
Ladenburg Thalmann Financial Services, Inc. (a)(b)	402,412	893,355
Lazard Ltd. Class A	547,403	23,571,173
Legg Mason, Inc.	376,000	14,182,720
LPL Financial	332,399	13,143,056
Manning & Napier, Inc. Class A	54,262	339,138
MarketAxess Holdings, Inc.	157,752	30,797,923
Medley Management, Inc.	32,708	305,820
Moelis & Co. Class A	95,061	3,498,245
Morningstar, Inc.	82,653	6,631,250
MSCI, Inc.	394,753	37,339,686
National Holdings Corp. (a)	3,483	10,728
National Holdings Corp. warrants 1/18/22 (a)	3,483	2,508
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	667,469
Paragon Commercial Corp.	5,375	268,643
Piper Jaffray Companies	64,129	4,537,127
PJT Partners, Inc.	68,695	2,542,402
Pzena Investment Management, Inc.	54,513	547,311
Raymond James Financial, Inc.	533,493	41,911,210
Safeguard Scientifics, Inc. (a)(b)	85,673	1,083,763
SEI Investments Co.	574,297	28,915,854
Silvercrest Asset Management Group Class A	17,895	238,898
Stifel Financial Corp. (a)	284,699	15,362,358
TD Ameritrade Holding Corp.	1,012,811	39,600,910
TheStreet.com, Inc. (a)	85,257	66,074
U.S. Global Investments, Inc. Class A (b)	36,632	67,403
Value Line, Inc.	13,155	235,475
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A	176,254	3,058,007
Virtus Investment Partners, Inc. (b)	27,104	2,971,954
Waddell & Reed Financial, Inc. Class A (b)	349,519	6,724,746
Westwood Holdings Group, Inc.	31,636	1,798,823
WisdomTree Investments, Inc. (b)	469,466	4,276,835
Zais Group Holdings, Inc. (a)(b)	22,211	60,192
		432,787,125
Consumer Finance - 0.7%
Ally Financial, Inc.	1,979,893	44,527,794
Asta Funding, Inc. (a)	38,423	357,334
Atlanticus Holdings Corp. (a)	33,601	90,723
Consumer Portfolio Services, Inc. (a)	87,449	452,111
Credit Acceptance Corp. (a)(b)	53,276	10,679,707
Encore Capital Group, Inc. (a)(b)	104,445	3,478,019
Enova International, Inc. (a)(b)	106,637	1,530,241
EZCORP, Inc. (non-vtg.) Class A (a)	207,953	1,829,986
First Cash Financial Services, Inc.	209,519	9,292,168
Green Dot Corp. Class A (a)	204,739	6,000,900
Imperial Holdings, Inc. warrants 4/11/19 (a)	3,852	0
LendingClub Corp. (a)(b)	1,365,015	7,289,180
Nelnet, Inc. Class A	80,536	3,607,207
Nicholas Financial, Inc. (a)	73,640	817,404
OneMain Holdings, Inc. (a)(b)	215,525	6,039,011
PRA Group, Inc. (a)(b)	194,024	7,916,179
Regional Management Corp. (a)	42,651	895,244
Santander Consumer U.S.A. Holdings, Inc. (a)	470,363	6,951,965
SLM Corp.	1,779,097	21,331,373
World Acceptance Corp. (a)(b)	33,676	1,765,969
		134,852,515
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	15,543	290,032
Acushnet Holdings Corp. (b)	86,669	1,517,574
At Home Group, Inc. (b)	46,573	699,992
Bioverativ, Inc. (a)	455,000	23,696,400
Camping World Holdings, Inc. (b)	56,569	1,989,532
Catskill Litigation Trust (a)	1,036	0
Cotiviti Holdings, Inc. (b)	53,393	2,001,170
Donnelley Financial Solutions, Inc. (a)	113,875	2,631,651
FB Financial Corp. (b)	35,481	1,126,522
Marlin Business Services Corp.	34,930	831,334
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc.	83,480	831,461
On Deck Capital, Inc. (a)(b)	192,982	1,030,524
PICO Holdings, Inc. (a)	100,486	1,376,658
Quantenna Communications, Inc. (b)	41,247	863,712
Ra Pharmaceuticals, Inc. (b)	33,809	707,960
Senseonics Holdings, Inc. (b)	57,945	136,171
Tiptree, Inc.	128,445	815,626
Valvoline, Inc. (b)	133,941	3,002,957
Varex Imaging Corp. (a)(b)	160,000	5,571,200
Voya Financial, Inc.	818,279	33,737,643
		82,858,119
Insurance - 4.3%
1347 Property Insurance Holdings, Inc. (a)(b)	6,993	50,350
Alleghany Corp. (a)	64,424	41,605,019
Allied World Assurance Co. Holdings AG	371,157	19,604,513
AMBAC Financial Group, Inc. (a)	186,769	4,127,595
American Equity Investment Life Holding Co.	377,503	10,158,606
American Financial Group, Inc.	305,991	28,781,513
American National Insurance Co.	37,691	4,526,689
Amerisafe, Inc.	82,809	5,324,619
AmTrust Financial Services, Inc. (b)	455,578	10,478,294
Arch Capital Group Ltd. (a)	512,516	48,468,638
Argo Group International Holdings, Ltd.	129,487	8,669,155
Aspen Insurance Holdings Ltd.	256,933	14,401,095
Assured Guaranty Ltd.	539,947	22,197,221
Atlas Financial Holdings, Inc. (a)	42,675	576,113
Axis Capital Holdings Ltd.	369,784	25,626,031
Baldwin & Lyons, Inc. Class B	36,894	878,077
Blue Capital Reinsurance Holdings Ltd.	23,939	471,598
Brown & Brown, Inc.	478,691	20,631,582
Citizens, Inc. Class A (a)(b)	184,834	1,685,686
CNA Financial Corp. (b)	131,770	5,650,298
CNO Financial Group, Inc.	729,539	15,254,660
Conifer Holdings, Inc. (a)	13,396	94,442
Crawford & Co. Class B	86,860	939,825
Donegal Group, Inc. Class A	26,385	438,255
eHealth, Inc. (a)	71,274	781,163
EMC Insurance Group	32,192	894,938
Employers Holdings, Inc.	134,049	5,040,242
Endurance Specialty Holdings Ltd.	265,163	24,641,598
Enstar Group Ltd. (a)	48,866	9,467,788
Erie Indemnity Co. Class A	90,102	10,686,998
Everest Re Group Ltd.	172,144	40,477,940
FBL Financial Group, Inc. Class A	42,270	2,889,155
Federated National Holding Co.	50,478	1,010,065
Fidelity & Guaranty Life (b)	67,469	1,794,675
First Acceptance Corp. (a)	24,679	34,057
First American Financial Corp.	463,010	18,089,801
FNF Group (b)	1,140,365	43,710,190
FNFV Group (a)(b)	291,196	3,625,390
Genworth Financial, Inc. Class A (a)	2,070,110	8,466,750
Global Indemnity Ltd. (a)	37,631	1,493,198
Greenlight Capital Re, Ltd. (a)	129,165	2,880,380
Hallmark Financial Services, Inc. (a)	49,582	546,394
Hanover Insurance Group, Inc.	180,132	16,215,483
HCI Group, Inc.	36,061	1,777,807
Health Insurance Innovations, Inc. (a)(b)	30,633	549,862
Heritage Insurance Holdings, Inc.	108,895	1,607,290
Horace Mann Educators Corp.	165,303	6,926,196
Independence Holding Co.	14,261	258,837
Infinity Property & Casualty Corp.	47,591	4,485,452
Investors Title Co.	4,573	629,748
James River Group Holdings Ltd.	78,307	3,368,767
Kemper Corp.	205,133	8,707,896
Kinsale Capital Group, Inc.	45,994	1,349,924
Maiden Holdings Ltd.	316,619	4,891,764
Markel Corp. (a)	58,862	57,668,867
MBIA, Inc. (a)	530,904	5,478,929
Mercury General Corp. (b)	160,417	9,405,249
National General Holdings Corp.	260,598	6,342,955
National Western Life Group, Inc.	9,867	3,136,226
Navigators Group, Inc.	98,158	5,403,598
Old Republic International Corp.	1,030,270	21,336,892
OneBeacon Insurance Group Ltd.	105,487	1,721,548
Patriot National, Inc. (b)	41,971	192,647
Primerica, Inc. (b)	190,359	15,371,489
ProAssurance Corp.	225,615	13,333,847
Reinsurance Group of America, Inc.	257,517	33,492,661
RenaissanceRe Holdings Ltd.	172,221	25,426,708
RLI Corp.	163,930	9,581,709
Safety Insurance Group, Inc.	61,249	4,348,679
Selective Insurance Group, Inc.	247,307	10,955,700
State Auto Financial Corp. (b)	63,966	1,716,208
State National Companies, Inc.	127,071	1,775,182
Stewart Information Services Corp. (b)	96,597	4,289,873
Third Point Reinsurance Ltd. (a)(b)	255,705	3,170,742
Trupanion, Inc. (a)(b)	68,165	1,059,966
United Fire Group, Inc.	88,975	3,756,525
United Insurance Holdings Corp.	78,431	1,327,053
Universal Insurance Holdings, Inc. (b)	133,702	3,603,269
Validus Holdings Ltd.	342,364	19,740,708
W.R. Berkley Corp.	402,924	28,615,662
White Mountains Insurance Group Ltd.	20,495	19,188,649
WMI Holdings Corp. (a)(b)	870,756	1,175,521
		830,556,684
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.	118,038	2,108,159
Agnc Investment Corp.	1,360,060	26,697,978
Altisource Residential Corp. Class B	242,358	3,252,444
American Capital Mortgage Investment Corp.	216,830	3,588,537
Annaly Capital Management, Inc.	4,244,233	47,110,986
Anworth Mortgage Asset Corp.	522,696	2,843,466
Apollo Commercial Real Estate Finance, Inc. (b)	326,229	5,999,351
Arbor Realty Trust, Inc.	175,055	1,291,906
Ares Commercial Real Estate Corp.	140,575	1,900,574
Armour Residential REIT, Inc.	163,502	3,677,160
Blackstone Mortgage Trust, Inc.	382,851	11,921,980
Capstead Mortgage Corp.	424,022	4,486,153
Cherry Hill Mortgage Investment Corp.	38,323	710,892
Chimera Investment Corp.	747,422	14,380,399
CIM Commercial Trust Corp.	63,757	1,000,985
CYS Investments, Inc.	653,138	5,238,167
Dynex Capital, Inc.	240,801	1,651,895
Ellington Residential Mortgage REIT	28,927	422,045
Five Oaks Investment Corp. (b)	77,659	405,380
Great Ajax Corp.	61,939	813,878
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	202,801	4,013,432
Invesco Mortgage Capital, Inc.	486,582	7,566,350
Ladder Capital Corp. Class A	273,802	3,950,963
MFA Financial, Inc.	1,573,143	12,616,607
New Residential Investment Corp.	1,260,703	21,268,060
New York Mortgage Trust, Inc. (b)	437,295	2,768,077
Orchid Island Capital, Inc.	111,962	1,099,467
Owens Realty Mortgage, Inc.	37,687	629,373
PennyMac Mortgage Investment Trust	283,061	4,772,408
Redwood Trust, Inc.	316,716	5,184,641
Resource Capital Corp. (b)	135,278	1,136,335
Starwood Property Trust, Inc.	1,058,942	24,207,414
Two Harbors Investment Corp.	1,437,777	13,371,326
Western Asset Mortgage Capital Corp.	177,449	1,845,470
ZAIS Financial Corp.	43,166	595,691
		244,527,949
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	33,925	1,777,670
Thrifts & Mortgage Finance - 1.2%
ASB Bancorp, Inc. (a)	23	744
Astoria Financial Corp.	411,427	7,607,285
Atlantic Coast Financial Corp. (a)	8,654	67,674
Bank Mutual Corp.	187,600	1,819,720
BankFinancial Corp.	75,843	1,127,785
Bear State Financial, Inc.	45,612	434,226
Beneficial Bancorp, Inc.	357,084	5,820,469
BofI Holding, Inc. (a)(b)	238,394	7,518,947
BSB Bancorp, Inc. (a)	29,828	830,710
Capitol Federal Financial, Inc.	566,728	8,551,926
Charter Financial Corp.	62,615	1,224,123
Citizens Community Bancorp, Inc.	15,634	197,145
Clifton Bancorp, Inc. (b)	102,761	1,651,369
Dime Community Bancshares, Inc.	152,632	3,281,588
Elmira Savings Bank	185	3,922
Entegra Financial Corp. (a)	1,687	38,801
ESSA Bancorp, Inc.	32,482	513,216
Essent Group Ltd. (a)	313,899	10,926,824
EverBank Financial Corp.	461,605	8,973,601
Farmer Mac Class C (non-vtg.)	40,991	2,360,262
First Capital, Inc.	12,982	423,862
First Defiance Financial Corp.	39,620	1,947,323
Flagstar Bancorp, Inc. (a)	95,859	2,722,396
Greene County Bancorp, Inc. (b)	2,032	44,806
Hamilton Bancorp, Inc. (a)	69	1,056
Hingham Institution for Savings	8,459	1,586,401
HMN Financial, Inc. (a)	3,871	70,065
Home Bancorp, Inc.	15,826	569,736
Home Federal Bancorp, Inc.	31	855
HomeStreet, Inc. (a)	105,714	2,885,992
HopFed Bancorp, Inc.	18,100	268,061
Impac Mortgage Holdings, Inc. (a)(b)	51,413	714,641
Kearny Financial Corp.	415,174	6,372,921
Lendingtree, Inc. (a)(b)	31,131	3,685,910
Malvern Bancorp, Inc. (a)	2,719	56,011
Meridian Bancorp, Inc. Maryland	229,875	4,379,119
Meta Financial Group, Inc.	40,463	3,463,633
MGIC Investment Corp. (a)	1,421,862	15,142,830
Nationstar Mortgage Holdings, Inc. (a)(b)	148,405	2,695,035
New York Community Bancorp, Inc. (b)	2,023,341	30,916,650
NMI Holdings, Inc. (a)	243,001	2,697,311
Northfield Bancorp, Inc. (b)	220,790	4,142,020
Northwest Bancshares, Inc.	450,358	8,169,494
OceanFirst Financial Corp.	135,646	3,959,507
Ocwen Financial Corp. (a)(b)	431,515	1,902,981
Oritani Financial Corp. (b)	189,634	3,261,705
PB Bancorp, Inc.	7,070	74,235
PennyMac Financial Services, Inc. (a)	84,716	1,512,181
PHH Corp. (a)	240,647	3,036,965
Poage Bankshares, Inc.	6,654	130,418
Provident Bancorp, Inc. (a)	5,687	110,897
Provident Financial Holdings, Inc.	21,795	406,695
Provident Financial Services, Inc.	258,029	6,850,670
Prudential Bancorp, Inc.	917	15,800
Radian Group, Inc.	889,693	16,557,187
Riverview Bancorp, Inc.	30,435	235,263
Security National Financial Corp. Class A	38,708	265,150
SI Financial Group, Inc.	23,177	340,702
Southern Missouri Bancorp, Inc.	20,482	717,280
Stonegate Mortgage Corp. (a)	75,820	595,187
Territorial Bancorp, Inc.	30,643	987,317
TFS Financial Corp.	330,770	5,619,782
Timberland Bancorp, Inc.	12,774	266,977
Trustco Bank Corp., New York	425,565	3,553,468
United Community Bancorp, Inc.	1,461	25,494
United Community Financial Corp.	251,020	2,161,282
United Financial Bancorp, Inc. New	220,063	3,930,325
Walker & Dunlop, Inc. (a)(b)	122,737	4,989,259
Walter Investment Management Corp. (a)(b)	163,591	556,209
Washington Federal, Inc.	382,695	12,954,226
Waterstone Financial, Inc.	133,580	2,477,909
Westfield Financial, Inc.	126,385	1,270,169
WSFS Financial Corp. (b)	118,776	5,416,186
		240,087,891

TOTAL FINANCIALS		3,392,917,020

HEALTH CARE - 10.3%
Biotechnology - 3.6%
Abeona Therapeutics, Inc. (a)(b)	112,297	606,404
ACADIA Pharmaceuticals, Inc. (a)(b)	394,308	15,027,078
Acceleron Pharma, Inc. (a)	140,916	3,765,276
Achillion Pharmaceuticals, Inc. (a)	536,785	2,152,508
Acorda Therapeutics, Inc. (a)	203,958	5,394,689
Actinium Pharmaceuticals, Inc. (a)(b)	112,631	158,810
Adamas Pharmaceuticals, Inc. (a)(b)	61,583	1,139,286
ADMA Biologics, Inc. (a)(b)	17,353	81,039
Aduro Biotech, Inc. (a)(b)	122,094	1,373,558
Advaxis, Inc. (a)(b)	152,732	1,342,514
Adverum Biotechnologies, Inc. (a)	64,927	172,057
Aeglea BioTherapeutics, Inc.	14,212	88,114
Aevi Genomic Medicine, Inc. (a)(b)	125,878	590,368
Agenus, Inc. (a)(b)	287,362	1,218,415
Agios Pharmaceuticals, Inc. (a)(b)	137,734	6,671,835
Aimmune Therapeutics, Inc. (a)(b)	100,406	2,035,230
Akebia Therapeutics, Inc. (a)	129,131	1,293,893
Albireo Pharma, Inc. (a)	6,977	181,542
Alder Biopharmaceuticals, Inc. (a)(b)	206,009	4,707,306
Aldeyra Therapeutics, Inc. (a)(b)	48,557	240,357
Alkermes PLC (a)(b)	639,791	36,148,192
Alnylam Pharmaceuticals, Inc. (a)(b)	300,306	15,507,802
AMAG Pharmaceuticals, Inc. (a)(b)	167,751	3,766,010
Amicus Therapeutics, Inc. (a)(b)	594,423	3,857,805
AmpliPhi Biosciences Corp. (a)	17,690	8,668
Anavex Life Sciences Corp. (a)(b)	157,620	904,739
Anthera Pharmaceuticals, Inc. (a)(b)	160,431	109,093
Applied Genetic Technologies Corp. (a)	47,677	369,497
Aptevo Therapeutics, Inc. (a)	62,747	125,494
AquaBounty Technologies, Inc. (a)(b)	3,959	56,297
Aquinox Pharmaceuticals, Inc. (a)(b)	82,558	1,426,602
ARCA Biopharma, Inc. (a)	7,333	18,699
Ardelyx, Inc. (a)	75,570	1,027,752
Arena Pharmaceuticals, Inc. (a)(b)	996,716	1,574,811
Argos Therapeutics, Inc. (a)(b)	95,222	109,505
ArQule, Inc. (a)	223,720	286,362
Array BioPharma, Inc. (a)(b)	712,057	8,188,656
Arrowhead Pharmaceuticals, Inc. (a)(b)	298,616	674,872
Asterias Biotherapeutics, Inc. (b)	102,523	389,587
Atara Biotherapeutics, Inc. (a)(b)	82,315	1,271,767
Athersys, Inc. (a)(b)	318,191	381,829
aTyr Pharma, Inc. (a)(b)	94,162	376,648
Audentes Therapeutics, Inc.	19,601	304,012
AVEO Pharmaceuticals, Inc. (a)(b)	226,280	190,075
Aviragen Therapeutics, Inc. (a)	114,179	67,662
Bellicum Pharmaceuticals, Inc. (a)(b)	92,100	1,135,593
Biocept, Inc. (a)(b)	20,118	41,242
BioCryst Pharmaceuticals, Inc. (a)(b)	313,649	1,957,170
BioMarin Pharmaceutical, Inc. (a)	730,448	68,610,981
Bioptix, Inc. (a)	15,089	46,474
Biospecifics Technologies Corp. (a)	20,059	1,060,519
BioTime, Inc. (a)(b)	232,753	756,447
bluebird bio, Inc. (a)(b)	171,872	15,064,581
Blueprint Medicines Corp. (a)(b)	103,374	3,636,697
BrainStorm Cell Therpeutic, Inc. (a)(b)	45,873	199,548
Calithera Biosciences, Inc. (a)(b)	45,374	408,366
Cancer Genetics, Inc. (a)(b)	27,876	62,721
Capricor Therapeutics, Inc. (a)(b)	40,820	120,419
Cara Therapeutics, Inc. (a)(b)	94,305	1,511,709
CareDx, Inc. (a)(b)	37,353	78,441
Cascadian Therapeutics, Inc. (a)(b)	178,480	756,755
CASI Pharmaceuticals, Inc. (a)	37,512	53,267
Catabasis Pharmaceuticals, Inc. (a)(b)	25,262	30,314
Catalyst Biosciences, Inc. (a)(b)	1,432	9,695
Catalyst Pharmaceutical Partners, Inc. (a)(b)	334,134	377,571
Cel-Sci Corp. (a)(b)	339,496	32,727
Celldex Therapeutics, Inc. (a)(b)	449,512	1,591,272
Cellectar Biosciences, Inc. (a)(b)	4,485	9,822
Cellular Biomedicine Group, Inc. (a)(b)	29,329	375,411
Celsion Corp. (a)	60,020	13,336
Cerulean Pharma, Inc. (a)(b)	48,961	64,139
ChemoCentryx, Inc. (a)	96,267	637,288
Chiasma, Inc. (a)(b)	30,058	48,093
Chimerix, Inc. (a)	158,434	899,905
Cidara Therapeutics, Inc. (a)(b)	38,754	279,029
Cleveland Biolabs, Inc. (a)	10,000	17,000
Clovis Oncology, Inc. (a)(b)	187,937	10,864,638
Coherus BioSciences, Inc. (a)(b)	139,358	3,288,849
Colucid Pharmaceuticals, Inc. (a)	38,193	1,776,929
Conatus Pharmaceuticals, Inc. (a)(b)	70,218	341,962
Concert Pharmaceuticals, Inc. (a)	59,495	553,304
ContraFect Corp. (a)(b)	55,912	120,211
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	107,473	918,894
CorMedix, Inc. (a)(b)	133,434	277,543
Corvus Pharmaceuticals, Inc.	19,799	284,710
CTI BioPharma Corp. (a)(b)	81,379	342,606
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)	477,263	1,102,478
Cyclacel Pharmaceuticals, Inc. (b)	5,709	19,354
Cytokinetics, Inc. (a)(b)	154,408	1,636,725
CytomX Therapeutics, Inc. (a)	99,639	1,245,488
Cytori Therapeutics, Inc. (a)(b)	42,766	71,847
CytRx Corp. (a)(b)	476,390	205,134
Dicerna Pharmaceuticals, Inc. (a)(b)	54,393	156,652
Dimension Therapeutics, Inc. (a)	78,948	134,212
Dyax Corp. rights 12/31/19 (a)	559,523	1,409,998
Dynavax Technologies Corp. (a)(b)	148,743	669,344
Eagle Pharmaceuticals, Inc. (a)(b)	35,982	2,759,460
Edge Therapeutics, Inc. (a)(b)	78,201	764,024
Editas Medicine, Inc. (b)	60,453	1,507,093
Eiger Biopharmaceuticals, Inc. (a)(b)	17,311	195,614
Eleven Biotherapeutics, Inc. (a)(b)	33,461	66,922
Emergent BioSolutions, Inc. (a)(b)	142,371	4,467,602
Enanta Pharmaceuticals, Inc. (a)(b)	66,992	1,930,709
Epizyme, Inc. (a)(b)	175,728	2,495,338
Esperion Therapeutics, Inc. (a)(b)	73,213	1,915,984
Exact Sciences Corp. (a)(b)	449,008	9,662,652
Exelixis, Inc. (a)	948,148	20,413,626
Fate Therapeutics, Inc. (a)(b)	72,909	312,780
Fibrocell Science, Inc. (a)(b)	125,506	87,854
FibroGen, Inc. (a)	229,398	5,734,950
Five Prime Therapeutics, Inc. (a)	123,574	5,668,339
Flexion Therapeutics, Inc. (a)	105,320	2,111,666
Fortress Biotech, Inc. (a)(b)	160,408	495,661
Foundation Medicine, Inc. (a)(b)	68,884	1,708,323
Galectin Therapeutics, Inc. (a)(b)	80,065	152,124
Galena Biopharma, Inc. (a)(b)	36,479	26,994
Genocea Biosciences, Inc. (a)(b)	97,488	455,269
Genomic Health, Inc. (a)	80,972	2,444,545
GenVec, Inc. (a)(b)	14,247	95,170
Geron Corp. (a)(b)	680,058	1,462,125
Global Blood Therapeutics, Inc. (a)(b)	84,645	2,357,363
GlycoMimetics, Inc. (a)	53,443	326,537
GTx, Inc. (a)(b)	30,934	145,699
Halozyme Therapeutics, Inc. (a)(b)	483,615	6,199,944
Harvard Apparatus (a)	22,493	8,376
Heat Biologics, Inc. (a)(b)	76,701	64,598
Hemispherx Biopharma, Inc. (a)(b)	63,934	30,369
Heron Therapeutics, Inc. (a)(b)	179,347	2,564,662
Histogenics Corp. (a)	270	451
iBio, Inc. (a)(b)	302,306	120,983
Idera Pharmaceuticals, Inc. (a)(b)	492,880	921,686
Ignyta, Inc. (a)	126,561	1,113,737
Immucell Corp. (a)(b)	6,741	37,413
Immune Design Corp. (a)(b)	53,841	274,589
Immune Pharmaceuticals, Inc. (a)(b)	304,264	50,508
ImmunoCellular Therapeutics Ltd. (a)(b)	9,947	26,857
ImmunoGen, Inc. (a)(b)	353,362	1,201,431
Immunomedics, Inc. (a)(b)	391,887	1,959,435
Infinity Pharmaceuticals, Inc. (a)	177,419	493,225
Inotek Pharmaceuticals Corp. (a)(b)	72,423	115,877
Inovio Pharmaceuticals, Inc. (a)(b)	314,008	2,213,756
Insmed, Inc. (a)(b)	258,127	4,111,963
Insys Therapeutics, Inc. (a)(b)	118,023	1,505,973
Intellia Therapeutics, Inc. (a)(b)	29,836	426,058
Intercept Pharmaceuticals, Inc. (a)(b)	72,526	9,253,592
Intrexon Corp. (a)(b)	264,752	5,893,380
Invitae Corp. (a)(b)	127,305	1,312,515
Ionis Pharmaceuticals, Inc. (a)(b)	505,528	25,160,129
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	549,355	9,278,606
IsoRay, Inc. (a)(b)	212,731	116,151
Juno Therapeutics, Inc. (a)(b)	314,741	7,566,374
Kalvista Pharmaceuticals, Inc. (a)(b)	3,322	24,085
Karyopharm Therapeutics, Inc. (a)	75,665	784,646
Keryx Biopharmaceuticals, Inc. (a)(b)	443,831	2,232,470
Kindred Biosciences, Inc. (a)	44,644	232,149
Kite Pharma, Inc. (a)(b)	184,878	13,083,816
Kura Oncology, Inc. (a)(b)	37,885	316,340
La Jolla Pharmaceutical Co. (a)(b)	54,204	1,816,376
Lexicon Pharmaceuticals, Inc. (a)(b)	206,977	3,555,927
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	82,450	8,626,744
General CVR (a)	26,087	91
Glucagon CVR (a)	26,087	652
rights (a)	26,087	60
TR Beta CVR (a)	26,087	261
Lion Biotechnologies, Inc. (a)(b)	189,227	1,447,587
Loxo Oncology, Inc. (a)(b)	68,346	3,037,296
Macrogenics, Inc. (a)	134,841	2,850,539
Madrigal Pharmaceuticals, Inc. (a)(b)	12,780	199,368
MannKind Corp. (a)(b)	1,243,115	658,851
Mast Therapeutics, Inc. (a)(b)	865,921	96,117
MediciNova, Inc. (a)(b)	111,867	720,423
MEI Pharma, Inc. (a)	92,428	156,203
Merrimack Pharmaceuticals, Inc. (a)	499,691	1,534,051
MiMedx Group, Inc. (a)(b)	425,532	3,646,809
Minerva Neurosciences, Inc. (a)	59,757	522,874
Mirati Therapeutics, Inc. (a)(b)	59,736	331,535
Momenta Pharmaceuticals, Inc. (a)	277,221	4,283,064
Myriad Genetics, Inc. (a)(b)	292,722	5,687,588
NanoViricides, Inc. (a)(b)	143,363	170,602
NantKwest, Inc. (a)(b)	102,796	486,225
Natera, Inc. (a)(b)	97,151	928,764
Navidea Biopharmaceuticals, Inc. (a)(b)	571,658	267,936
Neothetics, Inc. (a)(b)	19,486	28,839
Neuralstem, Inc. (a)(b)	67,699	313,446
Neurocrine Biosciences, Inc. (a)	373,073	16,474,904
NewLink Genetics Corp. (a)(b)	83,730	1,315,398
Nivalis Therapeutics, Inc. (a)(b)	71,774	195,943
Novavax, Inc. (a)(b)	1,386,707	2,093,928
Ohr Pharmaceutical, Inc. (a)(b)	106,178	94,828
OncoCyte Corp. (a)(b)	11,637	65,749
OncoGenex Pharmaceuticals, Inc. (a)(b)	89,591	48,827
OncoMed Pharmaceuticals, Inc. (a)(b)	79,764	810,402
Onconova Therapeutics, Inc. (a)(b)	3,480	9,570
OncoSec Medical, Inc. (a)(b)	52,231	75,213
Opexa Therapeutics, Inc. (a)(b)	35,198	33,438
OpGen, Inc. (a)(b)	41,093	41,915
Ophthotech Corp. (a)(b)	123,408	441,801
Opko Health, Inc. (a)(b)	1,527,782	12,818,091
Oragenics, Inc. (a)(b)	79,968	49,580
Organovo Holdings, Inc. (a)(b)	401,186	1,251,700
Osiris Therapeutics, Inc. (a)(b)	68,230	392,323
Otonomy, Inc. (a)	111,539	1,656,354
OvaScience, Inc. (a)(b)	154,817	229,129
Palatin Technologies, Inc. (a)(b)	469,289	171,760
PDL BioPharma, Inc. (b)	697,561	1,492,781
Peregrine Pharmaceuticals, Inc. (a)(b)	744,971	450,707
Pfenex, Inc. (a)	65,771	475,524
PharmAthene, Inc.	248,162	223,346
Portola Pharmaceuticals, Inc. (a)(b)	240,409	8,337,384
Progenics Pharmaceuticals, Inc. (a)(b)	288,372	3,241,301
Protagonist Therapeutics, Inc. (b)	27,757	384,712
Proteon Therapeutics, Inc. (a)(b)	24,275	44,909
Proteostasis Therapeutics, Inc. (b)	51,559	750,183
Prothena Corp. PLC (a)(b)	143,315	8,405,425
PTC Therapeutics, Inc. (a)(b)	143,526	1,956,259
Puma Biotechnology, Inc. (a)(b)	114,357	4,196,902
Radius Health, Inc. (a)(b)	160,244	6,752,682
Recro Pharma, Inc. (a)	54,942	428,548
REGENXBIO, Inc. (a)(b)	79,776	1,467,878
Regulus Therapeutics, Inc. (a)(b)	152,831	160,473
Repligen Corp. (a)(b)	149,763	4,719,032
Retrophin, Inc. (a)(b)	156,492	3,328,585
Rexahn Pharmaceuticals, Inc. (a)(b)	663,874	165,305
Rigel Pharmaceuticals, Inc. (a)	398,594	976,555
RXi Pharmaceuticals Corp. (a)(b)	26,638	18,114
Sage Therapeutics, Inc. (a)(b)	127,705	8,607,317
Sangamo Therapeutics, Inc. (a)(b)	331,713	1,509,294
Sarepta Therapeutics, Inc. (a)(b)	211,566	6,581,818
Seattle Genetics, Inc. (a)(b)	409,739	26,899,365
Selecta Biosciences, Inc.	26,257	343,442
Seres Therapeutics, Inc. (a)(b)	79,929	773,713
Sorrento Therapeutics, Inc. (a)(b)	157,085	816,842
Spark Therapeutics, Inc. (a)(b)	92,671	5,910,556
Spectrum Pharmaceuticals, Inc. (a)(b)	277,239	1,774,330
Stemline Therapeutics, Inc. (a)	87,233	610,631
Sunesis Pharmaceuticals, Inc. (a)(b)	46,639	196,350
Syndax Pharmaceuticals, Inc. (b)	40,813	464,452
Synergy Pharmaceuticals, Inc. (a)(b)	841,260	4,870,895
Synthetic Biologics, Inc. (a)(b)	314,451	248,416
Syros Pharmaceuticals, Inc. (b)	17,966	198,524
T2 Biosystems, Inc. (a)(b)	68,463	386,816
Tenax Therapeutics, Inc. (a)(b)	74,064	53,882
TESARO, Inc. (a)(b)	144,343	27,189,891
TG Therapeutics, Inc. (a)(b)	186,172	1,061,180
Threshold Pharmaceuticals, Inc. (a)(b)	253,633	154,006
Tokai Pharmaceuticals, Inc. (a)(b)	28,989	23,771
TONIX Pharmaceuticals Holding (a)(b)	69,435	34,718
TRACON Pharmaceuticals, Inc. (a)(b)	15,504	60,466
Trevena, Inc. (a)	153,673	623,912
Trovagene, Inc. (a)(b)	105,483	205,692
Ultragenyx Pharmaceutical, Inc. (a)(b)	163,002	13,868,210
United Therapeutics Corp. (a)(b)	179,606	26,531,398
Vanda Pharmaceuticals, Inc. (a)	183,750	2,618,438
Veracyte, Inc. (a)	61,383	475,718
Verastem, Inc. (a)	127,456	145,300
Vericel Corp. (a)(b)	180,932	542,796
Versartis, Inc. (a)(b)	107,155	2,341,337
Vical, Inc. (a)(b)	29,955	63,804
Viking Therapeutics, Inc. (a)(b)	31,264	47,834
VistaGen Therapeutics, Inc.	30,097	76,747
Vital Therapies, Inc. (a)	89,620	416,733
Voyager Therapeutics, Inc. (a)(b)	22,537	291,854
vTv Therapeutics, Inc. Class A (a)	25,196	151,932
Windtree Therapeutics, Inc. (a)(b)	42,582	49,395
Xbiotech, Inc. (a)(b)	70,101	945,662
Xencor, Inc. (a)	153,276	3,808,909
XOMA Corp. (a)(b)	33,875	159,213
Zafgen, Inc. (a)	77,644	308,247
ZIOPHARM Oncology, Inc. (a)(b)	517,531	3,286,322
		692,496,507
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	98,681	4,919,248
Abiomed, Inc. (a)	166,645	19,659,111
Accuray, Inc. (a)(b)	386,365	1,989,780
Aethlon Medical, Inc. (a)(b)	20,809	78,034
Akers Biosciences, Inc. (a)(b)	12,000	15,600
Alere, Inc. (a)	372,754	14,276,478
Align Technology, Inc. (a)	311,125	31,971,205
Allied Healthcare Products, Inc. (a)	2,477	4,607
Alliqua Biomedical, Inc. (a)(b)	63,749	30,918
Alphatec Holdings, Inc. (a)	44,081	148,553
Amedica Corp. (a)(b)	45,747	17,750
Analogic Corp.	56,318	4,637,787
Angiodynamics, Inc. (a)(b)	141,600	2,315,160
Anika Therapeutics, Inc. (a)(b)	64,722	3,028,342
Antares Pharma, Inc. (a)	600,040	1,476,098
Apollo Endosurgery, Inc. (a)(b)	813	8,179
Atossa Genetics, Inc. (a)(b)	5,394	7,767
Atricure, Inc. (a)(b)	137,373	2,507,057
Atrion Corp.	6,025	2,940,501
Avinger, Inc. (a)(b)	84,296	214,955
AxoGen, Inc. (a)	116,552	1,217,968
BioLase Technology, Inc. (a)	142,344	207,822
BioLife Solutions, Inc. (a)(b)	69,384	134,605
Bovie Medical Corp. (a)	92,879	296,284
Cantel Medical Corp.	157,446	12,927,891
Cardiovascular Systems, Inc. (a)	142,913	4,058,729
CAS Medical Systems, Inc. (a)(b)	6,117	8,931
Cerus Corp. (a)(b)	442,280	1,853,153
Cesca Therapeutics, Inc. (a)(b)	3,165	9,400
Chembio Diagnostics, Inc. (a)(b)	41,523	244,986
Cogentix Medical, Inc. (a)	158,919	333,730
ConforMis, Inc. (a)(b)	157,069	790,057
CONMED Corp.	112,423	4,679,045
Corindus Vascular Robotics, Inc. (a)(b)	318,995	255,196
Cryolife, Inc. (a)	115,652	1,850,432
Cutera, Inc. (a)	50,450	1,029,180
Cynosure, Inc. Class A (a)(b)	101,706	6,712,596
CytoSorbents Corp. (a)(b)	88,558	500,353
Delcath Systems, Inc. (a)	1,996	274
DexCom, Inc. (a)(b)	354,205	27,684,663
Dextera Surgical, Inc. (a)	25,108	29,125
Dynatronics Corp. (a)(b)	3,425	9,590
Ekso Bionics Holdings, Inc. (a)(b)	67,474	213,893
Electromed, Inc. (a)	18,483	90,567
Endologix, Inc. (a)(b)	345,834	2,285,963
Entellus Medical, Inc. (a)(b)	52,720	733,862
EnteroMedics, Inc. (a)(b)	307	1,953
Exactech, Inc. (a)	45,189	1,098,093
Fonar Corp. (a)	28,662	530,247
Genmark Diagnostics, Inc. (a)(b)	196,224	2,221,256
Glaukos Corp. (a)(b)	52,451	2,386,521
Globus Medical, Inc. (a)(b)	304,415	8,465,781
Haemonetics Corp. (a)	218,654	8,162,354
Halyard Health, Inc. (a)(b)	208,542	8,145,651
Hill-Rom Holdings, Inc.	252,472	16,776,764
ICU Medical, Inc. (a)	62,079	9,336,682
Inogen, Inc. (a)	66,697	4,576,748
InspireMD, Inc. (a)(b)	394	926
Insulet Corp. (a)(b)	245,364	10,688,056
Integer Holdings Corp. (a)	117,007	4,229,803
Integra LifeSciences Holdings Corp. (a)(b)	252,956	10,811,339
Invacare Corp.	128,531	1,555,225
InVivo Therapeutics Holdings Corp. (a)(b)	122,248	513,442
Invuity, Inc. (a)(b)	46,878	367,992
IRadimed Corp. (a)(b)	17,654	147,411
iRhythm Technologies, Inc. (b)	43,385	1,671,190
Iridex Corp. (a)	22,946	363,465
K2M Group Holdings, Inc. (a)(b)	147,852	2,964,433
Kewaunee Scientific Corp.	5,250	132,563
Lantheus Holdings, Inc. (a)	86,286	1,104,461
LeMaitre Vascular, Inc.	55,211	1,222,372
LivaNova PLC (a)(b)	184,089	9,278,086
Masimo Corp. (a)	185,950	16,802,442
Meridian Bioscience, Inc.	201,601	2,590,573
Merit Medical Systems, Inc. (a)	190,307	5,861,456
MGC Diagnostics Corp.	3,151	31,226
Microbot Medical, Inc. (a)(b)	30,945	210,117
Milestone Scientific, Inc. (a)(b)	45,410	68,115
Misonix, Inc. (a)(b)	18,363	183,630
Natus Medical, Inc. (a)	141,594	5,242,518
Neogen Corp. (a)	163,478	10,603,183
NeuroMetrix, Inc. (a)(b)	6,742	4,079
Nevro Corp. (a)(b)	95,697	9,185,955
NuVasive, Inc. (a)(b)	217,518	16,261,646
Nuvectra Corp. (a)	32,436	240,675
NxStage Medical, Inc. (a)	252,213	7,203,203
OraSure Technologies, Inc. (a)	230,100	2,579,421
Orthofix International NV (a)	75,792	2,706,532
Penumbra, Inc. (a)(b)	109,863	8,437,478
PhotoMedex, Inc. (a)(b)	12,583	27,431
Presbia PLC (a)	11,158	36,375
Presbia PLC rights 3/8/17 (a)(b)	11,158	2,901
Pulse Biosciences, Inc. (b)	23,721	318,810
Quidel Corp. (a)	119,955	2,519,055
ResMed, Inc. (b)	600,597	43,261,002
Retractable Technologies, Inc. (a)(b)	36,514	37,244
Rockwell Medical Technologies, Inc. (a)(b)	186,712	1,109,069
Roka Bioscience, Inc. (a)	1,791	7,988
RTI Biologics, Inc. (a)	228,763	857,861
Seaspine Holdings Corp. (a)	35,570	252,191
Second Sight Medical Products, Inc. (a)(b)	63,760	106,479
Second Sight Medical Products, Inc. rights 3/6/17 (a)(b)	63,760	1
Sientra, Inc. (a)(b)	46,108	448,631
Staar Surgical Co. (a)(b)	117,470	1,168,827
Steris PLC	366,449	25,699,068
STRATA Skin Sciences, Inc. (a)(b)	11,736	6,983
Sunshine Heart, Inc. (a)	1,359	6,061
SurModics, Inc. (a)	57,901	1,433,050
Synergetics U.S.A., Inc. (a)	76,412	14,518
Tactile Systems Technology, Inc. (b)	14,427	291,858
Tandem Diabetes Care, Inc. (a)(b)	83,217	199,721
TearLab Corp. (a)(b)	10,020	51,503
Teleflex, Inc.	184,965	35,361,609
The Spectranetics Corp. (a)(b)	189,127	5,262,459
TransEnterix, Inc. (a)(b)	303,304	397,328
Unilife Corp. (a)(b)	60,284	115,142
Utah Medical Products, Inc.	15,694	971,459
Vermillion, Inc. (a)(b)	65,547	151,414
ViewRay, Inc. (a)(b)	32,797	172,184
Viveve Medical, Inc. (b)	30,145	132,939
VolitionRx Ltd. (a)(b)	100,890	445,934
West Pharmaceutical Services, Inc.	307,529	25,361,917
Wright Medical Group NV (a)(b)	430,208	11,994,199
Zeltiq Aesthetics, Inc. (a)(b)	150,183	8,314,131
Zosano Pharma Corp. (a)	4,787	12,829
		519,920,659
Health Care Providers & Services - 1.5%
AAC Holdings, Inc. (a)(b)	40,868	374,760
Acadia Healthcare Co., Inc. (a)(b)	318,630	14,249,134
Aceto Corp.	125,041	1,918,129
Adcare Health Systems, Inc. (a)	40,556	54,751
Addus HomeCare Corp. (a)	29,838	960,784
Adeptus Health, Inc. Class A (a)(b)	59,436	401,193
Air Methods Corp. (a)(b)	140,691	5,325,154
Alliance Healthcare Services, Inc. (a)	38,536	398,848
Almost Family, Inc. (a)	48,270	2,396,606
Amedisys, Inc. (a)(b)	120,344	5,802,988
American Renal Associates Holdings, Inc. (b)	46,377	1,048,120
American Shared Hospital Services (a)	115	466
AMN Healthcare Services, Inc. (a)(b)	200,267	8,240,987
BioScrip, Inc. (a)(b)	530,489	801,038
BioTelemetry, Inc. (a)	124,954	3,180,079
Brookdale Senior Living, Inc. (a)	779,804	11,229,178
Caladrius Biosciences, Inc. (a)(b)	17,378	87,064
Capital Senior Living Corp. (a)(b)	114,940	1,930,992
Chemed Corp.	67,776	12,101,405
Civitas Solutions, Inc. (a)	72,322	1,337,957
Community Health Systems, Inc. (a)(b)	477,915	4,659,671
Corvel Corp. (a)	44,212	1,786,165
Cross Country Healthcare, Inc. (a)	142,947	2,211,390
Digirad Corp.	52,208	274,092
Diplomat Pharmacy, Inc. (a)(b)	182,194	2,468,729
Diversicare Healthcare Services, Inc.	13,755	134,249
Five Star Quality Care, Inc. (a)	200,855	461,967
Genesis HealthCare, Inc. Class A (a)	122,459	394,318
HealthEquity, Inc. (a)	180,654	7,894,580
HealthSouth Corp. (b)	390,957	16,545,300
Hooper Holmes, Inc. (a)(b)	8,570	7,207
InfuSystems Holdings, Inc. (a)	46,642	102,612
Interpace Diagnostics Group, Inc. (a)(b)	1,928	5,360
Kindred Healthcare, Inc.	383,129	3,448,161
Landauer, Inc.	39,153	2,045,744
LHC Group, Inc. (a)	64,123	3,079,186
LifePoint Hospitals, Inc. (a)(b)	171,801	11,003,854
Magellan Health Services, Inc. (a)	97,206	6,721,795
MEDNAX, Inc. (a)(b)	385,751	27,461,614
Molina Healthcare, Inc. (a)(b)	177,738	8,622,070
National Healthcare Corp.	53,157	3,966,575
National Research Corp. Class A	28,515	531,805
Owens & Minor, Inc.	258,241	9,317,335
PharMerica Corp. (a)	129,707	3,190,792
Premier, Inc. (a)(b)	220,638	6,934,652
Providence Service Corp. (a)	51,522	2,092,824
Psychemedics Corp.	24,573	522,176
Quorum Health Corp. (a)(b)	123,157	1,052,992
RadNet, Inc. (a)	138,775	825,711
Select Medical Holdings Corp. (a)	443,133	6,381,115
Sharps Compliance Corp. (a)(b)	38,932	181,423
SunLink Health Systems, Inc. (a)	19,190	30,704
Surgery Partners, Inc. (a)(b)	80,397	1,808,933
Surgical Care Affiliates, Inc. (a)	118,457	6,718,881
Teladoc, Inc. (a)(b)	150,848	3,326,198
Tenet Healthcare Corp. (a)(b)	386,038	7,450,533
The Ensign Group, Inc.	199,453	3,757,695
Tivity Health, Inc. (a)(b)	134,661	3,891,703
Triple-S Management Corp. (a)(b)	94,940	1,772,530
U.S. Physical Therapy, Inc.	50,320	3,806,708
Universal American Spin Corp. (a)	221,846	2,207,368
VCA, Inc. (a)	343,141	31,191,517
Wellcare Health Plans, Inc. (a)	185,706	26,221,687
		298,349,554
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	797,527	9,713,879
Arrhythmia Research Technology, Inc. (a)	9,913	39,652
athenahealth, Inc. (a)(b)	165,050	19,464,347
Castlight Health, Inc. Class B (a)(b)	169,886	603,095
Computer Programs & Systems, Inc. (b)	45,217	1,216,337
Connecture, Inc. (a)(b)	29,490	56,621
Evolent Health, Inc. (a)(b)	74,976	1,477,027
HealthStream, Inc. (a)(b)	109,089	2,669,408
HMS Holdings Corp. (a)	371,818	6,926,969
HTG Molecular Diagnostics (a)(b)	19,859	54,215
iCAD, Inc. (a)	51,129	192,245
Inovalon Holdings, Inc. Class A (a)(b)	288,458	3,461,496
Medidata Solutions, Inc. (a)(b)	235,569	13,173,018
Omnicell, Inc. (a)	150,731	5,731,546
Quality Systems, Inc. (a)	196,746	3,002,344
Rennova Health, Inc. (a)(b)	618	1,112
Simulations Plus, Inc.	44,648	430,853
Streamline Health Solutions, Inc. (a)	74,551	93,934
Tabula Rasa HealthCare, Inc.	15,550	220,344
Veeva Systems, Inc. Class A (a)	426,164	18,619,105
Vocera Communications, Inc. (a)	109,046	2,256,162
		89,403,709
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)(b)	114,176	2,911,488
Albany Molecular Research, Inc. (a)(b)	96,920	1,450,892
Bio-Rad Laboratories, Inc. Class A (a)(b)	86,681	16,871,590
Bio-Techne Corp.	156,301	16,617,922
Bioanalytical Systems, Inc. (a)	4,687	7,593
Bruker Corp.	458,327	11,068,597
Cambrex Corp. (a)	131,767	7,425,070
Charles River Laboratories International, Inc. (a)	203,176	17,670,217
ChromaDex, Inc. (a)(b)	68,981	190,388
CombiMatrix Corp. (a)(b)	922	4,287
Enzo Biochem, Inc. (a)	158,649	1,023,286
Fluidigm Corp. (a)(b)	119,521	784,058
Harvard Bioscience, Inc. (a)	111,418	311,970
INC Research Holdings, Inc. Class A (a)	228,333	9,966,735
Luminex Corp. (b)	172,073	3,197,116
Medpace Holdings, Inc.	29,956	867,226
Nanostring Technologies, Inc. (a)(b)	57,423	1,083,572
NeoGenomics, Inc. (a)(b)	214,850	1,733,840
Pacific Biosciences of California, Inc. (a)(b)	358,931	1,812,602
PAREXEL International Corp. (a)(b)	221,017	14,297,590
PRA Health Sciences, Inc. (a)	161,693	9,541,504
pSivida Corp. (a)(b)	97,016	169,778
Quintiles Transnational Holdings, Inc. (a)	570,505	44,151,382
VWR Corp. (a)(b)	367,356	10,322,704
		173,481,407
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	126,457	385,694
Achaogen, Inc. (a)(b)	104,598	2,452,823
Aclaris Therapeutics, Inc. (a)	60,308	1,883,419
Adamis Pharmaceuticals Corp. (a)(b)	43,533	150,189
Aerie Pharmaceuticals, Inc. (a)(b)	140,394	6,647,656
Agile Therapeutics, Inc. (a)(b)	73,763	163,754
Akorn, Inc. (a)(b)	372,666	7,755,179
Alimera Sciences, Inc. (a)(b)	102,415	132,115
Amphastar Pharmaceuticals, Inc. (a)	158,581	2,453,248
Ampio Pharmaceuticals, Inc. (a)(b)	182,288	149,476
ANI Pharmaceuticals, Inc. (a)(b)	33,859	2,000,051
ANI Pharmaceuticals, Inc. rights (a)	58,183	1
Apricus Biosciences, Inc. (a)(b)	18,299	53,067
Aradigm Corp. (a)	6,822	13,303
Aratana Therapeutics, Inc. (a)(b)	132,799	877,801
Assembly Biosciences, Inc. (a)(b)	65,478	1,365,871
AstraZeneca PLC rights (a)	21,542	0
Avexis, Inc. (b)	74,833	4,588,760
Axsome Therapeutics, Inc. (a)(b)	27,645	125,785
Bio Path Holdings, Inc. (a)(b)	346,086	283,133
Biodelivery Sciences International, Inc. (a)(b)	266,001	532,002
Catalent, Inc. (a)	531,126	15,243,316
Cempra, Inc. (a)(b)	210,034	714,116
Clearside Biomedical, Inc.	56,066	440,118
Collegium Pharmaceutical, Inc. (a)(b)	73,478	974,318
ContraVir Pharmaceuticals, Inc. (a)(b)	235,301	331,774
Corcept Therapeutics, Inc. (a)(b)	338,073	3,039,276
Corium International, Inc. (a)(b)	48,507	186,752
Cumberland Pharmaceuticals, Inc. (a)	33,632	190,021
CymaBay Therapeutics, Inc. (a)	70,792	249,896
DepoMed, Inc. (a)(b)	256,671	4,206,838
Dermira, Inc. (a)	115,936	3,905,884
Dipexium Pharmaceuticals, Inc. (a)(b)	35,432	38,975
Durect Corp. (a)(b)	559,539	576,325
Egalet Corp. (a)(b)	55,293	273,147
Endocyte, Inc. (a)(b)	136,613	280,057
Evoke Pharma, Inc. (a)(b)	15,864	52,193
Flex Pharma, Inc. (a)(b)	43,126	179,835
Heska Corp. (a)	28,264	2,621,203
Horizon Pharma PLC (a)(b)	676,188	10,852,817
Impax Laboratories, Inc. (a)	335,760	4,784,580
Imprimis Pharmaceuticals, Inc. (a)(b)	10,843	26,457
Innoviva, Inc. (a)(b)	359,646	4,153,911
Intersect ENT, Inc. (a)	111,651	1,518,454
Intra-Cellular Therapies, Inc. (a)(b)	141,086	1,841,172
Jaguar Animal Health, Inc. (a)(b)	27,742	33,013
Jazz Pharmaceuticals PLC (a)	253,776	33,655,773
Juniper Pharmaceuticals, Inc. (a)	42,963	212,667
KemPharm, Inc. (a)(b)	54,249	222,421
Lannett Co., Inc. (a)(b)	124,119	2,730,618
Lipocine, Inc. (a)(b)	61,637	244,083
Marinus Pharmaceuticals, Inc. (a)(b)	36,454	50,307
MyoKardia, Inc. (a)(b)	66,562	808,728
Nektar Therapeutics (a)(b)	685,488	8,966,183
Neos Therapeutics, Inc. (a)(b)	42,886	257,316
NovaBay Pharmaceuticals, Inc. (a)(b)	5,692	22,483
Novan, Inc. (b)	36,199	204,886
Ocera Therapeutics, Inc. (a)(b)	41,015	27,070
Ocular Therapeutix, Inc. (a)(b)	75,176	626,968
Omeros Corp. (a)(b)	175,766	2,139,072
Orexigen Therapeutics, Inc. (a)(b)	43,174	184,353
Pacira Pharmaceuticals, Inc. (a)(b)	166,651	7,282,649
Pain Therapeutics, Inc. (a)	144,997	82,967
Paratek Pharmaceuticals, Inc. (a)	73,764	1,102,772
Pernix Therapeutics Holdings, Inc. (a)(b)	31,117	100,197
Phibro Animal Health Corp. Class A	81,527	2,270,527
Prestige Brands Holdings, Inc. (a)	222,947	12,623,259
Reata Pharmaceuticals, Inc. (b)	30,813	781,110
Repros Therapeutics, Inc. (a)(b)	95,900	114,121
Revance Therapeutics, Inc. (a)(b)	90,833	1,907,493
Ritter Pharmaceuticals, Inc. (a)(b)	29,614	75,812
SciClone Pharmaceuticals, Inc. (a)	209,149	2,070,575
SCYNEXIS, Inc. (a)(b)	102,549	338,412
Sonoma Pharmaceuticals, Inc. (a)	13,177	92,898
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	103,601	1,217,312
Supernus Pharmaceuticals, Inc. (a)(b)	224,100	5,759,370
Teligent, Inc. (a)(b)	171,245	1,224,402
Tetraphase Pharmaceuticals, Inc. (a)	157,483	814,187
The Medicines Company (a)(b)	291,663	15,288,974
TherapeuticsMD, Inc. (a)(b)	746,255	4,686,481
Theravance Biopharma, Inc. (a)(b)	159,413	4,881,226
Titan Pharmaceuticals, Inc. (a)(b)	68,182	255,683
VIVUS, Inc. (a)(b)	380,623	426,298
WAVE Life Sciences (a)(b)	37,067	1,115,717
Zogenix, Inc. (a)(b)	100,903	1,044,346
Zynerba Pharmaceuticals, Inc. (a)(b)	45,110	1,033,019
		205,670,510

TOTAL HEALTH CARE		1,979,322,346

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.7%
AAR Corp.	137,004	4,715,678
Aerojet Rocketdyne Holdings, Inc. (a)	302,114	5,857,990
AeroVironment, Inc. (a)(b)	92,122	2,489,136
Air Industries Group, Inc. (a)	217	857
Arotech Corp. (a)	107,505	419,270
Astronics Corp. (a)	86,881	2,911,382
Astronics Corp. Class B (b)	7,288	249,468
Astrotech Corp. (a)(b)	39,511	62,822
BE Aerospace, Inc.	422,427	26,866,357
BWX Technologies, Inc.	425,731	19,770,948
CPI Aerostructures, Inc. (a)(b)	20,017	154,131
Cubic Corp.	108,530	5,703,252
Curtiss-Wright Corp.	182,417	17,845,855
DigitalGlobe, Inc. (a)	261,135	8,264,923
Ducommun, Inc. (a)	49,143	1,514,096
Engility Holdings, Inc. (a)	78,098	2,445,248
Esterline Technologies Corp. (a)(b)	125,296	11,138,814
HEICO Corp.	87,926	7,223,121
HEICO Corp. Class A	160,544	11,390,597
Hexcel Corp. (b)	384,219	21,124,361
Huntington Ingalls Industries, Inc.	193,617	42,305,315
Innovative Solutions & Support, Inc. (a)	34,266	107,595
KEYW Holding Corp. (a)(b)	187,901	1,863,978
KLX, Inc. (a)	224,831	11,317,993
Kratos Defense & Security Solutions, Inc. (a)(b)	243,773	2,011,127
LMI Aerospace, Inc. (a)	54,403	748,585
Mercury Systems, Inc. (a)	197,290	7,370,754
Micronet Enertec Technologies, Inc. (a)	8,571	11,399
Moog, Inc. Class A (a)	139,561	9,431,532
National Presto Industries, Inc. (b)	22,481	2,239,108
Orbital ATK, Inc.	243,874	22,538,835
SIFCO Industries, Inc. (a)	8,947	80,076
Sparton Corp. (a)	38,996	904,317
Spirit AeroSystems Holdings, Inc. Class A	510,021	31,422,394
Taser International, Inc. (a)(b)	221,441	5,684,390
Teledyne Technologies, Inc. (a)	150,350	19,757,494
Triumph Group, Inc.	207,553	5,769,973
Vectrus, Inc. (a)	43,256	1,047,228
Wesco Aircraft Holdings, Inc. (a)	255,497	3,091,514
		317,851,913
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	23,651
Air Transport Services Group, Inc. (a)	208,972	3,556,703
Atlas Air Worldwide Holdings, Inc. (a)	110,896	6,304,438
Echo Global Logistics, Inc. (a)(b)	112,314	2,454,061
Forward Air Corp.	135,469	6,712,489
Hub Group, Inc. Class A (a)	143,233	7,233,267
Park-Ohio Holdings Corp.	35,640	1,591,326
Radiant Logistics, Inc. (a)	114,943	643,681
XPO Logistics, Inc. (a)(b)	335,941	17,129,632
		45,649,248
Airlines - 0.4%
Allegiant Travel Co.	55,737	9,703,812
Hawaiian Holdings, Inc. (a)	220,896	10,746,590
JetBlue Airways Corp. (a)	1,331,436	26,575,463
SkyWest, Inc.	234,084	8,228,053
Spirit Airlines, Inc. (a)	287,546	15,012,777
		70,266,695
Building Products - 1.1%
A.O. Smith Corp.	617,131	31,078,717
AAON, Inc.	162,783	5,477,648
Advanced Drain Systems, Inc. Del	158,188	3,488,045
American Woodmark Corp. (a)	60,060	5,192,187
Apogee Enterprises, Inc. (b)	124,252	7,104,729
Armstrong World Industries, Inc. (a)(b)	218,003	10,028,138
Builders FirstSource, Inc. (a)	357,500	4,626,050
Continental Building Products, Inc. (a)	175,679	4,295,352
CSW Industrials, Inc. (a)	65,607	2,434,020
GCP Applied Technologies, Inc. (a)	311,495	8,207,893
Gibraltar Industries, Inc. (a)(b)	132,516	5,492,788
GMS, Inc. (b)	36,631	1,101,860
Griffon Corp.	137,012	3,445,852
Insteel Industries, Inc.	70,957	2,562,967
Lennox International, Inc.	159,485	26,254,421
Masonite International Corp. (a)	125,788	9,824,043
NCI Building Systems, Inc. (a)	175,187	2,802,992
Owens Corning	480,487	28,103,685
Patrick Industries, Inc. (a)	63,729	5,088,761
PGT, Inc. (a)(b)	209,632	2,106,802
Ply Gem Holdings, Inc. (a)(b)	91,867	1,598,486
Quanex Building Products Corp.	151,050	2,953,028
Simpson Manufacturing Co. Ltd.	177,509	7,661,288
Trex Co., Inc. (a)	121,992	8,296,676
Universal Forest Products, Inc.	87,029	8,338,248
USG Corp. (a)(b)	380,263	12,826,271
		210,390,947
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	247,365	10,090,018
ACCO Brands Corp. (a)	458,817	6,148,148
Acme United Corp.	1,357	35,078
ADS Waste Holdings, Inc.	102,195	2,236,027
Amrep Corp. (a)	2,745	16,607
Aqua Metals, Inc. (a)(b)	51,237	873,078
ARC Document Solutions, Inc. (a)	152,363	612,499
Avalon Holdings Corp. Class A (a)	128	356
Brady Corp. Class A	208,792	7,986,294
Casella Waste Systems, Inc. Class A (a)	167,872	1,960,745
CECO Environmental Corp.	121,214	1,369,718
Cemtrex, Inc. (a)(b)	35,054	124,091
Cenveo, Inc. (a)	27,357	152,378
Clean Harbors, Inc. (a)(b)	217,165	12,586,883
Command Security Corp. (a)	4,127	11,019
CompX International, Inc. Class A	729	10,862
Copart, Inc. (a)(b)	424,035	25,077,430
Covanta Holding Corp. (b)	550,688	8,921,146
Deluxe Corp.	204,230	15,029,286
Ecology & Environment, Inc. Class A (b)	5,634	56,340
Ennis, Inc.	112,391	1,837,593
Essendant, Inc.	149,260	2,377,712
Fuel Tech, Inc. (a)(b)	72,552	80,533
G&K Services, Inc. Class A	81,504	7,702,128
Healthcare Services Group, Inc.	311,183	12,876,753
Heritage-Crystal Clean, Inc. (a)	56,848	847,035
Herman Miller, Inc.	257,864	7,684,347
HNI Corp.	188,336	8,629,556
Hudson Technologies, Inc. (a)	146,227	1,046,985
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(b)	12,843	26,713
InnerWorkings, Inc. (a)(b)	147,590	1,433,099
Interface, Inc.	279,580	5,284,062
Intersections, Inc. (a)(b)	42,827	158,032
KAR Auction Services, Inc.	579,838	25,988,339
Kimball International, Inc. Class B	155,232	2,545,805
Knoll, Inc.	209,542	4,683,264
LSC Communications, Inc.	113,490	3,225,386
MagneGas Corp. (a)(b)	120,800	57,380
Matthews International Corp. Class A	137,108	9,028,562
McGrath RentCorp.	100,232	3,771,730
Mobile Mini, Inc.	186,025	6,055,114
Msa Safety, Inc.	133,863	9,671,602
Multi-Color Corp.	56,134	4,024,808
NL Industries, Inc. (a)	19,361	114,230
Odyssey Marine Exploration, Inc. (a)(b)	21,390	87,057
Performant Financial Corp. (a)	101,625	182,925
Perma-Fix Environmental Services, Inc. (a)	24,334	71,785
Pitney Bowes, Inc.	765,000	10,434,600
Quad/Graphics, Inc.	135,690	3,683,984
Quest Resource Holding Corp. (a)(b)	36,362	77,451
R.R. Donnelley & Sons Co.	314,030	5,266,283
Rollins, Inc. (b)	417,668	15,269,942
SP Plus Corp. (a)	79,537	2,565,068
Steelcase, Inc. Class A	394,969	6,319,504
Team, Inc. (a)(b)	125,378	4,306,734
Tetra Tech, Inc.	245,125	9,866,281
The Brink's Co.	189,768	10,143,100
TRC Companies, Inc. (a)	102,117	1,046,699
U.S. Ecology, Inc.	93,664	4,753,448
UniFirst Corp.	66,836	8,895,872
Versar, Inc. (a)	11,390	11,732
Viad Corp.	92,139	4,348,961
Virco Manufacturing Co. (a)	17,110	71,007
VSE Corp.	30,956	1,259,290
West Corp.	203,091	4,855,906
		305,966,400
Construction & Engineering - 0.7%
AECOM (a)	639,487	23,245,352
Aegion Corp. (a)	141,758	3,226,412
Ameresco, Inc. Class A (a)	64,825	327,366
Argan, Inc.	59,650	4,109,885
Chicago Bridge & Iron Co. NV (b)	437,751	14,695,301
Comfort Systems U.S.A., Inc.	162,547	6,201,168
Dycom Industries, Inc. (a)(b)	130,787	10,748,076
EMCOR Group, Inc.	255,299	15,695,783
Goldfield Corp.	101,619	736,738
Granite Construction, Inc.	173,385	9,191,139
Great Lakes Dredge & Dock Corp. (a)	240,564	1,046,453
HC2 Holdings, Inc. (a)	149,409	821,750
Ies Holdings, Inc. (a)	36,498	684,338
KBR, Inc.	603,692	9,085,565
Layne Christensen Co. (a)(b)	75,245	718,590
MasTec, Inc. (a)	278,293	10,923,000
MYR Group, Inc. (a)	77,211	2,896,185
Northwest Pipe Co. (a)	38,191	667,961
NV5 Holdings, Inc. (a)	32,951	1,212,597
Orion Group Holdings, Inc. (a)	118,649	1,110,555
Primoris Services Corp.	176,834	4,396,093
Sterling Construction Co., Inc. (a)	97,756	878,826
Tutor Perini Corp. (a)	164,102	4,996,906
Valmont Industries, Inc.	94,553	14,868,459
		142,484,498
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	28,596	690,593
American Electric Technologies, Inc. (a)	11,601	22,042
American Superconductor Corp. (a)(b)	49,372	301,663
AZZ, Inc.	113,590	6,662,054
Babcock & Wilcox Enterprises, Inc. (a)	206,668	3,410,022
Broadwind Energy, Inc. (a)	50,197	276,585
Capstone Turbine Corp. (a)(b)	61,006	44,229
Digital Power Corp. (a)(b)	4,632	2,872
Encore Wire Corp.	85,221	4,047,998
Energous Corp. (a)(b)	68,702	1,053,889
Energy Focus, Inc. (a)(b)	31,432	97,125
EnerSys	187,936	14,420,329
Enphase Energy, Inc. (a)(b)	152,367	272,737
EnSync, Inc. (a)(b)	116,581	65,402
Espey Manufacturing & Electronics Corp.	5,358	130,896
FuelCell Energy, Inc. (a)(b)	143,094	221,796
Generac Holdings, Inc. (a)(b)	277,773	10,844,258
General Cable Corp.	226,028	3,774,668
Hubbell, Inc. Class B	214,853	25,485,863
Ideal Power, Inc. (a)(b)	18,012	51,334
LSI Industries, Inc.	102,850	1,016,158
Ocean Power Technologies, Inc. (a)(b)	5,215	13,350
Orion Energy Systems, Inc. (a)(b)	83,634	162,250
Plug Power, Inc. (a)(b)	929,810	1,004,195
Powell Industries, Inc.	39,054	1,274,723
Power Solutions International, Inc. (a)(b)	16,088	85,266
Preformed Line Products Co.	9,836	452,653
Real Goods Solar, Inc. (a)	1	2
Regal Beloit Corp.	191,983	14,293,134
Revolution Lighting Technologies, Inc. (a)(b)	14,605	90,843
Sensata Technologies Holding BV (a)	721,975	29,637,074
Sunrun, Inc. (a)(b)	267,146	1,520,061
Thermon Group Holdings, Inc. (a)(b)	139,286	2,808,006
TPI Composites, Inc. (b)	29,894	521,650
Ultralife Corp. (a)	43,594	237,587
Vicor Corp. (a)	64,365	1,045,931
		126,039,238
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	271,167	28,011,551
ITT, Inc.	369,894	15,154,557
Raven Industries, Inc.	151,284	4,470,442
		47,636,550
Machinery - 3.5%
Actuant Corp. Class A	250,824	6,659,377
AGCO Corp.	281,285	17,135,882
Alamo Group, Inc.	44,311	3,329,972
Albany International Corp. Class A	124,228	5,633,740
Allison Transmission Holdings, Inc.	703,299	25,304,698
Altra Industrial Motion Corp.	113,697	4,417,128
American Railcar Industries, Inc. (b)	34,464	1,535,716
ARC Group Worldwide, Inc. (a)	25,827	112,347
Art's-Way Manufacturing Co., Inc. (a)	9,831	37,849
Astec Industries, Inc.	82,659	5,221,569
Barnes Group, Inc.	212,126	10,629,634
Blue Bird Corp. (a)(b)	33,713	573,121
Briggs & Stratton Corp.	186,489	3,990,865
Chart Industries, Inc. (a)(b)	128,521	4,574,062
Chicago Rivet & Machine Co.	772	33,976
CIRCOR International, Inc.	70,709	4,391,736
Colfax Corp. (a)	420,090	15,984,425
Columbus McKinnon Corp. (NY Shares)	93,121	2,403,453
Commercial Vehicle Group, Inc. (a)	112,254	707,200
Crane Co.	208,322	15,059,597
Dmc Global, Inc.	52,475	784,501
Donaldson Co., Inc.	564,856	24,260,565
Douglas Dynamics, Inc.	97,040	3,236,284
Eastern Co.	18,085	349,945
Energy Recovery, Inc. (a)(b)	131,400	1,105,074
EnPro Industries, Inc.	92,743	6,054,263
ESCO Technologies, Inc.	113,837	6,169,965
ExOne Co. (a)(b)	41,005	406,770
Federal Signal Corp.	258,672	3,849,039
Franklin Electric Co., Inc.	165,442	6,932,020
FreightCar America, Inc.	54,073	741,341
Gencor Industries, Inc. (a)	30,519	434,896
Global Brass & Copper Holdings, Inc.	92,327	3,106,804
Gorman-Rupp Co.	73,596	2,291,043
Graco, Inc. (b)	234,559	21,288,575
Graham Corp.	37,894	831,015
Greenbrier Companies, Inc. (b)	114,922	4,832,470
Hardinge, Inc.	38,805	406,288
Harsco Corp.	330,024	4,653,338
Hillenbrand, Inc.	272,222	9,895,270
Hurco Companies, Inc.	23,780	653,950
Hyster-Yale Materials Handling Class A	40,984	2,495,516
IDEX Corp.	325,775	30,033,197
Jason Industries, Inc. (a)	35,118	48,112
John Bean Technologies Corp.	123,335	11,026,149
Joy Global, Inc.	397,468	11,204,623
Kadant, Inc.	49,681	3,075,254
Kennametal, Inc.	331,790	12,306,091
Key Technology, Inc. (a)	12,346	160,498
L.B. Foster Co. Class A	36,564	510,068
Lincoln Electric Holdings, Inc. (b)	261,654	22,033,883
Lindsay Corp. (b)	45,351	3,631,255
LiqTech International, Inc. (a)(b)	90,569	44,379
Lydall, Inc. (a)	75,237	3,814,516
Manitex International, Inc. (a)(b)	52,326	403,957
Manitowoc Co., Inc. (a)(b)	602,455	3,662,926
Meritor, Inc. (a)	363,284	5,939,693
MFRI, Inc. (a)	13,428	108,095
Middleby Corp. (a)(b)	241,915	33,556,030
Milacron Holdings Corp. (a)(b)	125,873	2,285,854
Miller Industries, Inc.	42,091	1,052,275
Mueller Industries, Inc.	241,708	10,108,229
Mueller Water Products, Inc. Class A	680,471	8,431,036
Navistar International Corp. New (a)(b)	282,246	7,629,109
NN, Inc.	109,273	2,196,387
Nordson Corp.	225,907	27,117,876
Omega Flex, Inc.	17,877	811,616
Oshkosh Corp.	310,557	21,083,715
Proto Labs, Inc. (a)(b)	102,324	5,586,890
RBC Bearings, Inc. (a)	104,850	9,782,505
Rexnord Corp. (a)	436,519	9,677,626
SPX Corp. (a)	179,809	4,743,361
SPX Flow, Inc. (a)	175,141	5,954,794
Standex International Corp.	53,793	5,137,232
Sun Hydraulics Corp.	104,684	3,873,308
Supreme Industries, Inc. Class A	47,294	924,598
Taylor Devices, Inc. (a)	3,820	55,237
Tennant Co.	76,781	5,393,865
Terex Corp.	442,231	13,815,296
The L.S. Starrett Co. Class A	20,536	225,896
Timken Co.	285,949	12,638,946
Titan International, Inc.	175,439	2,322,812
Toro Co.	460,091	27,702,079
TriMas Corp. (a)	189,278	4,173,580
Trinity Industries, Inc.	638,470	17,136,535
Twin Disc, Inc. (a)	30,909	565,635
Wabash National Corp. (b)	259,988	5,498,746
WABCO Holdings, Inc. (a)	219,513	24,646,920
Wabtec Corp. (b)	371,969	29,802,156
Watts Water Technologies, Inc. Class A	128,748	8,233,435
Woodward, Inc.	239,039	16,840,298
WSI Industries, Inc. (a)(b)	5,668	16,154
Xerium Technologies, Inc. (a)	47,721	245,286
		669,783,292
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)(b)	31,264	362,037
Kirby Corp. (a)(b)	222,344	15,386,205
Matson, Inc.	176,540	5,990,002
Rand Logistics, Inc. (a)	41,510	31,133
		21,769,377
Professional Services - 1.1%
Acacia Research Corp. (a)	201,733	1,180,138
Advisory Board Co. (a)(b)	168,033	7,561,485
Barrett Business Services, Inc.	30,306	1,940,493
BG Staffing, Inc.	22,343	292,917
CBIZ, Inc. (a)	268,820	3,575,306
CDI Corp. (a)	54,937	502,674
CEB, Inc.	141,077	10,940,521
Cogint, Inc. (a)(b)	131,602	480,347
CRA International, Inc.	36,975	1,325,924
DLH Holdings Corp. (a)	2,300	12,765
Exponent, Inc.	109,549	6,293,590
Franklin Covey Co. (a)	52,794	947,652
FTI Consulting, Inc. (a)	185,927	7,481,702
General Employment Enterprises, Inc. (a)(b)	3,794	17,490
GP Strategies Corp. (a)	66,351	1,635,552
Heidrick & Struggles International, Inc.	77,248	1,888,714
Hill International, Inc. (a)	138,135	683,768
Hudson Global, Inc.	74,637	79,862
Huron Consulting Group, Inc. (a)	92,323	4,011,434
ICF International, Inc. (a)	90,289	3,877,913
IHS Markit Ltd. (a)	1,376,034	54,766,153
Insperity, Inc.	79,486	6,617,210
Kelly Services, Inc. Class A (non-vtg.)	125,611	2,685,563
Kforce, Inc.	100,831	2,596,398
Korn/Ferry International	251,900	7,786,229
Lightbridge Corp. (a)(b)	12,874	13,260
Manpower, Inc.	279,114	27,085,223
Marathon Patent Group, Inc. (a)(b)	29,824	41,754
Mastech Digital, Inc. (a)	3,140	20,724
MISTRAS Group, Inc. (a)	72,071	1,623,039
Navigant Consulting, Inc. (a)	207,969	4,845,678
On Assignment, Inc. (a)	208,407	9,834,726
Pendrell Corp. (a)	55,317	363,986
RCM Technologies, Inc. (a)	26,829	155,608
Resources Connection, Inc.	147,742	2,496,840
RPX Corp. (a)	214,024	2,300,758
Spherix, Inc. (a)(b)	4,801	5,377
TransUnion Holding Co., Inc. (a)	431,324	15,997,807
TriNet Group, Inc. (a)	164,618	4,419,993
TrueBlue, Inc. (a)	180,396	4,681,276
Volt Information Sciences, Inc. (a)	35,427	258,617
WageWorks, Inc. (a)(b)	156,990	12,088,230
Willdan Group, Inc. (a)	29,384	814,524
		216,229,220
Road & Rail - 0.7%
AMERCO	23,456	9,061,053
ArcBest Corp.	99,747	2,927,574
Avis Budget Group, Inc. (a)	377,288	13,046,619
Celadon Group, Inc. (b)	115,770	931,949
Covenant Transport Group, Inc. Class A (a)	52,825	1,058,613
Genesee & Wyoming, Inc. Class A (a)	254,574	18,874,116
Heartland Express, Inc. (b)	226,325	4,693,981
Knight Transportation, Inc.	294,681	9,636,069
Landstar System, Inc.	171,575	14,892,710
Marten Transport Ltd.	99,587	2,444,861
Old Dominion Freight Lines, Inc.	290,724	26,676,834
P.A.M. Transportation Services, Inc. (a)	12,026	219,234
Patriot Transportation Holding, Inc. (a)	5,823	133,056
Roadrunner Transportation Systems, Inc. (a)	119,733	902,787
Saia, Inc. (a)	106,007	5,125,438
Swift Transporation Co. (a)(b)	336,535	7,309,540
U.S.A. Truck, Inc. (a)(b)	31,657	301,058
Universal Logistics Holdings I	36,649	500,259
Werner Enterprises, Inc. (b)	184,143	5,156,004
YRC Worldwide, Inc. (a)	143,374	1,840,922
		125,732,677
Trading Companies & Distributors - 1.1%
AeroCentury Corp. (a)(b)	740	7,363
Air Lease Corp. Class A	410,099	15,965,154
Aircastle Ltd.	248,136	5,962,708
Applied Industrial Technologies, Inc.	164,440	10,367,942
Beacon Roofing Supply, Inc. (a)	250,530	11,384,083
BlueLinx Corp. (a)	7,336	50,105
BMC Stock Holdings, Inc. (a)(b)	208,057	4,369,197
CAI International, Inc. (a)	69,862	1,080,765
DXP Enterprises, Inc. (a)	67,444	2,360,540
Empire Resources, Inc.	161	898
GATX Corp. (b)	164,158	9,534,297
General Finance Corp. (a)	1,148	5,797
H&E Equipment Services, Inc.	129,261	3,391,809
HD Supply Holdings, Inc. (a)	833,467	35,839,081
Herc Holdings, Inc. (a)	104,966	5,425,693
Houston Wire & Cable Co.	69,133	463,191
Huttig Building Products, Inc. (a)	27,411	182,557
Kaman Corp. (b)	123,042	6,369,884
Lawson Products, Inc. (a)	23,255	643,001
MRC Global, Inc. (a)	404,570	8,176,360
MSC Industrial Direct Co., Inc. Class A	185,720	18,681,575
Neff Corp. (a)	77,537	1,209,577
Nexeo Solutions, Inc. (a)(b)	267,934	2,481,069
Now, Inc. (a)(b)	449,797	8,609,115
Rush Enterprises, Inc. Class A (a)(b)	147,785	5,095,627
SiteOne Landscape Supply, Inc. (b)	90,003	3,529,018
Textainer Group Holdings Ltd. (b)	128,344	2,021,418
Titan Machinery, Inc. (a)(b)	71,633	1,013,607
Transcat, Inc. (a)	4,785	57,899
Triton International Ltd.	134,512	3,323,792
Univar, Inc. (a)	424,322	13,663,168
Veritiv Corp. (a)(b)	41,732	2,322,386
Watsco, Inc.	108,782	16,129,107
WESCO International, Inc. (a)	170,252	11,832,514
Willis Lease Finance Corp. (a)	19,324	491,216
		212,041,513
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	314,284	24,181,011

TOTAL INDUSTRIALS		2,536,022,579

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.7%
ADTRAN, Inc.	213,624	4,518,148
Aerohive Networks, Inc. (a)(b)	105,859	502,830
Applied Optoelectronics, Inc. (a)(b)	69,061	3,171,281
Arista Networks, Inc. (a)(b)	172,011	20,467,589
Arris International PLC (a)	801,612	20,681,590
Aviat Networks, Inc. (a)	16,520	256,060
Bel Fuse, Inc. Class B (non-vtg.)	44,160	1,152,576
Black Box Corp.	60,284	542,556
Brocade Communications Systems, Inc.	1,680,075	20,681,723
CalAmp Corp. (a)(b)	157,687	2,556,106
Calix Networks, Inc. (a)	185,025	1,276,673
Ciena Corp. (a)(b)	575,464	15,157,722
Clearfield, Inc. (a)(b)	45,932	750,988
ClearOne, Inc.	17,545	200,013
CommScope Holding Co., Inc. (a)	805,979	30,667,501
Communications Systems, Inc.	9,294	40,708
Comtech Telecommunications Corp.	95,819	1,093,295
Dasan Zhone Solutions, Inc. (a)	84,494	90,409
Digi International, Inc. (a)	105,508	1,297,748
EchoStar Holding Corp. Class A (a)	202,449	10,784,458
EMCORE Corp.	119,065	1,065,632
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	483,497	3,021,856
Finisar Corp. (a)(b)	464,467	15,550,355
Harmonic, Inc. (a)(b)	335,888	1,813,795
Infinera Corp. (a)(b)	601,987	6,531,559
InfoSonics Corp. (a)	41,938	25,494
InterDigital, Inc.	140,764	11,831,214
Inventergy Global, Inc. (a)(b)	2,324	1,164
Ixia (a)	264,926	5,192,550
KVH Industries, Inc. (a)	48,623	488,661
Lantronix, Inc. (a)	2,994	8,473
Lumentum Holdings, Inc. (a)	228,589	10,492,235
MRV Communications, Inc. (a)	14,786	113,852
NETGEAR, Inc. (a)	140,240	7,685,152
NetScout Systems, Inc. (a)	397,566	14,690,064
Oclaro, Inc. (a)(b)	514,809	4,375,877
Optical Cable Corp. (a)	11,466	39,558
Palo Alto Networks, Inc. (a)(b)	384,162	58,354,208
Parkervision, Inc. (a)(b)	61,776	130,347
PC-Tel, Inc.	66,388	371,773
Plantronics, Inc.	139,292	7,460,480
Relm Wireless Corp.	69,394	350,440
Resonant, Inc. (a)(b)	9,244	44,001
ShoreTel, Inc. (a)	323,573	2,103,225
Sonus Networks, Inc. (a)	207,458	1,224,002
Technical Communications Corp. (a)(b)	2,835	7,229
Tessco Technologies, Inc.	22,372	317,682
Ubiquiti Networks, Inc. (a)(b)	104,933	5,156,408
ViaSat, Inc. (a)(b)	216,792	14,923,961
Viavi Solutions, Inc. (a)	994,806	9,967,956
Westell Technologies, Inc. Class A (a)	150,024	105,767
xG Technology, Inc. (a)(b)	3,477	5,459
		319,340,403
Electronic Equipment & Components - 3.1%
ADDvantage Technologies Group, Inc. (a)	11,928	21,351
Agilysys, Inc. (a)	51,105	465,056
Anixter International, Inc. (a)	125,022	10,414,333
Applied DNA Sciences, Inc. (a)(b)	58,908	108,980
Arrow Electronics, Inc. (a)	375,393	27,103,375
Avnet, Inc.	542,919	25,017,708
AVX Corp.	269,889	4,188,677
Badger Meter, Inc.	128,072	4,687,435
Belden, Inc.	174,502	12,328,566
Benchmark Electronics, Inc. (a)	214,695	6,677,015
Cardtronics PLC	187,655	8,271,832
CDW Corp.	670,867	39,514,066
ClearSign Combustion Corp. (a)(b)	63,125	246,188
Cognex Corp.	363,521	27,922,048
Coherent, Inc. (a)(b)	102,395	18,695,279
Control4 Corp. (a)	71,474	1,067,107
CTS Corp.	132,796	2,908,232
CUI Global, Inc. (a)(b)	87,433	552,577
Daktronics, Inc.	164,465	1,541,037
Dell Technologies, Inc. (a)	940,234	59,695,457
Digital Ally, Inc. (a)(b)	15,000	69,750
Dolby Laboratories, Inc. Class A	239,530	11,710,622
Dynasil Corp. of America (a)	9,408	11,196
Echelon Corp. (a)	10,844	52,593
Electro Scientific Industries, Inc. (a)	117,839	787,165
eMagin Corp. (a)(b)	60,537	133,181
ePlus, Inc. (a)	28,412	3,606,903
Fabrinet (a)	156,736	6,512,381
FARO Technologies, Inc. (a)	66,952	2,309,844
Fitbit, Inc. (a)(b)	591,505	3,673,246
Frequency Electronics, Inc. (a)	18,354	203,546
Giga-Tronics, Inc. (a)	16,884	14,689
I. D. Systems Inc. (a)	39,946	234,084
Identiv, Inc. (a)	40,037	198,584
IEC Electronics Corp. (a)	18,101	68,241
II-VI, Inc. (a)	232,641	8,282,020
Image Sensing Systems, Inc. (a)	9,763	31,730
Insight Enterprises, Inc. (a)	148,004	6,269,449
Intellicheck Mobilisa, Inc. (a)	10,716	26,469
IntriCon Corp. (a)(b)	8,644	68,720
InvenSense, Inc. (a)(b)	365,652	4,515,802
IPG Photonics Corp. (a)(b)	157,463	18,627,873
Iteris, Inc. (a)	99,280	462,645
Itron, Inc. (a)	150,507	9,737,803
Jabil Circuit, Inc.	793,523	20,242,772
KEMET Corp. (a)	192,709	2,087,038
KEY Tronic Corp. (a)	23,864	173,014
Keysight Technologies, Inc. (a)	713,924	26,843,542
Kimball Electronics, Inc. (a)	122,862	1,978,078
Knowles Corp. (a)(b)	378,763	7,169,984
LGL Group, Inc. (a)	3,009	16,219
LightPath Technologies, Inc. Class A (a)(b)	21,115	49,620
Littelfuse, Inc.	97,101	15,676,956
LRAD Corp.	77,211	122,765
Luna Innovations, Inc. (a)(b)	137,097	253,629
Maxwell Technologies, Inc. (a)(b)	125,294	636,494
Mesa Laboratories, Inc.	14,131	1,766,658
Methode Electronics, Inc. Class A	158,180	6,564,470
MicroVision, Inc. (a)(b)	165,273	264,437
MOCON, Inc.	7,499	146,231
MTS Systems Corp. (b)	73,708	4,050,255
Napco Security Technolgies, Inc. (a)	24,581	212,626
National Instruments Corp.	464,688	14,981,541
Neonode, Inc. (a)(b)	121,979	198,826
NetList, Inc. (a)(b)	140,493	137,725
Novanta, Inc. (a)	134,092	3,258,436
OSI Systems, Inc. (a)(b)	81,512	6,147,635
Par Technology Corp. (a)	27,309	178,874
Park Electrochemical Corp.	84,819	1,621,739
PC Connection, Inc.	76,692	2,052,278
PC Mall, Inc. (a)(b)	33,187	892,730
Perceptron, Inc. (a)(b)	33,349	260,789
Plexus Corp. (a)	144,486	8,101,330
RadiSys Corp. (a)	140,804	537,871
Research Frontiers, Inc. (a)(b)	71,977	120,921
RF Industries Ltd.	13,982	20,274
Richardson Electronics Ltd.	36,856	228,139
Rogers Corp. (a)	76,413	6,304,837
Sanmina Corp. (a)	306,924	11,970,036
ScanSource, Inc. (a)	108,415	4,363,704
Sigmatron International, Inc. (a)	11,463	47,571
Superconductor Technologies, Inc. (a)(b)	3,452	4,108
SYNNEX Corp.	124,015	14,499,834
Systemax, Inc.	37,103	293,114
Tech Data Corp. (a)	151,995	13,223,565
Trimble, Inc. (a)	1,065,878	33,074,194
TTM Technologies, Inc. (a)(b)	359,670	5,812,267
Uni-Pixel, Inc. (a)(b)	176,104	183,148
Universal Display Corp. (b)	187,101	15,875,520
VeriFone Systems, Inc. (a)(b)	464,078	9,592,492
Vishay Intertechnology, Inc.	571,285	9,054,867
Vishay Precision Group, Inc. (a)	49,281	793,424
Wayside Technology Group, Inc.	13,442	239,268
Wireless Telecom Group, Inc. (a)	35,461	56,383
Zebra Technologies Corp. Class A (a)	223,963	20,315,684
		601,732,767
Internet Software & Services - 1.7%
2U, Inc. (a)(b)	177,592	6,490,988
Actua Corp. (a)(b)	161,479	2,212,262
Alarm.com Holdings, Inc. (a)	59,694	1,703,667
Amber Road, Inc. (a)	51,179	385,890
Angie's List, Inc. (a)(b)	174,389	929,493
AppFolio, Inc. (a)(b)	41,000	1,018,850
Apptio, Inc. Class A (b)	53,694	697,485
ARI Network Services, Inc. (a)	69,276	354,000
Autobytel, Inc. (a)	36,362	454,525
Bankrate, Inc. (a)	208,141	2,268,737
Bazaarvoice, Inc. (a)(b)	361,054	1,606,690
Benefitfocus, Inc. (a)(b)	64,424	1,710,457
BlackLine, Inc. (b)	50,060	1,428,212
Blucora, Inc. (a)	169,389	2,642,468
Box, Inc. Class A (a)(b)	260,618	4,592,089
Bridgeline Digital, Inc. (a)(b)	4,849	3,152
Brightcove, Inc. (a)	134,313	1,128,229
BroadVision, Inc. (a)	7,417	42,648
Carbonite, Inc. (a)	75,203	1,462,698
Care.com, Inc. (a)	60,820	620,364
ChannelAdvisor Corp. (a)	96,748	1,040,041
CommerceHub, Inc.:
Series A (a)(b)	53,243	878,510
Series C (a)	113,561	1,856,722
Cornerstone OnDemand, Inc. (a)	206,336	8,618,655
CoStar Group, Inc. (a)	138,155	28,070,333
Coupa Software, Inc. (b)	38,351	1,014,384
Determine, Inc. (a)	73,216	248,934
DHI Group, Inc. (a)	207,864	1,028,927
eGain Communications Corp. (a)	49,320	88,776
Endurance International Group Holdings, Inc. (a)(b)	277,948	2,362,558
Envestnet, Inc. (a)(b)	181,666	7,021,391
Five9, Inc. (a)	168,314	2,677,876
Functionx, Inc. (a)(b)	5,422	5,021
GlowPoint, Inc. (a)	321,954	102,993
GoDaddy, Inc. (a)(b)	201,815	7,436,883
Gogo, Inc. (a)(b)	231,929	2,458,447
GrubHub, Inc. (a)(b)	353,140	12,381,088
GTT Communications, Inc. (a)	111,714	3,116,821
Hortonworks, Inc. (a)(b)	191,509	1,903,599
IAC/InterActiveCorp (a)	316,593	23,408,886
Instructure, Inc. (a)(b)	28,818	659,932
Internap Network Services Corp. (a)	217,848	490,158
Inuvo, Inc. (a)	97,208	154,561
iPass, Inc. (a)	412,177	527,587
Issuer Direct Corp. (b)	35,897	362,560
j2 Global, Inc.	207,038	16,857,034
Leaf Group Ltd. (a)	37,558	294,830
Limelight Networks, Inc. (a)	235,738	530,411
Liquidity Services, Inc. (a)	90,620	738,553
LivePerson, Inc. (a)	210,941	1,487,134
LogMeIn, Inc.	219,516	20,140,593
Marchex, Inc. Class B (a)	112,959	301,601
Marin Software, Inc. (a)	77,141	177,424
Match Group, Inc. (a)(b)	181,237	2,928,790
MaxPoint Interactive, Inc. (a)(b)	8,863	40,770
MeetMe, Inc. (a)(b)	209,401	1,011,407
MINDBODY, Inc. (a)(b)	93,386	2,479,398
Net Element International, Inc. (a)(b)	25,699	20,893
New Relic, Inc. (a)(b)	140,622	4,947,082
NIC, Inc.	259,272	5,470,639
NumereX Corp. Class A (a)(b)	50,190	250,448
Nutanix, Inc. Class A (a)(b)	71,270	2,137,387
Onvia.com, Inc. (a)	2,326	10,351
Pandora Media, Inc. (a)(b)	951,350	11,777,713
Q2 Holdings, Inc. (a)	120,373	4,327,409
QuinStreet, Inc. (a)	158,196	510,973
Qumu Corp. (a)	84,064	181,578
Quotient Technology, Inc. (a)(b)	284,095	3,380,731
RealNetworks, Inc. (a)	91,284	447,292
Reis, Inc.	36,313	700,841
Remark Media, Inc. (a)(b)	45,073	134,318
RetailMeNot, Inc. (a)	153,715	1,375,749
Rightside Group Ltd. (a)	34,488	289,354
Rocket Fuel, Inc. (a)(b)	112,159	316,288
Sajan, Inc. (a)(b)	63,252	246,683
SecureWorks Corp. (b)	47,070	491,411
Shutterstock, Inc. (a)(b)	87,901	3,833,363
Spark Networks, Inc. (a)(b)	80,921	79,311
SPS Commerce, Inc. (a)	73,923	4,090,160
Stamps.com, Inc. (a)(b)	67,632	8,528,395
Support.com, Inc. (a)	55,905	121,314
Synacor, Inc. (a)	97,357	292,071
TechTarget, Inc. (a)	66,813	611,339
The Trade Desk, Inc. (b)	29,732	1,254,988
Travelzoo, Inc. (a)	32,602	295,048
Tremor Video, Inc. (a)	117,265	259,156
TrueCar, Inc. (a)(b)	232,205	3,264,802
Twilio, Inc. Class A (b)	74,929	2,376,748
Twitter, Inc. (a)(b)	2,504,510	39,496,123
Web.com Group, Inc. (a)(b)	229,327	4,414,545
WebMD Health Corp. (a)(b)	157,159	8,156,552
Xactly Corp. (a)	62,210	771,404
XO Group, Inc. (a)	103,677	1,910,767
Yelp, Inc. (a)	253,100	8,529,470
YuMe, Inc. (a)	148,498	540,533
Zillow Group, Inc.:
Class A (a)(b)	240,113	8,075,000
Class C (a)(b)	402,369	13,656,404
		334,231,125
IT Services - 3.3%
Acxiom Corp. (a)(b)	336,031	9,583,604
ALJ Regional Holdings, Inc. (a)	9,858	37,756
Amdocs Ltd.	639,800	38,803,870
Black Knight Financial Services, Inc. Class A (a)(b)	105,892	4,076,842
Blackhawk Network Holdings, Inc. (a)	238,077	8,677,907
Booz Allen Hamilton Holding Corp. Class A	626,868	22,423,068
Broadridge Financial Solutions, Inc.	502,426	34,833,195
CACI International, Inc. Class A (a)	104,626	13,120,100
CardConnect Corp. (a)(b)	25,256	359,898
Cartesian, Inc. (a)	2,929	3,280
Cass Information Systems, Inc.	39,706	2,587,640
Ciber, Inc. (a)(b)	291,584	95,144
Computer Sciences Corp.	590,473	40,482,829
Computer Task Group, Inc.	44,089	254,834
Conduent, Inc. (a)	725,000	11,665,250
Convergys Corp. (b)	403,700	8,832,956
CoreLogic, Inc. (a)	368,348	14,435,558
CSG Systems International, Inc.	138,202	5,446,541
CSP, Inc.	3,555	31,142
DST Systems, Inc.	133,098	15,918,521
Edgewater Technology, Inc. (a)	28,583	198,366
EPAM Systems, Inc. (a)	190,300	14,011,789
Euronet Worldwide, Inc. (a)	219,148	18,141,071
Everi Holdings, Inc. (a)	288,895	938,909
EVERTEC, Inc.	252,566	4,255,737
ExlService Holdings, Inc. (a)	146,644	6,549,121
First Data Corp. Class A (a)	782,021	12,590,538
FleetCor Technologies, Inc. (a)	388,144	65,984,480
Forrester Research, Inc.	46,079	1,681,884
Gartner, Inc. (a)	352,125	36,342,821
Genpact Ltd.	583,201	14,136,792
Hackett Group, Inc.	102,623	2,068,880
Information Services Group, Inc. (a)	108,930	345,308
Innodata, Inc. (a)	58,124	130,779
Jack Henry & Associates, Inc.	331,427	31,077,910
Leidos Holdings, Inc.	597,230	31,832,359
Lionbridge Technologies, Inc. (a)	236,377	1,359,168
ManTech International Corp. Class A	107,978	3,954,154
Mattersight Corp. (a)(b)	47,315	167,968
Maximus, Inc.	273,322	16,309,124
ModusLink Global Solutions, Inc. (a)(b)	128,863	186,851
MoneyGram International, Inc. (a)	117,075	1,493,877
NCI, Inc. Class A	29,120	430,976
Neustar, Inc. Class A (a)	233,360	7,735,884
Perficient, Inc. (a)	146,114	2,654,891
PFSweb, Inc. (a)	60,946	427,231
Planet Payment, Inc. (a)	177,497	725,963
PRG-Schultz International, Inc. (a)	115,194	719,963
Sabre Corp.	858,705	18,814,227
Science Applications International Corp.	187,327	16,291,829
ServiceSource International, Inc. (a)	263,840	1,039,530
Square, Inc. (a)	120,214	2,082,106
StarTek, Inc. (a)	22,269	197,081
Sykes Enterprises, Inc. (a)	174,382	4,746,678
Syntel, Inc. (b)	129,694	2,294,287
Sysorex Global (a)	4,486	1,054
Teletech Holdings, Inc.	76,566	2,319,950
Travelport Worldwide Ltd.	526,833	6,690,779
Unisys Corp. (a)(b)	210,045	2,919,626
Vantiv, Inc. (a)	651,385	42,587,551
Virtusa Corp. (a)(b)	123,714	3,836,371
WEX, Inc. (a)(b)	160,757	17,881,001
WidePoint Corp. (a)(b)	269,166	191,108
WPCS International, Inc. (a)(b)	40,159	57,427
		630,073,334
Semiconductors & Semiconductor Equipment - 2.6%
Acacia Communications, Inc. (b)	54,589	2,835,899
Adesto Technologies Corp. (a)(b)	37,054	144,511
Advanced Energy Industries, Inc. (a)	167,981	10,431,620
Advanced Micro Devices, Inc. (a)(b)	3,167,620	45,803,785
AEHR Test Systems (a)(b)	79,166	414,830
Alpha & Omega Semiconductor Ltd. (a)	74,899	1,442,555
Amkor Technology, Inc. (a)	523,043	5,136,282
Amtech Systems, Inc. (a)	43,995	276,289
Axcelis Technologies, Inc. (a)	120,337	1,859,207
AXT, Inc. (a)	144,696	1,027,342
Brooks Automation, Inc.	299,693	6,251,596
Cabot Microelectronics Corp.	105,179	7,280,490
Cavium, Inc. (a)(b)	281,112	18,415,647
Ceva, Inc. (a)	92,840	3,100,856
Cirrus Logic, Inc. (a)(b)	266,331	14,403,180
Cohu, Inc.	103,754	1,727,504
Cree, Inc. (a)(b)	415,504	11,276,779
CVD Equipment Corp. (a)(b)	12,898	126,916
CyberOptics Corp. (a)	32,417	1,115,145
Cypress Semiconductor Corp. (b)	1,320,331	17,520,792
Diodes, Inc. (a)	175,145	4,180,711
DSP Group, Inc. (a)	84,313	881,071
Entegris, Inc. (a)	600,106	12,722,247
Exar Corp. (a)	192,113	2,009,502
Experi Corp.	212,409	7,614,863
FormFactor, Inc. (a)	290,009	3,088,596
GigOptix, Inc. (a)	273,718	837,577
GSI Technology, Inc. (a)	51,850	362,432
Impinj, Inc. (b)	34,374	974,847
Inphi Corp. (a)(b)	159,539	7,488,761
Integrated Device Technology, Inc. (a)	557,067	13,319,472
Intermolecular, Inc. (a)	45,789	47,163
Intest Corp. (a)	34,005	168,325
IXYS Corp.	98,319	1,214,240
Kopin Corp. (a)(b)	237,447	838,188
Kulicke & Soffa Industries, Inc. (a)	309,889	6,343,428
Lattice Semiconductor Corp. (a)	531,771	3,759,621
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	146,178	6,737,344
Marvell Technology Group Ltd.	1,896,254	29,581,562
Maxim Integrated Products, Inc.	1,183,720	52,438,796
MaxLinear, Inc. Class A (a)(b)	210,989	5,494,154
Microsemi Corp. (a)	488,108	25,293,757
MKS Instruments, Inc.	229,551	15,058,546
Monolithic Power Systems, Inc.	159,255	14,009,662
MoSys, Inc. (a)(b)	16,576	42,600
Nanometrics, Inc. (a)	114,026	3,102,647
NeoPhotonics Corp. (a)(b)	134,183	1,361,957
NVE Corp.	22,496	1,762,787
ON Semiconductor Corp. (a)	1,734,075	26,236,555
PDF Solutions, Inc. (a)	116,283	2,486,131
Photronics, Inc. (a)(b)	286,616	3,066,791
Pixelworks, Inc. (a)(b)	90,594	358,752
Power Integrations, Inc.	133,482	8,436,062
QuickLogic Corp. (a)(b)	211,902	332,686
Rambus, Inc. (a)(b)	475,936	5,977,756
Rubicon Technology, Inc. (a)(b)	86,191	48,267
Rudolph Technologies, Inc. (a)	151,615	3,259,723
Semtech Corp. (a)	276,045	9,233,705
Sigma Designs, Inc. (a)	171,877	1,005,480
Silicon Laboratories, Inc. (a)	179,758	12,133,665
SolarEdge Technologies, Inc. (a)(b)	130,247	1,908,119
SunPower Corp. (a)(b)	245,850	2,153,646
Sunworks, Inc. (a)(b)	47,552	93,677
Synaptics, Inc. (a)(b)	147,153	7,821,182
Teradyne, Inc.	848,131	24,120,846
Ultra Clean Holdings, Inc. (a)	156,727	2,170,669
Ultratech, Inc. (a)	106,978	3,086,315
Veeco Instruments, Inc. (a)	177,100	4,843,685
Versum Materials, Inc. (a)	465,058	14,095,908
Xcerra Corp. (a)	224,397	1,961,230
		506,156,931
Software - 4.3%
8x8, Inc. (a)	384,594	5,807,369
A10 Networks, Inc. (a)	208,779	1,975,049
ACI Worldwide, Inc. (a)	494,718	9,681,631
American Software, Inc. Class A	107,380	1,110,309
ANSYS, Inc. (a)	360,648	38,502,780
Aspen Technology, Inc. (a)	326,049	18,956,489
Asure Software, Inc. (a)	25,694	284,176
Aware, Inc. (a)	24,496	120,030
Barracuda Networks, Inc. (a)	140,088	3,314,482
Blackbaud, Inc.	203,409	14,547,812
Bottomline Technologies, Inc. (a)(b)	155,004	3,867,350
BroadSoft, Inc. (a)(b)	128,165	5,485,462
BSQUARE Corp. (a)	35,898	184,875
Cadence Design Systems, Inc. (a)	1,195,401	36,937,891
Callidus Software, Inc. (a)	271,696	5,121,470
CDK Global, Inc.	625,237	41,534,494
CommVault Systems, Inc. (a)	179,222	8,790,839
COPsync, Inc. (a)(b)	18,147	6,170
Covisint Corp. (a)	156,273	312,546
Datawatch Corp. (a)(b)	55,025	418,190
Digimarc Corp. (a)(b)	44,797	1,128,884
Digital Turbine, Inc. (a)(b)	162,229	141,139
Document Security Systems, Inc. (a)	20,445	26,579
Ebix, Inc. (b)	99,460	6,216,250
Ellie Mae, Inc. (a)	139,686	13,348,394
EnerNOC, Inc. (a)(b)	110,925	604,541
Everbridge, Inc. (b)	46,056	876,906
Evolving Systems, Inc.	27,515	127,945
Exa Corp. (a)	47,934	751,126
Fair Isaac Corp.	129,526	16,847,447
FalconStor Software, Inc. (a)	102,011	60,186
Finjan Holdings, Inc. (a)(b)	93,776	131,286
FireEye, Inc. (a)(b)	626,144	7,050,381
Form Holdings Corp. (a)(b)	94,034	207,815
Fortinet, Inc. (a)	617,359	23,058,359
Gigamon, Inc. (a)(b)	128,234	4,366,368
Globalscape, Inc.	29,423	110,630
Glu Mobile, Inc. (a)(b)	469,639	906,403
GSE Systems, Inc. (a)	33,148	109,388
Guidance Software, Inc. (a)	71,315	486,368
Guidewire Software, Inc. (a)(b)	312,328	17,065,602
HubSpot, Inc. (a)(b)	125,241	7,451,840
Imperva, Inc. (a)	123,366	5,058,006
Inseego Corp. (a)(b)	164,641	474,166
Jive Software, Inc. (a)	189,412	833,413
Majesco (a)	52,545	265,352
MAM Software Group, Inc. (a)	1,188	7,603
Manhattan Associates, Inc. (a)	298,064	14,947,910
Mentor Graphics Corp.	453,954	16,841,693
MicroStrategy, Inc. Class A (a)	41,918	8,043,226
Mitek Systems, Inc. (a)(b)	130,390	814,938
MobileIron, Inc. (a)	167,234	802,723
Model N, Inc. (a)	87,025	926,816
Monotype Imaging Holdings, Inc.	178,121	3,589,138
NetSol Technologies, Inc. (a)	37,185	189,644
Nuance Communications, Inc. (a)(b)	1,064,253	18,124,229
NXT-ID, Inc. (a)(b)	29,305	61,541
Parametric Technology Corp. (a)	489,254	26,365,898
Park City Group, Inc. (a)(b)	65,748	933,622
Paycom Software, Inc. (a)(b)	169,308	9,113,850
Paylocity Holding Corp. (a)(b)	108,535	3,826,944
Pegasystems, Inc.	151,785	6,526,755
Polarityte, Inc. (a)(b)	24,635	155,940
Progress Software Corp.	207,076	5,938,940
Proofpoint, Inc. (a)(b)	177,994	14,020,587
PROS Holdings, Inc. (a)	110,952	2,577,415
QAD, Inc.:
Class A	27,311	749,687
Class B	24,367	514,387
Qualys, Inc. (a)	130,576	4,563,631
Rapid7, Inc. (a)	66,857	1,012,884
RealPage, Inc. (a)	230,708	7,786,395
RingCentral, Inc. (a)	248,497	6,634,870
Rosetta Stone, Inc. (a)	68,940	541,179
SeaChange International, Inc. (a)	126,310	314,512
ServiceNow, Inc. (a)	686,252	59,649,024
Silver Spring Networks, Inc. (a)	187,413	2,297,683
SITO Mobile Ltd. (a)(b)	68,717	132,624
Smith Micro Software, Inc. (a)	33,232	43,534
Sonic Foundry, Inc. (a)(b)	57,013	283,355
Splunk, Inc. (a)(b)	564,912	34,872,018
SS&C Technologies Holdings, Inc.	718,626	25,166,283
Synchronoss Technologies, Inc. (a)(b)	176,903	4,790,533
Synopsys, Inc. (a)	636,384	45,463,273
Tableau Software, Inc. (a)	248,466	13,104,097
Take-Two Interactive Software, Inc. (a)	423,065	24,106,244
Tangoe, Inc. (a)	160,043	917,046
TeleNav, Inc. (a)	140,738	1,147,015
The Rubicon Project, Inc. (a)	148,246	1,295,670
TiVo Corp.	505,137	9,345,035
Tyler Technologies, Inc. (a)	141,466	21,453,319
Ultimate Software Group, Inc. (a)(b)	125,271	24,226,159
Upland Software, Inc. (a)	25,225	303,961
Varonis Systems, Inc. (a)	73,015	2,000,611
Vasco Data Security International, Inc. (a)	130,130	1,691,690
Verint Systems, Inc. (a)	279,739	10,560,147
VirnetX Holding Corp. (a)(b)	187,525	421,931
VMware, Inc. Class A (a)(b)	295,887	26,597,282
Workday, Inc. Class A (a)(b)	510,536	42,338,750
Workiva, Inc. (a)(b)	89,268	1,334,557
Zedge, Inc. (a)	23,011	79,848
Zendesk, Inc. (a)(b)	316,926	8,629,895
Zix Corp. (a)	279,934	1,402,469
Zynga, Inc. (a)	3,241,893	8,591,016
		832,836,214
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	446,805	6,791,436
Avid Technology, Inc. (a)(b)	153,041	860,090
Concurrent Computer Corp.	30,661	153,612
CPI Card Group (b)	72,158	324,711
Cray, Inc. (a)	174,651	3,641,473
Crossroads Systems, Inc. (a)(b)	1,845	7,103
Dataram Corp. (a)	1,314	1,813
Diebold Nixdorf, Inc.	324,595	9,802,769
Eastman Kodak Co. (a)(b)	162,328	2,329,407
Electronics for Imaging, Inc. (a)(b)	200,842	9,252,791
Glassbridge Enterprises, Inc. (a)(b)	11,900	88,536
Immersion Corp. (a)(b)	128,551	1,405,062
Intevac, Inc. (a)	82,658	834,846
ITUS Corp. (a)(b)	34,351	133,969
ITUS Corp. rights 3/24/17 (a)	34,351	12,023
NCR Corp. (a)	515,005	24,756,290
Nimble Storage, Inc. (a)	260,380	2,361,647
Pure Storage, Inc. Class A (a)(b)	345,647	3,940,376
Qualstar Corp. (a)	25,985	109,657
Quantum Corp. (a)(b)	1,141,666	993,249
Super Micro Computer, Inc. (a)	158,040	4,109,040
Transact Technologies, Inc.	28,331	209,649
U.S.A. Technologies, Inc. (a)(b)	146,773	587,092
Xplore Technologies Corp. (a)(b)	14,878	31,244
		72,737,885

TOTAL INFORMATION TECHNOLOGY		3,297,108,659

MATERIALS - 5.6%
Chemicals - 2.6%
A. Schulman, Inc.	122,401	4,131,034
Advanced Emissions Solutions, Inc. (a)(b)	23,584	254,000
AdvanSix, Inc. (a)	131,973	3,600,223
AgroFresh Solutions, Inc. (a)(b)	102,879	278,802
American Vanguard Corp.	110,927	1,747,100
Ashland Global Holdings, Inc.	264,437	31,906,968
Axalta Coating Systems (a)	903,332	26,295,995
Balchem Corp.	134,867	11,756,356
BioAmber, Inc. (a)(b)	93,053	319,172
Cabot Corp.	261,731	15,175,163
Calgon Carbon Corp.	227,771	3,211,571
Celanese Corp. Class A	599,823	53,486,217
Chase Corp.	32,113	2,936,734
Chemtura Corp. (a)	263,676	8,740,859
Codexis, Inc. (a)	118,941	487,658
Core Molding Technologies, Inc. (a)	30,292	490,427
Ferro Corp. (a)	348,000	4,872,000
Flotek Industries, Inc. (a)(b)	229,192	3,098,676
FutureFuel Corp.	94,562	1,251,055
H.B. Fuller Co.	219,439	10,842,481
Hawkins, Inc.	43,846	2,168,185
Huntsman Corp.	813,228	18,378,953
Ingevity Corp. (a)	182,890	9,870,573
Innophos Holdings, Inc.	85,582	4,534,990
Innospec, Inc.	100,838	6,584,721
Intrepid Potash, Inc. (a)	278,739	557,478
KMG Chemicals, Inc.	32,018	1,176,982
Koppers Holdings, Inc. (a)	87,852	3,852,310
Kraton Performance Polymers, Inc. (a)	129,657	3,530,560
Kronos Worldwide, Inc.	93,968	1,302,396
LSB Industries, Inc. (a)(b)	82,201	893,525
Marrone Bio Innovations, Inc. (a)(b)	53,732	105,315
Minerals Technologies, Inc.	152,163	11,754,592
NewMarket Corp.	39,816	17,347,433
Northern Technologies International Corp. (a)	5,288	81,964
Olin Corp.	693,629	21,557,989
OMNOVA Solutions, Inc. (a)	176,347	1,631,210
Platform Specialty Products Corp. (a)(b)	903,335	11,914,989
PolyOne Corp.	354,264	11,931,612
Quaker Chemical Corp.	58,562	7,711,444
Rayonier Advanced Materials, Inc.	185,868	2,464,610
RPM International, Inc.	560,997	29,895,530
Senomyx, Inc. (a)(b)	176,669	199,636
Sensient Technologies Corp.	194,296	15,532,022
Stepan Co.	85,046	6,430,328
Terravia Holdings, Inc. (a)(b)	345,731	323,950
The Chemours Co. LLC	763,790	25,709,171
The Scotts Miracle-Gro Co. Class A	186,356	16,889,444
TOR Minerals International, Inc. (a)	3,831	26,434
Trecora Resources (a)	74,645	899,472
Tredegar Corp.	104,244	1,980,636
Trinseo SA	188,527	13,036,642
Tronox Ltd. Class A	271,958	4,713,032
Valhi, Inc.	74,540	248,218
Valspar Corp.	310,037	34,482,315
W.R. Grace & Co.	292,574	20,725,942
Westlake Chemical Corp.	155,449	9,860,130
Yield10 Bioscience, Inc. (a)(b)	20,616	7,387
		505,194,611
Construction Materials - 0.2%
Eagle Materials, Inc. (b)	204,146	21,171,982
Forterra, Inc. (b)	79,587	1,578,210
Headwaters, Inc. (a)	305,706	7,031,238
Summit Materials, Inc.	444,164	10,611,078
Tecnoglass, Inc. (b)	22,937	263,087
U.S. Concrete, Inc. (a)(b)	59,519	3,749,697
United States Lime & Minerals, Inc.	8,034	611,869
		45,017,161
Containers & Packaging - 1.1%
Aptargroup, Inc.	264,284	19,691,801
Bemis Co., Inc.	390,064	19,335,472
Berry Plastics Group, Inc. (a)	536,162	26,985,033
Crown Holdings, Inc. (a)	583,475	31,268,425
Graphic Packaging Holding Co.	1,338,023	17,862,607
Greif, Inc.:
Class A	148,281	8,456,465
Class B	6,493	452,237
Myers Industries, Inc.	100,702	1,414,863
Owens-Illinois, Inc. (a)	694,486	13,750,823
Packaging Corp. of America	387,222	35,790,929
Silgan Holdings, Inc. (b)	171,485	10,223,936
Sonoco Products Co.	418,611	22,320,339
UFP Technologies, Inc. (a)	22,606	542,544
		208,095,474
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,295,664	10,792,881
Alcoa Corp.	609,992	21,099,623
Allegheny Technologies, Inc. (b)	458,609	8,809,879
Ampco-Pittsburgh Corp.	37,064	541,134
Atkore International Group, Inc.	96,317	2,525,432
Carpenter Technology Corp. (b)	196,412	7,966,471
Century Aluminum Co. (a)(b)	216,529	3,049,811
Cliffs Natural Resources, Inc. (a)(b)	1,064,117	11,343,487
Coeur d'Alene Mines Corp. (a)	795,724	6,835,269
Commercial Metals Co.	488,836	10,329,105
Compass Minerals International, Inc.	150,364	11,397,591
Comstock Mining, Inc. (a)(b)	223,980	53,912
Friedman Industries	19,700	127,065
General Moly, Inc. (a)	202,841	107,303
Gold Resource Corp.	259,015	1,341,698
Golden Minerals Co. (a)(b)	165,129	100,745
Handy & Harman Ltd. (a)	25,445	606,863
Haynes International, Inc.	55,379	2,163,104
Hecla Mining Co.	1,686,191	9,408,946
Kaiser Aluminum Corp.	78,085	6,155,441
Materion Corp.	94,585	3,296,287
McEwen Mining, Inc. (b)	980,764	3,364,021
Olympic Steel, Inc.	41,963	1,014,665
Paramount Gold Nevada Corp. (a)	22,744	39,802
Pershing Gold Corp. (a)(b)	69,048	220,954
Real Industries, Inc. (a)	102,876	524,668
Reliance Steel & Aluminum Co.	316,846	26,821,014
Royal Gold, Inc.	277,340	18,318,307
Ryerson Holding Corp. (a)	62,218	675,065
Schnitzer Steel Industries, Inc. Class A	119,830	2,851,954
Solitario Exploration & Royalty Corp. (a)(b)	57,827	42,214
Steel Dynamics, Inc.	1,006,452	36,836,143
Stillwater Mining Co. (a)	507,128	8,651,604
SunCoke Energy, Inc. (a)	276,143	2,692,394
Synalloy Corp. (a)	24,589	256,955
TimkenSteel Corp. (a)(b)	164,765	3,446,884
U.S. Antimony Corp. (a)(b)	114,807	43,627
United States Steel Corp. (b)	714,109	27,650,300
Universal Stainless & Alloy Products, Inc. (a)	23,505	340,587
Worthington Industries, Inc.	191,555	9,395,773
		261,238,978
Paper & Forest Products - 0.3%
Boise Cascade Co. (a)	162,874	4,413,885
Clearwater Paper Corp. (a)	70,558	3,923,025
Deltic Timber Corp.	46,285	3,439,901
Domtar Corp. (b)	272,457	10,377,887
Kapstone Paper & Packaging Corp.	373,036	8,430,614
Louisiana-Pacific Corp. (a)	592,272	13,965,774
Mercer International, Inc. (SBI)	186,562	2,248,072
Neenah Paper, Inc.	73,493	5,383,362
P.H. Glatfelter Co.	182,006	4,022,333
Rentech, Inc. (a)(b)	91,963	71,740
Resolute Forest Products (a)(b)	383,964	1,747,036
Schweitzer-Mauduit International, Inc.	132,690	5,444,271
Verso Corp. (a)	128,355	1,005,020
		64,472,920

TOTAL MATERIALS		1,084,019,144

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 8.8%
Acadia Realty Trust (SBI)	340,034	10,891,289
Agree Realty Corp. (b)	119,071	5,909,494
Alexanders, Inc.	15,826	6,918,336
Alexandria Real Estate Equities, Inc.	373,539	44,566,938
American Assets Trust, Inc.	166,766	7,337,704
American Campus Communities, Inc.	561,159	28,675,225
American Homes 4 Rent Class A	898,608	21,359,912
Apple Hospitality (REIT), Inc.	648,236	12,731,355
Armada Hoffler Properties, Inc.	149,586	2,086,725
Ashford Hospitality Prime, Inc.	112,184	1,464,001
Ashford Hospitality Trust, Inc.	336,029	2,207,711
Bluerock Residential Growth (REIT), Inc.	84,837	1,058,766
Brandywine Realty Trust (SBI)	758,602	12,638,309
Brixmor Property Group, Inc.	1,108,805	25,879,509
BRT Realty Trust (a)	19,147	164,473
Camden Property Trust (SBI)	367,903	31,142,989
Care Capital Properties, Inc. (b)	352,658	9,271,379
CareTrust (REIT), Inc.	256,638	4,049,748
CatchMark Timber Trust, Inc.	170,898	1,845,698
CBL & Associates Properties, Inc.	702,127	7,042,334
Cedar Shopping Centers, Inc.	355,338	2,085,834
Chatham Lodging Trust	157,059	3,145,892
Chesapeake Lodging Trust	243,680	5,887,309
City Office REIT, Inc.	93,319	1,215,947
Colony NorthStar, Inc. (b)	2,350,938	34,511,770
Colony Starwood Homes (b)	203,152	6,683,701
Columbia Property Trust, Inc.	545,795	12,602,407
Communications Sales & Leasing, Inc.	592,894	17,176,139
Community Healthcare Trust, Inc.	62,750	1,492,823
Condor Hospitality Trust, Inc.	1,649	3,512
CorEnergy Infrastructure Trust, Inc. (b)	50,531	1,803,451
CoreSite Realty Corp.	141,372	12,733,376
Corporate Office Properties Trust (SBI)	384,605	13,111,184
Corrections Corp. of America	492,464	16,596,037
Cousins Properties, Inc.	1,419,464	12,136,417
CubeSmart	759,302	20,690,980
CyrusOne, Inc. (b)	311,539	15,857,335
DCT Industrial Trust, Inc.	384,967	18,416,821
DDR Corp.	1,311,147	18,959,186
DiamondRock Hospitality Co.	819,295	8,905,737
Douglas Emmett, Inc.	606,099	24,450,034
Duke Realty LP	1,489,380	38,187,703
DuPont Fabros Technology, Inc.	312,575	16,094,487
Easterly Government Properties, Inc.	124,324	2,569,777
EastGroup Properties, Inc.	135,782	10,094,034
Education Realty Trust, Inc.	316,254	13,330,106
Empire State Realty Trust, Inc.	532,290	11,609,245
EPR Properties	276,685	21,293,678
Equity Commonwealth (a)	529,623	16,556,015
Equity Lifestyle Properties, Inc.	342,259	27,250,662
Equity One, Inc.	396,910	12,566,171
Farmland Partners, Inc. (b)	118,957	1,358,489
FelCor Lodging Trust, Inc.	529,753	3,840,709
First Industrial Realty Trust, Inc.	507,383	13,648,603
First Potomac Realty Trust	241,743	2,415,013
Forest City Realty Trust, Inc.:
Class A	920,051	21,023,165
Class B	36	1,054
Four Corners Property Trust, Inc.	285,265	6,327,178
Franklin Street Properties Corp.	461,933	5,723,350
Gaming & Leisure Properties	807,982	25,855,424
Getty Realty Corp.	135,483	3,575,396
Gladstone Commercial Corp. (b)	108,752	2,263,129
Gladstone Land Corp.	66,704	853,811
Global Net Lease, Inc.	712,555	5,842,951
Global Self Storage, Inc. (b)	70,475	340,394
Government Properties Income Trust (b)	307,346	6,334,401
Gramercy Property Trust (b)	606,238	16,950,414
Healthcare Realty Trust, Inc.	489,709	15,651,100
Healthcare Trust of America, Inc.	597,365	19,217,232
Hersha Hospitality Trust	172,280	3,361,183
Highwoods Properties, Inc. (SBI)	414,798	21,772,747
Hospitality Properties Trust (SBI)	681,425	21,655,687
Hudson Pacific Properties, Inc.	611,053	22,352,319
Independence Realty Trust, Inc.	249,560	2,293,456
InfraReit, Inc.	152,471	2,538,642
Investors Real Estate Trust	512,741	3,332,817
iStar Financial, Inc. (a)(b)	305,842	3,682,338
Jernigan Capital, Inc.	30,771	661,884
Kilroy Realty Corp.	409,036	31,557,127
Kite Realty Group Trust	357,207	8,090,739
Lamar Advertising Co. Class A (b)	343,734	25,945,042
LaSalle Hotel Properties (SBI)	464,936	13,436,650
Lexington Corporate Properties Trust	875,504	9,770,625
Liberty Property Trust (SBI)	621,615	24,516,496
Life Storage, Inc.	199,922	17,719,087
LTC Properties, Inc.	177,746	8,574,467
Mack-Cali Realty Corp.	380,011	11,077,321
MedEquities Realty Trust, Inc.	126,218	1,377,038
Medical Properties Trust, Inc.	1,314,768	17,644,187
Monmouth Real Estate Investment Corp. Class A	308,010	4,496,946
Monogram Residential Trust, Inc.	713,774	7,344,734
National Health Investors, Inc.	173,110	13,107,889
National Retail Properties, Inc.	621,027	28,095,261
National Storage Affiliates Trust	183,066	4,433,859
New Senior Investment Group, Inc.	345,071	3,657,753
NexPoint Residential Trust, Inc.	89,410	2,132,429
NorthStar Realty Europe Corp.	240,392	2,918,359
Omega Healthcare Investors, Inc.	815,702	26,624,513
One Liberty Properties, Inc.	69,690	1,712,283
Outfront Media, Inc.	578,264	15,005,951
Paramount Group, Inc.	776,400	13,532,652
Parkway, Inc.	180,301	3,782,715
Pebblebrook Hotel Trust (b)	296,981	8,538,204
Pennsylvania Real Estate Investment Trust (SBI)	292,550	4,827,075
Physicians Realty Trust	577,452	11,502,844
Piedmont Office Realty Trust, Inc. Class A	632,354	14,506,201
Potlatch Corp.	173,493	7,677,065
Power (REIT) (a)	1,227	8,245
Preferred Apartment Communities, Inc. Class A	127,985	1,748,275
PS Business Parks, Inc.	84,353	9,802,662
QTS Realty Trust, Inc. Class A	198,401	10,435,893
Quality Care Properties, Inc. (a)	397,058	7,536,161
RAIT Financial Trust	327,689	1,101,035
Ramco-Gershenson Properties Trust (SBI)	325,713	5,100,666
Rayonier, Inc.	524,089	15,009,909
Regency Centers Corp.	442,447	31,126,146
Retail Opportunity Investments Corp.	475,729	10,466,038
Retail Properties America, Inc.	976,088	15,041,516
Rexford Industrial Realty, Inc.	284,995	6,549,185
RLJ Lodging Trust	513,317	11,683,095
Ryman Hospitality Properties, Inc. (b)	214,919	13,855,828
Sabra Health Care REIT, Inc.	278,394	7,572,317
Saul Centers, Inc.	55,021	3,523,545
Select Income REIT	282,358	7,341,308
Senior Housing Properties Trust (SBI)	1,015,608	20,819,964
Seritage Growth Properties (b)	103,261	4,799,571
Silver Bay Realty Trust Corp.	165,814	3,569,975
Sotherly Hotels, Inc.	42,144	288,686
Spirit Realty Capital, Inc.	2,047,939	22,506,850
Stag Industrial, Inc.	305,969	7,903,179
Store Capital Corp.	667,346	16,623,589
Summit Hotel Properties, Inc.	369,877	5,692,407
Sun Communities, Inc.	283,276	23,463,751
Sunstone Hotel Investors, Inc.	877,902	12,949,055
Tanger Factory Outlet Centers, Inc.	404,079	13,686,156
Taubman Centers, Inc.	251,189	17,522,945
Terreno Realty Corp.	200,472	5,553,074
The GEO Group, Inc.	312,821	14,893,408
TIER REIT, Inc.	211,369	3,821,552
UMH Properties, Inc.	109,622	1,627,887
Universal Health Realty Income Trust (SBI)	56,799	3,645,360
Urban Edge Properties	396,227	10,987,375
Urstadt Biddle Properties, Inc. Class A	138,313	3,081,614
VEREIT, Inc.	4,143,678	37,583,159
Washington REIT (SBI)	301,212	9,852,645
Weingarten Realty Investors (SBI)	494,498	17,539,844
Wheeler REIT, Inc.	89,504	159,317
Whitestone REIT Class B	125,608	1,778,609
WP Carey, Inc.	452,549	28,551,316
WP Glimcher, Inc.	812,804	7,534,693
Xenia Hotels & Resorts, Inc.	451,672	7,935,877
		1,694,011,745
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	195,412	8,760,320
Altisource Portfolio Solutions SA (a)(b)	53,097	1,275,921
American Realty Investments, Inc. (a)	2,022	15,165
Consolidated-Tomoka Land Co.	23,055	1,270,792
Forestar Group, Inc. (a)	135,057	1,796,258
FRP Holdings, Inc. (a)	24,947	938,007
Griffin Industrial Realty, Inc.	7,963	247,251
HFF, Inc.	146,630	4,347,580
Howard Hughes Corp. (a)	154,942	18,030,601
InterGroup Corp. (a)	845	23,322
J.W. Mays, Inc. (a)	15	605
Jones Lang LaSalle, Inc.	186,255	21,363,449
Kennedy-Wilson Holdings, Inc.	406,490	8,963,105
Marcus & Millichap, Inc. (a)	62,303	1,703,987
Maui Land & Pineapple, Inc. (a)	17,943	163,281
RE/MAX Holdings, Inc.	76,810	4,416,575
Realogy Holdings Corp.	613,126	16,983,590
Stratus Properties, Inc. (a)	12,801	382,110
Tejon Ranch Co. (a)(b)	57,888	1,334,318
The St. Joe Co. (a)(b)	311,747	5,159,413
Transcontinental Realty Investors, Inc. (a)(b)	1,510	30,200
Trinity Place Holdings, Inc. (a)(b)	30,220	258,683
Trinity Place Holdings, Inc. rights 3/31/17 (a)	3,810	0
		97,464,533

TOTAL REAL ESTATE		1,791,476,278

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc. (a)	196,814	328,679
Atlantic Tele-Network, Inc.	48,954	3,347,964
Cincinnati Bell, Inc. (a)	181,315	3,499,380
Cogent Communications Group, Inc.	177,572	7,360,359
Consolidated Communications Holdings, Inc. (b)	225,157	5,077,290
FairPoint Communications, Inc. (a)	97,594	1,546,865
Fusion Telecommunications International (a)(b)	48,146	67,886
General Communications, Inc. Class A (a)	127,853	2,576,238
Globalstar, Inc. (a)(b)	1,376,535	1,885,853
Hawaiian Telcom Holdco, Inc. (a)	45,396	1,094,952
IDT Corp. Class B	74,459	1,437,059
Intelsat SA (a)(b)	155,781	775,789
Iridium Communications, Inc. (a)(b)	351,181	3,055,275
Lumos Networks Corp. (a)	98,569	1,745,657
Ooma, Inc. (a)(b)	36,142	366,841
ORBCOMM, Inc. (a)(b)	273,307	2,342,241
Pareteum Corp. (a)	31,920	92,887
PDVWireless, Inc. (a)(b)	45,934	1,182,801
SBA Communications Corp. Class A (a)	526,575	60,961,588
Straight Path Communications, Inc. Class B (a)(b)	39,986	1,362,723
Vonage Holdings Corp. (a)	831,011	5,002,686
Windstream Holdings, Inc. (b)	785,561	5,868,141
Zayo Group Holdings, Inc. (a)	399,118	12,580,199
		123,559,353
Wireless Telecommunication Services - 0.6%
Airgain, Inc. (b)	21,048	265,205
Boingo Wireless, Inc. (a)	146,064	1,593,558
NII Holdings, Inc. (a)(b)	406,747	813,494
Shenandoah Telecommunications Co.	195,324	5,488,604
Spok Holdings, Inc.	91,059	1,657,274
Sprint Corp. (a)(b)	2,659,822	23,433,032
T-Mobile U.S., Inc. (a)	1,199,202	74,986,101
Telephone & Data Systems, Inc.	398,510	10,771,725
U.S. Cellular Corp. (a)	67,085	2,508,308
		121,517,301

TOTAL TELECOMMUNICATION SERVICES		245,076,654

UTILITIES - 3.0%
Electric Utilities - 1.0%
Allete, Inc.	211,369	14,206,110
El Paso Electric Co.	175,717	8,583,775
Genie Energy Ltd. Class B (b)	65,626	357,662
Great Plains Energy, Inc.	893,478	25,964,471
Hawaiian Electric Industries, Inc.	454,336	15,120,302
IDACORP, Inc.	214,732	17,807,725
MGE Energy, Inc.	152,057	9,724,045
OGE Energy Corp.	826,630	30,444,783
Otter Tail Corp.	163,816	6,159,482
PNM Resources, Inc.	334,812	12,153,676
Portland General Electric Co.	383,340	17,376,802
Spark Energy, Inc. Class A, (b)	26,095	704,565
Westar Energy, Inc.	587,435	31,709,741
		190,313,139
Gas Utilities - 1.0%
Atmos Energy Corp.	437,620	34,261,270
Chesapeake Utilities Corp.	69,170	4,769,272
Delta Natural Gas Co., Inc.	18,073	550,504
Gas Natural, Inc.	40,523	512,616
National Fuel Gas Co. (b)	360,336	21,728,261
New Jersey Resources Corp.	363,359	14,316,345
Northwest Natural Gas Co.	128,088	7,698,089
ONE Gas, Inc.	224,966	14,746,521
RGC Resources, Inc.	3,401	89,718
South Jersey Industries, Inc.	338,686	11,860,784
Southwest Gas Holdings, Inc.	199,415	17,055,965
Spire, Inc.	194,829	12,839,231
UGI Corp.	727,816	35,102,566
WGL Holdings, Inc.	211,877	17,689,611
		193,220,753
Independent Power and Renewable Electricity Producers - 0.2%
American DG Energy, Inc. (a)(b)	66,943	21,415
Calpine Corp. (a)(b)	1,472,579	17,243,900
Dynegy, Inc. (a)(b)	499,220	4,013,729
NRG Yield, Inc.:
Class A	127,027	2,135,324
Class C	284,462	4,949,639
Ormat Technologies, Inc.	154,696	8,528,390
Pattern Energy Group, Inc. (b)	277,136	5,761,657
TerraForm Global, Inc.	196,426	854,453
Terraform Power, Inc. (a)(b)	328,140	3,776,891
U.S. Geothermal, Inc. (a)	61,820	259,026
Vivint Solar, Inc. (a)(b)	83,920	289,524
		47,833,948
Multi-Utilities - 0.5%
Avangrid, Inc.	251,799	11,008,652
Avista Corp.	267,005	10,645,489
Black Hills Corp. (b)	235,448	15,275,866
MDU Resources Group, Inc.	820,869	22,253,759
NorthWestern Energy Corp.	198,518	11,613,303
Unitil Corp.	68,493	3,054,788
Vectren Corp.	341,040	19,217,604
		93,069,461
Water Utilities - 0.3%
American States Water Co.	157,169	7,028,598
Aqua America, Inc.	752,010	23,868,797
AquaVenture Holdings Ltd. (b)	49,986	824,769
Artesian Resources Corp. Class A	30,130	992,784
Cadiz, Inc. (a)(b)	85,891	1,258,303
California Water Service Group	206,798	7,599,827
Connecticut Water Service, Inc.	54,452	3,106,487
Middlesex Water Co.	74,490	2,804,549
Pure Cycle Corp. (a)	69,664	358,770
SJW Corp.	70,626	3,427,480
York Water Co.	52,960	1,906,560
		53,176,924

TOTAL UTILITIES		577,614,225

TOTAL COMMON STOCKS
(Cost $14,185,156,074)		19,056,148,846
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.56% 8/17/17 (d)
(Cost $5,984,368)	6,000,000	5,980,950
	Shares	Value

Money Market Funds - 19.2%
Fidelity Cash Central Fund, 0.60% (e)	138,605,010	$138,632,731
Fidelity Securities Lending Cash Central Fund 0.62% (e)(f)	3,567,249,014	3,567,962,463
TOTAL MONEY MARKET FUNDS
(Cost $3,706,479,626)		3,706,595,194
TOTAL INVESTMENT PORTFOLIO - 118.2%
(Cost $17,897,620,068)		22,768,724,990
NET OTHER ASSETS (LIABILITIES) - (18.2)%		(3,511,572,961)
NET ASSETS - 100%		$19,257,152,029

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
474 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2017	81,892,980	$1,367,983
1,770 ICE Russell 2000 Index Contracts (United States)	March 2017	122,572,500	1,094,529
TOTAL FUTURES CONTRACTS			$2,462,512

The face value of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,980,950.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$341,535
Fidelity Securities Lending Cash Central Fund	33,834,445
Total	$34,175,980

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Qualstar Corp.	$87,310	$--	$--	$--	$--
Total	$87,310	$--	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,696,579,499	$2,696,579,499	$--	$--
Consumer Staples	651,705,557	651,680,717	--	24,840
Energy	804,306,885	804,306,798	87	--
Financials	3,392,917,020	3,392,912,054	4,965	1
Health Care	1,979,322,346	1,974,338,347	3,558,828	1,425,171
Industrials	2,536,022,579	2,536,022,579	--	--
Information Technology	3,297,108,659	3,297,096,636	--	12,023
Materials	1,084,019,144	1,084,019,144	--	--
Real Estate	1,791,476,278	1,791,476,278	--	--
Telecommunication Services	245,076,654	245,076,654	--	--
Utilities	577,614,225	577,614,225	--	--
U.S. Government and Government Agency Obligations	5,980,950	--	5,980,950	--
Money Market Funds	3,706,595,194	3,706,595,194	--	--
Total Investments in Securities:	$22,768,724,990	$22,757,718,125	$9,544,830	$1,462,035
Derivative Instruments:
Assets
Futures Contracts	$2,462,512	$2,462,512	$--	$--
Total Assets	$2,462,512	$2,462,512	$--	$--
Total Derivative Instruments:	$2,462,512	$2,462,512	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,462,512	$0
Total Equity Risk	2,462,512	0
Total Value of Derivatives	$2,462,512	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $3,423,532,476) — See accompanying schedule: Unaffiliated issuers (cost $14,191,140,442)	$19,062,129,796
Fidelity Central Funds (cost $3,706,479,626)	3,706,595,194
Total Investments (cost $17,897,620,068)		$22,768,724,990
Segregated cash with brokers for derivative instruments		1,598,520
Cash		29,493,931
Receivable for investments sold		149,638,395
Receivable for fund shares sold		22,571,299
Dividends receivable		14,473,815
Distributions receivable from Fidelity Central Funds		2,008,494
Receivable for daily variation margin for derivative instruments		1,942
Other receivables		3,455
Total assets		22,988,514,841
Liabilities
Payable for investments purchased	$135,652,959
Payable for fund shares redeemed	24,395,325
Accrued management fee	717,167
Payable for daily variation margin for derivative instruments	2,274,113
Other affiliated payables	372,587
Collateral on securities loaned	3,567,950,661
Total liabilities		3,731,362,812
Net Assets		$19,257,152,029
Net Assets consist of:
Paid in capital		$14,212,268,683
Undistributed net investment income		34,722,404
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		136,593,508
Net unrealized appreciation (depreciation) on investments		4,873,567,434
Net Assets		$19,257,152,029
Investor Class:
Net Asset Value, offering price and redemption price per share ($815,223,461 ÷ 14,030,330 shares)		$58.10
Premium Class:
Net Asset Value, offering price and redemption price per share ($16,222,551,274 ÷ 279,181,381 shares)		$58.11
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,219,377,294 ÷ 38,204,517 shares)		$58.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$227,111,271
Interest		32,796
Income from Fidelity Central Funds (including $33,834,445 from security lending)		34,175,980
Total income		261,320,047
Expenses
Management fee	$8,303,870
Transfer agent fees	3,377,302
Independent trustees' fees and expenses	69,612
Interest	3,103
Miscellaneous	48,694
Total expenses before reductions	11,802,581
Expense reductions	(60,671)	11,741,910
Net investment income (loss)		249,578,137
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	710,533,527
Fidelity Central Funds	673,905
Foreign currency transactions	68
Futures contracts	25,871,058
Total net realized gain (loss)		737,078,558
Change in net unrealized appreciation (depreciation) on: Investment securities	3,648,337,830
Futures contracts	(1,237,645)
Total change in net unrealized appreciation (depreciation)		3,647,100,185
Net gain (loss)		4,384,178,743
Net increase (decrease) in net assets resulting from operations		$4,633,756,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$249,578,137	$229,271,508
Net realized gain (loss)	737,078,558	684,819,851
Change in net unrealized appreciation (depreciation)	3,647,100,185	(3,425,988,864)
Net increase (decrease) in net assets resulting from operations	4,633,756,880	(2,511,897,505)
Distributions to shareholders from net investment income	(236,121,884)	(215,684,984)
Distributions to shareholders from net realized gain	(605,807,215)	(722,966,259)
Total distributions	(841,929,099)	(938,651,243)
Share transactions - net increase (decrease)	1,125,097,806	1,685,965,054
Redemption fees	367,317	628,490
Total increase (decrease) in net assets	4,917,292,904	(1,763,955,204)
Net Assets
Beginning of period	14,339,859,125	16,103,814,329
End of period	$19,257,152,029	$14,339,859,125
Other Information
Undistributed net investment income end of period	$34,722,404	$30,664,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.29	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.77	.75	.74	.67	.73
Net realized and unrealized gain (loss)	14.00	(8.99)	3.62	13.09	4.61
Total from investment operations	14.77	(8.24)	4.36	13.76	5.34
Distributions from net investment income	(.74)	(.71)	(.70)	(.54)	(.70)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.67)	(3.16)	(2.25)	(1.60)	(1.88)C
Redemption fees added to paid in capitalB	–D	–D	–D	.01	–D
Net asset value, end of period	$58.10	$46.00	$57.40	$55.29	$43.12
Total ReturnE	32.50%	(14.86)%	8.23%	32.38%	14.00%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.47%	1.39%	1.36%	1.35%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$815,223	$1,392,793	$1,992,558	$1,803,152	$971,857
Portfolio turnover rateH	12%	12%I	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$46.00	$57.40	$55.30	$43.12	$39.66
Income from Investment Operations
Net investment income (loss)B	.80	.77	.76	.68	.75
Net realized and unrealized gain (loss)	13.99	(8.99)	3.61	13.11	4.60
Total from investment operations	14.79	(8.22)	4.37	13.79	5.35
Distributions from net investment income	(.75)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.68)	(3.18)	(2.27)	(1.62)	(1.89)
Redemption fees added to paid in capitalB	–C	–C	–C	.01	–C
Net asset value, end of period	$58.11	$46.00	$57.40	$55.30	$43.12
Total ReturnD	32.56%	(14.83)%	8.24%	32.44%	14.04%
Ratios to Average Net AssetsE,F
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.49%	1.42%	1.39%	1.38%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$16,222,551	$11,837,818	$13,356,931	$12,280,754	$7,173,852
Portfolio turnover rateG	12%	12%H	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Extended Market Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$45.99	$57.39	$55.28	$43.11	$39.66
Income from Investment Operations
Net investment income (loss)B	.81	.76	.76	.72	.75
Net realized and unrealized gain (loss)	13.98	(8.98)	3.63	13.06	4.60
Total from investment operations	14.79	(8.22)	4.39	13.78	5.35
Distributions from net investment income	(.76)	(.73)	(.72)	(.56)	(.72)
Distributions from net realized gain	(1.93)	(2.45)	(1.55)	(1.06)	(1.17)
Total distributions	(2.69)	(3.18)	(2.28)C	(1.62)	(1.90)D
Redemption fees added to paid in capitalB	–E	–E	–E	.01	–E
Net asset value, end of period	$58.09	$45.99	$57.39	$55.28	$43.11
Total ReturnF	32.58%	(14.83)%	8.27%	32.44%	14.04%
Ratios to Average Net AssetsG,H
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	1.52%	1.43%	1.40%	1.39%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$2,219,377	$1,109,249	$754,325	$95,747	$226
Portfolio turnover rateI	12%	12%J	7%	14%	10%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share.

 D Total distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share.

 E Amount represents less than $.005 per share.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Institutional Class	15.87%	5.32%	1.16%
Institutional Premium Class	15.85%	5.32%	1.16%

 The initial offering of Institutional Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

 The initial offering of Institutional Premium Class shares took place on September 8, 2011. Returns prior to September 8, 2011 are those of Premium Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund - Institutional Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

See above for additional information regarding the performance of Institutional Class.

Period Ending Values
$11,222	Fidelity® International Index Fund - Institutional Class
$11,252	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  Non-U.S. equities had a strong run for the year ending February 28, 2017: the MSCI ACWI (All Country World Index) ex USA Index gained 19.51%. A recovery from 2016’s global industrial recession set the stage for rising bond yields and inflation expectations, with China’s stabilization key to ending the global trade slump. Manufacturing rebounded, and raw industrials prices saw their first sustained increase since 2011. The strong commodity backdrop helped fuel rallies in resource-rich emerging markets (+30%) and Canada (+26%). Japan (+21%) also gained substantial ground, but lagged the rest of the Asia Pacific group (+26%). Europe (+14%) and the U.K. (+10%) faced headwinds from Brexit, the U.K.’s late-June vote to exit the European Union. Small-cap stocks handily bested large-caps, and value outstripped growth-oriented equities. Among sectors, commodities powered results in materials (+42%), energy (+29%) and, to a lesser extent, industrials (+20%). Rising interest rates and a steepening yield curve rallied financials (+29%), but proved a relative drag on the real estate sector (14%). Information technology (+33%) surged several times this period, most recently in early 2017. Conversely, utilities (+7%), consumer staples (+7%) and telecommunication services (+3%), so-called bond-proxy sectors, lagged amid investors’ appetite for risk. Lastly, health care (+2%) was hampered by ongoing political and regulatory uncertainty.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose about 16%, closely in line with the 15.98% increase in the benchmark MSCI EAFE Index. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close of trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair-value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) Many of the fund’s top individual contributors this period were global banks – such as HSBC Holdings (U.K.), Mitsubishi UFJ Financial Group (Japan), Commonwealth Bank of Australia, National Australia Bank, and Australia and New Zealand Banking Group – that benefited from the prospect of higher global economic growth and interest rates. Other notable contributors included technology company Siemens and chemicals manufacturer BASF, each of which is based in Germany. Among individual detractors, the biggest performance challenge came from Danish pharmaceutical company Novo-Nordisk, which in February lowered its sales and profits forecasts for fiscal 2017. Also hampering results was U.K.-based telecommunication services company BT Group, as an accounting scandal at the firm’s Italian unit hurt the stock price. Shares of Belgian beverage company Anheuser-Busch InBev also detracted, dipping in October after the firm announced worse-than-expected profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.8	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.3	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9	0.9
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.8
Commonwealth Bank of Australia (Australia, Banks)	0.8	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
	11.2

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.3
Industrials	14.2	14.1
Consumer Discretionary	11.9	12.2
Consumer Staples	10.7	12.4
Health Care	10.6	11.0
Materials	7.9	6.9
Information Technology	5.2	5.6
Energy	4.9	4.8
Telecommunication Services	4.1	4.8
Real Estate	4.1	0.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Geographic Diversification (% of fund's net assets)

As of February 28, 2017
Japan	23.7%
United Kingdom	16.3%
Germany	9.1%
France	9.0%
Switzerland	8.6%
Australia	7.4%
Netherlands	4.0%
Spain	3.0%
Sweden	2.8%
Other*	16.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

As of August 31, 2016
Japan	23.7%
United Kingdom	17.7%
France	9.1%
Germany	9.0%
Switzerland	8.9%
Australia	7.0%
Netherlands	3.8%
Spain	3.0%
Sweden	2.7%
Other*	15.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Index Fund

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 7.4%
AGL Energy Ltd.	846,196	$15,648,537
Alumina Ltd.	3,163,105	4,474,407
Amcor Ltd.	1,454,159	15,664,397
AMP Ltd.	3,739,443	13,991,111
APA Group unit	1,386,826	8,995,345
Aristocrat Leisure Ltd.	679,302	8,645,626
ASX Ltd.	244,826	9,616,286
Aurizon Holdings Ltd.	2,573,105	10,100,734
Australia & New Zealand Banking Group Ltd.	3,689,196	87,400,853
Bank of Queensland Ltd.	488,948	4,442,286
Bendigo & Adelaide Bank Ltd.	589,261	5,520,830
BHP Billiton Ltd.	4,050,040	76,659,538
Boral Ltd.	1,471,967	6,613,345
Brambles Ltd.	2,002,745	14,295,548
Caltex Australia Ltd.	332,429	7,172,135
Challenger Ltd.	712,472	6,249,126
Cimic Group Ltd.	121,634	3,519,511
Coca-Cola Amatil Ltd.	717,873	5,641,531
Cochlear Ltd.	71,716	7,178,247
Commonwealth Bank of Australia	2,172,906	137,142,406
Computershare Ltd.	582,645	6,035,105
Crown Ltd.	458,260	4,448,065
CSL Ltd.	575,121	51,969,810
DEXUS Property Group unit	1,215,712	8,798,896
Dominos Pizza Enterprises Ltd.	77,208	3,297,182
DUET Group	3,044,701	6,419,524
Flight Centre Travel Group Ltd. (a)	70,207	1,552,391
Fortescue Metals Group Ltd.	1,948,007	9,902,150
Goodman Group unit	2,241,338	12,974,176
Harvey Norman Holdings Ltd.	721,629	2,849,356
Healthscope Ltd.	2,181,838	3,763,834
Incitec Pivot Ltd.	2,137,424	6,014,260
Insurance Australia Group Ltd.	3,049,164	14,026,764
Lendlease Group unit	698,154	8,152,233
Macquarie Group Ltd.	383,747	25,494,061
Medibank Private Ltd.	3,458,896	7,478,458
Mirvac Group unit	4,631,606	7,634,762
National Australia Bank Ltd.	3,414,262	83,740,692
Newcrest Mining Ltd.	967,616	16,425,028
Orica Ltd.	475,944	6,674,136
Origin Energy Ltd.	2,212,497	11,127,869
Qantas Airways Ltd.	702,696	2,020,339
QBE Insurance Group Ltd.	1,728,807	16,316,614
Ramsay Health Care Ltd.	177,220	9,481,328
realestate.com.au Ltd.	66,316	2,874,238
Rio Tinto Ltd.	534,364	25,397,109
Santos Ltd.	2,317,231	6,751,160
Scentre Group unit	6,683,669	22,342,249
SEEK Ltd.	423,188	5,090,750
Sonic Healthcare Ltd.	493,347	8,139,922
South32 Ltd.	6,713,424	12,781,560
SP AusNet	2,221,841	2,759,647
Stockland Corp. Ltd. unit	3,016,658	10,916,754
Suncorp Group Ltd.	1,610,583	16,386,247
Sydney Airport unit	1,378,459	6,404,599
Tabcorp Holdings Ltd.	1,049,287	3,427,120
Tatts Group Ltd.	1,869,218	5,818,506
Telstra Corp. Ltd.	5,349,700	19,769,784
The GPT Group unit	2,253,513	8,517,898
TPG Telecom Ltd.	427,328	2,044,426
Transurban Group unit	2,559,845	21,647,844
Treasury Wine Estates Ltd.	935,013	8,537,975
Vicinity Centers unit	4,224,832	9,361,226
Vocus Group Ltd. (a)	655,231	2,200,361
Wesfarmers Ltd.	1,425,434	46,687,844
Westfield Corp. unit	2,477,674	16,716,767
Westpac Banking Corp.	4,220,402	108,994,587
Woodside Petroleum Ltd.	956,612	22,985,835
Woolworths Ltd.	1,621,814	32,031,138

TOTAL AUSTRALIA		1,204,154,378

Austria - 0.2%
Andritz AG	95,248	4,975,662
Erste Group Bank AG	381,953	11,111,442
IMMOEAST AG (a)(b)	321,410	3
OMV AG	190,824	7,289,852
Raiffeisen International Bank-Holding AG (b)	150,796	3,348,429
Voestalpine AG	144,030	6,061,454

TOTAL AUSTRIA		32,786,842

Bailiwick of Jersey - 1.4%
Experian PLC	1,199,575	23,763,592
Glencore Xstrata PLC (b)	15,416,557	61,606,989
Petrofac Ltd.	336,214	3,719,259
Randgold Resources Ltd.	118,575	10,904,635
Shire PLC	1,139,588	68,715,562
Wolseley PLC	318,719	19,446,889
WPP PLC	1,610,022	37,878,040

TOTAL BAILIWICK OF JERSEY		226,034,966

Belgium - 1.1%
Ageas	246,793	9,370,458
Anheuser-Busch InBev SA NV	959,350	104,940,134
Colruyt NV	85,058	3,989,189
Groupe Bruxelles Lambert SA	99,536	8,436,930
KBC Groep NV	315,766	19,315,329
Proximus	186,902	5,495,600
Solvay SA Class A (b)	92,695	10,797,209
Telenet Group Holding NV (b)	65,415	3,696,497
UCB SA	160,483	11,426,755
Umicore SA	119,346	6,285,724

TOTAL BELGIUM		183,753,825

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	829,450	6,832,927
Hongkong Land Holdings Ltd.	1,478,500	10,098,155
Jardine Matheson Holdings Ltd.	314,900	19,580,482
Jardine Strategic Holdings Ltd.	282,000	10,518,600
Kerry Properties Ltd.	825,681	2,531,426
Li & Fung Ltd.	7,381,246	3,289,893
NWS Holdings Ltd.	1,916,104	3,490,153
Shangri-La Asia Ltd.	1,535,380	1,954,109
Yue Yuen Industrial (Holdings) Ltd.	925,000	3,443,623

TOTAL BERMUDA		61,739,368

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	2,790,665	2,043,674
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	302,029	3,756,444
Cheung Kong Property Holdings Ltd.	3,382,425	23,005,841
CK Hutchison Holdings Ltd.	3,399,925	42,001,418
Melco Crown Entertainment Ltd. sponsored ADR (a)	237,484	3,887,613
MGM China Holdings Ltd.	1,182,000	2,152,994
Sands China Ltd.	3,033,200	12,659,661
WH Group Ltd.	10,076,000	7,878,669
Wynn Macau Ltd.	1,958,400	3,491,512

TOTAL CAYMAN ISLANDS		98,834,152

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	4,547	7,050,366
Series B	8,381	13,627,649
Carlsberg A/S Series B	135,843	11,935,157
Christian Hansen Holding A/S	124,171	7,411,134
Coloplast A/S Series B	150,239	10,592,840
Danske Bank A/S	865,692	28,894,029
DONG Energy A/S	184,432	6,789,198
DSV de Sammensluttede Vognmaend A/S	238,573	11,743,605
Genmab A/S (b)	72,227	14,307,778
ISS Holdings A/S	212,146	8,265,919
Novo Nordisk A/S Series B	2,413,360	85,449,697
Novozymes A/S Series B	291,999	11,231,611
Pandora A/S	141,923	16,180,822
TDC A/S	1,014,804	5,460,997
Tryg A/S	142,752	2,654,914
Vestas Wind Systems A/S	279,644	20,743,596
William Demant Holding A/S (b)	150,315	3,078,342

TOTAL DENMARK		265,417,654

Finland - 0.9%
Elisa Corp. (A Shares)	178,493	5,950,835
Fortum Corp.	556,073	8,536,113
Kone Oyj (B Shares) (a)	425,207	19,036,621
Metso Corp.	142,967	4,224,198
Neste Oyj	161,760	5,634,598
Nokia Corp.	7,385,513	37,813,548
Nokian Tyres PLC	146,988	5,781,850
Orion Oyj (B Shares)	129,179	6,369,103
Sampo Oyj (A Shares)	563,281	25,665,783
Stora Enso Oyj (R Shares)	691,008	7,423,026
UPM-Kymmene Corp.	670,183	15,925,118
Wartsila Corp. (a)	187,215	9,625,225

TOTAL FINLAND		151,986,018

France - 8.8%
Accor SA	213,975	8,444,021
Aeroports de Paris	36,714	4,161,745
Air Liquide SA	201,362	21,761,465
Alstom SA (b)	200,220	5,435,397
Arkema SA	84,442	8,185,394
Atos Origin SA	111,579	13,180,057
AXA SA	2,445,949	57,768,463
BIC SA	37,111	4,590,072
BNP Paribas SA	1,335,947	78,025,613
Bollore Group	1,116,754	4,328,923
Bollore Group (b)	7,144	28,003
Bouygues SA	263,659	10,158,881
Bureau Veritas SA	337,322	6,436,034
Capgemini SA	205,151	17,571,613
Carrefour SA	711,553	16,991,086
Casino Guichard Perrachon SA	70,101	3,706,937
Christian Dior SA	68,152	14,432,826
CNP Assurances	219,400	4,064,080
Compagnie de St. Gobain	628,466	30,113,993
Credit Agricole SA	1,413,377	17,062,093
Danone SA	745,079	49,292,986
Dassault Aviation SA	2,990	3,386,012
Dassault Systemes SA	161,612	13,051,472
Edenred SA	264,866	5,993,595
EDF SA (a)	147,881	1,449,152
EDF SA (b)	200,740	1,967,142
Eiffage SA	73,251	5,231,934
Engie	2,003,334	24,491,712
Essilor International SA	261,179	29,924,351
Eurazeo SA	51,153	3,159,364
Eutelsat Communications	219,002	4,304,959
Fonciere des Regions	43,260	3,561,422
Gecina SA	51,717	6,580,158
Groupe Eurotunnel SA	583,495	5,439,760
Hermes International SCA	33,082	14,435,888
ICADE	48,890	3,485,741
Iliad SA	32,770	6,785,347
Imerys SA	45,005	3,634,040
Ingenico SA	69,264	6,213,673
JCDecaux SA	92,984	2,969,994
Kering SA	95,023	23,128,327
Klepierre SA	277,041	10,291,481
L'Oreal SA (b)	201,944	37,557,074
L'Oreal SA	116,225	21,615,255
Lagardere S.C.A. (Reg.)	147,517	3,710,076
Legrand SA	339,018	19,114,265
LVMH Moet Hennessy - Louis Vuitton SA	350,841	70,477,161
Michelin CGDE Series B	230,715	25,920,685
Natixis SA	1,195,005	6,521,106
Orange SA	2,497,407	37,629,698
Pernod Ricard SA	267,361	30,561,838
Peugeot Citroen SA (b)	608,140	11,570,973
Publicis Groupe SA	240,412	16,206,082
Remy Cointreau SA	29,942	2,659,769
Renault SA	241,054	21,377,241
Rexel SA	381,442	6,168,581
Safran SA	395,454	28,136,277
Sanofi SA	1,465,042	126,371,696
Schneider Electric SA	710,271	48,124,670
SCOR SE	209,263	7,565,116
SEB SA	30,000	3,952,092
SFR Group SA (b)	133,141	3,878,863
Societe Generale Series A	966,592	42,962,678
Sodexo SA (a)	30,567	3,353,226
Sodexo SA (b)	6,851	751,561
Sodexo SA	77,845	8,539,664
Suez Environnement SA	417,649	6,262,984
Thales SA	134,079	13,210,026
Total SA	2,848,281	142,117,744
Unibail-Rodamco	125,080	28,535,975
Valeo SA	300,921	18,493,339
Veolia Environnement SA	601,130	9,851,265
VINCI SA	639,580	46,081,607
Vivendi SA	1,297,439	22,844,377
Wendel SA	35,512	3,929,557
Zodiac Aerospace	256,842	7,543,929

TOTAL FRANCE		1,438,821,656

Germany - 8.5%
adidas AG	236,975	39,766,528
Allianz SE	576,196	100,354,503
Axel Springer Verlag AG	55,345	2,894,100
BASF AG	1,157,039	107,744,929
Bayer AG	1,043,772	114,885,861
Bayerische Motoren Werke AG (BMW)	416,041	37,186,401
Beiersdorf AG	129,509	11,815,822
Brenntag AG	195,732	11,222,241
Commerzbank AG	1,335,583	10,188,815
Continental AG	138,868	28,172,859
Covestro AG	88,580	6,669,326
Daimler AG (Germany)	1,209,741	87,968,997
Deutsche Bank AG (b)	1,741,089	34,307,880
Deutsche Borse AG (b)	244,232	20,932,016
Deutsche Lufthansa AG	296,841	4,349,166
Deutsche Post AG	1,219,296	41,786,890
Deutsche Telekom AG	4,106,388	70,906,366
Deutsche Wohnen AG (Bearer)	422,961	14,529,152
E.ON AG	2,536,148	19,683,462
Evonik Industries AG	209,041	6,712,393
Fraport AG Frankfurt Airport Services Worldwide	52,274	3,273,457
Fresenius Medical Care AG & Co. KGaA	269,630	22,433,147
Fresenius SE & Co. KGaA	515,591	40,977,207
GEA Group AG	232,082	9,033,178
Hannover Reuck SE	77,291	8,728,630
HeidelbergCement Finance AG	187,742	17,544,429
Henkel AG & Co. KGaA	132,065	14,235,808
Hochtief AG	25,891	3,949,765
Hugo Boss AG	83,666	5,759,552
Infineon Technologies AG	1,417,966	25,205,453
Innogy SE	174,505	6,267,113
K&S AG	242,711	5,674,816
Lanxess AG	115,586	7,849,161
Linde AG	234,269	38,041,232
MAN SE	47,313	4,856,455
Merck KGaA	162,524	17,760,153
Metro AG	224,236	6,952,065
Muenchener Rueckversicherungs AG	203,894	38,535,346
OSRAM Licht AG	113,560	6,749,137
ProSiebenSat.1 Media AG	292,742	11,726,283
RWE AG (b)	621,567	8,859,957
SAP AG	1,236,322	115,166,291
Schaeffler AG	209,112	3,296,415
Siemens AG	964,351	125,366,459
Symrise AG	156,457	9,731,215
Telefonica Deutschland Holding AG	926,842	4,068,979
Thyssenkrupp AG	461,373	11,532,730
TUI AG	353,807	4,996,064
TUI AG	277,478	3,909,671
United Internet AG	155,000	6,384,368
Volkswagen AG	42,795	6,482,061
Vonovia SE	584,403	20,362,743
Zalando SE (b)	108,310	4,331,571

TOTAL GERMANY		1,392,118,618

Hong Kong - 2.4%
AIA Group Ltd.	15,195,600	96,013,626
Bank of East Asia Ltd.	1,546,512	6,394,909
BOC Hong Kong (Holdings) Ltd.	4,660,566	18,431,176
Cathay Pacific Airways Ltd.	1,465,327	2,151,867
CLP Holdings Ltd.	2,057,157	20,921,633
Galaxy Entertainment Group Ltd.	2,963,000	14,198,766
Hang Lung Group Ltd.	1,094,000	4,544,887
Hang Lung Properties Ltd.	2,779,423	7,017,570
Hang Seng Bank Ltd.	966,901	19,829,012
Henderson Land Development Co. Ltd.	1,534,552	8,915,263
HK Electric Investments & HK Electric Investments Ltd. unit	3,306,500	2,887,847
Hong Kong & China Gas Co. Ltd.	9,478,804	18,242,323
Hong Kong Exchanges and Clearing Ltd.	1,461,764	36,285,656
Hysan Development Co. Ltd.	797,677	3,719,732
Link (REIT)	2,808,308	19,372,257
MTR Corp. Ltd.	1,869,706	9,886,954
New World Development Co. Ltd.	7,240,344	9,476,084
PCCW Ltd.	5,235,863	3,190,255
Power Assets Holdings Ltd.	1,764,676	15,832,960
Sino Land Ltd.	3,887,610	6,770,728
SJM Holdings Ltd.	2,449,000	2,009,575
Sun Hung Kai Properties Ltd.	1,818,676	26,590,543
Swire Pacific Ltd. (A Shares)	712,384	7,323,068
Swire Properties Ltd.	1,443,800	4,342,801
Techtronic Industries Co. Ltd.	1,716,500	6,147,020
Wharf Holdings Ltd.	1,700,585	13,483,493
Wheelock and Co. Ltd.	1,098,000	7,135,748

TOTAL HONG KONG		391,115,753

Ireland - 0.6%
Bank of Ireland (b)	34,811,032	8,260,853
CRH PLC	1,044,365	35,306,421
DCC PLC (United Kingdom)	112,167	9,554,873
James Hardie Industries PLC CDI	558,338	8,347,516
Kerry Group PLC Class A	199,472	15,320,746
Paddy Power Betfair PLC (Ireland)	99,576	10,907,750
Ryanair Holdings PLC (b)	250,317	3,775,738

TOTAL IRELAND		91,473,897

Isle of Man - 0.0%
Genting Singapore PLC	7,689,459	5,432,114
Israel - 0.6%
Azrieli Group	53,034	2,637,863
Bank Hapoalim BM (Reg.)	1,356,880	8,366,371
Bank Leumi le-Israel BM (b)	1,840,647	8,068,313
Bezeq The Israel Telecommunication Corp. Ltd.	2,595,428	4,633,420
Check Point Software Technologies Ltd. (a)(b)	164,610	16,281,575
Elbit Systems Ltd. (Israel)	29,798	3,523,219
Frutarom Industries Ltd.	48,309	2,741,181
Israel Chemicals Ltd.	643,381	2,738,919
Mizrahi Tefahot Bank Ltd.	181,545	3,031,567
NICE Systems Ltd.	67,028	4,655,694
NICE Systems Ltd. sponsored ADR	8,696	593,502
Taro Pharmaceutical Industries Ltd. (a)(b)	18,603	2,230,686
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,151,741	40,333,970

TOTAL ISRAEL		99,836,280

Italy - 1.7%
Assicurazioni Generali SpA	1,474,206	21,115,182
Atlantia SpA	517,715	12,121,127
Enel SpA	9,576,757	41,100,488
Eni SpA	3,218,527	49,653,014
Intesa Sanpaolo SpA	15,974,681	37,195,311
Intesa Sanpaolo SpA (Risparmio Shares)	1,192,034	2,651,966
Leonardo SpA (b)	509,796	7,004,810
Luxottica Group SpA	212,593	11,213,759
Mediobanca SpA	707,193	5,667,700
Poste Italiane SpA	676,303	4,341,841
Prysmian SpA	245,387	6,241,711
Saipem SpA (b)	7,586,774	3,464,935
Snam Rete Gas SpA	3,089,746	12,307,521
Telecom Italia SpA (b)	13,943,222	11,252,369
Terna SpA	1,905,378	8,825,133
UniCredit SpA	2,386,054	31,976,488
Unipolsai SpA	1,419,637	3,007,927

TOTAL ITALY		269,141,282

Japan - 23.6%
ABC-MART, Inc.	41,300	2,488,771
ACOM Co. Ltd. (b)	500,200	2,092,608
AEON Co. Ltd.	817,000	12,181,005
AEON Financial Service Co. Ltd.	140,700	2,722,701
AEON MALL Co. Ltd.	137,740	2,114,927
Air Water, Inc.	193,000	3,664,329
Aisin Seiki Co. Ltd.	240,000	11,920,424
Ajinomoto Co., Inc.	680,366	13,771,439
Alfresa Holdings Corp.	235,100	4,231,361
All Nippon Airways Ltd.	1,423,000	4,253,357
Alps Electric Co. Ltd.	234,600	6,985,064
Amada Holdings Co. Ltd.	423,000	4,781,788
Aozora Bank Ltd.	1,479,000	5,542,383
Asahi Glass Co. Ltd.	1,259,677	10,293,146
Asahi Group Holdings	484,603	17,120,382
Asahi Kasei Corp.	1,579,727	15,390,193
Asics Corp.	198,000	3,491,370
Astellas Pharma, Inc.	2,702,100	36,398,197
Bandai Namco Holdings, Inc.	249,050	7,171,452
Bank of Kyoto Ltd.	415,000	3,379,990
Benesse Holdings, Inc.	81,900	2,518,710
Bridgestone Corp.	815,079	32,510,294
Brother Industries Ltd.	293,000	5,521,216
Calbee, Inc.	99,900	3,387,948
Canon, Inc.	1,333,644	38,896,427
Casio Computer Co. Ltd. (a)	285,700	3,857,821
Central Japan Railway Co.	180,500	29,530,375
Chiba Bank Ltd.	874,674	6,111,701
Chubu Electric Power Co., Inc.	805,464	10,610,946
Chugai Pharmaceutical Co. Ltd.	280,425	9,347,916
Chugoku Electric Power Co., Inc.	357,400	3,938,415
Concordia Financial Group Ltd.	1,463,884	7,789,486
Credit Saison Co. Ltd.	186,352	3,534,791
CYBERDYNE, Inc. (a)(b)	138,200	2,165,045
Dai Nippon Printing Co. Ltd.	661,242	7,192,467
Dai-ichi Mutual Life Insurance Co.	1,352,300	25,428,223
Daicel Chemical Industries Ltd.	348,500	4,228,096
Daiichi Sankyo Kabushiki Kaisha	772,470	17,605,674
Daikin Industries Ltd.	293,594	27,871,111
Dainippon Sumitomo Pharma Co. Ltd.	198,800	3,509,016
Daito Trust Construction Co. Ltd.	87,863	12,294,329
Daiwa House Industry Co. Ltd.	723,784	19,868,707
Daiwa House REIT Investment Corp.	1,711	4,447,123
Daiwa Securities Group, Inc.	2,075,985	13,162,349
DeNA Co. Ltd.	132,000	2,969,104
DENSO Corp.	597,638	26,555,778
Dentsu, Inc.	271,000	15,003,961
Don Quijote Holdings Co. Ltd.	147,800	5,236,050
East Japan Railway Co.	414,300	37,449,077
Eisai Co. Ltd.	316,178	17,733,211
Electric Power Development Co. Ltd.	182,080	4,277,085
FamilyMart Co. Ltd.	104,900	6,405,394
Fanuc Corp.	243,072	47,738,132
Fast Retailing Co. Ltd.	66,500	21,007,477
Fuji Electric Co. Ltd.	699,153	3,864,649
Fuji Heavy Industries Ltd.	771,600	28,894,220
Fujifilm Holdings Corp.	560,005	21,643,524
Fujitsu Ltd.	2,334,075	13,560,468
Fukuoka Financial Group, Inc.	966,300	4,507,020
Hakuhodo DY Holdings, Inc.	277,800	3,414,854
Hamamatsu Photonics K.K.	176,000	5,185,456
Hankyu Hanshin Holdings, Inc.	301,000	10,073,969
Hikari Tsushin, Inc.	26,700	2,614,269
Hino Motors Ltd.	320,300	3,720,606
Hirose Electric Co. Ltd.	39,512	5,303,671
Hiroshima Bank Ltd.	627,000	2,963,523
Hisamitsu Pharmaceutical Co., Inc.	77,700	4,177,382
Hitachi Chemical Co. Ltd.	128,500	3,620,121
Hitachi Construction Machinery Co. Ltd.	131,800	3,066,671
Hitachi High-Technologies Corp.	85,300	3,553,376
Hitachi Ltd.	6,055,271	33,352,634
Hitachi Metals Ltd.	266,400	3,794,027
Hokuriku Electric Power Co., Inc.	209,300	2,067,943
Honda Motor Co. Ltd.	2,045,460	63,362,945
Hoshizaki Corp.	63,400	5,022,564
Hoya Corp.	503,216	22,772,265
Hulic Co. Ltd.	369,400	3,514,964
Idemitsu Kosan Co. Ltd.	109,400	3,525,106
IHI Corp. (b)	1,840,185	5,732,919
Iida Group Holdings Co. Ltd.	183,100	3,096,622
INPEX Corp.	1,183,500	11,756,518
Isetan Mitsukoshi Holdings Ltd.	431,487	5,526,813
Isuzu Motors Ltd.	743,900	9,955,527
Itochu Corp.	1,906,286	27,598,684
J. Front Retailing Co. Ltd.	299,600	4,602,872
Japan Airlines Co. Ltd.	148,200	4,839,964
Japan Airport Terminal Co. Ltd. (a)	58,200	2,033,335
Japan Exchange Group, Inc.	663,200	9,167,739
Japan Post Bank Co. Ltd.	503,200	6,306,517
Japan Post Holdings Co. Ltd.	558,700	7,166,200
Japan Prime Realty Investment Corp.	1,037	4,116,801
Japan Real Estate Investment Corp.	1,644	9,058,133
Japan Retail Fund Investment Corp.	3,205	6,447,372
Japan Tobacco, Inc.	1,378,800	46,109,320
JFE Holdings, Inc.	654,575	12,381,253
JGC Corp.	258,217	4,635,931
JSR Corp.	238,716	4,077,582
JTEKT Corp.	275,700	4,682,323
JX Holdings, Inc.	2,681,468	12,771,850
Kajima Corp.	1,117,317	7,280,040
Kakaku.com, Inc.	176,900	2,554,024
Kamigumi Co. Ltd.	287,663	2,696,241
Kaneka Corp.	346,559	2,705,347
Kansai Electric Power Co., Inc. (b)	881,136	9,768,614
Kansai Paint Co. Ltd.	276,600	5,372,212
Kao Corp.	632,150	32,641,436
Kawasaki Heavy Industries Ltd.	1,770,945	5,564,499
KDDI Corp.	2,300,900	60,128,320
Keihan Electric Railway Co., Ltd.	632,000	3,994,125
Keihin Electric Express Railway Co. Ltd.	584,061	6,425,737
Keio Corp.	719,410	5,654,360
Keisei Electric Railway Co.	170,700	4,046,233
Keyence Corp.	121,924	47,165,580
Kikkoman Corp.	183,849	5,539,444
Kintetsu Group Holdings Co. Ltd.	2,261,100	8,392,707
Kirin Holdings Co. Ltd.	1,029,556	17,723,631
Kobe Steel Ltd. (b)	384,000	3,729,085
Koito Manufacturing Co. Ltd.	140,700	7,251,351
Komatsu Ltd.	1,157,445	27,823,608
Konami Holdings Corp.	116,900	4,932,182
Konica Minolta, Inc.	560,900	5,407,047
Kose Corp.	37,800	3,236,780
Kubota Corp.	1,354,164	21,545,847
Kuraray Co. Ltd.	440,286	6,681,985
Kurita Water Industries Ltd.	130,000	3,101,162
Kyocera Corp.	400,404	22,018,745
Kyowa Hakko Kirin Co., Ltd.	325,289	4,867,247
Kyushu Electric Power Co., Inc.	533,570	5,936,735
Kyushu Financial Group, Inc.	432,200	2,958,403
Lawson, Inc.	81,916	5,650,888
LINE Corp. (a)	54,600	1,880,831
Lion Corp.	299,000	5,163,203
LIXIL Group Corp.	332,559	8,149,316
M3, Inc.	243,300	6,172,104
Mabuchi Motor Co. Ltd.	61,142	3,303,502
Makita Corp.	143,500	9,937,514
Marubeni Corp.	2,050,144	13,263,115
Marui Group Co. Ltd.	272,649	3,766,534
Maruichi Steel Tube Ltd.	69,500	2,199,230
Mazda Motor Corp.	713,100	9,971,204
McDonald's Holdings Co. (Japan) Ltd. (a)	83,800	2,386,933
Mebuki Financial Group, Inc.	1,176,610	5,184,227
Medipal Holdings Corp.	213,300	3,518,135
Meiji Holdings Co. Ltd.	147,158	11,762,685
Minebea Mitsumi, Inc.	473,700	5,835,603
Miraca Holdings, Inc.	71,600	3,428,795
Misumi Group, Inc.	342,800	5,989,732
Mitsubishi Chemical Holdings Corp.	1,693,275	13,002,700
Mitsubishi Corp.	1,893,802	42,724,119
Mitsubishi Electric Corp.	2,422,306	35,522,267
Mitsubishi Estate Co. Ltd.	1,566,723	30,610,681
Mitsubishi Gas Chemical Co., Inc.	237,433	5,000,369
Mitsubishi Heavy Industries Ltd.	4,007,256	15,837,124
Mitsubishi Logistics Corp.	144,000	2,068,770
Mitsubishi Materials Corp.	139,193	4,621,388
Mitsubishi Motors Corp. of Japan	840,600	5,439,639
Mitsubishi Tanabe Pharma Corp.	281,600	5,790,164
Mitsubishi UFJ Financial Group, Inc.	16,062,930	106,268,685
Mitsubishi UFJ Lease & Finance Co. Ltd.	594,200	3,284,509
Mitsui & Co. Ltd.	2,134,223	32,655,920
Mitsui Chemicals, Inc.	1,140,683	5,797,588
Mitsui Fudosan Co. Ltd.	1,134,677	25,684,130
Mitsui OSK Lines Ltd.	1,426,285	4,710,060
mixi, Inc.	56,100	2,431,857
Mizuho Financial Group, Inc.	30,243,300	56,437,831
MS&AD Insurance Group Holdings, Inc.	634,784	21,465,525
Murata Manufacturing Co. Ltd.	244,254	35,112,396
Nabtesco Corp.	148,100	4,119,565
Nagoya Railroad Co. Ltd.	1,151,000	5,276,292
NEC Corp.	3,245,547	8,088,951
New Hampshire Foods Ltd.	215,740	5,749,482
Nexon Co. Ltd.	217,700	3,619,775
NGK Insulators Ltd.	326,509	7,030,355
NGK Spark Plug Co. Ltd.	223,800	5,065,854
Nidec Corp.	299,184	27,935,735
Nikon Corp.	425,338	6,500,559
Nintendo Co. Ltd.	142,196	29,701,296
Nippon Building Fund, Inc.	1,772	9,905,345
Nippon Electric Glass Co. Ltd.	522,000	3,243,188
Nippon Express Co. Ltd.	1,035,546	5,346,181
Nippon Paint Holdings Co. Ltd.	203,300	6,559,816
Nippon Prologis REIT, Inc.	1,960	4,213,272
Nippon Steel & Sumitomo Metal Corp.	1,012,263	24,899,985
Nippon Telegraph & Telephone Corp.	866,500	36,652,363
Nippon Yusen KK	2,011,578	4,440,530
Nissan Chemical Industries Co. Ltd.	153,000	4,929,992
Nissan Motor Co. Ltd.	3,040,748	29,919,181
Nisshin Seifun Group, Inc.	260,323	3,913,708
Nissin Food Holdings Co. Ltd.	78,323	4,385,168
Nitori Holdings Co. Ltd.	100,500	11,700,921
Nitto Denko Corp.	206,394	17,379,387
NKSJ Holdings, Inc.	442,403	16,531,290
NOK Corp.	119,500	2,727,295
Nomura Holdings, Inc.	4,554,347	29,433,046
Nomura Real Estate Holdings, Inc.	153,900	2,611,005
Nomura Real Estate Master Fund, Inc.	4,981	7,461,857
Nomura Research Institute Ltd.	165,055	5,700,417
NSK Ltd.	562,076	8,015,005
NTT Data Corp.	157,700	7,439,672
NTT DOCOMO, Inc.	1,744,500	41,445,740
Obayashi Corp.	810,304	7,529,996
OBIC Co. Ltd.	80,800	3,761,485
Odakyu Electric Railway Co. Ltd.	377,500	7,459,611
Oji Holdings Corp.	1,021,352	4,891,071
Olympus Corp.	364,829	12,908,410
OMRON Corp.	240,160	10,325,095
Ono Pharmaceutical Co. Ltd.	517,800	11,464,929
Oracle Corp. Japan	47,800	2,782,607
Oriental Land Co. Ltd.	273,324	15,356,456
ORIX Corp.	1,659,480	25,812,820
Osaka Gas Co. Ltd.	2,306,525	8,893,913
Otsuka Corp.	65,700	3,339,241
Otsuka Holdings Co. Ltd.	490,100	22,296,507
Panasonic Corp.	2,767,273	30,365,948
Park24 Co. Ltd.	127,100	3,569,367
Pola Orbis Holdings, Inc.	28,600	2,731,568
Rakuten, Inc.	1,164,300	11,534,700
Recruit Holdings Co. Ltd.	460,900	22,605,002
Resona Holdings, Inc.	2,765,300	15,433,202
Ricoh Co. Ltd.	859,070	7,486,132
Rinnai Corp.	44,700	3,604,807
ROHM Co. Ltd.	115,944	7,492,576
Ryohin Keikaku Co. Ltd.	29,800	6,299,791
Sankyo Co. Ltd. (Gunma)	60,700	2,147,692
Santen Pharmaceutical Co. Ltd.	466,700	6,688,210
SBI Holdings, Inc. Japan	262,960	3,679,497
Secom Co. Ltd.	262,667	19,136,850
Sega Sammy Holdings, Inc.	232,100	3,415,028
Seibu Holdings, Inc.	211,400	3,618,516
Seiko Epson Corp.	348,000	7,783,668
Sekisui Chemical Co. Ltd.	510,893	8,435,680
Sekisui House Ltd.	753,067	12,035,532
Seven & i Holdings Co. Ltd.	944,900	37,002,488
Seven Bank Ltd.	743,800	2,310,616
Sharp Corp. (a)(b)	1,874,000	5,538,064
Shimadzu Corp.	307,000	5,003,489
Shimamura Co. Ltd.	27,900	3,610,895
SHIMANO, Inc.	95,100	14,051,894
SHIMIZU Corp.	707,416	6,492,019
Shin-Etsu Chemical Co. Ltd.	495,062	41,876,133
Shinsei Bank Ltd.	2,213,000	4,038,141
Shionogi & Co. Ltd.	374,391	18,322,148
Shiseido Co. Ltd.	476,350	12,529,389
Shizuoka Bank Ltd.	664,274	5,830,025
Showa Shell Sekiyu K.K.	237,000	2,388,037
SMC Corp.	71,771	20,347,201
SoftBank Corp.	1,065,630	79,501,284
Sohgo Security Services Co., Ltd.	89,400	3,381,993
Sony Corp.	1,583,885	48,941,583
Sony Financial Holdings, Inc.	216,200	3,798,823
Stanley Electric Co. Ltd.	187,625	5,285,799
Start Today Co. Ltd.	221,900	4,637,689
Sumitomo Chemical Co. Ltd.	1,963,334	10,939,936
Sumitomo Corp.	1,479,942	19,884,930
Sumitomo Electric Industries Ltd.	944,106	15,374,444
Sumitomo Heavy Industries Ltd.	687,822	4,867,315
Sumitomo Metal Mining Co. Ltd.	617,065	8,573,933
Sumitomo Mitsui Financial Group, Inc.	1,685,400	65,658,467
Sumitomo Mitsui Trust Holdings, Inc.	415,372	14,905,747
Sumitomo Realty & Development Co. Ltd.	446,000	12,310,704
Sumitomo Rubber Industries Ltd.	210,400	3,472,176
Sundrug Co. Ltd.	46,100	3,032,436
Suntory Beverage & Food Ltd.	173,900	7,297,548
Suzuken Co. Ltd.	96,416	3,261,211
Suzuki Motor Corp.	444,000	17,365,579
Sysmex Corp.	196,000	11,322,622
T&D Holdings, Inc.	725,400	11,128,461
Taiheiyo Cement Corp.	1,508,000	5,302,061
Taisei Corp.	1,318,594	9,248,761
Taisho Pharmaceutical Holdings Co. Ltd.	45,257	3,685,981
Taiyo Nippon Sanso Corp.	187,200	2,326,149
Takashimaya Co. Ltd.	373,000	3,356,651
Takeda Pharmaceutical Co. Ltd.	892,642	41,512,113
TDK Corp.	153,625	10,447,238
Teijin Ltd.	232,868	4,454,434
Terumo Corp.	427,924	14,836,121
The Chugoku Bank Ltd.	213,000	3,397,534
The Hachijuni Bank Ltd.	509,500	3,219,947
The Suruga Bank Ltd.	217,500	4,820,642
THK Co. Ltd.	149,400	3,884,440
Tobu Railway Co. Ltd.	1,228,297	6,286,624
Toho Co. Ltd.	141,654	4,009,611
Toho Gas Co. Ltd.	491,000	3,531,337
Tohoku Electric Power Co., Inc.	566,090	7,266,027
Tokio Marine Holdings, Inc.	854,900	37,431,600
Tokyo Electric Power Co., Inc. (b)	1,807,818	6,951,599
Tokyo Electron Ltd.	206,918	20,646,676
Tokyo Gas Co. Ltd.	2,730,395	12,390,007
Tokyo Tatemono Co. Ltd.	251,700	3,551,066
Tokyu Corp.	1,349,954	9,997,434
Tokyu Fudosan Holdings Corp.	632,400	3,602,617
TonenGeneral Sekiyu K.K.	361,856	4,332,158
Toppan Printing Co. Ltd.	644,013	6,489,143
Toray Industries, Inc.	1,835,883	16,423,182
Toshiba Corp. (a)(b)	5,042,880	9,345,566
Toto Ltd.	176,392	6,790,648
Toyo Seikan Group Holdings Ltd.	203,500	3,686,168
Toyo Suisan Kaisha Ltd.	110,100	4,037,670
Toyoda Gosei Co. Ltd.	80,900	2,062,376
Toyota Industries Corp.	203,186	9,911,071
Toyota Motor Corp.	3,351,763	189,618,701
Toyota Tsusho Corp.	261,300	7,791,669
Trend Micro, Inc.	140,700	6,161,770
Tsuruha Holdings, Inc.	45,800	4,239,797
Unicharm Corp.	505,840	11,368,962
United Urban Investment Corp.	3,724	5,787,622
USS Co. Ltd.	272,500	4,666,785
West Japan Railway Co.	205,800	13,623,522
Yahoo! Japan Corp.	1,784,200	8,274,228
Yakult Honsha Co. Ltd.	109,566	5,978,366
Yamada Denki Co. Ltd. (a)	824,050	4,202,952
Yamaguchi Financial Group, Inc.	246,000	2,837,830
Yamaha Corp.	209,043	5,446,338
Yamaha Motor Co. Ltd.	350,400	8,106,187
Yamato Holdings Co. Ltd.	436,532	9,537,298
Yamazaki Baking Co. Ltd.	164,800	3,304,948
Yaskawa Electric Corp.	313,800	5,882,441
Yokogawa Electric Corp.	283,000	4,405,777
Yokohama Rubber Co. Ltd.	136,300	2,710,349

TOTAL JAPAN		3,852,802,392

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	2,420,165	21,295,750
Eurofins Scientific SA	14,000	5,981,584
Millicom International Cellular SA (depository receipt)	82,646	4,509,245
RTL Group SA (a)	48,932	3,764,516
SES SA (France) (depositary receipt)	456,859	9,324,191
Tenaris SA	595,754	9,755,256

TOTAL LUXEMBOURG		54,630,542

Malta - 0.0%
BGP Holdings PLC (b)	5,796,476	61
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,992,780	2,438,459
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	4,761,760	6,354,820
Netherlands - 4.0%
ABN AMRO Group NV GDR	356,431	8,156,225
AEGON NV	2,349,193	12,464,889
AerCap Holdings NV (b)	205,694	9,317,938
Airbus Group NV	730,703	53,689,472
Akzo Nobel NV	317,461	21,284,469
Altice NV:
Class A (b)	464,494	9,794,951
Class B (b)	135,773	2,864,532
ASML Holding NV (Netherlands)	465,199	56,549,889
CNH Industrial NV	1,280,647	11,884,845
EXOR NV	135,038	6,399,041
Ferrari NV	154,481	10,064,916
Fiat Chrysler Automobiles NV	1,132,138	12,389,668
Gemalto NV	101,636	6,116,913
Heineken Holding NV	128,940	9,792,785
Heineken NV (Bearer)	290,995	24,015,020
ING Groep NV (Certificaten Van Aandelen)	4,890,428	67,373,436
Koninklijke Ahold Delhaize NV	1,615,075	34,322,870
Koninklijke Boskalis Westminster NV	116,878	4,259,427
Koninklijke DSM NV	229,127	15,049,703
Koninklijke KPN NV	4,276,106	12,084,049
Koninklijke Philips Electronics NV	1,194,104	36,181,135
Mobileye NV (a)(b)	220,082	10,018,133
NN Group NV	405,943	12,611,393
NXP Semiconductors NV (b)	368,805	37,916,842
QIAGEN NV (Germany) (b)	276,088	7,867,917
Randstad Holding NV	154,172	8,968,440
RELX NV	1,253,602	22,198,142
STMicroelectronics NV (France)	801,431	12,222,616
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,055,132	97,286,061
Vopak NV	89,282	3,775,374
Wolters Kluwer NV	382,105	15,651,671

TOTAL NETHERLANDS		652,572,762

New Zealand - 0.2%
Auckland International Airport Ltd.	1,205,757	6,374,840
Contact Energy Ltd.	923,954	3,254,413
Fletcher Building Ltd.	871,583	6,064,560
Mercury Nz Ltd.	897,575	2,036,548
Meridian Energy Ltd.	1,594,119	3,100,259
Ryman Healthcare Group Ltd.	471,403	3,011,823
Spark New Zealand Ltd.	2,285,016	5,908,770

TOTAL NEW ZEALAND		29,751,213

Norway - 0.7%
DNB ASA	1,233,200	20,226,039
Gjensidige Forsikring ASA	260,110	4,067,564
Marine Harvest ASA	479,573	8,386,164
Norsk Hydro ASA	1,702,688	9,639,968
Orkla ASA	1,043,505	9,179,757
Schibsted ASA:
(A Shares)	97,544	2,573,714
(B Shares)	112,343	2,727,000
Statoil ASA (a)	1,432,218	25,251,724
Telenor ASA	940,003	15,327,114
Yara International ASA	225,950	8,578,742

TOTAL NORWAY		105,957,786

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,723,615	9,224,039
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (b)	2,598,658	28
Energias de Portugal SA	2,901,252	8,971,799
Galp Energia SGPS SA Class B	621,775	9,149,460
Jeronimo Martins SGPS SA	318,203	5,117,243

TOTAL PORTUGAL		23,238,530

Singapore - 1.3%
Ascendas Real Estate Investment Trust (b)	2,993,583	5,340,344
CapitaCommercial Trust (REIT)	2,573,700	2,864,972
CapitaLand Ltd.	3,141,137	8,158,797
CapitaMall Trust	3,166,300	4,450,985
City Developments Ltd.	494,000	3,338,219
ComfortDelgro Corp. Ltd.	2,749,084	4,845,324
DBS Group Holdings Ltd.	2,243,864	29,989,705
Global Logistic Properties Ltd.	3,806,100	7,224,366
Hutchison Port Holdings Trust	6,729,900	2,557,362
Jardine Cycle & Carriage Ltd.	143,130	4,362,125
Keppel Corp. Ltd.	1,836,300	8,923,364
Oversea-Chinese Banking Corp. Ltd.	3,971,386	26,808,414
Sembcorp Industries Ltd.	1,245,730	2,844,538
Singapore Airlines Ltd.	680,825	4,833,887
Singapore Airport Terminal Service Ltd.	829,800	2,960,611
Singapore Exchange Ltd.	1,013,800	5,425,646
Singapore Press Holdings Ltd.	1,992,821	4,977,075
Singapore Technologies Engineering Ltd.	2,006,061	5,267,807
Singapore Telecommunications Ltd.	10,016,227	28,160,364
StarHub Ltd.	747,200	1,535,562
Suntec (REIT)	3,063,900	3,782,323
United Overseas Bank Ltd.	1,660,713	25,478,328
UOL Group Ltd.	603,829	2,839,470
Wilmar International Ltd.	2,373,900	6,165,974
Yangzijiang Shipbuilding Holdings Ltd.	2,549,700	1,682,940

TOTAL SINGAPORE		204,818,502

Spain - 3.0%
Abertis Infraestructuras SA	805,599	11,811,770
ACS Actividades de Construccion y Servicios SA	241,939	7,593,189
Aena SA	84,471	12,080,958
Amadeus IT Holding SA Class A	551,676	25,660,082
Banco Bilbao Vizcaya Argentaria SA	8,283,605	53,967,447
Banco de Sabadell SA	6,749,414	9,924,657
Banco Popular Espanol SA (a)	4,313,009	3,824,422
Banco Santander SA (Spain)	18,376,858	99,943,952
Bankia SA	5,781,148	5,714,203
Bankinter SA	849,284	6,549,145
CaixaBank SA	4,521,006	15,754,768
Distribuidora Internacional de Alimentacion SA	788,370	4,377,279
Enagas SA	281,939	6,928,026
Endesa SA	403,329	8,586,327
Ferrovial SA	614,562	11,657,354
Gas Natural SDG SA	434,077	8,449,949
Grifols SA	374,518	8,191,200
Iberdrola SA	6,960,231	46,262,397
Inditex SA	1,374,673	44,052,624
International Consolidated Airlines Group SA	296,788	1,975,169
International Consolidated Airlines Group SA CDI	761,807	5,076,198
MAPFRE SA (Reg.)	1,336,994	4,137,338
Red Electrica Corporacion SA	546,270	9,861,215
Repsol YPF SA	1,421,293	21,025,623
Telefonica SA	5,839,385	59,444,704
Zardoya Otis SA	243,649	1,946,238

TOTAL SPAIN		494,796,234

Sweden - 2.8%
Alfa Laval AB	372,530	6,743,558
ASSA ABLOY AB (B Shares)	1,264,854	24,544,204
Atlas Copco AB:
(A Shares)	849,564	27,821,230
(B Shares)	485,807	14,369,804
Boliden AB	343,643	10,492,102
Electrolux AB (B Shares)	301,375	7,992,951
Getinge AB (B Shares)	251,256	4,264,332
H&M Hennes & Mauritz AB (B Shares)	1,199,230	31,618,157
Hexagon AB (B Shares)	326,474	13,186,850
Husqvarna AB (B Shares)	523,174	4,483,140
ICA Gruppen AB (a)	104,430	3,392,072
Industrivarden AB (C Shares)	207,911	4,116,023
Investor AB (B Shares)	570,458	22,624,683
Kinnevik AB (B Shares)	305,051	8,249,280
Lundbergfoeretagen AB	48,237	3,128,837
Lundin Petroleum AB (b)	257,889	5,285,430
Nordea Bank AB	3,832,808	44,924,012
Sandvik AB	1,338,448	18,208,563
Securitas AB (B Shares)	398,871	6,089,161
Skandinaviska Enskilda Banken AB (A Shares)	1,923,954	22,017,642
Skanska AB (B Shares)	456,884	10,892,411
SKF AB (B Shares)	500,919	9,539,359
Svenska Cellulosa AB (SCA) (B Shares)	770,547	23,679,983
Svenska Handelsbanken AB (A Shares)	1,924,268	26,775,094
Swedbank AB (A Shares)	1,140,457	28,162,084
Swedish Match Co. AB	240,448	7,490,526
Tele2 AB (B Shares)	451,459	4,038,654
Telefonaktiebolaget LM Ericsson (B Shares)	3,894,711	25,270,251
TeliaSonera AB	3,224,425	12,946,287
Volvo AB (B Shares)	1,951,034	25,483,228

TOTAL SWEDEN		457,829,908

Switzerland - 8.6%
ABB Ltd. (Reg.)	2,373,052	53,607,901
Actelion Ltd.	123,206	33,152,404
Adecco SA (Reg.)	204,448	14,697,213
Aryzta AG	109,496	3,541,027
Baloise Holdings AG	63,922	8,318,420
Barry Callebaut AG	2,752	3,559,365
Coca-Cola HBC AG	240,514	5,804,693
Compagnie Financiere Richemont SA Series A	657,888	48,459,496
Credit Suisse Group AG	2,503,899	37,776,472
Dufry AG (b)	57,480	8,292,778
Ems-Chemie Holding AG	10,470	5,957,689
Galenica AG	4,983	5,844,550
Geberit AG (Reg.)	46,824	20,261,573
Givaudan SA	11,622	21,106,714
Julius Baer Group Ltd.	280,067	13,697,440
Kuehne & Nagel International AG	68,103	9,696,549
Lafargeholcim Ltd. (Reg.)	572,929	32,601,078
Lindt & Spruengli AG	129	8,360,885
Lindt & Spruengli AG (participation certificate)	1,282	7,269,368
Lonza Group AG	70,880	13,056,006
Nestle SA	3,924,442	289,616,667
Novartis AG	2,818,046	220,066,598
Pargesa Holding SA	42,251	2,787,005
Partners Group Holding AG	21,778	11,394,772
Roche Holding AG (participation certificate)	885,635	215,567,559
Schindler Holding AG:
(participation certificate)	53,961	10,433,839
(Reg.)	25,564	4,889,575
SGS SA (Reg.)	6,866	14,595,420
Sika AG	2,713	15,275,566
Sonova Holding AG Class B	66,992	8,797,974
Swatch Group AG (Bearer)	38,354	12,750,934
Swatch Group AG (Bearer) (Reg.)	65,564	4,252,994
Swiss Life Holding AG	40,050	12,600,986
Swiss Prime Site AG	88,737	7,704,352
Swiss Re Ltd.	409,561	36,619,284
Swisscom AG	32,121	14,142,387
Syngenta AG (Switzerland)	116,686	50,293,912
UBS Group AG	4,611,235	71,026,839
Zurich Insurance Group AG	189,085	52,182,404

TOTAL SWITZERLAND		1,410,060,688

United Kingdom - 16.2%
3i Group PLC	1,213,623	10,368,287
Aberdeen Asset Management PLC	1,186,040	4,069,244
Admiral Group PLC	275,869	6,257,464
Anglo American PLC (United Kingdom) (b)	1,766,020	27,841,304
Antofagasta PLC (a)	500,593	5,043,826
Ashtead Group PLC	627,687	12,898,011
Associated British Foods PLC	451,787	14,682,111
AstraZeneca PLC (United Kingdom)	1,597,020	92,036,329
Auto Trader Group PLC	1,244,050	6,100,621
Aviva PLC	5,129,908	31,666,356
Babcock International Group PLC	328,618	3,865,618
BAE Systems PLC	4,010,410	31,395,677
Barclays PLC	21,321,105	59,926,860
Barratt Developments PLC	1,258,593	7,988,224
Berkeley Group Holdings PLC	166,588	6,085,564
BHP Billiton PLC	2,663,181	42,925,000
BP PLC	23,847,968	134,470,795
British American Tobacco PLC (United Kingdom)	2,347,722	148,292,797
British Land Co. PLC	1,239,536	9,497,633
BT Group PLC	10,640,970	43,000,800
Bunzl PLC	425,026	11,892,724
Burberry Group PLC	555,219	11,891,165
Capita Group PLC	836,934	5,852,001
Carnival PLC	239,915	13,075,694
Carphone Warehouse Group PLC	1,227,790	4,616,215
Centrica PLC	6,938,568	19,545,866
Cobham PLC	2,207,284	3,281,212
Coca-Cola European Partners PLC	273,369	9,519,386
Compass Group PLC	2,065,730	38,377,062
Croda International PLC	167,773	7,302,994
Diageo PLC	3,171,147	89,410,071
Direct Line Insurance Group PLC	1,764,649	7,521,498
easyJet PLC	197,866	2,334,914
Fresnillo PLC	276,755	5,103,094
G4S PLC (United Kingdom)	1,950,770	6,344,427
GKN PLC	2,186,936	9,766,461
GlaxoSmithKline PLC	6,158,758	126,026,180
Hammerson PLC	1,006,040	7,346,509
Hargreaves Lansdown PLC	333,739	5,528,503
Hikma Pharmaceuticals PLC	180,817	4,823,886
HSBC Holdings PLC (United Kingdom)	24,994,178	200,755,307
IMI PLC	348,948	5,373,432
Imperial Tobacco Group PLC	1,208,504	56,878,773
Inmarsat PLC	563,709	4,976,788
InterContinental Hotel Group PLC	236,069	11,119,479
Intertek Group PLC	206,605	9,042,022
Intu Properties PLC (a)	1,211,811	4,314,046
Investec PLC	836,269	6,003,004
ITV PLC	4,608,065	11,578,783
J Sainsbury PLC	2,084,576	6,921,865
Johnson Matthey PLC	242,978	9,237,937
Kingfisher PLC	2,857,464	11,655,270
Land Securities Group PLC	1,003,201	13,269,802
Legal & General Group PLC	7,541,606	23,235,919
Lloyds Banking Group PLC	81,108,284	69,145,913
London Stock Exchange Group PLC	400,941	15,313,285
Marks & Spencer Group PLC	2,066,182	8,577,442
Mediclinic International PLC	461,080	4,242,352
Meggitt PLC	1,003,653	5,859,526
Merlin Entertainments PLC	890,377	5,435,736
Mondi PLC	460,693	10,741,321
National Grid PLC	4,728,823	57,447,474
Next PLC	175,593	8,338,443
Old Mutual PLC	6,237,146	16,879,550
Pearson PLC	1,041,238	8,698,135
Persimmon PLC	386,870	9,893,782
Provident Financial PLC	186,071	6,741,877
Prudential PLC	3,254,401	65,039,357
Reckitt Benckiser Group PLC	795,776	72,256,186
RELX PLC	1,364,953	25,490,214
Rio Tinto PLC	1,560,051	63,940,548
Rolls-Royce Holdings PLC	2,325,871	22,716,054
Royal Bank of Scotland Group PLC (b)	4,464,440	13,139,615
Royal Dutch Shell PLC:
Class A (Netherlands)	32,829	850,602
Class A (United Kingdom)	5,455,210	141,168,722
Class B (United Kingdom)	4,692,925	127,030,900
Royal Mail PLC	1,149,232	5,912,298
RSA Insurance Group PLC	1,301,789	9,675,796
Sage Group PLC	1,353,224	10,847,296
Schroders PLC	174,925	6,670,121
Scottish & Southern Energy PLC	1,284,397	24,540,110
Segro PLC	1,038,195	6,361,350
Severn Trent PLC	296,523	8,602,450
SKY PLC	1,294,882	16,027,374
Smith & Nephew PLC	1,117,704	16,783,691
Smiths Group PLC	491,929	9,125,631
St. James's Place Capital PLC	670,636	8,779,274
Standard Chartered PLC (United Kingdom) (b)	4,147,330	37,176,253
Standard Life PLC	2,517,810	11,519,016
Tate & Lyle PLC	593,123	5,475,666
Taylor Wimpey PLC	4,091,409	9,138,285
Tesco PLC (b)	10,309,017	24,090,544
The Weir Group PLC	273,297	6,385,641
Travis Perkins PLC	323,071	6,101,434
Unilever PLC	1,619,276	76,820,961
United Utilities Group PLC	864,950	10,501,978
Vodafone Group PLC	33,277,003	83,337,895
Vodafone Group PLC sponsored ADR	9,027	229,376
Whitbread PLC	230,123	10,922,216
William Hill PLC	1,095,174	3,586,260
WM Morrison Supermarkets PLC	2,809,409	8,457,170
Worldpay Group PLC	2,258,590	7,606,179

TOTAL UNITED KINGDOM		2,645,956,109

TOTAL COMMON STOCKS
(Cost $15,779,811,566)		15,865,122,522

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (b)	288,912	31,188,877
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	68,575	5,113,718
Fuchs Petrolub AG	90,401	4,186,143
Henkel AG & Co. KGaA	224,073	27,987,448
Porsche Automobil Holding SE (Germany)	191,779	10,595,351
Volkswagen AG	230,865	34,167,600

TOTAL GERMANY		82,050,260

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	7,320,761	4,878,281
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $107,608,928)		118,117,418
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.62% 3/30/17 to 8/17/17 (c) (Cost $17,976,534)	18,000,000	17,975,470
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (d)	213,070,875	213,113,489
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	104,791,948	104,812,907
TOTAL MONEY MARKET FUNDS
(Cost $317,926,418)		317,926,396
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $16,223,323,446)		16,319,141,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130,535)
NET ASSETS - 100%		$16,319,011,271
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
58 ASX SPI 200 Index Contracts (Australia)	March 2017	6,318,988	$121,212
10 Eurex Dax Index Contracts (Germany)	March 2017	3,137,678	150,316
461 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2017	16,233,864	454,028
34 Euronext CAC 40 10 Index Contracts (France)	March 2017	1,749,832	(21,454)
165 FTSE 100 Index Contracts (United Kingdom)	March 2017	14,875,403	615,575
19 HKFE Hang Seng Index Contracts (Hong Kong)	March 2017	2,905,473	(30,754)
3,097 ICE E-mini MSCI EAFE Index Contracts (United States)	March 2017	270,290,675	291,171
53 MSCI Sing IX ETS Index Contracts (Singapore)	March 2017	1,302,308	(5,914)
141 OMX Stockholm 30 Index Contracts (Sweden)	March 2017	2,436,407	(2,114)
121 TSE TOPIX Index Contracts (Japan)	March 2017	16,521,786	242,502
TOTAL FUTURES CONTRACTS			$1,814,568

The face value of futures purchased as a percentage of Net Assets is 2.1%

Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
3/10/17	JPY	Goldman Sachs Bank USA	Buy	70,000,000	$596,273	$27,041
3/10/17	JPY	Goldman Sachs Bank USA	Buy	140,000,000	1,235,387	11,241
3/10/17	JPY	Goldman Sachs Bank USA	Buy	150,000,000	1,313,239	22,434
3/10/17	JPY	Goldman Sachs Bank USA	Buy	640,000,000	5,470,549	228,323
3/10/17	JPY	Goldman Sachs Bank USA	Buy	1,010,000,000	8,881,580	111,950
3/10/17	JPY	Goldman Sachs Bank USA	Sell	100,000,000	880,006	(10,443)
3/17/17	AUD	Goldman Sachs Bank USA	Buy	500,000	382,656	553
3/17/17	AUD	Goldman Sachs Bank USA	Buy	600,000	447,286	12,564
3/17/17	AUD	Goldman Sachs Bank USA	Buy	1,600,000	1,154,718	71,550
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,200,000	1,644,324	41,795
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,200,000	1,645,809	40,310
3/17/17	AUD	Goldman Sachs Bank USA	Buy	2,500,000	1,846,373	69,671
3/17/17	AUD	Goldman Sachs Bank USA	Sell	200,000	153,420	137
3/17/17	AUD	Goldman Sachs Bank USA	Sell	1,000,000	718,840	(47,578)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	600,000	635,112	1,004
3/17/17	EUR	Goldman Sachs Bank USA	Buy	700,000	757,156	(15,022)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	4,100,000	4,293,008	53,782
3/17/17	EUR	Goldman Sachs Bank USA	Buy	5,400,000	5,753,873	(28,833)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	5,400,000	5,770,991	(45,951)
3/17/17	EUR	Goldman Sachs Bank USA	Buy	6,200,000	6,530,751	42,442
3/17/17	EUR	Goldman Sachs Bank USA	Sell	500,000	525,789	(4,307)
3/17/17	EUR	Goldman Sachs Bank USA	Sell	1,800,000	1,871,417	(36,930)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	300,000	383,631	(11,220)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	800,000	996,946	(3,850)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	2,400,000	2,952,485	26,803
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,300,000	4,189,185	(92,664)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,300,000	4,190,802	(94,281)
3/17/17	GBP	Goldman Sachs Bank USA	Buy	3,700,000	4,648,073	(55,004)
3/17/17	GBP	Goldman Sachs Bank USA	Sell	400,000	499,673	3,125
3/17/17	GBP	Goldman Sachs Bank USA	Sell	1,400,000	1,711,934	(25,984)
3/17/17	SEK	Goldman Sachs Bank USA	Buy	4,500,000	494,085	4,862
3/17/17	SEK	Goldman Sachs Bank USA	Buy	6,000,000	659,078	6,185
3/17/17	SEK	Goldman Sachs Bank USA	Buy	6,300,000	689,029	9,497
3/17/17	SEK	Goldman Sachs Bank USA	Buy	7,800,000	844,398	20,443
3/17/17	SEK	Goldman Sachs Bank USA	Sell	3,000,000	327,435	(5,196)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$328,449

*Contract Amount is stated in U.S. Dollars unless otherwise noted

Currency Abbreviations

AUD – Australian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

SEK – Swedish krona

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,898,151.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$458,348
Fidelity Securities Lending Cash Central Fund	2,972,288
Total	$3,430,636

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,953,559,576	$1,210,706,389	$742,853,187	$--
Consumer Staples	1,813,205,284	816,898,841	996,306,443	--
Energy	800,913,542	149,589,162	651,324,380	--
Financials	3,385,024,156	1,962,601,743	1,422,422,324	89
Health Care	1,733,119,438	523,127,564	1,209,991,874	--
Industrials	2,284,985,331	1,689,199,119	595,786,212	--
Information Technology	897,463,791	531,282,739	366,181,052	--
Materials	1,286,127,046	881,292,548	404,834,498	--
Real Estate	603,820,918	603,820,915	--	3
Telecommunication Services	701,870,103	138,213,114	563,656,989	--
Utilities	523,150,755	360,804,337	162,346,418	--
Government Obligations	17,975,470	--	17,975,470	--
Money Market Funds	317,926,396	317,926,396	--	--
Total Investments in Securities:	$16,319,141,806	$9,185,462,867	$7,133,678,847	$92
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$805,712	$--	$805,712	$--
Futures Contracts	1,874,804	1,874,804	--	--
Total Assets	$2,680,516	$1,874,804	$805,712	$--
Liabilities
Forward Foreign Currency Contracts	$(477,263)	$--	$(477,263)	$--
Futures Contracts	(60,236)	(60,236)	--	--
Total Liabilities	$(537,499)	$(60,236)	$(477,263)	$--
Total Derivative Instruments:	$2,143,017	$1,814,568	$328,449	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$527,900,649
Level 2 to Level 1	$2,873,742,525

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,874,804	$(60,236)
Total Equity Risk	1,874,804	(60,236)
Foreign Exchange Risk
Forward Foreign Currency Contracts(b)	805,712	(477,263)
Total Foreign Exchange Risk	805,712	(477,263)
Total Value of Derivatives	$2,680,516	$(537,499)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $100,428,706) — See accompanying schedule: Unaffiliated issuers (cost $15,905,397,029)	$16,001,215,410
Fidelity Central Funds (cost $317,926,417)	317,926,396
Total Investments (cost $16,223,323,446)		$16,319,141,806
Cash		2,250,389
Foreign currency held at value (cost $2,955,679)		2,955,956
Receivable for investments sold		10,461,365
Unrealized appreciation on foreign currency contracts		805,712
Receivable for fund shares sold		46,412,637
Dividends receivable		75,794,915
Distributions receivable from Fidelity Central Funds		204,539
Receivable for daily variation margin for derivative instruments		2,141
Other receivables		3,956
Total assets		16,458,033,416
Liabilities
Payable for investments purchased	$12,538,267
Unrealized depreciation on foreign currency contracts	477,263
Payable for fund shares redeemed	19,899,348
Accrued management fee	674,114
Payable for daily variation margin for derivative instruments	317,312
Other affiliated payables	320,172
Collateral on securities loaned	104,795,669
Total liabilities		139,022,145
Net Assets		$16,319,011,271
Net Assets consist of:
Paid in capital		$16,896,484,361
Undistributed net investment income		11,169,228
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(683,595,357)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,953,039
Net Assets		$16,319,011,271
Investor Class:
Net Asset Value, offering price and redemption price per share ($740,317,087 ÷ 20,075,559 shares)		$36.88
Premium Class:
Net Asset Value, offering price and redemption price per share ($8,719,903,176 ÷ 236,434,278 shares)		$36.88
Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,097,192,907 ÷ 56,857,195 shares)		$36.89
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($4,761,598,101 ÷ 129,098,920 shares)		$36.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2017
Investment Income
Dividends		$508,554,685
Interest		32,364
Income from Fidelity Central Funds (including $2,972,288 from security lending)		3,430,636
Income before foreign taxes withheld		512,017,685
Less foreign taxes withheld		(37,703,124)
Total income		474,314,561
Expenses
Management fee	$7,989,781
Transfer agent fees	7,039,495
Independent trustees' fees and expenses	63,503
Interest	9,939
Miscellaneous	44,770
Total expenses before reductions	15,147,488
Expense reductions	(1,629,795)	13,517,693
Net investment income (loss)		460,796,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,991,176
Fidelity Central Funds	26,246
Foreign currency transactions	(4,103,820)
Futures contracts	13,841,071
Total net realized gain (loss)		27,754,673
Change in net unrealized appreciation (depreciation) on: Investment securities	1,680,800,566
Assets and liabilities in foreign currencies	515,316
Futures contracts	14,710,190
Total change in net unrealized appreciation (depreciation)		1,696,026,072
Net gain (loss)		1,723,780,745
Net increase (decrease) in net assets resulting from operations		$2,184,577,613

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$460,796,868	$457,117,481
Net realized gain (loss)	27,754,673	(15,509,316)
Change in net unrealized appreciation (depreciation)	1,696,026,072	(2,891,944,490)
Net increase (decrease) in net assets resulting from operations	2,184,577,613	(2,450,336,325)
Distributions to shareholders from net investment income	(439,896,097)	(399,468,972)
Distributions to shareholders from net realized gain	(13,514,538)	–
Total distributions	(453,410,635)	(399,468,972)
Share transactions - net increase (decrease)	983,873,064	1,382,746,318
Redemption fees	491,955	768,132
Total increase (decrease) in net assets	2,715,531,997	(1,466,290,847)
Net Assets
Beginning of period	13,603,479,274	15,069,770,121
End of period	$16,319,011,271	$13,603,479,274
Other Information
Undistributed net investment income end of period	$11,169,228	$23,497,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Investor Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.81	$39.75	$41.19	$35.31	$33.06
Income from Investment Operations
Net investment income (loss)B	1.06	1.11	1.13	1.35C	1.03
Net realized and unrealized gain (loss)	4.05	(7.10)	(1.31)	5.53	2.23
Total from investment operations	5.11	(5.99)	(.18)	6.88	3.26
Distributions from net investment income	(1.01)	(.95)	(1.26)	(.96)	(.97)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.04)	(.95)	(1.26)	(1.00)	(1.01)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.81	$39.75	$41.19	$35.31
Total ReturnE	15.72%	(15.24)%	(.29)%	19.66%	10.01%
Ratios to Average Net AssetsF
Expenses before reductions	.19%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.19%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.19%	.20%	.20%	.20%	.20%
Net investment income (loss)	2.97%	2.92%	2.83%	3.52%C	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$740,317	$2,652,101	$2,972,698	$2,640,165	$2,282,743
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.10	1.14	1.17	1.38C	1.06
Net realized and unrealized gain (loss)	4.03	(7.10)	(1.32)	5.54	2.22
Total from investment operations	5.13	(5.96)	(.15)	6.92	3.28
Distributions from net investment income	(1.04)	(.98)	(1.29)	(.99)	(1.00)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.07)	(.98)	(1.29)	(1.03)	(1.04)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.80%	(15.17)%	(.21)%	19.79%	10.07%
Ratios to Average Net AssetsF
Expenses before reductions	.11%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.09%	.12%	.12%	.12%	.12%
Expenses net of all reductions	.09%	.12%	.12%	.12%	.12%
Net investment income (loss)	3.07%	3.00%	2.91%	3.60%C	3.24%
Supplemental Data
Net assets, end of period (000 omitted)	$8,719,903	$7,677,907	$8,304,964	$7,201,814	$5,322,884
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.11	1.16	1.18	1.40C	1.07
Net realized and unrealized gain (loss)	4.04	(7.10)	(1.31)	5.54	2.22
Total from investment operations	5.15	(5.94)	(.13)	6.94	3.29
Distributions from net investment income	(1.05)	(1.00)	(1.31)	(1.01)	(1.01)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.08)	(1.00)	(1.31)	(1.05)	(1.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.89	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.87%	(15.13)%	(.16)%	19.85%	10.12%
Ratios to Average Net AssetsF
Expenses before reductions	.07%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.06%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.06%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.10%	3.05%	2.96%	3.65%C	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,097,193	$1,539,389	$1,994,854	$1,595,562	$1,269,545
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Index Fund Institutional Premium Class

Years ended February 28,	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$32.82	$39.76	$41.20	$35.31	$33.07
Income from Investment Operations
Net investment income (loss)B	1.11	1.16	1.19	1.41C	1.08
Net realized and unrealized gain (loss)	4.04	(7.10)	(1.32)	5.53	2.22
Total from investment operations	5.15	(5.94)	(.13)	6.94	3.30
Distributions from net investment income	(1.06)	(1.00)	(1.31)	(1.01)	(1.02)
Distributions from net realized gain	(.03)	–	–	(.04)	(.04)
Total distributions	(1.09)	(1.00)	(1.31)	(1.05)	(1.06)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$36.88	$32.82	$39.76	$41.20	$35.31
Total ReturnE	15.85%	(15.12)%	(.15)%	19.86%	10.13%
Ratios to Average Net AssetsF
Expenses before reductions	.06%	.08%	.08%	.08%	.08%
Expenses net of fee waivers, if any	.05%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.05%	.06%	.06%	.06%	.06%
Net investment income (loss)	3.11%	3.06%	2.97%	3.66%C	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$4,761,598	$1,734,082	$1,797,254	$1,651,834	$1,155,733
Portfolio turnover rateG	2%	1%H	1%	2%	1%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017

1. Organization.

Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund) (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Total Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class, Institutional Premium Class (formerly Fidelity Advantage Institutional Class) and Class F shares. Fidelity Extended Market Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class) and Institutional Premium Class shares (formerly Fidelity Advantage Institutional Class). Fidelity International Index Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Total Market Index Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Total Market Index	$28,234,465,869	$15,246,288,124	$(1,564,642,689)	$13,681,645,435
Fidelity Extended Market Index	17,951,958,817	6,628,701,249	(1,811,935,076)	4,816,766,173
Fidelity International Index	16,315,685,536	2,972,434,746	(2,968,978,476)	3,456,270

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index	$135,611,214	$40,363,885	$–	$13,681,645,435
Fidelity Extended Market Index	34,706,957	193,410,218	–	4,816,766,173
Fidelity International Index	11,481,124	–	(589,666,380)	712,166

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity International Index	$(148,608,684)	$(49,793,394)	$(198,402,078)

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity International Index	$(14,053,316)	$(377,210,986)	$(391,264,302)	$(589,666,380)

The tax character of distributions paid was as follows:

February 28, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$661,174,259	$207,363,556	$868,537,815
Fidelity Extended Market Index	248,067,868	593,861,231	841,929,099
Fidelity International Index	453,410,634	–	453,410,634

February 29, 2016
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index	$577,075,341	$159,400,626	$736,475,967
Fidelity Extended Market Index	218,005,644	720,645,599	938,651,243
Fidelity International Index	399,468,972	–	399,468,972

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .50%, .75% and 1.00% of the net asset value of shares redeemed from Fidelity Total Market Index, Fidelity Extended Market Index and Fidelity International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Market Index
Equity Risk
Futures Contracts	$47,034,266	$8,020,141
Total Equity Risk	47,034,266	8,020,141
Interest Rate Risk
Totals	$47,034,266	$8,020,141
Fidelity Extended Market Index
Equity Risk
Futures Contracts	$25,871,058	$(1,237,645)
Total Equity Risk	25,871,058	(1,237,645)
Totals	$25,871,058	$(1,237,645)
Fidelity International Index
Equity Risk
Futures Contracts	$13,841,071	$14,710,190
Total Equity Risk	13,841,071	14,710,190
Foreign Exchange Risk
Forward Foreign Currency Contracts	$(1,426,842)	$472,923
Total Foreign Exchange Risk	(1,426,842)	472,923
Totals	$12,414,229	$15,183,113

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fidelity International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index	5,012,861,537	1,227,416,527
Fidelity Extended Market Index	3,100,423,293	2,012,826,556
Fidelity International Index	1,172,175,682	245,424,518

In the prior fiscal year, securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Fidelity Extended Market Index	$ 173,229,639
Fidelity International Index	$ 190,907,411

Prior Fiscal Year Redemption In-Kind. During the prior period, 10,935,696 shares of Fidelity International Index held by an unaffiliated entity were redeemed in kind for investments with a value of $358,909,549. The Fund had a net realized gain of $104,403,305 on investments delivered through the in-kind redemption. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 12: Share Transactions. Fidelity International Index recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee to an annual rate of .015%, .045% and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively. Prior to July 1, 2016, the management fee was based on an annual rate of .035% for Fidelity Total Market Index Fund and .06% for Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except fees and expenses of the independent Trustees and certain other expenses such as interest expense, including commitment fees, and extraordinary expenses. For the reporting period, the total annual management fee rate was .021%, .050%, and .05% of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund's average net assets, respectively.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.09%	.045%	.035%	.015%	.015%
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.045%	n/a
Fidelity International Index Fund	.19%	.08%	.06%	.05%	n/a

Prior to July 1, 2016, the investment advisor paid class-level expenses as necessary so that the total expenses did not exceed certain amounts as noted in the following table:

	Investor Class	Premium Class	Institutional Class	Institutional Premium Class	Class F
Fidelity Total Market Index Fund	.10%	.07%	.07%	.06%	n/a
Fidelity Extended Market Index Fund	.10%	.07%	n/a	.07%	n/a
Fidelity International Index Fund	.20%	.17%	.095%	.075%	n/a

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on class-level average net assets noted in the table below. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective July 1, 2016, under the amended expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on class-level average net assets as noted in the following table:

	Received by FIIOC	Paid by Class Effective July 1, 2016	Paid by Class Prior to July 1, 2016
Fidelity Total Market Index
Investor Class	.075%	.075%	.065%
Premium Class	.045%	.03%	.035%
Institutional Class	.035%	.02%	.035%
Institutional Premium Class	.015%	–%	.015%
Fidelity Extended Market Index
Investor Class	.075%	.055%	.04%
Premium Class	.045%	.025%	.01%
Institutional Premium Class	.015%	–%	.01%
Fidelity International Index
Investor Class	.21%	.14%	.14%
Premium Class	.11%	.03%	.11%
Institutional Class	.035%	.01%	.035%
Institutional Premium Class	.015%	–%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Total Market Index
Investor Class	$775,209.069
Premium Class	6,545,896.032
Institutional Class	402,096.024
Institutional Premium Class	49,964.002
	$7,773,165
Fidelity Extended Market Index
Investor Class	$497,961.048
Premium Class	2,836,869.020
Institutional Premium Class	42,472.002
	$3,377,302
Fidelity International Index
Investor Class	$1,960,341.139
Premium Class	4,669,730.057
Institutional Class	307,798.017
Institutional Premium Class	101,626.003
	$7,039,495

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total Market Index	Borrower	$122,346,250.81%		$11,076
Fidelity Extended Market Index	Borrower	$14,297,769.60%		$3,103
Fidelity International Index	Borrower	$31,153,294.61%		$8,912

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Total Market Index	$100,881
Fidelity Extended Market Index	48,694
Fidelity International Index	44,770

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Index	$14,160,333.87%		$1,027

10. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Effective July 1, 2016, the expense limitations were discontinued. Total reimbursements are included in the following table:

	Expense Limitation	Reimbursement
Fidelity Total Market Index
Investor Class	.10%	$1,261
Premium Class	.05%	1,394,641
Institutional Class	.04%	126,009
Institutional Premium Class	.035%	52,605
Class F	.035%	11,514
Fidelity Extended Market Index
Institutional Premium Class	.06%	45,464
Premium Class	.07%(a)	11,261
Fidelity International Index
Premium Class	.12%	1,393,517
Institutional Class	.07%	128,286
Institutional Premium Class	.06%	107,766

 (a) Expense limitations in effect April 29, 2016 – June 30, 2016

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Fidelity Total Market Index	$7,289
Fidelity Extended Market Index	3,946
Fidelity International Index	226

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
Fidelity Total Market Index
From net investment income
Investor Class	$16,896,705	$36,775,242
Premium Class	378,185,569	371,216,268
Institutional Class	34,361,091	24,158,144
Institutional Premium Class	64,762,437	16,679,596
Class F	155,686,891	128,246,091
Total	$649,892,693	$577,075,341
From net realized gain
Investor Class	$7,085,516	$10,415,400
Premium Class	129,533,088	102,706,673
Institutional Class	11,106,621	6,580,966
Institutional Premium Class	19,355,949	4,435,860
Class F	51,563,948	35,261,727
Total	$218,645,122	$159,400,626
Fidelity Extended Market Index
From net investment income
Investor Class	$11,793,290	$20,907,910
Premium Class	197,507,483	181,752,629
Institutional Premium Class	26,821,111	13,024,445
Total	$236,121,884	$215,684,984
From net realized gain
Investor Class	$32,816,744	$73,006,868
Premium Class	506,502,591	607,057,309
Institutional Premium Class	66,487,880	42,902,082
Total	$605,807,215	$722,966,259
Fidelity International Index
From net investment income
Investor Class	$24,076,149	$72,615,438
Premium Class	233,531,573	221,320,848
Institutional Class	59,351,711	48,369,961
Institutional Premium Class	122,936,664	57,162,725
Total	$439,896,097	$399,468,972
From net realized gain
Investor Class	$671,052	$–
Premium Class	7,150,508	–
Institutional Class	1,834,835	–
Institutional Premium Class	3,858,143	–
Total	$13,514,538	$–

12. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016
Fidelity Total Market Index
Investor Class
Shares sold	8,795,818	32,516,383	$548,532,660	$1,998,231,479
Reinvestment of distributions	367,701	796,933	23,024,663	46,212,344
Shares redeemed	(33,293,575)	(29,931,735)	(2,016,144,611)	(1,848,270,240)
Net increase (decrease)	(24,130,056)	3,381,581	$(1,444,587,288)	$196,173,583
Premium Class
Shares sold	72,938,672	85,649,594	$4,593,828,256	$5,139,110,213
Reinvestment of distributions	7,020,226	7,249,491	448,347,863	420,402,384
Shares redeemed	(79,548,075)	(58,087,070)	(4,899,234,191)	(3,505,600,912)
Net increase (decrease)	410,823	34,812,015	$142,941,928	$2,053,911,685
Institutional Class
Shares sold	18,325,311	3,947,517	$1,130,684,794	$233,904,287
Reinvestment of distributions	632,945	529,934	40,590,795	30,738,655
Shares redeemed	(6,254,614)	(4,016,851)	(386,019,299)	(239,627,483)
Net increase (decrease)	12,703,642	460,600	$785,256,290	$25,015,459
Institutional Premium Class
Shares sold	61,769,845	2,442,533	$3,765,300,121	$141,575,547
Reinvestment of distributions	1,300,415	363,654	84,118,042	21,115,501
Shares redeemed	(8,839,371)	(4,943,244)	(559,041,660)	(298,065,697)
Net increase (decrease)	54,230,889	(2,137,057)	$3,290,376,503	$(135,374,649)
Class F
Shares sold	31,179,343	26,864,620	$1,951,312,863	$1,587,171,798
Reinvestment of distributions	3,238,153	2,819,491	207,250,839	163,507,819
Shares redeemed	(22,327,967)	(12,713,390)	(1,432,285,287)	(751,219,276)
Net increase (decrease)	12,089,529	16,970,721	$726,278,415	$999,460,341
Fidelity Extended Market Index
Investor Class
Shares sold	6,711,795	13,056,510	$357,617,521	$714,057,829
Reinvestment of distributions	807,669	1,789,749	43,536,543	92,010,651
Shares redeemed	(23,767,851)	(19,280,640)	(1,235,806,632)	(1,072,123,196)
Net increase (decrease)	(16,248,387)	(4,434,381)	$(834,652,568)	$(266,054,716)
Premium Class
Shares sold	66,990,107	66,679,219	$3,630,840,281	$3,623,901,047
Reinvestment of distributions	12,308,792	14,791,604	673,965,867	755,742,299
Shares redeemed	(57,455,289)	(56,816,552)	(3,070,052,457)	(3,010,836,900)
Net increase (decrease)	21,843,610	24,654,271	$1,234,753,691	$1,368,806,446
Institutional Premium Class
Shares sold	18,428,166	16,919,722(a)	$957,133,137	$905,552,559(a)
Reinvestment of distributions	1,695,786	1,097,022	93,308,991	55,926,527
Shares redeemed	(6,038,878)	(7,041,091)	(325,445,445)	(378,265,762)
Net increase (decrease)	14,085,074	10,975,653	$724,996,683	$583,213,324
Fidelity International Index
Investor Class
Shares sold	15,676,836	47,455,706	$556,901,003	$1,844,833,031
Reinvestment of distributions	670,347	2,020,553	23,634,187	71,406,339
Shares redeemed	(77,100,723)	(43,428,135)	(2,682,763,685)	(1,703,822,840)
Net increase (decrease)	(60,753,540)	6,048,124	$(2,102,228,495)	$212,416,530
Premium Class
Shares sold	67,826,776	87,470,831	$2,420,149,137	$3,387,859,021
Reinvestment of distributions	6,241,945	5,759,122	219,796,690	203,704,568
Shares redeemed	(71,605,542)	(68,157,262)	(2,541,773,239)	(2,636,420,356)
Net increase (decrease)	2,463,179	25,072,691	$98,172,588	$955,143,233
Institutional Class
Shares sold	31,906,258	17,918,076	$1,129,449,528	$675,220,863
Reinvestment of distributions	1,737,812	1,366,350	61,183,600	48,367,809
Shares redeemed	(23,692,151)	(22,551,197)	(837,030,962)	(847,401,565)
Net increase (decrease)	9,951,919	(3,266,771)	$353,602,166	$(123,812,893)
Institutional Premium Class
Shares sold	94,972,931	25,568,524(a)	$3,303,416,370	$966,043,443(a)
Reinvestment of distributions	3,602,030	1,614,929	126,794,046	57,162,024
Shares redeemed	(22,317,015)	(19,546,739)(b)	(795,883,611)	(684,205,858)(b)
Net increase (decrease)	76,257,946	7,636,714	$2,634,326,805	$338,999,609

 (a) Amount includes in-kind exchanges (See Note 5).

 (b) Amount includes in-kind redemptions (See Note 5: Prior Fiscal Year Redemptions In-Kind).

13. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment advisor or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fidelity Total Market Index Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity Total Market Index Fund (formerly Spartan Total Market Index Fund), Fidelity Extended Market Index Fund (formerly Spartan Extended Market Index Fund) and Fidelity International Index Fund (formerly Spartan International Index Fund):

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (each a fund of Fidelity Concord Street Trust) (the "Funds") as of February 28, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 20, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 178 funds. Mr. Chiel oversees 131 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Fidelity Total Market Index
Investor Class	.09%
Actual		$1,000.00	$1,102.60	.47
Hypothetical-C		$1,000.00	1,024.35	.45
Premium Class	.05%
Actual		$1,000.00	$1,102.80	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,102.90	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,103.10	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Class F	.02%
Actual		$1,000.00	$1,103.00	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10
Fidelity Extended Market Index
Investor Class	.10%
Actual		$1,000.00	$1,115.20	$.52
Hypothetical-C		$1,000.00	$1,024.30	$.50
Premium Class	.07%
Actual		$1,000.00	$1,115.60	$.37
Hypothetical-C		$1,000.00	$1,024.45	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,115.60	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity International Index
Investor Class	.19%
Actual		$1,000.00	$1,043.60	$.96
Hypothetical-C		$1,000.00	$1,023.85	$.95
Premium Class	.08%
Actual		$1,000.00	$1,044.10	$.41
Hypothetical-C		$1,000.00	$1,024.40	$.40
Institutional Class	.06%
Actual		$1,000.00	$1,044.30	$.30
Hypothetical-C		$1,000.00	$1,024.50	$.30
Institutional Premium Class	.05%
Actual		$1,000.00	$1,044.10	$.25
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund
Investor Class	4/13/17	4/12/17	$0.18100	$0.104
Premium Class	4/13/17	4/12/17	$0.18951	$0.104
Institutional Class	4/13/17	4/12/17	$0.19140	$0.104
Institutional Premium Class	4/13/17	4/12/17	$0.19518	$0.104
Class F	4/13/17	4/12/17	$0.19518	$0.104
Fidelity Extended Market Index Fund
Investor Class	4/13/17	4/12/17	$0.10000	$0.581
Premium Class	4/13/17	4/12/17	$0.10483	$0.581
Institutional Premium Class	4/13/17	4/12/17	$0.10885	$0.581
Fidelity International Index Fund
Investor Class	4/13/17	4/12/17	$0.01500	$0.000
Premium Class	4/13/17	4/12/17	$0.02659	$0.000
Institutional Class	4/13/17	4/12/17	$0.02870	$0.000
Institutional Premium Class	4/13/17	4/12/17	$0.02976	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Total Market Index Fund	$188,588,850
Fidelity Extended Market Index Fund	$681,536,228

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	92%
Premium Class	97%	90%
Institutional Class	96%	90%
Institutional Premium Class	95%	89%
Class F	95%	89%
Fidelity Extended Market Index Fund
Investor Class	57%	65%
Premium Class	55%	64%
Institutional Premium Class	54%	63%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code

	April 2016	December 2016
Fidelity Total Market Index Fund
Investor Class	100%	98%
Premium Class	100%	95%
Institutional Class	100%	95%
Institutional Premium Class	100%	94%
Class F	100%	94%
Fidelity Extended Market Index Fund
Investor Class	67%	70%
Premium Class	64%	68%
Institutional Premium Class	63%	67%
Fidelity International Index Fund
Investor Class	100%	92%
Premium Class	100%	89%
Institutional Class	100%	89%
Institutional Premium Class	99%	89%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund
Investor Class	04/18/16	$0.0597	$0.0097
Investor Class	12/19/16	$1.0033	$0.0763
Premium Class	04/18/16	$0.0680	$0.0097
Premium Class	12/19/16	$1.0301	$0.0763
Institutional Class	04/18/16	$0.0732	$0.0097
Institutional Class	12/19/16	$1.0350	$0.0763
Institutional Premium Class	04/18/16	$0.0742	$0.0097
Institutional Premium Class	12/19/16	$1.0374	$0.0763

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Market Index Fund

On November 16, 2016 the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to ratify an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) (the Amended Sub-Advisory Agreement) for the fund, to decrease the sub-advisory fee rate paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode, on behalf of the fund, by 1 basis point (bp), effective October 1, 2016. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the fund in connection with its renewal of the fund's current management contract with FMR and sub-advisory agreement with Geode. At its July 2016 meeting, the Board concluded that the nature, extent, and quality of services provided to the fund under the management contract with FMR and sub-advisory agreement with Geode should benefit the fund's shareholders. The Board noted that the approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the fund's shareholders should continue to benefit from the nature, extent and quality of services provided by Geode under the Amended Sub-Advisory Agreement.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode. In addition, the Board considered that it approved a lower management fee for the fund at its July 2016 meeting. Based on its review, the Board concluded at its July 2016 meeting that the fund's management fee and total expenses of each class of the fund are fair and reasonable in light of the services that the fund receives and the other factors considered.

Management Fee and Total Expenses.  In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board noted that FMR, not the fund, pays Geode's sub-advisory fee out of its management fee. The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the current management fee rate under the fund's management contract with FMR or total expenses of each class paid by the shareholders of the fund. The Board noted that the fund's management fee rate and total expense ratio of each class of the fund will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract with FMR and sub-advisory agreement with Geode at its July 2016 meeting. The Board also considered that FMR will continue to pay fund-level operating expenses (such as custody, pricing and bookkeeping, legal and audit fees) out of its management fee under the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement will not have an impact on current contractual arrangements between FMR and the fund limiting the total expenses for each class of the fund, which may not be increased without the approval of the Board.

Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund will continue to bear a reasonable relationship to the services that the fund and shareholders receive.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders and the level of Fidelity's profits in respect of all the Fidelity funds. At its July 2016 meeting, the Board concluded that it was satisfied that Fidelity's profitability in connection with the operation of the fund was not excessive under the circumstances. In approving the Amended Sub-Advisory Agreement, the Board reviewed additional data regarding the impact of the proposed reduction in sub-advisory fees paid to Geode by FMR on Fidelity's profitability with respect to the fund.

The Board concluded that it continues to be satisfied that Fidelity's profitability in connection with the operation of the fund is not excessive and that it will continue to review information regarding costs of services and profitability to Fidelity with respect to the fund in connection with future renewals of the Amended Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the fund, whether the fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its July 2016 meeting, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity. In connection with its approval of the Amended Sub-Advisory Agreement, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses. The Board noted that it will continue to review economies of scale in connection with future renewals of the Amended Sub-Advisory Agreement.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement bears a reasonable relationship to the services to be rendered and that the Amended Sub-Advisory Agreement should be approved.

SIF-I-ANN-0417
1.929379.105

Fidelity® 500 Index Fund (formerly Spartan® 500 Index Fund) Investor Class and Premium Class (formerly Fidelity Advantage® Class) Annual Report February 28, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2017	Past 1 year	Past 5 years	Past 10 years
Investor Class	24.88%	13.91%	7.55%
Premium Class	24.91%	13.96%	7.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund - Investor Class on February 28, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,697	Fidelity® 500 Index Fund - Investor Class
$20,834	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 24.98% for the year ending February 28, 2017, rising sharply in the period’s final four months on renewed optimism for economic growth. The beginning of the period saw improving investor sentiment amid U.S. job gains, a rally in energy and other stimuli that helped keep the seven-year bull uptrend intact. Markets tumbled briefly following Brexit – the U.K.’s June vote to exit the European Union – recovering quickly to settle into a flattish stretch until the November U.S. presidential election. Stocks then broke out in response to Donald Trump’s surprise victory, surging to a series of new all-time highs on expectations for reflation and fiscal stimulus. For the year, financials (+47%) proved the top-performing sector by far, riding an uptick in bond yields and a rally in banks (+60%), especially post-election. Industrials (+27%), energy (+26%) and materials (+28%) also fared well, the latter two driven by a cyclical rebound in commodity prices. Information technology rose 33%, despite cooling off late in 2016. Conversely, real estate and health care each returned 15%, lagging the broad market on prospects of rising interest rates and an uncertain political and regulatory outlook, respectively. An improved backdrop for riskier assets curbed dividend-rich telecom services (+9%), consumer staples (+12%) and utilities (+16%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes rose approximately 25%, closely in line with the gain of the S&P 500® index. During a very strong period of market performance, 10 out of 11 sectors in the index produced double-digit gains, led by financials (+47%). During the period, banks JPMorgan Chase (+66%), Bank of America (+100%), Citigroup (+56%) and Wells Fargo (+27%) all benefited from rising interest rates as well as the prospect of post-election regulatory reform, a stated priority of President Trump and the Republican Congress. In the information technology sector, Apple (+45%) reported better-than-expected sales and earnings for its fiscal first quarter of 2017, while software manufacturer Microsoft particularly benefited from strong sales growth in its cloud-computing division. Internet retailer Amazon.com (+53%) and social media giant Facebook (+27%) also contributed to results. Conversely, a number of the biggest detractors came from the health care sector this period. Gilead Sciences (-18%), a biotechnology company that issued a weak sales forecast, hampered performance. Pharmaceutical manufacturers Allergan (-15%) and Perrigo (-41%) also were big laggards, struggling amid growing pressure on drug pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.6	3.1
Microsoft Corp.	2.4	2.4
Exxon Mobil Corp.	1.6	1.9
Amazon.com, Inc.	1.6	1.6
Johnson & Johnson	1.6	1.7
Berkshire Hathaway, Inc. Class B	1.6	1.5
JPMorgan Chase & Co.	1.6	1.3
Facebook, Inc. Class A	1.5	1.5
General Electric Co.	1.3	1.5
Wells Fargo & Co.	1.3	1.2
	18.1

Top Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.5
Financials	14.7	16.5
Health Care	14.0	14.5
Consumer Discretionary	12.0	12.1
Industrials	10.1	9.9
Consumer Staples	9.4	10.0
Energy	6.6	6.9
Utilities	3.2	3.2
Real Estate	2.8	0.0
Materials	2.8	2.9

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
BorgWarner, Inc.	1,143,118	$48,228
Delphi Automotive PLC	1,546,386	117,726
The Goodyear Tire & Rubber Co.	1,490,509	52,242
		218,196
Automobiles - 0.5%
Ford Motor Co.	22,283,763	279,216
General Motors Co.	7,920,080	291,776
Harley-Davidson, Inc.	1,009,303	56,905
		627,897
Distributors - 0.1%
Genuine Parts Co.	849,229	81,280
LKQ Corp. (a)	1,755,763	55,447
		136,727
Diversified Consumer Services - 0.0%
H&R Block, Inc. (b)	1,182,553	24,313
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	2,394,202	133,956
Chipotle Mexican Grill, Inc. (a)(b)	165,292	69,214
Darden Restaurants, Inc.	702,746	52,481
Marriott International, Inc. Class A	1,828,174	159,033
McDonald's Corp.	4,741,496	605,252
Royal Caribbean Cruises Ltd.	955,641	91,837
Starbucks Corp.	8,309,743	472,575
Wyndham Worldwide Corp.	615,360	51,223
Wynn Resorts Ltd. (b)	453,099	43,565
Yum! Brands, Inc.	1,990,687	130,032
		1,809,168
Household Durables - 0.5%
D.R. Horton, Inc.	1,937,630	62,004
Garmin Ltd.	656,329	33,873
Harman International Industries, Inc.	398,041	44,429
Leggett & Platt, Inc.	763,257	37,537
Lennar Corp. Class A	1,121,936	54,739
Mohawk Industries, Inc. (a)	359,937	81,475
Newell Brands, Inc.	2,754,305	135,044
PulteGroup, Inc.	1,699,552	37,475
Whirlpool Corp.	428,835	76,586
		563,162
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc. (a)	2,251,799	1,902,860
Expedia, Inc.	689,503	82,078
Netflix, Inc. (a)	2,450,278	348,258
Priceline Group, Inc. (a)	281,738	485,753
TripAdvisor, Inc. (a)(b)	652,580	27,062
		2,846,011
Leisure Products - 0.1%
Hasbro, Inc.	641,243	62,117
Mattel, Inc.	1,952,938	50,249
		112,366
Media - 3.1%
CBS Corp. Class B	2,238,023	147,530
Charter Communications, Inc. Class A (a)	1,236,310	399,402
Comcast Corp. Class A	27,216,367	1,018,436
Discovery Communications, Inc.:
Class A (a)(b)	867,516	24,950
Class C (non-vtg.) (a)(b)	1,259,473	35,353
Interpublic Group of Companies, Inc.	2,266,766	54,629
News Corp.:
Class A	2,180,676	27,956
Class B	683,885	9,027
Omnicom Group, Inc.	1,346,784	114,611
Scripps Networks Interactive, Inc. Class A	543,895	43,930
Tegna, Inc.	1,224,235	31,377
The Walt Disney Co.	8,359,666	920,316
Time Warner, Inc.	4,402,840	432,403
Twenty-First Century Fox, Inc.:
Class A (b)	6,045,384	180,878
Class B	2,781,130	81,626
Viacom, Inc. Class B (non-vtg.)	1,983,398	86,179
		3,608,603
Multiline Retail - 0.5%
Dollar General Corp.	1,451,167	105,964
Dollar Tree, Inc. (a)	1,347,870	103,355
Kohl's Corp.	1,007,588	42,943
Macy's, Inc.	1,745,252	57,977
Nordstrom, Inc. (b)	663,107	30,941
Target Corp.	3,207,052	188,478
		529,658
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	420,512	65,856
AutoNation, Inc. (a)(b)	374,999	17,212
AutoZone, Inc. (a)	164,786	121,373
Bed Bath & Beyond, Inc.	868,336	35,081
Best Buy Co., Inc.	1,558,880	68,793
CarMax, Inc. (a)(b)	1,086,703	70,136
Foot Locker, Inc.	772,559	58,460
Gap, Inc. (b)	1,252,601	31,090
Home Depot, Inc.	6,955,204	1,007,879
L Brands, Inc.	1,371,461	72,166
Lowe's Companies, Inc.	4,966,473	369,357
O'Reilly Automotive, Inc. (a)(b)	539,334	146,542
Ross Stores, Inc.	2,264,309	155,286
Signet Jewelers Ltd. (b)	397,279	25,263
Staples, Inc.	3,714,375	33,392
Tiffany & Co., Inc. (b)	611,109	56,143
TJX Companies, Inc.	3,722,090	291,998
Tractor Supply Co.	749,382	53,139
Ulta Beauty, Inc. (a)	334,741	91,528
Urban Outfitters, Inc. (a)	504,376	13,129
		2,783,823
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,600,771	60,973
Hanesbrands, Inc. (b)	2,157,915	43,180
Michael Kors Holdings Ltd. (a)	937,783	34,229
NIKE, Inc. Class B	7,629,054	436,077
PVH Corp.	452,581	41,456
Ralph Lauren Corp.	321,536	25,507
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,049,081	21,632
Class C (non-vtg.) (b)	1,054,955	19,580
VF Corp.	1,889,695	99,115
		781,749

TOTAL CONSUMER DISCRETIONARY		14,041,673

CONSUMER STAPLES - 9.4%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	1,041,389	50,778
Constellation Brands, Inc. Class A (sub. vtg.)	1,014,708	161,146
Dr. Pepper Snapple Group, Inc.	1,048,936	98,013
Molson Coors Brewing Co. Class B	1,052,207	105,631
Monster Beverage Corp. (a)	2,314,625	95,918
PepsiCo, Inc.	8,188,600	903,858
The Coca-Cola Co.	22,162,717	929,948
		2,345,292
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,495,816	442,209
CVS Health Corp.	6,088,933	490,646
Kroger Co.	5,390,846	171,429
Sysco Corp.	2,872,937	151,461
Wal-Mart Stores, Inc.	8,597,866	609,847
Walgreens Boots Alliance, Inc.	4,886,232	422,073
Whole Foods Market, Inc. (b)	1,817,987	55,758
		2,343,423
Food Products - 1.6%
Archer Daniels Midland Co.	3,285,301	154,311
Campbell Soup Co.	1,106,253	65,656
ConAgra Foods, Inc.	2,374,516	97,854
General Mills, Inc.	3,376,555	203,843
Hormel Foods Corp.	1,540,969	54,319
Kellogg Co.	1,442,537	106,849
McCormick & Co., Inc. (non-vtg.)	654,092	64,376
Mead Johnson Nutrition Co. Class A	1,054,677	92,590
Mondelez International, Inc.	8,817,967	387,285
The Hershey Co.	796,379	86,288
The J.M. Smucker Co.	664,792	94,221
The Kraft Heinz Co.	3,405,557	311,643
Tyson Foods, Inc. Class A	1,658,971	103,785
		1,823,020
Household Products - 1.9%
Church & Dwight Co., Inc.	1,476,523	73,590
Clorox Co.	735,073	100,565
Colgate-Palmolive Co.	5,074,933	370,369
Kimberly-Clark Corp.	2,044,920	271,054
Procter & Gamble Co.	15,278,835	1,391,444
		2,207,022
Personal Products - 0.1%
Coty, Inc. Class A	2,684,546	50,416
Estee Lauder Companies, Inc. Class A	1,269,127	105,147
		155,563
Tobacco - 1.8%
Altria Group, Inc.	11,135,253	834,253
Philip Morris International, Inc.	8,857,575	968,576
Reynolds American, Inc.	4,721,592	290,708
		2,093,537

TOTAL CONSUMER STAPLES		10,967,857

ENERGY - 6.6%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	2,413,983	145,515
Halliburton Co.	4,935,668	263,861
Helmerich & Payne, Inc. (b)	617,643	42,228
National Oilwell Varco, Inc.	2,156,422	87,163
Schlumberger Ltd.	7,943,801	638,364
TechnipFMC PLC (a)	2,684,011	86,747
Transocean Ltd. (United States) (a)(b)	2,222,691	30,718
		1,294,596
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	3,191,098	206,304
Apache Corp.	2,166,385	113,930
Cabot Oil & Gas Corp.	2,655,815	58,162
Chesapeake Energy Corp. (a)(b)	4,255,974	23,195
Chevron Corp.	10,778,394	1,212,569
Cimarex Energy Co.	542,206	68,166
Concho Resources, Inc. (a)	833,890	110,449
ConocoPhillips Co.	7,074,341	336,526
Devon Energy Corp.	2,989,546	129,627
Enbridge, Inc.	39,322	1,646
EOG Resources, Inc.	3,291,342	319,227
EQT Corp.	986,375	59,074
Exxon Mobil Corp.	23,675,932	1,925,327
Hess Corp.	1,522,526	78,319
Kinder Morgan, Inc.	10,961,467	233,589
Marathon Oil Corp.	4,837,228	77,396
Marathon Petroleum Corp.	3,013,610	149,475
Murphy Oil Corp. (b)	924,199	26,146
Newfield Exploration Co. (a)	1,126,205	41,061
Noble Energy, Inc.	2,447,595	89,117
Occidental Petroleum Corp.	4,363,203	286,008
ONEOK, Inc. (b)	1,201,995	64,968
Phillips 66 Co.	2,527,766	197,646
Pioneer Natural Resources Co.	969,039	180,212
Range Resources Corp.	1,072,434	29,621
Southwestern Energy Co. (a)	2,802,157	21,044
Tesoro Corp.	667,321	56,849
The Williams Companies, Inc.	4,658,097	132,010
Valero Energy Corp.	2,584,532	175,619
		6,403,282

TOTAL ENERGY		7,697,878

FINANCIALS - 14.7%
Banks - 6.7%
Bank of America Corp.	57,695,709	1,423,930
BB&T Corp.	4,632,900	223,398
Citigroup, Inc.	16,270,800	973,157
Citizens Financial Group, Inc.	2,922,619	109,218
Comerica, Inc.	983,553	70,108
Fifth Third Bancorp	4,314,250	118,383
Huntington Bancshares, Inc.	6,193,669	87,578
JPMorgan Chase & Co.	20,430,431	1,851,406
KeyCorp	6,170,429	115,819
M&T Bank Corp.	885,264	147,813
Peoples United Financial, Inc. (b)	1,777,914	34,136
PNC Financial Services Group, Inc.	2,777,728	353,410
Regions Financial Corp.	7,028,367	107,323
SunTrust Banks, Inc.	2,802,254	166,706
U.S. Bancorp	9,122,192	501,721
Wells Fargo & Co.	25,807,778	1,493,754
Zions Bancorporation	1,163,148	52,225
		7,830,085
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	312,984	52,559
Ameriprise Financial, Inc.	902,389	118,664
Bank of New York Mellon Corp.	6,036,962	284,582
BlackRock, Inc. Class A	694,010	268,901
CBOE Holdings, Inc.	521,252	40,684
Charles Schwab Corp.	6,887,834	278,337
CME Group, Inc.	1,937,549	235,335
E*TRADE Financial Corp. (a)	1,562,985	53,939
Franklin Resources, Inc.	1,981,068	85,265
Goldman Sachs Group, Inc.	2,111,485	523,775
IntercontinentalExchange, Inc.	3,401,068	194,303
Invesco Ltd.	2,332,568	75,085
Moody's Corp.	949,759	105,775
Morgan Stanley	8,233,646	376,031
Northern Trust Corp.	1,215,259	106,153
S&P Global, Inc.	1,479,356	191,532
State Street Corp.	2,070,245	165,019
T. Rowe Price Group, Inc.	1,389,904	98,975
The NASDAQ OMX Group, Inc.	650,836	46,281
		3,301,195
Consumer Finance - 0.8%
American Express Co.	4,389,620	351,433
Capital One Financial Corp.	2,753,743	258,466
Discover Financial Services	2,251,857	160,197
Navient Corp.	1,730,566	26,668
Synchrony Financial	4,477,421	162,262
		959,026
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	10,841,749	1,858,493
Leucadia National Corp.	1,850,024	49,248
		1,907,741
Insurance - 2.7%
AFLAC, Inc.	2,330,095	168,582
Allstate Corp.	2,102,541	172,745
American International Group, Inc.	5,571,298	356,117
Aon PLC	1,502,159	173,725
Arthur J. Gallagher & Co.	1,015,970	57,859
Assurant, Inc.	325,504	32,225
Chubb Ltd.	2,656,900	367,104
Cincinnati Financial Corp.	855,990	62,453
Hartford Financial Services Group, Inc.	2,156,707	105,441
Lincoln National Corp.	1,304,984	91,558
Loews Corp.	1,577,601	74,116
Marsh & McLennan Companies, Inc.	2,943,830	216,313
MetLife, Inc.	6,275,614	329,093
Principal Financial Group, Inc.	1,527,565	95,534
Progressive Corp.	3,313,276	129,814
Prudential Financial, Inc.	2,455,124	271,389
The Travelers Companies, Inc.	1,621,864	198,257
Torchmark Corp.	630,056	48,848
Unum Group	1,325,302	64,714
Willis Group Holdings PLC	733,919	94,257
XL Group Ltd.	1,536,222	62,202
		3,172,346

TOTAL FINANCIALS		17,170,393

HEALTH CARE - 14.0%
Biotechnology - 2.9%
AbbVie, Inc.	9,278,652	573,792
Alexion Pharmaceuticals, Inc. (a)	1,280,362	168,048
Amgen, Inc.	4,247,495	749,810
Biogen, Inc. (a)	1,242,260	358,516
Celgene Corp. (a)	4,426,095	546,667
Gilead Sciences, Inc.	7,522,138	530,160
Incyte Corp. (a)	1,000,312	133,142
Regeneron Pharmaceuticals, Inc. (a)	431,633	161,215
Vertex Pharmaceuticals, Inc. (a)	1,416,169	128,333
		3,349,683
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	9,826,855	442,995
Baxter International, Inc.	2,795,008	142,322
Becton, Dickinson & Co.	1,212,260	221,904
Boston Scientific Corp. (a)	7,774,625	190,867
C.R. Bard, Inc.	419,801	102,952
Danaher Corp.	3,475,417	297,322
Dentsply Sirona, Inc.	1,318,228	83,734
Edwards Lifesciences Corp. (a)	1,220,789	114,803
Hologic, Inc. (a)	1,588,503	64,461
IDEXX Laboratories, Inc. (a)	511,909	74,196
Intuitive Surgical, Inc. (a)(b)	221,231	163,047
Medtronic PLC	7,839,543	634,297
Stryker Corp.	1,774,514	228,132
The Cooper Companies, Inc.	278,299	55,420
Varian Medical Systems, Inc. (a)	533,333	44,741
Zimmer Biomet Holdings, Inc.	1,143,635	133,897
		2,995,090
Health Care Providers & Services - 2.7%
Aetna, Inc. (b)	2,003,501	257,971
AmerisourceBergen Corp.	955,077	87,399
Anthem, Inc.	1,504,107	247,907
Cardinal Health, Inc.	1,827,412	148,697
Centene Corp. (a)	975,712	68,788
Cigna Corp.	1,465,876	218,269
DaVita HealthCare Partners, Inc. (a)	901,661	62,584
Envision Healthcare Corp. (a)	669,838	46,889
Express Scripts Holding Co. (a)	3,520,654	248,734
HCA Holdings, Inc. (a)	1,668,658	145,574
Henry Schein, Inc. (a)	459,572	78,844
Humana, Inc. (b)	851,307	179,839
Laboratory Corp. of America Holdings (a)	588,087	83,661
McKesson Corp.	1,210,737	181,768
Patterson Companies, Inc. (b)	475,745	21,623
Quest Diagnostics, Inc.	791,578	77,131
UnitedHealth Group, Inc.	5,434,484	898,755
Universal Health Services, Inc. Class B	511,980	64,305
		3,118,738
Health Care Technology - 0.1%
Cerner Corp. (a)	1,725,163	94,953
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,852,107	95,013
Illumina, Inc. (a)	838,740	140,405
Mettler-Toledo International, Inc. (a)	149,822	71,348
PerkinElmer, Inc.	625,457	33,937
Thermo Fisher Scientific, Inc.	2,255,432	355,637
Waters Corp. (a)	460,066	71,306
		767,646
Pharmaceuticals - 5.1%
Allergan PLC	2,141,556	524,296
Bristol-Myers Squibb Co.	9,542,040	541,129
Eli Lilly & Co.	5,546,723	459,324
Endo International PLC (a)(b)	1,132,560	15,459
Johnson & Johnson	15,533,130	1,898,304
Mallinckrodt PLC (a)	604,406	31,683
Merck & Co., Inc.	15,742,138	1,036,935
Mylan N.V. (a)	2,627,495	109,961
Perrigo Co. PLC (b)	818,607	61,207
Pfizer, Inc.	34,647,838	1,182,184
Zoetis, Inc. Class A	2,819,574	150,311
		6,010,793

TOTAL HEALTH CARE		16,336,903

INDUSTRIALS - 10.1%
Aerospace & Defense - 2.3%
Arconic, Inc. (b)	2,503,533	72,077
General Dynamics Corp.	1,634,365	310,219
L3 Technologies, Inc.	441,403	74,297
Lockheed Martin Corp.	1,438,592	383,500
Northrop Grumman Corp.	1,006,387	248,668
Raytheon Co.	1,676,608	258,449
Rockwell Collins, Inc.	743,732	71,093
Textron, Inc.	1,542,778	72,973
The Boeing Co.	3,277,105	590,633
TransDigm Group, Inc. (b)	286,321	72,783
United Technologies Corp.	4,372,223	492,094
		2,646,786
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	808,530	64,982
Expeditors International of Washington, Inc.	1,029,865	58,064
FedEx Corp.	1,395,983	269,397
United Parcel Service, Inc. Class B	3,935,964	416,268
		808,711
Airlines - 0.6%
Alaska Air Group, Inc.	703,823	68,848
American Airlines Group, Inc.	2,958,280	137,146
Delta Air Lines, Inc.	4,204,458	209,929
Southwest Airlines Co.	3,514,813	203,156
United Continental Holdings, Inc. (a)	1,648,533	122,140
		741,219
Building Products - 0.3%
Allegion PLC	547,543	39,746
Fortune Brands Home & Security, Inc.	881,030	50,950
Johnson Controls International PLC	5,348,280	224,307
Masco Corp.	1,874,500	63,321
		378,324
Commercial Services & Supplies - 0.3%
Cintas Corp.	491,297	57,978
Republic Services, Inc.	1,319,901	81,768
Stericycle, Inc. (a)(b)	485,790	40,262
Waste Management, Inc.	2,321,764	170,232
		350,240
Construction & Engineering - 0.1%
Fluor Corp.	795,062	44,038
Jacobs Engineering Group, Inc.	689,434	38,891
Quanta Services, Inc. (a)	863,302	32,218
		115,147
Electrical Equipment - 0.6%
Acuity Brands, Inc. (b)	251,703	53,185
AMETEK, Inc.	1,321,383	71,315
Eaton Corp. PLC	2,579,023	185,638
Emerson Electric Co.	3,669,994	220,567
Fortive Corp.	1,717,403	99,008
Rockwell Automation, Inc.	732,141	110,627
		740,340
Industrial Conglomerates - 2.4%
3M Co.	3,434,124	639,949
General Electric Co.	50,509,292	1,505,682
Honeywell International, Inc.	4,351,426	541,753
Roper Technologies, Inc.	579,147	121,158
		2,808,542
Machinery - 1.4%
Caterpillar, Inc.	3,340,529	322,896
Cummins, Inc.	880,267	130,711
Deere & Co.	1,651,609	180,835
Dover Corp.	886,968	71,046
Flowserve Corp. (b)	744,831	34,597
Illinois Tool Works, Inc.	1,803,687	238,105
Ingersoll-Rand PLC	1,474,965	117,053
PACCAR, Inc.	2,001,425	133,715
Parker Hannifin Corp.	761,648	117,934
Pentair PLC	954,648	55,427
Snap-On, Inc.	331,300	56,212
Stanley Black & Decker, Inc.	860,370	109,396
Xylem, Inc.	1,024,271	49,288
		1,617,215
Professional Services - 0.3%
Dun & Bradstreet Corp.	210,022	22,166
Equifax, Inc.	683,788	89,651
Nielsen Holdings PLC	1,918,333	85,097
Robert Half International, Inc.	735,888	35,499
Verisk Analytics, Inc. (a)	889,152	73,728
		306,141
Road & Rail - 0.9%
CSX Corp.	5,347,950	259,696
J.B. Hunt Transport Services, Inc.	499,616	49,047
Kansas City Southern	614,230	54,439
Norfolk Southern Corp.	1,666,871	201,741
Ryder System, Inc.	305,282	23,247
Union Pacific Corp.	4,705,339	507,894
		1,096,064
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,650,254	82,562
United Rentals, Inc. (a)	480,882	61,567
W.W. Grainger, Inc. (b)	312,911	77,589
		221,718

TOTAL INDUSTRIALS		11,830,447

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.1%
Cisco Systems, Inc.	28,660,780	979,625
F5 Networks, Inc. (a)	372,928	53,429
Harris Corp.	709,571	77,982
Juniper Networks, Inc.	2,171,491	60,802
Motorola Solutions, Inc.	947,564	74,829
		1,246,667
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	1,761,282	121,898
Corning, Inc.	5,431,103	149,953
FLIR Systems, Inc.	777,248	28,533
TE Connectivity Ltd.	2,028,863	151,089
		451,473
Internet Software & Services - 4.4%
Akamai Technologies, Inc. (a)	989,472	61,941
Alphabet, Inc.:
Class A (a)	1,690,539	1,428,387
Class C (a)	1,694,484	1,394,916
eBay, Inc. (a)	5,936,099	201,234
Facebook, Inc. Class A (a)	13,365,161	1,811,514
VeriSign, Inc. (a)(b)	519,456	42,840
Yahoo!, Inc. (a)	5,011,847	228,841
		5,169,673
IT Services - 3.7%
Accenture PLC Class A	3,541,711	433,860
Alliance Data Systems Corp.	329,778	80,129
Automatic Data Processing, Inc.	2,576,013	264,350
Cognizant Technology Solutions Corp. Class A (a)	3,464,010	205,312
CSRA, Inc.	830,456	24,764
Fidelity National Information Services, Inc.	1,874,061	154,179
Fiserv, Inc. (a)	1,239,308	143,016
Global Payments, Inc.	877,548	69,932
IBM Corp.	4,940,385	888,380
MasterCard, Inc. Class A	5,434,679	600,315
Paychex, Inc.	1,837,742	112,874
PayPal Holdings, Inc. (a)	6,407,194	269,102
Teradata Corp. (a)(b)	741,676	23,066
The Western Union Co. (b)	2,768,324	54,370
Total System Services, Inc.	944,585	51,461
Visa, Inc. Class A (b)	10,663,128	937,715
		4,312,825
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	1,759,530	144,158
Applied Materials, Inc.	6,171,470	223,531
Broadcom Ltd.	2,268,593	478,514
First Solar, Inc. (a)(b)	444,974	16,104
Intel Corp.	27,057,764	979,491
KLA-Tencor Corp.	892,518	80,434
Lam Research Corp.	929,694	110,206
Linear Technology Corp.	1,372,346	88,626
Microchip Technology, Inc. (b)	1,233,383	89,445
Micron Technology, Inc. (a)	5,893,388	138,141
NVIDIA Corp.	3,077,472	312,302
Qorvo, Inc. (a)(b)	729,278	48,205
Qualcomm, Inc.	8,432,427	476,263
Skyworks Solutions, Inc.	1,060,922	100,586
Texas Instruments, Inc.	5,706,658	437,244
Xilinx, Inc.	1,441,736	84,803
		3,808,053
Software - 4.4%
Activision Blizzard, Inc.	3,903,970	176,186
Adobe Systems, Inc. (a)	2,838,964	335,963
Autodesk, Inc. (a)	1,118,218	96,502
CA Technologies, Inc.	1,789,258	57,739
Citrix Systems, Inc. (a)	890,504	70,305
Electronic Arts, Inc. (a)	1,722,924	149,033
Intuit, Inc.	1,392,203	174,638
Microsoft Corp.	44,394,093	2,840,334
Oracle Corp.	17,112,017	728,801
Red Hat, Inc. (a)	1,025,421	84,915
Salesforce.com, Inc. (a)	3,644,710	296,497
Symantec Corp.	3,559,471	101,694
		5,112,607
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	30,445,338	4,170,711
Hewlett Packard Enterprise Co.	9,512,182	217,068
HP, Inc.	9,768,410	169,677
NetApp, Inc.	1,572,297	65,769
Seagate Technology LLC (b)	1,681,607	81,037
Western Digital Corp.	1,629,940	125,310
Xerox Corp.	4,862,148	36,174
		4,865,746

TOTAL INFORMATION TECHNOLOGY		24,967,044

MATERIALS - 2.8%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,241,126	174,341
Albemarle Corp. U.S.	642,189	65,189
CF Industries Holdings, Inc. (b)	1,330,987	41,820
E.I. du Pont de Nemours & Co.	4,963,587	389,840
Eastman Chemical Co.	837,885	67,240
Ecolab, Inc.	1,498,181	185,729
FMC Corp.	764,166	44,031
International Flavors & Fragrances, Inc.	453,479	57,002
LyondellBasell Industries NV Class A	1,907,972	174,083
Monsanto Co.	2,500,706	284,655
PPG Industries, Inc.	1,507,306	154,393
Praxair, Inc.	1,629,454	193,432
Sherwin-Williams Co.	461,506	142,393
The Dow Chemical Co.	6,398,914	398,396
The Mosaic Co.	1,999,723	62,371
		2,434,915
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	362,369	78,254
Vulcan Materials Co.	755,429	91,112
		169,366
Containers & Packaging - 0.3%
Avery Dennison Corp.	508,099	41,009
Ball Corp.	998,071	73,388
International Paper Co.	2,347,860	123,732
Sealed Air Corp.	1,103,712	51,301
WestRock Co.	1,433,689	77,018
		366,448
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	7,564,075	101,359
Newmont Mining Corp.	3,030,366	103,760
Nucor Corp.	1,818,421	113,779
		318,898

TOTAL MATERIALS		3,289,627

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	2,430,519	278,999
Apartment Investment & Management Co. Class A	895,781	41,681
AvalonBay Communities, Inc.	784,077	144,098
Boston Properties, Inc.	877,982	122,066
Crown Castle International Corp.	2,058,906	192,569
Digital Realty Trust, Inc. (b)	907,480	98,008
Equinix, Inc.	407,545	153,265
Equity Residential (SBI)	2,087,789	131,677
Essex Property Trust, Inc.	374,072	87,795
Extra Space Storage, Inc.	718,324	56,884
Federal Realty Investment Trust (SBI)	409,872	57,681
General Growth Properties, Inc.	3,333,986	82,883
HCP, Inc.	2,669,709	87,540
Host Hotels & Resorts, Inc.	4,224,329	75,996
Iron Mountain, Inc.	1,398,887	50,850
Kimco Realty Corp.	2,426,723	58,848
Mid-America Apartment Communities, Inc.	648,187	66,588
Prologis, Inc.	3,018,170	154,078
Public Storage	851,632	193,712
Realty Income Corp. (b)	1,476,494	90,480
Simon Property Group, Inc.	1,794,125	330,837
SL Green Realty Corp.	578,508	65,186
The Macerich Co.	689,315	46,446
UDR, Inc.	1,525,876	55,694
Ventas, Inc.	2,021,824	131,520
Vornado Realty Trust	981,942	107,886
Welltower, Inc.	2,069,909	145,680
Weyerhaeuser Co.	4,271,116	144,022
		3,252,969
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	1,713,896	61,049

TOTAL REAL ESTATE		3,314,018

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	35,062,613	1,465,267
CenturyLink, Inc. (b)	3,121,376	75,725
Frontier Communications Corp. (b)	6,697,525	19,624
Level 3 Communications, Inc. (a)	1,664,594	95,298
Verizon Communications, Inc.	23,275,924	1,155,184
		2,811,098
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	1,298,932	51,282
American Electric Power Co., Inc.	2,807,478	188,017
Duke Energy Corp.	3,933,571	324,716
Edison International	1,860,250	148,336
Entergy Corp.	1,022,749	78,404
Eversource Energy	1,811,123	106,240
Exelon Corp.	5,271,497	193,517
FirstEnergy Corp.	2,430,818	78,831
NextEra Energy, Inc.	2,667,909	349,496
PG&E Corp.	2,887,154	192,718
Pinnacle West Capital Corp.	635,515	52,233
PPL Corp.	3,880,392	143,109
Southern Co.	5,595,396	284,358
Xcel Energy, Inc.	2,900,207	126,768
		2,318,025
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	1,801,034	29,825
The AES Corp.	3,763,630	43,357
		73,182
Multi-Utilities - 1.0%
Ameren Corp.	1,385,348	75,765
CenterPoint Energy, Inc.	2,459,020	67,180
CMS Energy Corp.	1,593,581	70,946
Consolidated Edison, Inc.	1,739,872	134,040
Dominion Resources, Inc.	3,578,488	277,834
DTE Energy Co.	1,024,500	103,864
NiSource, Inc.	1,842,701	44,059
Public Service Enterprise Group, Inc.	2,888,460	132,811
SCANA Corp.	815,998	56,589
Sempra Energy	1,427,730	157,464
WEC Energy Group, Inc.	1,802,045	108,609
		1,229,161
Water Utilities - 0.1%
American Water Works Co., Inc.	1,016,325	79,273

TOTAL UTILITIES		3,699,641

TOTAL COMMON STOCKS
(Cost $65,794,980)		116,126,579
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.48% to 0.57% 3/2/17 to 3/30/17 (c)
(Cost $49,990)	50,000	49,991
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.60% (d)	465,991,018	$466,084
Fidelity Securities Lending Cash Central Fund 0.62% (d)(e)	1,833,219,021	1,833,586
TOTAL MONEY MARKET FUNDS
(Cost $2,299,416)		2,299,670
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $68,144,386)		118,476,240
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,691,032)
NET ASSETS - 100%		$116,785,208

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
5,689 CME E-mini S&P 500 Index Contracts (United States)	March 2017	672,098	$26,033

The face value of futures purchased as a percentage of Net Assets is 0.6%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,774,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,648
Fidelity Securities Lending Cash Central Fund	7,721
Total	$11,369

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$14,041,673	$14,041,673	$--	$--
Consumer Staples	10,967,857	10,967,857	--	--
Energy	7,697,878	7,697,878	--	--
Financials	17,170,393	17,170,393	--	--
Health Care	16,336,903	16,336,903	--	--
Industrials	11,830,447	11,830,447	--	--
Information Technology	24,967,044	24,967,044	--	--
Materials	3,289,627	3,289,627	--	--
Real Estate	3,314,018	3,314,018	--	--
Telecommunication Services	2,811,098	2,811,098	--	--
Utilities	3,699,641	3,699,641	--	--
U.S. Government and Government Agency Obligations	49,991	--	49,991	--
Money Market Funds	2,299,670	2,299,670	--	--
Total Investments in Securities:	$118,476,240	$118,426,249	$49,991	$--
Derivative Instruments:
Assets
Futures Contracts	$26,033	$26,033	$--	$--
Total Assets	$26,033	$26,033	$--	$--
Total Derivative Instruments:	$26,033	$26,033	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$26,033	$0
Total Equity Risk	26,033	0
Total Value of Derivatives	$26,033	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $1,770,627) — See accompanying schedule: Unaffiliated issuers (cost $65,844,970)	$116,176,570
Fidelity Central Funds (cost $2,299,416)	2,299,670
Total Investments (cost $68,144,386)		$118,476,240
Receivable for investments sold		176,385
Receivable for fund shares sold		355,794
Dividends receivable		241,197
Distributions receivable from Fidelity Central Funds		393
Other receivables		2,586
Total assets		119,252,595
Liabilities
Payable for investments purchased	$439,108
Payable for fund shares redeemed	187,202
Accrued management fee	1,427
Payable for daily variation margin for derivative instruments	1,565
Other affiliated payables	2,381
Other payables and accrued expenses	2,385
Collateral on securities loaned	1,833,319
Total liabilities		2,467,387
Net Assets		$116,785,208
Net Assets consist of:
Paid in capital		$66,484,805
Undistributed net investment income		359,853
Accumulated undistributed net realized gain (loss) on investments		(417,337)
Net unrealized appreciation (depreciation) on investments		50,357,887
Net Assets		$116,785,208
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,822,885 ÷ 46,070 shares)		$82.98
Premium Class:
Net Asset Value, offering price and redemption price per share ($66,051,144 ÷ 795,855 shares)		$82.99
Institutional Class:
Net Asset Value, offering price and redemption price per share ($32,087,103 ÷ 386,601 shares)		$83.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($14,824,076 ÷ 178,606 shares)		$83.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2017
Investment Income
Dividends		$2,149,889
Interest		274
Income from Fidelity Central Funds		11,369
Total income		2,161,532
Expenses
Management fee	$18,405
Transfer agent fees	29,846
Independent trustees' fees and expenses	426
Interest	11
Miscellaneous	296
Total expenses before reductions	48,984
Expense reductions	(4,836)	44,148
Net investment income (loss)		2,117,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	445,525
Fidelity Central Funds	188
Futures contracts	203,064
Total net realized gain (loss)		648,777
Change in net unrealized appreciation (depreciation) on: Investment securities	19,671,033
Futures contracts	13,434
Total change in net unrealized appreciation (depreciation)		19,684,467
Net gain (loss)		20,333,244
Net increase (decrease) in net assets resulting from operations		$22,450,628

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2017	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,117,384	$1,837,904
Net realized gain (loss)	648,777	191,820
Change in net unrealized appreciation (depreciation)	19,684,467	(7,595,149)
Net increase (decrease) in net assets resulting from operations	22,450,628	(5,565,425)
Distributions to shareholders from net investment income	(2,077,274)	(1,909,653)
Distributions to shareholders from net realized gain	(545,764)	(563,349)
Total distributions	(2,623,038)	(2,473,002)
Share transactions - net increase (decrease)	9,525,609	6,532,800
Total increase (decrease) in net assets	29,353,199	(1,505,627)
Net Assets
Beginning of period	87,432,009	88,937,636
End of period	$116,785,208	$87,432,009
Other Information
Undistributed net investment income end of period	$359,853	$318,458

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Investor Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.13	$74.71	$66.10	$53.81	$48.49
Income from Investment Operations
Net investment income (loss)B	1.54	1.45	1.44	1.19	1.10
Net realized and unrealized gain (loss)	15.23	(6.05)	8.64	12.26	5.28
Total from investment operations	16.77	(4.60)	10.08	13.45	6.38
Distributions from net investment income	(1.52)	(1.52)	(1.31)	(1.16)	(1.06)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.92)	(1.98)	(1.47)	(1.16)	(1.06)
Net asset value, end of period	$82.98	$68.13	$74.71	$66.10	$53.81
Total ReturnC	24.88%	(6.26)%	15.40%	25.27%	13.36%
Ratios to Average Net AssetsD,E
Expenses before reductions	.09%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.09%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.09%	.10%	.10%	.10%	.10%
Net investment income (loss)	2.04%	2.02%	2.06%	1.98%	2.21%
Supplemental Data
Net assets, end of period (in millions)	$3,823	$7,635	$7,315	$5,751	$4,705
Portfolio turnover rateF	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Premium Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.72	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	1.58	1.48	1.48	1.22	1.13
Net realized and unrealized gain (loss)	15.21	(6.04)	8.63	12.26	5.27
Total from investment operations	16.79	(4.56)	10.11	13.48	6.40
Distributions from net investment income	(1.55)	(1.55)	(1.34)	(1.19)	(1.08)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.95)	(2.01)	(1.50)	(1.19)	(1.08)
Net asset value, end of period	$82.99	$68.15	$74.72	$66.11	$53.82
Total ReturnC	24.91%	(6.21)%	15.45%	25.32%	13.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.05%	.05%	.05%	.06%
Expenses net of all reductions	.05%	.05%	.05%	.05%	.06%
Net investment income (loss)	2.08%	2.06%	2.11%	2.02%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$66,051	$49,215	$49,784	$38,736	$28,996
Portfolio turnover rateF	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.82	$48.50
Income from Investment Operations
Net investment income (loss)B	1.59	1.49	1.48	1.22	1.13
Net realized and unrealized gain (loss)	15.22	(6.05)	8.64	12.26	5.28
Total from investment operations	16.81	(4.56)	10.12	13.48	6.41
Distributions from net investment income	(1.56)	(1.56)	(1.35)	(1.19)	(1.09)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.96)	(2.02)	(1.50)C	(1.19)	(1.09)
Net asset value, end of period	$83.00	$68.15	$74.73	$66.11	$53.82
Total ReturnD	24.94%	(6.21)%	15.47%	25.33%	13.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.04%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.09%	2.07%	2.12%	2.03%	2.27%
Supplemental Data
Net assets, end of period (in millions)	$32,087	$23,860	$25,621	$22,636	$17,703
Portfolio turnover rateG	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $1.347 and distributions from net realized gain of $.157 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity 500 Index Fund Institutional Premium Class

Years ended February 28,	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$68.15	$74.73	$66.11	$53.83	$48.50
Income from Investment Operations
Net investment income (loss)B	1.61	1.50	1.50	1.24	1.14
Net realized and unrealized gain (loss)	15.21	(6.05)	8.64	12.24	5.29
Total from investment operations	16.82	(4.55)	10.14	13.48	6.43
Distributions from net investment income	(1.58)	(1.57)	(1.36)	(1.20)	(1.10)
Distributions from net realized gain	(.40)	(.46)	(.16)	–	–
Total distributions	(1.97)C	(2.03)	(1.52)	(1.20)	(1.10)
Net asset value, end of period	$83.00	$68.15	$74.73	$66.11	$53.83
Total ReturnD	24.97%	(6.19)%	15.50%	25.34%	13.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.02%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	2.11%	2.09%	2.14%	2.05%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$14,824	$6,722	$6,217	$3,506	$1,912
Portfolio turnover rateG	5%	5%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.97 per share is comprised of distributions from net investment income of $1.576 and distributions from net realized gain of $.398 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) (formerly Spartan 500 Index Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$52,765,344
Gross unrealized depreciation	(3,008,523)
Net unrealized appreciation (depreciation) on securities	$49,756,821
Tax Cost	$68,719,419

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$382,153
Undistributed long-term capital gain	$163,821
Net unrealized appreciation (depreciation) on securities and other investments	$49,756,821

The tax character of distributions paid was as follows:

	February 28, 2017	February 29, 2016
Ordinary Income	$2,077,274	$ 1,909,653
Long-term Capital Gains	545,764	563,349
Total	$2,623,038	$ 2,473,002

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $203,064 and a change in net unrealized appreciation (depreciation) of $13,434 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,002,647 and $4,608,979, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. Effective July 1, 2016, the Board approved an amendment to the management contract to reduce the management fee from an annual rate of .025% to .015% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. For the reporting period, the Fund's total annual management fee rate was .018% of the Fund's average net assets.

Effective July 1, 2016, the Board also approved an amendment to the expense contract. Under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.09%
Premium Class	.045%
Institutional Class	.035%
Institutional Premium Class	.015%

Prior to July 1, 2016, the investment adviser paid class-level expenses as necessary so that the total expenses did not exceed .10%, .07%, .05% and .025% for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of class-level average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Effective July 1, 2016, under the amended expense contract, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .03% and .02%, of class-level average net assets, respectively, and Institutional Premium Class does not pay transfer agent fees. Prior to July 1, 2016, Institutional Class paid a portion of the transfer agent fees at an annual rate of .025% of class-level average net assets and Fidelity Institutional Premium Class did not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Investor Class	$3,970.075
Premium Class	19,885.035
Institutional Class	5,991.022
	$29,846

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$250,004.80%		$11

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $297 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,721.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. Effective July 1, 2016, the expense limitations were discontinued.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Investor Class	.095%	$127
Premium Class	.050%	3,653
Institutional Class	.040%	892
Institutional Premium Class	.020%	144

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended February 28, 2017	Year ended February 29, 2016
From net investment income
Investor Class	$103,371	$160,814
Premium Class	1,163,534	1,067,060
Institutional Class	571,931	539,338
Institutional Premium Class	238,438	142,441
Total	$2,077,274	$1,909,653
From net realized gain
Investor Class	$21,275	$46,603
Premium Class	305,450	315,883
Institutional Class	149,467	159,647
Institutional Premium Class	69,572	41,216
Total	$545,764	$563,349

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28, 2017	Year ended February 29, 2016
Investor Class
Shares sold	52,360	87,341	$3,969,866	$6,291,602
Reinvestment of distributions	1,552	2,810	117,535	200,977
Shares redeemed	(119,903)	(76,004)	(8,989,547)	(5,510,721)
Net increase (decrease)	(65,991)	14,147	$(4,902,146)	$981,858
Premium Class
Shares sold	207,763	161,112	$15,845,150	$11,549,891
Reinvestment of distributions	17,738	17,921	1,356,321	1,282,869
Shares redeemed	(151,849)	(123,084)	(11,521,839)	(8,857,179)
Net increase (decrease)	73,652	55,949	$5,679,632	$3,975,581
Institutional Class
Shares sold	137,895	88,397	$10,500,882	$6,327,192
Reinvestment of distributions	9,370	9,762	716,383	698,986
Shares redeemed	(110,790)	(90,903)	(8,442,330)	(6,547,204)
Net increase (decrease)	36,475	7,256	$2,774,935	$478,974
Institutional Premium Class
Shares sold	104,472	38,579	$7,851,293	$2,772,299
Reinvestment of distributions	3,986	2,567	306,104	183,657
Shares redeemed	(28,482)	(25,710)	(2,184,209)	(1,859,569)
Net increase (decrease)	79,976	15,436	$5,973,188	$1,096,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund (formerly Spartan 500 Index Fund):

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity 500 Index Fund (a fund of Fidelity Concord Street Trust) as of February 28, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity 500 Index Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 178 funds. Mr. Chiel oversees 131 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present) and the Finance Committee of the Asolo Repertory Theatre (2016-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2001

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Interim Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Investor Class	.09%
Actual		$1,000.00	$1,099.60	$.47
Hypothetical-C		$1,000.00	$1,024.35	$.45
Premium Class	.05%
Actual		$1,000.00	$1,099.90	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Institutional Class	.04%
Actual		$1,000.00	$1,100.10	$.21
Hypothetical-C		$1,000.00	$1,024.60	$.20
Institutional Premium Class	.02%
Actual		$1,000.00	$1,100.20	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity 500 Index Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains

Investor Class	04/10/17	04/07/17	$0.34700	$0.131
Premium Class	04/10/17	04/07/17	$0.35692	$0.131
Institutional Class	04/10/17	04/07/17	$0.35913	$0.131
Institutional Premium Class	04/10/17	04/07/17	$0.36354	$0.131

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2017, $700,583,189, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.06% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Investor Class designates 100%, 94%, 94%, and 94%; Premium Class designates 97%, 92%, 92%, and 92%; Institutional Class designates 96%, 91%, 91%, and 91%; and Institutional Premium Class designates 95%, 90%, 90%, and 91%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Investor Class designates 100%, 99%, 100%, and 99%; Premium Class designates 100%, 97%, 97%, and 97%; Institutional Class designates 99%, 97%, 97%, and 97%; and Institutional Premium Class designates 98%, 96%, 96%, and 96%; of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

UEI-ANN-0417
1.768776.116

Item 2.

Code of Ethics

As of the end of the period, February 28, 2017, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Extended Market Index Fund, Fidelity International Index Fund, Fidelity Total Market Index Fund and Fidelity 500 Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Extended Market Index Fund	$82,000	$-	$5,600	$3,600
Fidelity International Index Fund	$89,000	$-	$6,800	$3,700
Fidelity Total Market Index Fund	$85,000	$-	$8,300	$3,900
Fidelity 500 Index Fund	$78,000	$-	$4,600	$3,500

February 29, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Extended Market Index Fund	$87,000	$-	$4,600	$7,000
Fidelity International Index Fund	$88,000	$-	$76,500	$6,700
Fidelity Total Market Index Fund	$101,000	$-	$6,800	$11,000
Fidelity 500 Index Fund	$107,000	$-	$6,300	$17,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2017A	February 29, 2016A,B
Audit-Related Fees	$5,985,000	$5,470,000
Tax Fees	$105,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Reflects current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2017 A	February 29, 2016 A,B
PwC	$8,010,000	$6,230,000

A Amounts may reflect rounding.

B Reflects current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2017